As filed with the Securities and Exchange Commission on December 22, 2025.
Registration Nos. 333-131683
811-21852

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 253
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 278
☒
(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)

290 Congress Street, Boston, Massachusetts 02210
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Michael G. Clarke c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐  Immediately upon filing pursuant to paragraph (b)
☒  On December 31, 2025 pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  On (date) pursuant to paragraph (a)(1)
☐  75 days after filing pursuant to paragraph (a)(2)
☐  On (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment relates solely to the Registrant’s Columbia Emerging Markets Bond Fund, Columbia Integrated Large Cap Growth Fund, Columbia Integrated Large Cap Value Fund, Columbia Integrated Small Cap Growth Fund, Columbia Pyrford International Stock Fund and Columbia Ultra Short Duration Municipal Bond Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Columbia Emerging Markets Bond Fund
Prospectus
January 1, 2026

Class	Ticker Symbol
A	REBAX
Institutional (Class Inst)	CMBZX
Institutional 2 (Class Inst2)	CEBRX
Institutional 3 (Class Inst3)	CEBYX
R	CMBRX

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Emerging Markets Bond Fund

2
Prospectus 2026

Columbia Emerging Markets Bond Fund
Summary of the Fund
Investment Objective
Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 31 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Classes Inst, Inst2, Inst3 and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.00%	0.50%
Other expenses(b)	0.26%	0.26%	0.13%	0.07%	0.26%
Total annual Fund operating expenses(c)	1.11%	0.86%	0.73%	0.67%	1.36%
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)
Other expenses have been restated to reflect current fees paid by the Fund.
(c)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2026
3

Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$583	$811	$1,058	$1,762
Class Inst (whether or not shares are redeemed)	$88	$274	$477	$1,061
Class Inst2 (whether or not shares are redeemed)	$75	$233	$406	$906
Class Inst3 (whether or not shares are redeemed)	$68	$214	$373	$835
Class R (whether or not shares are redeemed)	$138	$431	$745	$1,635
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on the Fund investment team’s qualitative judgments about a country’s level of economic and institutional development, among other factors. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Fixed income securities may be denominated in either U.S. dollars or the local currency of the issuer. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single issuer. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Latin America region along with the Middle East and North Africa region. The Fund can invest in emerging market sovereign debt instruments of any credit quality, including those rated investment grade and below investment grade or considered to be of comparable quality (commonly referred to as “high yield” investments or “junk bonds”). Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade or, if unrated, determined to be of comparable quality.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including interest rate futures) and swaps (including credit default swaps and credit default swap indexes) for hedging and investment purposes.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund also invests in money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles).
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
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Prospectus 2026

Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risks, including Emerging Market Securities Risk, Foreign Securities Risk, High-Yield Investments Risk, Sovereign Debt Risk, Interest Rate Risk, Credit Risk, Market Risk, and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Prospectus 2026
5

Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have
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Prospectus 2026

Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to the risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. Increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist and similar measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■
Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
■
Middle East and North Africa Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Middle East and North Africa region. These include the risk of local and regional conflicts including terrorist activity, religious, ethnic and/or socio-economic unrest, acts of war or other conflicts in the region and elevated risks of volatile interest rates, excessive inflation and unemployment rates. Currency devaluations, exchange rate
Prospectus 2026
7

Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Middle Eastern and North African economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the
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Prospectus 2026

Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) are subject to mandatory liquidity fees if daily net redemptions exceed 5% of their net assets and may also impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interests of the money market fund. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund's investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Prospectus 2026
9

Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax
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Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	12.92%
	Worst	1st Quarter 2020	-13.80%
*
Year to Date return as of September 30, 2025: 9.12%
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	02/16/2006
returns before taxes		0.92%	-0.48%	2.24%
returns after taxes on distributions		-1.21%	-2.12%	0.61%
returns after taxes on distributions and sale of Fund shares		0.53%	-1.06%	1.01%
Class Inst returns before taxes	09/27/2010	6.12%	0.74%	2.99%
Class Inst2 returns before taxes	11/08/2012	6.37%	0.89%	3.15%
Class Inst3 returns before taxes	11/08/2012	6.31%	0.92%	3.20%
Class R returns before taxes	11/16/2011	5.60%	0.23%	2.47%
JPMorgan Emerging Markets Bond Index - Global (reflects no deductions for fees, expenses or taxes)		5.73%	0.35%	3.08%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Head of Emerging Markets Debt	Lead Portfolio Manager	2020
Christopher Cooke	Portfolio Manager	Portfolio Manager	2017
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Columbia Emerging Markets Bond Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:
Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. 801 Pennsylvania Ave., STE. 219104 Kansas City, MO 64105-1307	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment
Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class A	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class Inst	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Classes Inst2 & R	All eligible accounts	None	N/A
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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More Information About the Fund
Investment Objective
Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
The Fund invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on the Fund investment team’s qualitative judgments about a country’s level of economic and institutional development, among other factors. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Fixed income securities may be denominated in either U.S. dollars or the local currency of the issuer. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single issuer. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Latin America region along with the Middle East and North Africa region. The Fund can invest in emerging market sovereign debt instruments of any credit quality, including those rated investment grade and below investment grade or considered to be of comparable quality (commonly referred to as “high yield” investments or “junk bonds”). Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. The Fund may invest up to 100% of its assets in debt securities that are rated below investment grade or, if unrated, determined to be of comparable quality.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including interest rate futures) and swaps (including credit default swaps and credit default swap indexes) for hedging and investment purposes.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions. The Fund also invests in money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles).
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by:
■
Analyzing the creditworthiness of emerging market countries;
■
Seeking to evaluate the best relative value opportunities among emerging market countries, by comparing sovereign debt spreads to fundamental creditworthiness and comparing the recent sovereign debt spread relationships among countries to historic relationships; and
■
Seeking to identify emerging markets bonds that can take advantage of attractive local interest rates and provide exposure to undervalued currencies.
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More Information About the Fund (continued)
In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether in its view:
■
The security is overvalued;
■
The security has new credit risks; or
■
The security continues to meet the standards described above.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Emerging Market Securities Risk, Foreign Securities Risk, High-Yield Investments Risk, Sovereign Debt Risk, Interest Rate Risk, Credit Risk, Market Risk, and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or
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More Information About the Fund (continued)
otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■
A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country's or region’s currency. The Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the
Prospectus 2026
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Columbia Emerging Markets Bond Fund
More Information About the Fund (continued)
currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■
An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■
A credit default swap (including a swap on a credit default index, sometimes referred to as a credit default swap index) is a derivative and special type of swap where one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return upon the occurrence of a particular credit event by one or more third parties, such as bankruptcy, default or a similar event. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps enable an investor to buy or sell protection against such a credit event (such as an issuer’s bankruptcy, restructuring or failure to make timely payments of interest or principal). Credit default swap indices are indices that reflect the performance of a basket of credit default swaps and are subject to the same risks as credit default swaps. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a credit default swap defaults on its obligation to make payments thereunder, as a result of its bankruptcy or
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More Information About the Fund (continued)
otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of your investment in the Fund. Even though the currencies of some countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would normally prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on
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More Information About the Fund (continued)
the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. Securities issued by foreign governments or companies in frontier market countries are even more likely than emerging markets securities to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■
Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. The economies of many Latin American countries have experienced elevated and volatile interest rates, inflation rates and unemployment rates. Currency devaluations and exchange rate volatility have also been common among Latin American economies. Relatively high dependence upon commodities, such as petroleum, minerals, metals and agricultural products, amongst others, may cause certain Latin American economies to be
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particularly sensitive to fluctuations in commodity prices. International economic conditions, trade arrangements and flow of international capital may have significant impact on Latin American economies due to their relatively heavy reliance upon international trade. Latin American economies may also be susceptible to adverse government regulatory and economic intervention and controls which may negatively impact economic growth. Limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities from Latin American countries could adversely affect the Fund. Other risks associated with investments in Latin American economies may include inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Middle East and North Africa Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Middle East and North Africa region. The economies of many Middle Eastern and North African countries have experienced local and regional conflicts including terrorist activity, religious, ethnic and/or socio-economic unrest, acts of war or other conflicts in the region, as well as elevated and volatile interest rates, inflation rates and unemployment rates. Currency devaluations and exchange rate volatility have also been common among Middle Eastern and North African economies. Relatively high dependence upon commodities, such as petroleum and minerals amongst others, may cause certain Middle Eastern and North African economies to be particularly sensitive to fluctuations in commodity prices. International economic conditions, trade arrangements and flow of international capital may have a significant impact on Middle Eastern and North African economies due to their relatively heavy reliance upon international trade. Middle Eastern and North African economies may also be susceptible to adverse government regulatory and economic intervention and controls which may negatively impact economic growth. Limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities from Middle Eastern and North African countries could adversely affect the Fund. Other risks associated with investments in Middle Eastern and North African economies may include inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is
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expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition,
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turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interests of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% of the value of the shares redeemed if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses, along with the fees and expenses of any other funds in which the Fund may invest, are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under Fees and Expenses of the Fund. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund's investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
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Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
With respect to sovereign or quasi-sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign or quasi-sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt holders. Sovereign debt risk is increased for emerging market issuers.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
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Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
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Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
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Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
eDelivery and Mailings to Households
In order to reduce shareholder expenses, the Fund may mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the
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Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. Transfer agency fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agency and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Emerging Markets Bond Fund
Class A	1.14%
Class Inst	0.89%
Class Inst2	0.76%
Class Inst3	0.70%
Class R	1.39%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
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Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, the Transfer Agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
Prospectus 2026
27

Columbia Emerging Markets Bond Fund
More Information About the Fund (continued)
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time, the Investment Manager  (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading, and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Fund and other accounts of the Investment Manager  (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships and the Fund will pay no additional fees and expenses as a result of any such arrangements or relationships. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the SEC and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates serve as “associated persons” or officers of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in this prospectus and the Fund's SAI, and with the Investment Manager’s and the Fund's compliance policies and procedures, provide services to the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.599% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal year ended August 31, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Adrian Hilton	Head of Emerging Markets Debt	Lead Portfolio Manager	2020
Christopher Cooke	Portfolio Manager	Portfolio Manager	2017
Mr. Hilton joined Threadneedle Asset Management Limited, a Participating Affiliate, in 2016 as a fixed income portfolio manager. Mr. Hilton began his investment career in 2000 and earned a B.A. in History from the University of Birmingham (U.K.).
Mr. Cooke joined Threadneedle Asset Management Limited, a Participating Affiliate, in 2008. Prior to becoming Deputy Portfolio Manager in 2017, Mr. Cooke served as a portfolio analyst since 2013 and, prior to that, served as a graduate trainee and business analyst. Mr. Cooke began his investment career in 2008 and earned a BSc in computer science and artificial intelligence from the Aberystwyth University (Wales).
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
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Prospectus 2026

Columbia Emerging Markets Bond Fund
More Information About the Fund (continued)
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing general customer services. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Prospectus 2026
29

Columbia Emerging Markets Bond Fund
More Information About the Fund (continued)
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Prospectus 2026

Columbia Emerging Markets Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Acorn Trust (CAT), Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST II. Columbia Funds with names that include the words “Tax-Exempt” or “Municipal” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is treated as a Taxable Fund for these purposes.
Funds Contact Information
Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., 801 Pennsylvania Ave., STE. 219104, Kansas City, MO 64105-1307.
*
The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the selling and servicing agents that are authorized to sell and/or service shares of the Funds. Financial intermediaries include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry.
Omnibus Accounts
The term “omnibus account” refers to a financial intermediary’s account with the Fund (held directly through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the financial intermediary (beneficial Fund shareholders). Omnibus accounts are held in the name of the financial intermediaries and not in the name of the beneficial Fund shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under Sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), and non-qualified deferred compensation plans governed by Section 409A of the Code and similar plans, but does not refer to individual retirement plans, such as traditional IRAs and Roth IRAs. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Networked Accounts
Networking, offered by the Depository Trust & Clearing Corporation’s Wealth Management Services (WMS), is the industry standard IT system for mutual fund account reconciliation and dividend processing.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of the Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee,
Prospectus 2026
31

Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Fund, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.
When deciding which class of shares to buy, you should consider, among other things:
■
The amount you plan to invest.
■
How long you intend to remain invested in the Fund.
■
The fees (e.g., sales charge or “load”) and expenses for each share class.
■
Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
 FUNDamentals
Front-End Sales Charge Calculation
The front-end sales charge is calculated as a percentage of the offering price.
■
The net asset value (NAV) per share is the price of a share calculated by the Fund every business day.
■
The offering price per share is the NAV per share plus any front-end sales charge (or load) that applies.
The dollar amount of any applicable front-end sales charge is the difference between the offering price of the shares you buy and the NAV of those shares. To determine the front-end sales charge you will pay when you buy Class A shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund) and base the sales charge on the aggregate amount. For information on account value aggregation, sales charge waivers and other important information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
 FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge (CDSC) is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC can vary based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through Fund distribution reinvestments or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Share Class Features
The following summarizes the primary features of Class A, Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares.
32
Prospectus 2026

Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus, as it may be supplemented from time to time, and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new and/or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
The sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Appendix A describes financial intermediary-specific reductions and/or waiver policies. A shareholder transacting in Fund shares through a financial intermediary identified in Appendix A should carefully read the terms and conditions of Appendix A. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts, as defined below, or through another financial intermediary. The information in Appendix A may be provided by, or compiled from or based on information provided by the financial intermediaries identified in Appendix A. To obtain additional information regarding any sales charge reduction and/or waiver described in Appendix A, and to ensure that you receive any such reductions or waivers that may be available to you, please consult your financial intermediary.
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment(e) Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts (as described below))
Taxable Funds:
5.75% maximum,
declining to 0.00%
on investments of
$1 million or more
Tax-Exempt Funds:
3.00% maximum,
declining to 0.00%
on investments of
$500,000 or more
None for Columbia
Government
Money Market
Fund and certain
other Funds(f)

Taxable Funds(f):
CDSC on certain
investments of
between $1 million
and $50 million
redeemed within
18 months after
purchase charged
as follows:
• 1.00% CDSC if
redeemed within
12 months after
purchase, and
• 0.50% CDSC if
redeemed more
than 12, but less
than 18, months
after purchase
Tax-Exempt
Funds(f): Maximum
CDSC of 0.75% on
certain
investments of
$500,000 or more
redeemed within
12 months after
purchase

Reductions: Yes, see Choosing
a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Reductions
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Waivers, as well as Choosing a
Share Class — CDSC Waivers –
Class A and Class C
Financial intermediary-
specific waivers are also
available, see Appendix A
Distribution and Service Fees: up to 0.25%
Class C
Eligibility: Available to the general
public for investment
Minimum Initial Investment: $2,000
($1,000 for IRAs; $100 for monthly
Systematic Investment Plan
accounts)
Purchase Order Limit for Tax-Exempt
Funds: $499,999(g), none for omnibus
retirement plans
		None	1.00% on certain investments redeemed within one year of purchase
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class –
CDSC Waivers – Class A and
Class C
Financial intermediary-
specific CDSC waivers are
also available, see Appendix A
Distribution Fee: 0.75% Service Fee: 0.25%
Prospectus 2026
33

Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Purchase Order Limit for Taxable
Funds: $999,999(g); none for omnibus
retirement plans
Conversion Feature: Yes. Class C
shares generally automatically
convert to Class A shares of the
same Fund in the month of or the
month following the 8-year
anniversary of the Class C shares
purchase date.(b)

Class Inst
Eligibility: Available only to (i)
omnibus retirement plans, including
self-directed brokerage accounts
within omnibus retirement plans that
clear through institutional no
transaction fee (NTF) and
transaction fee (TF) platforms; (ii)
trust companies or similar
institutions; (iii) broker-dealers,
banks, trust companies and similar
institutions that clear Fund share
transactions for their client or
customer investment advisory or
similar accounts through designated
financial intermediaries and their
mutual fund trading platforms that
have been granted specific written
authorization from the Distributor
with respect to Class Inst eligibility
apart from selling, servicing or
similar agreements; (iv) 501(c)(3)
charitable organizations; (v) 529
plans; (vi) health savings accounts;
(vii) investors participating in a fee-
based advisory program sponsored
by a financial intermediary or other
entity that is not compensated by the
Fund for those services, other than
payments for shareholder servicing
or sub-accounting performed in
place of the Transfer Agent; (viii)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst shares
within such platform; (ix) any current
employee of Columbia Management
Investment Advisers, LLC, the
Distributor or Transfer Agent and
immediate family members of the
foregoing who share the same
address; and (x) financial
intermediaries that have entered into
a written agreement with the
		None	None	N/A	None
34
Prospectus 2026

Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Distributor to offer Class Inst shares
through a no-load or investment
program(e)(h)(i)
Minimum Initial Investment: None,
except in the case of (viii) and (ix)
above, which is $2,000 ($1,000 for
IRAs; $100 for monthly Systematic
Investment Plan accounts)

Class Inst2
Eligibility: Available only to (i) certain
registered investment advisers and
family offices that clear Fund share
transactions for their client or
customer accounts through
designated financial intermediaries
and their mutual fund trading
platforms that have been granted
specific written authorization from
the Transfer Agent with respect to
Class Inst2 eligibility apart from
selling, servicing or similar
agreements; (ii) omnibus retirement
plans(h); (iii) health savings accounts,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst2
shares within such platform and that
Fund shares are held in an omnibus
account; and (iv) institutional
investors that are clients of the
Columbia Threadneedle Global
Institutional Distribution Team that
invest in Class Inst2 shares for their
own account through platforms
approved by the Distributor or an
affiliate thereof to offer and/or
service Class Inst2 shares within
such platform.
Minimum Initial Investment: None
		None	None	N/A	None
Class Inst3
Eligibility: Available to (i) group
retirement plans that maintain plan-
level or omnibus accounts with the
Fund(h); (ii) institutional investors that
are clients of the Columbia
Threadneedle Global Institutional
Distribution Team that invest in
Class Inst3 shares for their own
account through platforms approved
by the Distributor or an affiliate
thereof to offer and/or service
Class Inst3 shares within such
platform; (iii) collective trust funds;
(iv) affiliated or unaffiliated mutual
funds (e.g., funds operating as funds-
of-funds); (v) fee-based platforms of
financial intermediaries (or the
clearing intermediary they trade
through) that have an agreement
with the Distributor or an affiliate
		None	None	N/A	None
Prospectus 2026
35

Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

thereof that specifically authorizes
the financial intermediary to offer
and/or service Class Inst3 shares
within such platform, provided also
that Fund shares are held in an
omnibus account; (vi)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; (vii) health savings
accounts, provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; and (viii) bank trust
departments, subject to an
agreement with the Distributor that
specifically authorizes offering
Class Inst3 shares and provided that
Fund shares are held in an omnibus
account. In each case above where
noted that Fund shares are required
to be held in an omnibus account,
the Distributor may, in its discretion,
determine to waive this
requirement.(e)
Minimum Initial Investment: No
minimum for the eligible investors
described in (i), (iii), (iv), (v), and (vii)
above; $2,000 ($1,000 for IRAs; $100
for monthly Systematic Investment
Plan accounts) for the eligible
investors described in (vi) above; and
$1 million for all other eligible
investors, unless waived in the
discretion of the Distributor

Class R
Eligibility: Available only to eligible
retirement plans, health savings
accounts and, in the sole discretion
of the Distributor, other types of
retirement accounts held through
platforms maintained by financial
intermediaries approved by the
Distributor
Minimum Initial Investment: None
		None	None	N/A	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class S	Class S shares are available (i) to be held, but not purchased, by accounts	None	None	N/A	None
36
Prospectus 2026

Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

of financial intermediaries that, with
specific written permission from the
Distributor, have instructed the Fund
to exchange Class Inst shares for
Class S shares; and (ii) to be held
and purchased by omnibus group
retirement plans that (A) opened and,
subject to exceptions, funded a
Class Inst share account as of the
close of business on March 28, 2013
and have continuously held
Class Inst shares in such account
through at least September 30, 2024
and (B) received specific written
permission from the Distributor to
exchange Class Inst shares for
Class S shares. Only omnibus
retirement plans referenced in (ii)
above may purchase Class S shares,
open new Class S accounts, or add
new plan participants to a Class S
shares omnibus retirement plan
account. Otherwise, Class S shares
are not available for purchase (other
than through the reinvestment of
distributions on Class S shares).(h)
Minimum Initial Investment: See
Eligibility above

(a)
Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(b)
For more information on the conversion of Class C shares to Class A shares, see Choosing a Share Class - Sales Charges and Commissions - Class C Shares - Conversion to Class A Shares.
(c)
Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)
These are the maximum applicable distribution and/or service fees. These fees are paid under the Fund’s Rule 12b-1 plan. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund each pay a distribution and service fee of up to 0.15% on Class A shares. Columbia Government Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares. Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund each pay a service fee of up to 0.20% on Class A and Class C shares. Columbia Intermediate Duration Municipal Bond Fund pays a distribution fee of up to 0.60% on Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)
Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds’ shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
(f)
For Columbia Short Duration Municipal Bond Fund, a CDSC of 0.50% is charged on certain investments of $500,000 or more redeemed within 12 months after purchase. Purchases into each of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund are subject to a CDSC of 1% on investments of $500,000 or more if redeemed within 12 months of purchase. The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund.
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Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
(g)
If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
(h)
These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
● Class Inst2 Shares. Shareholders with Class Inst2 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst2 shares may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts and add new shareholders in the program.
● Class Inst3 Shares. Shareholders with Class Inst3 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst3 shares may not establish new accounts for such share class but may continue to make additional purchases of Class Inst3 shares in existing accounts.
● Class S Shares. Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
(i)
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Sales Charges and Commissions
Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees. You may be required to pay brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.
As described in more detail below, Class A shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund, if available. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, Class C shares held in Direct-at-Fund Accounts automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and the conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Inst, Class Inst2, Class Inst3 and Class S shares of the Fund do not have distribution and/or service fees.
Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for
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Choosing a Share Class (continued)
you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.
Class A Shares — Front-End Sales Charge
Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, and Columbia U.S. Treasury Index Fund), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class — Reductions/Waivers of Sales Charges and Appendix A.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge.
The front-end sales charge you will pay on Class A shares:
■
depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and
■
is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund).
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Equity Funds, Columbia Adaptive Risk Allocation Fund, Columbia Commodity Strategy Fund, Columbia Multi Strategy Alternatives Fund, and Funds-of-Funds (equity)*	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

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Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$0-$49,999	4.75%	4.99%	4.00%
	$50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Tax-Exempt Funds (other than Columbia Short Duration Municipal Bond Fund)	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

Columbia Floating Rate Fund, Columbia Mortgage Opportunities Fund, Columbia Quality Income Fund, and Columbia Total Return Bond Fund	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Columbia Select Short Corporate Income Fund, Columbia Short Duration Municipal Bond Fund, and Columbia Short Term Bond Fund	$0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$499,999	0.50%	0.50%	0.40%
	$500,000 or more	0.00%	0.00%	0.00%(c)

*
The following Funds are not subject to a front-end sales charge or CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund, Columbia Flexible Capital Income Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)
Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)
For information regarding cumulative commissions paid to your financial intermediary when you buy Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.
Tax-Exempt Funds
■
If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Duration Municipal Bond Fund) without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at
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Choosing a Share Class (continued)
the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem those shares within 12 months after purchase.
■
If you purchased Class A shares of Columbia Short Duration Municipal Bond Fund without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem those shares within 12 months after purchase.
Taxable Funds
■
If you purchased Class A shares of any Taxable Fund (other than Columbia Select Short Corporate Income Fund or Columbia Short Term Bond on or after August 1, 2024) without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.
■
If you purchased Class A shares of Columbia Select Short Corporate Income Fund or Columbia Short Term Bond Fund on or after August 1, 2024 without paying a front-end sales charge because your eligible accounts aggregated $500,000 or more at the time of such purchase, you will incur a CDSC of 1.00% if you redeem those shares within 12 months after such purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 1.00% if you redeem those shares within 12 months after purchase.
Class A Shares — Commissions
The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares — Front-End Sales Charge above.
The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):
Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%
*
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $3,999,999 and 0.50% on the balance.
**
The commission level on purchases of Class A shares of Columbia Short Duration Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

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Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
Class A Shares of Taxable Funds (other than Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund) — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Class A Shares of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$500,000 – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.
Class C Shares — Front-End Sales Charge
You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
Class C Shares — Conversion to Class A Shares
Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted (pursuant to the financial intermediary’s Class C conversion policy, including those disclosed in Appendix A, which may differ from the Fund’s policy described here) provided that the intermediary is able to track individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder holding period is calculated properly. Not all financial intermediaries are able to track individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary's platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.
The following rules apply to the automatic conversion of Class C shares to Class A shares:
■
Class C share accounts that are Direct-at-Fund Accounts and Networked Accounts for which the Transfer Agent (and not your financial intermediary) sends you Fund account transaction confirmations and statements, convert
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Choosing a Share Class (continued)
on or about the 15th day of the month (if the 15th is not a business day, then the next business day thereafter) that they become eligible for automatic conversion provided that the Fund has records that Class C shares have been held for the requisite time period.
■
For purposes of determining the month when your Class C shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made. Your financial intermediary may choose a different day of the month to convert Class C shares. Please contact your financial intermediary for more information on calculating the holding period.
■
Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.
■
You’ll receive the same dollar value of Class A shares as the Class C shares that were automatically converted. Class C shares that you received from an exchange of Class C shares of another Fund will convert based on the day you bought the original shares.
■
In addition to the above automatic conversion of Class C to Class A shares policy, the Transfer Agent seeks to convert Class C shares as soon as administratively feasible, regardless of how long such shares have been owned, to Class A shares of the same Fund for Direct-at-Fund Accounts (as defined below) that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
■
No sales charge or other charges apply in connection with these automatic conversions, and the conversions are free from U.S. federal income tax.
Class C Shares — CDSC
You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares. A portion of this payment may be passed along to your financial advisor. The Distributor seeks to recover this payment through fees it receives under the Fund's distribution and/or service plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Reductions/Waivers of Sales Charges
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A.
Class A Shares Front-End Sales Charge Reductions
The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
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First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members' ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow (which means you will not be able to redeem Fund shares equivalent to that amount until they are released from escrow). At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.
The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A.
 FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group retirement plan accounts are valued at the retirement plan level.
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Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C or Class E shares of a Fund, or non-retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund.
Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.
Class A Shares Front-End Sales Charge Waivers
There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class A shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.
In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit
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Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
plans and certain qualified deferred compensation plans; and (viii) purchases of Class A shares in Direct-at-Fund Accounts (as defined below) that do not have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
CDSC Waivers – Class A and Class C
You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C shares); in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A or Class C shares, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
Repurchases (Reinstatements)
As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.
Repurchases (Reinstatements)
Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C
Any CDSC paid upon redemption of your Class A or Class C shares of a Fund will not be reimbursed.
To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary
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within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix A to this prospectus and  Appendix S of the SAI for more information about sales charge waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:
	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%(c)	up to 0.35%(a)(c)(d)
Class C	0.75%(b)	0.25%(c)	1.00%(c)
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	—(e)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50%(e)
Class S	None	None	None
(a)
The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CAT	__	0.25%	0.25%
Series of CFST and CFST II (other than Columbia Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Government Money Market Fund	—	—	0.10%
Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
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Columbia Emerging Markets Bond Fund
Choosing a Share Class (continued)
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Balanced Fund, Columbia Contrarian Core Fund,
Columbia Cornerstone Growth Fund, Columbia Dividend
Income Fund, Columbia Global Technology Growth Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Real Estate Equity Fund, Columbia Select Mid Cap Growth
Fund, Columbia Small Cap Growth Fund, Columbia Total Return
Bond Fund
	up to 0.10%	up to 0.25%
up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
Class A shares

Columbia Adaptive Risk Allocation Fund, Columbia Bond Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia International Dividend Income Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Multi Strategy Alternatives Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Select Corporate Income Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Discovery Fund, Columbia Strategic Income Fund, Columbia Strategic New York Municipal Income Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund, Columbia Strategic California Municipal Income Fund	—	0.20%	0.20%
Columbia U.S. Treasury Index Fund	---	0.15%	0.15%
(b)
The distribution fee for Class C shares of certain Funds varies. The annual distribution fee for Class C shares shall be 0.45% for Columbia Strategic California Municipal Income Fund and Columbia Strategic New York Municipal Income Fund, 0.55% for Columbia Short Term Bond Fund, and 0.60% for Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund, of the average daily net assets of the Fund’s Class C shares.
(c)
The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund and Class A shares of Columbia Strategic California Municipal Income Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A shares of Columbia U.S. Treasury Index Fund shall equal up to 0.15% annually of the average daily NAV of all shares of such Fund class.
(d)
Fee amounts noted apply to all Funds other than Columbia Government Money Market Fund and Columbia Ultra Short Duration Municipal Bond Fund, which, for Class A shares, pay distribution and service fees of 0.10% and 0.15%, respectively. The payment of the distribution and/or service fees payable by Columbia Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2026, or such earlier date as may be determined at the sole discretion of the Fund’s Board. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Columbia Government Money Market Fund’s Plan of Distribution.
(e)
Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan (the Funds under these trusts). The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
The distribution and/or service fees for Class A, Class C, and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Taxable Funds or $500,000 or more for Tax-Exempt Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index
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Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the Summary of the Fund section of this prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this prospectus.
If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. However, the Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary; gross sales of the Funds attributable to that financial intermediary; reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, Marketing Support Payments to any one financial intermediary are generally between 0.01% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and their affiliates may at times make payments with respect to a Fund or the Columbia Funds generally on a basis other than those described above, or in larger amounts, when dealing with certain financial intermediaries. Not all financial intermediaries receive Marketing Support Payments. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Inst3 shares.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund pays the Transfer Agent a per account fee or a percentage of the average aggregate value of shares per annum maintained in
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Choosing a Share Class (continued)
omnibus or networked accounts up to the lesser of the amount charged by the financial intermediary or a distribution channel-specific or share class-specific cap as may be established by the Board from time to time. Fee amounts in excess of the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates. For Class Inst3 shares, the Transfer Agent does not pay financial intermediaries for Shareholder Services, except that for Class Inst3 shares of Columbia Ultra Short Term Bond Fund (formerly an unnamed share class of the Fund), the Transfer Agent makes Shareholder Services payments to a financial intermediary through which shares of this class were held (under its former unnamed share class name) as of November 30, 2018, and for which the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediaries.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by the Securities and Exchange Commission (the SEC) and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive for recommending the Fund or a particular share class over others.
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Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3)
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Columbia Emerging Markets Bond Fund
Buying, Selling and Exchanging Shares (continued)
natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions, including if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days;
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Buying, Selling and Exchanging Shares (continued)
(iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (ACH) or wire, or to a bank account not on file; or (vi) you are changing legal ownership of your account.
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). For other transactions, the Transfer Agent may require a signature guarantee. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Class A, Class C and Class Inst Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:
Minimum Account Balance
Minimum Account Balance
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all classes except those listed below	None
Class Inst2, Class Inst3 and Class R	None
For shares held directly with the Funds’ Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
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Columbia Emerging Markets Bond Fund
Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class C and Class Inst Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or for other reasons.
For shares held directly with the Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your multiple accounts you may have with the Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Fund shares in your account if instructed by the Fund and the transaction can be operationally administered by the intermediary.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee
The automatic sale of Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Inst2, Class Inst3, Class R and Class S shares; shareholders holding their shares through financial intermediary networked accounts or trust networked accounts; wrap fee and omnibus accounts; accounts with active monthly Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.
Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts
The Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
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Excessive Trading Practices Policy of Funds Other than Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Exchanging Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
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Buying, Selling and Exchanging Shares (continued)
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■
increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Money market funds and short duration funds are designed to offer investors a liquid option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund. However, since frequent purchases and sales of shares of such Funds could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Government Money Market Fund) and disrupting portfolio management strategies, each such Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in a Fund's prospectus (such as minimum purchase amounts), each such Fund has no limits on purchase or exchange transactions. In addition, each such Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.
Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.
Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.
The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares, or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
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Columbia Emerging Markets Bond Fund
Buying, Selling and Exchanging Shares (continued)
Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Written Transactions – Direct-at-Fund Accounts
If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online
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Buying, Selling and Exchanging Shares (continued)
transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.
Wire Transactions – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.
Electronic Funds Transfer via ACH – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.
Buying Shares
Eligible Investors
Class A Shares
Class A shares are available to the general public for investment. However, Class A shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class C Shares
Class C shares are available to the general public for investment, except that Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
Class Inst Shares
Class Inst shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) and transaction fee (TF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written
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Columbia Emerging Markets Bond Fund
Buying, Selling and Exchanging Shares (continued)
authorization from the Distributor with respect to Class Inst eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; (ix) any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address and (x) financial intermediaries that have entered into a written agreement with the Distributor to offer Class Inst shares through a no-load or investment program.
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Please note that Class Inst shares acquired as the former Advisor Class in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class Inst2 Shares
Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by
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the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Class Inst3 shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Please note that Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class S Shares
Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.
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Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account.
The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.
Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all classes and account types except those listed below	$2,000	$100(b)
Individual Retirement Accounts for all classes except those listed below	$1,000	$100(c)
Group retirement plans	None	N/A
Class Inst	$0, $1,000 or $2,000(d)	$100(d)
Class Inst2 and Class R	None	N/A
Class Inst3	$0, $1,000, $2,000 or $1 million(e)	$100(e)
(a)
If your Class A, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.
(b)
Columbia Government Money Market Fund requires minimum initial investment of $2,000 for accounts with Systematic Investment Plans.
(c)
Columbia Government Money Market Fund requires minimum initial investment of $1,000 for accounts with Systematic Investment Plans.
(d)
The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for monthly Systematic Investment Plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
(e)
There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Additional Information about Minimum Initial Investments
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a Systematic Investment Plan, your account must meet the then-current applicable minimum initial investment.
Class Inst Shares Minimum Initial Investments
There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:
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Any health savings account sponsored by a third party platform.
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Buying, Selling and Exchanging Shares (continued)
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Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
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Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:
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Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
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Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:
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Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
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Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
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Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■
Bank trust departments that assess their clients an asset-based fee.
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Certain other investors as set forth in more detail in the SAI.
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, Systematic Investment Plan purchases will be confirmed on your quarterly account statement. Columbia Government Money Market Fund Systematic Investment Plan purchases will be confirmed at the time of the purchase. If establishing a Systematic Investment Plan to reduce the initial fund minimum, the plan needs to be established monthly to avoid the small account fee.
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Columbia Emerging Markets Bond Fund
Buying, Selling and Exchanging Shares (continued)
Dividend Diversification
Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.
Other Purchase Rules You Should Know
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Once the Transfer Agent or your financial intermediary receives your purchase order in “good form,” your purchase will be made at the Fund’s next calculated public offering price per share, which is the NAV per share plus any sales charge that applies (i.e., the trade date).
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Once the Fund receives your purchase request in “good form,” you cannot cancel it after the market closes.
■
You generally buy Class A shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
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Subject to Class eligibility, you buy Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares at NAV per share because no front-end sales charge applies to purchases of these share classes.
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Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account.
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Class Inst shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account except for any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address.
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The Distributor and the Transfer Agent reserve the right to cancel your order request if the Fund does not receive payment within two business days of receiving your purchase order request. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■
Financial intermediaries are responsible for sending your purchase orders to the Transfer Agent and ensuring that the Fund receives your money on time.
■
Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.
■
You generally may make a purchase only into a Fund that is accepting investments.
Please also read Appendix A and contact your financial intermediary for more information regarding any reductions and/or waivers described therein.
Selling Shares
When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class C, Class Inst, Class Inst2, Class Inst3 and Class S share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
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Buying, Selling and Exchanging Shares (continued)
Check Redemption Service (for Columbia Government Money Market Fund)
Class A and Class Inst shares of Columbia Government Money Market Fund (which is not offered in this prospectus) offer check writing privileges. If you have $2,000 in Columbia Government Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Government Money Market Fund must be at least $100 and not more than $100,000 per day. You can elect this service when you initially establish your account or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Government Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Government Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
Satisfying Fund Redemption Requests
When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any
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Columbia Emerging Markets Bond Fund
Buying, Selling and Exchanging Shares (continued)
90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.
While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date(s). Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed-upon redemption date(s) than on an earlier date(s) on which the investment could have been redeemed for cash.
Redemption of Newly Purchased Shares
You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.
Other Redemption Rules You Should Know
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Once the Transfer Agent or your financial intermediary receives your redemption order in “good form,” your shares will be sold at the Fund’s next calculated NAV per share (i.e., the trade date). Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
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Once the Fund receives your redemption request in “good form,” you cannot cancel it after the market closes.
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The Distributor, in its sole discretion, reserves the right to liquidate Fund shares (of any class of the Fund) held in an omnibus account of a financial intermediary that clears Fund share transactions through a clearing intermediary or platform that charges certain maintenance fees to the Fund if the value of the omnibus account, at the Fund share class (i.e., CUSIP) level, falls below $100,000 (a CUSIP Liquidation Event). The Distributor will provide at least 90 days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Fund through such omnibus accounts can request through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.
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Effective July 1, 2024, the Distributor, in its sole discretion, reserves the right to liquidate shares of Class Inst of any Fund held by retirement plan recordkeepers or on TF or NTF brokerage platforms where the financial intermediary holds the shares in an omnibus account and in accounts with a value less than $5,000,000. The Distributor will provide at least 90 days’ notice of such a liquidation to financial intermediaries with impacted accounts. Shareholders invested in a Fund through such accounts can request a tax-free exchange to Class A or Class Inst2 shares, depending upon eligibility and provided requirements to transfer the account are fulfilled.
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If you sell your shares that are held in a Direct-at-Fund Account, we will normally send the redemption proceeds by mail or electronically transfer them to your bank account the next business day after the trade date. Note that your bank may take up to three business days to post an electronic funds transfer from your account.
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If you sell your shares through a financial intermediary, the Funds will normally send the redemption proceeds to your financial intermediary within two business days after the trade date.
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No interest will be paid on uncashed redemption checks.
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Buying, Selling and Exchanging Shares (continued)
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Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
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For broker-dealer and wrap fee accounts: The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement. The Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.
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Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.
You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, including from Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not charge a front-end sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.
Systematic Exchanges
You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.
Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.
Other Exchange Rules You Should Know
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Exchanges are made at the NAV next calculated (plus any applicable sales charge) after your exchange order is received in “good form” (i.e., the trade date).
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Once the Fund receives your exchange request in “good form,” you cannot cancel it after the market closes.
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The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
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Shares of the purchased Fund may not be used on the same day for another exchange or sale.
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A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account in Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of another Columbia Fund.
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Columbia Emerging Markets Bond Fund
Buying, Selling and Exchanging Shares (continued)
■
If you purchased Class A shares of a Columbia Fund that imposes a front-end sales charge (and you paid any applicable sales charge) and you then exchange those shares into Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge, you may exchange that amount to Class A of another Columbia Fund in the future, including dividends earned on that amount, without paying a sales charge.
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If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. Any applicable CDSC charged will be the CDSC of the original Fund.
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You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial intermediary for more information.
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You generally may make an exchange only into a Fund that is accepting investments.
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The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
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Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
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Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
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Class Inst shares of a Fund may be exchanged for Class A or Class Inst shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Inst shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Inst Shares for details.
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Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account.
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Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account except for any current employee of the Investment Manager, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address.
Same-Fund Exchange Privilege
Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A. To exchange to another class of shares of the same Fund you must meet the new class’s eligibility criteria as described in this Prospectus.
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A shares of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) when the shareholder moves from a commissionable brokerage account
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Buying, Selling and Exchanging Shares (continued)
to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.
Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.
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Columbia Emerging Markets Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
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It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
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A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Monthly
Distributions	Monthly
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as
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Distributions and Taxes (continued)
“buying a dividend.” To avoid “buying a dividend,” before you invest in a Fund, check the Fund's distribution schedule, which is available at the Columbia Funds' website, columbiathreadneedleus.com, and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to the Fund:
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The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.
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Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.
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Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. Certain events may require the Fund to sell significant amounts of appreciated securities and make large dividends relative to the Fund’s NAV. Such events may include large net shareholder redemptions, portfolio rebalancing or fund mergers. The Fund generally provides estimates of expected capital gain dividends (if any) prior to the distribution on columbiathreadneedleus.com. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
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From time to time, a distribution from the Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
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If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be eligible for treatment as qualified dividend income.
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Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.
■
Certain derivative instruments when held in the Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
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Columbia Emerging Markets Bond Fund
Distributions and Taxes (continued)
■
Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the SAI.
■
Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■
A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■
For sales, redemptions and exchanges of shares that were acquired in a non-qualified account after 2011, the Fund generally is required to report to shareholders and the Internal Revenue Service (IRS) cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. For more information regarding average cost basis reporting, other available cost basis methods, and selecting or changing to a different cost basis method, please see the SAI, columbiathreadneedleus.com, or contact the Fund at 800.345.6611. If you hold Fund shares through a financial intermediary (e.g., a brokerage firm), you should contact your financial intermediary to learn about its cost basis reporting default method and the reporting elections available to your account.
■
The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Fund that withholding does not apply, the IRS has notified us that the TIN listed on your account is incorrect according to its records, or the IRS informs the Fund that you are otherwise subject to backup withholding.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
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Columbia Emerging Markets Bond Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$9.64	0.48	0.23	0.71	(0.49)	(0.49)
Year Ended 8/31/2024	$8.95	0.45	0.72	1.17	(0.48)	(0.48)
Year Ended 8/31/2023	$9.00	0.43	(0.05)	0.38	(0.43)	(0.43)
Year Ended 8/31/2022	$11.59	0.37	(2.59)	(2.22)	(0.37)	(0.37)
Year Ended 8/31/2021	$11.31	0.40	0.20	0.60	(0.32)	(0.32)
Institutional Class
Year Ended 8/31/2025	$9.66	0.50	0.23	0.73	(0.52)	(0.52)
Year Ended 8/31/2024	$8.96	0.47	0.73	1.20	(0.50)	(0.50)
Year Ended 8/31/2023	$9.01	0.45	(0.04)	0.41	(0.46)	(0.46)
Year Ended 8/31/2022	$11.60	0.40	(2.60)	(2.20)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.32	0.43	0.20	0.63	(0.35)	(0.35)
Institutional 2 Class
Year Ended 8/31/2025	$9.65	0.52	0.23	0.75	(0.53)	(0.53)
Year Ended 8/31/2024	$8.96	0.49	0.71	1.20	(0.51)	(0.51)
Year Ended 8/31/2023	$9.00	0.46	(0.03)	0.43	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.41	(2.61)	(2.20)	(0.40)	(0.40)
Year Ended 8/31/2021	$11.31	0.44	0.22	0.66	(0.37)	(0.37)
Institutional 3 Class
Year Ended 8/31/2025	$9.66	0.52	0.22	0.74	(0.53)	(0.53)
Year Ended 8/31/2024	$8.96	0.50	0.72	1.22	(0.52)	(0.52)
Year Ended 8/31/2023	$9.01	0.47	(0.05)	0.42	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.42	(2.60)	(2.18)	(0.41)	(0.41)
Year Ended 8/31/2021	$11.32	0.45	0.20	0.65	(0.37)	(0.37)
Class R
Year Ended 8/31/2025	$9.64	0.45	0.23	0.68	(0.47)	(0.47)
Year Ended 8/31/2024	$8.95	0.43	0.71	1.14	(0.45)	(0.45)
Year Ended 8/31/2023	$8.99	0.40	(0.03)	0.37	(0.41)	(0.41)
Year Ended 8/31/2022	$11.58	0.35	(2.60)	(2.25)	(0.34)	(0.34)
Year Ended 8/31/2021	$11.30	0.37	0.20	0.57	(0.29)	(0.29)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
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Columbia Emerging Markets Bond Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class A
Year Ended 8/31/2025	$9.86	7.67%	1.12%	1.12%	4.99%	42%	$24,888
Year Ended 8/31/2024	$9.64	13.44%	1.13%	1.13%(c)	4.95%	41%	$28,168
Year Ended 8/31/2023	$8.95	4.40%	1.14%	1.14%	4.79%	22%	$27,469
Year Ended 8/31/2022	$9.00	(19.53%)	1.12%	1.12%	3.65%	28%	$30,371
Year Ended 8/31/2021	$11.59	5.42%	1.12%	1.12%(c)	3.49%	56%	$43,920
Institutional Class
Year Ended 8/31/2025	$9.87	7.81%	0.87%	0.87%	5.24%	42%	$77,512
Year Ended 8/31/2024	$9.66	13.83%	0.88%	0.88%(c)	5.13%	41%	$68,463
Year Ended 8/31/2023	$8.96	4.66%	0.89%	0.89%	5.04%	22%	$32,918
Year Ended 8/31/2022	$9.01	(19.31%)	0.87%	0.87%	3.91%	28%	$41,413
Year Ended 8/31/2021	$11.60	5.67%	0.87%	0.87%(c)	3.75%	56%	$44,921
Institutional 2 Class
Year Ended 8/31/2025	$9.87	8.06%	0.74%	0.74%	5.43%	42%	$72,160
Year Ended 8/31/2024	$9.65	13.86%	0.75%	0.75%	5.32%	41%	$51,299
Year Ended 8/31/2023	$8.96	4.95%	0.75%	0.75%	5.20%	22%	$41,341
Year Ended 8/31/2022	$9.00	(19.29%)	0.73%	0.73%	4.05%	28%	$40,987
Year Ended 8/31/2021	$11.60	5.90%	0.75%	0.75%	3.86%	56%	$53,660
Institutional 3 Class
Year Ended 8/31/2025	$9.87	8.01%	0.69%	0.69%	5.43%	42%	$146,237
Year Ended 8/31/2024	$9.66	14.03%	0.70%	0.70%	5.40%	41%	$118,353
Year Ended 8/31/2023	$8.96	4.88%	0.70%	0.70%	5.25%	22%	$170,183
Year Ended 8/31/2022	$9.01	(19.16%)	0.68%	0.68%	4.11%	28%	$169,057
Year Ended 8/31/2021	$11.60	5.86%	0.69%	0.69%	3.92%	56%	$190,133
Class R
Year Ended 8/31/2025	$9.85	7.29%	1.37%	1.37%	4.74%	42%	$12,328
Year Ended 8/31/2024	$9.64	13.16%	1.38%	1.38%(c)	4.70%	41%	$13,298
Year Ended 8/31/2023	$8.95	4.26%	1.39%	1.39%	4.55%	22%	$14,117
Year Ended 8/31/2022	$8.99	(19.75%)	1.37%	1.37%	3.40%	28%	$15,618
Year Ended 8/31/2021	$11.58	5.15%	1.37%	1.37%(c)	3.25%	56%	$21,419

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Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts and does not apply in any case to non-omnibus positions wherever held. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to answer questions about these financial intermediary-specific policies and can direct you to the financial intermediary if you need help understanding them.
 Ameriprise Financial Services, LLC (Ameriprise Financial)
The following information has been provided by Ameriprise Financial:
Front-End Sales Charge Reductions on Class A Shares Purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Purchased through Ameriprise Financial:
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
Shares purchased by employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother,
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Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and Class C shares Purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
 Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.
Front-End Sales Charge Waivers on Class A Shares Available at Baird:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund.
■
Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
■
Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and Class C Shares Available at Baird:
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
Prospectus 2026
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Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased due to returns of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:
■
Breakpoints as described in this prospectus.
■
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
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Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Letter of Intent (LOI)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement”):
■
The redemption and repurchase occur in the same account.
■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529 shares made for recontribution of refunded amounts.
Prospectus 2026
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Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■
Initial purchase minimum: $250
■
Subsequent purchase minimum: none
Minimum Balances
■
Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■
A fee-based account held on an Edward Jones platform.
■
A 529 account held on an Edward Jones platform.
■
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
■
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase Columbia Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.
Front-End Sales Charge* Waivers on Class A Shares Available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
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Prospectus 2026

Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
* Also referred to as an “initial sales charge”.
 J.P. Morgan Securities LLC
The following information has been provided by J.P. Morgan Securities LLC:
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
Prospectus 2026
A-6

Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of Columbia fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible Columbia fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
■
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Columbia fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
 Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill)
The following information has been provided by Merrill:
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
A-7
Prospectus 2026

Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the Fund as defined in this prospectus (e.g., the Fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (CDSC) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable requirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD supplement.
Prospectus 2026
A-8

Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
 Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Effective July 1, 2018, shareholders purchasing Columbia Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management Effective July 1, 2018:
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
■
Shares purchased through a Morgan Stanley self-directed brokerage account.
■
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
 Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Columbia Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Columbia Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing Columbia Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
A-9
Prospectus 2026

Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Sales Load Waivers on Class A Shares Available at Raymond James:
■
Shares purchased in an investment advisory program.
■
Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
 Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates
The following information has been provided by Stifel:
Effective October 1, 2024, shareholders purchasing or holding Columbia Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Prospectus 2026
A-10

Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Rights of accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Columbia Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Columbia Funds.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
A-11
Prospectus 2026

Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
 Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
The following information has been provided by Wells Fargo:
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
■
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
■
Shares purchased through a rollover from another 529 plan.
■
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
■
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Prospectus 2026
A-12

Columbia Emerging Markets Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
■
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
■
Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
■
Gift of shares will not be considered when determining breakpoint discounts.
 Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Columbia Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:
■
For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
A-13
Prospectus 2026

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Columbia Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Series Trust II, of which the Fund is a series, is 811-21852.
Columbia Threadneedle Investments® is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Management Investment Advisers, LLC. All rights reserved.
PRO141_08_T01_(01/26)

Columbia Integrated Large Cap Growth Fund
Prospectus
January 1, 2026

Class	Ticker Symbol
A	ILGCX
Institutional (Class Inst)	ILGGX
Institutional 3 (Class Inst3)	ILGJX

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Integrated Large Cap Growth Fund

2
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Summary of the Fund
Investment Objective
Columbia Integrated Large Cap Growth Fund (the Fund) seeks to provide shareholders with capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Classes Inst and Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Inst	Class Inst3
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%
Other expenses(b)	0.19%	0.19%	0.07%
Total annual Fund operating expenses(c)	1.19%	0.94%	0.82%
Less: Fee waivers and/or expense reimbursements(d)	(0.40%)	(0.40%)	(0.39%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.79%	0.54%	0.43%
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)
Other expenses have been restated to reflect current fees paid by the Fund.
(c)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.79% for Class A, 0.54% for Class Inst and 0.43% for Class Inst3. Any difference in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2026
3

Columbia Integrated Large Cap Growth Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$651	$894	$1,155	$1,902
Class Inst (whether or not shares are redeemed)	$55	$260	$481	$1,118
Class Inst3 (whether or not shares are redeemed)	$44	$223	$417	$977
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $121.7 million and $4.3 trillion as of November 30, 2025). The market capitalization range and composition of companies in the Index are subject to change.
The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Sector Risk, Growth Securities Risk and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Equity Securities Risk. Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
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Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Summary of the Fund (continued)
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Prospectus 2026
5

Columbia Integrated Large Cap Growth Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown include the returns of the Fund’s Advisor Class shares (adjusted to reflect the higher class-related operating expenses of each share class, where applicable) for periods prior to its inception date. Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	24.24%
	Worst	2nd Quarter 2022	-18.54%
*
Year to Date return as of September 30, 2025: 12.87%
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Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Summary of the Fund (continued)
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years*	10 Years*
Class A	05/27/2014
returns before taxes		24.05%	16.15%	14.63%
returns after taxes on distributions		20.70%	12.55%	11.52%
returns after taxes on distributions and sale of Fund shares		16.77%	12.02%	11.03%
Class Inst returns before taxes	01/26/2022	31.86%	17.78%	15.57%
Class Inst3 returns before taxes	12/28/2015	32.03%	17.93%	15.72%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)		33.36%	18.96%	16.78%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)		24.51%	14.28%	12.87%

*
Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Advisor Class through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022 (Managed Predecessor Fund February 2012 - January 2022)
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:
Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. 801 Pennsylvania Ave., STE. 219104 Kansas City, MO 64105-1307	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
Prospectus 2026
7

Columbia Integrated Large Cap Growth Fund
Summary of the Fund (continued)
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment
Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class A	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class Inst	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Prospectus 2026

Columbia Integrated Large Cap Growth Fund
More Information About the Fund
Investment Objective
Columbia Integrated Large Cap Growth Fund (the Fund) seeks to provide shareholders with capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase (between $121.7 million and $4.3 trillion as of November 30, 2025). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. The Fund may continue to hold a security as part of its 80% policy even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) employs quantitative and fundamental analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Sector Risk, Growth Securities Risk and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies,
Prospectus 2026
9

Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity,
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Prospectus 2026

Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in
Prospectus 2026
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Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities.
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Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
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Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
eDelivery and Mailings to Households
In order to reduce shareholder expenses, the Fund may mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
14
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. Transfer agency fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agency and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Integrated Large Cap Growth Fund
Class A	0.79%
Class Inst	0.54%
Class Inst3	0.43%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, the Transfer Agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
Prospectus 2026
15

Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint affiliated and unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.75% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal year ended August 31, 2025.
16
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022 (Managed Predecessor Fund February 2012 - January 2022)
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Mr. Hans joined the Investment Manager in December 2021. He previously served as a Director and Portfolio Manager at BMO AM, which he joined in 2008. Mr. Hans began his investment career in 1998 and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.
Mr. Nusinzon joined the Investment Manager in October 2020. Prior to joining the Investment Manager, Mr. Nusinzon was a Director and a Lead Portfolio Manager at PanAgora Asset Management. Mr. Nusinzon began his investment career in 1997 and earned a B.S.E. from the University of Pennsylvania and an M.B.A. from the Chicago Booth School of Business.
Dr. Sivaraman joined one of the Columbia Management legacy firms or acquired business lines in 2007.  Dr. Sivaraman began his investment career in 2007 and earned a B.Tech. in Computer Science Engineering from the Indian Institute of Technology, Madras and a Ph.D. in Operations Research from the Massachusetts Institute of Technology.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing general customer services. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
Prospectus 2026
17

Columbia Integrated Large Cap Growth Fund
More Information About the Fund (continued)
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
18
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Acorn Trust (CAT), Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST II. Columbia Funds with names that include the words “Tax-Exempt” or “Municipal” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is treated as a Taxable Fund for these purposes.
Funds Contact Information
Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., 801 Pennsylvania Ave., STE. 219104, Kansas City, MO 64105-1307.
*
The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the selling and servicing agents that are authorized to sell and/or service shares of the Funds. Financial intermediaries include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry.
Omnibus Accounts
The term “omnibus account” refers to a financial intermediary’s account with the Fund (held directly through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the financial intermediary (beneficial Fund shareholders). Omnibus accounts are held in the name of the financial intermediaries and not in the name of the beneficial Fund shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under Sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), and non-qualified deferred compensation plans governed by Section 409A of the Code and similar plans, but does not refer to individual retirement plans, such as traditional IRAs and Roth IRAs. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Networked Accounts
Networking, offered by the Depository Trust & Clearing Corporation’s Wealth Management Services (WMS), is the industry standard IT system for mutual fund account reconciliation and dividend processing.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of the Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee,
Prospectus 2026
19

Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Fund, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.
When deciding which class of shares to buy, you should consider, among other things:
■
The amount you plan to invest.
■
How long you intend to remain invested in the Fund.
■
The fees (e.g., sales charge or “load”) and expenses for each share class.
■
Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
 FUNDamentals
Front-End Sales Charge Calculation
The front-end sales charge is calculated as a percentage of the offering price.
■
The net asset value (NAV) per share is the price of a share calculated by the Fund every business day.
■
The offering price per share is the NAV per share plus any front-end sales charge (or load) that applies.
The dollar amount of any applicable front-end sales charge is the difference between the offering price of the shares you buy and the NAV of those shares. To determine the front-end sales charge you will pay when you buy Class A shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund) and base the sales charge on the aggregate amount. For information on account value aggregation, sales charge waivers and other important information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
 FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge (CDSC) is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC can vary based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through Fund distribution reinvestments or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Share Class Features
The following summarizes the primary features of Class A, Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares.
20
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus, as it may be supplemented from time to time, and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new and/or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
The sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Appendix A describes financial intermediary-specific reductions and/or waiver policies. A shareholder transacting in Fund shares through a financial intermediary identified in Appendix A should carefully read the terms and conditions of Appendix A. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts, as defined below, or through another financial intermediary. The information in Appendix A may be provided by, or compiled from or based on information provided by the financial intermediaries identified in Appendix A. To obtain additional information regarding any sales charge reduction and/or waiver described in Appendix A, and to ensure that you receive any such reductions or waivers that may be available to you, please consult your financial intermediary.
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment(e) Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts (as described below))
Taxable Funds:
5.75% maximum,
declining to 0.00%
on investments of
$1 million or more
Tax-Exempt Funds:
3.00% maximum,
declining to 0.00%
on investments of
$500,000 or more
None for Columbia
Government
Money Market
Fund and certain
other Funds(f)

Taxable Funds(f):
CDSC on certain
investments of
between $1 million
and $50 million
redeemed within
18 months after
purchase charged
as follows:
• 1.00% CDSC if
redeemed within
12 months after
purchase, and
• 0.50% CDSC if
redeemed more
than 12, but less
than 18, months
after purchase
Tax-Exempt
Funds(f): Maximum
CDSC of 0.75% on
certain
investments of
$500,000 or more
redeemed within
12 months after
purchase

Reductions: Yes, see Choosing
a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Reductions
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Waivers, as well as Choosing a
Share Class — CDSC Waivers –
Class A and Class C
Financial intermediary-
specific waivers are also
available, see Appendix A
Distribution and Service Fees: up to 0.25%
Class C
Eligibility: Available to the general
public for investment
Minimum Initial Investment: $2,000
($1,000 for IRAs; $100 for monthly
Systematic Investment Plan
accounts)
Purchase Order Limit for Tax-Exempt
Funds: $499,999(g), none for omnibus
retirement plans
		None	1.00% on certain investments redeemed within one year of purchase
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class –
CDSC Waivers – Class A and
Class C
Financial intermediary-
specific CDSC waivers are
also available, see Appendix A
Distribution Fee: 0.75% Service Fee: 0.25%
Prospectus 2026
21

Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Purchase Order Limit for Taxable
Funds: $999,999(g); none for omnibus
retirement plans
Conversion Feature: Yes. Class C
shares generally automatically
convert to Class A shares of the
same Fund in the month of or the
month following the 8-year
anniversary of the Class C shares
purchase date.(b)

Class Inst
Eligibility: Available only to (i)
omnibus retirement plans, including
self-directed brokerage accounts
within omnibus retirement plans that
clear through institutional no
transaction fee (NTF) and
transaction fee (TF) platforms; (ii)
trust companies or similar
institutions; (iii) broker-dealers,
banks, trust companies and similar
institutions that clear Fund share
transactions for their client or
customer investment advisory or
similar accounts through designated
financial intermediaries and their
mutual fund trading platforms that
have been granted specific written
authorization from the Distributor
with respect to Class Inst eligibility
apart from selling, servicing or
similar agreements; (iv) 501(c)(3)
charitable organizations; (v) 529
plans; (vi) health savings accounts;
(vii) investors participating in a fee-
based advisory program sponsored
by a financial intermediary or other
entity that is not compensated by the
Fund for those services, other than
payments for shareholder servicing
or sub-accounting performed in
place of the Transfer Agent; (viii)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst shares
within such platform; (ix) any current
employee of Columbia Management
Investment Advisers, LLC, the
Distributor or Transfer Agent and
immediate family members of the
foregoing who share the same
address; and (x) financial
intermediaries that have entered into
a written agreement with the
		None	None	N/A	None
22
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Distributor to offer Class Inst shares
through a no-load or investment
program(e)(h)(i)
Minimum Initial Investment: None,
except in the case of (viii) and (ix)
above, which is $2,000 ($1,000 for
IRAs; $100 for monthly Systematic
Investment Plan accounts)

Class Inst2
Eligibility: Available only to (i) certain
registered investment advisers and
family offices that clear Fund share
transactions for their client or
customer accounts through
designated financial intermediaries
and their mutual fund trading
platforms that have been granted
specific written authorization from
the Transfer Agent with respect to
Class Inst2 eligibility apart from
selling, servicing or similar
agreements; (ii) omnibus retirement
plans(h); (iii) health savings accounts,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst2
shares within such platform and that
Fund shares are held in an omnibus
account; and (iv) institutional
investors that are clients of the
Columbia Threadneedle Global
Institutional Distribution Team that
invest in Class Inst2 shares for their
own account through platforms
approved by the Distributor or an
affiliate thereof to offer and/or
service Class Inst2 shares within
such platform.
Minimum Initial Investment: None
		None	None	N/A	None
Class Inst3
Eligibility: Available to (i) group
retirement plans that maintain plan-
level or omnibus accounts with the
Fund(h); (ii) institutional investors that
are clients of the Columbia
Threadneedle Global Institutional
Distribution Team that invest in
Class Inst3 shares for their own
account through platforms approved
by the Distributor or an affiliate
thereof to offer and/or service
Class Inst3 shares within such
platform; (iii) collective trust funds;
(iv) affiliated or unaffiliated mutual
funds (e.g., funds operating as funds-
of-funds); (v) fee-based platforms of
financial intermediaries (or the
clearing intermediary they trade
through) that have an agreement
with the Distributor or an affiliate
		None	None	N/A	None
Prospectus 2026
23

Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

thereof that specifically authorizes
the financial intermediary to offer
and/or service Class Inst3 shares
within such platform, provided also
that Fund shares are held in an
omnibus account; (vi)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; (vii) health savings
accounts, provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; and (viii) bank trust
departments, subject to an
agreement with the Distributor that
specifically authorizes offering
Class Inst3 shares and provided that
Fund shares are held in an omnibus
account. In each case above where
noted that Fund shares are required
to be held in an omnibus account,
the Distributor may, in its discretion,
determine to waive this
requirement.(e)
Minimum Initial Investment: No
minimum for the eligible investors
described in (i), (iii), (iv), (v), and (vii)
above; $2,000 ($1,000 for IRAs; $100
for monthly Systematic Investment
Plan accounts) for the eligible
investors described in (vi) above; and
$1 million for all other eligible
investors, unless waived in the
discretion of the Distributor

Class R
Eligibility: Available only to eligible
retirement plans, health savings
accounts and, in the sole discretion
of the Distributor, other types of
retirement accounts held through
platforms maintained by financial
intermediaries approved by the
Distributor
Minimum Initial Investment: None
		None	None	N/A	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class S	Class S shares are available (i) to be held, but not purchased, by accounts	None	None	N/A	None
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

of financial intermediaries that, with
specific written permission from the
Distributor, have instructed the Fund
to exchange Class Inst shares for
Class S shares; and (ii) to be held
and purchased by omnibus group
retirement plans that (A) opened and,
subject to exceptions, funded a
Class Inst share account as of the
close of business on March 28, 2013
and have continuously held
Class Inst shares in such account
through at least September 30, 2024
and (B) received specific written
permission from the Distributor to
exchange Class Inst shares for
Class S shares. Only omnibus
retirement plans referenced in (ii)
above may purchase Class S shares,
open new Class S accounts, or add
new plan participants to a Class S
shares omnibus retirement plan
account. Otherwise, Class S shares
are not available for purchase (other
than through the reinvestment of
distributions on Class S shares).(h)
Minimum Initial Investment: See
Eligibility above

(a)
Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(b)
For more information on the conversion of Class C shares to Class A shares, see Choosing a Share Class - Sales Charges and Commissions - Class C Shares - Conversion to Class A Shares.
(c)
Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)
These are the maximum applicable distribution and/or service fees. These fees are paid under the Fund’s Rule 12b-1 plan. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund each pay a distribution and service fee of up to 0.15% on Class A shares. Columbia Government Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares. Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund each pay a service fee of up to 0.20% on Class A and Class C shares. Columbia Intermediate Duration Municipal Bond Fund pays a distribution fee of up to 0.60% on Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)
Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds’ shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
(f)
For Columbia Short Duration Municipal Bond Fund, a CDSC of 0.50% is charged on certain investments of $500,000 or more redeemed within 12 months after purchase. Purchases into each of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund are subject to a CDSC of 1% on investments of $500,000 or more if redeemed within 12 months of purchase. The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund.
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25

Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
(g)
If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
(h)
These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
● Class Inst2 Shares. Shareholders with Class Inst2 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst2 shares may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts and add new shareholders in the program.
● Class Inst3 Shares. Shareholders with Class Inst3 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst3 shares may not establish new accounts for such share class but may continue to make additional purchases of Class Inst3 shares in existing accounts.
● Class S Shares. Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
(i)
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Sales Charges and Commissions
Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees. You may be required to pay brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.
As described in more detail below, Class A shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund, if available. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, Class C shares held in Direct-at-Fund Accounts automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and the conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Inst, Class Inst2, Class Inst3 and Class S shares of the Fund do not have distribution and/or service fees.
Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for
26
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.
Class A Shares — Front-End Sales Charge
Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, and Columbia U.S. Treasury Index Fund), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class — Reductions/Waivers of Sales Charges and Appendix A.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge.
The front-end sales charge you will pay on Class A shares:
■
depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and
■
is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund).
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Equity Funds, Columbia Adaptive Risk Allocation Fund, Columbia Commodity Strategy Fund, Columbia Multi Strategy Alternatives Fund, and Funds-of-Funds (equity)*	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$0-$49,999	4.75%	4.99%	4.00%
	$50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Tax-Exempt Funds (other than Columbia Short Duration Municipal Bond Fund)	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

Columbia Floating Rate Fund, Columbia Mortgage Opportunities Fund, Columbia Quality Income Fund, and Columbia Total Return Bond Fund	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Columbia Select Short Corporate Income Fund, Columbia Short Duration Municipal Bond Fund, and Columbia Short Term Bond Fund	$0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$499,999	0.50%	0.50%	0.40%
	$500,000 or more	0.00%	0.00%	0.00%(c)

*
The following Funds are not subject to a front-end sales charge or CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund, Columbia Flexible Capital Income Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)
Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)
For information regarding cumulative commissions paid to your financial intermediary when you buy Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.
Tax-Exempt Funds
■
If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Duration Municipal Bond Fund) without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at
28
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem those shares within 12 months after purchase.
■
If you purchased Class A shares of Columbia Short Duration Municipal Bond Fund without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem those shares within 12 months after purchase.
Taxable Funds
■
If you purchased Class A shares of any Taxable Fund (other than Columbia Select Short Corporate Income Fund or Columbia Short Term Bond on or after August 1, 2024) without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.
■
If you purchased Class A shares of Columbia Select Short Corporate Income Fund or Columbia Short Term Bond Fund on or after August 1, 2024 without paying a front-end sales charge because your eligible accounts aggregated $500,000 or more at the time of such purchase, you will incur a CDSC of 1.00% if you redeem those shares within 12 months after such purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 1.00% if you redeem those shares within 12 months after purchase.
Class A Shares — Commissions
The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares — Front-End Sales Charge above.
The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):
Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%
*
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $3,999,999 and 0.50% on the balance.
**
The commission level on purchases of Class A shares of Columbia Short Duration Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

Prospectus 2026
29

Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Class A Shares of Taxable Funds (other than Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund) — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Class A Shares of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$500,000 – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.
Class C Shares — Front-End Sales Charge
You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
Class C Shares — Conversion to Class A Shares
Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted (pursuant to the financial intermediary’s Class C conversion policy, including those disclosed in Appendix A, which may differ from the Fund’s policy described here) provided that the intermediary is able to track individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder holding period is calculated properly. Not all financial intermediaries are able to track individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary's platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.
The following rules apply to the automatic conversion of Class C shares to Class A shares:
■
Class C share accounts that are Direct-at-Fund Accounts and Networked Accounts for which the Transfer Agent (and not your financial intermediary) sends you Fund account transaction confirmations and statements, convert
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
on or about the 15th day of the month (if the 15th is not a business day, then the next business day thereafter) that they become eligible for automatic conversion provided that the Fund has records that Class C shares have been held for the requisite time period.
■
For purposes of determining the month when your Class C shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made. Your financial intermediary may choose a different day of the month to convert Class C shares. Please contact your financial intermediary for more information on calculating the holding period.
■
Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.
■
You’ll receive the same dollar value of Class A shares as the Class C shares that were automatically converted. Class C shares that you received from an exchange of Class C shares of another Fund will convert based on the day you bought the original shares.
■
In addition to the above automatic conversion of Class C to Class A shares policy, the Transfer Agent seeks to convert Class C shares as soon as administratively feasible, regardless of how long such shares have been owned, to Class A shares of the same Fund for Direct-at-Fund Accounts (as defined below) that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
■
No sales charge or other charges apply in connection with these automatic conversions, and the conversions are free from U.S. federal income tax.
Class C Shares — CDSC
You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares. A portion of this payment may be passed along to your financial advisor. The Distributor seeks to recover this payment through fees it receives under the Fund's distribution and/or service plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Reductions/Waivers of Sales Charges
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A.
Class A Shares Front-End Sales Charge Reductions
The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members' ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow (which means you will not be able to redeem Fund shares equivalent to that amount until they are released from escrow). At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.
The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A.
 FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group retirement plan accounts are valued at the retirement plan level.
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Choosing a Share Class (continued)
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C or Class E shares of a Fund, or non-retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund.
Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.
Class A Shares Front-End Sales Charge Waivers
There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class A shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.
In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
plans and certain qualified deferred compensation plans; and (viii) purchases of Class A shares in Direct-at-Fund Accounts (as defined below) that do not have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
CDSC Waivers – Class A and Class C
You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C shares); in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A or Class C shares, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
Repurchases (Reinstatements)
As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.
Repurchases (Reinstatements)
Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C
Any CDSC paid upon redemption of your Class A or Class C shares of a Fund will not be reimbursed.
To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix A to this prospectus and  Appendix S of the SAI for more information about sales charge waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:
	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%(c)	up to 0.35%(a)(c)(d)
Class C	0.75%(b)	0.25%(c)	1.00%(c)
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	—(e)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50%(e)
Class S	None	None	None
(a)
The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CAT	__	0.25%	0.25%
Series of CFST and CFST II (other than Columbia Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Government Money Market Fund	—	—	0.10%
Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Balanced Fund, Columbia Contrarian Core Fund,
Columbia Cornerstone Growth Fund, Columbia Dividend
Income Fund, Columbia Global Technology Growth Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Real Estate Equity Fund, Columbia Select Mid Cap Growth
Fund, Columbia Small Cap Growth Fund, Columbia Total Return
Bond Fund
	up to 0.10%	up to 0.25%
up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
Class A shares

Columbia Adaptive Risk Allocation Fund, Columbia Bond Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia International Dividend Income Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Multi Strategy Alternatives Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Select Corporate Income Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Discovery Fund, Columbia Strategic Income Fund, Columbia Strategic New York Municipal Income Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund, Columbia Strategic California Municipal Income Fund	—	0.20%	0.20%
Columbia U.S. Treasury Index Fund	---	0.15%	0.15%
(b)
The distribution fee for Class C shares of certain Funds varies. The annual distribution fee for Class C shares shall be 0.45% for Columbia Strategic California Municipal Income Fund and Columbia Strategic New York Municipal Income Fund, 0.55% for Columbia Short Term Bond Fund, and 0.60% for Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund, of the average daily net assets of the Fund’s Class C shares.
(c)
The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund and Class A shares of Columbia Strategic California Municipal Income Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A shares of Columbia U.S. Treasury Index Fund shall equal up to 0.15% annually of the average daily NAV of all shares of such Fund class.
(d)
Fee amounts noted apply to all Funds other than Columbia Government Money Market Fund and Columbia Ultra Short Duration Municipal Bond Fund, which, for Class A shares, pay distribution and service fees of 0.10% and 0.15%, respectively. The payment of the distribution and/or service fees payable by Columbia Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2026, or such earlier date as may be determined at the sole discretion of the Fund’s Board. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Columbia Government Money Market Fund’s Plan of Distribution.
(e)
Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan (the Funds under these trusts). The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
The distribution and/or service fees for Class A, Class C, and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Taxable Funds or $500,000 or more for Tax-Exempt Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the Summary of the Fund section of this prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this prospectus.
If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. However, the Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary; gross sales of the Funds attributable to that financial intermediary; reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, Marketing Support Payments to any one financial intermediary are generally between 0.01% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and their affiliates may at times make payments with respect to a Fund or the Columbia Funds generally on a basis other than those described above, or in larger amounts, when dealing with certain financial intermediaries. Not all financial intermediaries receive Marketing Support Payments. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Inst3 shares.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund pays the Transfer Agent a per account fee or a percentage of the average aggregate value of shares per annum maintained in
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Columbia Integrated Large Cap Growth Fund
Choosing a Share Class (continued)
omnibus or networked accounts up to the lesser of the amount charged by the financial intermediary or a distribution channel-specific or share class-specific cap as may be established by the Board from time to time. Fee amounts in excess of the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates. For Class Inst3 shares, the Transfer Agent does not pay financial intermediaries for Shareholder Services, except that for Class Inst3 shares of Columbia Ultra Short Term Bond Fund (formerly an unnamed share class of the Fund), the Transfer Agent makes Shareholder Services payments to a financial intermediary through which shares of this class were held (under its former unnamed share class name) as of November 30, 2018, and for which the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediaries.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by the Securities and Exchange Commission (the SEC) and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive for recommending the Fund or a particular share class over others.
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3)
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions, including if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days;
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
(iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (ACH) or wire, or to a bank account not on file; or (vi) you are changing legal ownership of your account.
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). For other transactions, the Transfer Agent may require a signature guarantee. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Class A, Class C and Class Inst Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:
Minimum Account Balance
Minimum Account Balance
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all classes except those listed below	None
Class Inst2, Class Inst3 and Class R	None
For shares held directly with the Funds’ Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
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Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class C and Class Inst Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or for other reasons.
For shares held directly with the Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your multiple accounts you may have with the Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Fund shares in your account if instructed by the Fund and the transaction can be operationally administered by the intermediary.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee
The automatic sale of Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Inst2, Class Inst3, Class R and Class S shares; shareholders holding their shares through financial intermediary networked accounts or trust networked accounts; wrap fee and omnibus accounts; accounts with active monthly Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.
Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts
The Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
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Excessive Trading Practices Policy of Funds Other than Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Exchanging Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■
increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Money market funds and short duration funds are designed to offer investors a liquid option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund. However, since frequent purchases and sales of shares of such Funds could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Government Money Market Fund) and disrupting portfolio management strategies, each such Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in a Fund's prospectus (such as minimum purchase amounts), each such Fund has no limits on purchase or exchange transactions. In addition, each such Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.
Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.
Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.
The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares, or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Written Transactions – Direct-at-Fund Accounts
If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online
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transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.
Wire Transactions – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.
Electronic Funds Transfer via ACH – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.
Buying Shares
Eligible Investors
Class A Shares
Class A shares are available to the general public for investment. However, Class A shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class C Shares
Class C shares are available to the general public for investment, except that Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
Class Inst Shares
Class Inst shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) and transaction fee (TF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
authorization from the Distributor with respect to Class Inst eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; (ix) any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address and (x) financial intermediaries that have entered into a written agreement with the Distributor to offer Class Inst shares through a no-load or investment program.
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Please note that Class Inst shares acquired as the former Advisor Class in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class Inst2 Shares
Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by
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the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Class Inst3 shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Please note that Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class S Shares
Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account.
The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.
Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all classes and account types except those listed below	$2,000	$100(b)
Individual Retirement Accounts for all classes except those listed below	$1,000	$100(c)
Group retirement plans	None	N/A
Class Inst	$0, $1,000 or $2,000(d)	$100(d)
Class Inst2 and Class R	None	N/A
Class Inst3	$0, $1,000, $2,000 or $1 million(e)	$100(e)
(a)
If your Class A, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.
(b)
Columbia Government Money Market Fund requires minimum initial investment of $2,000 for accounts with Systematic Investment Plans.
(c)
Columbia Government Money Market Fund requires minimum initial investment of $1,000 for accounts with Systematic Investment Plans.
(d)
The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for monthly Systematic Investment Plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
(e)
There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Additional Information about Minimum Initial Investments
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a Systematic Investment Plan, your account must meet the then-current applicable minimum initial investment.
Class Inst Shares Minimum Initial Investments
There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:
■
Any health savings account sponsored by a third party platform.
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Buying, Selling and Exchanging Shares (continued)
■
Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■
Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:
■
Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■
Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:
■
Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■
Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
■
Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■
Bank trust departments that assess their clients an asset-based fee.
■
Certain other investors as set forth in more detail in the SAI.
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, Systematic Investment Plan purchases will be confirmed on your quarterly account statement. Columbia Government Money Market Fund Systematic Investment Plan purchases will be confirmed at the time of the purchase. If establishing a Systematic Investment Plan to reduce the initial fund minimum, the plan needs to be established monthly to avoid the small account fee.
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Dividend Diversification
Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.
Other Purchase Rules You Should Know
■
Once the Transfer Agent or your financial intermediary receives your purchase order in “good form,” your purchase will be made at the Fund’s next calculated public offering price per share, which is the NAV per share plus any sales charge that applies (i.e., the trade date).
■
Once the Fund receives your purchase request in “good form,” you cannot cancel it after the market closes.
■
You generally buy Class A shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■
Subject to Class eligibility, you buy Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares at NAV per share because no front-end sales charge applies to purchases of these share classes.
■
Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account.
■
Class Inst shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account except for any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address.
■
The Distributor and the Transfer Agent reserve the right to cancel your order request if the Fund does not receive payment within two business days of receiving your purchase order request. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■
Financial intermediaries are responsible for sending your purchase orders to the Transfer Agent and ensuring that the Fund receives your money on time.
■
Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.
■
You generally may make a purchase only into a Fund that is accepting investments.
Please also read Appendix A and contact your financial intermediary for more information regarding any reductions and/or waivers described therein.
Selling Shares
When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class C, Class Inst, Class Inst2, Class Inst3 and Class S share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Check Redemption Service (for Columbia Government Money Market Fund)
Class A and Class Inst shares of Columbia Government Money Market Fund (which is not offered in this prospectus) offer check writing privileges. If you have $2,000 in Columbia Government Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Government Money Market Fund must be at least $100 and not more than $100,000 per day. You can elect this service when you initially establish your account or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Government Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Government Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
Satisfying Fund Redemption Requests
When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any
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53

Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.
While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date(s). Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed-upon redemption date(s) than on an earlier date(s) on which the investment could have been redeemed for cash.
Redemption of Newly Purchased Shares
You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.
Other Redemption Rules You Should Know
■
Once the Transfer Agent or your financial intermediary receives your redemption order in “good form,” your shares will be sold at the Fund’s next calculated NAV per share (i.e., the trade date). Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■
Once the Fund receives your redemption request in “good form,” you cannot cancel it after the market closes.
■
The Distributor, in its sole discretion, reserves the right to liquidate Fund shares (of any class of the Fund) held in an omnibus account of a financial intermediary that clears Fund share transactions through a clearing intermediary or platform that charges certain maintenance fees to the Fund if the value of the omnibus account, at the Fund share class (i.e., CUSIP) level, falls below $100,000 (a CUSIP Liquidation Event). The Distributor will provide at least 90 days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Fund through such omnibus accounts can request through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.
■
Effective July 1, 2024, the Distributor, in its sole discretion, reserves the right to liquidate shares of Class Inst of any Fund held by retirement plan recordkeepers or on TF or NTF brokerage platforms where the financial intermediary holds the shares in an omnibus account and in accounts with a value less than $5,000,000. The Distributor will provide at least 90 days’ notice of such a liquidation to financial intermediaries with impacted accounts. Shareholders invested in a Fund through such accounts can request a tax-free exchange to Class A or Class Inst2 shares, depending upon eligibility and provided requirements to transfer the account are fulfilled.
■
If you sell your shares that are held in a Direct-at-Fund Account, we will normally send the redemption proceeds by mail or electronically transfer them to your bank account the next business day after the trade date. Note that your bank may take up to three business days to post an electronic funds transfer from your account.
■
If you sell your shares through a financial intermediary, the Funds will normally send the redemption proceeds to your financial intermediary within two business days after the trade date.
■
No interest will be paid on uncashed redemption checks.
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
■
Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■
For broker-dealer and wrap fee accounts: The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement. The Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.
■
Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.
You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, including from Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not charge a front-end sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.
Systematic Exchanges
You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.
Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.
Other Exchange Rules You Should Know
■
Exchanges are made at the NAV next calculated (plus any applicable sales charge) after your exchange order is received in “good form” (i.e., the trade date).
■
Once the Fund receives your exchange request in “good form,” you cannot cancel it after the market closes.
■
The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■
Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■
A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account in Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of another Columbia Fund.
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Columbia Integrated Large Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
■
If you purchased Class A shares of a Columbia Fund that imposes a front-end sales charge (and you paid any applicable sales charge) and you then exchange those shares into Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge, you may exchange that amount to Class A of another Columbia Fund in the future, including dividends earned on that amount, without paying a sales charge.
■
If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. Any applicable CDSC charged will be the CDSC of the original Fund.
■
You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial intermediary for more information.
■
You generally may make an exchange only into a Fund that is accepting investments.
■
The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■
Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■
Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■
Class Inst shares of a Fund may be exchanged for Class A or Class Inst shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Inst shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Inst Shares for details.
■
Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account.
■
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account except for any current employee of the Investment Manager, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address.
Same-Fund Exchange Privilege
Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A. To exchange to another class of shares of the same Fund you must meet the new class’s eligibility criteria as described in this Prospectus.
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A shares of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) when the shareholder moves from a commissionable brokerage account
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Buying, Selling and Exchanging Shares (continued)
to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.
Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.
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Columbia Integrated Large Cap Growth Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as
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Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Distributions and Taxes (continued)
“buying a dividend.” To avoid “buying a dividend,” before you invest in a Fund, check the Fund's distribution schedule, which is available at the Columbia Funds' website, columbiathreadneedleus.com, and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to the Fund:
■
The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.
■
Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.
■
Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. Certain events may require the Fund to sell significant amounts of appreciated securities and make large dividends relative to the Fund’s NAV. Such events may include large net shareholder redemptions, portfolio rebalancing or fund mergers. The Fund generally provides estimates of expected capital gain dividends (if any) prior to the distribution on columbiathreadneedleus.com.
■
From time to time, a distribution from the Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■
If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.
■
Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.
■
Certain derivative instruments when held in the Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
■
Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on
Prospectus 2026
59

Columbia Integrated Large Cap Growth Fund
Distributions and Taxes (continued)
a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the SAI.
■
Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■
A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■
For sales, redemptions and exchanges of shares that were acquired in a non-qualified account after 2011, the Fund generally is required to report to shareholders and the Internal Revenue Service (IRS) cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. For more information regarding average cost basis reporting, other available cost basis methods, and selecting or changing to a different cost basis method, please see the SAI, columbiathreadneedleus.com, or contact the Fund at 800.345.6611. If you hold Fund shares through a financial intermediary (e.g., a brokerage firm), you should contact your financial intermediary to learn about its cost basis reporting default method and the reporting elections available to your account.
■
The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Fund that withholding does not apply, the IRS has notified us that the TIN listed on your account is incorrect according to its records, or the IRS informs the Fund that you are otherwise subject to backup withholding.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information for the three most recent fiscal years has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request. The information for the fiscal year ended August 31, 2022 has been derived from the financial statements audited by the Fund's former independent registered public accounting firm and, for the fiscal year ended August 31, 2021, the Predecessor Fund’s independent registered public accounting firm.
Prospectus 2026
61

Columbia Integrated Large Cap Growth Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$21.72	(0.03)	4.09	4.06	—	(2.80)	(2.80)
Year Ended 8/31/2024	$16.48	(0.03)	5.27	5.24	(0.00)	—	(0.00)
Year Ended 8/31/2023	$18.13	0.02	2.69	2.71	(0.03)	(4.33)	(4.36)
Year Ended 8/31/2022	$27.22	0.03	(4.40)	(4.37)	(0.01)	(4.71)	(4.72)
Year Ended 8/31/2021(f)	$22.22	(0.01)	6.77	6.76	(0.04)	(1.72)	(1.76)
Institutional Class
Year Ended 8/31/2025	$22.23	0.01	4.20	4.21	(0.00)	(2.80)	(2.80)
Year Ended 8/31/2024	$16.86	0.01	5.39	5.40	(0.03)	—	(0.03)
Year Ended 8/31/2023	$18.46	0.04	2.75	2.79	(0.06)	(4.33)	(4.39)
Year Ended 8/31/2022(g)	$20.41	0.05	(2.00)	(1.95)	—	—	—
Institutional 3 Class
Year Ended 8/31/2025	$22.33	0.04	4.20	4.24	(0.02)	(2.80)	(2.82)
Year Ended 8/31/2024	$16.93	0.03	5.42	5.45	(0.05)	—	(0.05)
Year Ended 8/31/2023	$18.52	0.06	2.76	2.82	(0.08)	(4.33)	(4.41)
Year Ended 8/31/2022	$27.69	0.06	(4.43)	(4.37)	(0.09)	(4.71)	(4.80)
Year Ended 8/31/2021(f)	$22.56	0.08	6.88	6.96	(0.11)	(1.72)	(1.83)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Net investment income (loss) per share calculated using the average shares method.
(g)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
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Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class A
Year Ended 8/31/2025	$22.98	19.30%	1.13%	0.72%(d)	(0.13%)	44%	$91,606
Year Ended 8/31/2024	$21.72	31.82%	1.13%	0.71%(d)	(0.14%)	45%	$78,652
Year Ended 8/31/2023	$16.48	20.51%	1.12%	0.65%(d)	0.12%	48%	$63,805
Year Ended 8/31/2022	$18.13	(19.28%)	0.95%(e)	0.70%(e)	0.16%	42%	$56,024
Year Ended 8/31/2021(f)	$27.22	32.70%	0.84%	0.79%	(0.03%)	50%	$1,587
Institutional Class
Year Ended 8/31/2025	$23.64	19.56%	0.95%	0.54%(d)	0.04%	44%	$31,968
Year Ended 8/31/2024	$22.23	32.08%	0.94%	0.52%(d)	0.03%	45%	$8,212
Year Ended 8/31/2023	$16.86	20.62%	0.98%	0.51%(d)	0.26%	48%	$41,369
Year Ended 8/31/2022(g)	$18.46	(9.55%)	0.96%	0.51%	0.42%	42%	$85,728
Institutional 3 Class
Year Ended 8/31/2025	$23.75	19.64%	0.82%	0.43%	0.17%	44%	$91,568
Year Ended 8/31/2024	$22.33	32.24%	0.83%	0.41%	0.16%	45%	$160,223
Year Ended 8/31/2023	$16.93	20.78%	0.87%	0.40%	0.37%	48%	$115,941
Year Ended 8/31/2022	$18.52	(18.97%)	0.61%(e)	0.40%(e)	0.26%	42%	$68,507
Year Ended 8/31/2021(f)	$27.69	33.19%	0.43%	0.39%	0.36%	50%	$339,707

Prospectus 2026
63

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts and does not apply in any case to non-omnibus positions wherever held. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to answer questions about these financial intermediary-specific policies and can direct you to the financial intermediary if you need help understanding them.
 Ameriprise Financial Services, LLC (Ameriprise Financial)
The following information has been provided by Ameriprise Financial:
Front-End Sales Charge Reductions on Class A Shares Purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Purchased through Ameriprise Financial:
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
Shares purchased by employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother,
A-1
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and Class C shares Purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
 Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.
Front-End Sales Charge Waivers on Class A Shares Available at Baird:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund.
■
Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
■
Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and Class C Shares Available at Baird:
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
Prospectus 2026
A-2

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased due to returns of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:
■
Breakpoints as described in this prospectus.
■
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
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Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Letter of Intent (LOI)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement”):
■
The redemption and repurchase occur in the same account.
■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529 shares made for recontribution of refunded amounts.
Prospectus 2026
A-4

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■
Initial purchase minimum: $250
■
Subsequent purchase minimum: none
Minimum Balances
■
Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■
A fee-based account held on an Edward Jones platform.
■
A 529 account held on an Edward Jones platform.
■
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
■
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase Columbia Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.
Front-End Sales Charge* Waivers on Class A Shares Available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
A-5
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
* Also referred to as an “initial sales charge”.
 J.P. Morgan Securities LLC
The following information has been provided by J.P. Morgan Securities LLC:
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
Prospectus 2026
A-6

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of Columbia fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible Columbia fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
■
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Columbia fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
 Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill)
The following information has been provided by Merrill:
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
A-7
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the Fund as defined in this prospectus (e.g., the Fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (CDSC) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable requirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD supplement.
Prospectus 2026
A-8

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
 Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Effective July 1, 2018, shareholders purchasing Columbia Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management Effective July 1, 2018:
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
■
Shares purchased through a Morgan Stanley self-directed brokerage account.
■
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
 Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Columbia Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Columbia Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing Columbia Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
A-9
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Sales Load Waivers on Class A Shares Available at Raymond James:
■
Shares purchased in an investment advisory program.
■
Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
 Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates
The following information has been provided by Stifel:
Effective October 1, 2024, shareholders purchasing or holding Columbia Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Prospectus 2026
A-10

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Rights of accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Columbia Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Columbia Funds.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
A-11
Prospectus 2026

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
 Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
The following information has been provided by Wells Fargo:
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
■
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
■
Shares purchased through a rollover from another 529 plan.
■
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
■
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Prospectus 2026
A-12

Columbia Integrated Large Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
■
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
■
Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
■
Gift of shares will not be considered when determining breakpoint discounts.
 Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Columbia Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:
■
For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
A-13
Prospectus 2026

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Columbia Integrated Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Series Trust II, of which the Fund is a series, is 811-21852.
Columbia Threadneedle Investments® is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Management Investment Advisers, LLC. All rights reserved.
PRO316_08_T01_(01/26)

Columbia Integrated Large Cap Value Fund
Prospectus
January 1, 2026

Class	Ticker Symbol
A	ILVBX
Institutional (Class Inst)	ILVFX

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Integrated Large Cap Value Fund

2
Prospectus 2026

Columbia Integrated Large Cap Value Fund
Summary of the Fund
Investment Objective
Columbia Integrated Large Cap Value Fund (the Fund) seeks to provide shareholders with capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class Inst
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Inst
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	0.00%
Other expenses(b)	0.34%	0.34%
Total annual Fund operating expenses(c)	1.34%	1.09%
Less: Fee waivers and/or expense reimbursements(d)	(0.54%)	(0.54%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.80%	0.55%
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)
Other expenses have been restated to reflect current fees paid by the Fund.
(c)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class A and 0.55% for Class Inst. Any difference in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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3

Columbia Integrated Large Cap Value Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$652	$925	$1,218	$2,051
Class Inst (whether or not shares are redeemed)	$56	$293	$548	$1,280
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $121.7 million and $2.5 trillion as of November 30, 2025). The market capitalization range and composition of companies in the Index are subject to change.
The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund invests substantially in “value” stocks, which are stocks of companies with long-term capital appreciation potential available at reasonable prices. The Fund’s portfolio managers seek to invest in companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Value Securities Risk and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Equity Securities Risk. Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures,
4
Prospectus 2026

Columbia Integrated Large Cap Value Fund
Summary of the Fund (continued)
breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Prospectus 2026
5

Columbia Integrated Large Cap Value Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown include the returns of the Fund’s Advisor Class shares (adjusted to reflect the higher class-related operating expenses of each share class, where applicable) for periods prior to its inception date. Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Value Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	16.98%
	Worst	1st Quarter 2020	-27.46%
*
Year to Date return as of September 30, 2025: 9.99%
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
Summary of the Fund (continued)
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years*	10 Years*
Class A	05/27/2014
returns before taxes		7.99%	8.52%	7.53%
returns after taxes on distributions		-1.03%	4.34%	4.45%
returns after taxes on distributions and sale of Fund shares		10.88%	6.32%	5.47%
Class Inst returns before taxes	01/26/2022	14.91%	10.10%	8.45%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)		14.37%	8.68%	8.49%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)		24.51%	14.28%	12.87%

*
Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Advisor Class through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022 (Managed Predecessor Fund February 2012 - January 2022)
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:
Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. 801 Pennsylvania Ave., STE. 219104 Kansas City, MO 64105-1307	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment
Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class A	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class Inst	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

Prospectus 2026
7

Columbia Integrated Large Cap Value Fund
Summary of the Fund (continued)
More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
More Information About the Fund
Investment Objective
Columbia Integrated Large Cap Value Fund (the Fund) seeks to provide shareholders with capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $121.7 million and $2.5 trillion as of November 30, 2025). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. The Fund may continue to hold a security as part of its 80% policy even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund invests substantially in “value” stocks, which are stocks of companies with long-term capital appreciation potential available at reasonable prices. The Fund’s portfolio managers seek to invest in companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) employs quantitative and fundamental analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Value Securities Risk and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of
Prospectus 2026
9

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
■
Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary
Prospectus 2026
11

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Prospectus 2026
13

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
eDelivery and Mailings to Households
In order to reduce shareholder expenses, the Fund may mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. Transfer agency fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agency and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Financial Intermediary Compensation.
14
Prospectus 2026

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Integrated Large Cap Value Fund
Class A	0.80%
Class Inst	0.55%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
On September 5, 2025, in connection with the approval of the reorganization of the Fund with and into Columbia Research Enhanced Value ETF, the Investment Manager proposed, and the Fund’s Board approved, a voluntary fee waiver effective October 1, 2025, so that the Fund's net operating expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, infrequent and/or unusual expenses, and any expenses related to the reorganization) do not exceed 0.44% for Class A and 0.19% for Class Inst of the Fund.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, the Transfer Agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
Prospectus 2026
15

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint affiliated and unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.75% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal year ended August 31, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022 (Managed Predecessor Fund February 2012 - January 2022)
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Mr. Hans joined the Investment Manager in December 2021. He previously served as a Director and Portfolio Manager at BMO AM, which he joined in 2008. Mr. Hans began his investment career in 1998 and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
Mr. Nusinzon joined the Investment Manager in October 2020. Prior to joining the Investment Manager, Mr. Nusinzon was a Director and a Lead Portfolio Manager at PanAgora Asset Management. Mr. Nusinzon began his investment career in 1997 and earned a B.S.E. from the University of Pennsylvania and an M.B.A. from the Chicago Booth School of Business.
Dr. Sivaraman joined one of the Columbia Management legacy firms or acquired business lines in 2007.  Dr. Sivaraman began his investment career in 2007 and earned a B.Tech. in Computer Science Engineering from the Indian Institute of Technology, Madras and a Ph.D. in Operations Research from the Massachusetts Institute of Technology.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing general customer services. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
Prospectus 2026
17

Columbia Integrated Large Cap Value Fund
More Information About the Fund (continued)
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Acorn Trust (CAT), Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST II. Columbia Funds with names that include the words “Tax-Exempt” or “Municipal” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is treated as a Taxable Fund for these purposes.
Funds Contact Information
Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., 801 Pennsylvania Ave., STE. 219104, Kansas City, MO 64105-1307.
*
The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the selling and servicing agents that are authorized to sell and/or service shares of the Funds. Financial intermediaries include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry.
Omnibus Accounts
The term “omnibus account” refers to a financial intermediary’s account with the Fund (held directly through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the financial intermediary (beneficial Fund shareholders). Omnibus accounts are held in the name of the financial intermediaries and not in the name of the beneficial Fund shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under Sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), and non-qualified deferred compensation plans governed by Section 409A of the Code and similar plans, but does not refer to individual retirement plans, such as traditional IRAs and Roth IRAs. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Networked Accounts
Networking, offered by the Depository Trust & Clearing Corporation’s Wealth Management Services (WMS), is the industry standard IT system for mutual fund account reconciliation and dividend processing.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of the Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee,
Prospectus 2026
19

Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Fund, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.
When deciding which class of shares to buy, you should consider, among other things:
■
The amount you plan to invest.
■
How long you intend to remain invested in the Fund.
■
The fees (e.g., sales charge or “load”) and expenses for each share class.
■
Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
 FUNDamentals
Front-End Sales Charge Calculation
The front-end sales charge is calculated as a percentage of the offering price.
■
The net asset value (NAV) per share is the price of a share calculated by the Fund every business day.
■
The offering price per share is the NAV per share plus any front-end sales charge (or load) that applies.
The dollar amount of any applicable front-end sales charge is the difference between the offering price of the shares you buy and the NAV of those shares. To determine the front-end sales charge you will pay when you buy Class A shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund) and base the sales charge on the aggregate amount. For information on account value aggregation, sales charge waivers and other important information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
 FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge (CDSC) is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC can vary based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through Fund distribution reinvestments or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Share Class Features
The following summarizes the primary features of Class A, Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares.
20
Prospectus 2026

Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus, as it may be supplemented from time to time, and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new and/or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
The sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Appendix A describes financial intermediary-specific reductions and/or waiver policies. A shareholder transacting in Fund shares through a financial intermediary identified in Appendix A should carefully read the terms and conditions of Appendix A. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts, as defined below, or through another financial intermediary. The information in Appendix A may be provided by, or compiled from or based on information provided by the financial intermediaries identified in Appendix A. To obtain additional information regarding any sales charge reduction and/or waiver described in Appendix A, and to ensure that you receive any such reductions or waivers that may be available to you, please consult your financial intermediary.
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment(e) Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts (as described below))
Taxable Funds:
5.75% maximum,
declining to 0.00%
on investments of
$1 million or more
Tax-Exempt Funds:
3.00% maximum,
declining to 0.00%
on investments of
$500,000 or more
None for Columbia
Government
Money Market
Fund and certain
other Funds(f)

Taxable Funds(f):
CDSC on certain
investments of
between $1 million
and $50 million
redeemed within
18 months after
purchase charged
as follows:
• 1.00% CDSC if
redeemed within
12 months after
purchase, and
• 0.50% CDSC if
redeemed more
than 12, but less
than 18, months
after purchase
Tax-Exempt
Funds(f): Maximum
CDSC of 0.75% on
certain
investments of
$500,000 or more
redeemed within
12 months after
purchase

Reductions: Yes, see Choosing
a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Reductions
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Waivers, as well as Choosing a
Share Class — CDSC Waivers –
Class A and Class C
Financial intermediary-
specific waivers are also
available, see Appendix A
Distribution and Service Fees: up to 0.25%
Class C
Eligibility: Available to the general
public for investment
Minimum Initial Investment: $2,000
($1,000 for IRAs; $100 for monthly
Systematic Investment Plan
accounts)
Purchase Order Limit for Tax-Exempt
Funds: $499,999(g), none for omnibus
retirement plans
		None	1.00% on certain investments redeemed within one year of purchase
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class –
CDSC Waivers – Class A and
Class C
Financial intermediary-
specific CDSC waivers are
also available, see Appendix A
Distribution Fee: 0.75% Service Fee: 0.25%
Prospectus 2026
21

Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Purchase Order Limit for Taxable
Funds: $999,999(g); none for omnibus
retirement plans
Conversion Feature: Yes. Class C
shares generally automatically
convert to Class A shares of the
same Fund in the month of or the
month following the 8-year
anniversary of the Class C shares
purchase date.(b)

Class Inst
Eligibility: Available only to (i)
omnibus retirement plans, including
self-directed brokerage accounts
within omnibus retirement plans that
clear through institutional no
transaction fee (NTF) and
transaction fee (TF) platforms; (ii)
trust companies or similar
institutions; (iii) broker-dealers,
banks, trust companies and similar
institutions that clear Fund share
transactions for their client or
customer investment advisory or
similar accounts through designated
financial intermediaries and their
mutual fund trading platforms that
have been granted specific written
authorization from the Distributor
with respect to Class Inst eligibility
apart from selling, servicing or
similar agreements; (iv) 501(c)(3)
charitable organizations; (v) 529
plans; (vi) health savings accounts;
(vii) investors participating in a fee-
based advisory program sponsored
by a financial intermediary or other
entity that is not compensated by the
Fund for those services, other than
payments for shareholder servicing
or sub-accounting performed in
place of the Transfer Agent; (viii)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst shares
within such platform; (ix) any current
employee of Columbia Management
Investment Advisers, LLC, the
Distributor or Transfer Agent and
immediate family members of the
foregoing who share the same
address; and (x) financial
intermediaries that have entered into
a written agreement with the
		None	None	N/A	None
22
Prospectus 2026

Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Distributor to offer Class Inst shares
through a no-load or investment
program(e)(h)(i)
Minimum Initial Investment: None,
except in the case of (viii) and (ix)
above, which is $2,000 ($1,000 for
IRAs; $100 for monthly Systematic
Investment Plan accounts)

Class Inst2
Eligibility: Available only to (i) certain
registered investment advisers and
family offices that clear Fund share
transactions for their client or
customer accounts through
designated financial intermediaries
and their mutual fund trading
platforms that have been granted
specific written authorization from
the Transfer Agent with respect to
Class Inst2 eligibility apart from
selling, servicing or similar
agreements; (ii) omnibus retirement
plans(h); (iii) health savings accounts,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst2
shares within such platform and that
Fund shares are held in an omnibus
account; and (iv) institutional
investors that are clients of the
Columbia Threadneedle Global
Institutional Distribution Team that
invest in Class Inst2 shares for their
own account through platforms
approved by the Distributor or an
affiliate thereof to offer and/or
service Class Inst2 shares within
such platform.
Minimum Initial Investment: None
		None	None	N/A	None
Class Inst3
Eligibility: Available to (i) group
retirement plans that maintain plan-
level or omnibus accounts with the
Fund(h); (ii) institutional investors that
are clients of the Columbia
Threadneedle Global Institutional
Distribution Team that invest in
Class Inst3 shares for their own
account through platforms approved
by the Distributor or an affiliate
thereof to offer and/or service
Class Inst3 shares within such
platform; (iii) collective trust funds;
(iv) affiliated or unaffiliated mutual
funds (e.g., funds operating as funds-
of-funds); (v) fee-based platforms of
financial intermediaries (or the
clearing intermediary they trade
through) that have an agreement
with the Distributor or an affiliate
		None	None	N/A	None
Prospectus 2026
23

Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

thereof that specifically authorizes
the financial intermediary to offer
and/or service Class Inst3 shares
within such platform, provided also
that Fund shares are held in an
omnibus account; (vi)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; (vii) health savings
accounts, provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; and (viii) bank trust
departments, subject to an
agreement with the Distributor that
specifically authorizes offering
Class Inst3 shares and provided that
Fund shares are held in an omnibus
account. In each case above where
noted that Fund shares are required
to be held in an omnibus account,
the Distributor may, in its discretion,
determine to waive this
requirement.(e)
Minimum Initial Investment: No
minimum for the eligible investors
described in (i), (iii), (iv), (v), and (vii)
above; $2,000 ($1,000 for IRAs; $100
for monthly Systematic Investment
Plan accounts) for the eligible
investors described in (vi) above; and
$1 million for all other eligible
investors, unless waived in the
discretion of the Distributor

Class R
Eligibility: Available only to eligible
retirement plans, health savings
accounts and, in the sole discretion
of the Distributor, other types of
retirement accounts held through
platforms maintained by financial
intermediaries approved by the
Distributor
Minimum Initial Investment: None
		None	None	N/A	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class S	Class S shares are available (i) to be held, but not purchased, by accounts	None	None	N/A	None
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

of financial intermediaries that, with
specific written permission from the
Distributor, have instructed the Fund
to exchange Class Inst shares for
Class S shares; and (ii) to be held
and purchased by omnibus group
retirement plans that (A) opened and,
subject to exceptions, funded a
Class Inst share account as of the
close of business on March 28, 2013
and have continuously held
Class Inst shares in such account
through at least September 30, 2024
and (B) received specific written
permission from the Distributor to
exchange Class Inst shares for
Class S shares. Only omnibus
retirement plans referenced in (ii)
above may purchase Class S shares,
open new Class S accounts, or add
new plan participants to a Class S
shares omnibus retirement plan
account. Otherwise, Class S shares
are not available for purchase (other
than through the reinvestment of
distributions on Class S shares).(h)
Minimum Initial Investment: See
Eligibility above

(a)
Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(b)
For more information on the conversion of Class C shares to Class A shares, see Choosing a Share Class - Sales Charges and Commissions - Class C Shares - Conversion to Class A Shares.
(c)
Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)
These are the maximum applicable distribution and/or service fees. These fees are paid under the Fund’s Rule 12b-1 plan. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund each pay a distribution and service fee of up to 0.15% on Class A shares. Columbia Government Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares. Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund each pay a service fee of up to 0.20% on Class A and Class C shares. Columbia Intermediate Duration Municipal Bond Fund pays a distribution fee of up to 0.60% on Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)
Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds’ shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
(f)
For Columbia Short Duration Municipal Bond Fund, a CDSC of 0.50% is charged on certain investments of $500,000 or more redeemed within 12 months after purchase. Purchases into each of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund are subject to a CDSC of 1% on investments of $500,000 or more if redeemed within 12 months of purchase. The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund.
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
(g)
If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
(h)
These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
● Class Inst2 Shares. Shareholders with Class Inst2 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst2 shares may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts and add new shareholders in the program.
● Class Inst3 Shares. Shareholders with Class Inst3 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst3 shares may not establish new accounts for such share class but may continue to make additional purchases of Class Inst3 shares in existing accounts.
● Class S Shares. Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
(i)
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Sales Charges and Commissions
Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees. You may be required to pay brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.
As described in more detail below, Class A shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund, if available. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, Class C shares held in Direct-at-Fund Accounts automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and the conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Inst, Class Inst2, Class Inst3 and Class S shares of the Fund do not have distribution and/or service fees.
Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for
26
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.
Class A Shares — Front-End Sales Charge
Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, and Columbia U.S. Treasury Index Fund), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class — Reductions/Waivers of Sales Charges and Appendix A.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge.
The front-end sales charge you will pay on Class A shares:
■
depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and
■
is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund).
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Equity Funds, Columbia Adaptive Risk Allocation Fund, Columbia Commodity Strategy Fund, Columbia Multi Strategy Alternatives Fund, and Funds-of-Funds (equity)*	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$0-$49,999	4.75%	4.99%	4.00%
	$50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Tax-Exempt Funds (other than Columbia Short Duration Municipal Bond Fund)	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

Columbia Floating Rate Fund, Columbia Mortgage Opportunities Fund, Columbia Quality Income Fund, and Columbia Total Return Bond Fund	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Columbia Select Short Corporate Income Fund, Columbia Short Duration Municipal Bond Fund, and Columbia Short Term Bond Fund	$0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$499,999	0.50%	0.50%	0.40%
	$500,000 or more	0.00%	0.00%	0.00%(c)

*
The following Funds are not subject to a front-end sales charge or CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund, Columbia Flexible Capital Income Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)
Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)
For information regarding cumulative commissions paid to your financial intermediary when you buy Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.
Tax-Exempt Funds
■
If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Duration Municipal Bond Fund) without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at
28
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem those shares within 12 months after purchase.
■
If you purchased Class A shares of Columbia Short Duration Municipal Bond Fund without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem those shares within 12 months after purchase.
Taxable Funds
■
If you purchased Class A shares of any Taxable Fund (other than Columbia Select Short Corporate Income Fund or Columbia Short Term Bond on or after August 1, 2024) without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.
■
If you purchased Class A shares of Columbia Select Short Corporate Income Fund or Columbia Short Term Bond Fund on or after August 1, 2024 without paying a front-end sales charge because your eligible accounts aggregated $500,000 or more at the time of such purchase, you will incur a CDSC of 1.00% if you redeem those shares within 12 months after such purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 1.00% if you redeem those shares within 12 months after purchase.
Class A Shares — Commissions
The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares — Front-End Sales Charge above.
The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):
Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%
*
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $3,999,999 and 0.50% on the balance.
**
The commission level on purchases of Class A shares of Columbia Short Duration Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

Prospectus 2026
29

Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
Class A Shares of Taxable Funds (other than Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund) — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Class A Shares of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$500,000 – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.
Class C Shares — Front-End Sales Charge
You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
Class C Shares — Conversion to Class A Shares
Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted (pursuant to the financial intermediary’s Class C conversion policy, including those disclosed in Appendix A, which may differ from the Fund’s policy described here) provided that the intermediary is able to track individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder holding period is calculated properly. Not all financial intermediaries are able to track individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary's platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.
The following rules apply to the automatic conversion of Class C shares to Class A shares:
■
Class C share accounts that are Direct-at-Fund Accounts and Networked Accounts for which the Transfer Agent (and not your financial intermediary) sends you Fund account transaction confirmations and statements, convert
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
on or about the 15th day of the month (if the 15th is not a business day, then the next business day thereafter) that they become eligible for automatic conversion provided that the Fund has records that Class C shares have been held for the requisite time period.
■
For purposes of determining the month when your Class C shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made. Your financial intermediary may choose a different day of the month to convert Class C shares. Please contact your financial intermediary for more information on calculating the holding period.
■
Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.
■
You’ll receive the same dollar value of Class A shares as the Class C shares that were automatically converted. Class C shares that you received from an exchange of Class C shares of another Fund will convert based on the day you bought the original shares.
■
In addition to the above automatic conversion of Class C to Class A shares policy, the Transfer Agent seeks to convert Class C shares as soon as administratively feasible, regardless of how long such shares have been owned, to Class A shares of the same Fund for Direct-at-Fund Accounts (as defined below) that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
■
No sales charge or other charges apply in connection with these automatic conversions, and the conversions are free from U.S. federal income tax.
Class C Shares — CDSC
You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares. A portion of this payment may be passed along to your financial advisor. The Distributor seeks to recover this payment through fees it receives under the Fund's distribution and/or service plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Reductions/Waivers of Sales Charges
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A.
Class A Shares Front-End Sales Charge Reductions
The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members' ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow (which means you will not be able to redeem Fund shares equivalent to that amount until they are released from escrow). At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.
The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A.
 FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group retirement plan accounts are valued at the retirement plan level.
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Choosing a Share Class (continued)
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C or Class E shares of a Fund, or non-retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund.
Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.
Class A Shares Front-End Sales Charge Waivers
There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class A shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.
In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
plans and certain qualified deferred compensation plans; and (viii) purchases of Class A shares in Direct-at-Fund Accounts (as defined below) that do not have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
CDSC Waivers – Class A and Class C
You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C shares); in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A or Class C shares, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
Repurchases (Reinstatements)
As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.
Repurchases (Reinstatements)
Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C
Any CDSC paid upon redemption of your Class A or Class C shares of a Fund will not be reimbursed.
To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary
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Choosing a Share Class (continued)
within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix A to this prospectus and  Appendix S of the SAI for more information about sales charge waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:
	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%(c)	up to 0.35%(a)(c)(d)
Class C	0.75%(b)	0.25%(c)	1.00%(c)
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	—(e)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50%(e)
Class S	None	None	None
(a)
The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CAT	__	0.25%	0.25%
Series of CFST and CFST II (other than Columbia Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Government Money Market Fund	—	—	0.10%
Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Balanced Fund, Columbia Contrarian Core Fund,
Columbia Cornerstone Growth Fund, Columbia Dividend
Income Fund, Columbia Global Technology Growth Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Real Estate Equity Fund, Columbia Select Mid Cap Growth
Fund, Columbia Small Cap Growth Fund, Columbia Total Return
Bond Fund
	up to 0.10%	up to 0.25%
up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
Class A shares

Columbia Adaptive Risk Allocation Fund, Columbia Bond Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia International Dividend Income Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Multi Strategy Alternatives Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Select Corporate Income Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Discovery Fund, Columbia Strategic Income Fund, Columbia Strategic New York Municipal Income Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund, Columbia Strategic California Municipal Income Fund	—	0.20%	0.20%
Columbia U.S. Treasury Index Fund	---	0.15%	0.15%
(b)
The distribution fee for Class C shares of certain Funds varies. The annual distribution fee for Class C shares shall be 0.45% for Columbia Strategic California Municipal Income Fund and Columbia Strategic New York Municipal Income Fund, 0.55% for Columbia Short Term Bond Fund, and 0.60% for Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund, of the average daily net assets of the Fund’s Class C shares.
(c)
The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund and Class A shares of Columbia Strategic California Municipal Income Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A shares of Columbia U.S. Treasury Index Fund shall equal up to 0.15% annually of the average daily NAV of all shares of such Fund class.
(d)
Fee amounts noted apply to all Funds other than Columbia Government Money Market Fund and Columbia Ultra Short Duration Municipal Bond Fund, which, for Class A shares, pay distribution and service fees of 0.10% and 0.15%, respectively. The payment of the distribution and/or service fees payable by Columbia Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2026, or such earlier date as may be determined at the sole discretion of the Fund’s Board. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Columbia Government Money Market Fund’s Plan of Distribution.
(e)
Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan (the Funds under these trusts). The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
The distribution and/or service fees for Class A, Class C, and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Taxable Funds or $500,000 or more for Tax-Exempt Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index
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Columbia Integrated Large Cap Value Fund
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Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the Summary of the Fund section of this prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this prospectus.
If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. However, the Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary; gross sales of the Funds attributable to that financial intermediary; reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, Marketing Support Payments to any one financial intermediary are generally between 0.01% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and their affiliates may at times make payments with respect to a Fund or the Columbia Funds generally on a basis other than those described above, or in larger amounts, when dealing with certain financial intermediaries. Not all financial intermediaries receive Marketing Support Payments. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Inst3 shares.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund pays the Transfer Agent a per account fee or a percentage of the average aggregate value of shares per annum maintained in
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Columbia Integrated Large Cap Value Fund
Choosing a Share Class (continued)
omnibus or networked accounts up to the lesser of the amount charged by the financial intermediary or a distribution channel-specific or share class-specific cap as may be established by the Board from time to time. Fee amounts in excess of the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates. For Class Inst3 shares, the Transfer Agent does not pay financial intermediaries for Shareholder Services, except that for Class Inst3 shares of Columbia Ultra Short Term Bond Fund (formerly an unnamed share class of the Fund), the Transfer Agent makes Shareholder Services payments to a financial intermediary through which shares of this class were held (under its former unnamed share class name) as of November 30, 2018, and for which the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediaries.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by the Securities and Exchange Commission (the SEC) and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive for recommending the Fund or a particular share class over others.
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3)
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions, including if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days;
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
(iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (ACH) or wire, or to a bank account not on file; or (vi) you are changing legal ownership of your account.
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). For other transactions, the Transfer Agent may require a signature guarantee. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Class A, Class C and Class Inst Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:
Minimum Account Balance
Minimum Account Balance
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all classes except those listed below	None
Class Inst2, Class Inst3 and Class R	None
For shares held directly with the Funds’ Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
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Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class C and Class Inst Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or for other reasons.
For shares held directly with the Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your multiple accounts you may have with the Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Fund shares in your account if instructed by the Fund and the transaction can be operationally administered by the intermediary.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee
The automatic sale of Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Inst2, Class Inst3, Class R and Class S shares; shareholders holding their shares through financial intermediary networked accounts or trust networked accounts; wrap fee and omnibus accounts; accounts with active monthly Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.
Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts
The Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
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Excessive Trading Practices Policy of Funds Other than Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Exchanging Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■
increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Money market funds and short duration funds are designed to offer investors a liquid option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund. However, since frequent purchases and sales of shares of such Funds could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Government Money Market Fund) and disrupting portfolio management strategies, each such Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in a Fund's prospectus (such as minimum purchase amounts), each such Fund has no limits on purchase or exchange transactions. In addition, each such Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.
Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.
Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.
The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares, or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
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Buying, Selling and Exchanging Shares (continued)
Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Written Transactions – Direct-at-Fund Accounts
If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online
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transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.
Wire Transactions – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.
Electronic Funds Transfer via ACH – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.
Buying Shares
Eligible Investors
Class A Shares
Class A shares are available to the general public for investment. However, Class A shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class C Shares
Class C shares are available to the general public for investment, except that Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
Class Inst Shares
Class Inst shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) and transaction fee (TF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
authorization from the Distributor with respect to Class Inst eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; (ix) any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address and (x) financial intermediaries that have entered into a written agreement with the Distributor to offer Class Inst shares through a no-load or investment program.
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Please note that Class Inst shares acquired as the former Advisor Class in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class Inst2 Shares
Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by
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the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Class Inst3 shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Please note that Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class S Shares
Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account.
The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.
Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all classes and account types except those listed below	$2,000	$100(b)
Individual Retirement Accounts for all classes except those listed below	$1,000	$100(c)
Group retirement plans	None	N/A
Class Inst	$0, $1,000 or $2,000(d)	$100(d)
Class Inst2 and Class R	None	N/A
Class Inst3	$0, $1,000, $2,000 or $1 million(e)	$100(e)
(a)
If your Class A, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.
(b)
Columbia Government Money Market Fund requires minimum initial investment of $2,000 for accounts with Systematic Investment Plans.
(c)
Columbia Government Money Market Fund requires minimum initial investment of $1,000 for accounts with Systematic Investment Plans.
(d)
The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for monthly Systematic Investment Plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
(e)
There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Additional Information about Minimum Initial Investments
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a Systematic Investment Plan, your account must meet the then-current applicable minimum initial investment.
Class Inst Shares Minimum Initial Investments
There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:
■
Any health savings account sponsored by a third party platform.
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Buying, Selling and Exchanging Shares (continued)
■
Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■
Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:
■
Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■
Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:
■
Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■
Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
■
Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■
Bank trust departments that assess their clients an asset-based fee.
■
Certain other investors as set forth in more detail in the SAI.
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, Systematic Investment Plan purchases will be confirmed on your quarterly account statement. Columbia Government Money Market Fund Systematic Investment Plan purchases will be confirmed at the time of the purchase. If establishing a Systematic Investment Plan to reduce the initial fund minimum, the plan needs to be established monthly to avoid the small account fee.
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
Dividend Diversification
Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.
Other Purchase Rules You Should Know
■
Once the Transfer Agent or your financial intermediary receives your purchase order in “good form,” your purchase will be made at the Fund’s next calculated public offering price per share, which is the NAV per share plus any sales charge that applies (i.e., the trade date).
■
Once the Fund receives your purchase request in “good form,” you cannot cancel it after the market closes.
■
You generally buy Class A shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■
Subject to Class eligibility, you buy Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares at NAV per share because no front-end sales charge applies to purchases of these share classes.
■
Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account.
■
Class Inst shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account except for any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address.
■
The Distributor and the Transfer Agent reserve the right to cancel your order request if the Fund does not receive payment within two business days of receiving your purchase order request. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■
Financial intermediaries are responsible for sending your purchase orders to the Transfer Agent and ensuring that the Fund receives your money on time.
■
Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.
■
You generally may make a purchase only into a Fund that is accepting investments.
Please also read Appendix A and contact your financial intermediary for more information regarding any reductions and/or waivers described therein.
Selling Shares
When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class C, Class Inst, Class Inst2, Class Inst3 and Class S share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
Check Redemption Service (for Columbia Government Money Market Fund)
Class A and Class Inst shares of Columbia Government Money Market Fund (which is not offered in this prospectus) offer check writing privileges. If you have $2,000 in Columbia Government Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Government Money Market Fund must be at least $100 and not more than $100,000 per day. You can elect this service when you initially establish your account or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Government Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Government Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
Satisfying Fund Redemption Requests
When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.
While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date(s). Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed-upon redemption date(s) than on an earlier date(s) on which the investment could have been redeemed for cash.
Redemption of Newly Purchased Shares
You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.
Other Redemption Rules You Should Know
■
Once the Transfer Agent or your financial intermediary receives your redemption order in “good form,” your shares will be sold at the Fund’s next calculated NAV per share (i.e., the trade date). Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■
Once the Fund receives your redemption request in “good form,” you cannot cancel it after the market closes.
■
The Distributor, in its sole discretion, reserves the right to liquidate Fund shares (of any class of the Fund) held in an omnibus account of a financial intermediary that clears Fund share transactions through a clearing intermediary or platform that charges certain maintenance fees to the Fund if the value of the omnibus account, at the Fund share class (i.e., CUSIP) level, falls below $100,000 (a CUSIP Liquidation Event). The Distributor will provide at least 90 days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Fund through such omnibus accounts can request through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.
■
Effective July 1, 2024, the Distributor, in its sole discretion, reserves the right to liquidate shares of Class Inst of any Fund held by retirement plan recordkeepers or on TF or NTF brokerage platforms where the financial intermediary holds the shares in an omnibus account and in accounts with a value less than $5,000,000. The Distributor will provide at least 90 days’ notice of such a liquidation to financial intermediaries with impacted accounts. Shareholders invested in a Fund through such accounts can request a tax-free exchange to Class A or Class Inst2 shares, depending upon eligibility and provided requirements to transfer the account are fulfilled.
■
If you sell your shares that are held in a Direct-at-Fund Account, we will normally send the redemption proceeds by mail or electronically transfer them to your bank account the next business day after the trade date. Note that your bank may take up to three business days to post an electronic funds transfer from your account.
■
If you sell your shares through a financial intermediary, the Funds will normally send the redemption proceeds to your financial intermediary within two business days after the trade date.
■
No interest will be paid on uncashed redemption checks.
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
■
Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■
For broker-dealer and wrap fee accounts: The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement. The Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.
■
Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.
You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, including from Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not charge a front-end sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.
Systematic Exchanges
You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.
Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.
Other Exchange Rules You Should Know
■
Exchanges are made at the NAV next calculated (plus any applicable sales charge) after your exchange order is received in “good form” (i.e., the trade date).
■
Once the Fund receives your exchange request in “good form,” you cannot cancel it after the market closes.
■
The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■
Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■
A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account in Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of another Columbia Fund.
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Columbia Integrated Large Cap Value Fund
Buying, Selling and Exchanging Shares (continued)
■
If you purchased Class A shares of a Columbia Fund that imposes a front-end sales charge (and you paid any applicable sales charge) and you then exchange those shares into Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge, you may exchange that amount to Class A of another Columbia Fund in the future, including dividends earned on that amount, without paying a sales charge.
■
If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. Any applicable CDSC charged will be the CDSC of the original Fund.
■
You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial intermediary for more information.
■
You generally may make an exchange only into a Fund that is accepting investments.
■
The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■
Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■
Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■
Class Inst shares of a Fund may be exchanged for Class A or Class Inst shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Inst shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Inst Shares for details.
■
Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account.
■
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account except for any current employee of the Investment Manager, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address.
Same-Fund Exchange Privilege
Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A. To exchange to another class of shares of the same Fund you must meet the new class’s eligibility criteria as described in this Prospectus.
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A shares of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) when the shareholder moves from a commissionable brokerage account
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Buying, Selling and Exchanging Shares (continued)
to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.
Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.
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Columbia Integrated Large Cap Value Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as
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Columbia Integrated Large Cap Value Fund
Distributions and Taxes (continued)
“buying a dividend.” To avoid “buying a dividend,” before you invest in a Fund, check the Fund's distribution schedule, which is available at the Columbia Funds' website, columbiathreadneedleus.com, and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to the Fund:
■
The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.
■
Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.
■
Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. Certain events may require the Fund to sell significant amounts of appreciated securities and make large dividends relative to the Fund’s NAV. Such events may include large net shareholder redemptions, portfolio rebalancing or fund mergers. The Fund generally provides estimates of expected capital gain dividends (if any) prior to the distribution on columbiathreadneedleus.com.
■
From time to time, a distribution from the Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■
If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.
■
Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.
■
Certain derivative instruments when held in the Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
■
Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on
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59

Columbia Integrated Large Cap Value Fund
Distributions and Taxes (continued)
a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the SAI.
■
Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■
A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■
For sales, redemptions and exchanges of shares that were acquired in a non-qualified account after 2011, the Fund generally is required to report to shareholders and the Internal Revenue Service (IRS) cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. For more information regarding average cost basis reporting, other available cost basis methods, and selecting or changing to a different cost basis method, please see the SAI, columbiathreadneedleus.com, or contact the Fund at 800.345.6611. If you hold Fund shares through a financial intermediary (e.g., a brokerage firm), you should contact your financial intermediary to learn about its cost basis reporting default method and the reporting elections available to your account.
■
The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Fund that withholding does not apply, the IRS has notified us that the TIN listed on your account is incorrect according to its records, or the IRS informs the Fund that you are otherwise subject to backup withholding.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information for the three most recent fiscal years has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request. The information for the fiscal year ended August 31, 2022 has been derived from the financial statements audited by the Fund's former independent registered public accounting firm and, for the fiscal year ended August 31, 2021, the Predecessor Fund’s independent registered public accounting firm.
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61

Columbia Integrated Large Cap Value Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$14.66	0.13	1.18	1.31	(0.15)	(5.02)	(5.17)
Year Ended 8/31/2024	$13.81	0.16	2.24	2.40	(0.16)	(1.39)	(1.55)
Year Ended 8/31/2023	$14.57	0.14	1.04	1.18	(0.17)	(1.77)	(1.94)
Year Ended 8/31/2022(e)	$19.06	0.18	(1.27)	(1.09)	(0.18)	(3.22)	(3.40)
Year Ended 8/31/2021(g)	$13.52	0.18	5.53	5.71	(0.17)	—	(0.17)
Institutional Class
Year Ended 8/31/2025	$14.77	0.14	1.21	1.35	(0.18)	(5.02)	(5.20)
Year Ended 8/31/2024	$13.91	0.19	2.26	2.45	(0.20)	(1.39)	(1.59)
Year Ended 8/31/2023	$14.66	0.18	1.05	1.23	(0.21)	(1.77)	(1.98)
Year Ended 8/31/2022(h)	$15.59	0.13	(0.97)	(0.84)	(0.09)	—	(0.09)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Redemption fees consisted of per share amounts less than $0.01.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
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Columbia Integrated Large Cap Value Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class A
Year Ended 8/31/2025	$10.80	10.28%	1.35%	0.77%(d)	1.19%	47%	$25,310
Year Ended 8/31/2024	$14.66	19.17%	1.27%	0.79%(d)	1.15%	38%	$28,343
Year Ended 8/31/2023	$13.81	8.83%	1.25%	0.79%(d)	1.04%	39%	$31,104
Year Ended 8/31/2022(e)	$14.57	(6.97%)	1.17%(f)	0.79%(f)	1.11%	51%	$35,789
Year Ended 8/31/2021(g)	$19.06	42.53%	0.86%	0.79%	1.17%	60%	$18,563
Institutional Class
Year Ended 8/31/2025	$10.92	10.54%	1.13%	0.55%(d)	1.33%	47%	$25,132
Year Ended 8/31/2024	$14.77	19.40%	1.01%	0.54%(d)	1.38%	38%	$3,381
Year Ended 8/31/2023	$13.91	9.12%	1.00%	0.54%(d)	1.31%	39%	$37,904
Year Ended 8/31/2022(h)	$14.66	(5.36%)	0.97%(f)	0.53%(f)	1.44%	51%	$145,571

Prospectus 2026
63

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts and does not apply in any case to non-omnibus positions wherever held. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to answer questions about these financial intermediary-specific policies and can direct you to the financial intermediary if you need help understanding them.
 Ameriprise Financial Services, LLC (Ameriprise Financial)
The following information has been provided by Ameriprise Financial:
Front-End Sales Charge Reductions on Class A Shares Purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Purchased through Ameriprise Financial:
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
Shares purchased by employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother,
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and Class C shares Purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
 Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.
Front-End Sales Charge Waivers on Class A Shares Available at Baird:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund.
■
Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
■
Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and Class C Shares Available at Baird:
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
Prospectus 2026
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Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased due to returns of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:
■
Breakpoints as described in this prospectus.
■
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Letter of Intent (LOI)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement”):
■
The redemption and repurchase occur in the same account.
■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529 shares made for recontribution of refunded amounts.
Prospectus 2026
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Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■
Initial purchase minimum: $250
■
Subsequent purchase minimum: none
Minimum Balances
■
Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■
A fee-based account held on an Edward Jones platform.
■
A 529 account held on an Edward Jones platform.
■
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
■
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase Columbia Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.
Front-End Sales Charge* Waivers on Class A Shares Available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
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Prospectus 2026

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
* Also referred to as an “initial sales charge”.
 J.P. Morgan Securities LLC
The following information has been provided by J.P. Morgan Securities LLC:
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
Prospectus 2026
A-6

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of Columbia fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible Columbia fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
■
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Columbia fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
 Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill)
The following information has been provided by Merrill:
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
A-7
Prospectus 2026

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the Fund as defined in this prospectus (e.g., the Fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (CDSC) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable requirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD supplement.
Prospectus 2026
A-8

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
 Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Effective July 1, 2018, shareholders purchasing Columbia Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management Effective July 1, 2018:
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
■
Shares purchased through a Morgan Stanley self-directed brokerage account.
■
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
 Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Columbia Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Columbia Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing Columbia Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
A-9
Prospectus 2026

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Sales Load Waivers on Class A Shares Available at Raymond James:
■
Shares purchased in an investment advisory program.
■
Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
 Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates
The following information has been provided by Stifel:
Effective October 1, 2024, shareholders purchasing or holding Columbia Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Prospectus 2026
A-10

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Rights of accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Columbia Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Columbia Funds.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
A-11
Prospectus 2026

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
 Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
The following information has been provided by Wells Fargo:
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
■
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
■
Shares purchased through a rollover from another 529 plan.
■
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
■
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Prospectus 2026
A-12

Columbia Integrated Large Cap Value Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
■
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
■
Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
■
Gift of shares will not be considered when determining breakpoint discounts.
 Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Columbia Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:
■
For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
A-13
Prospectus 2026

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Columbia Integrated Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Series Trust II, of which the Fund is a series, is 811-21852.
Columbia Threadneedle Investments® is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Management Investment Advisers, LLC. All rights reserved.
PRO317_08_T01_(01/26)

Columbia Integrated Small Cap Growth Fund
Prospectus
January 1, 2026

Class	Ticker Symbol
A	ISGDX
Institutional (Class Inst)	ISGNX

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Integrated Small Cap Growth Fund

2
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Summary of the Fund
Investment Objective
Columbia Integrated Small Cap Growth Fund (the Fund) seeks to provide shareholders with capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Class Inst
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Inst
Management fees	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	0.00%
Other expenses(b)	0.77%	0.77%
Total annual Fund operating expenses(c)	1.87%	1.62%
Less: Fee waivers and/or expense reimbursements(d)	(0.63%)	(0.63%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.24%	0.99%
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)
Other expenses have been restated to reflect current fees paid by the Fund.
(c)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.24% for Class A and 0.99% for Class Inst. Any difference in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Prospectus 2026
3

Columbia Integrated Small Cap Growth Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$694	$1,071	$1,473	$2,591
Class Inst (whether or not shares are redeemed)	$101	$449	$822	$1,869
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of small capitalization companies. These companies have market capitalizations in the range of companies in the Russell 2000® Growth Index (the Index) at the time of purchase (between $12.4 million and $30.7 billion as of November 30, 2025). The market capitalization range and composition of companies in the Index are subject to change.
The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care, industrials, and information technology sectors.
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Small-Cap Stock Risk and Growth Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Equity Securities Risk. Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
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Columbia Integrated Small Cap Growth Fund
Summary of the Fund (continued)
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Small-Cap Stock Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the health care, industrials, and information technology sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Health Care Sector. The Fund is vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
■
Industrials Sector. The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
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Columbia Integrated Small Cap Growth Fund
Summary of the Fund (continued)
■
Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown include the returns of the Fund’s Advisor Class shares (adjusted to reflect the higher class-related operating expenses of each share class, where applicable) for periods prior to its inception date. Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
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Columbia Integrated Small Cap Growth Fund
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2020	28.99%
	Worst	1st Quarter 2020	-26.24%
*
Year to Date return as of September 30, 2025: 14.15%
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years*	10 Years*
Class A	05/31/2017
returns before taxes		12.25%	6.86%	6.35%
returns after taxes on distributions		8.91%	3.66%	3.78%
returns after taxes on distributions and sale of Fund shares		9.94%	4.98%	4.53%
Class Inst returns before taxes	01/26/2022	19.16%	8.35%	7.23%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)		15.15%	6.86%	8.09%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		23.81%	13.86%	12.55%

*
Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Advisor Class through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:
Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. 801 Pennsylvania Ave., STE. 219104 Kansas City, MO 64105-1307	800.422.3737
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Columbia Integrated Small Cap Growth Fund
Summary of the Fund (continued)
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment
Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class A	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class Inst	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Integrated Small Cap Growth Fund
More Information About the Fund
Investment Objective
Columbia Integrated Small Cap Growth Fund (the Fund) seeks to provide shareholders with capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of small capitalization companies. These companies have market capitalizations in the range of companies in the Russell 2000® Growth Index (the Index) at the time of purchase (between $12.4 million and $30.7 billion as of November 30, 2025). The market capitalization range and composition of companies in the Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund determines a company’s market capitalization at the time of investment. The Fund may continue to hold a security as part of its 80% policy even if the company’s market capitalization grows beyond the market capitalization of the largest company within the Index or falls below the market capitalization of the smallest company within the Index.
The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care, industrials, and information technology sectors.
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) employs quantitative and fundamental analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Small-Cap Stock Risk and Growth Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies,
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Columbia Integrated Small Cap Growth Fund
More Information About the Fund (continued)
sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Small-Cap Stock Risk. Securities of small-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict
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More Information About the Fund (continued)
but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the health care, industrials, and information technology sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Health Care Sector. The Fund is vulnerable to the particular risks that may affect companies in the health care sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
■
Industrials Sector. The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy
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Columbia Integrated Small Cap Growth Fund
More Information About the Fund (continued)
or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own
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More Information About the Fund (continued)
substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the
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More Information About the Fund (continued)
portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
eDelivery and Mailings to Households
In order to reduce shareholder expenses, the Fund may mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise
14
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
More Information About the Fund (continued)
result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. Transfer agency fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agency and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Integrated Small Cap Growth Fund
Class A	1.24%
Class Inst	0.99%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, the Transfer Agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of
Prospectus 2026
15

Columbia Integrated Small Cap Growth Fund
More Information About the Fund (continued)
shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint affiliated and unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.85% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal year ended August 31, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
16
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
More Information About the Fund (continued)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Hans, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2022
Oleg Nusinzon, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Raghavendran Sivaraman, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2023
Mr. Hans joined the Investment Manager in December 2021. He previously served as a Director and Portfolio Manager at BMO AM, which he joined in 2008. Mr. Hans began his investment career in 1998 and earned a B.S. from Miami University and an M.B.A. from the University of Notre Dame.
Mr. Nusinzon joined the Investment Manager in October 2020. Prior to joining the Investment Manager, Mr. Nusinzon was a Director and a Lead Portfolio Manager at PanAgora Asset Management. Mr. Nusinzon began his investment career in 1997 and earned a B.S.E. from the University of Pennsylvania and an M.B.A. from the Chicago Booth School of Business.
Dr. Sivaraman joined one of the Columbia Management legacy firms or acquired business lines in 2007.  Dr. Sivaraman began his investment career in 2007 and earned a B.Tech. in Computer Science Engineering from the Indian Institute of Technology, Madras and a Ph.D. in Operations Research from the Massachusetts Institute of Technology.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing general customer services. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Prospectus 2026
17

Columbia Integrated Small Cap Growth Fund
More Information About the Fund (continued)
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
18
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Acorn Trust (CAT), Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST II. Columbia Funds with names that include the words “Tax-Exempt” or “Municipal” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is treated as a Taxable Fund for these purposes.
Funds Contact Information
Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., 801 Pennsylvania Ave., STE. 219104, Kansas City, MO 64105-1307.
*
The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the selling and servicing agents that are authorized to sell and/or service shares of the Funds. Financial intermediaries include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry.
Omnibus Accounts
The term “omnibus account” refers to a financial intermediary’s account with the Fund (held directly through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the financial intermediary (beneficial Fund shareholders). Omnibus accounts are held in the name of the financial intermediaries and not in the name of the beneficial Fund shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under Sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), and non-qualified deferred compensation plans governed by Section 409A of the Code and similar plans, but does not refer to individual retirement plans, such as traditional IRAs and Roth IRAs. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Networked Accounts
Networking, offered by the Depository Trust & Clearing Corporation’s Wealth Management Services (WMS), is the industry standard IT system for mutual fund account reconciliation and dividend processing.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of the Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee,
Prospectus 2026
19

Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Fund, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.
When deciding which class of shares to buy, you should consider, among other things:
■
The amount you plan to invest.
■
How long you intend to remain invested in the Fund.
■
The fees (e.g., sales charge or “load”) and expenses for each share class.
■
Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
 FUNDamentals
Front-End Sales Charge Calculation
The front-end sales charge is calculated as a percentage of the offering price.
■
The net asset value (NAV) per share is the price of a share calculated by the Fund every business day.
■
The offering price per share is the NAV per share plus any front-end sales charge (or load) that applies.
The dollar amount of any applicable front-end sales charge is the difference between the offering price of the shares you buy and the NAV of those shares. To determine the front-end sales charge you will pay when you buy Class A shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund) and base the sales charge on the aggregate amount. For information on account value aggregation, sales charge waivers and other important information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
 FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge (CDSC) is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC can vary based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through Fund distribution reinvestments or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Share Class Features
The following summarizes the primary features of Class A, Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares.
20
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus, as it may be supplemented from time to time, and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new and/or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
The sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Appendix A describes financial intermediary-specific reductions and/or waiver policies. A shareholder transacting in Fund shares through a financial intermediary identified in Appendix A should carefully read the terms and conditions of Appendix A. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts, as defined below, or through another financial intermediary. The information in Appendix A may be provided by, or compiled from or based on information provided by the financial intermediaries identified in Appendix A. To obtain additional information regarding any sales charge reduction and/or waiver described in Appendix A, and to ensure that you receive any such reductions or waivers that may be available to you, please consult your financial intermediary.
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment(e) Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts (as described below))
Taxable Funds:
5.75% maximum,
declining to 0.00%
on investments of
$1 million or more
Tax-Exempt Funds:
3.00% maximum,
declining to 0.00%
on investments of
$500,000 or more
None for Columbia
Government
Money Market
Fund and certain
other Funds(f)

Taxable Funds(f):
CDSC on certain
investments of
between $1 million
and $50 million
redeemed within
18 months after
purchase charged
as follows:
• 1.00% CDSC if
redeemed within
12 months after
purchase, and
• 0.50% CDSC if
redeemed more
than 12, but less
than 18, months
after purchase
Tax-Exempt
Funds(f): Maximum
CDSC of 0.75% on
certain
investments of
$500,000 or more
redeemed within
12 months after
purchase

Reductions: Yes, see Choosing
a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Reductions
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Waivers, as well as Choosing a
Share Class — CDSC Waivers –
Class A and Class C
Financial intermediary-
specific waivers are also
available, see Appendix A
Distribution and Service Fees: up to 0.25%
Class C
Eligibility: Available to the general
public for investment
Minimum Initial Investment: $2,000
($1,000 for IRAs; $100 for monthly
Systematic Investment Plan
accounts)
Purchase Order Limit for Tax-Exempt
Funds: $499,999(g), none for omnibus
retirement plans
		None	1.00% on certain investments redeemed within one year of purchase
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class –
CDSC Waivers – Class A and
Class C
Financial intermediary-
specific CDSC waivers are
also available, see Appendix A
Distribution Fee: 0.75% Service Fee: 0.25%
Prospectus 2026
21

Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Purchase Order Limit for Taxable
Funds: $999,999(g); none for omnibus
retirement plans
Conversion Feature: Yes. Class C
shares generally automatically
convert to Class A shares of the
same Fund in the month of or the
month following the 8-year
anniversary of the Class C shares
purchase date.(b)

Class Inst
Eligibility: Available only to (i)
omnibus retirement plans, including
self-directed brokerage accounts
within omnibus retirement plans that
clear through institutional no
transaction fee (NTF) and
transaction fee (TF) platforms; (ii)
trust companies or similar
institutions; (iii) broker-dealers,
banks, trust companies and similar
institutions that clear Fund share
transactions for their client or
customer investment advisory or
similar accounts through designated
financial intermediaries and their
mutual fund trading platforms that
have been granted specific written
authorization from the Distributor
with respect to Class Inst eligibility
apart from selling, servicing or
similar agreements; (iv) 501(c)(3)
charitable organizations; (v) 529
plans; (vi) health savings accounts;
(vii) investors participating in a fee-
based advisory program sponsored
by a financial intermediary or other
entity that is not compensated by the
Fund for those services, other than
payments for shareholder servicing
or sub-accounting performed in
place of the Transfer Agent; (viii)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst shares
within such platform; (ix) any current
employee of Columbia Management
Investment Advisers, LLC, the
Distributor or Transfer Agent and
immediate family members of the
foregoing who share the same
address; and (x) financial
intermediaries that have entered into
a written agreement with the
		None	None	N/A	None
22
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Distributor to offer Class Inst shares
through a no-load or investment
program(e)(h)(i)
Minimum Initial Investment: None,
except in the case of (viii) and (ix)
above, which is $2,000 ($1,000 for
IRAs; $100 for monthly Systematic
Investment Plan accounts)

Class Inst2
Eligibility: Available only to (i) certain
registered investment advisers and
family offices that clear Fund share
transactions for their client or
customer accounts through
designated financial intermediaries
and their mutual fund trading
platforms that have been granted
specific written authorization from
the Transfer Agent with respect to
Class Inst2 eligibility apart from
selling, servicing or similar
agreements; (ii) omnibus retirement
plans(h); (iii) health savings accounts,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst2
shares within such platform and that
Fund shares are held in an omnibus
account; and (iv) institutional
investors that are clients of the
Columbia Threadneedle Global
Institutional Distribution Team that
invest in Class Inst2 shares for their
own account through platforms
approved by the Distributor or an
affiliate thereof to offer and/or
service Class Inst2 shares within
such platform.
Minimum Initial Investment: None
		None	None	N/A	None
Class Inst3
Eligibility: Available to (i) group
retirement plans that maintain plan-
level or omnibus accounts with the
Fund(h); (ii) institutional investors that
are clients of the Columbia
Threadneedle Global Institutional
Distribution Team that invest in
Class Inst3 shares for their own
account through platforms approved
by the Distributor or an affiliate
thereof to offer and/or service
Class Inst3 shares within such
platform; (iii) collective trust funds;
(iv) affiliated or unaffiliated mutual
funds (e.g., funds operating as funds-
of-funds); (v) fee-based platforms of
financial intermediaries (or the
clearing intermediary they trade
through) that have an agreement
with the Distributor or an affiliate
		None	None	N/A	None
Prospectus 2026
23

Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

thereof that specifically authorizes
the financial intermediary to offer
and/or service Class Inst3 shares
within such platform, provided also
that Fund shares are held in an
omnibus account; (vi)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; (vii) health savings
accounts, provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; and (viii) bank trust
departments, subject to an
agreement with the Distributor that
specifically authorizes offering
Class Inst3 shares and provided that
Fund shares are held in an omnibus
account. In each case above where
noted that Fund shares are required
to be held in an omnibus account,
the Distributor may, in its discretion,
determine to waive this
requirement.(e)
Minimum Initial Investment: No
minimum for the eligible investors
described in (i), (iii), (iv), (v), and (vii)
above; $2,000 ($1,000 for IRAs; $100
for monthly Systematic Investment
Plan accounts) for the eligible
investors described in (vi) above; and
$1 million for all other eligible
investors, unless waived in the
discretion of the Distributor

Class R
Eligibility: Available only to eligible
retirement plans, health savings
accounts and, in the sole discretion
of the Distributor, other types of
retirement accounts held through
platforms maintained by financial
intermediaries approved by the
Distributor
Minimum Initial Investment: None
		None	None	N/A	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class S	Class S shares are available (i) to be held, but not purchased, by accounts	None	None	N/A	None
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

of financial intermediaries that, with
specific written permission from the
Distributor, have instructed the Fund
to exchange Class Inst shares for
Class S shares; and (ii) to be held
and purchased by omnibus group
retirement plans that (A) opened and,
subject to exceptions, funded a
Class Inst share account as of the
close of business on March 28, 2013
and have continuously held
Class Inst shares in such account
through at least September 30, 2024
and (B) received specific written
permission from the Distributor to
exchange Class Inst shares for
Class S shares. Only omnibus
retirement plans referenced in (ii)
above may purchase Class S shares,
open new Class S accounts, or add
new plan participants to a Class S
shares omnibus retirement plan
account. Otherwise, Class S shares
are not available for purchase (other
than through the reinvestment of
distributions on Class S shares).(h)
Minimum Initial Investment: See
Eligibility above

(a)
Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(b)
For more information on the conversion of Class C shares to Class A shares, see Choosing a Share Class - Sales Charges and Commissions - Class C Shares - Conversion to Class A Shares.
(c)
Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)
These are the maximum applicable distribution and/or service fees. These fees are paid under the Fund’s Rule 12b-1 plan. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund each pay a distribution and service fee of up to 0.15% on Class A shares. Columbia Government Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares. Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund each pay a service fee of up to 0.20% on Class A and Class C shares. Columbia Intermediate Duration Municipal Bond Fund pays a distribution fee of up to 0.60% on Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)
Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds’ shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
(f)
For Columbia Short Duration Municipal Bond Fund, a CDSC of 0.50% is charged on certain investments of $500,000 or more redeemed within 12 months after purchase. Purchases into each of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund are subject to a CDSC of 1% on investments of $500,000 or more if redeemed within 12 months of purchase. The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund.
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
(g)
If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
(h)
These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
● Class Inst2 Shares. Shareholders with Class Inst2 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst2 shares may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts and add new shareholders in the program.
● Class Inst3 Shares. Shareholders with Class Inst3 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst3 shares may not establish new accounts for such share class but may continue to make additional purchases of Class Inst3 shares in existing accounts.
● Class S Shares. Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
(i)
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Sales Charges and Commissions
Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees. You may be required to pay brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.
As described in more detail below, Class A shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund, if available. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, Class C shares held in Direct-at-Fund Accounts automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and the conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Inst, Class Inst2, Class Inst3 and Class S shares of the Fund do not have distribution and/or service fees.
Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.
Class A Shares — Front-End Sales Charge
Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, and Columbia U.S. Treasury Index Fund), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class — Reductions/Waivers of Sales Charges and Appendix A.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge.
The front-end sales charge you will pay on Class A shares:
■
depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and
■
is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund).
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Equity Funds, Columbia Adaptive Risk Allocation Fund, Columbia Commodity Strategy Fund, Columbia Multi Strategy Alternatives Fund, and Funds-of-Funds (equity)*	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$0-$49,999	4.75%	4.99%	4.00%
	$50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Tax-Exempt Funds (other than Columbia Short Duration Municipal Bond Fund)	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

Columbia Floating Rate Fund, Columbia Mortgage Opportunities Fund, Columbia Quality Income Fund, and Columbia Total Return Bond Fund	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Columbia Select Short Corporate Income Fund, Columbia Short Duration Municipal Bond Fund, and Columbia Short Term Bond Fund	$0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$499,999	0.50%	0.50%	0.40%
	$500,000 or more	0.00%	0.00%	0.00%(c)

*
The following Funds are not subject to a front-end sales charge or CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund, Columbia Flexible Capital Income Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)
Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)
For information regarding cumulative commissions paid to your financial intermediary when you buy Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.
Tax-Exempt Funds
■
If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Duration Municipal Bond Fund) without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at
28
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem those shares within 12 months after purchase.
■
If you purchased Class A shares of Columbia Short Duration Municipal Bond Fund without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem those shares within 12 months after purchase.
Taxable Funds
■
If you purchased Class A shares of any Taxable Fund (other than Columbia Select Short Corporate Income Fund or Columbia Short Term Bond on or after August 1, 2024) without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.
■
If you purchased Class A shares of Columbia Select Short Corporate Income Fund or Columbia Short Term Bond Fund on or after August 1, 2024 without paying a front-end sales charge because your eligible accounts aggregated $500,000 or more at the time of such purchase, you will incur a CDSC of 1.00% if you redeem those shares within 12 months after such purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 1.00% if you redeem those shares within 12 months after purchase.
Class A Shares — Commissions
The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares — Front-End Sales Charge above.
The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):
Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%
*
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $3,999,999 and 0.50% on the balance.
**
The commission level on purchases of Class A shares of Columbia Short Duration Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

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29

Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Class A Shares of Taxable Funds (other than Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund) — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Class A Shares of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$500,000 – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.
Class C Shares — Front-End Sales Charge
You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
Class C Shares — Conversion to Class A Shares
Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted (pursuant to the financial intermediary’s Class C conversion policy, including those disclosed in Appendix A, which may differ from the Fund’s policy described here) provided that the intermediary is able to track individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder holding period is calculated properly. Not all financial intermediaries are able to track individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary's platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.
The following rules apply to the automatic conversion of Class C shares to Class A shares:
■
Class C share accounts that are Direct-at-Fund Accounts and Networked Accounts for which the Transfer Agent (and not your financial intermediary) sends you Fund account transaction confirmations and statements, convert
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
on or about the 15th day of the month (if the 15th is not a business day, then the next business day thereafter) that they become eligible for automatic conversion provided that the Fund has records that Class C shares have been held for the requisite time period.
■
For purposes of determining the month when your Class C shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made. Your financial intermediary may choose a different day of the month to convert Class C shares. Please contact your financial intermediary for more information on calculating the holding period.
■
Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.
■
You’ll receive the same dollar value of Class A shares as the Class C shares that were automatically converted. Class C shares that you received from an exchange of Class C shares of another Fund will convert based on the day you bought the original shares.
■
In addition to the above automatic conversion of Class C to Class A shares policy, the Transfer Agent seeks to convert Class C shares as soon as administratively feasible, regardless of how long such shares have been owned, to Class A shares of the same Fund for Direct-at-Fund Accounts (as defined below) that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
■
No sales charge or other charges apply in connection with these automatic conversions, and the conversions are free from U.S. federal income tax.
Class C Shares — CDSC
You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares. A portion of this payment may be passed along to your financial advisor. The Distributor seeks to recover this payment through fees it receives under the Fund's distribution and/or service plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Reductions/Waivers of Sales Charges
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A.
Class A Shares Front-End Sales Charge Reductions
The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members' ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow (which means you will not be able to redeem Fund shares equivalent to that amount until they are released from escrow). At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.
The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A.
 FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group retirement plan accounts are valued at the retirement plan level.
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C or Class E shares of a Fund, or non-retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund.
Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.
Class A Shares Front-End Sales Charge Waivers
There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class A shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.
In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
plans and certain qualified deferred compensation plans; and (viii) purchases of Class A shares in Direct-at-Fund Accounts (as defined below) that do not have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
CDSC Waivers – Class A and Class C
You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C shares); in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A or Class C shares, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
Repurchases (Reinstatements)
As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.
Repurchases (Reinstatements)
Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C
Any CDSC paid upon redemption of your Class A or Class C shares of a Fund will not be reimbursed.
To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix A to this prospectus and  Appendix S of the SAI for more information about sales charge waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:
	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%(c)	up to 0.35%(a)(c)(d)
Class C	0.75%(b)	0.25%(c)	1.00%(c)
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	—(e)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50%(e)
Class S	None	None	None
(a)
The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CAT	__	0.25%	0.25%
Series of CFST and CFST II (other than Columbia Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Government Money Market Fund	—	—	0.10%
Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Balanced Fund, Columbia Contrarian Core Fund,
Columbia Cornerstone Growth Fund, Columbia Dividend
Income Fund, Columbia Global Technology Growth Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Real Estate Equity Fund, Columbia Select Mid Cap Growth
Fund, Columbia Small Cap Growth Fund, Columbia Total Return
Bond Fund
	up to 0.10%	up to 0.25%
up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
Class A shares

Columbia Adaptive Risk Allocation Fund, Columbia Bond Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia International Dividend Income Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Multi Strategy Alternatives Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Select Corporate Income Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Discovery Fund, Columbia Strategic Income Fund, Columbia Strategic New York Municipal Income Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund, Columbia Strategic California Municipal Income Fund	—	0.20%	0.20%
Columbia U.S. Treasury Index Fund	---	0.15%	0.15%
(b)
The distribution fee for Class C shares of certain Funds varies. The annual distribution fee for Class C shares shall be 0.45% for Columbia Strategic California Municipal Income Fund and Columbia Strategic New York Municipal Income Fund, 0.55% for Columbia Short Term Bond Fund, and 0.60% for Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund, of the average daily net assets of the Fund’s Class C shares.
(c)
The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund and Class A shares of Columbia Strategic California Municipal Income Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A shares of Columbia U.S. Treasury Index Fund shall equal up to 0.15% annually of the average daily NAV of all shares of such Fund class.
(d)
Fee amounts noted apply to all Funds other than Columbia Government Money Market Fund and Columbia Ultra Short Duration Municipal Bond Fund, which, for Class A shares, pay distribution and service fees of 0.10% and 0.15%, respectively. The payment of the distribution and/or service fees payable by Columbia Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2026, or such earlier date as may be determined at the sole discretion of the Fund’s Board. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Columbia Government Money Market Fund’s Plan of Distribution.
(e)
Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan (the Funds under these trusts). The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
The distribution and/or service fees for Class A, Class C, and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Taxable Funds or $500,000 or more for Tax-Exempt Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the Summary of the Fund section of this prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this prospectus.
If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. However, the Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary; gross sales of the Funds attributable to that financial intermediary; reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, Marketing Support Payments to any one financial intermediary are generally between 0.01% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and their affiliates may at times make payments with respect to a Fund or the Columbia Funds generally on a basis other than those described above, or in larger amounts, when dealing with certain financial intermediaries. Not all financial intermediaries receive Marketing Support Payments. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Inst3 shares.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund pays the Transfer Agent a per account fee or a percentage of the average aggregate value of shares per annum maintained in
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Columbia Integrated Small Cap Growth Fund
Choosing a Share Class (continued)
omnibus or networked accounts up to the lesser of the amount charged by the financial intermediary or a distribution channel-specific or share class-specific cap as may be established by the Board from time to time. Fee amounts in excess of the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates. For Class Inst3 shares, the Transfer Agent does not pay financial intermediaries for Shareholder Services, except that for Class Inst3 shares of Columbia Ultra Short Term Bond Fund (formerly an unnamed share class of the Fund), the Transfer Agent makes Shareholder Services payments to a financial intermediary through which shares of this class were held (under its former unnamed share class name) as of November 30, 2018, and for which the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediaries.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by the Securities and Exchange Commission (the SEC) and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive for recommending the Fund or a particular share class over others.
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3)
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions, including if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days;
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
(iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (ACH) or wire, or to a bank account not on file; or (vi) you are changing legal ownership of your account.
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). For other transactions, the Transfer Agent may require a signature guarantee. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Class A, Class C and Class Inst Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:
Minimum Account Balance
Minimum Account Balance
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all classes except those listed below	None
Class Inst2, Class Inst3 and Class R	None
For shares held directly with the Funds’ Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
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Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class C and Class Inst Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or for other reasons.
For shares held directly with the Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your multiple accounts you may have with the Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Fund shares in your account if instructed by the Fund and the transaction can be operationally administered by the intermediary.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee
The automatic sale of Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Inst2, Class Inst3, Class R and Class S shares; shareholders holding their shares through financial intermediary networked accounts or trust networked accounts; wrap fee and omnibus accounts; accounts with active monthly Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.
Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts
The Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
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Excessive Trading Practices Policy of Funds Other than Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Exchanging Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■
increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Money market funds and short duration funds are designed to offer investors a liquid option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund. However, since frequent purchases and sales of shares of such Funds could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Government Money Market Fund) and disrupting portfolio management strategies, each such Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in a Fund's prospectus (such as minimum purchase amounts), each such Fund has no limits on purchase or exchange transactions. In addition, each such Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.
Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.
Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.
The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares, or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Written Transactions – Direct-at-Fund Accounts
If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online
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transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.
Wire Transactions – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.
Electronic Funds Transfer via ACH – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.
Buying Shares
Eligible Investors
Class A Shares
Class A shares are available to the general public for investment. However, Class A shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class C Shares
Class C shares are available to the general public for investment, except that Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
Class Inst Shares
Class Inst shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) and transaction fee (TF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
authorization from the Distributor with respect to Class Inst eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; (ix) any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address and (x) financial intermediaries that have entered into a written agreement with the Distributor to offer Class Inst shares through a no-load or investment program.
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Please note that Class Inst shares acquired as the former Advisor Class in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class Inst2 Shares
Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by
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the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Class Inst3 shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Please note that Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class S Shares
Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.
Prospectus 2026
49

Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account.
The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.
Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all classes and account types except those listed below	$2,000	$100(b)
Individual Retirement Accounts for all classes except those listed below	$1,000	$100(c)
Group retirement plans	None	N/A
Class Inst	$0, $1,000 or $2,000(d)	$100(d)
Class Inst2 and Class R	None	N/A
Class Inst3	$0, $1,000, $2,000 or $1 million(e)	$100(e)
(a)
If your Class A, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.
(b)
Columbia Government Money Market Fund requires minimum initial investment of $2,000 for accounts with Systematic Investment Plans.
(c)
Columbia Government Money Market Fund requires minimum initial investment of $1,000 for accounts with Systematic Investment Plans.
(d)
The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for monthly Systematic Investment Plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
(e)
There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Additional Information about Minimum Initial Investments
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a Systematic Investment Plan, your account must meet the then-current applicable minimum initial investment.
Class Inst Shares Minimum Initial Investments
There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:
■
Any health savings account sponsored by a third party platform.
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Buying, Selling and Exchanging Shares (continued)
■
Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■
Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:
■
Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■
Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:
■
Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■
Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
■
Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■
Bank trust departments that assess their clients an asset-based fee.
■
Certain other investors as set forth in more detail in the SAI.
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, Systematic Investment Plan purchases will be confirmed on your quarterly account statement. Columbia Government Money Market Fund Systematic Investment Plan purchases will be confirmed at the time of the purchase. If establishing a Systematic Investment Plan to reduce the initial fund minimum, the plan needs to be established monthly to avoid the small account fee.
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Dividend Diversification
Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.
Other Purchase Rules You Should Know
■
Once the Transfer Agent or your financial intermediary receives your purchase order in “good form,” your purchase will be made at the Fund’s next calculated public offering price per share, which is the NAV per share plus any sales charge that applies (i.e., the trade date).
■
Once the Fund receives your purchase request in “good form,” you cannot cancel it after the market closes.
■
You generally buy Class A shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■
Subject to Class eligibility, you buy Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares at NAV per share because no front-end sales charge applies to purchases of these share classes.
■
Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account.
■
Class Inst shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account except for any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address.
■
The Distributor and the Transfer Agent reserve the right to cancel your order request if the Fund does not receive payment within two business days of receiving your purchase order request. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■
Financial intermediaries are responsible for sending your purchase orders to the Transfer Agent and ensuring that the Fund receives your money on time.
■
Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.
■
You generally may make a purchase only into a Fund that is accepting investments.
Please also read Appendix A and contact your financial intermediary for more information regarding any reductions and/or waivers described therein.
Selling Shares
When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class C, Class Inst, Class Inst2, Class Inst3 and Class S share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
Check Redemption Service (for Columbia Government Money Market Fund)
Class A and Class Inst shares of Columbia Government Money Market Fund (which is not offered in this prospectus) offer check writing privileges. If you have $2,000 in Columbia Government Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Government Money Market Fund must be at least $100 and not more than $100,000 per day. You can elect this service when you initially establish your account or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Government Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Government Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
Satisfying Fund Redemption Requests
When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any
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53

Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.
While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date(s). Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed-upon redemption date(s) than on an earlier date(s) on which the investment could have been redeemed for cash.
Redemption of Newly Purchased Shares
You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.
Other Redemption Rules You Should Know
■
Once the Transfer Agent or your financial intermediary receives your redemption order in “good form,” your shares will be sold at the Fund’s next calculated NAV per share (i.e., the trade date). Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■
Once the Fund receives your redemption request in “good form,” you cannot cancel it after the market closes.
■
The Distributor, in its sole discretion, reserves the right to liquidate Fund shares (of any class of the Fund) held in an omnibus account of a financial intermediary that clears Fund share transactions through a clearing intermediary or platform that charges certain maintenance fees to the Fund if the value of the omnibus account, at the Fund share class (i.e., CUSIP) level, falls below $100,000 (a CUSIP Liquidation Event). The Distributor will provide at least 90 days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Fund through such omnibus accounts can request through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.
■
Effective July 1, 2024, the Distributor, in its sole discretion, reserves the right to liquidate shares of Class Inst of any Fund held by retirement plan recordkeepers or on TF or NTF brokerage platforms where the financial intermediary holds the shares in an omnibus account and in accounts with a value less than $5,000,000. The Distributor will provide at least 90 days’ notice of such a liquidation to financial intermediaries with impacted accounts. Shareholders invested in a Fund through such accounts can request a tax-free exchange to Class A or Class Inst2 shares, depending upon eligibility and provided requirements to transfer the account are fulfilled.
■
If you sell your shares that are held in a Direct-at-Fund Account, we will normally send the redemption proceeds by mail or electronically transfer them to your bank account the next business day after the trade date. Note that your bank may take up to three business days to post an electronic funds transfer from your account.
■
If you sell your shares through a financial intermediary, the Funds will normally send the redemption proceeds to your financial intermediary within two business days after the trade date.
■
No interest will be paid on uncashed redemption checks.
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
■
Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■
For broker-dealer and wrap fee accounts: The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement. The Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.
■
Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.
You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, including from Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not charge a front-end sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.
Systematic Exchanges
You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.
Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.
Other Exchange Rules You Should Know
■
Exchanges are made at the NAV next calculated (plus any applicable sales charge) after your exchange order is received in “good form” (i.e., the trade date).
■
Once the Fund receives your exchange request in “good form,” you cannot cancel it after the market closes.
■
The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■
Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■
A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account in Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of another Columbia Fund.
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
■
If you purchased Class A shares of a Columbia Fund that imposes a front-end sales charge (and you paid any applicable sales charge) and you then exchange those shares into Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge, you may exchange that amount to Class A of another Columbia Fund in the future, including dividends earned on that amount, without paying a sales charge.
■
If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. Any applicable CDSC charged will be the CDSC of the original Fund.
■
You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial intermediary for more information.
■
You generally may make an exchange only into a Fund that is accepting investments.
■
The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■
Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■
Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■
Class Inst shares of a Fund may be exchanged for Class A or Class Inst shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Inst shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Inst Shares for details.
■
Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account.
■
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account except for any current employee of the Investment Manager, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address.
Same-Fund Exchange Privilege
Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A. To exchange to another class of shares of the same Fund you must meet the new class’s eligibility criteria as described in this Prospectus.
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A shares of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) when the shareholder moves from a commissionable brokerage account
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Columbia Integrated Small Cap Growth Fund
Buying, Selling and Exchanging Shares (continued)
to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.
Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.
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Columbia Integrated Small Cap Growth Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as
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Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Distributions and Taxes (continued)
“buying a dividend.” To avoid “buying a dividend,” before you invest in a Fund, check the Fund's distribution schedule, which is available at the Columbia Funds' website, columbiathreadneedleus.com, and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to the Fund:
■
The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.
■
Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.
■
Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. Certain events may require the Fund to sell significant amounts of appreciated securities and make large dividends relative to the Fund’s NAV. Such events may include large net shareholder redemptions, portfolio rebalancing or fund mergers. The Fund generally provides estimates of expected capital gain dividends (if any) prior to the distribution on columbiathreadneedleus.com.
■
From time to time, a distribution from the Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■
If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.
■
Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.
■
Certain derivative instruments when held in the Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
■
Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on
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59

Columbia Integrated Small Cap Growth Fund
Distributions and Taxes (continued)
a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the SAI.
■
Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■
A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■
For sales, redemptions and exchanges of shares that were acquired in a non-qualified account after 2011, the Fund generally is required to report to shareholders and the Internal Revenue Service (IRS) cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. For more information regarding average cost basis reporting, other available cost basis methods, and selecting or changing to a different cost basis method, please see the SAI, columbiathreadneedleus.com, or contact the Fund at 800.345.6611. If you hold Fund shares through a financial intermediary (e.g., a brokerage firm), you should contact your financial intermediary to learn about its cost basis reporting default method and the reporting elections available to your account.
■
The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Fund that withholding does not apply, the IRS has notified us that the TIN listed on your account is incorrect according to its records, or the IRS informs the Fund that you are otherwise subject to backup withholding.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia Integrated Small Cap Growth Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information for the three most recent fiscal years has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request. The information for the fiscal year ended August 31, 2022 has been derived from the financial statements audited by the Fund's former independent registered public accounting firm and, for the fiscal year ended August 31, 2021, the Predecessor Fund’s independent registered public accounting firm.
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61

Columbia Integrated Small Cap Growth Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$14.14	(0.12)	2.69	2.57	(2.02)	(2.02)
Year Ended 8/31/2024	$12.09	(0.07)	2.12	2.05	—	—
Year Ended 8/31/2023	$11.71	(0.06)	1.04	0.98	(0.60)	(0.60)
Year Ended 8/31/2022(e)	$23.20	(0.12)	(4.08)	(4.20)	(7.29)	(7.29)
Year Ended 8/31/2021(g)	$16.64	(0.19)	7.48	7.29	(0.73)	(0.73)
Institutional Class
Year Ended 8/31/2025	$15.76	(0.10)	3.02	2.92	(2.02)	(2.02)
Year Ended 8/31/2024	$13.47	(0.04)	2.33	2.29	—	—
Year Ended 8/31/2023	$12.94	(0.04)	1.17	1.13	(0.60)	(0.60)
Year Ended 8/31/2022(h)	$14.46	(0.04)	(1.48)	(1.52)	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Redemption fees consisted of per share amounts less than $0.01.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
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Columbia Integrated Small Cap Growth Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class A
Year Ended 8/31/2025	$14.69	18.73%	1.86%	1.21%(d)	(0.86%)	78%	$21,042
Year Ended 8/31/2024	$14.14	16.96%	1.71%	1.21%(d)	(0.56%)	58%	$19,746
Year Ended 8/31/2023	$12.09	8.89%	1.65%	1.19%(d)	(0.52%)	58%	$21,070
Year Ended 8/31/2022(e)	$11.71	(24.43%)	1.60%(f)	1.22%(f)	(0.78%)	54%	$21,895
Year Ended 8/31/2021(g)	$23.20	44.85%	1.35%	1.24%	(0.86%)	62%	$33,873
Institutional Class
Year Ended 8/31/2025	$16.66	19.06%	1.61%	0.99%(d)	(0.66%)	78%	$3,388
Year Ended 8/31/2024	$15.76	17.00%	1.48%	0.99%(d)	(0.28%)	58%	$550
Year Ended 8/31/2023	$13.47	9.21%	1.46%	0.99%(d)	(0.32%)	58%	$30,639
Year Ended 8/31/2022(h)	$12.94	(10.51%)	1.45%	0.98%	(0.58%)	54%	$34,566

Prospectus 2026
63

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts and does not apply in any case to non-omnibus positions wherever held. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to answer questions about these financial intermediary-specific policies and can direct you to the financial intermediary if you need help understanding them.
 Ameriprise Financial Services, LLC (Ameriprise Financial)
The following information has been provided by Ameriprise Financial:
Front-End Sales Charge Reductions on Class A Shares Purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Purchased through Ameriprise Financial:
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
Shares purchased by employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother,
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Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and Class C shares Purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
 Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.
Front-End Sales Charge Waivers on Class A Shares Available at Baird:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund.
■
Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
■
Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and Class C Shares Available at Baird:
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
Prospectus 2026
A-2

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased due to returns of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:
■
Breakpoints as described in this prospectus.
■
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
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Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Letter of Intent (LOI)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement”):
■
The redemption and repurchase occur in the same account.
■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529 shares made for recontribution of refunded amounts.
Prospectus 2026
A-4

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■
Initial purchase minimum: $250
■
Subsequent purchase minimum: none
Minimum Balances
■
Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■
A fee-based account held on an Edward Jones platform.
■
A 529 account held on an Edward Jones platform.
■
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
■
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase Columbia Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.
Front-End Sales Charge* Waivers on Class A Shares Available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
A-5
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
* Also referred to as an “initial sales charge”.
 J.P. Morgan Securities LLC
The following information has been provided by J.P. Morgan Securities LLC:
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
Prospectus 2026
A-6

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of Columbia fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible Columbia fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
■
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Columbia fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
 Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill)
The following information has been provided by Merrill:
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
A-7
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the Fund as defined in this prospectus (e.g., the Fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (CDSC) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable requirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD supplement.
Prospectus 2026
A-8

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
 Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Effective July 1, 2018, shareholders purchasing Columbia Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management Effective July 1, 2018:
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
■
Shares purchased through a Morgan Stanley self-directed brokerage account.
■
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
 Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Columbia Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Columbia Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing Columbia Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
A-9
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Sales Load Waivers on Class A Shares Available at Raymond James:
■
Shares purchased in an investment advisory program.
■
Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
 Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates
The following information has been provided by Stifel:
Effective October 1, 2024, shareholders purchasing or holding Columbia Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Prospectus 2026
A-10

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Rights of accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Columbia Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Columbia Funds.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
A-11
Prospectus 2026

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
 Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
The following information has been provided by Wells Fargo:
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
■
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
■
Shares purchased through a rollover from another 529 plan.
■
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
■
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Prospectus 2026
A-12

Columbia Integrated Small Cap Growth Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
■
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
■
Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
■
Gift of shares will not be considered when determining breakpoint discounts.
 Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Columbia Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:
■
For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
A-13
Prospectus 2026

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Columbia Integrated Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Series Trust II, of which the Fund is a series, is 811-21852.
Columbia Threadneedle Investments® is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Management Investment Advisers, LLC. All rights reserved.
PRO318_08_T01_(01/26)

Columbia Pyrford International Stock Fund
Prospectus
January 1, 2026

Class	Ticker Symbol
A	PISDX
Institutional (Class Inst)	PISLX
Institutional 2 (Class Inst2)	PISOX
Institutional 3 (Class Inst3)	PISQX
R	PISJX

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Pyrford International Stock Fund

2
Prospectus 2026

Columbia Pyrford International Stock Fund
Summary of the Fund
Investment Objective
Columbia Pyrford International Stock Fund (the Fund) seeks to provide shareholders with capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 25 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
	Class A	Classes Inst, Inst2, Inst3 and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.00%	0.50%
Other expenses(b)	0.22%	0.22%	0.12%	0.07%	0.22%
Total annual Fund operating expenses(c)	1.34%	1.09%	0.99%	0.94%	1.59%
Less: Fee waivers and/or expense reimbursements(d)	(0.19%)	(0.19%)	(0.20%)	(0.20%)	(0.19%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.15%	0.90%	0.79%	0.74%	1.40%
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)
Other expenses have been restated to reflect current fees paid by the Fund.
(c)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(d)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.15% for Class A, 0.90% for Class Inst, 0.79% for Class Inst2, 0.74% for Class Inst3 and 1.40% for Class R. Any difference in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
Prospectus 2026
3

Columbia Pyrford International Stock Fund
Summary of the Fund (continued)
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$685	$957	$1,250	$2,079
Class Inst (whether or not shares are redeemed)	$92	$328	$582	$1,312
Class Inst2 (whether or not shares are redeemed)	$81	$295	$528	$1,195
Class Inst3 (whether or not shares are redeemed)	$76	$280	$501	$1,136
Class R (whether or not shares are redeemed)	$143	$483	$848	$1,873
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States. The Fund primarily invests in companies that are located in the countries included, at the time of purchase, in the MSCI EAFE Index (the Index), which includes developed countries outside of North America. In determining where a company is located, the Fund primarily relies on the country where the company is organized, but also may consider the country where the company’s revenues are primarily derived and the primary market listing for the class of company shares to be purchased. Although the Fund may invest in companies across all market capitalizations, the Fund focuses on companies that, at the time of purchase, have a minimum market capitalization of $2 billion. The Fund may at times focus its investments in one or more sectors, including the industrials sector, and certain countries or geographic areas, including the Asia Pacific region and Europe.
The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries.
The Fund may invest in derivatives, including forward foreign currency contracts primarily for hedging purposes.
Principal Risks
An investment in the Fund involves risks, including Foreign Securities Risk, Market Risk, and Geographic Focus Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s
4
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Columbia Pyrford International Stock Fund
Summary of the Fund (continued)
holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Prospectus 2026
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Columbia Pyrford International Stock Fund
Summary of the Fund (continued)
Equity Securities Risk. Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■
Asia Pacific Region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
■
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Columbia Pyrford International Stock Fund
Summary of the Fund (continued)
■
Mid-Cap Stock Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies.
■
Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the industrials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Industrials Sector. The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand
Prospectus 2026
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Columbia Pyrford International Stock Fund
Summary of the Fund (continued)
for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance as well as another measure of performance for markets in which the Fund may invest.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown include the returns of the Fund’s Advisor Class shares (adjusted to reflect the higher class-related operating expenses of each share class, where applicable) for periods prior to its inception date. Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
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Columbia Pyrford International Stock Fund
Summary of the Fund (continued)

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2022	15.40%
	Worst	1st Quarter 2020	-18.95%
*
Year to Date return as of September 30, 2025: 19.45%
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years*	10 Years*
Class A	05/27/2014
returns before taxes		-3.03%	2.33%	3.48%
returns after taxes on distributions		-4.64%	1.50%	2.85%
returns after taxes on distributions and sale of Fund shares		-0.25%	1.92%	2.77%
Class Inst returns before taxes	12/15/2021	2.86%	3.77%	4.34%
Class Inst2 returns before taxes	12/15/2021	3.07%	3.84%	4.37%
Class Inst3 returns before taxes	05/27/2014	3.16%	3.92%	4.49%
Class R returns before taxes	12/15/2021	2.47%	3.26%	3.82%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		3.82%	4.73%	5.20%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		5.53%	4.10%	4.80%

*
Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Advisor Class through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Pyrford International Ltd (Pyrford)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Tony Cousins, CFA	Investment Chairman of Pyrford	Co-Portfolio Manager	2021 (Managed Predecessor Fund December 2011 - December 2021)
Paul Simons, CFA	Chief Executive Officer of Pyrford	Co-Portfolio Manager	2021 (Managed Predecessor Fund December 2011 - December 2021)
Daniel McDonagh, CFA	Chief Investment Officer of Pyrford	Co-Portfolio Manager	2021 (Managed Predecessor Fund December 2011 - December 2021)
Prospectus 2026
9

Columbia Pyrford International Stock Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:
Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. 801 Pennsylvania Ave., STE. 219104 Kansas City, MO 64105-1307	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Minimum Initial Investment
Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class A	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class Inst	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Classes Inst2 & R	All eligible accounts	None	N/A
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Pyrford International Stock Fund
More Information About the Fund
Investment Objective
Columbia Pyrford International Stock Fund (the Fund) seeks to provide shareholders with capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States. The Fund primarily invests in companies that are located in the countries included, at the time of purchase, in the MSCI EAFE Index (the Index), which includes developed countries outside of North America. In determining where a company is located, the Fund primarily relies on the country where the company is organized, but also may consider the country where the company’s revenues are primarily derived and the primary market listing for the class of company shares to be purchased. Although the Fund may invest in companies across all market capitalizations, the Fund focuses on companies that, at the time of purchase, have a minimum market capitalization of $2 billion. The Fund may at times focus its investments in one or more sectors, including the industrials sector, and certain countries or geographic areas, including the Asia Pacific region and Europe.
The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries.
The Fund may invest in derivatives, including forward foreign currency contracts primarily for hedging purposes.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadviser, Pyrford International Ltd. (Pyrford or the Subadviser), which provides day-to-day portfolio management to the Fund. Pyrford is an affiliate of the Investment Manager.
Pyrford’s investment process seeks to minimize financial losses by adopting a relatively defensive investment stance at times of perceived high risk, characterized by high valuation levels or high levels of financial leverage. The Fund does not target a specific volatility level, but aims to deliver volatility significantly below that of the Index by having no weighting/investment in any country, sector, or stock that Pyrford believes has very poor value as measured by fundamental value metrics, such as dividend yields, return on equity, and P/E ratios. Pyrford also integrates its assessment of environmental, social, and governance (ESG) considerations into its investment process. The ESG factors considered as part of Pyrford’s overall assessment of the risks and opportunities presented by an investment vary by issuer, depending in part on the availability and reliability of relevant information, and may include risks to the issuer’s business arising out of its environmental and social impacts and its corporate governance practices.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Foreign Securities Risk, Market Risk, and Geographic Focus Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Prospectus 2026
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Columbia Pyrford International Stock Fund
More Information About the Fund (continued)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Columbia Pyrford International Stock Fund
More Information About the Fund (continued)
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A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country's or region’s currency. The Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on
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the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Asia Pacific Region. A number of countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact that country, other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified in a region with more developed countries and economies. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Continued growth of economies and securities markets in the region will require sustained economic and fiscal discipline, as well as continued commitment to governmental and regulatory reforms. Development also may be influenced by international economic conditions, including those in the United States and Japan, and by world demand for goods or natural resources produced in countries in the Asia Pacific region. Securities markets in the region are generally smaller and have a lower trading volume than those in the United States, which may result in the securities of some
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companies in the region being less liquid than U.S. or other foreign securities. Some currencies, inflation rates or interest rates in the Asia Pacific region are or can be volatile, and some countries in the region may restrict the flow of money in and out of the country. The risks described under “Emerging Market Securities Risk” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the EU, and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the UK from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Mid-Cap Stock Risk. Securities of mid-cap companies can, in certain circumstances, have more risk than securities of larger companies. For example, mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of mid-cap companies may trade less frequently and in smaller volumes and may fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be difficult and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than
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anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the industrials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Industrials Sector. The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for
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such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management
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program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
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The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
eDelivery and Mailings to Households
In order to reduce shareholder expenses, the Fund may mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
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Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. Transfer agency fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agency and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Pyrford International Stock Fund
Class A	1.15%
Class Inst	0.90%
Class Inst2	0.79%
Class Inst3	0.74%
Class R	1.40%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money,
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interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
In addition to the contractual Agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (other than the exclusions listed above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, the Transfer Agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint affiliated and unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other
Prospectus 2026
21

Columbia Pyrford International Stock Fund
More Information About the Fund (continued)
relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.87% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal year ended August 31, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreement with Pyrford is available in the Fund’s Form N-CSR for the fiscal year ended August 31, 2025.
Subadviser
Pyrford, which has served as Subadviser to the Fund since December 10, 2021, is located at 78 Cannon Street, London EC4N 6AG, United Kingdom. Pyrford is an affiliate of the Investment Manager, and an indirect wholly-owned subsidiary of Ameriprise Financial. Pyrford, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Pyrford International Ltd (Pyrford)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Tony Cousins, CFA	Investment Chairman of Pyrford	Co-Portfolio Manager	2021 (Managed Predecessor Fund December 2011 - December 2021)
Paul Simons, CFA	Chief Executive Officer of Pyrford	Co-Portfolio Manager	2021 (Managed Predecessor Fund December 2011 - December 2021)
Daniel McDonagh, CFA	Chief Investment Officer of Pyrford	Co-Portfolio Manager	2021 (Managed Predecessor Fund December 2011 - December 2021)
22
Prospectus 2026

Columbia Pyrford International Stock Fund
More Information About the Fund (continued)
Mr. Cousins joined Pyrford in 1989 and is a member of the firm’s Investment Strategy Committee. Mr. Cousins began his investment career in 1985 and earned a B.A. and M.A. from Cambridge University (U.K.).
Mr. Simons joined Pyrford in 1996 and is a member of the firm’s Investment Strategy Committee. Mr. Simons began his investment career in 1996 and earned a B.A. and M.A. from Oxford University (U.K.).
Mr. McDonagh joined Pyrford in 1997 and is a member of the firm’s Investment Strategy Committee. Mr. McDonagh began his investment career in 1997 and earned a degree in Politics, Philosophy and Economics from Oxford University (U.K.).
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing general customer services. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
Prospectus 2026
23

Columbia Pyrford International Stock Fund
More Information About the Fund (continued)
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
24
Prospectus 2026

Columbia Pyrford International Stock Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Acorn Trust (CAT), Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST II. Columbia Funds with names that include the words “Tax-Exempt” or “Municipal” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is treated as a Taxable Fund for these purposes.
Funds Contact Information
Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., 801 Pennsylvania Ave., STE. 219104, Kansas City, MO 64105-1307.
*
The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the selling and servicing agents that are authorized to sell and/or service shares of the Funds. Financial intermediaries include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry.
Omnibus Accounts
The term “omnibus account” refers to a financial intermediary’s account with the Fund (held directly through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the financial intermediary (beneficial Fund shareholders). Omnibus accounts are held in the name of the financial intermediaries and not in the name of the beneficial Fund shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under Sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), and non-qualified deferred compensation plans governed by Section 409A of the Code and similar plans, but does not refer to individual retirement plans, such as traditional IRAs and Roth IRAs. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Networked Accounts
Networking, offered by the Depository Trust & Clearing Corporation’s Wealth Management Services (WMS), is the industry standard IT system for mutual fund account reconciliation and dividend processing.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of the Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee,
Prospectus 2026
25

Columbia Pyrford International Stock Fund
Choosing a Share Class (continued)
may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Fund, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.
When deciding which class of shares to buy, you should consider, among other things:
■
The amount you plan to invest.
■
How long you intend to remain invested in the Fund.
■
The fees (e.g., sales charge or “load”) and expenses for each share class.
■
Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
 FUNDamentals
Front-End Sales Charge Calculation
The front-end sales charge is calculated as a percentage of the offering price.
■
The net asset value (NAV) per share is the price of a share calculated by the Fund every business day.
■
The offering price per share is the NAV per share plus any front-end sales charge (or load) that applies.
The dollar amount of any applicable front-end sales charge is the difference between the offering price of the shares you buy and the NAV of those shares. To determine the front-end sales charge you will pay when you buy Class A shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund) and base the sales charge on the aggregate amount. For information on account value aggregation, sales charge waivers and other important information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
 FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge (CDSC) is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC can vary based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through Fund distribution reinvestments or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Share Class Features
The following summarizes the primary features of Class A, Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares.
26
Prospectus 2026

Columbia Pyrford International Stock Fund
Choosing a Share Class (continued)
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus, as it may be supplemented from time to time, and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new and/or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
The sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Appendix A describes financial intermediary-specific reductions and/or waiver policies. A shareholder transacting in Fund shares through a financial intermediary identified in Appendix A should carefully read the terms and conditions of Appendix A. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts, as defined below, or through another financial intermediary. The information in Appendix A may be provided by, or compiled from or based on information provided by the financial intermediaries identified in Appendix A. To obtain additional information regarding any sales charge reduction and/or waiver described in Appendix A, and to ensure that you receive any such reductions or waivers that may be available to you, please consult your financial intermediary.
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment(e) Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts (as described below))
Taxable Funds:
5.75% maximum,
declining to 0.00%
on investments of
$1 million or more
Tax-Exempt Funds:
3.00% maximum,
declining to 0.00%
on investments of
$500,000 or more
None for Columbia
Government
Money Market
Fund and certain
other Funds(f)

Taxable Funds(f):
CDSC on certain
investments of
between $1 million
and $50 million
redeemed within
18 months after
purchase charged
as follows:
• 1.00% CDSC if
redeemed within
12 months after
purchase, and
• 0.50% CDSC if
redeemed more
than 12, but less
than 18, months
after purchase
Tax-Exempt
Funds(f): Maximum
CDSC of 0.75% on
certain
investments of
$500,000 or more
redeemed within
12 months after
purchase

Reductions: Yes, see Choosing
a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Reductions
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Waivers, as well as Choosing a
Share Class — CDSC Waivers –
Class A and Class C
Financial intermediary-
specific waivers are also
available, see Appendix A
Distribution and Service Fees: up to 0.25%
Class C
Eligibility: Available to the general
public for investment
Minimum Initial Investment: $2,000
($1,000 for IRAs; $100 for monthly
Systematic Investment Plan
accounts)
Purchase Order Limit for Tax-Exempt
Funds: $499,999(g), none for omnibus
retirement plans
		None	1.00% on certain investments redeemed within one year of purchase
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class –
CDSC Waivers – Class A and
Class C
Financial intermediary-
specific CDSC waivers are
also available, see Appendix A
Distribution Fee: 0.75% Service Fee: 0.25%
Prospectus 2026
27

Columbia Pyrford International Stock Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Purchase Order Limit for Taxable
Funds: $999,999(g); none for omnibus
retirement plans
Conversion Feature: Yes. Class C
shares generally automatically
convert to Class A shares of the
same Fund in the month of or the
month following the 8-year
anniversary of the Class C shares
purchase date.(b)

Class Inst
Eligibility: Available only to (i)
omnibus retirement plans, including
self-directed brokerage accounts
within omnibus retirement plans that
clear through institutional no
transaction fee (NTF) and
transaction fee (TF) platforms; (ii)
trust companies or similar
institutions; (iii) broker-dealers,
banks, trust companies and similar
institutions that clear Fund share
transactions for their client or
customer investment advisory or
similar accounts through designated
financial intermediaries and their
mutual fund trading platforms that
have been granted specific written
authorization from the Distributor
with respect to Class Inst eligibility
apart from selling, servicing or
similar agreements; (iv) 501(c)(3)
charitable organizations; (v) 529
plans; (vi) health savings accounts;
(vii) investors participating in a fee-
based advisory program sponsored
by a financial intermediary or other
entity that is not compensated by the
Fund for those services, other than
payments for shareholder servicing
or sub-accounting performed in
place of the Transfer Agent; (viii)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst shares
within such platform; (ix) any current
employee of Columbia Management
Investment Advisers, LLC, the
Distributor or Transfer Agent and
immediate family members of the
foregoing who share the same
address; and (x) financial
intermediaries that have entered into
a written agreement with the
		None	None	N/A	None
28
Prospectus 2026

Columbia Pyrford International Stock Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Distributor to offer Class Inst shares
through a no-load or investment
program(e)(h)(i)
Minimum Initial Investment: None,
except in the case of (viii) and (ix)
above, which is $2,000 ($1,000 for
IRAs; $100 for monthly Systematic
Investment Plan accounts)

Class Inst2
Eligibility: Available only to (i) certain
registered investment advisers and
family offices that clear Fund share
transactions for their client or
customer accounts through
designated financial intermediaries
and their mutual fund trading
platforms that have been granted
specific written authorization from
the Transfer Agent with respect to
Class Inst2 eligibility apart from
selling, servicing or similar
agreements; (ii) omnibus retirement
plans(h); (iii) health savings accounts,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst2
shares within such platform and that
Fund shares are held in an omnibus
account; and (iv) institutional
investors that are clients of the
Columbia Threadneedle Global
Institutional Distribution Team that
invest in Class Inst2 shares for their
own account through platforms
approved by the Distributor or an
affiliate thereof to offer and/or
service Class Inst2 shares within
such platform.
Minimum Initial Investment: None
		None	None	N/A	None
Class Inst3
Eligibility: Available to (i) group
retirement plans that maintain plan-
level or omnibus accounts with the
Fund(h); (ii) institutional investors that
are clients of the Columbia
Threadneedle Global Institutional
Distribution Team that invest in
Class Inst3 shares for their own
account through platforms approved
by the Distributor or an affiliate
thereof to offer and/or service
Class Inst3 shares within such
platform; (iii) collective trust funds;
(iv) affiliated or unaffiliated mutual
funds (e.g., funds operating as funds-
of-funds); (v) fee-based platforms of
financial intermediaries (or the
clearing intermediary they trade
through) that have an agreement
with the Distributor or an affiliate
		None	None	N/A	None
Prospectus 2026
29

Columbia Pyrford International Stock Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

thereof that specifically authorizes
the financial intermediary to offer
and/or service Class Inst3 shares
within such platform, provided also
that Fund shares are held in an
omnibus account; (vi)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; (vii) health savings
accounts, provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; and (viii) bank trust
departments, subject to an
agreement with the Distributor that
specifically authorizes offering
Class Inst3 shares and provided that
Fund shares are held in an omnibus
account. In each case above where
noted that Fund shares are required
to be held in an omnibus account,
the Distributor may, in its discretion,
determine to waive this
requirement.(e)
Minimum Initial Investment: No
minimum for the eligible investors
described in (i), (iii), (iv), (v), and (vii)
above; $2,000 ($1,000 for IRAs; $100
for monthly Systematic Investment
Plan accounts) for the eligible
investors described in (vi) above; and
$1 million for all other eligible
investors, unless waived in the
discretion of the Distributor

Class R
Eligibility: Available only to eligible
retirement plans, health savings
accounts and, in the sole discretion
of the Distributor, other types of
retirement accounts held through
platforms maintained by financial
intermediaries approved by the
Distributor
Minimum Initial Investment: None
		None	None	N/A	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class S	Class S shares are available (i) to be held, but not purchased, by accounts	None	None	N/A	None
30
Prospectus 2026

Columbia Pyrford International Stock Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

of financial intermediaries that, with
specific written permission from the
Distributor, have instructed the Fund
to exchange Class Inst shares for
Class S shares; and (ii) to be held
and purchased by omnibus group
retirement plans that (A) opened and,
subject to exceptions, funded a
Class Inst share account as of the
close of business on March 28, 2013
and have continuously held
Class Inst shares in such account
through at least September 30, 2024
and (B) received specific written
permission from the Distributor to
exchange Class Inst shares for
Class S shares. Only omnibus
retirement plans referenced in (ii)
above may purchase Class S shares,
open new Class S accounts, or add
new plan participants to a Class S
shares omnibus retirement plan
account. Otherwise, Class S shares
are not available for purchase (other
than through the reinvestment of
distributions on Class S shares).(h)
Minimum Initial Investment: See
Eligibility above

(a)
Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(b)
For more information on the conversion of Class C shares to Class A shares, see Choosing a Share Class - Sales Charges and Commissions - Class C Shares - Conversion to Class A Shares.
(c)
Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)
These are the maximum applicable distribution and/or service fees. These fees are paid under the Fund’s Rule 12b-1 plan. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund each pay a distribution and service fee of up to 0.15% on Class A shares. Columbia Government Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares. Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund each pay a service fee of up to 0.20% on Class A and Class C shares. Columbia Intermediate Duration Municipal Bond Fund pays a distribution fee of up to 0.60% on Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)
Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds’ shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
(f)
For Columbia Short Duration Municipal Bond Fund, a CDSC of 0.50% is charged on certain investments of $500,000 or more redeemed within 12 months after purchase. Purchases into each of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund are subject to a CDSC of 1% on investments of $500,000 or more if redeemed within 12 months of purchase. The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund.
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(g)
If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
(h)
These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
● Class Inst2 Shares. Shareholders with Class Inst2 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst2 shares may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts and add new shareholders in the program.
● Class Inst3 Shares. Shareholders with Class Inst3 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst3 shares may not establish new accounts for such share class but may continue to make additional purchases of Class Inst3 shares in existing accounts.
● Class S Shares. Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
(i)
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Sales Charges and Commissions
Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees. You may be required to pay brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.
As described in more detail below, Class A shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund, if available. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, Class C shares held in Direct-at-Fund Accounts automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and the conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Inst, Class Inst2, Class Inst3 and Class S shares of the Fund do not have distribution and/or service fees.
Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for
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you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.
Class A Shares — Front-End Sales Charge
Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, and Columbia U.S. Treasury Index Fund), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class — Reductions/Waivers of Sales Charges and Appendix A.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge.
The front-end sales charge you will pay on Class A shares:
■
depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and
■
is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund).
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Equity Funds, Columbia Adaptive Risk Allocation Fund, Columbia Commodity Strategy Fund, Columbia Multi Strategy Alternatives Fund, and Funds-of-Funds (equity)*	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

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Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$0-$49,999	4.75%	4.99%	4.00%
	$50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Tax-Exempt Funds (other than Columbia Short Duration Municipal Bond Fund)	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

Columbia Floating Rate Fund, Columbia Mortgage Opportunities Fund, Columbia Quality Income Fund, and Columbia Total Return Bond Fund	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Columbia Select Short Corporate Income Fund, Columbia Short Duration Municipal Bond Fund, and Columbia Short Term Bond Fund	$0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$499,999	0.50%	0.50%	0.40%
	$500,000 or more	0.00%	0.00%	0.00%(c)

*
The following Funds are not subject to a front-end sales charge or CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund, Columbia Flexible Capital Income Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)
Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)
For information regarding cumulative commissions paid to your financial intermediary when you buy Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.
Tax-Exempt Funds
■
If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Duration Municipal Bond Fund) without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at
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the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem those shares within 12 months after purchase.
■
If you purchased Class A shares of Columbia Short Duration Municipal Bond Fund without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem those shares within 12 months after purchase.
Taxable Funds
■
If you purchased Class A shares of any Taxable Fund (other than Columbia Select Short Corporate Income Fund or Columbia Short Term Bond on or after August 1, 2024) without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.
■
If you purchased Class A shares of Columbia Select Short Corporate Income Fund or Columbia Short Term Bond Fund on or after August 1, 2024 without paying a front-end sales charge because your eligible accounts aggregated $500,000 or more at the time of such purchase, you will incur a CDSC of 1.00% if you redeem those shares within 12 months after such purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 1.00% if you redeem those shares within 12 months after purchase.
Class A Shares — Commissions
The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares — Front-End Sales Charge above.
The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):
Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%
*
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $3,999,999 and 0.50% on the balance.
**
The commission level on purchases of Class A shares of Columbia Short Duration Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

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Class A Shares of Taxable Funds (other than Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund) — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Class A Shares of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$500,000 – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.
Class C Shares — Front-End Sales Charge
You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
Class C Shares — Conversion to Class A Shares
Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted (pursuant to the financial intermediary’s Class C conversion policy, including those disclosed in Appendix A, which may differ from the Fund’s policy described here) provided that the intermediary is able to track individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder holding period is calculated properly. Not all financial intermediaries are able to track individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary's platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.
The following rules apply to the automatic conversion of Class C shares to Class A shares:
■
Class C share accounts that are Direct-at-Fund Accounts and Networked Accounts for which the Transfer Agent (and not your financial intermediary) sends you Fund account transaction confirmations and statements, convert
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on or about the 15th day of the month (if the 15th is not a business day, then the next business day thereafter) that they become eligible for automatic conversion provided that the Fund has records that Class C shares have been held for the requisite time period.
■
For purposes of determining the month when your Class C shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made. Your financial intermediary may choose a different day of the month to convert Class C shares. Please contact your financial intermediary for more information on calculating the holding period.
■
Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.
■
You’ll receive the same dollar value of Class A shares as the Class C shares that were automatically converted. Class C shares that you received from an exchange of Class C shares of another Fund will convert based on the day you bought the original shares.
■
In addition to the above automatic conversion of Class C to Class A shares policy, the Transfer Agent seeks to convert Class C shares as soon as administratively feasible, regardless of how long such shares have been owned, to Class A shares of the same Fund for Direct-at-Fund Accounts (as defined below) that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
■
No sales charge or other charges apply in connection with these automatic conversions, and the conversions are free from U.S. federal income tax.
Class C Shares — CDSC
You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares. A portion of this payment may be passed along to your financial advisor. The Distributor seeks to recover this payment through fees it receives under the Fund's distribution and/or service plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Reductions/Waivers of Sales Charges
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A.
Class A Shares Front-End Sales Charge Reductions
The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
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First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members' ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow (which means you will not be able to redeem Fund shares equivalent to that amount until they are released from escrow). At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.
The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A.
 FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group retirement plan accounts are valued at the retirement plan level.
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Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C or Class E shares of a Fund, or non-retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund.
Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.
Class A Shares Front-End Sales Charge Waivers
There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class A shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.
In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit
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Columbia Pyrford International Stock Fund
Choosing a Share Class (continued)
plans and certain qualified deferred compensation plans; and (viii) purchases of Class A shares in Direct-at-Fund Accounts (as defined below) that do not have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
CDSC Waivers – Class A and Class C
You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C shares); in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A or Class C shares, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
Repurchases (Reinstatements)
As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.
Repurchases (Reinstatements)
Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C
Any CDSC paid upon redemption of your Class A or Class C shares of a Fund will not be reimbursed.
To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary
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within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix A to this prospectus and  Appendix S of the SAI for more information about sales charge waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:
	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%(c)	up to 0.35%(a)(c)(d)
Class C	0.75%(b)	0.25%(c)	1.00%(c)
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	—(e)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50%(e)
Class S	None	None	None
(a)
The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CAT	__	0.25%	0.25%
Series of CFST and CFST II (other than Columbia Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Government Money Market Fund	—	—	0.10%
Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
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Choosing a Share Class (continued)
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Balanced Fund, Columbia Contrarian Core Fund,
Columbia Cornerstone Growth Fund, Columbia Dividend
Income Fund, Columbia Global Technology Growth Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Real Estate Equity Fund, Columbia Select Mid Cap Growth
Fund, Columbia Small Cap Growth Fund, Columbia Total Return
Bond Fund
	up to 0.10%	up to 0.25%
up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
Class A shares

Columbia Adaptive Risk Allocation Fund, Columbia Bond Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia International Dividend Income Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Multi Strategy Alternatives Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Select Corporate Income Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Discovery Fund, Columbia Strategic Income Fund, Columbia Strategic New York Municipal Income Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund, Columbia Strategic California Municipal Income Fund	—	0.20%	0.20%
Columbia U.S. Treasury Index Fund	---	0.15%	0.15%
(b)
The distribution fee for Class C shares of certain Funds varies. The annual distribution fee for Class C shares shall be 0.45% for Columbia Strategic California Municipal Income Fund and Columbia Strategic New York Municipal Income Fund, 0.55% for Columbia Short Term Bond Fund, and 0.60% for Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund, of the average daily net assets of the Fund’s Class C shares.
(c)
The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund and Class A shares of Columbia Strategic California Municipal Income Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A shares of Columbia U.S. Treasury Index Fund shall equal up to 0.15% annually of the average daily NAV of all shares of such Fund class.
(d)
Fee amounts noted apply to all Funds other than Columbia Government Money Market Fund and Columbia Ultra Short Duration Municipal Bond Fund, which, for Class A shares, pay distribution and service fees of 0.10% and 0.15%, respectively. The payment of the distribution and/or service fees payable by Columbia Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2026, or such earlier date as may be determined at the sole discretion of the Fund’s Board. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Columbia Government Money Market Fund’s Plan of Distribution.
(e)
Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan (the Funds under these trusts). The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
The distribution and/or service fees for Class A, Class C, and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Taxable Funds or $500,000 or more for Tax-Exempt Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index
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Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the Summary of the Fund section of this prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this prospectus.
If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. However, the Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary; gross sales of the Funds attributable to that financial intermediary; reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, Marketing Support Payments to any one financial intermediary are generally between 0.01% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and their affiliates may at times make payments with respect to a Fund or the Columbia Funds generally on a basis other than those described above, or in larger amounts, when dealing with certain financial intermediaries. Not all financial intermediaries receive Marketing Support Payments. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Inst3 shares.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund pays the Transfer Agent a per account fee or a percentage of the average aggregate value of shares per annum maintained in
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omnibus or networked accounts up to the lesser of the amount charged by the financial intermediary or a distribution channel-specific or share class-specific cap as may be established by the Board from time to time. Fee amounts in excess of the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates. For Class Inst3 shares, the Transfer Agent does not pay financial intermediaries for Shareholder Services, except that for Class Inst3 shares of Columbia Ultra Short Term Bond Fund (formerly an unnamed share class of the Fund), the Transfer Agent makes Shareholder Services payments to a financial intermediary through which shares of this class were held (under its former unnamed share class name) as of November 30, 2018, and for which the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediaries.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by the Securities and Exchange Commission (the SEC) and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive for recommending the Fund or a particular share class over others.
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Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3)
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Columbia Pyrford International Stock Fund
Buying, Selling and Exchanging Shares (continued)
natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions, including if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days;
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Buying, Selling and Exchanging Shares (continued)
(iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (ACH) or wire, or to a bank account not on file; or (vi) you are changing legal ownership of your account.
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). For other transactions, the Transfer Agent may require a signature guarantee. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Class A, Class C and Class Inst Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:
Minimum Account Balance
Minimum Account Balance
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all classes except those listed below	None
Class Inst2, Class Inst3 and Class R	None
For shares held directly with the Funds’ Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
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Buying, Selling and Exchanging Shares (continued)
Small Account Policy — Class A, Class C and Class Inst Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or for other reasons.
For shares held directly with the Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your multiple accounts you may have with the Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Fund shares in your account if instructed by the Fund and the transaction can be operationally administered by the intermediary.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee
The automatic sale of Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Inst2, Class Inst3, Class R and Class S shares; shareholders holding their shares through financial intermediary networked accounts or trust networked accounts; wrap fee and omnibus accounts; accounts with active monthly Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.
Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts
The Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
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Excessive Trading Practices Policy of Funds Other than Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Exchanging Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
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Buying, Selling and Exchanging Shares (continued)
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■
increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Money market funds and short duration funds are designed to offer investors a liquid option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund. However, since frequent purchases and sales of shares of such Funds could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Government Money Market Fund) and disrupting portfolio management strategies, each such Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in a Fund's prospectus (such as minimum purchase amounts), each such Fund has no limits on purchase or exchange transactions. In addition, each such Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Buying, Selling and Exchanging Shares (continued)
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.
Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.
Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.
The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares, or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
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Columbia Pyrford International Stock Fund
Buying, Selling and Exchanging Shares (continued)
Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Written Transactions – Direct-at-Fund Accounts
If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online
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Buying, Selling and Exchanging Shares (continued)
transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.
Wire Transactions – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.
Electronic Funds Transfer via ACH – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.
Buying Shares
Eligible Investors
Class A Shares
Class A shares are available to the general public for investment. However, Class A shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class C Shares
Class C shares are available to the general public for investment, except that Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
Class Inst Shares
Class Inst shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) and transaction fee (TF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written
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Columbia Pyrford International Stock Fund
Buying, Selling and Exchanging Shares (continued)
authorization from the Distributor with respect to Class Inst eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; (ix) any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address and (x) financial intermediaries that have entered into a written agreement with the Distributor to offer Class Inst shares through a no-load or investment program.
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Please note that Class Inst shares acquired as the former Advisor Class in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class Inst2 Shares
Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by
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the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Class Inst3 shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Please note that Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class S Shares
Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.
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Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account.
The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.
Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all classes and account types except those listed below	$2,000	$100(b)
Individual Retirement Accounts for all classes except those listed below	$1,000	$100(c)
Group retirement plans	None	N/A
Class Inst	$0, $1,000 or $2,000(d)	$100(d)
Class Inst2 and Class R	None	N/A
Class Inst3	$0, $1,000, $2,000 or $1 million(e)	$100(e)
(a)
If your Class A, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.
(b)
Columbia Government Money Market Fund requires minimum initial investment of $2,000 for accounts with Systematic Investment Plans.
(c)
Columbia Government Money Market Fund requires minimum initial investment of $1,000 for accounts with Systematic Investment Plans.
(d)
The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for monthly Systematic Investment Plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
(e)
There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Additional Information about Minimum Initial Investments
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a Systematic Investment Plan, your account must meet the then-current applicable minimum initial investment.
Class Inst Shares Minimum Initial Investments
There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:
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Any health savings account sponsored by a third party platform.
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Buying, Selling and Exchanging Shares (continued)
■
Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
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Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:
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Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
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Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:
■
Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■
Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
■
Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■
Bank trust departments that assess their clients an asset-based fee.
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Certain other investors as set forth in more detail in the SAI.
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, Systematic Investment Plan purchases will be confirmed on your quarterly account statement. Columbia Government Money Market Fund Systematic Investment Plan purchases will be confirmed at the time of the purchase. If establishing a Systematic Investment Plan to reduce the initial fund minimum, the plan needs to be established monthly to avoid the small account fee.
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Columbia Pyrford International Stock Fund
Buying, Selling and Exchanging Shares (continued)
Dividend Diversification
Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.
Other Purchase Rules You Should Know
■
Once the Transfer Agent or your financial intermediary receives your purchase order in “good form,” your purchase will be made at the Fund’s next calculated public offering price per share, which is the NAV per share plus any sales charge that applies (i.e., the trade date).
■
Once the Fund receives your purchase request in “good form,” you cannot cancel it after the market closes.
■
You generally buy Class A shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■
Subject to Class eligibility, you buy Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares at NAV per share because no front-end sales charge applies to purchases of these share classes.
■
Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account.
■
Class Inst shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account except for any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address.
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The Distributor and the Transfer Agent reserve the right to cancel your order request if the Fund does not receive payment within two business days of receiving your purchase order request. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
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Financial intermediaries are responsible for sending your purchase orders to the Transfer Agent and ensuring that the Fund receives your money on time.
■
Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.
■
You generally may make a purchase only into a Fund that is accepting investments.
Please also read Appendix A and contact your financial intermediary for more information regarding any reductions and/or waivers described therein.
Selling Shares
When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class C, Class Inst, Class Inst2, Class Inst3 and Class S share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
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Buying, Selling and Exchanging Shares (continued)
Check Redemption Service (for Columbia Government Money Market Fund)
Class A and Class Inst shares of Columbia Government Money Market Fund (which is not offered in this prospectus) offer check writing privileges. If you have $2,000 in Columbia Government Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Government Money Market Fund must be at least $100 and not more than $100,000 per day. You can elect this service when you initially establish your account or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Government Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Government Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
Satisfying Fund Redemption Requests
When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any
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Columbia Pyrford International Stock Fund
Buying, Selling and Exchanging Shares (continued)
90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.
While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date(s). Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed-upon redemption date(s) than on an earlier date(s) on which the investment could have been redeemed for cash.
Redemption of Newly Purchased Shares
You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.
Other Redemption Rules You Should Know
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Once the Transfer Agent or your financial intermediary receives your redemption order in “good form,” your shares will be sold at the Fund’s next calculated NAV per share (i.e., the trade date). Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
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Once the Fund receives your redemption request in “good form,” you cannot cancel it after the market closes.
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The Distributor, in its sole discretion, reserves the right to liquidate Fund shares (of any class of the Fund) held in an omnibus account of a financial intermediary that clears Fund share transactions through a clearing intermediary or platform that charges certain maintenance fees to the Fund if the value of the omnibus account, at the Fund share class (i.e., CUSIP) level, falls below $100,000 (a CUSIP Liquidation Event). The Distributor will provide at least 90 days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Fund through such omnibus accounts can request through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.
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Effective July 1, 2024, the Distributor, in its sole discretion, reserves the right to liquidate shares of Class Inst of any Fund held by retirement plan recordkeepers or on TF or NTF brokerage platforms where the financial intermediary holds the shares in an omnibus account and in accounts with a value less than $5,000,000. The Distributor will provide at least 90 days’ notice of such a liquidation to financial intermediaries with impacted accounts. Shareholders invested in a Fund through such accounts can request a tax-free exchange to Class A or Class Inst2 shares, depending upon eligibility and provided requirements to transfer the account are fulfilled.
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If you sell your shares that are held in a Direct-at-Fund Account, we will normally send the redemption proceeds by mail or electronically transfer them to your bank account the next business day after the trade date. Note that your bank may take up to three business days to post an electronic funds transfer from your account.
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If you sell your shares through a financial intermediary, the Funds will normally send the redemption proceeds to your financial intermediary within two business days after the trade date.
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No interest will be paid on uncashed redemption checks.
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Buying, Selling and Exchanging Shares (continued)
■
Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■
For broker-dealer and wrap fee accounts: The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement. The Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.
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Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.
You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, including from Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not charge a front-end sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.
Systematic Exchanges
You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.
Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.
Other Exchange Rules You Should Know
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Exchanges are made at the NAV next calculated (plus any applicable sales charge) after your exchange order is received in “good form” (i.e., the trade date).
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Once the Fund receives your exchange request in “good form,” you cannot cancel it after the market closes.
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The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■
Shares of the purchased Fund may not be used on the same day for another exchange or sale.
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A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account in Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of another Columbia Fund.
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Columbia Pyrford International Stock Fund
Buying, Selling and Exchanging Shares (continued)
■
If you purchased Class A shares of a Columbia Fund that imposes a front-end sales charge (and you paid any applicable sales charge) and you then exchange those shares into Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge, you may exchange that amount to Class A of another Columbia Fund in the future, including dividends earned on that amount, without paying a sales charge.
■
If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. Any applicable CDSC charged will be the CDSC of the original Fund.
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You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial intermediary for more information.
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You generally may make an exchange only into a Fund that is accepting investments.
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The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
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Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
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Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
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Class Inst shares of a Fund may be exchanged for Class A or Class Inst shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Inst shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Inst Shares for details.
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Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account.
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Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account except for any current employee of the Investment Manager, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address.
Same-Fund Exchange Privilege
Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A. To exchange to another class of shares of the same Fund you must meet the new class’s eligibility criteria as described in this Prospectus.
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A shares of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) when the shareholder moves from a commissionable brokerage account
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Buying, Selling and Exchanging Shares (continued)
to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.
Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.
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Columbia Pyrford International Stock Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
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It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
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A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as
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Distributions and Taxes (continued)
“buying a dividend.” To avoid “buying a dividend,” before you invest in a Fund, check the Fund's distribution schedule, which is available at the Columbia Funds' website, columbiathreadneedleus.com, and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to the Fund:
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The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.
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Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.
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Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. Certain events may require the Fund to sell significant amounts of appreciated securities and make large dividends relative to the Fund’s NAV. Such events may include large net shareholder redemptions, portfolio rebalancing or fund mergers. The Fund generally provides estimates of expected capital gain dividends (if any) prior to the distribution on columbiathreadneedleus.com.
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From time to time, a distribution from the Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
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If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.
■
Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.
■
Certain derivative instruments when held in the Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
■
Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on
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Distributions and Taxes (continued)
a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the SAI.
■
Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■
A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■
For sales, redemptions and exchanges of shares that were acquired in a non-qualified account after 2011, the Fund generally is required to report to shareholders and the Internal Revenue Service (IRS) cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. For more information regarding average cost basis reporting, other available cost basis methods, and selecting or changing to a different cost basis method, please see the SAI, columbiathreadneedleus.com, or contact the Fund at 800.345.6611. If you hold Fund shares through a financial intermediary (e.g., a brokerage firm), you should contact your financial intermediary to learn about its cost basis reporting default method and the reporting elections available to your account.
■
The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Fund that withholding does not apply, the IRS has notified us that the TIN listed on your account is incorrect according to its records, or the IRS informs the Fund that you are otherwise subject to backup withholding.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information for the three most recent fiscal years has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request. The information for the fiscal year ended August 31, 2022 has been derived from the financial statements audited by the Fund's former independent registered public accounting firm and, for the fiscal year ended August 31, 2021, the Predecessor Fund’s independent registered public accounting firm.
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Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$15.91	0.38	1.04	1.42	(0.42)	(0.75)	(1.17)
Year Ended 8/31/2024	$14.26	0.34	2.01	2.35	(0.41)	(0.29)	(0.70)
Year Ended 8/31/2023	$12.88	0.39	1.43	1.82	(0.44)	—	(0.44)
Year Ended 8/31/2022	$15.58	0.36	(2.61)	(2.25)	(0.36)	(0.09)	(0.45)
Year Ended 8/31/2021(e),(f)	$13.56	0.37	1.89	2.26	(0.24)	—	(0.24)
Institutional Class
Year Ended 8/31/2025	$15.31	0.42	0.97	1.39	(0.46)	(0.75)	(1.21)
Year Ended 8/31/2024	$13.77	0.36	1.92	2.28	(0.45)	(0.29)	(0.74)
Year Ended 8/31/2023	$12.45	0.39	1.40	1.79	(0.47)	—	(0.47)
Year Ended 8/31/2022(g)	$14.07	0.27	(1.89)	(1.62)	—	—	—
Institutional 2 Class
Year Ended 8/31/2025	$15.33	0.39	1.01	1.40	(0.47)	(0.75)	(1.22)
Year Ended 8/31/2024	$13.77	0.40	1.91	2.31	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.45	0.40	1.41	1.81	(0.49)	—	(0.49)
Year Ended 8/31/2022(g)	$14.07	0.28	(1.90)	(1.62)	—	—	—
Institutional 3 Class
Year Ended 8/31/2025	$15.53	0.39	1.04	1.43	(0.47)	(0.75)	(1.22)
Year Ended 8/31/2024	$13.94	0.39	1.95	2.34	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.60	0.42	1.41	1.83	(0.49)	—	(0.49)
Year Ended 8/31/2022(f)	$15.26	0.39	(2.55)	(2.16)	(0.41)	(0.09)	(0.50)
Year Ended 8/31/2021(e),(f)	$13.31	0.43	1.84	2.27	(0.32)	—	(0.32)

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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class A
Year Ended 8/31/2025	$16.16	10.40%	1.36%(c)	1.15%(c),(d)	2.54%	6%	$1,762
Year Ended 8/31/2024	$15.91	17.16%	1.31%(c)	1.14%(c),(d)	2.35%	14%	$1,621
Year Ended 8/31/2023	$14.26	14.42%	1.28%(c)	1.09%(c),(d)	2.81%	7%	$2,049
Year Ended 8/31/2022	$12.88	(14.81%)	1.29%(c)	1.12%(c)	2.51%	17%	$1,686
Year Ended 8/31/2021(e),(f)	$15.58	16.83%	1.20%	1.19%	2.54%	13%	$1,986
Institutional Class
Year Ended 8/31/2025	$15.49	10.65%	1.11%(c)	0.91%(c),(d)	2.98%	6%	$197,823
Year Ended 8/31/2024	$15.31	17.26%	1.05%(c)	0.89%(c),(d)	2.58%	14%	$174
Year Ended 8/31/2023	$13.77	14.75%	1.03%(c)	0.84%(c),(d)	2.97%	7%	$3,028
Year Ended 8/31/2022(g)	$12.45	(11.51%)	1.03%(c)	0.85%(c)	3.00%	17%	$1,256
Institutional 2 Class
Year Ended 8/31/2025	$15.51	10.70%	1.00%(c)	0.83%(c)	2.70%	6%	$18,557
Year Ended 8/31/2024	$15.33	17.52%	1.00%(c)	0.83%(c)	2.91%	14%	$22,050
Year Ended 8/31/2023	$13.77	14.87%	0.94%(c)	0.75%(c)	3.02%	7%	$34,905
Year Ended 8/31/2022(g)	$12.45	(11.51%)	0.92%(c)	0.75%(c)	3.12%	17%	$39,674
Institutional 3 Class
Year Ended 8/31/2025	$15.74	10.82%	0.96%(c)	0.79%(c)	2.68%	6%	$82,888
Year Ended 8/31/2024	$15.53	17.53%	0.95%(c)	0.78%(c)	2.75%	14%	$119,859
Year Ended 8/31/2023	$13.94	14.86%	0.94%(c)	0.75%(c)	3.17%	7%	$126,568
Year Ended 8/31/2022(f)	$12.60	(14.53%)	0.88%(c)	0.75%(c)	2.74%	17%	$109,460
Year Ended 8/31/2021(e),(f)	$15.26	17.31%	0.80%	0.79%	2.99%	13%	$272,505

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Columbia Pyrford International Stock Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2025	$15.68	0.33	1.03	1.36	(0.38)	(0.75)	(1.13)
Year Ended 8/31/2024	$14.06	0.31	1.98	2.29	(0.38)	(0.29)	(0.67)
Year Ended 8/31/2023	$12.71	0.34	1.42	1.76	(0.41)	—	(0.41)
Year Ended 8/31/2022(g)	$14.42	0.29	(2.00)	(1.71)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
Class A	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Institutional Class	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	—%	—%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Class R	less than 0.01%	less than 0.01%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income (loss) per share calculated using the average shares method.
(f)	Redemption fees consisted of per share amounts less than $0.01.
(g)	Institutional Class, Institutional 2 Class and Class R shares commenced operations on December 15, 2021. Per share data and total return reflect activity from that date.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class R
Year Ended 8/31/2025	$15.91	10.12%	1.63%(c)	1.40%(c),(d)	2.22%	6%	$3
Year Ended 8/31/2024	$15.68	16.88%	1.57%(c)	1.41%(c),(d)	2.18%	14%	$3
Year Ended 8/31/2023	$14.06	14.10%	1.53%(c)	1.34%(c),(d)	2.54%	7%	$2
Year Ended 8/31/2022(g)	$12.71	(11.86%)	1.53%(c)	1.35%(c)	2.87%	17%	$2

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Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts and does not apply in any case to non-omnibus positions wherever held. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to answer questions about these financial intermediary-specific policies and can direct you to the financial intermediary if you need help understanding them.
 Ameriprise Financial Services, LLC (Ameriprise Financial)
The following information has been provided by Ameriprise Financial:
Front-End Sales Charge Reductions on Class A Shares Purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Purchased through Ameriprise Financial:
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
Shares purchased by employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother,
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Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and Class C shares Purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
 Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.
Front-End Sales Charge Waivers on Class A Shares Available at Baird:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund.
■
Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
■
Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and Class C Shares Available at Baird:
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
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Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased due to returns of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:
■
Breakpoints as described in this prospectus.
■
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
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Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Letter of Intent (LOI)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement”):
■
The redemption and repurchase occur in the same account.
■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529 shares made for recontribution of refunded amounts.
Prospectus 2026
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Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■
Initial purchase minimum: $250
■
Subsequent purchase minimum: none
Minimum Balances
■
Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■
A fee-based account held on an Edward Jones platform.
■
A 529 account held on an Edward Jones platform.
■
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
■
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase Columbia Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.
Front-End Sales Charge* Waivers on Class A Shares Available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
A-5
Prospectus 2026

Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
* Also referred to as an “initial sales charge”.
 J.P. Morgan Securities LLC
The following information has been provided by J.P. Morgan Securities LLC:
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
Prospectus 2026
A-6

Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of Columbia fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible Columbia fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
■
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Columbia fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
 Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill)
The following information has been provided by Merrill:
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
A-7
Prospectus 2026

Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the Fund as defined in this prospectus (e.g., the Fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (CDSC) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable requirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD supplement.
Prospectus 2026
A-8

Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
 Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Effective July 1, 2018, shareholders purchasing Columbia Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management Effective July 1, 2018:
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
■
Shares purchased through a Morgan Stanley self-directed brokerage account.
■
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
 Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Columbia Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Columbia Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing Columbia Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
A-9
Prospectus 2026

Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Sales Load Waivers on Class A Shares Available at Raymond James:
■
Shares purchased in an investment advisory program.
■
Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
 Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates
The following information has been provided by Stifel:
Effective October 1, 2024, shareholders purchasing or holding Columbia Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Prospectus 2026
A-10

Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Rights of accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Columbia Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Columbia Funds.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
A-11
Prospectus 2026

Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
 Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
The following information has been provided by Wells Fargo:
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
■
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
■
Shares purchased through a rollover from another 529 plan.
■
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
■
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Prospectus 2026
A-12

Columbia Pyrford International Stock Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
■
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
■
Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
■
Gift of shares will not be considered when determining breakpoint discounts.
 Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Columbia Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:
■
For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
A-13
Prospectus 2026

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Columbia Pyrford International Stock Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Series Trust II, of which the Fund is a series, is 811-21852.
Columbia Threadneedle Investments® is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Management Investment Advisers, LLC. All rights reserved.
PRO319_08_T01_(01/26)

Columbia Ultra Short Duration Municipal Bond Fund
Prospectus
January 1, 2026

Class	Ticker Symbol
A	USMBX
Institutional (Class Inst)	USMEX

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Ultra Short Duration Municipal Bond Fund

2
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund
Investment Objective
Columbia Ultra Short Duration Municipal Bond Fund (the Fund) seeks to provide shareholders with current income exempt from U.S. federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
Classes A and Inst
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load) imposed on redemptions	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Inst
Management fees	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.15%	0.00%
Other expenses(a)	0.28%	0.28%
Acquired fund fees and expenses	0.02%	0.02%
Total annual Fund operating expenses(b)	0.66%	0.51%
Less: Fee waivers and/or expense reimbursements(c)	(0.19%)	(0.19%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.47%	0.32%
(a)
Other expenses have been restated to reflect current fees paid by the Fund.
(b)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.47% for Class A and 0.32% for Class Inst. Any difference in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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3

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$48	$192	$349	$804
Class Inst (whether or not shares are redeemed)	$33	$144	$266	$622
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities, and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may also invest indirectly in such securities through investments in underlying funds, including affiliated funds. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.
The Fund generally invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund may from time to time emphasize investment exposure to one or more states in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in Texas municipal securities.
The Fund’s portfolio duration normally ranges up to two years.
The Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. Inverse floaters provide the Fund with leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Interest Rate Risk, Credit Risk, Market Risk, Municipal Securities Risk, and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an
4
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit
Prospectus 2026
5

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
■
A Municipal Market Data (MMD) Rate Lock permits a Fund to lock in a specific municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio, which in turn protects against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short duration position. A Fund will ordinarily use these transactions as a hedge or for duration or risk management, which may not be successful. An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make a net settlement payment to each other on a notional and duration amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to
6
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and
Prospectus 2026
7

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that, in the view of portfolio management, reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers
8
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s Form N-CSR shows the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities) financial, economic or other condition and prospects.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Tax Risk. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and in most cases, the U.S. federal alternative minimum tax). A portion of the Fund’s income from such bonds may be taxable to shareholders subject to the U.S. federal alternative minimum tax. Income from tax-exempt municipal obligations could be declared taxable, possibly retroactively, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, the non-compliant conduct of a bond issuer or under other circumstances. In such event, then the value of the security would likely fall and, as a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes.
Tender Option Bond Risk. TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than direct investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive in connection with a TOB transaction (inverse floaters) vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. In addition, the Fund will be subject to leverage risk to the extent that the Fund uses the proceeds that it receives from a TOB transaction to invest in other securities. The Fund’s investment in a TOB will generally underperform the market for fixed rate municipal securities when interest rates rise. The value of and market for such inverse floaters can be volatile and can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Prospectus 2026
9

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown include the returns of the Fund’s Advisor Class shares (adjusted to reflect the higher class-related operating expenses of each share class, where applicable) for periods prior to its inception date. Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2023	1.71%
	Worst	1st Quarter 2022	-0.71%
*
Year to Date return as of September 30, 2025: 2.60%
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Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2024)

	Share Class Inception Date	1 Year	5 Years*	10 Years*
Class A	05/27/2014
returns before taxes		2.80%	1.36%	1.11%
returns after taxes on distributions		2.80%	1.36%	1.10%
returns after taxes on distributions and sale of Fund shares		2.96%	1.40%	1.13%
Class Inst returns before taxes	01/26/2022	2.93%	1.55%	1.33%
Bloomberg 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		2.71%	1.39%	1.30%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.05%	0.99%	2.25%

*
Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Advisor Class through the inception date of such class (in each case, without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share class, where applicable). Advisor Class shares were offered prior to the inception date of each share class but have since been converted into the Fund’s Class Inst shares.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Douglas Rangel, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2022
Paul Fox, CFA	Senior Portfolio Manager	Portfolio Manager	2024
Travis Bates	Portfolio Manager	Portfolio Manager	March 2025
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:
Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. 801 Pennsylvania Ave., STE. 219104 Kansas City, MO 64105-1307	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
Shares of the Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Please note that shares of the Fund acquired in the reorganization of BMO Ultra Short Tax-Free Fund into the Fund may be held in your Fund account, but to make additional investments in the Fund (after this reorganization), such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares or through Direct-at-Fund Accounts held at the Fund’s Transfer Agent that that do not or no longer have a financial intermediary assigned to these Fund accounts.
The minimum initial investment amounts for the share classes offered by the Fund are shown below:
Prospectus 2026
11

Columbia Ultra Short Duration Municipal Bond Fund
Summary of the Fund (continued)
Minimum Initial Investment
Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class A	All accounts other than IRAs	$2,000	$100
	IRAs	$1,000	$100
Class Inst	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for U.S. federal income tax purposes or for purposes of the U.S. federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
More Information About the Fund
Investment Objective
Columbia Ultra Short Duration Municipal Bond Fund (the Fund) seeks to provide shareholders with current income exempt from U.S. federal income tax, consistent with preservation of capital. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal securities that pay interest exempt from U.S. federal income tax (including the federal alternative minimum tax (AMT)). These securities are issued by or on behalf of states and their political subdivisions, agencies, authorities and instrumentalities, and by other qualified issuers. Qualified issuers include issuers located in U.S. territories, commonwealths and possessions, such as Guam, Puerto Rico and the U.S. Virgin Islands. The Fund may also invest indirectly in such securities through investments in underlying funds, including affiliated funds. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation, including the federal alternative minimum tax.
The Fund generally invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. The Fund may invest up to 10% of its assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund may from time to time emphasize investment exposure to one or more states in selecting its investments. As of its most recent fiscal year end, the Fund had an investment emphasis in Texas municipal securities.
The Fund’s portfolio duration normally ranges up to two years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.
The Fund may enter into TOB transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. A TOB is a Trust in which the Fund deposits municipal securities owned by the Fund. The Trust then issues two types of securities, a floater which is typically purchased by a money market fund and an inverse floater which the Fund continues to hold.  Inverse floaters provide the Fund with leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio, including local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, maturities, credit qualities, and industry sectors, while also taking into consideration the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities. The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate tax-exempt income.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances; that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
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The Fund’s investment policy with respect to 80% of its net assets may not be changed without shareholder approval.
Principal Risks
An investment in the Fund involves risks, including Interest Rate Risk, Credit Risk, Market Risk, Municipal Securities Risk, and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized
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activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
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An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the coupon rate, while floating rate securities have a coupon rate that changes whenever there is a change in a designated benchmark index or the issuer’s credit rating. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to
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the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. There is a risk that the current interest rate on variable and floating rate instruments may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some inverse floaters are structured with liquidity features and may include market-dependent liquidity features that may expose the Fund to greater liquidity risk. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk and interest rate risk, while potentially exposing the Fund to counterparty risk, leverage risk and liquidity risk.
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A Municipal Market Data (MMD) Rate Lock permits a Fund to lock in a specific municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio, which in turn protects against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short duration position. A Fund will ordinarily use these transactions as a hedge or for duration or risk management, which may not be successful. An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make a net settlement payment to each other on a notional and duration amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time
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and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, inverse floaters, swaps and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or
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other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells investments through municipal bond dealers. The Fund’s ability to sell investments held in its portfolio is dependent on the willingness and ability of market participants to provide bids that, in the view of portfolio management, reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government
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issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which, in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s Form N-CSR shows the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities) financial, economic or other condition and prospects.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Tax Risk. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and in most cases, the U.S. federal alternative minimum tax). A portion of the Fund’s income from such bonds may be taxable to shareholders subject to the U.S. federal alternative minimum tax. Income from tax-exempt municipal obligations could be declared taxable, possibly retroactively, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service, the non-compliant conduct of a bond issuer or under other circumstances. In such event, then the value of the security would likely fall and, as a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes.
Tender Option Bond Risk. TOB transactions expose the Fund to credit risk, may involve the use of leverage by the Fund, and generally involve greater risk than direct investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive in connection with a TOB transaction (inverse floaters) vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. In addition, the Fund will be subject to leverage risk to the extent that the Fund uses the proceeds that it receives from a TOB transaction to invest in other securities. The Fund’s investment in a TOB transaction will generally underperform the market for fixed rate municipal securities when interest rates rise. The value of and market for such inverse floaters can be volatile and can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives. TOB transactions may not receive the tax, accounting or regulatory treatment that is anticipated by the Fund. For example, the Fund may not be considered the owner of a TOB for federal income tax purposes, and in that case it would not be entitled to treat such interest as exempt from federal
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income tax. Certain TOBs may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. In certain instances, the tender option may be terminated if, for example, the issuer of the underlying municipal bond or security defaults on interest payments.
Additionally, both the Volcker Rule and Section 941 (Risk Retention Rules) of the Dodd-Frank Wall Street Reform and Consumer Protection Act apply to TOB programs and place restrictions on the way certain sponsors may participate in TOB programs. As a result of the Volcker Rule and the Risk Retention Rules, one or more investors in each TOB trust’s inverse floaters must serve as the “sponsor” of the trust and undertake certain responsibilities. To the extent the Fund serves as such a sponsor, although the Fund may use a third-party service provider to complete some of these additional responsibilities, being the sponsor of the trust may give rise to certain additional risks including compliance, securities law and operational risks.
The Risk Retention Rules require the sponsor to a TOB trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB trust’s municipal bonds. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB trust transactions or increase the costs of such transactions in certain circumstances.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in
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Columbia Ultra Short Duration Municipal Bond Fund
More Information About the Fund (continued)
increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities.
Prospectus 2026
21

Columbia Ultra Short Duration Municipal Bond Fund
More Information About the Fund (continued)
Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
22
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
More Information About the Fund (continued)
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
eDelivery and Mailings to Households
In order to reduce shareholder expenses, the Fund may mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
Prospectus 2026
23

Columbia Ultra Short Duration Municipal Bond Fund
More Information About the Fund (continued)
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. Transfer agency fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agency and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2026, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Ultra Short Duration Municipal Bond Fund
Class A	0.47%
Class Inst	0.32%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, the Transfer Agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
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Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
More Information About the Fund (continued)
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint affiliated and unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.21% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal year ended August 31, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Prospectus 2026
25

Columbia Ultra Short Duration Municipal Bond Fund
More Information About the Fund (continued)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Douglas Rangel, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2022
Paul Fox, CFA	Senior Portfolio Manager	Portfolio Manager	2024
Travis Bates	Portfolio Manager	Portfolio Manager	March 2025
Mr. Rangel joined the Investment Manager in 2019. Mr. Rangel began his investment career in 2000 and earned a B.A. in Business Management from Greenville University and an M.B.A. from the University of St. Thomas.
Mr. Fox joined one of the Columbia Management legacy firms or acquired business lines in 1999. Mr. Fox began his investment career in 1990 and earned a B.S. in Finance from the University of Massachusetts and an M.B.A. from Suffolk University.
Mr. Bates joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Bates began his investment career in 2005 and earned a B.S. in Accounting from Bentley University.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing general customer services. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
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Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
More Information About the Fund (continued)
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2026
27

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class
The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Acorn Trust (CAT), Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST II. Columbia Funds with names that include the words “Tax-Exempt” or “Municipal” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is treated as a Tax-Exempt Fund for these purposes.
Funds Contact Information
Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., 801 Pennsylvania Ave., STE. 219104, Kansas City, MO 64105-1307.
*
The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the selling and servicing agents that are authorized to sell and/or service shares of the Funds. Financial intermediaries include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry.
Omnibus Accounts
The term “omnibus account” refers to a financial intermediary’s account with the Fund (held directly through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the financial intermediary (beneficial Fund shareholders). Omnibus accounts are held in the name of the financial intermediaries and not in the name of the beneficial Fund shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under Sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), and non-qualified deferred compensation plans governed by Section 409A of the Code and similar plans, but does not refer to individual retirement plans, such as traditional IRAs and Roth IRAs. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Networked Accounts
Networking, offered by the Depository Trust & Clearing Corporation’s Wealth Management Services (WMS), is the industry standard IT system for mutual fund account reconciliation and dividend processing.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of the Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee,
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Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Fund, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.
When deciding which class of shares to buy, you should consider, among other things:
■
The amount you plan to invest.
■
How long you intend to remain invested in the Fund.
■
The fees (e.g., sales charge or “load”) and expenses for each share class.
■
Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
 FUNDamentals
Front-End Sales Charge Calculation
The front-end sales charge is calculated as a percentage of the offering price.
■
The net asset value (NAV) per share is the price of a share calculated by the Fund every business day.
■
The offering price per share is the NAV per share plus any front-end sales charge (or load) that applies.
The dollar amount of any applicable front-end sales charge is the difference between the offering price of the shares you buy and the NAV of those shares. To determine the front-end sales charge you will pay when you buy Class A shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund) and base the sales charge on the aggregate amount. For information on account value aggregation, sales charge waivers and other important information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
 FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge (CDSC) is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC can vary based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through Fund distribution reinvestments or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
Share Class Features
The following summarizes the primary features of Class A, Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares.
Prospectus 2026
29

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus, as it may be supplemented from time to time, and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new and/or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
The sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Appendix A describes financial intermediary-specific reductions and/or waiver policies. A shareholder transacting in Fund shares through a financial intermediary identified in Appendix A should carefully read the terms and conditions of Appendix A. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts, as defined below, or through another financial intermediary. The information in Appendix A may be provided by, or compiled from or based on information provided by the financial intermediaries identified in Appendix A. To obtain additional information regarding any sales charge reduction and/or waiver described in Appendix A, and to ensure that you receive any such reductions or waivers that may be available to you, please consult your financial intermediary.
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment(e) Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts (as described below))
Taxable Funds:
5.75% maximum,
declining to 0.00%
on investments of
$1 million or more
Tax-Exempt Funds:
3.00% maximum,
declining to 0.00%
on investments of
$500,000 or more
None for Columbia
Government
Money Market
Fund and certain
other Funds(f)

Taxable Funds(f):
CDSC on certain
investments of
between $1 million
and $50 million
redeemed within
18 months after
purchase charged
as follows:
• 1.00% CDSC if
redeemed within
12 months after
purchase, and
• 0.50% CDSC if
redeemed more
than 12, but less
than 18, months
after purchase
Tax-Exempt
Funds(f): Maximum
CDSC of 0.75% on
certain
investments of
$500,000 or more
redeemed within
12 months after
purchase

Reductions: Yes, see Choosing
a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Reductions
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class —
Reductions/Waivers of Sales
Charges – Class A Shares
Front-End Sales Charge
Waivers, as well as Choosing a
Share Class — CDSC Waivers –
Class A and Class C
Financial intermediary-
specific waivers are also
available, see Appendix A
Distribution and Service Fees: up to 0.25%
Class C
Eligibility: Available to the general
public for investment
Minimum Initial Investment: $2,000
($1,000 for IRAs; $100 for monthly
Systematic Investment Plan
accounts)
Purchase Order Limit for Tax-Exempt
Funds: $499,999(g), none for omnibus
retirement plans
		None	1.00% on certain investments redeemed within one year of purchase
Waivers: Yes, on Fund
distribution reinvestments.
For additional waivers, see
Choosing a Share Class –
CDSC Waivers – Class A and
Class C
Financial intermediary-
specific CDSC waivers are
also available, see Appendix A
Distribution Fee: 0.75% Service Fee: 0.25%
30
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Purchase Order Limit for Taxable
Funds: $999,999(g); none for omnibus
retirement plans
Conversion Feature: Yes. Class C
shares generally automatically
convert to Class A shares of the
same Fund in the month of or the
month following the 8-year
anniversary of the Class C shares
purchase date.(b)

Class Inst
Eligibility: Available only to (i)
omnibus retirement plans, including
self-directed brokerage accounts
within omnibus retirement plans that
clear through institutional no
transaction fee (NTF) and
transaction fee (TF) platforms; (ii)
trust companies or similar
institutions; (iii) broker-dealers,
banks, trust companies and similar
institutions that clear Fund share
transactions for their client or
customer investment advisory or
similar accounts through designated
financial intermediaries and their
mutual fund trading platforms that
have been granted specific written
authorization from the Distributor
with respect to Class Inst eligibility
apart from selling, servicing or
similar agreements; (iv) 501(c)(3)
charitable organizations; (v) 529
plans; (vi) health savings accounts;
(vii) investors participating in a fee-
based advisory program sponsored
by a financial intermediary or other
entity that is not compensated by the
Fund for those services, other than
payments for shareholder servicing
or sub-accounting performed in
place of the Transfer Agent; (viii)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst shares
within such platform; (ix) any current
employee of Columbia Management
Investment Advisers, LLC, the
Distributor or Transfer Agent and
immediate family members of the
foregoing who share the same
address; and (x) financial
intermediaries that have entered into
a written agreement with the
		None	None	N/A	None
Prospectus 2026
31

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

Distributor to offer Class Inst shares
through a no-load or investment
program(e)(h)(i)
Minimum Initial Investment: None,
except in the case of (viii) and (ix)
above, which is $2,000 ($1,000 for
IRAs; $100 for monthly Systematic
Investment Plan accounts)

Class Inst2
Eligibility: Available only to (i) certain
registered investment advisers and
family offices that clear Fund share
transactions for their client or
customer accounts through
designated financial intermediaries
and their mutual fund trading
platforms that have been granted
specific written authorization from
the Transfer Agent with respect to
Class Inst2 eligibility apart from
selling, servicing or similar
agreements; (ii) omnibus retirement
plans(h); (iii) health savings accounts,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst2
shares within such platform and that
Fund shares are held in an omnibus
account; and (iv) institutional
investors that are clients of the
Columbia Threadneedle Global
Institutional Distribution Team that
invest in Class Inst2 shares for their
own account through platforms
approved by the Distributor or an
affiliate thereof to offer and/or
service Class Inst2 shares within
such platform.
Minimum Initial Investment: None
		None	None	N/A	None
Class Inst3
Eligibility: Available to (i) group
retirement plans that maintain plan-
level or omnibus accounts with the
Fund(h); (ii) institutional investors that
are clients of the Columbia
Threadneedle Global Institutional
Distribution Team that invest in
Class Inst3 shares for their own
account through platforms approved
by the Distributor or an affiliate
thereof to offer and/or service
Class Inst3 shares within such
platform; (iii) collective trust funds;
(iv) affiliated or unaffiliated mutual
funds (e.g., funds operating as funds-
of-funds); (v) fee-based platforms of
financial intermediaries (or the
clearing intermediary they trade
through) that have an agreement
with the Distributor or an affiliate
		None	None	N/A	None
32
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

thereof that specifically authorizes
the financial intermediary to offer
and/or service Class Inst3 shares
within such platform, provided also
that Fund shares are held in an
omnibus account; (vi)
commissionable brokerage
platforms where the financial
intermediary, acting as broker on
behalf of its customer, charges the
customer a commission for effecting
transactions in Fund shares,
provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; (vii) health savings
accounts, provided that the financial
intermediary has an agreement with
the Distributor that specifically
authorizes offering Class Inst3
shares within such platform and that
Fund shares are held in an omnibus
account; and (viii) bank trust
departments, subject to an
agreement with the Distributor that
specifically authorizes offering
Class Inst3 shares and provided that
Fund shares are held in an omnibus
account. In each case above where
noted that Fund shares are required
to be held in an omnibus account,
the Distributor may, in its discretion,
determine to waive this
requirement.(e)
Minimum Initial Investment: No
minimum for the eligible investors
described in (i), (iii), (iv), (v), and (vii)
above; $2,000 ($1,000 for IRAs; $100
for monthly Systematic Investment
Plan accounts) for the eligible
investors described in (vi) above; and
$1 million for all other eligible
investors, unless waived in the
discretion of the Distributor

Class R
Eligibility: Available only to eligible
retirement plans, health savings
accounts and, in the sole discretion
of the Distributor, other types of
retirement accounts held through
platforms maintained by financial
intermediaries approved by the
Distributor
Minimum Initial Investment: None
		None	None	N/A	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class S	Class S shares are available (i) to be held, but not purchased, by accounts	None	None	N/A	None
Prospectus 2026
33

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Share Class	Eligible Investors; Minimum Initial Investments(a); Conversion Features(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)

of financial intermediaries that, with
specific written permission from the
Distributor, have instructed the Fund
to exchange Class Inst shares for
Class S shares; and (ii) to be held
and purchased by omnibus group
retirement plans that (A) opened and,
subject to exceptions, funded a
Class Inst share account as of the
close of business on March 28, 2013
and have continuously held
Class Inst shares in such account
through at least September 30, 2024
and (B) received specific written
permission from the Distributor to
exchange Class Inst shares for
Class S shares. Only omnibus
retirement plans referenced in (ii)
above may purchase Class S shares,
open new Class S accounts, or add
new plan participants to a Class S
shares omnibus retirement plan
account. Otherwise, Class S shares
are not available for purchase (other
than through the reinvestment of
distributions on Class S shares).(h)
Minimum Initial Investment: See
Eligibility above

(a)
Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(b)
For more information on the conversion of Class C shares to Class A shares, see Choosing a Share Class - Sales Charges and Commissions - Class C Shares - Conversion to Class A Shares.
(c)
Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(d)
These are the maximum applicable distribution and/or service fees. These fees are paid under the Fund’s Rule 12b-1 plan. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund each pay a distribution and service fee of up to 0.15% on Class A shares. Columbia Government Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares. Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund each pay a service fee of up to 0.20% on Class A and Class C shares. Columbia Intermediate Duration Municipal Bond Fund pays a distribution fee of up to 0.60% on Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(e)
Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds’ shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
(f)
For Columbia Short Duration Municipal Bond Fund, a CDSC of 0.50% is charged on certain investments of $500,000 or more redeemed within 12 months after purchase. Purchases into each of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund are subject to a CDSC of 1% on investments of $500,000 or more if redeemed within 12 months of purchase. The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund.
34
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
(g)
If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
(h)
These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
● Class Inst2 Shares. Shareholders with Class Inst2 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst2 shares may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts and add new shareholders in the program.
● Class Inst3 Shares. Shareholders with Class Inst3 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst3 shares may not establish new accounts for such share class but may continue to make additional purchases of Class Inst3 shares in existing accounts.
● Class S Shares. Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
(i)
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Sales Charges and Commissions
Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees. You may be required to pay brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.
As described in more detail below, Class A shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund, if available. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, Class C shares held in Direct-at-Fund Accounts automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and the conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Inst, Class Inst2, Class Inst3 and Class S shares of the Fund do not have distribution and/or service fees.
Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for
Prospectus 2026
35

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.
Class A Shares — Front-End Sales Charge
Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, and Columbia U.S. Treasury Index Fund), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class — Reductions/Waivers of Sales Charges and Appendix A.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge.
The front-end sales charge you will pay on Class A shares:
■
depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and
■
is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund).
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Equity Funds, Columbia Adaptive Risk Allocation Fund, Columbia Commodity Strategy Fund, Columbia Multi Strategy Alternatives Fund, and Funds-of-Funds (equity)*	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

36
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$0-$49,999	4.75%	4.99%	4.00%
	$50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Tax-Exempt Funds (other than Columbia Short Duration Municipal Bond Fund)	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

Columbia Floating Rate Fund, Columbia Mortgage Opportunities Fund, Columbia Quality Income Fund, and Columbia Total Return Bond Fund	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Columbia Select Short Corporate Income Fund, Columbia Short Duration Municipal Bond Fund, and Columbia Short Term Bond Fund	$0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$499,999	0.50%	0.50%	0.40%
	$500,000 or more	0.00%	0.00%	0.00%(c)

*
The following Funds are not subject to a front-end sales charge or CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund, Columbia Flexible Capital Income Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)
Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)
For information regarding cumulative commissions paid to your financial intermediary when you buy Class A shares of a Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.
Tax-Exempt Funds
■
If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Duration Municipal Bond Fund) without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at
Prospectus 2026
37

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem those shares within 12 months after purchase.
■
If you purchased Class A shares of Columbia Short Duration Municipal Bond Fund without paying a front-end sales charge because your eligible accounts aggregated to $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem those shares within 12 months after purchase.
Taxable Funds
■
If you purchased Class A shares of any Taxable Fund (other than Columbia Select Short Corporate Income Fund or Columbia Short Term Bond on or after August 1, 2024) without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.
■
If you purchased Class A shares of Columbia Select Short Corporate Income Fund or Columbia Short Term Bond Fund on or after August 1, 2024 without paying a front-end sales charge because your eligible accounts aggregated $500,000 or more at the time of such purchase, you will incur a CDSC of 1.00% if you redeem those shares within 12 months after such purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 1.00% if you redeem those shares within 12 months after purchase.
Class A Shares — Commissions
The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares — Front-End Sales Charge above.
The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):
Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%
*
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $3,999,999 and 0.50% on the balance.
**
The commission level on purchases of Class A shares of Columbia Short Duration Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

38
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Class A Shares of Taxable Funds (other than Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund) — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Class A Shares of Columbia Select Short Corporate Income Fund and Columbia Short Term Bond Fund — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$500,000 – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*
Not applicable to Funds that do not assess a front-end sales charge.
**
The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.
Class C Shares — Front-End Sales Charge
You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
Class C Shares — Conversion to Class A Shares
Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted (pursuant to the financial intermediary’s Class C conversion policy, including those disclosed in Appendix A, which may differ from the Fund’s policy described here) provided that the intermediary is able to track individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder holding period is calculated properly. Not all financial intermediaries are able to track individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary's platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.
The following rules apply to the automatic conversion of Class C shares to Class A shares:
■
Class C share accounts that are Direct-at-Fund Accounts and Networked Accounts for which the Transfer Agent (and not your financial intermediary) sends you Fund account transaction confirmations and statements, convert
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Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
on or about the 15th day of the month (if the 15th is not a business day, then the next business day thereafter) that they become eligible for automatic conversion provided that the Fund has records that Class C shares have been held for the requisite time period.
■
For purposes of determining the month when your Class C shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made. Your financial intermediary may choose a different day of the month to convert Class C shares. Please contact your financial intermediary for more information on calculating the holding period.
■
Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.
■
You’ll receive the same dollar value of Class A shares as the Class C shares that were automatically converted. Class C shares that you received from an exchange of Class C shares of another Fund will convert based on the day you bought the original shares.
■
In addition to the above automatic conversion of Class C to Class A shares policy, the Transfer Agent seeks to convert Class C shares as soon as administratively feasible, regardless of how long such shares have been owned, to Class A shares of the same Fund for Direct-at-Fund Accounts (as defined below) that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
■
No sales charge or other charges apply in connection with these automatic conversions, and the conversions are free from U.S. federal income tax.
Class C Shares — CDSC
You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares. A portion of this payment may be passed along to your financial advisor. The Distributor seeks to recover this payment through fees it receives under the Fund's distribution and/or service plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Reductions/Waivers of Sales Charges
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A.
Class A Shares Front-End Sales Charge Reductions
The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
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Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members' ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow (which means you will not be able to redeem Fund shares equivalent to that amount until they are released from escrow). At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.
The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A.
 FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group retirement plan accounts are valued at the retirement plan level.
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Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C or Class E shares of a Fund, or non-retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Inst, Class Inst2, Class Inst3 or Class S shares of a Fund.
Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.
Class A Shares Front-End Sales Charge Waivers
There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class A shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.
In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit
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Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
plans and certain qualified deferred compensation plans; and (viii) purchases of Class A shares in Direct-at-Fund Accounts (as defined below) that do not have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
CDSC Waivers – Class A and Class C
You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C shares); in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A or Class C shares, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
Repurchases (Reinstatements)
As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.
Repurchases (Reinstatements)
Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C
Any CDSC paid upon redemption of your Class A or Class C shares of a Fund will not be reimbursed.
To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary
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Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix A to this prospectus and  Appendix S of the SAI for more information about sales charge waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:
	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%(c)	up to 0.35%(a)(c)(d)
Class C	0.75%(b)	0.25%(c)	1.00%(c)
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	—(e)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50%(e)
Class S	None	None	None
(a)
The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CAT	__	0.25%	0.25%
Series of CFST and CFST II (other than Columbia Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Government Money Market Fund	—	—	0.10%
Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
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Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Balanced Fund, Columbia Contrarian Core Fund,
Columbia Cornerstone Growth Fund, Columbia Dividend
Income Fund, Columbia Global Technology Growth Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Real Estate Equity Fund, Columbia Select Mid Cap Growth
Fund, Columbia Small Cap Growth Fund, Columbia Total Return
Bond Fund
	up to 0.10%	up to 0.25%
up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
Class A shares

Columbia Adaptive Risk Allocation Fund, Columbia Bond Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia International Dividend Income Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Multi Strategy Alternatives Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Select Corporate Income Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Discovery Fund, Columbia Strategic Income Fund, Columbia Strategic New York Municipal Income Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund, Columbia Strategic California Municipal Income Fund	—	0.20%	0.20%
Columbia U.S. Treasury Index Fund	---	0.15%	0.15%
(b)
The distribution fee for Class C shares of certain Funds varies. The annual distribution fee for Class C shares shall be 0.45% for Columbia Strategic California Municipal Income Fund and Columbia Strategic New York Municipal Income Fund, 0.55% for Columbia Short Term Bond Fund, and 0.60% for Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Total Return Municipal Income Fund, of the average daily net assets of the Fund’s Class C shares.
(c)
The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Total Return Municipal Income Fund and Class A shares of Columbia Strategic California Municipal Income Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A shares of Columbia U.S. Treasury Index Fund shall equal up to 0.15% annually of the average daily NAV of all shares of such Fund class.
(d)
Fee amounts noted apply to all Funds other than Columbia Government Money Market Fund and Columbia Ultra Short Duration Municipal Bond Fund, which, for Class A shares, pay distribution and service fees of 0.10% and 0.15%, respectively. The payment of the distribution and/or service fees payable by Columbia Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2026, or such earlier date as may be determined at the sole discretion of the Fund’s Board. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Columbia Government Money Market Fund’s Plan of Distribution.
(e)
Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan (the Funds under these trusts). The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
The distribution and/or service fees for Class A, Class C, and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Taxable Funds or $500,000 or more for Tax-Exempt Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index
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Columbia Ultra Short Duration Municipal Bond Fund
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Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the Summary of the Fund section of this prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this prospectus.
If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. However, the Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary; gross sales of the Funds attributable to that financial intermediary; reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, Marketing Support Payments to any one financial intermediary are generally between 0.01% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and their affiliates may at times make payments with respect to a Fund or the Columbia Funds generally on a basis other than those described above, or in larger amounts, when dealing with certain financial intermediaries. Not all financial intermediaries receive Marketing Support Payments. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Inst3 shares.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund pays the Transfer Agent a per account fee or a percentage of the average aggregate value of shares per annum maintained in
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Columbia Ultra Short Duration Municipal Bond Fund
Choosing a Share Class (continued)
omnibus or networked accounts up to the lesser of the amount charged by the financial intermediary or a distribution channel-specific or share class-specific cap as may be established by the Board from time to time. Fee amounts in excess of the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates. For Class Inst3 shares, the Transfer Agent does not pay financial intermediaries for Shareholder Services, except that for Class Inst3 shares of Columbia Ultra Short Term Bond Fund (formerly an unnamed share class of the Fund), the Transfer Agent makes Shareholder Services payments to a financial intermediary through which shares of this class were held (under its former unnamed share class name) as of November 30, 2018, and for which the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediaries.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by the Securities and Exchange Commission (the SEC) and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive for recommending the Fund or a particular share class over others.
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Columbia Ultra Short Duration Municipal Bond Fund
Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3)
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natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions, including if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days;
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(iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (ACH) or wire, or to a bank account not on file; or (vi) you are changing legal ownership of your account.
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). For other transactions, the Transfer Agent may require a signature guarantee. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Class A, Class C and Class Inst Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:
Minimum Account Balance
Minimum Account Balance
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all classes except those listed below	None
Class Inst2, Class Inst3 and Class R	None
For shares held directly with the Funds’ Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
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Small Account Policy — Class A, Class C and Class Inst Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or for other reasons.
For shares held directly with the Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your multiple accounts you may have with the Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Fund shares in your account if instructed by the Fund and the transaction can be operationally administered by the intermediary.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee
The automatic sale of Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Inst2, Class Inst3, Class R and Class S shares; shareholders holding their shares through financial intermediary networked accounts or trust networked accounts; wrap fee and omnibus accounts; accounts with active monthly Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.
Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts
The Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
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Excessive Trading Practices Policy of Funds Other than Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Exchanging Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
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negative impact on the Fund's performance;
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potential dilution of the value of the Fund's shares;
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interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
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losses on the sale of investments resulting from the need to sell securities at less favorable prices;
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increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
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increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Money market funds and short duration funds are designed to offer investors a liquid option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of shares of Columbia Government Money Market Fund, Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund. However, since frequent purchases and sales of shares of such Funds could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Government Money Market Fund) and disrupting portfolio management strategies, each such Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), each such Fund has no limits on purchase or exchange transactions. In addition, each such Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
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Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.
Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.
Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.
The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares, or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
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Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
Written Transactions – Direct-at-Fund Accounts
If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online
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transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.
Wire Transactions – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.
Electronic Funds Transfer via ACH – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and (only for redemptions) Class S shares of a Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.
Buying Shares
Eligible Investors
Class A Shares
Class A shares are available to the general public for investment. However, Class A shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class C Shares
Class C shares are available to the general public for investment, except that Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
Class Inst Shares
Class Inst shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) and transaction fee (TF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written
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authorization from the Distributor with respect to Class Inst eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; (ix) any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address and (x) financial intermediaries that have entered into a written agreement with the Distributor to offer Class Inst shares through a no-load or investment program.
Columbia Government Money Market Fund, Columbia Large Cap Index Fund, Columbia Small Cap Index Fund, Columbia Mid Cap Index Fund and Columbia U.S. Treasury Index Fund Class Inst shares are available for purchase through NTF platforms, including retirement plans and self-directed brokerage accounts that clear through NTF platforms.
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Please note that Class Inst shares acquired as the former Advisor Class in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class Inst2 Shares
Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by
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Columbia Ultra Short Duration Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Class Inst3 shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Please note that Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
Class S Shares
Class S shares are available (i) to be held, but not purchased, by accounts of financial intermediaries that, with specific written permission from the Distributor, have instructed the Fund to exchange Class Inst shares for Class S shares; and (ii) to be held and purchased by omnibus group retirement plans that (A) opened and, subject to exceptions, funded a Class Inst share account as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account through at least September 30, 2024 and (B) received specific written permission from the Distributor to exchange Class Inst shares for Class S shares. Only omnibus retirement plans referenced in (ii) above may purchase Class S shares, open new Class S accounts, or add new plan participants to a Class S shares omnibus retirement plan account. Otherwise, Class S shares are not available for purchase (other than through the reinvestment of distributions on Class S shares).
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.
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Buying, Selling and Exchanging Shares (continued)
Minimum Initial Investments
The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account.
The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.
Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all classes and account types except those listed below	$2,000	$100(b)
Individual Retirement Accounts for all classes except those listed below	$1,000	$100(c)
Group retirement plans	None	N/A
Class Inst	$0, $1,000 or $2,000(d)	$100(d)
Class Inst2 and Class R	None	N/A
Class Inst3	$0, $1,000, $2,000 or $1 million(e)	$100(e)
(a)
If your Class A, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.
(b)
Columbia Government Money Market Fund requires minimum initial investment of $2,000 for accounts with Systematic Investment Plans.
(c)
Columbia Government Money Market Fund requires minimum initial investment of $1,000 for accounts with Systematic Investment Plans.
(d)
The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for monthly Systematic Investment Plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
(e)
There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Additional Information about Minimum Initial Investments
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a Systematic Investment Plan, your account must meet the then-current applicable minimum initial investment.
Class Inst Shares Minimum Initial Investments
There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:
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Any health savings account sponsored by a third party platform.
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Buying, Selling and Exchanging Shares (continued)
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Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
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Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:
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Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
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Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:
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Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
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Any current employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
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Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
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Bank trust departments that assess their clients an asset-based fee.
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Certain other investors as set forth in more detail in the SAI.
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, Systematic Investment Plan purchases will be confirmed on your quarterly account statement. Columbia Government Money Market Fund Systematic Investment Plan purchases will be confirmed at the time of the purchase. If establishing a Systematic Investment Plan to reduce the initial fund minimum, the plan needs to be established monthly to avoid the small account fee.
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Buying, Selling and Exchanging Shares (continued)
Dividend Diversification
Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.
Other Purchase Rules You Should Know
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Once the Transfer Agent or your financial intermediary receives your purchase order in “good form,” your purchase will be made at the Fund’s next calculated public offering price per share, which is the NAV per share plus any sales charge that applies (i.e., the trade date).
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Once the Fund receives your purchase request in “good form,” you cannot cancel it after the market closes.
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You generally buy Class A shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
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Subject to Class eligibility, you buy Class C, Class Inst, Class Inst2, Class Inst3, Class R and Class S shares at NAV per share because no front-end sales charge applies to purchases of these share classes.
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Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account.
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Class Inst shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account except for any current employee of Columbia Management Investment Advisers, LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address.
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The Distributor and the Transfer Agent reserve the right to cancel your order request if the Fund does not receive payment within two business days of receiving your purchase order request. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
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Financial intermediaries are responsible for sending your purchase orders to the Transfer Agent and ensuring that the Fund receives your money on time.
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Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.
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You generally may make a purchase only into a Fund that is accepting investments.
Please also read Appendix A and contact your financial intermediary for more information regarding any reductions and/or waivers described therein.
Selling Shares
When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class C, Class Inst, Class Inst2, Class Inst3 and Class S share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
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Columbia Ultra Short Duration Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
Check Redemption Service (for Columbia Government Money Market Fund)
Class A and Class Inst shares of Columbia Government Money Market Fund (which is not offered in this prospectus) offer check writing privileges. If you have $2,000 in Columbia Government Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Government Money Market Fund must be at least $100 and not more than $100,000 per day. You can elect this service when you initially establish your account or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Government Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Government Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
Satisfying Fund Redemption Requests
When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any
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90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.
While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date(s). Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed-upon redemption date(s) than on an earlier date(s) on which the investment could have been redeemed for cash.
Redemption of Newly Purchased Shares
You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.
Other Redemption Rules You Should Know
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Once the Transfer Agent or your financial intermediary receives your redemption order in “good form,” your shares will be sold at the Fund’s next calculated NAV per share (i.e., the trade date). Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■
Once the Fund receives your redemption request in “good form,” you cannot cancel it after the market closes.
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The Distributor, in its sole discretion, reserves the right to liquidate Fund shares (of any class of the Fund) held in an omnibus account of a financial intermediary that clears Fund share transactions through a clearing intermediary or platform that charges certain maintenance fees to the Fund if the value of the omnibus account, at the Fund share class (i.e., CUSIP) level, falls below $100,000 (a CUSIP Liquidation Event). The Distributor will provide at least 90 days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Fund through such omnibus accounts can request through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.
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Effective July 1, 2024, the Distributor, in its sole discretion, reserves the right to liquidate shares of Class Inst of any Fund held by retirement plan recordkeepers or on TF or NTF brokerage platforms where the financial intermediary holds the shares in an omnibus account and in accounts with a value less than $5,000,000. The Distributor will provide at least 90 days’ notice of such a liquidation to financial intermediaries with impacted accounts. Shareholders invested in a Fund through such accounts can request a tax-free exchange to Class A or Class Inst2 shares, depending upon eligibility and provided requirements to transfer the account are fulfilled.
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If you sell your shares that are held in a Direct-at-Fund Account, we will normally send the redemption proceeds by mail or electronically transfer them to your bank account the next business day after the trade date. Note that your bank may take up to three business days to post an electronic funds transfer from your account.
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If you sell your shares through a financial intermediary, the Funds will normally send the redemption proceeds to your financial intermediary within two business days after the trade date.
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No interest will be paid on uncashed redemption checks.
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Buying, Selling and Exchanging Shares (continued)
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Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■
For broker-dealer and wrap fee accounts: The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement. The Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.
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Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.
You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, including from Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not charge a front-end sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.
Systematic Exchanges
You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.
Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.
Other Exchange Rules You Should Know
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Exchanges are made at the NAV next calculated (plus any applicable sales charge) after your exchange order is received in “good form” (i.e., the trade date).
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Once the Fund receives your exchange request in “good form,” you cannot cancel it after the market closes.
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The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
■
Shares of the purchased Fund may not be used on the same day for another exchange or sale.
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A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account in Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of another Columbia Fund.
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If you purchased Class A shares of a Columbia Fund that imposes a front-end sales charge (and you paid any applicable sales charge) and you then exchange those shares into Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge, you may exchange that amount to Class A of another Columbia Fund in the future, including dividends earned on that amount, without paying a sales charge.
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If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. Any applicable CDSC charged will be the CDSC of the original Fund.
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You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial intermediary for more information.
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You generally may make an exchange only into a Fund that is accepting investments.
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The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
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Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■
Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■
Class Inst shares of a Fund may be exchanged for Class A or Class Inst shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Inst shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Inst Shares for details.
■
Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account.
■
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account except for any current employee of the Investment Manager, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address.
Same-Fund Exchange Privilege
Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A. To exchange to another class of shares of the same Fund you must meet the new class’s eligibility criteria as described in this Prospectus.
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A shares of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) when the shareholder moves from a commissionable brokerage account
Prospectus 2026
65

Columbia Ultra Short Duration Municipal Bond Fund
Buying, Selling and Exchanging Shares (continued)
to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.
Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.
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Columbia Ultra Short Duration Municipal Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Daily
Distributions	Monthly
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as
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67

Columbia Ultra Short Duration Municipal Bond Fund
Distributions and Taxes (continued)
“buying a dividend.” To avoid “buying a dividend,” before you invest in a Fund, check the Fund's distribution schedule, which is available at the Columbia Funds' website, columbiathreadneedleus.com, and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to the Fund:
■
The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.
■
Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.
■
Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. Certain events may require the Fund to sell significant amounts of appreciated securities and make large dividends relative to the Fund’s NAV. Such events may include large net shareholder redemptions, portfolio rebalancing or fund mergers. The Fund generally provides estimates of expected capital gain dividends (if any) prior to the distribution on columbiathreadneedleus.com.
■
From time to time, a distribution from the Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■
If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.
■
Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.” Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.
■
Certain derivative instruments when held in the Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
■
Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on
68
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Distributions and Taxes (continued)
a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the SAI.
■
Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.
■
A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■
For sales, redemptions and exchanges of shares that were acquired in a non-qualified account after 2011, the Fund generally is required to report to shareholders and the Internal Revenue Service (IRS) cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. For more information regarding average cost basis reporting, other available cost basis methods, and selecting or changing to a different cost basis method, please see the SAI, columbiathreadneedleus.com, or contact the Fund at 800.345.6611. If you hold Fund shares through a financial intermediary (e.g., a brokerage firm), you should contact your financial intermediary to learn about its cost basis reporting default method and the reporting elections available to your account.
■
The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Fund that withholding does not apply, the IRS has notified us that the TIN listed on your account is incorrect according to its records, or the IRS informs the Fund that you are otherwise subject to backup withholding.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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69

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Columbia Ultra Short Duration Municipal Bond Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information for the three most recent fiscal years has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request. The information for the fiscal year ended August 31, 2022 has been derived from the financial statements audited by the Fund's former independent registered public accounting firm and, for the fiscal year ended August 31, 2021, the Predecessor Fund’s independent registered public accounting firm.
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Columbia Ultra Short Duration Municipal Bond Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$10.04	0.29	0.01	0.30	(0.30)	(0.30)
Year Ended 8/31/2024	$9.97	0.28	0.09	0.37	(0.30)	(0.30)
Year Ended 8/31/2023	$9.98	0.20	0.00	0.20	(0.21)	(0.21)
Year Ended 8/31/2022	$10.11	0.06	(0.13)	(0.07)	(0.06)	(0.06)
Year Ended 8/31/2021(g)	$10.09	0.04	0.02	0.06	(0.04)	(0.04)
Institutional Class
Year Ended 8/31/2025	$10.04	0.30	0.01	0.31	(0.31)	(0.31)
Year Ended 8/31/2024	$9.97	0.30	0.08	0.38	(0.31)	(0.31)
Year Ended 8/31/2023	$9.98	0.22	(0.01)(h)	0.21	(0.22)	(0.22)
Year Ended 8/31/2022(i)	$10.07	0.07	(0.10)	(0.03)	(0.06)	(0.06)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Net investment income (loss) per share calculated using the average shares method.
(h)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain
(loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(i)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
72
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class A
Year Ended 8/31/2025	$10.04	3.04%	0.63%	0.45%(d)	2.92%	38%	$4,518
Year Ended 8/31/2024	$10.04	3.75%	0.55%(e)	0.47%(d),(e)	2.85%	36%	$3,478
Year Ended 8/31/2023	$9.97	2.03%	0.50%(e)	0.48%(d),(e)	2.02%	82%	$4,224
Year Ended 8/31/2022	$9.98	(0.74%)	0.56%(e),(f)	0.48%(e),(f)	0.57%	104%	$8,199
Year Ended 8/31/2021(g)	$10.11	0.59%	0.64%	0.55%	0.40%	137%	$11,463
Institutional Class
Year Ended 8/31/2025	$10.04	3.18%	0.50%	0.32%(d)	3.02%	38%	$63,872
Year Ended 8/31/2024	$10.04	3.89%	0.41%(e)	0.33%(d),(e)	3.03%	36%	$2,527
Year Ended 8/31/2023	$9.97	2.17%	0.35%(e)	0.35%(d),(e)	2.24%	82%	$753
Year Ended 8/31/2022(i)	$9.98	(0.33%)	0.31%(e),(f)	0.27%(e),(f)	1.14%	104%	$1,254

Prospectus 2026
73

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts and does not apply in any case to non-omnibus positions wherever held. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to answer questions about these financial intermediary-specific policies and can direct you to the financial intermediary if you need help understanding them.
 Ameriprise Financial Services, LLC (Ameriprise Financial)
The following information has been provided by Ameriprise Financial:
Front-End Sales Charge Reductions on Class A Shares Purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Purchased through Ameriprise Financial:
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■
Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
Shares purchased by employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother,

Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and Class C shares Purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
 Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.
Front-End Sales Charge Waivers on Class A Shares Available at Baird:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund.
■
Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
■
Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and Class C Shares Available at Baird:
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased due to returns of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:
■
Breakpoints as described in this prospectus.
■
Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Letter of Intent (LOI)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement”):
■
The redemption and repurchase occur in the same account.
■
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529 shares made for recontribution of refunded amounts.
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■
Initial purchase minimum: $250
■
Subsequent purchase minimum: none
Minimum Balances
■
Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■
A fee-based account held on an Edward Jones platform.
■
A 529 account held on an Edward Jones platform.
■
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
■
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase Columbia Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.
Front-End Sales Charge* Waivers on Class A Shares Available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
* Also referred to as an “initial sales charge”.
 J.P. Morgan Securities LLC
The following information has been provided by J.P. Morgan Securities LLC:
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of Columbia fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible Columbia fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
■
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Columbia fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
 Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill)
The following information has been provided by Merrill:
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the Fund as defined in this prospectus (e.g., the Fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
Contingent Deferred Sales Charge (CDSC) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable requirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD supplement.
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
 Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Effective July 1, 2018, shareholders purchasing Columbia Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management Effective July 1, 2018:
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
■
Shares purchased through a Morgan Stanley self-directed brokerage account.
■
Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.
■
Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
 Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Columbia Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Columbia Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing Columbia Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.

Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Front-End Sales Load Waivers on Class A Shares Available at Raymond James:
■
Shares purchased in an investment advisory program.
■
Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
 Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates
The following information has been provided by Stifel:
Effective October 1, 2024, shareholders purchasing or holding Columbia Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Rights of accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Columbia Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Columbia Funds.
■
Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.

Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.
 Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
The following information has been provided by Wells Fargo:
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
■
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
■
Shares purchased through a rollover from another 529 plan.
■
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
■
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
Prospectus 2026

Columbia Ultra Short Duration Municipal Bond Fund
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
■
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
■
Effective April 1, 2026, Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
■
Gift of shares will not be considered when determining breakpoint discounts.
 Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Columbia Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:
■
For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Prospectus 2026

[This page intentionally left blank]

Columbia Ultra Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Series Trust II, of which the Fund is a series, is 811-21852.
Columbia Threadneedle Investments® is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Management Investment Advisers, LLC. All rights reserved.
PRO320_08_T01_(01/26)

STATEMENT OF ADDITIONAL INFORMATION
January 1, 2026
Columbia Funds Series Trust

Columbia California Intermediate Municipal Bond Fund
Class A: NACMX	Class Inst: NCMAX	Class Inst2: CNBRX
Class Inst3: CCBYX	Class S: NCMDX
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A: NBIAX	Class C: NBICX	Class Inst: NBGPX
Class Inst3: CPHNX	Class R: CLBRX	Class S: NBGDX
Columbia Capital Allocation Moderate Conservative Portfolio
Class A: NLGAX	Class C: NIICX	Class Inst: NIPAX
Class R: CLIRX
Columbia Convertible Securities Fund
Class A: PACIX	Class C: PHIKX	Class Inst: NCIAX
Class Inst2: COCRX	Class Inst3: CSFYX	Class S: NCIDX
Columbia Cornerstone Equity Fund
Class A: NSGAX	Class C: NSGCX	Class Inst: NSEPX
Class Inst2: CLCRX	Class Inst3: CLEYX	Class R§: —
Class S: NSEAX
Columbia Large Cap Enhanced Core Fund
Class A: NMIAX	Class Inst: NMIMX	Class Inst3: CECYX
Class R: CCERX	Class S: NMIDX
Columbia Large Cap Growth Opportunity Fund
Class A: NFEAX	Class Inst: NFEPX	Class Inst2: CADRX
Class Inst3: CLRYX	Class R: CLGPX	Class S: NFEDX
Columbia Large Cap Index Fund
Class A: NEIAX	Class Inst: NINDX	Class Inst2: CLXRX
Class Inst3: CLPYX
Columbia Mid Cap Index Fund
Class A: NTIAX	Class Inst: NMPAX	Class Inst2: CPXRX
Class Inst3: CMDYX
Columbia Overseas Value Fund
Class A: COAVX	Class C: COCVX	Class Inst: COSZX
Class Inst2: COSSX	Class Inst3: COSYX	Class R: COVUX
Class S: COSBX
Columbia Select Mid Cap Value Fund
Class A: CMUAX	Class C: CMUCX	Class Inst: NAMAX
Class Inst2: CVERX	Class Inst3: CMVYX	Class R: CMVRX
Class S: NAMBX
Columbia Short Duration Municipal Bond Fund
Class A: NSMMX	Class Inst: NSMIX	Class Inst2: CNNRX
Class Inst3: CSMYX	Class S: NSMDX
Columbia Short Term Bond Fund
Class A: NSTRX	Class C: NSTIX	Class Inst: NSTMX
Class Inst2: CCBRX	Class Inst3: CSBYX	Class S: NSTDX
Columbia Small Cap Index Fund
Class A: NMSAX	Class Inst: NMSCX	Class Inst2: CXXRX
Class Inst3: CSPYX
Columbia Small Cap Value and Inflection Fund
Class A: COVAX	Class Inst: NSVAX	Class Inst2: CRRRX
Class Inst3: CRRYX	Class R: CCTRX	Class S: NSVBX
Columbia Funds Series Trust I

Columbia Adaptive Risk Allocation Fund
Class A: CRAAX	Class C: CRACX	Class Inst: CRAZX
Class Inst2: CRDRX	Class Inst3: CARYX	Class S: CRADX
Columbia Balanced Fund
Class A: CBLAX	Class C: CBLCX	Class Inst: CBALX
Class Inst2: CLREX	Class Inst3: CBDYX	Class R: CBLRX
Class S: CBABX
Columbia Bond Fund
Class A: CNDAX	Class Inst: UMMGX	Class Inst2: CNFRX
Class Inst3: CBFYX	Class S: UMMDX
Columbia Contrarian Core Fund
Class A: LCCAX	Class C: LCCCX	Class Inst: SMGIX
Class Inst2: COFRX	Class Inst3: COFYX	Class R: CCCRX
Class S: SMGEX
Columbia Cornerstone Growth Fund
Class A: LEGAX	Class C: LEGCX	Class E: CLGEX
Class Inst: GEGTX	Class Inst2: CLWFX	Class Inst3: CGFYX
Class R: CGWRX	Class S: GEGDX
Columbia Dividend Income Fund
Class A: LBSAX	Class C: LBSCX	Class Inst: GSFTX
Class Inst2: CDDRX	Class Inst3: CDDYX	Class R: CDIRX
Class S: GFSDX
Columbia Emerging Markets Fund
Class A: EEMAX	Class C: EEMCX	Class Inst: UMEMX
Class Inst2: CEKRX	Class Inst3: CEKYX	Class S: UMEBX
Columbia Global Technology Growth Fund
Class A: CTCAX	Class C: CTHCX	Class Inst: CMTFX
Class Inst2: CTHRX	Class Inst3: CGTUX	Class S: CGTDX
Columbia Greater China Fund
Class A: NGCAX	Class Inst: LNGZX	Class Inst3: CGCYX
Columbia High Yield Municipal Fund
Class A: LHIAX	Class C: CHMCX	Class Inst: SRHMX
Class Inst2: CHMYX	Class Inst3: CHHYX	Class S: SRHDX
Columbia Integrated Large Cap Growth Fund II
Class Inst: CZMGX
Columbia Intermediate Duration Municipal Bond Fund
Class A: LITAX	Class C: LITCX	Class Inst: SETMX
Class Inst2: CTMRX	Class Inst3: CIMYX	Class S: SETDX
Columbia International Dividend Income Fund
Class A: CSVAX	Class Inst: CSVFX	Class Inst2: CADPX
Class Inst3: CLSYX	Class S: CSVEX
Columbia Massachusetts Intermediate Municipal Bond Fund
Class A: LMIAX	Class Inst: SEMAX	Class Inst3: CMMYX
Columbia Multi Strategy Alternatives Fund
Class A: CLAAX	Class C: CLABX	Class Inst: CLAZX
Columbia New York Intermediate Municipal Bond Fund
Class A: LNYAX	Class Inst: GNYTX	Class Inst2: CNYUX
Class Inst3: CNYYX
Columbia Oregon Intermediate Municipal Bond Fund
Class A: COEAX	Class Inst: CMBFX	Class Inst2: CODRX
Class Inst3: CORYX	Class S: CMBCX
Columbia Real Estate Equity Fund
Class A: CREAX	Class Inst: CREEX	Class Inst2: CRRVX
Class Inst3: CREYX	Class S: CREHX
Columbia Select Corporate Income Fund
Class A: LIIAX	Class Inst: SRINX	Class Inst2: CPIRX
Class Inst3: CRIYX	Class S: SRIJX

Columbia Select Large Cap Growth Fund
Class A: ELGAX	Class Inst: UMLGX	Class Inst2: CGTRX
Class Inst3: CCWRX	Class R: URLGX	Class S: UMLAX
Columbia Select Mid Cap Growth Fund
Class A: CBSAX	Class C: CMCCX	Class Inst: CLSPX
Class Inst2: CMGVX	Class Inst3: CMGYX	Class S: CLSDX
Columbia Small Cap Growth Fund
Class A: CGOAX	Class C: CGOCX	Class Inst: CMSCX
Class Inst2: CSCRX	Class Inst3: CSGYX	Class R: CCRIX
Class S: CMSHX
Columbia Small Cap Value Discovery Fund
Class A: CSMIX	Class C: CSSCX	Class Inst: CSCZX
Class Inst2: CUURX	Class Inst3: CSVYX	Class R: CSVRX
Class S: CSCQX
Columbia Strategic California Municipal Income Fund
Class A: CLMPX	Class C: CCAOX	Class Inst: CCAZX
Class Inst2: CCAUX	Class Inst3: CCXYX
Columbia Strategic Income Fund
Class A: COSIX	Class C: CLSCX	Class Inst: LSIZX
Class Inst2: CTIVX	Class Inst3: CPHUX	Class R: CSNRX
Class S: LSIDX
Columbia Strategic New York Municipal Income Fund
Class A: COLNX	Class C: CNYCX	Class Inst: CNYZX
Class Inst2: CNYRX	Class Inst3: CNTYX
Columbia Total Return Bond Fund
Class A: LIBAX	Class C: LIBCX	Class Inst: SRBFX
Class Inst2: CTBRX	Class Inst3: CTBYX	Class R: CIBRX
Class S: SRBAX
Columbia Total Return Municipal Income Fund
Class A: COLTX	Class C: COLCX	Class Inst: CTEZX
Class Inst2: CADMX	Class Inst3: CTEYX	Class S: CTEDX
Columbia U.S. Treasury Index Fund
Class A: LUTAX	Class Inst: IUTIX	Class Inst2: CUTRX
Class Inst3: CUTYX
Columbia Ultra Short Term Bond Fund
Class A: CUSOX	Class Inst: CUSBX	Class Inst3: CMGUX
Multi-Manager Alternative Strategies Fund
Class Inst: CZAMX
Multi-Manager Directional Alternative Strategies Fund
Class Inst: CDAZX
Multi-Manager International Equity Strategies Fund
Class Inst: CMIEX
Multi-Manager Large Cap Growth Strategies Fund
Class Inst: CLCEX
Multi-Manager Small Cap Equity Strategies Fund
Class Inst: CZMSX
Multi-Manager Total Return Bond Strategies Fund
Class Inst: CTRZX
Multisector Bond SMA Completion Portfolio
MBSAX
Overseas SMA Completion Portfolio
OSCBX
Columbia Funds Series Trust II

Columbia Capital Allocation Aggressive Portfolio
Class A: AXBAX	Class C: RBGCX	Class Inst: CPAZX
Class Inst3: CPDIX	Class R: CPARX
Columbia Capital Allocation Conservative Portfolio
Class A: ABDAX	Class C: RPCCX	Class Inst: CBVZX
Columbia Capital Allocation Moderate Portfolio
Class A: ABUAX	Class C: AMTCX	Class Inst: CBMZX
Class Inst3: CPDMX
Columbia Commodity Strategy Fund
Class A: CCSAX	Class Inst: CCSZX	Class Inst2: CADLX
Class Inst3: CCFYX
Columbia Disciplined Core Fund
Class A: AQEAX	Class C: RDCEX	Class Inst: CCRZX
Class Inst2: RSIPX	Class Inst3: CCQYX
Columbia Disciplined Growth Fund
Class A: RDLAX	Class C: RDLCX	Class Inst: CLQZX
Class Inst3: CGQYX
Columbia Disciplined Value Fund
Class A: RLCAX	Class C: RDCCX	Class Inst: CVQZX
Columbia Dividend Opportunity Fund
Class A: INUTX	Class C: ACUIX	Class Inst: CDOZX
Class Inst2: RSDFX	Class Inst3: CDOYX	Class R: RSOOX
Class S: CDOAX
Columbia Emerging Markets Bond Fund
Class A: REBAX	Class Inst: CMBZX	Class Inst2: CEBRX
Class Inst3: CEBYX	Class R: CMBRX
Columbia Flexible Capital Income Fund
Class A: CFIAX	Class C: CFIGX	Class Inst: CFIZX
Class Inst2: CFXRX	Class Inst3: CFCYX	Class S: CFILX
Columbia Floating Rate Fund
Class A: RFRAX	Class C: RFRCX	Class Inst: CFRZX
Class Inst2: RFRFX	Class Inst3: CFRYX
Columbia Global Opportunities Fund
Class A: IMRFX	Class Inst: CSAZX
Columbia Global Value Fund
Class A: IEVAX	Class C: REVCX	Class Inst: CEVZX
Class Inst2: RSEYX	Class Inst3: CEVYX	Class R: REVRX
Class S: CEVAX
Columbia Government Money Market Fund
Class A: IDSXX	Class Inst: IDYXX	Class Inst2: CMRXX
Class Inst3: CGMXX
Columbia High Yield Bond Fund
Class A: INEAX	Class C: APECX	Class Inst: CHYZX
Class Inst2: RSHRX	Class Inst3: CHYYX	Class R: CHBRX
Class S: CHYEX
Columbia Income Builder Fund
Class A: RBBAX	Class C: RBBCX	Class Inst: CBUZX
Class Inst2: CKKRX	Class Inst3: CIBYX	Class R: CBURX
Columbia Income Opportunities Fund
Class A: AIOAX	Class C: RIOCX	Class Inst: CIOZX
Class Inst2: CEPRX	Class Inst3: CIOYX	Class S: CIODX
Columbia Integrated Large Cap Growth Fund
Class A: ILGCX	Class Inst: ILGGX	Class Inst3: ILGJX
Columbia Integrated Large Cap Value Fund
Class A: ILVBX	Class Inst: ILVFX
Columbia Integrated Small Cap Growth Fund
Class A: ISGDX	Class Inst: ISGNX
Columbia Intrinsic Value Fund
Class A: INDZX	Class C: ADECX	Class Inst: CDVZX
Class Inst2: RSEDX	Class Inst3: CDEYX
Columbia Minnesota Tax-Exempt Fund
Class A: IMNTX	Class C: RMTCX	Class Inst: CMNZX
Class Inst2: CADOX	Class Inst3: CMNYX
Columbia Mortgage Opportunities Fund
Class A: CLMAX	Class C: CLMCX	Class Inst: CLMZX
Class Inst2: CLMVX	Class Inst3: CMOYX	Class S: CLMDX
Columbia Overseas Core Fund
Class A: COSAX	Class Inst: COSNX	Class Inst2: COSTX
Class Inst3: COSOX
Columbia Pyrford International Stock Fund
Class A: PISDX	Class Inst: PISLX	Class Inst2: PISOX
Class Inst3: PISQX	Class R: PISJX
Columbia Quality Income Fund
Class A: AUGAX	Class C: AUGCX	Class Inst: CUGZX
Class Inst2: CGVRX	Class Inst3: CUGYX
Columbia Select Global Equity Fund
Class A: IGLGX	Class C: RGCEX	Class Inst: CGEZX
Class Inst2: RGERX	Class Inst3: CSEYX

Columbia Select Large Cap Value Fund
Class A: SLVAX	Class C: SVLCX	Class Inst: CSVZX
Class Inst2: SLVIX	Class Inst3: CSRYX	Class R: SLVRX
Class S: CSVGX
Columbia Select Short Corporate Income Fund
Class A: ALDAX	Class C: RDCLX	Class Inst: CLDZX
Class Inst2: CTLRX	Class Inst3: CLDYX
Columbia Select Small Cap Value Fund
Class A: SSCVX	Class Inst: CSSZX	Class Inst2: SSVIX
Class Inst3: CSSYX
Columbia Seligman Global Technology Fund
Class A: SHGTX	Class C: SHTCX	Class Inst: CSGZX
Class Inst2: SGTTX	Class Inst3: CGTYX	Class R: SGTRX
Class S: CSGAX
Columbia Seligman Technology and Information Fund
Class A: SLMCX	Class C: SCICX	Class Inst: CCIZX
Class Inst2: SCMIX	Class Inst3: CCOYX	Class R: SCIRX
Class S: CCIFX
Columbia Strategic Municipal Income Fund
Class A: INTAX	Class C: RTCEX	Class Inst: CATZX
Class Inst2: CADNX	Class Inst3: CATYX	Class S: CATSX
Columbia Ultra Short Duration Municipal Bond Fund
Class A: USMBX	Class Inst: USMEX
Multi-Manager Value Strategies Fund
Class Inst: CZMVX
§
This share class is not currently available for purchase.
Certain share classes in the table above, and throughout this SAI, are referred to using their abbreviated form. These full share class names are as follows: Institutional Class (Class Inst); Institutional 2 Class (Class Inst2); and Institutional 3 Class (Class Inst3).
Unless the context indicates otherwise, references herein to “each Fund,” “the Fund,” “a Fund,” “the Funds” or “Funds” refer to each Fund named above.
This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with each Fund’s current prospectus (as amended or supplemented), the date of which may be found in the section of this SAI entitled About the Trusts. The most recent annual Form N-CSR for each Fund identified in the table below (as applicable), which includes the Fund’s audited financial statements for its most recent fiscal period, and where identified in the table below, the most recent semiannual Form N-CSR, are incorporated herein by reference.
Copies of the Funds’ current prospectuses, annual and semiannual reports, and Forms N-CSR (once available, as applicable) may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at columbiathreadneedleus.com.
Shareholder Reports
Trust, Fund Name and Fiscal Year End:
January 31
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	Form N-CSR
Columbia Capital Allocation Moderate Conservative Portfolio	Form N-CSR
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	Form N-CSR
Columbia Capital Allocation Conservative Portfolio	Form N-CSR
Columbia Capital Allocation Moderate Portfolio	Form N-CSR
Columbia Income Builder Fund	Form N-CSR
February 28/29
Columbia Funds Series Trust
Columbia Convertible Securities Fund	Form N-CSR
Columbia Cornerstone Equity Fund	Form N-CSR
Columbia Large Cap Enhanced Core Fund	Form N-CSR
Columbia Large Cap Growth Opportunity Fund	Form N-CSR
Columbia Large Cap Index Fund	Form N-CSR
Columbia Mid Cap Index Fund	Form N-CSR
Columbia Overseas Value Fund	Form N-CSR
Columbia Select Mid Cap Value Fund	Form N-CSR

Trust, Fund Name and Fiscal Year End:
Columbia Small Cap Index Fund	Form N-CSR
Columbia Small Cap Value and Inflection Fund	Form N-CSR
Columbia Funds Series Trust II
Columbia Global Value Fund	Form N-CSR
Columbia Overseas Core Fund	Form N-CSR
March 31
Columbia Funds Series Trust
Columbia Short Term Bond Fund	Form N-CSR
Columbia Funds Series Trust I
Columbia Integrated Large Cap Growth Fund II	Form N-CSR
Columbia Select Large Cap Growth Fund	Form N-CSR
April 30
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	Form N-CSR
Columbia Short Duration Municipal Bond Fund	Form N-CSR
Columbia Funds Series Trust I
Columbia Bond Fund	Form N-CSR
Columbia Select Corporate Income Fund	Form N-CSR
Columbia Small Cap Value Discovery Fund	Form N-CSR
Columbia Total Return Bond Fund	Form N-CSR
Columbia U.S. Treasury Index Fund	Form N-CSR
Multi-Manager Directional Alternative Strategies Fund	Form N-CSR
May 31
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	Form N-CSR
Columbia Dividend Income Fund	Form N-CSR
Columbia High Yield Municipal Fund	Form N-CSR
Columbia Multi Strategy Alternatives Fund	Form N-CSR
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	Form N-CSR
Columbia Dividend Opportunity Fund	Form N-CSR
Columbia Flexible Capital Income Fund	Form N-CSR
Columbia High Yield Bond Fund	Form N-CSR
Columbia Intrinsic Value Fund	Form N-CSR
Columbia Mortgage Opportunities Fund	Form N-CSR
Columbia Quality Income Fund	Form N-CSR
Columbia Select Large Cap Value Fund	Form N-CSR
Columbia Select Small Cap Value Fund	Form N-CSR
Columbia Seligman Technology and Information Fund	Form N-CSR
Multi-Manager Value Strategies Fund	Form N-CSR
July 31
Columbia Funds Series Trust I
Columbia Cornerstone Growth Fund	Form N-CSR
Columbia Oregon Intermediate Municipal Bond Fund	Form N-CSR

Trust, Fund Name and Fiscal Year End:
Columbia Total Return Municipal Income Fund	Form N-CSR
Columbia Ultra Short Term Bond Fund	Form N-CSR
Columbia Funds Series Trust II
Columbia Disciplined Core Fund	Form N-CSR
Columbia Disciplined Growth Fund	Form N-CSR
Columbia Disciplined Value Fund	Form N-CSR
Columbia Floating Rate Fund	Form N-CSR
Columbia Global Opportunities Fund	Form N-CSR
Columbia Government Money Market Fund	Form N-CSR
Columbia Income Opportunities Fund	Form N-CSR
Columbia Minnesota Tax-Exempt Fund	Form N-CSR
Columbia Select Short Corporate Income Fund	Form N-CSR
Columbia Strategic Municipal Income Fund	Form N-CSR
August 31
Columbia Funds Series Trust I
Columbia Balanced Fund	Form N-CSR
Columbia Contrarian Core Fund	Form N-CSR
Columbia Emerging Markets Fund	Form N-CSR
Columbia Global Technology Growth Fund	Form N-CSR
Columbia Greater China Fund	Form N-CSR
Columbia International Dividend Income Fund	Form N-CSR
Columbia Select Mid Cap Growth Fund	Form N-CSR
Columbia Small Cap Growth Fund	Form N-CSR
Columbia Strategic Income Fund	Form N-CSR
Multi-Manager Alternative Strategies Fund	Form N-CSR
Multi-Manager International Equity Strategies Fund	Form N-CSR
Multi-Manager Small Cap Equity Strategies Fund	Form N-CSR
Multi-Manager Total Return Bond Strategies Fund	Form N-CSR
Multisector Bond SMA Completion Portfolio	Form N-CSR
Overseas SMA Completion Portfolio	Form N-CSR
Columbia Funds Series Trust II
Columbia Emerging Markets Bond Fund	Form N-CSR
Columbia Integrated Large Cap Growth Fund	Form N-CSR
Columbia Integrated Large Cap Value Fund	Form N-CSR
Columbia Integrated Small Cap Growth Fund	Form N-CSR
Columbia Pyrford International Stock Fund	Form N-CSR
Columbia Ultra Short Duration Municipal Bond Fund	Form N-CSR
October 31
Columbia Funds Series Trust I
Columbia Intermediate Duration Municipal Bond Fund	Form N-CSR
Columbia Massachusetts Intermediate Municipal Bond Fund	Form N-CSR
Columbia New York Intermediate Municipal Bond Fund	Form N-CSR
Columbia Strategic California Municipal Income Fund	Form N-CSR
Columbia Strategic New York Municipal Income Fund	Form N-CSR

Trust, Fund Name and Fiscal Year End:
Columbia Funds Series Trust II
Columbia Select Global Equity Fund	Form N-CSR
Columbia Seligman Global Technology Fund	Form N-CSR
December 31
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	Form N-CSR

Statement of Additional Information – January 1, 2026

SAI PRIMER
The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, as supplemented from time to time, can be found online at columbiathreadneedleus.com and/or by accessing the SEC’s website at www.sec.gov.
For purposes of any electronic version of this SAI, all references to websites or universal resource locators (URLs) are intended to be inactive and are not meant to incorporate the contents of any such website or URL into this SAI, with the exception of the most recent Form N-CSR for each Fund, as noted on the front cover of this SAI.
The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of help or interest to some investors. Among other things, the SAI provides information about:
■
the organization of each Trust (of which the Funds are series);
■
the Funds’ investments;
■
the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;
■
the governance of the Funds;
■
the Funds’ brokerage practices;
■
the share classes offered by the Funds;
■
the purchase, redemption and pricing of Fund shares; and
■
the application of U.S. federal income tax laws.
If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.
Throughout this SAI, the term “financial intermediary” may refer, generally, to one or more of the selling agents and/or servicing agents that are authorized to sell and/or service shares of the Funds, which may include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries.
Each Fund typically updates its registration statement approximately four months after the end of its fiscal year, although in certain circumstances a Fund may update its registration statement sooner. Some of the information in this SAI is reported for a Fund as of the end of the Fund’s last fiscal year (or period) or during the Fund’s last fiscal year (or period). This is a reference to the fiscal year (or period) ending prior to the Fund’s last annual update, which may be fifteen months or more prior to the date of the SAI. See About the Trusts for each Fund’s fiscal year end and most recent prospectus date (i.e., the date of the Fund’s last annual update).
Before reading the SAI, you should consult the prospectus for the Fund as well as the Glossary below, which defines certain of the terms used in the SAI. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in a Fund’s prospectus and any related prospectus supplements.
Glossary
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Allspring	Allspring Global Investments, LLC
AlphaSimplex	AlphaSimplex Group, LLC
American Century	American Century Investment Management, Inc.
Ameriprise Financial	Ameriprise Financial, Inc.
AQR	AQR Capital Management, LLC
Arrowstreet	Arrowstreet Capital, Limited Partnership
Baillie Gifford	Baillie Gifford Overseas Limited
Bank of America	Bank of America Corporation
Board	A Trust’s Board of Trustees
Boston Partners	Boston Partners Global Investors, Inc.
Statement of Additional Information – January 1, 2026

Business Day
Any day on which the NYSE is open for business. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00
p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Capital Allocation Portfolios
Collectively, Columbia Capital Allocation Aggressive Portfolio, Columbia
Capital Allocation Conservative Portfolio, Columbia Capital Allocation
Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate
Conservative Portfolio and Columbia Capital Allocation Moderate
Portfolio

Causeway	Causeway Capital Management LLC
CEA	Commodity Exchange Act
CFST	Columbia Funds Series Trust
CFST I	Columbia Funds Series Trust I
CFST II	Columbia Funds Series Trust II
CFTC	The United States Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
Codes of Ethics
The codes of ethics adopted by the Funds, Columbia Management
Investment Advisers, LLC (the Investment Manager), Columbia
Management Investment Distributors, Inc. and/or any sub-adviser, as applicable, pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds or Columbia Funds Complex
The fund complex, including the Funds, that is comprised of the registered investment companies, including traditional mutual funds, closed-end funds, and ETFs, advised by the Investment Manager or its affiliates

Columbia Management	Columbia Management Investment Advisers, LLC
Columbia Threadneedle Investments®	The global brand name of the Columbia and Threadneedle group of companies
Conestoga	Conestoga Capital Advisors, LLC
Crabel	Crabel Capital Management, LLC
Custodian	JPMorgan Chase Bank, N.A. currently serves as Custodian. In 2026, custody of the Funds is expected to transition from JPMorgan Chase Bank, N.A. to State Street Bank and Trust Company.
DBRS	Morningstar DBRS
DFA	Dimensional Fund Advisors LP
Diamond Hill	Diamond Hill Capital Management, Inc.
Distribution Agreement	The Distribution Agreement between a Trust, on behalf of its Funds, and the Distributor
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares
Distributor	Columbia Management Investment Distributors, Inc.
FDIC	Federal Deposit Insurance Corporation
FHLMC	The Federal Home Loan Mortgage Corporation
FINRA	Financial Industry Regulatory Authority
Statement of Additional Information – January 1, 2026

Fitch	Fitch Ratings, Inc.
FNMA	Federal National Mortgage Association
The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI
GICS
The Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. (MSCI®) and S&P Global
Market Intelligence Inc. (S&P Global Market Intelligence). GICS is a
service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by the Investment Manager. Neither GICS, MSCI, nor S&P
Global Market Intelligence are affiliated with the Funds, the Investment
Manager or any Columbia entity.

GNMA	Government National Mortgage Association
Hotchkis & Wiley	Hotchkis & Wiley Capital Management, LLC
Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds
Interested Trustee	A Trustee of the Board who is currently deemed to be an “interested person” (as defined in the 1940 Act) of the Funds
Investment Manager	Columbia Management Investment Advisers, LLC
IRS	United States Internal Revenue Service
Jacobs Levy	Jacobs Levy Equity Management, Inc.
JPMIM	J.P. Morgan Investment Management Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
KBRA	Kroll Bond Rating Agency
Loomis Sayles	Loomis, Sayles & Company, L.P.
Los Angeles Capital	Los Angeles Capital Management LLC
Management Agreement	The Management Agreements, as amended, if applicable, between a Trust, on behalf of the Funds, and the Investment Manager
Manulife	Manulife Investment Management (US) LLC
MidOcean	MidOcean Credit Fund Management, L.P.
Moody’s Ratings	Moody’s Investors Service, Inc.
Multi-Manager Strategies Funds
Multi-Manager Alternative Strategies Fund, Multi-Manager Directional
Alternative Strategies Fund, Multi-Manager International Equity
Strategies Fund, Multi-Manager Large Cap Growth Strategies Fund, Multi-
Manager Small Cap Equity Strategies Fund, Multi-Manager Total Return
Bond Strategies Fund and Multi-Manager Value Strategies Fund. Shares
of the Multi-Manager Strategies Funds are offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial,
Inc. or its affiliates.

NASDAQ	National Association of Securities Dealers Automated Quotations system
NAV	Net asset value per share of a Fund
NRSRO	Nationally recognized statistical ratings organization (such as, for example, Moody’s Ratings, Fitch or S&P Global Ratings)
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
PGIM Fixed Income	PGIM, Inc., the asset management arm of Prudential Financial, Inc.
PGIM Quantitative Solutions	PGIM Quantitative Solutions LLC (formerly, QMA LLC)
PwC	PricewaterhouseCoopers LLP
Pyrford	Pyrford International Ltd
REIT	Real estate investment trust
REMIC	Real estate mortgage investment conduit
RIC	A “regulated investment company,” as such term is used in the Code
Statement of Additional Information – January 1, 2026

S&P
S&P Global Ratings, a division of S&P Global Inc. (“Standard & Poor’s”
and “S&P” are trademarks of S&P Global Inc. and have been licensed for use by the Investment Manager. The Columbia Funds are not sponsored, endorsed, sold or promoted by S&P Global Ratings, and S&P Global
Ratings makes no representation regarding the advisability of investing in the Columbia Funds.)

SAI	This Statement of Additional Information, as amended and supplemented from time-to-time
SEC	United States Securities and Exchange Commission
Shares	Shares of a Fund
SOFR	Secured Overnight Financing Rate
Solution Series Funds	Multisector Bond SMA Completion Portfolio and Overseas SMA Completion Portfolio
State Street	State Street Bank and Trust Company
Subadvisory Agreement	The Subadvisory Agreement among a Trust on behalf of the Fund(s), the Investment Manager and a Fund’s investment subadviser(s), as the context may require
Subsidiary	One or more wholly-owned subsidiaries of a Fund
Summit Partners	Summit Partners Public Asset Management, LLC
TCW	TCW Investment Management Company LLC
Thames River Capital	Thames River Capital LLP
Threadneedle	Threadneedle Asset Management Limited
Transfer Agency Agreement	The Transfer and Dividend Disbursing Agent Agreement between a Trust, on behalf of its Funds, and the Transfer Agent
Transfer Agent	Columbia Management Investment Services Corp.
Trustee(s)	One or more members of the Board
Trusts	CFST, CFST I and CFST II, which are the registered investment companies in the Columbia Funds Complex to which this SAI relates
Voya	Voya Investment Management Co. LLC
Walter Scott	Walter Scott & Partners Limited
Throughout this SAI, the Funds are referred to as follows:
Fund Name:	Referred to as:
Columbia Adaptive Risk Allocation Fund	Adaptive Risk Allocation Fund
Columbia Balanced Fund	Balanced Fund
Columbia Bond Fund	Bond Fund
Columbia California Intermediate Municipal Bond Fund	CA Intermediate Municipal Bond Fund
Columbia Capital Allocation Aggressive Portfolio	Capital Allocation Aggressive Portfolio
Columbia Capital Allocation Conservative Portfolio	Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio	Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio	Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio	Capital Allocation Moderate Portfolio
Columbia Contrarian Core Fund	Contrarian Core Fund
Columbia Commodity Strategy Fund	Commodity Strategy Fund
Columbia Convertible Securities Fund	Convertible Securities Fund
Columbia Cornerstone Equity Fund	Cornerstone Equity Fund
Columbia Cornerstone Growth Fund	Cornerstone Growth Fund
Columbia Disciplined Core Fund	Disciplined Core Fund
Columbia Disciplined Growth Fund	Disciplined Growth Fund
Statement of Additional Information – January 1, 2026

Fund Name:	Referred to as:
Columbia Disciplined Value Fund	Disciplined Value Fund
Columbia Dividend Income Fund	Dividend Income Fund
Columbia Dividend Opportunity Fund	Dividend Opportunity Fund
Columbia Emerging Markets Fund	Emerging Markets Fund
Columbia Emerging Markets Bond Fund	Emerging Markets Bond Fund
Columbia Flexible Capital Income Fund	Flexible Capital Income Fund
Columbia Floating Rate Fund	Floating Rate Fund
Columbia Global Opportunities Fund	Global Opportunities Fund
Columbia Global Technology Growth Fund	Global Technology Growth Fund
Columbia Global Value Fund	Global Value Fund
Columbia Government Money Market Fund	Government Money Market Fund
Columbia Greater China Fund	Greater China Fund
Columbia High Yield Bond Fund	High Yield Bond Fund
Columbia High Yield Municipal Fund	High Yield Municipal Fund
Columbia Income Builder Fund	Income Builder Fund
Columbia Income Opportunities Fund	Income Opportunities Fund
Columbia Integrated Large Cap Growth Fund	Integrated Large Cap Growth Fund
Columbia Integrated Large Cap Growth Fund II	Integrated Large Cap Growth Fund II
Columbia Integrated Large Cap Value Fund	Integrated Large Cap Value Fund
Columbia Integrated Small Cap Growth Fund	Integrated Small Cap Growth Fund
Columbia Intermediate Duration Municipal Bond Fund	Intermediate Duration Municipal Bond Fund
Columbia International Dividend Income Fund	International Dividend Income Fund
Columbia Intrinsic Value Fund	Intrinsic Value Fund
Columbia Large Cap Enhanced Core Fund	Large Cap Enhanced Core Fund
Columbia Large Cap Growth Opportunity Fund	Large Cap Growth Opportunity Fund
Columbia Large Cap Index Fund	Large Cap Index Fund
Columbia Massachusetts Intermediate Municipal Bond Fund	MA Intermediate Municipal Bond Fund
Columbia Mid Cap Index Fund	Mid Cap Index Fund
Columbia Minnesota Tax-Exempt Fund	MN Tax-Exempt Fund
Columbia Mortgage Opportunities Fund	Mortgage Opportunities Fund
Columbia Multi Strategy Alternatives Fund	Multi Strategy Alternatives Fund
Columbia New York Intermediate Municipal Bond Fund	NY Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund	OR Intermediate Municipal Bond Fund
Columbia Overseas Core Fund	Overseas Core Fund
Columbia Overseas Value Fund	Overseas Value Fund
Columbia Pyrford International Stock Fund	Pyrford International Stock Fund
Columbia Quality Income Fund	Quality Income Fund
Columbia Real Estate Equity Fund	Real Estate Equity Fund
Columbia Select Corporate Income Fund	Select Corporate Income Fund
Columbia Select Global Equity Fund	Select Global Equity Fund
Columbia Select Large Cap Growth Fund	Select Large Cap Growth Fund
Columbia Select Large Cap Value Fund	Select Large Cap Value Fund
Columbia Select Mid Cap Growth Fund	Select Mid Cap Growth Fund
Columbia Select Mid Cap Value Fund	Select Mid Cap Value Fund
Statement of Additional Information – January 1, 2026

Fund Name:	Referred to as:
Columbia Select Short Corporate Income Fund	Select Short Corporate Income Fund
Columbia Select Small Cap Value Fund	Select Small Cap Value Fund
Columbia Seligman Global Technology Fund	Seligman Global Technology Fund
Columbia Seligman Technology and Information Fund	Seligman Technology and Information Fund
Columbia Short Duration Municipal Bond Fund	Short Duration Municipal Bond Fund
Columbia Short Term Bond Fund	Short Term Bond Fund
Columbia Small Cap Growth Fund	Small Cap Growth Fund
Columbia Small Cap Index Fund	Small Cap Index Fund
Columbia Small Cap Value Discovery Fund	Small Cap Value Discovery Fund
Columbia Small Cap Value and Inflection Fund	Small Cap Value and Inflection Fund
Columbia Strategic California Municipal Income Fund	Strategic CA Municipal Income Fund
Columbia Strategic Income Fund	Strategic Income Fund
Columbia Strategic Municipal Income Fund	Strategic Municipal Income Fund
Columbia Strategic New York Municipal Income Fund	Strategic NY Municipal Income Fund
Columbia Total Return Bond Fund	Total Return Bond Fund
Columbia Total Return Municipal Income Fund	Total Return Municipal Income Fund
Columbia U.S. Treasury Index Fund	U.S. Treasury Index Fund
Columbia Ultra Short Duration Municipal Bond Fund	Ultra Short Duration Municipal Bond Fund
Columbia Ultra Short Term Bond Fund	Ultra Short Term Bond Fund
Multi-Manager Alternative Strategies Fund	MM Alternative Strategies Fund
Multi-Manager Directional Alternative Strategies Fund	MM Directional Alternative Strategies Fund
Multi-Manager International Equity Strategies Fund	MM International Equity Strategies Fund
Multi-Manager Large Cap Growth Strategies Fund	MM Large Cap Growth Strategies Fund
Multi-Manager Small Cap Equity Strategies Fund	MM Small Cap Equity Strategies Fund
Multi-Manager Total Return Bond Strategies Fund	MM Total Return Bond Strategies Fund
Multi-Manager Value Strategies Fund	MM Value Strategies Fund
Multisector Bond SMA Completion Portfolio	Multisector Bond SMA Completion Portfolio
Overseas SMA Completion Portfolio	Overseas SMA Completion Portfolio
Statement of Additional Information – January 1, 2026

ABOUT THE Trusts
The Trusts are open-end management investment companies registered with the SEC under the 1940 Act with an address at 290 Congress Street, Boston, MA 02210.
CFST was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, CFST changed its name from Nations Funds Trust to Columbia Funds Series Trust. CFST I was organized as a Massachusetts business trust on October 6, 1987. On October 13, 2003, CFST I changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX. On September 19, 2005, CFST I changed its name from Columbia Funds Trust IX to its current name. CFST II was organized as a Massachusetts business trust on January 27, 2006. On March 7, 2011, CFST II changed its name from RiverSource Series Trust to Columbia Funds Series Trust II and prior to September 11, 2007 was known as RiverSource Retirement Series Trust. The offering of Fund shares is registered under the 1933 Act.
Fund	Fiscal Year End	Prospectus Date	Date Began Operations*	Diversified**	Fund Investment Category***
Adaptive Risk Allocation Fund	May 31	10/1/2025	6/19/2012	Yes	Alternative
Balanced Fund	August 31	1/1/2026	10/1/1991	Yes	Equity/Taxable fixed income
Bond Fund	April 30	9/1/2025	1/9/1986	Yes	Taxable fixed income
CA Intermediate Municipal Bond Fund	April 30	9/1/2025	8/19/2002	Yes	Tax-exempt fixed income
Capital Allocation Aggressive Portfolio	January 31	6/1/2025	3/4/2004	Yes	Fund-of-funds – equity
Capital Allocation Conservative Portfolio	January 31	6/1/2025	3/4/2004	Yes	Fund-of-funds – fixed income
Capital Allocation Moderate Aggressive Portfolio	January 31	6/1/2025	10/15/1996	Yes	Fund-of-funds – equity
Capital Allocation Moderate Conservative Portfolio	January 31	6/1/2025	10/15/1996	Yes	Fund-of-funds – fixed income
Capital Allocation Moderate Portfolio	January 31	6/1/2025	3/4/2004	Yes	Fund-of-funds – equity
Commodity Strategy Fund	May 31	10/1/2025	7/28/2011	Yes	Equity
Contrarian Core Fund	August 31	1/1/2026	12/14/1992	Yes	Equity
Convertible Securities Fund	February 28/29	7/1/2025	9/25/1987	Yes	Equity
Cornerstone Equity Fund	February 28/29	7/1/2025	10/2/1998	Yes	Equity
Cornerstone Growth Fund	July 31	12/1/2025	12/14/1990	Yes	Equity
Disciplined Core Fund	July 31	12/1/2025	4/24/2003	Yes	Equity
Disciplined Growth Fund	July 31	12/1/2025	5/17/2007	Yes	Equity
Disciplined Value Fund	July 31	12/1/2025	8/1/2008	Yes	Equity
Dividend Income Fund	May 31	10/1/2025	3/4/1998	Yes	Equity
Dividend Opportunity Fund	May 31	10/1/2025	8/1/1988	Yes	Equity
Emerging Markets Fund	August 31	1/1/2026	1/2/1998	Yes	Equity
Emerging Markets Bond Fund	August 31	1/1/2026	2/16/2006	No	Taxable fixed income
Flexible Capital Income Fund	May 31	10/1/2025	7/28/2011	Yes	Flexible
Floating Rate Fund	July 31	12/1/2025	2/16/2006	Yes	Taxable fixed income
Global Opportunities Fund	July 31	12/1/2025	1/28/1985	Yes	Flexible
Global Technology Growth Fund	August 31	1/1/2026	11/9/2000	Yes	Equity
Global Value Fund	February 28/29	7/1/2025	5/14/1984	Yes	Equity
Government Money Market Fund	July 31	12/1/2025	10/6/1975	Yes	Taxable money market
Greater China Fund	August 31	1/1/2026	5/16/1997	No	Equity
High Yield Bond Fund	May 31	10/1/2025	12/8/1983	Yes	Taxable fixed income
High Yield Municipal Fund	May 31	10/1/2025	3/5/1984	Yes	Tax-exempt fixed income
Statement of Additional Information – January 1, 2026

Fund	Fiscal Year End	Prospectus Date	Date Began Operations*	Diversified**	Fund Investment Category***
Income Builder Fund	January 31	6/1/2025	2/16/2006	Yes	Fund-of-funds – fixed income
Income Opportunities Fund	July 31	12/1/2025	6/19/2003	Yes	Taxable fixed income
Integrated Large Cap Growth Fund	August 31	1/1/2026	11/20/1992	Yes	Equity
Integrated Large Cap Growth Fund II	March 31	8/1/2025	4/20/2012	Yes	Equity
Integrated Large Cap Value Fund	August 31	1/1/2026	9/30/1993	Yes	Equity
Integrated Small Cap Growth Fund	August 31	1/1/2026	10/31/1995	Yes	Equity
Intermediate Duration Municipal Bond Fund	October 31	3/1/2025	6/14/1993	Yes	Tax-exempt fixed income
International Dividend Income Fund	August 31	1/1/2026	11/9/2000	Yes	Equity
Intrinsic Value Fund	May 31	10/1/2025	10/15/1990	Yes	Equity
Large Cap Enhanced Core Fund	February 28/29	7/1/2025	7/31/1996	Yes	Equity
Large Cap Growth Opportunity Fund	February 28/29	7/1/2025	12/31/1997	Yes	Equity
Large Cap Index Fund	February 28/29	7/1/2025	12/15/1993	Yes	Equity
MA Intermediate Municipal Bond Fund	October 31	3/1/2025	6/14/1993	No	Tax-exempt fixed income
Mid Cap Index Fund	February 28/29	7/1/2025	3/31/2000	Yes	Equity
MM Alternative Strategies Fund	August 31	1/1/2026	4/23/2012	Yes	Alternative
MM Directional Alternative Strategies Fund	April 30	9/1/2025	10/17/2016	Yes	Alternative
MM International Equity Strategies Fund	August 31	1/1/2026	5/17/2018	Yes	Equity
MM Large Cap Growth Strategies Fund	March 31	4/2/2025 (as amended 6/2/2025)	6/2/2025	No	Equity
MM Small Cap Equity Strategies Fund	August 31	1/1/2026	4/20/2012	Yes	Equity
MM Total Return Bond Strategies Fund	August 31	1/1/2026	4/20/2012	Yes	Taxable fixed income
MM Value Strategies Fund	May 31	10/1/2025	4/20/2012	Yes	Equity
MN Tax-Exempt Fund	July 31	12/1/2025	8/18/1986	Yes	Tax-exempt fixed income
Mortgage Opportunities Fund	May 31	10/1/2025	4/30/2014	Yes	Taxable fixed income
Multisector Bond SMA Completion Portfolio	August 31	1/1/2026	10/29/2019	No	Taxable fixed income
Multi Strategy Alternatives Fund	May 31	10/1/2025	1/28/2015	Yes	Alternative
NY Intermediate Municipal Bond Fund	October 31	3/1/2025	12/31/1991	No	Tax-exempt fixed income
OR Intermediate Municipal Bond Fund	July 31	12/1/2025	7/2/1984	Yes	Tax-exempt fixed income
Overseas Core Fund	February 28/29	7/1/2025	3/5/2018	Yes	Equity
Overseas SMA Completion Portfolio	August 31	1/1/2026	9/12/2019	No	Equity
Overseas Value Fund	February 28/29	7/1/2025	3/31/2008	Yes	Equity
Pyrford International Stock Fund	August 31	1/1/2026	12/29/2011	Yes	Equity
Quality Income Fund	May 31	10/1/2025	2/14/2002	Yes	Taxable fixed income
Statement of Additional Information – January 1, 2026

Fund	Fiscal Year End	Prospectus Date	Date Began Operations*	Diversified**	Fund Investment Category***
Real Estate Equity Fund	December 31	5/1/2025	4/1/1994	No	Equity
Select Corporate Income Fund	April 30	9/1/2025	3/5/1986	Yes	Taxable fixed income
Select Global Equity Fund	October 31	3/1/2025	5/29/1990	Yes	Equity
Select Large Cap Growth Fund	March 31	8/1/2025	10/1/1997	Yes	Equity
Select Large Cap Value Fund	May 31	10/1/2025	4/25/1997	Yes	Equity
Select Mid Cap Growth Fund	August 31	1/1/2026	11/20/1985	Yes	Equity
Select Mid Cap Value Fund	February 28/29	7/1/2025	11/20/2001	Yes	Equity
Select Short Corporate Income Fund	July 31	12/1/2025	6/19/2003	Yes	Taxable fixed income
Select Small Cap Value Fund	May 31	10/1/2025	4/25/1997	Yes	Equity
Seligman Global Technology Fund	October 31	3/1/2025	5/23/1994	No	Equity
Seligman Technology and Information Fund	May 31	10/1/2025	6/23/1983	No	Equity
Short Duration Municipal Bond Fund	April 30	9/1/2025	10/7/1993	Yes	Tax-exempt fixed income
Short Term Bond Fund	March 31	8/1/2025	9/30/1992	Yes	Taxable fixed income
Small Cap Growth Fund	August 31	1/1/2026	10/1/1996	Yes	Equity
Small Cap Index Fund	February 28/29	7/1/2025	10/15/1996	Yes	Equity
Small Cap Value Discovery Fund	April 30	9/1/2025	7/25/1986	Yes	Equity
Small Cap Value and Inflection Fund	February 28/29	7/1/2025	5/1/2002	Yes	Equity
Strategic CA Municipal Income Fund	October 31	3/1/2025	6/16/1986	Yes	Tax-exempt fixed income
Strategic Income Fund	August 31	1/1/2026	4/21/1977	Yes	Taxable fixed income
Strategic Municipal Income Fund	July 31	12/1/2025	11/24/1976	Yes	Tax-exempt fixed income
Strategic NY Municipal Income Fund	October 31	3/1/2025	9/26/1986	No	Tax-exempt fixed income
Total Return Bond Fund	April 30	9/1/2025	12/5/1978	Yes	Taxable fixed income
Total Return Municipal Income Fund	July 31	12/1/2025	11/21/1978	Yes	Tax-exempt fixed income
U.S. Treasury Index Fund	April 30	9/1/2025	6/4/1991	Yes	Taxable fixed income
Ultra Short Duration Municipal Bond Fund	August 31	1/1/2026	9/30/2009	Yes	Tax-exempt fixed income
Ultra Short Term Bond Fund	July 31	12/1/2025	3/8/2004	Yes	Taxable fixed income
*
Certain Funds reorganized into series of a Trust. The date of operations for these Funds represents the date on which the predecessor funds began operations.
**
A “diversified” Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. A “non-diversified” Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, a “non-diversified” Fund’s value will likely be more volatile than the value of a more diversified fund.
***
The Fund Investment Category is used as a convenient way to describe Funds in this SAI and should not be deemed a description of the Fund’s principal investment strategies, which are described in the Fund’s prospectus.
Statement of Additional Information – January 1, 2026

Name Changes. The table below identifies the Funds whose names have changed in the past five years, the effective date of the name change and the former name. For information on the names of the predecessor funds, please refer to the "Other Practices" section under the header "Performance Disclosure".
Fund	Effective Date of Name Change	Previous Fund Name
Cornerstone Equity Fund	September 1, 2025	Columbia Select Large Cap Equity Fund
Cornerstone Growth Fund	September 1, 2025	Columbia Large Cap Growth Fund
Global Value Fund	June 9, 2021	Columbia Global Equity Value Fund
Integrated Large Cap Growth Fund II	December 18, 2025	Multi-Manager Growth Strategies Fund
Intermediate Duration Municipal Bond Fund	September 1, 2022	Columbia Intermediate Municipal Bond Fund
Intrinsic Value Fund	September 1, 2025	Columbia Large Cap Value Fund
Select Corporate Income Fund	September 1, 2025	Columbia Corporate Income Fund
Select Mid Cap Growth Fund	March 1, 2022	Columbia Mid Cap Growth Fund
Select Short Corporate Income Fund	September 1, 2025	Columbia Limited Duration Credit Fund
Seligman Technology and Information Fund	June 9, 2021	Columbia Seligman Communications and Information Fund
Short Duration Municipal Bond Fund	September 1, 2022	Columbia Short Term Municipal Bond Fund
Small Cap Growth Fund	June 9, 2021	Columbia Small Cap Growth Fund I
Small Cap Value Discovery Fund	September 1, 2025	Columbia Small Cap Value Fund I
Small Cap Value and Inflection Fund	September 1, 2025	Columbia Small Cap Value Fund II
Total Return Municipal Income Fund	September 1, 2025	Columbia Tax-Exempt Fund
Ultra Short Duration Municipal Bond Fund	September 1, 2022	Columbia Ultra Short Municipal Bond Fund
Statement of Additional Information – January 1, 2026

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES
The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed only with Board approval and does not require shareholder approval.
Unless otherwise noted in a Fund’s prospectus or this SAI, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset (Time of Purchase Standard). Thus, a Fund may continue, subject to applicable law, to hold a security, even though it causes the Fund to exceed a percentage limitation or not meet a standard, because of post-acquisition changes, including fluctuation in the value of the Fund’s assets.
In adhering to the fundamental and non-fundamental investment restrictions and policies applicable to each of Commodity Strategy Fund, MM Alternative Strategies Fund and Multi Strategy Alternatives Fund, each such Fund will, to the extent possible, treat any assets of its Subsidiary generally as if the assets were held directly by the Fund.
Notwithstanding the policies set forth in this SAI for Government Money Market Fund, the Fund will comply with the applicable provisions of Rule 2a-7 under the 1940 Act (Rule 2a-7).
Fundamental Policies
The table below shows Fund-specific policies that may be changed only with a “vote of a majority of the outstanding voting securities” of the Fund, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The table indicates whether or not a fund has a policy on a particular topic. A dash indicates that the Fund does not have a Fundamental policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.
Fund	A Buy or sell real estate	B Buy or sell commodities	C Issuer Diversification	D Concentrate in any one industry	E Invest 80%	F Act as an underwriter	G Lending	H Borrow money	I Issue senior securities	J Buy on margin/ sell short
Adaptive Risk Allocation Fund	A7	B10	C6	D15	—	F6	G4	H3	I6	—
Balanced Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Bond Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
CA Intermediate Municipal Bond Fund	A4	B5	C2	D6	E3	F3	G3	H2	I3	—
Capital Allocation Aggressive Portfolio	A1	B1	C5	D2	—	F1	G1	H1	I1	—
Capital Allocation Conservative Portfolio	A1	B1	C5	D2	—	F1	G1	H1	I1	—
Capital Allocation Moderate Aggressive Portfolio	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Capital Allocation Moderate Conservative Portfolio	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Capital Allocation Moderate Portfolio	A1	B1	C5	D2	—	F1	G1	H1	I1	—
Commodity Strategy Fund	A1	B8	C5	D5	—	F1	G1	H1	I1	—
Contrarian Core Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Convertible Securities Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Cornerstone Equity Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Cornerstone Growth Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Disciplined Core Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Disciplined Growth Fund	A1	B2	C1	D1	—	F1	G1	H1	I1	—
Disciplined Value Fund	A1	B2	C5	D1	—	F1	G1	H1	I1	—
Dividend Income Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Dividend Opportunity Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Emerging Markets Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Statement of Additional Information – January 1, 2026

Fund	A Buy or sell real estate	B Buy or sell commodities	C Issuer Diversification	D Concentrate in any one industry	E Invest 80%	F Act as an underwriter	G Lending	H Borrow money	I Issue senior securities	J Buy on margin/ sell short
Emerging Markets Bond Fund	A1	B3	—	D3	—	F1	G1	H1	I1	—
Flexible Capital Income Fund	A1	B8	C5	D5	—	F1	G1	H1	I1	—
Floating Rate Fund	A1	B3	C1	D4	—	F1	G1	H1	I1	—
Global Opportunities Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Global Technology Growth Fund	A7	B10	C6	D8	E12	F6	G4	H3	I6	—
Global Value Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Government Money Market Fund	A2	A2	C1	D13	—	F1	G1	H1	I1	J1
Greater China Fund	A7	B10	C8	D15	—	F6	G4	H3	I6	—
High Yield Bond Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
High Yield Municipal Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Income Builder Fund	A1	B3	C5	D2	—	F1	G1	H1	I1	—
Income Opportunities Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Integrated Large Cap Growth Fund	A6	B9	C5	D14	—	F5	G5	H4	I1	—
Integrated Large Cap Growth Fund II	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Integrated Large Cap Value Fund	A6	B9	C5	D14	—	F5	G5	H4	I1	—
Integrated Small Cap Growth Fund	A6	B9	C5	D14	—	F5	G5	H4	I1	—
Intermediate Duration Municipal Bond Fund	A7	B10	C7	D15	E6	F6	G4	H3	I6	—
International Dividend Income Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Intrinsic Value Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Large Cap Enhanced Core Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Large Cap Growth Opportunity Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Large Cap Index Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
MA Intermediate Municipal Bond Fund	A7	B10	—	D15	E7	F6	G4	H3	I6	—
Mid Cap Index Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
MM Alternative Strategies Fund	A7	B11	C6	D15	—	F6	G4	H3	I6	—
MM Directional Alternative Strategies Fund	A6	B9	C6	D14	—	F5	G5	H4	I1	—
MM International Equity Strategies Fund	A6	B9	C5	D14	—	F5	G5	H4	I1	—
MM Large Cap Growth Strategies Fund	A7	B10	—	D15	—	F6	G4	H3	I6	—
MM Small Cap Equity Strategies Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
MM Total Return Bond Strategies Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
MM Value Strategies Fund	A1	B7	C5	D12	—	F1	G1	H1	I1	—
MN Tax-Exempt Fund	A1	B1	C6	D7	E1	F1	G1	H1	I1	—
Mortgage Opportunities Fund	A1	B1	C6	D11	—	F1	G1	H1	I1	—
Multisector Bond SMA Completion Portfolio	A6	B9	—	D14	—	F5	G5	H4	I1	—
Multi Strategy Alternatives Fund	A6	B9	C6	D17	—	F5	G6	H5	I5	—
NY Intermediate Municipal Bond Fund	A7	B10	—	D15	E8	F6	G4	H3	I6	—
OR Intermediate Municipal Bond Fund	A7	B10	C3	D15	E9	F6	G4	H3	I6	—
Overseas Core Fund	A6	B9	C5	D14	—	F5	G5	H4	I1	—
Overseas SMA Completion Portfolio	A6	B9	—	D14	—	F5	G5	H4	I1	—
Overseas Value Fund	A5	B6	C4	D12	—	F4	G4	H3	I4	—
Pyrford International Stock Fund	A6	B9	C5	D14	—	F5	G5	H4	I1	—
Quality Income Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Statement of Additional Information – January 1, 2026

Fund	A Buy or sell real estate	B Buy or sell commodities	C Issuer Diversification	D Concentrate in any one industry	E Invest 80%	F Act as an underwriter	G Lending	H Borrow money	I Issue senior securities	J Buy on margin/ sell short
Real Estate Equity Fund	A7	B10	—	D16	E10	F6	G4	H3	I6	—
Select Corporate Income Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Select Global Equity Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Select Large Cap Growth Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Select Large Cap Value Fund	A3	B4	C3	D10	—	F2	G2	I2	I2	J2
Select Mid Cap Growth Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Select Mid Cap Value Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Select Short Corporate Income Fund	A1	B1	C1	D1	—	F1	G1	H1	I1	—
Select Small Cap Value Fund	A3	B4	C3	D10	—	F2	G2	I2	I2	J2
Seligman Global Technology Fund	A3	B4	—	D8	—	F2	G2	I2	I2	J2
Seligman Technology and Information Fund	A3	B4	—	D9	—	F2	G2	I2	I2	J2
Short Duration Municipal Bond Fund	A4	B5	C2	D6	E4	F3	G3	H2	I3	—
Short Term Bond Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Small Cap Growth Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Small Cap Index Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Small Cap Value Discovery Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Small Cap Value and Inflection Fund	A4	B5	C2	D6	—	F3	G3	H2	I3	—
Strategic CA Municipal Income Fund	A7	B10	C6	D15	E5	F6	G4	H3	I6	—
Strategic Income Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Strategic Municipal Income Fund	A1	B1	C1	D7	E2	F1	G1	H1	I1	—
Strategic NY Municipal Income Fund	A7	B10	—	D15	E5	F6	G4	H3	I6	—
Total Return Bond Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Total Return Municipal Income Fund	A7	B10	C7	D15	E11	F6	G4	H3	I6	—
U.S. Treasury Index Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
Ultra Short Duration Municipal Bond Fund	A6	B9	C5	D14	E13	F5	G5	H4	I1	—
Ultra Short Term Bond Fund	A7	B10	C7	D15	—	F6	G4	H3	I6	—
A.
Buy or sell real estate
A1 –
The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
A2 –
The Fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.
A3 –
The Fund will not purchase or hold any real estate, except that a Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.
A4 –
The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.
A5 –
The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.
A6 –
The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in: (i) securities or other instruments backed by real estate or
Statement of Additional Information – January 1, 2026

interests in real estate, (ii) securities or other instruments of issuers or entities that deal in real estate or are engaged in the real estate business, (iii) real estate investment trusts (REITs) or entities similar to REITs formed under the laws of non-U.S. countries or (iv) real estate or interests in real estate acquired through the exercise of its rights as a holder of securities secured by real estate or interests therein.
A7 –
The Fund may not purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.
B.
Buy or sell physical commodities*
B1 –
The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts (and, in the case of Mortgage Opportunities Fund, swaps) or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
B2 –
The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
B3 –
The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
B4 –
The Fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.
B5 –
The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
B6 –
The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.
B7 –
The Fund will not buy or sell commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from transacting in derivative instruments relating to commodities, including but not limited to, buying or selling options, swap contracts or futures contracts, or from investing in securities or other instruments backed by, or whose value is derived from, commodities.
B8 –
The Fund will not buy or sell physical commodities, except that the Fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or commodities contracts or which invest in such programs, and the Fund may, without limitation by this restriction, purchase and sell options, forward contracts, commodities futures contracts, commodity-linked notes, and options on futures contracts and enter into swap contracts and other financial transactions relating to, or that are secured by, physical commodities or commodity indices. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts. This restriction also does not prevent Commodity Strategy Fund from investing up to 25% of its total assets in one or more wholly-owned subsidiaries (as described further herein and referred to herein collectively as the “Subsidiary”), thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements.
B9 –
The Fund will not purchase or sell commodities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
B10 –
The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.
Statement of Additional Information – January 1, 2026

B11 –
The Fund may invest up to 25% of its total assets in one or more wholly-owned subsidiaries that may invest in commodities, thereby indirectly gaining exposure to commodities, and may, to the extent consistent with its investment objective, (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This policy does not limit foreign currency transactions including without limitation forward currency contracts.

*
For purposes of the fundamental investment policy on buying and selling physical commodities above, at the time of the establishment of the restriction for Funds that began investment operations before July 21, 2010, swap contracts on financial instruments or rates were not within the understanding of the term “commodities.” Notwithstanding any federal legislation or regulatory action by the CFTC that subjects such swaps to regulation by the CFTC, these Funds will not consider such instruments to be commodities for purposes of this restriction.
C.
Issuer Diversification*†δ
C1 –
The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund’s assets may be invested without regard to this 10% limitation. For tax-exempt Funds, for purposes of this policy, the terms of a municipal security determine the issuer. The Fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund’s total assets may be invested without regard to this 5% limitation. For tax-exempt Funds, for purposes of this policy, the terms of a municipal security determine the issuer.
C2 –
The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.
C3 –
The Fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.
C4 –
The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief obtained by the Fund.
C5 –
The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
C6 –
The Fund operates as a diversified company under the 1940 Act.
C7 –
The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
C8 –
The Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such
Statement of Additional Information – January 1, 2026

issuer, except that: (i) up to 50% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

*
For purposes of applying the limitation set forth in its issuer diversification policy above, a Fund does not consider futures or swaps central counterparties, where the Fund has exposure to such central counterparties in the course of making investments in futures and securities, to be issuers.
†
For purposes of applying the limitation set forth in its issuer diversification policy, under certain circumstances, a Fund may treat an investment, if any, in a municipal bond refunded with escrowed U.S. Government securities as an investment in U.S. Government securities.
δ
Large Cap Index Fund, Mid Cap Index Fund, Small Cap Index Fund and U.S. Treasury Index Fund are passively managed to track an unaffiliated index, and each Fund may hold a non-diversified portfolio to the extent that their index’s holdings represent a non-diversified portfolio.
D.
Concentration*
D1 –
The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.
D2 –
The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. The Fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the Fund indirectly investing more than 25% of its assets in a particular industry. The Fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the Fund following its investment objectives by investing in the underlying funds.(a)
D3 –
While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.
D4 –
The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.
D5 –
The Fund will not invest 25% or more of its total assets in securities of corporate issuers engaged in any one industry. The foregoing restriction does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements secured by them. In addition, the foregoing restriction shall not apply to or limit, Commodity Strategy Fund’s counterparties in commodities-related transactions.
D6 –
The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
D7 –
The Fund will not invest more than 25% of total assets, at market value, in any one industry; except that municipal securities and securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.
D8 –
The Fund will, under normal market conditions, invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
D9 –
The Fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.(b)
Statement of Additional Information – January 1, 2026

D10 –
The Fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
D11 –
The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, municipality or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief obtained by the Fund. Consistent with the Fund’s investment objective and strategies, the Fund may invest 25% or more of its total assets in securities issued by sovereign and quasi-sovereign (e.g., government agencies or instrumentalities) foreign governmental issuers or obligors, including in emerging market countries, but it will not invest 25% or more of its total assets in any single foreign governmental issuer.
D12 –
The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
D13 –
The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities.
D14 –
The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
D15 –
The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
D16 –
The Fund will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry.
D17 –
The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, municipality or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, as interpreted or modified by regulatory authority having jurisdiction, from time to time. The Fund will consider the concentration policies of any underlying funds in which it invests when evaluating compliance with its concentration policy.

*
For purposes of applying the limitation set forth in its concentration policy above, a Fund will generally use the industry classifications provided by GICS for classification of issuers of equity securities and the classifications provided by the Bloomberg U.S. Aggregate Bond Index for classification of issues of fixed-income securities. A Fund considers the investments of any underlying funds in which it invests, and will consider the portfolio positions applying the Time of Purchase Standard, which in the case of unaffiliated underlying funds is based on portfolio information made publicly available by them. A Fund does not consider futures or swaps clearinghouses or securities clearinghouses, where the Fund has exposure to such clearinghouses in the course of making investments in futures and securities, to be part of any industry.
Statement of Additional Information – January 1, 2026

(a)
Capital Allocation Aggressive Portfolio considers the concentration policies of any underlying funds in which it invests and will consider the portfolio positions at the time of purchase, which in the case of unaffiliated underlying funds is based on portfolio information made publicly available by each underlying fund.
(b)
For purposes of applying the limitation set forth in its concentration policy above, applying the Global Industry Classification Standard (GICS) sector classifications, as may be amended from time to time, Seligman Technology and Information Fund invests in companies operating in the information technology and communications services sectors, which sectors may be changed without Fund shareholder approval.
E.
Invest 80%
E1 –
The Fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.
E2 –
The Fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.
E3 –
The Fund will invest at least 80% of its net assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and state individual income tax.
E4 –
The Fund will invest at least 80% of its net assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax
E5 –
The Fund will, under normal circumstances, invest at least 80% of its total assets in state bonds, subject to applicable state requirements.
E6 –
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. The Fund may comply with this 80% policy by investing in a partnership, trust, or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.
E7 –
Under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Massachusetts personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust, or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.
E8 –
As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York State individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands). Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to New York State and New York City personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.
E9 –
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities issued by the State of Oregon and its political subdivisions, agencies, authorities and instrumentalities.
E10 –
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs.
E11 –
Under normal circumstances, the Fund invests at least 80% of its total assets in tax-exempt bonds.
Statement of Additional Information – January 1, 2026

E12 –
Under normal circumstances, the Fund invests at least 80% of net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of technology companies that may benefit from technological improvements, advancements or developments.
E13 –
The Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal AMT.
F.
Act as an underwriter
F1 –
The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
F2 –
The Fund will not underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies.
F3 –
The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.
F4 –
The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.
F5 –
The Fund will not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer where the Fund later resells such securities. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.
F6 –
The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.
G.
Lending
G1 –
The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1∕3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
G2 –
The Fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.
G3 –
The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
G4 –
The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
G5 –
The Fund will not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
G6 –
The Fund will not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Statement of Additional Information – January 1, 2026

H.
Borrowing*
H1 –
The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1∕3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds – equity, under current Board policy, the Fund has no current intention to borrow to a material extent.
H2 –
The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
H3 –
The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
H4 –
The Fund will not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
H5 –
The Fund will not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

*
For purposes of the policies described herein, this restriction shall not prevent the Funds from engaging in derivatives, short sales or other portfolio transactions that create leverage, as allowed by each Fund’s investment policies.
I.
Issue senior securities
I1 –
The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
I2 –
The Fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.
I3 –
The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.
I4 –
The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
I5 –
The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, as interpreted or modified by regulatory authority having jurisdiction, from time to time.
I6 –
The Fund may not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
J.
Buy on margin/sell short
J1 –
The Fund will not buy on margin or sell short or deal in options to buy or sell securities.
J2 –
The Fund will not purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.
In addition to the policies described above and any fundamental policy described in the prospectus:
For Government Money Market Fund, the Fund will not:
■
Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.
For Seligman Global Technology Fund, Seligman Technology and Information Fund, Select Large Cap Value Fund and Select Small Cap Value Fund, the Fund will not:
■
Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund and, only in the case of Seligman Global Technology Fund, the directors and officers of the Fund’s Investment Manager, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.
■
Enter into repurchase agreements of more than one week’s duration if more than 10% of the Fund’s net assets would be so invested.
Statement of Additional Information – January 1, 2026

Non-fundamental Policies
The following non-fundamental policies may be changed by the Board at any time and may be in addition to those described in the Funds’ prospectus.
Investment in Illiquid Investments
For money market funds: No more than 5% of a money market fund’s total assets will be held in securities and other instruments that are classified as illiquid. For purposes of this policy, an illiquid security is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund.
For any other fund: No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. For these purposes, an “illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Investment in Other Investment Companies
The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Investment in Foreign Securities
For Disciplined Core Fund, Disciplined Growth Fund, Disciplined Value Fund, Dividend Opportunity Fund, Flexible Capital Income Fund, Floating Rate Fund, High Yield Bond Fund, Income Opportunities Fund, Intrinsic Value Fund, MM Small Cap Equity Strategies Fund, MM Value Strategies Fund, Select Large Cap Value Fund, Select Short Corporate Income Fund, Select Small Cap Value Fund, and Seligman Technology and Information Fund:
■
Up to 25% of the Fund’s net assets may be invested in foreign investments.
For Convertible Securities Fund:
■
Up to 15% of the Fund’s total assets may be invested in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities.
For Cornerstone Equity Fund, Cornerstone Growth Fund, Large Cap Growth Opportunity Fund, Select Mid Cap Growth Fund, Select Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Discovery Fund and Small Cap Value and Inflection Fund:
■
Up to 20% of the Fund’s total assets may be invested in foreign securities.
For Quality Income Fund:
■
Up to 20% of the Fund’s net assets may be invested in foreign investments.
For Bond Fund:
■
Up to 25% of the Fund’s assets may be invested in dollar-denominated debt securities issued by foreign governments, companies or other entities.
For Balanced Fund, Contrarian Core Fund and Dividend Income Fund:
■
Up to 20% of the Fund’s net assets may be invested in foreign securities.
For MM Total Return Bond Strategies Fund:
■
Up to 25% of the Fund’s net assets of may be invested in foreign investments, which may include investments in non-U.S. dollar denominated securities, as well as investments in emerging markets securities.
For Ultra Short Term Bond Fund:
■
Up to 20% of the Fund’s total assets may be invested in dollar-denominated foreign debt securities.
Invest 80%
For Large Cap Growth Opportunity Fund:
■
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.
For Government Money Market Fund:
■
The Fund will not (subject to the succeeding sentence) purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities
Statement of Additional Information – January 1, 2026

or political subdivisions and, under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If, at a future date, the Fund ceases to be a government money market fund and becomes a money market fund that may invest significantly in Rule 2a-7 eligible securities issued by non-government entities, the Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks or U.S. branches of foreign banks (subject to the applicable requirements of Rule 2a-7) and U.S. Government securities.
Selling Securities Short
For series of CFST other than Funds with a fundamental policy with respect to selling securities short:
■
The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
For series of CFST I other than those Funds listed below:
■
The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
For Balanced Fund, Bond Fund, Emerging Markets Fund, Global Technology Growth Fund, Integrated Large Cap Growth Fund II, International Dividend Income Fund, MM Total Return Bond Strategies Fund, OR Intermediate Municipal Bond Fund, Select Large Cap Growth Fund, Select Mid Cap Growth Fund, and Small Cap Growth Fund:
■
The Funds may not sell securities short.
For Integrated Large Cap Growth Fund, Integrated Large Cap Value Fund, Integrated Small Cap Growth Fund, Pyrford International Stock Fund and Ultra Short Duration Municipal Bond Fund:
■
The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
For Total Return Municipal Income Fund:
■
The Fund may not have a short position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.
Purchasing on Margin
For Total Return Municipal Income Fund:
■
The Fund may not purchase securities on margin, but may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions.
Purchasing Securities of Any One Issuer
For Large Cap Growth Opportunity Fund:
■
The Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of one issuer, and with respect to 50% of the Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.
Additional Information About Concentration
For MM International Equity Strategies Fund and Overseas Core Fund:
■
The Funds may indirectly concentrate in a particular industry or group of industries through investments in underlying funds.
Names Rule Policy
To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule) and does not otherwise have a fundamental policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately
Statement of Additional Information – January 1, 2026

from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered. A Fund subject to a fundamental policy in place to comply with the Names Rule will disclose in the More Information About the Fund section of its prospectus that its 80% policy cannot be changed without shareholder approval.
To the extent that the Fund counts derivatives towards compliance with its 80% policy, such instruments will be valued based on their market value or fair value (determined in accordance with the Fund’s valuation procedures) or, when the adviser determines that the notional value of such instruments is a more appropriate measure of the Fund’s exposure to economic characteristics of investments that are consistent with the Fund’s 80% policy, at such notional value.
Summary of 1940 Act Restrictions on Certain Activities
Certain of the Fund’s fundamental and, if any, non-fundamental policies set forth above prohibit transactions “except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.” The following discussion summarizes the flexibility that the Fund currently gains from these exceptions. To the extent the 1940 Act or the rules and regulations thereunder may, in the future, be amended to provide greater flexibility, or to the extent the SEC may in the future grant exemptive relief providing greater flexibility, the Fund will be able to use that flexibility without seeking shareholder approval of its fundamental policies.
Borrowing money – The 1940 Act permits a Fund to borrow up to 33 1∕3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources. The exception in the fundamental policy allows the Funds to borrow money subject to these conditions. Compliance with this limitation is not measured under the Time of Purchase Standard (meaning, a Fund may not exceed these thresholds including if, after borrowing, the Fund’s net assets decrease due to market fluctuations).
Buy or sell physical commodities – The 1940 Act does not directly limit a Fund’s ability to invest directly in physical commodities. However, a Fund’s direct and indirect investments in physical commodities may be limited by the Fund’s intention to qualify as a RIC, and can limit the Fund’s ability to so qualify. One of the requirements for favorable tax treatment as a RIC under the Code is that a Fund derive at least 90 percent of its gross income from certain qualifying sources of income. Income and gains from direct commodities investments, and from certain indirect investments therein, do not constitute qualifying income for this purpose. A Fund that qualifies for an exclusion from the definition of a commodity pool under the CEA and has on file a notice of exclusion under CFTC Rule 4.5 is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”).
Investing in other investment companies – The 1940 Act, in summary, provides that a fund generally may not: (i) purchase more than 3% of the outstanding voting stock of another investment company; (ii) purchase securities issued by another investment company in an amount representing more than 5% of the investing fund’s total assets; or (iii) purchase securities issued by investment companies that in the aggregate represent more than 10% of the acquiring fund’s total assets (the Statutory Limits). Affiliated funds-of-funds (i.e., those funds that invest in other funds within the same fund family), with respect to investments in such affiliated underlying funds, are not subject to the Statutory Limits and, therefore, may generally invest in affiliated underlying funds without restriction. If shares of the Fund are purchased by an affiliated fund beyond the Statutory Limits in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such other affiliated fund beyond the Statutory Limits, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. An additional exception to these limitations applies to investments in money market open-end funds. Rule 12d1-4 also permits the Funds to invest in other investment companies beyond the Statutory Limits, subject to certain conditions. In addition, under Rule 12d1-4, if shares of the Fund are purchased by another fund beyond the Statutory Limits, and the Fund purchases shares of another investment company, the Fund generally will not be able to make new investments in other funds, including private funds exempt from the definition of “investment company” under the 1940 Act by Sections 3(c)(1) or 3(c)(7) thereof, if, as a result of such investment, more than 10% of the Fund’s assets would be invested in other funds. In addition, an affiliated fund-of-funds’ investment in unaffiliated funds may be made only pursuant to Rule 12d1-4.
Issuing senior securities – A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets. The 1940 Act prohibits an open-end fund from issuing senior securities other than certain borrowings from a bank, but Rule 18f-4 provides relief from that prohibition as to certain transactions that could be considered issuances of senior securities, provided that the Fund complies with its conditions. The exception in the fundamental policy allows the Fund to operate in accordance with Rule 18f-4.
Making loans (Lending) – Under the 1940 Act, an open-end fund may loan money or property to persons who do not control and are not under common control with the Fund, except that a Fund may make loans to a wholly-owned subsidiary. In addition, the SEC staff takes the position that a Fund may not lend portfolio securities representing more than one-third of the Fund’s total
Statement of Additional Information – January 1, 2026

value. A Fund must receive from the borrower collateral at least equal in value to the loaned securities, marked to market daily. The exception in the fundamental policy allows the Fund to make loans to third parties, including loans of its portfolio securities, subject to these conditions.
Purchase of securities on margin – A purchase on margin involves a loan from the broker-dealer arranging the transaction. The “margin” is the cash or securities that the buyer/borrower places with the broker-dealer as collateral against the loan. However, the purchase of securities on margin is effectively prohibited by the 1940 Act because the Fund generally may borrow only from banks. Thus, under current law, this exception does not provide any additional flexibility to the Fund.
Selling securities short – A Fund may sell a security short by borrowing the security, then selling it to a third party. The Fund will eventually need to close out the short sale by buying the security and returning it, together with interest, to the party from whom the Fund borrowed the security. The SEC staff takes the position that, as described under “Issuing senior securities” above, a mutual fund must comply with the requirements of Rule 18f-4.
Statement of Additional Information – January 1, 2026

ABOUT FUND INVESTMENTS
Each Fund’s investment objective, principal investment strategies and related principal risks are discussed in each Fund’s prospectus, as may be supplemented from time to time. Each Fund’s prospectus identifies the types of securities in which the Fund invests principally and summarizes the principal risks to the Fund’s portfolio as a whole associated with such investments. Unless otherwise indicated in the prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.
To the extent that a type of security identified in the table below for a Fund is not described in the Fund’s prospectus (or as a sub-category of such security type in this SAI), the Fund may invest in such security type as part of its non-principal investment strategies.
Information about individual types of securities (including certain of their associated risks) in which the Funds may invest is set forth below. Each Fund may invest in securities listed below unless prohibited by its fundamental and non-fundamental investment policies or as otherwise noted in this SAI. The information in the table below does not describe every type of investment, technique or risk to which a Fund may be exposed.
Funds-of-funds invest in a combination of underlying funds, although they may also invest directly in stocks, bonds and other securities. Funds-of-funds may invest directly or indirectly through investments in underlying funds in the securities and other instruments and may engage in the investment strategies indicated in the table below.
Certain Investment Activity Limits. The overall investment and other activities of the Investment Manager and its affiliates may limit the investment opportunities for each Fund in certain markets, industries or transactions or in individual issuers where limitations are imposed upon the aggregate amount of investment by the Funds and other accounts managed by the Investment Manager and accounts of its affiliates (collectively, affiliated investors). From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Investment Manager and its affiliates and/or because of their internal policies. See Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.
Temporary Defensive Positions. A Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated government money market funds or holding some or all of its assets in cash or cash equivalents.
Other Strategic and Investment Measures. A Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposure, or in seeking to achieve indirect investment exposure, to a sector, country, region or currency where the Investment Manager (or Fund subadviser, if applicable) believes such defensive positioning is appropriate. A Fund may do so without limit and for as long a period as deemed necessary, when the Investment Manager or the Fund’s subadviser, if applicable: (i) believes that market conditions are not favorable for profitable investing or to avoid losses, (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.
Types of Investments
A black circle indicates that the investment strategy or type of investment is permissible for a category of Funds. Exceptions are noted following the table. See About the Trusts for fund investment categories.
Type of Investment	Alternative and Fund- of-Funds – Alternative	Equity and Flexible	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income(i)	Taxable Money Market	Tax-Exempt Fixed Income
Asset-Backed Securities	•	•	•	•	•	•
Bank Obligations (Domestic and Foreign)	•	•	•	•	•	•
Collateralized Bond Obligations	•	•	•	•	•	•
Commercial Paper	•	•	•	•	•	•
Statement of Additional Information – January 1, 2026

Type of Investment	Alternative and Fund- of-Funds – Alternative	Equity and Flexible	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income(i)	Taxable Money Market	Tax-Exempt Fixed Income
Common Stock	•	•	•	•A	—	—
Convertible Securities	•	•B	•	•C	—	•
Corporate Debt Securities	•	•	•	•	•D	•
Custody Receipts and Trust Certificates	•	•E	•	•E	•	•E
Debt Obligations	•	•	•	•	•	•
Depositary Receipts	•	•	•	•	—	—
Derivatives	•	•	•	•	—	•
Dollar Rolls	•	•F	•	•	—	•
Exchange-Traded Notes	•	•	•	•	—	•
Foreign Currency Transactions	•	•	•	•	—	•G
Foreign Securities	•	•	•	•	•	•
Guaranteed Investment Contracts (Funding Agreements)	•	•	•	•	•	•
High-Yield Securities	•	•	•	•	—	•
Illiquid Investments	•	•	•	•	•	•
Inflation Protected Securities	•	•	•	•	—	•
Initial Public Offerings	•	•	•	•	•	•
Inverse Floaters	•	•H	•	•	—	•
Investments in Other Investment Companies (Including ETFs)	•	•	•	•	•	•
Listed Private Equity Funds	•	•	•	•	—	•
Money Market Instruments	•	•	•	•	•	•
Mortgage-Backed Securities	•	•	•	•	•	•
Municipal Securities	•	•	•	•	•	•K
Participation Interests	•	•	•	•	—	•
Partnership Securities	•	•	•	•	—	•
Preferred Stock	•	•	•	•I	—	•
Private Placement and Other Restricted Securities	•	•	•	•	•	•
Real Estate Investment Trusts	•	•	•	•	—	•
Repurchase Agreements	•	•	•	•	•	•
Reverse Repurchase Agreements	•	•	•	•	•	•
Short Sales(ii)	•	•	•	•	—	•
Sovereign Debt	•	•	•	•	•	•
Standby Commitments	•	•	•	•	•	•
U.S. Government and Related Obligations	•	•	•	•	•	•
Variable- and Floating-Rate Obligations	•	•J	•	•	•J	•J
Warrants and Rights	•	•	•	•	—	•
(i)
Total Return Bond Fund is not authorized to purchase common stock or bank obligations. U.S. Treasury Index Fund is not authorized to purchase asset-backed securities, bank obligations, convertible securities, corporate debt obligations (other than money market instruments), depositary receipts, dollar rolls, foreign currency transactions, foreign securities, guaranteed investment contracts, inverse floaters, high-yield securities, mortgage-backed securities, municipal securities, participation interests, partnership securities, REITs, reverse repurchase agreements, short sales, sovereign debt and standby commitments. Ultra Short Term Bond Fund is not authorized to purchase common stock, foreign currency transactions and short sales.
Statement of Additional Information – January 1, 2026

(ii)
See Fundamental and Non-Fundamental Investment Policies for Funds that are not permitted to sell securities short.
A.
The following Fund is not authorized to invest in common stock: Quality Income Fund.
B.
The following Fund is not authorized to invest in convertible securities: Commodity Strategy Fund.
C.
The following Fund is not authorized to invest in convertible securities: Quality Income Fund.
D.
While the Fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.
E.
The following equity, flexible, taxable fixed income and tax-exempt fixed income Funds are not authorized to invest in Custody Receipts and Trust Certificates: each series of CFST.
F.
The following Funds are authorized to invest in Dollar Rolls: Commodity Strategy Fund, Flexible Capital Income Fund, Global Opportunities Fund, MM Value Strategies Fund, Overseas Core Fund and each series of CFST.
G.
The following Funds are not authorized to invest in Foreign Currency Transactions: CA Intermediate Municipal Bond Fund and MN Tax-Exempt Fund.
H.
The following Funds are authorized to invest in inverse floaters: Commodity Strategy Fund, Flexible Capital Income Fund, Global Opportunities Fund, MM Value Strategies Fund, Overseas Core Fund and each series of CFST.
I.
The following taxable fixed income Fund is not authorized to invest in preferred stock: Quality Income Fund.
J.
The following equity, flexible, taxable money market and tax-exempt fixed income Funds are authorized to invest in Floating Rate Loans: Commodity Strategy Fund, Flexible Capital Income Fund, Global Opportunities Fund, MM Value Strategies Fund, Overseas Core Fund and each series of both CFST and CFST I.
K.
The following tax-exempt fixed income Funds use effective duration to measure duration for purposes of their principal investment strategies: Intermediate Duration Municipal Bond Fund, Short Duration Municipal Bond Fund and Ultra Short Duration Municipal Bond Fund. Effective Duration is a duration calculation for bonds with embedded options and takes into account that expected cash flows will fluctuate as interest rates change. It measures the sensitivity of a bond's price to a change in interest rates. The higher the duration, the more sensitive a bond's price will be to interest rate changes.
Asset-Backed Securities
Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time, such as, among others, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving (credit card) agreements. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. Collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs) are examples of asset-backed securities. See Types of Investments – Variable- and Floating-Rate Obligations, – Debt Obligations – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, – Private Credit Assets and – Private Placement and Other Restricted Securities for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.
Bank Obligations (Domestic and Foreign)
Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments – Variable- and Floating-Rate Obligations for more information.
Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to a reference rate, such as SOFR. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.
Statement of Additional Information – January 1, 2026

Bank investment contracts are issued by banks. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. The Fund also may hold funds on deposit with its custodian for temporary purposes.
Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ (including, less stringent) from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality. See Types of Investments – Foreign Securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with bank obligations include: Counterparty Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, and Prepayment and Extension Risk.
Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds (which are considered speculative investments). CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See Types of Investments – Mortgage-Backed Securities and – Asset-Backed Securities.) CBOs are often privately offered and sold, and thus not registered under the federal securities laws.
Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then structured into “tranches.” Typically, the first tranche represents a senior claim on collateral and pays the lowest interest rate; the second tranche is junior to the first tranche and therefore subject to greater risk and pays a higher rate; the third tranche is junior to both the first and second tranche, represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tranches have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tranches investment-grade bond ratings. Holders of third-tranche CBOs stand to earn higher or lower yields depending on the rate of defaults in the collateral pool. See Types of Investments – High-Yield Securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CBOs include: Credit Risk, Interest Rate Risk, Liquidity Risk, High-Yield Securities Risk and Prepayment and Extension Risk.
Commercial Paper
Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. See Types of Investments — Debt Obligations and — Illiquid Investments. See Appendix A for a discussion of securities ratings.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with commercial paper include: Credit Risk and Liquidity Risk.
Common Stock
Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. See Types of Investments – Foreign Securities. Common stock may be privately placed or publicly offered. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and market
Statement of Additional Information – January 1, 2026

conditions generally. In the event that a corporation declares bankruptcy or is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. See Types of Investments – Private Placement and Other Restricted Securities, – Preferred Stock and – Convertible Securities for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with common stock include: Issuer Risk and Market Risk.
Convertible Securities
Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and common stock’s market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar non-convertible debt securities nor generally as sensitive to changes in share price as the underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, — Debt Obligations - Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, — Common Stock, — Corporate Debt Securities and — Private Placement and Other Restricted Securities for more information.
Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and at a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with convertible securities include: Convertible Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.
Corporate Debt Securities
Corporate debt securities are long and short term fixed income securities typically issued by businesses to finance their operations. Corporate debt securities are issued by public or private companies, as distinct from debt securities issued by a government or its agencies. The issuer of a corporate debt security often has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Corporate debt securities typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due at a specified time period; and (4) many are traded on major securities exchanges. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured, as are debentures. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon
Statement of Additional Information – January 1, 2026

securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. See Appendix A for a discussion of securities ratings. See Types of Investments — Variable- and Floating-Rate Obligations, — Private Placement and Other Restricted Securities, — Debt Obligations, — Commercial Paper and — High-Yield Securities for more information.
Extendible commercial notes (ECNs) are very similar to commercial paper except that, with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with corporate debt securities include: Credit Risk, Interest Rate Risk, Issuer Risk, High-Yield Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.
Custody Receipts and Trust Certificates
Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with custody receipts and trust certificates include: Liquidity Risk and Counterparty Risk. In addition, custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates.
Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, and notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal by a specified maturity date. Certain debt obligations (usually intermediate and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.
The market value of debt obligations is affected primarily by changes in prevailing interest rates, changes in the economic environment and the issuer’s perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the market value of the bond usually rises, and when prevailing interest rates rise, the market value of the bond usually declines.
In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield and the lower the sensitivity to changes in interest rates.
As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. See Types of Investments — Corporate Debt Securities, — High-Yield Securities, — Preferred Stock - Trust-Preferred Securities and — Private Credit Assets for more information.
Event-Linked Instruments/Catastrophe Bonds. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent on, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the principal amount of the bond is reduced (potentially to zero), and the Fund may lose all or a portion of its entire principal invested in the bond or the entire notional amount on a swap.
Statement of Additional Information – January 1, 2026

Stripped Securities. Stripped securities are the separate income or principal payments of a debt security and evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities (SMBS) can also be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations.
SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.
See Types of Investments – Mortgage-Backed Securities, – Variable- and Floating-Rate Obligations and – U.S. Government and Related Obligations for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with stripped securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, Prepayment and Extension Risk, and Stripped Securities Risk.
When-Issued, Delayed Delivery and Forward Commitment Transactions. When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by the Fund, with payment and delivery taking place in the future after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that the Fund agrees to purchase the securities. The Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions.
However, the Fund’s portfolio managers may determine not to complete a transaction if deemed appropriate to close out the transaction prior to its completion. In such cases, the Fund may realize short-term gains or losses. See Types of Investments — Asset-Backed Securities and — Mortgage-Backed Securities for more information.
To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund. See Types of Investments — Asset-Backed Securities and — Mortgage-Backed Securities for more information. In order to better define contractual rights and to secure rights that will help the Fund mitigate their counterparty risk, TBA transactions may be entered into by the Fund under Master Securities Forward Transaction Agreements (each, an MSFTA). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the fund and the counterparty. To the extent amounts due to the Fund are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with when-issued, delayed delivery and forward commitment transactions include: Counterparty Risk, Credit Risk, and Market Risk.
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities. Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, high-yield securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.
Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal
Statement of Additional Information – January 1, 2026

income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.
Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.
Step-coupon securities trade at a discount from their face value and pay coupon interest that gradually increases over time. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.
Zero-coupon, pay-in-kind and step-coupon securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities typically have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.
See Appendix A for a discussion of securities ratings. See Types of Investments — Asset-Backed Securities and — Mortgage-Backed Securities for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk and Zero-Coupon Bonds Risk.
Determining Investment Grade for Purposes of Investment Policies. Unless otherwise stated in the Fund’s prospectus, when determining, under the Fund’s investment policies, whether a debt instrument is investment grade or below investment grade for purposes of purchase by the Fund, the Fund will apply a particular credit quality rating methodology, as described within the Fund’s shareholder reports, when available. These methodologies typically make use of credit quality ratings assigned by a third-party rating agency or agencies, when available. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. Credit quality ratings apply to the Fund’s debt instrument investments and not the Fund itself.
Ratings limitations under the Fund’s investment policies are applied at the time of purchase by the Fund. Subsequent to purchase, a debt instrument may cease to be rated by a rating agency or its rating may be reduced by a rating agency(ies) below the minimum required for purchase by the Fund. Neither event will require the sale of such debt instrument, but it may be a factor in considering whether to continue to hold the instrument. Unless otherwise stated in the Fund’s prospectus or in this SAI, the Fund may invest in debt instruments that are not rated by a rating agency. When a debt instrument is not rated by a rating agency, the Investment Manager or, as applicable, the Fund subadviser determines, at the time of purchase, whether such debt instrument is of investment grade or below investment grade (e.g., junk bond) quality. The Fund’s debt instrument holdings that are not rated by a rating agency are typically referred to as “Not Rated” within the Fund’s shareholder reports.
See Appendix A for a discussion of securities ratings.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with debt obligations include: Confidential Information Access Risk, Credit Risk, Highly Leveraged Transactions Risk, Impairment of Collateral Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Prepayment and Extension Risk and Reinvestment Risk.
Determining Average Maturity. When determining the average maturity of the Fund's portfolio, the Fund may use the effective maturity of a portfolio security by, among other things, adjusting for interest rate reset dates, call dates or “put” dates.
Depositary Receipts
See Types of Investments – Foreign Securities below.
Derivatives
General
Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as SOFR), market indices (such as the S&P 500® Index) or customized baskets of securities or instruments. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Many derivative instruments often require little or no initial payment and therefore often create inherent economic leverage. Derivatives, when used properly, can enhance
Statement of Additional Information – January 1, 2026

returns and be useful in hedging portfolios and managing risk. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; swap agreements and swaptions.
The Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible unfavorable changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to manage the effective maturity or duration of its portfolio; and/or (vii) to maintain cash reserves while remaining fully invested.
Certain Funds may employ portfolio margining with respect to derivatives investments, which creates leverage in the Fund’s portfolio (subjecting the Fund to Leverage Risk). Portfolio margining is a methodology that computes margin requirements for an account based on the greatest projected net loss of all positions in a product class or group, and uses computer modeling to perform risk analysis using multiple pricing scenarios. The pricing scenarios are designed to measure the theoretical loss of the positions, given changes in the underlying price and implied volatility inputs to the model. Accordingly, the margin required is based on the greatest loss that would be incurred in a portfolio if the value of its components move up or down by a predetermined amount.
The Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. The use of derivatives is a function of numerous variables, including market conditions. See also Types of Investments — Warrants and Rights and — Debt Obligations - When Issued, Delayed Delivery and Forward Commitment Transactions.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with transactions in derivatives (including the derivatives instruments discussed below) include: Counterparty Risk, Credit Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, Market Risk, Derivatives Risk, Derivatives Risk – Forward Contracts Risk, Derivatives Risk – Futures Contracts Risk, Derivatives Risk – Inverse Floaters Risk, Derivatives Risk – Options Risk, Derivatives Risk – Structured Investments Risk and/or Derivatives Risk – Swaps Risk.
Structured Investments (Indexed or Linked Securities)
General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
Indexed and Inverse Floating Rate Securities. The Fund may invest in securities that provide a potential return based on a particular index or interest rates. For example, the Fund may invest in debt securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent the Fund invests in these types of securities, the Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by the Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.
The Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. A trust funds the purchase of a bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities can have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the actual rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, the Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the
Statement of Additional Information – January 1, 2026

interest rate may vary. Certain investments in such obligations may be illiquid. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, the Fund may be required to pay substantial additional margin to maintain the position.
Credit-Linked Securities. Among the income-producing securities in which the Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income-producing securities are not available. Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that the Fund would receive. The Fund’s investments in these securities are indirectly subject to the risks associated with derivative instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may be illiquid.
Equity-Linked Notes. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A securities. The Fund may also purchase ELNs in a privately negotiated transaction with the issuer of the ELNs (or its broker-dealer affiliate). The Fund may or may not hold an ELN until its maturity.
Equity-linked securities also include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES) and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.
ELNs also include participation notes issued by a bank or broker-dealer that entitles the Fund to a return measured by the change in value of an Underlying Equity. Participation notes are typically used when a direct investment in the Underlying Equity is restricted due to country-specific regulations. Investment in a participation note is not the same as investment in the constituent shares of the company (or other issuer type) to which the Underlying Equity is economically tied. A participation note represents only an obligation of the company or other issuer type to provide the Fund the economic performance equivalent to holding shares of the Underlying Equity. A participation note does not provide any beneficial or equitable entitlement or interest in the relevant Underlying Equity. In other words, shares of the Underlying Equity are not in any way owned by the Fund.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with equity-linked notes include: Counterparty Risk, Credit Risk, Liquidity Risk and Market Risk.
Index-, Commodity- and Currency-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities or securities. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.
Index-, commodity- and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment may not perform as expected by the Fund’s portfolio manager. Markets and underlying investments and indexes may move in a direction that was not anticipated by the Fund’s portfolio manager. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.
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Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, the Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, although the SEC has issued exemptive relief permitting investment companies such as the Funds to invest beyond the limits of Section 12(d)(1)(A) subject to certain conditions. SPDRs generally closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, the Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.
Because linked securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated linked securities typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.
Investments in linked securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.
Futures Contracts and Options on Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the CEA by the CFTC, a U.S. Government agency. See CFTC Regulation below for information on CFTC regulation.
Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets.
Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open.
Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by the Fund. Closing out an open futures position is done by taking an opposite position
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(“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Brokerage commissions and transaction fees are incurred when a futures contract is bought or sold.
Successful use of futures contracts by the Fund is subject to its portfolio manager’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. The Fund, therefore, bears the risk that future market trends will be incorrectly predicted.
The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.
In the event of adverse price movements, the Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.
To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit the Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.
Interest rate futures contracts are exchange-traded in an auction environment. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of a reference rate. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.
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Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).
Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.
Commodity-Linked Futures Contracts. Commodity-linked futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact in futures contracts, a clearing corporation to process trades, and standardization of expiration dates and contract sizes. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.
Commodity-linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, crude oil, brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas wheat and Chicago wheat), corn and soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; (5) precious metals, which includes, among others, gold and silver; and (6) softs, which includes cotton, coffee, sugar and cocoa. The Fund may purchase commodity futures contracts, swaps on commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these six main commodity groups and the individual commodities within each group, as well as other types of commodities.
The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.
In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominant hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.
The changing nature of the hedgers and speculators in the commodity markets will influence whether futures contract prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to replace an existing contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant hedgers in the market, the Fund might open the new futures position at a higher price or choose other related commodity-linked investments.
The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked investments, including futures contracts, commodity-linked structured notes, commodity-linked options and commodity-linked swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Fund’s commodity-linked investments to greater volatility than investments in traditional securities.
Options on Futures Contracts. The Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for
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the premium paid, the right, but not the obligation, to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.
The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Index Futures Contracts. The Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If the Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Fund’s portfolio manager, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.
Eurodollar and Yankee Dollar Futures Contracts and Options Thereon. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund may use Eurodollar futures contracts and options thereon to hedge against changes in a reference rate, such as SOFR, to which many interest rate swaps and fixed income instruments are linked.
Options
Options on Stocks, Stock Indices and Other Indices. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be cleared and settled by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.
There is a key difference between stock options and index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.
The Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.
As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that the Fund may not write covered options on an index.
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Writing Covered Options. The Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to the Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.
The Fund may write covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold liquid assets equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls (straddles) on the same underlying security.
The Fund will receive a premium from writing a put or call option, which increases the Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.
The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.
If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.
Purchasing Put Options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.
Purchasing Call Options. The Fund may purchase call options, including call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
Over-the-Counter (OTC) Options. OTC options (options not traded on exchanges) are generally established through negotiation with the other party to the options contract.
Swap Agreements
General. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate
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borrowing rates, or other factors such as security prices or inflation rates. Common types of swap agreements include interest rate, index, commodity, commodity futures, equity, equity index, credit default, bond futures, total return, currency exchange rate, and other types of swap agreements such as caps, collars and floors. The Fund also may enter into swaptions, which are options to enter into a swap agreement.
Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time, resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one party or the other.
In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amounts as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.
Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Another example is if the Fund agreed to exchange payments in dollars for payments in foreign currency. In that case, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. It may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable (or delayed in its ability) to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.
Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. For example, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, the Funds are subject
Statement of Additional Information – January 1, 2026

to the risk that a clearing organization will use the Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Funds are therefore subject to the risk that a clearing organization will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating interest rates on a predetermined specified (notional) amount. The swap agreement’s notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including swap rates, Treasury rates, foreign interest rates and other reference rates.
Municipal Market Data (MMD) Rate Locks. An MMD Rate Lock permits the Fund to lock in a specific municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio, which in turn protects against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short duration position. The Fund will ordinarily use these transactions as a hedge or for duration or risk management, which may not be successful. An MMD Rate Lock is a contract between the Fund and an MMD Rate Lock provider pursuant to which the parties agree to make a net settlement payment to each other on a notional and duration amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.
Credit Default Swap Agreements. The Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in a credit default swap. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund).
Statement of Additional Information – January 1, 2026

Equity Swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.
Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.
Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.
Commodity-Linked Swaps. Commodity-linked swaps are two-party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore more than one exchange of commodities.
The Fund may invest in total return commodity swaps to gain exposure to the overall commodity markets. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a “floating” rate, the fee is pegged to a reference rate such as SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.
Cross-Currency Swaps. Cross-currency swaps are similar to interest rate swaps, except that they involve multiple currencies. The Fund may enter into a cross-currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the cross-currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will have to pay in full periodically based upon the currency they have borrowed. Changes in foreign exchange currency rates and changes in interest rates, as described above, may negatively affect cross-currency swaps.
Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. The Fund typically enters into contracts for differences (and analogous futures positions) when its portfolio manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.
Statement of Additional Information – January 1, 2026

Swaptions. A swaption is an options contract on a swap agreement. These transactions give a party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement (which are described herein) at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars (which are described herein).
Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.
Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act) established a framework for the regulation of OTC swap markets; the framework outlined the joint responsibility of the CFTC and the SEC in regulating swaps. The CFTC is responsible for the regulation of swaps, the SEC is responsible for the regulation of security-based swaps and they are both jointly responsible for the regulation of mixed swaps.
Risk of Potential Governmental Regulation of Derivatives
It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, and could ultimately prevent the Funds from being able to achieve their investment objectives. The effects of present or future legislation and regulation in this area are not known, but the effects could be substantial and adverse.
The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC, exchanges and various self-regulatory organizations are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. Such regulations can change, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Act, which was signed into law in July 2010, has changed the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market and grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants.
Recent U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Act, have resulted in, and may in the future result in, new regulation of derivative instruments and the Fund's use of such instruments. Such regulations could, among other things, restrict the Fund's ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and the Fund may as a result be unable to execute its investment strategies in a manner the Investment Manager might otherwise choose.
The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Funds that invest principally in other funds that use derivatives to a material extent will be indirectly subject to the risks described above.
Additional Risk Factors in Cleared Derivatives Transactions
Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing
Statement of Additional Information – January 1, 2026

house, the Funds will hold cleared derivatives through accounts at clearing members. In a cleared derivatives transaction, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.
In many ways, centrally cleared derivative arrangements are less favorable to open-end funds than bilateral arrangements. For example, the Funds may be required to provide greater amounts of margin for cleared derivatives positions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could also expose the Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Investment Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits (specified in advance) for the Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is developed by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.
Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and the central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause a number of those dealers to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of risks and costs.
CFTC Regulation
Pursuant to Rule 4.5 under the CEA, each of Adaptive Risk Allocation Fund, Commodity Strategy Fund, MM Alternative Strategies Fund, MM Directional Alternative Strategies Fund and Multi Strategy Alternatives Fund do not qualify for an exclusion from the definition of a “commodity pool”. Accordingly, each of these Funds is registered as a commodity pool and the Investment Manager is registered as a “commodity pool operator” with respect to these Funds under the CEA.
Each of the other Funds listed on the cover of this SAI qualifies for an exclusion from the definition of a commodity pool under the CEA and has on file a notice of exclusion under CFTC Rule 4.5. Accordingly, the Investment Manager is not subject to registration or regulation as a commodity pool operator under the CEA with respect to these Funds, although the Investment Manager is a registered commodity pool operator and “commodity trading advisor”. To remain eligible for the exclusion, each of these Funds is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, one or more Funds not currently registered as a commodity pool may be required to register as such, which could increase Fund expenses, adversely affecting the Fund’s total return.
Statement of Additional Information – January 1, 2026

Dollar Rolls
Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. The Fund foregoes principal and interest paid on the securities during the “roll” period. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities, as well as the interest earned on the cash proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price. Dollar roll transactions may result in higher transaction costs for the Fund.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage dollar rolls include: Counterparty Risk, Credit Risk and Interest Rate Risk.
Exchange-Traded Notes (ETNs)
ETNs are instruments that combine aspects of bonds and exchange-traded funds (ETFs) and are designed to provide investors with access to the returns, less investor fees and expenses, of various market benchmarks or strategies to which they are usually linked. When an investor buys an ETN, the issuer, typically an underwriting bank, promises to pay upon maturity the amount reflected in the benchmark or strategy (minus fees and expenses). Some ETNs make periodic coupon payments. Like ETFs, ETNs are traded on an exchange, but ETNs have additional risks compared to ETFs, including the risk that if the credit of the ETN issuer becomes suspect, the investment might lose some or all of its value. Though linked to the performance, for example, of a market benchmark, ETNs are not equities or index funds, but they do share several characteristics. Similar to equities, ETNs are traded on an exchange and can be sold short. Similar to index funds, ETNs may be linked to the return of a benchmark or strategy, but ETNs do not have an ownership interest in the instruments underlying the benchmark or strategy the ETN is tracking.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with exchange-traded notes include: Counterparty Risk, Credit Risk and Market Risk.
Foreign Currency Transactions
Because investments in foreign securities usually involve currencies of foreign countries and because the Fund may hold cash and cash equivalent investments in foreign currencies, the value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time, causing the Fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.
Spot Rates and Derivative Instruments. The Fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward foreign currency exchange contracts (forward contracts). (See Types of Investments – Derivatives.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.
The Fund may enter into forward contracts for a variety of reasons, including for risk management (hedging) or for investment purposes.
When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, the Fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.
The Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, the Fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign
Statement of Additional Information – January 1, 2026

currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.
This method of protecting the value of the Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts can be used to minimize the risk of loss due to a decline in value of hedged currency, they will also limit any potential gain that might result should the value of such currency increase.
The Fund may also enter into forward contracts when the Fund’s portfolio manager believes the currency of a particular country will increase in value relative to another currency. The Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.
For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar.
Unanticipated changes in the currency exchange results could result in poorer performance for Funds that enter into these types of transactions.
At maturity of a forward contract, the Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, having the same maturity date, and covering the same amount of foreign currency.
If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.
Although the Fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. However, it will do so from time to time, and such conversions involve certain currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.
It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the Fund will be required to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Code.
Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund would have the right to sell the currency for a fixed amount in dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.
Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, or where the Fund would benefit from increased exposure to the currency, the Fund may buy call options on the foreign currency, giving it the right to purchase the currency for a fixed amount in dollars. The purchase of the options could offset, at least partially, the changes in exchange rates.
As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.
The Fund may write options on foreign currencies for similar purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency, giving the option holder the right to purchase that currency from the Fund for a fixed amount in dollars. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be offset, at least partially, by the amount of the premium received.
Statement of Additional Information – January 1, 2026

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, the Fund could write a put option on the relevant currency, giving the option holder the right to that currency from the Fund for a fixed amount in dollars. If rates move in the manner projected, the put option would expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.
As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.
An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.
Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.
Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.
Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.
Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of the Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund’s investments denominated in that currency over time.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign currency transactions include: Foreign Currency Risk, Derivatives Risk, Interest Rate Risk, and Liquidity Risk.
Foreign Securities
Unless otherwise stated in the Fund’s prospectus, stocks, bonds and other securities or investments are deemed to be “foreign” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s country of organization, domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund’s investments in foreign markets, may include issuers in emerging markets, as well as frontier markets, each of which carry heightened risks as compared with investments in other typical foreign markets. Unless otherwise stated in the Fund’s prospectus, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on qualitative judgments by the portfolio managers about a country’s level of economic and institutional development, among other factors. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, — Debt Obligations - Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and — Private Placement and Other Restricted Securities for more information.
Due to the potential for foreign withholding taxes, MSCI publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the
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net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Investment Manager believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.
There is a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as “share blocking.” The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally.
Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign securities include: Emerging Markets Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Frontier Market Risk, Geographic Focus Risk, Issuer Risk, and Market Risk.
Guaranteed Investment Contracts (Funding Agreements)
Guaranteed investment contracts, or funding agreements, are short-term, privately placed debt instruments issued by insurance companies. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. The Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to the Fund on seven days’ notice or less, at which time the investment may be considered illiquid. See Types of Investments – Illiquid Investments.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with guaranteed investment contracts (funding agreements) include: Credit Risk and Liquidity Risk.
High-Yield Securities
High-yield, or low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s Ratings), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s Ratings) or that are unrated but determined by the Fund’s portfolio managers to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events. High-yield securities may be more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities may be issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. High-yield securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may
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have a less liquid secondary market, potentially making it difficult to value or sell such securities. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. High-yield securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable- and Floating-Rate Obligations, – Debt Obligations – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and – Private Placement and Other Restricted Securities for more information.
The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, the Fund may be more dependent on the Investment Manager’s (or, if applicable, a subadviser’s) credit analysis with respect to these types of securities than is the case for more highly rated securities.
The market values of certain high-yield securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market values of more highly rated securities. In addition, issuers of high-yield and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.
The risk of loss due to default is greater for high-yield and comparable unrated securities than it is for higher rated securities because high-yield securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish the Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.
Many lower-rated securities are not registered for offer and sale to the public under the 1933 Act. Investments in these restricted securities may be determined to be liquid (able to be sold or disposed of in current market conditions in seven days or less without the sales or dispositions significantly changing the market value of the investment) pursuant to the Funds’ liquidity risk management program. The Fund may not purchase or otherwise acquire any illiquid investments if, immediately after the acquisition, the value of illiquid investments held by the Fund would exceed 15% of the Fund’s net assets. The Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with high-yield securities include: Credit Risk, Interest Rate Risk, High-Yield Securities Risk and Prepayment and Extension Risk.
Illiquid Investments
An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Some securities are deemed to be illiquid because they are subject to contractual or legal restrictions on resale. Subject to its investment policies, the Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid investments at the time of purchase.
Although one or more of the other risks described in this SAI may also apply, the risk typically associated with illiquid investments include: Liquidity Risk.
Inflation-Protected Securities
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index (CPI) for urban consumers and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
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If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. Similarly, a Fund treated as a regulated investment company (RIC) under the Code that holds these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with inflation-protected securities include: Inflation-Protected Securities Risk, Interest Rate Risk and Market Risk. In addition, inflation-protected securities issued by non-U.S. government agencies or instrumentalities are subject to Credit Risk.
Initial Public Offerings
The Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. The Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on the Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on the Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to the Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.
Although one or more risks described in this SAI may also apply, the risks typically associated with IPOs include: IPO Risk, Issuer Risk, Liquidity Risk, Market Risk, and Small Company Securities Risk.
Inverse Floaters
See Types of Investments – Derivatives – Indexed or Linked Securities (Structured Products) above.
Investments in Other Investment Companies (Including ETFs)
Investing in other investment companies may be a means by which the Fund seeks to achieve its investment objective. The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive relief currently or in the future available to the Fund. These securities include shares of other affiliated or unaffiliated open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (ETFs), UCITS funds (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities) and business development companies.
Except with respect to funds structured as funds-of-funds or so-called master/feeder funds or other funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that may be passively managed (e.g., they seek to track the performance of specific indexes or companies in related industries) or they may be actively managed. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by certain other registered investment companies in excess of these limits.
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ETFs are listed on an exchange and trade in the secondary market on a per-share basis, which allows investors to purchase and sell ETF shares at their market price throughout the day. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.
Although the Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for the Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that the Fund purchases. Because these investment companies may invest in other securities, they are also subject to the risks associated with a variety of investment instruments as described in this SAI.
Under the 1940 Act and rules and regulations thereunder, the Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds presents certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with the securities of other investment companies include: Exchange-Traded Fund (ETF) Risk, Investing in Other Funds Risk, Issuer Risk and Market Risk.
Listed Private Equity Funds
The Fund may invest directly in listed private equity funds, which may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies.
The Fund may invest in listed private equity funds that hold investments in a wide array of businesses and industries at various stages of development, from early stage to later stage to fully mature businesses. The Fund may invest in listed private equity funds that emphasize making equity and equity-like (preferred stock, convertible stock and warrants) investments in later stage to mature businesses, or may invest in listed private equity funds making debt investments or investments in companies at other stages of development. In addition, the Fund may invest in the common stock of closed-end management investment companies, including business development companies that invest in securities of listed private equity companies.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with investment in listed private equity funds include: Credit Risk, Liquidity Risk, Market Risk, Sector Risk, and Valuation Risk.
Money Market Instruments
Money market instruments include cash equivalents and short-term debt obligations which include: (i) bank obligations, including certificates of deposit (CDs), time deposits and bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. The Fund may also invest in affiliated and unaffiliated money market mutual funds, which invest primarily in money market instruments. See Types of Investments — Variable- and Floating-Rate Obligations and — Private Placement and Other Restricted Securities for more information.
With respect to money market securities, certain U.S. Government obligations are backed or insured by the U.S. Government, its agencies or its instrumentalities. Other money market securities are backed only by the claims paying ability or creditworthiness of the issuer.
Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank unconditionally guarantees their payment at maturity.
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The Columbia Funds typically invest their daily cash balances in Columbia Short-Term Cash Fund, a money market fund offered exclusively to the Columbia Funds. Columbia Short-Term Cash Fund is subject to mandatory liquidity fees if its daily net redemptions exceed 5% of its net assets and may impose a discretionary liquidity fee of up to 2% if that fee is determined to be in the best interest of Columbia Short-Term Cash Fund. Tax-exempt and municipal bond Funds typically invest their daily cash balance in a tax-exempt or municipal bond money market fund managed by a third party that is subject to the same liquidity fee requirements. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% if such an amount cannot be estimated.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with money market instruments include: Credit Risk, Inflation Risk, Interest Rate Risk, Issuer Risk and Money Market Fund Risk.
Mortgage-Backed Securities
Mortgage-backed securities are a type of asset-backed security that represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, — Debt Obligations - Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, — Private Credit Assets and — Private Placement and Other Restricted Securities for more information.
Mortgage-backed securities may be issued or guaranteed by Government National Mortgage Association (GNMA or Ginnie Mae), Federal National Mortgage Association (FNMA or Fannie Mae), or Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Before 2008, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the FNMA’s and FHLMC’s securities fell sharply in 2008 due to concerns that they did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship, a statutory process with the objective of returning the entities to normal business operations.
In the past, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities. There can be no assurance that these or other agencies of the government will provide such support in the future. The future status of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative and regulatory action that alters the operations, ownership structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.
Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its current obligations under the senior stock purchase agreements. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of the enterprises would have on their creditworthiness and guarantees of certain mortgage-backed securities. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of securities they guarantee, which could cause the Fund’s shares to lose value.
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Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. See Types of Investments — Debt Obligations - Stripped Securities for more information.
Collateralized Mortgage Obligations (CMOs) are hybrid mortgage-related instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass-through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.
Commercial mortgage-backed securities are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.
CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (IO) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an ETF may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid investments.
Mortgage pass-through securities are interests in pools of mortgage-related securities that differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Mortgage- and Other Asset-Backed Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.
Statement of Additional Information – January 1, 2026

Municipal Securities
Municipal securities include debt obligations issued by governmental entities, including states, political subdivisions, agencies, instrumentalities, and authorities, as well as U.S. territories, commonwealths and possessions (such as Guam, Puerto Rico and the U.S. Virgin Islands) and their political subdivisions, agencies, instrumentalities, and authorities, to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities.
Municipal securities may include municipal bonds, municipal notes and municipal leases, which are described below. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable- and Floating-Rate Obligations, – Debt Obligations – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and – Private Placement and Other Restricted Securities for more information.
Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.
Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions. See Types of Investments – Commercial Paper for more information.
Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand, usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.
Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for U.S. federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand.
Municipal lease obligations are participations in privately arranged loans to state or local government borrowers and may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. In general, municipal lease obligations are unrated, in which case they will be determined by the Fund’s portfolio manager to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated.
Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.
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Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.
Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.
The Fund may invest in certificates issued in tender option bond (TOB) transactions. A TOB is a common way of referring to floating rate certificates issued by a special purpose trust into which one or more municipal instruments are deposited. In a TOB transaction, the TOB trust issues two classes of securities. The first class, the floating rate certificates (floaters), is typically sold to third-party investors and pays an interest rate that is reset periodically based on a specified index. The second class, the inverse floating rate certificates (inverse floaters), is typically issued to the investor(s) that deposited the municipal instruments into the TOB trust, and pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floaters, after expenses. The Fund may invest in both floaters and inverse floaters. The Fund may purchase an inverse floater in the secondary market or from the TOB trust where the municipal instrument held by the trust was either owned or identified by the Fund. The floaters typically have first priority on the cash flow from the municipal instrument held by the TOB trust, and the remaining cash flow, less certain expenses, is paid to holders of the inverse floaters. Where the municipal instrument held by the TOB trust was either owned or identified by the Fund, the net proceeds of the sale of the floaters, after expenses, may be received by the Fund and may be invested in additional securities. This would generate economic leverage for the Fund.
Holders of the floaters generally have the right to tender such securities back to the TOB trust for par plus accrued interest. A remarketing agent for the trust is required to attempt to re-sell any tendered floaters to new investors for the purchase price (the stated amount of the floaters plus accrued interest). If the remarketing agent is unable to successfully re-sell the tendered floaters, depending on the structure of the trust, a liquidity provider to the trust may elect to cause the trust to sell the municipal instruments held by the trust in an amount sufficient to purchase any tendered floaters or may provide a loan to the trust, the proceeds of which will be used to purchase the tendered floaters.
Holders of the inverse floaters typically have the right to partially or totally collapse their interest in the TOB trust by causing the holders of a proportional share of the floaters to tender their notes to the TOB trust at par plus accrued interest. Thereafter, holders of the inverse floaters may withdraw a corresponding share of the municipal instruments from the TOB trust.
Because holders of the floaters have the right to tender their securities to the TOB trust at par plus accrued interest, holders of the inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage.
Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a greater extent than the value of the TOB trust’s underlying municipal bonds in response to changes in market interest rates or credit quality. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.
Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floaters, or other obligations or certificates structured to have similar features, generally moves in the opposite direction from interest rates. The value of an inverse floater can be more volatile than the value of other debt instruments of comparable maturity and quality; during periods of rising interest rates, the prices of inverse floaters will tend to decline more quickly than those of fixed rate instruments. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates.
A TOB transaction typically provides for the automatic termination of the trust upon the occurrence of certain adverse events. These events may include, among others, a credit rating downgrade or decrease in the value of the underlying municipal instruments below a specified level, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors floaters that have been tendered for repurchase. Following such an event, the underlying municipal instruments are generally sold for current market value and the proceeds generally distributed first to holders of the floaters in an amount equal
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to the purchase price of their securities plus accrued interest and then to the holders of the inverse floaters. The sale of the underlying municipal instruments following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.
Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities. In addition, inverse floaters are subject to the risk that the structure does not work as intended and are subject to the credit risk of any third party service provider and to the third party service provider's ability or willingness to perform in accordance with the terms of the arrangement.
There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return. The municipal bond market is characterized by a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than for other security markets. See Appendix A for a discussion of securities ratings. (See Types of Investments – Debt Obligations.)
Standby Commitments. Standby commitments are securities under which a purchaser, usually a bank or broker-dealer, agrees to purchase, for a fee, an amount of the Fund’s municipal obligations. The amount payable by a bank or broker-dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. The Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with standby commitments include: Counterparty Risk, Market Risk, and Municipal Securities Risk.
Taxable Municipal Obligations. Interest or other investment return is subject to federal income tax for certain types of municipal obligations for a variety of reasons. These municipal obligations do not qualify for the federal income tax exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.
For more information about the key risks associated with investments in municipal securities of particular states, see Appendix C. See Appendix A for a discussion of securities ratings. (See Types of Investments – Debt Obligations.)
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with municipal securities include: Credit Risk, Inflation Risk, Interest Rate Risk, Market Risk, and Municipal Securities Risk.
Participation Interests
Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes that have been “packaged” by an intermediary, such as a bank or broker-dealer. Participation interests typically are issued by partnerships or trusts through which the Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as the Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable- and Floating-Rate Obligations, – Debt Obligations – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and – Private Placement and Other Restricted Securities for more information.
Loan participations also are a type of participation interest. Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies).
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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with loan participations include: Confidential Information Access Risk, Credit Risk, and Interest Rate Risk.
Partnership Securities
The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as PTPs/MLPs). These entities are limited partnerships or limited liability companies that may be publicly traded on stock exchanges or markets such as the NYSE, the NYSE Alternext US LLC (formerly the American Stock Exchange) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally, PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with partnership securities include: Interest Rate Risk, Issuer Risk, Liquidity Risk and Market Risk.
Preferred Stock
Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. See Types of Investments – Private Placement and Other Restricted Securities for more information.
Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. An APS is distinguished from standard preferred stock because its dividends change from time to time. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. Holders of APS may not be able to sell their shares if an auction fails, such as when there are more shares of APS for sale at an auction than there are purchase bids.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with preferred stock include: Convertible Securities Risk, Issuer Risk, Liquidity Risk and Market Risk.
Trust-Preferred Securities. Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments and are typically treated by the Funds as debt investments.
Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on the financial institutions balance sheet.
The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities which are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.
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The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements.
In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with trust-preferred securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.
Private Credit Assets
A Fund may obtain exposure to private credit investments, generally involving asset-based investments, including indirectly through their investments in pooled investment vehicles, partnerships, joint ventures, limited liability companies and vehicles with similar legal structures (a Private Credit Investment Vehicle). Typically, private credit investments are not traded in public markets and are illiquid, such that a Private Credit Investment Vehicle may not be able to sell some of its holdings for extended periods, which may be several years, or at the price at which the Private Credit Investment Vehicle is valuing its investments. A Private Credit Investment Vehicle may, from time to time or over time, focus its private credit investments in a particular industry or sector or certain industries or sectors. Investment performance of such industries or sectors may at times have an out-sized impact on the performance of a Private Credit Investment Vehicle and, correspondingly, the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Private Credit Investment Vehicle's investment will often be leveraged and may not be rated by national credit rating agencies. Private Credit Investment Vehicles may be considered debt obligations.
Private Investments in Public Equity
Private Investments in public equity (or PIPEs) are equity securities purchased in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class. Shares issued in PIPEs are not registered with the SEC and may not be sold unless registered with the SEC or pursuant to an exemption from registration. Generally, an issuer of shares in a PIPE may agree to register the shares after a certain period from the date of the private sale. This restricted period can last many months. Until the public registration process is completed, the resale of the PIPE shares is restricted and the Fund may sell the shares after six months, with certain restrictions, if the Fund is not an affiliate of the issuer (under relevant securities law, a holder of restricted shares may sell the shares after 6 months if the holder is not affiliated to the issuer). Generally, such restrictions cause the PIPE shares to be illiquid during this time. If the issuer does not agree to register the PIPE shares, the shares will remain restricted, not be freely tradable and may only be sold pursuant to an exemption from registration. Even if the PIPE shares are registered for resale, there is no assurance that the registration will be in effect at the time the Fund elects to sell the shares. See also Types of Investments – Private Placement and Other Restricted Securities for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with PIPEs include: Private Investment in Public Equity (PIPEs) Risk, Counterparty Risk, Issuer Risk, Liquidity Risk, Market Risk, and Rule 144A and Other Exempted Securities Risk.
Private Placement and Other Restricted Securities
Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are generally eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or
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144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, high-yield securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.
Private placements typically may be sold only to qualified institutional buyers or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of qualified purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with private placement and other restricted securities include: Issuer Risk, Liquidity Risk, Market Risk and Confidential Information Access Risk.
Real Estate Investment Trusts
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions.
Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded.
Similar to regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with REITs include: Interest Rate Risk, Issuer Risk, Market Risk and Real Estate-Related Investment Risk.
Repurchase Agreements
Repurchase agreements are agreements under which the Fund acquires a security for a relatively short period of time (usually within seven days) subject to the obligation of a seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). The repurchase agreement specifies the yield during the purchaser’s holding period. Repurchase agreements also may be viewed as loans made by the Fund that are collateralized by the securities subject to repurchase, which may consist of a variety of security types. The Fund typically will enter into repurchase agreements only with commercial banks, registered broker-dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with repurchase agreements include: Counterparty Risk, Credit Risk, Issuer Risk, Market Risk, and Repurchase Agreements Risk.
Reverse Repurchase Agreements
Reverse repurchase agreements are agreements under which the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time and price which reflects an interest payment. The Fund generally retains the right to interest and principal payments on the security. Reverse repurchase agreements also may be viewed as borrowings made by the Fund.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, Issuer Risk, Leverage Risk, Market Risk, and Reverse Repurchase Agreements Risk.
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Short Sales
The Fund may sometimes sell securities short when it owns an equal amount of the securities sold short. This is a technique known as selling short “against the box.” If the Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.
Short sales “against the box” entail many of the same risks and considerations described below regarding short sales not “against the box.” However, when the Fund sells short “against the box” it typically limits the amount of its effective leverage. The Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Fund’s portfolio manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to the Fund and its shareholders.
Subject to its fundamental and non-fundamental investment policies, the Fund may engage in short sales that are not “against the box,” which are sales by the Fund of securities, contracts or instruments that it does not own in hopes of purchasing the same security, contract or instrument at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security, commodity futures contract or other instrument. To make delivery to the buyer, the Fund must borrow or purchase the security. If borrowed, the Fund is then obligated to replace the security borrowed from the third party, so the Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.) Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with short sales include: Leverage Risk, Market Risk, and Short Positions Risk.
Sovereign Debt
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Types of Investments – Foreign Securities.) In addition, there may be no legal recourse against a sovereign debtor in the event of a default.
Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with sovereign debt include: Credit Risk, Emerging Markets Securities Risk, Foreign Securities Risk, Issuer Risk and Market Risk.
Special Purpose Acquisition Company (SPAC)
A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions (each a SPAC Transaction). The shares of a SPAC are issued in “units” that typically include one share of common stock and one warrant (or partial warrant) conveying the right to purchase additional shares. Within 52 days after the closing of the IPO, the shares of common stock and the warrants comprising the units will begin to trade separately and become freely tradeable. After going public, and until a SPAC Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to
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cover expenses) in U.S. Government securities, money market securities and/or cash. If a SPAC does not complete a SPAC Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any warrants issued by the SPAC expire worthless. In some cases, the Fund will forfeit its right to exercise its warrants to receive additional shares even if a SPAC Transaction occurs if the Fund holding the warrant elects to redeem its shares of common stock and not participate in the SPAC Transaction. See also Types of Investments – Common Stock, – Initial Public Offerings, and – Warrants and Rights for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with SPACs include: IPO Risk, Issuer Risk, Liquidity Risk, Market Risk, Special Purpose Acquisition Companies (SPAC) Risk, and Warrants and Rights Risk.
Standby Commitments
See Types of Investments – Municipal Securities above.
U.S. Government and Related Obligations
U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various agencies or instrumentalities established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies or instrumentalities of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments – Variable- and Floating-Rate Obligations for more information.
Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Banks Funding Corporation, Ginnie Mae, Fannie Mae, Freddie Mac, and SLM Corporation. Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with U.S. Government and related obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, Reinvestment Risk, and U.S. Government Obligations Risk.
Variable- and Floating-Rate Obligations
Variable- and floating-rate obligations are debt instruments that provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor (as lender), and the borrower. The interest rates on these notes fluctuate. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of
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default by the issuer. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, high-yield securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants on the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its rights and the rights of the syndicate against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.
The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the Fund will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy.
Loans may be structured in different forms, including assignments and participations. In an assignment, the Fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.
The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.
Corporate loans in which the Fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Fund’s portfolio manager believes are attractive arise.
Certain of the loans acquired by the Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.
Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances the Investment Manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held in the Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities.
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In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Fund and other client accounts. The Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client accounts collectively held only a single category of the issuer’s securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with variable- or floating-rate obligations include: Counterparty Risk, Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.
Warrants and Rights
Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.
The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with warrants and rights include: Convertible Securities Risk, Counterparty Risk, Credit Risk, Issuer Risk, and Market Risk.
Contingent Value Rights. A contingent value right (CVR) gives the holder the right to receive an amount, which may be fixed or determined by a formula, in the event that a specified corporate action or other business event or trigger occurs (or fails to occur) during the term of the CVR. CVRs may be awarded to investors in the context of a corporate acquisition or major restructuring, such as a reorganization pursuant to Chapter 11 of the U.S. Bankruptcy Code or other reorganization. For example, investors in an acquired or reorganized company may receive CVRs that enable the investor to receive additional shares of the acquiring company in the event that the acquiring company’s share price falls below a certain level by a specified date, or to receive cash payments and/or securities in the event of a future sale or liquidation event involving the company by a specified date. CVRs generally do not entitle a holder to dividends or voting rights with respect to the issuer and do not represent any rights in the assets of the issuer.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CVRs include: Contingent Value Rights Risk, Counterparty Risk, Credit Risk, Liquidity Risk, and Valuation Risk.
Information Regarding Risks
The following is a summary of risks of investing in the Funds and the risk characteristics associated with the various securities, instruments, assets and investments as well as strategies and techniques that may be available to the Funds for investment. A Fund’s risk profile is largely determined by the Fund’s portfolio holdings and principal investment strategies (see the Fund’s most recent Form N-CSR for portfolio holdings information and see the Fund’s current prospectus for the description of the Fund’s principal investment strategies and principal risks). The Funds are allowed to invest in other securities, instruments, assets and investments, and may engage in strategies and techniques other than those described in the Fund’s prospectus, subjecting the Fund to the risks associated with these other securities, instruments, assets, investments, strategies and techniques.
An investment in the Funds is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. One or more of the following risks may be associated with an investment in a Fund at any time:
Active Management Risk. The Funds are actively managed and their performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve each Fund’s investment objective. Due to their active management, the Funds could underperform their benchmark index and/or other funds with similar investment objectives and/or strategies.
Activist Strategies Risk. The Fund may purchase securities of a company that is the subject of a proxy contest or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of the company’s securities to increase. If the proxy contest, or the new management, is not successful, the market price of the company’s securities will typically fall.
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In addition, where an acquisition or restructuring transaction or proxy fight is opposed by the subject company’s management, the transaction often becomes the subject of litigation. Such litigation involves substantial uncertainties and may impose substantial cost and expense on the Fund.
Allocation Risk. For any Fund that uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds that use Alternative Strategies, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money. Some Alternative Strategies may be considered speculative.
To the extent that an underlying fund is charged a performance (or incentive) fee (which would indirectly be borne by the Fund’s shareholders), such fees may create incentives for the underlying fund’s manager to make investments that are riskier or more speculative than in the absence of these fees. Because these fees are often based on both realized and unrealized appreciation, the fee may be greater than if it were based only on realized gains. In addition, underlying fund managers may receive compensation for relative performance of the underlying fund even if the underlying fund’s overall returns are negative.
Arbitrage Strategies Risk. The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decline sharply, which would result in a loss to the Fund. In addition, if the portfolio manager(s) determines that the offer is likely to be increased, either by the original bidder or by another party, the Fund may purchase securities above the offer price; such purchases are subject to a high degree of risk.
The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including opposition by the management or shareholders of the target company, private litigation or litigation involving regulatory agencies, and approval or non-action of regulatory agencies. The likelihood of occurrence of these and other factors, and their impact on an investment, can be very difficult to evaluate.
Bankruptcy Process and Trade Claims Risk. The Fund may purchase bankruptcy claims. There are a number of significant risks inherent in the bankruptcy process. The effect of a bankruptcy filing on a company may adversely and permanently affect the company and cause it to be incapable of restoring itself as a viable business. Many events in a bankruptcy are the product of contested matters and adversarial proceedings. The duration of a bankruptcy proceeding is difficult to predict and a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being finalized. The administrative costs in connection with a bankruptcy proceeding are frequently high and are paid out of the debtor’s estate before any return to creditors. The Fund may also purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings, which include claims of suppliers for unpaid goods delivered, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative, illiquid, and carries a high degree of risk. The markets in trade claims are generally not regulated by U.S. federal securities laws or the SEC.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Closed-End Investment Company Risk. Closed-end investment companies frequently trade at a discount to their NAV, which may affect whether the Fund will realize gain or loss upon its sale of the closed-end investment company’s shares. Closed-end investment companies may employ leverage, which also subjects the closed-end investment company to increased risks such as increased volatility.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments (and therefore the Fund) to greater volatility than other
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types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments thereby subjecting the Fund to increased liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). Certain types of commodities instruments are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument. The Fund may make commodity-related investments through, and may invest in one or more underlying funds that make commodity-related investments through, one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections. However, any such subsidiary is wholly owned and controlled by the Fund and any underlying fund subsidiary is wholly-owned and controlled by the underlying fund, making it unlikely that the subsidiary will take action contrary to the interests of the Fund or the underlying fund and their shareholders. Further, any such subsidiaries will be subject to the laws of a foreign jurisdiction, and can be adversely affected by developments in that jurisdiction.
Concentration Risk. To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Confidential Information Access Risk. In many instances, issuers of floating rate loans offer to furnish material, non-public information (Confidential Information) to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The portfolio managers may avoid the receipt of Confidential Information about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the ability to assess the desirability thereof may be compromised. For these and other reasons, it is possible that the decision not to receive Confidential Information could adversely affect the Fund’s performance.
Contingent Value Rights Risk. Risks associated with an investment in CVRs are generally similar to risks associated with investing in options, such as the risk that the required trigger event does not occur prior to a CVR’s expiration, causing the CVR to expire with no value. CVRs also present liquidity risk, as they may be difficult or impossible to transfer. Further, because CVRs are valued based on the likelihood of the occurrence of a trigger event, valuation often requires subjective modeling and judgment, which increases the risk of mispricing.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
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Contingent Convertible Securities Risk. Contingent convertible securities, also known as contingent capital securities or “CoCos,” are hybrid securities that are typically issued by non-U.S. banks. CoCos have characteristics of both debt and equity instruments, although they are generally treated by the Funds as debt investments. If certain “trigger events” occur, CoCos either convert into equity or undergo a principal write-down or write-off. Trigger events, which are defined by the documents governing the CoCo, may include a decline in the issuer’s capital ratio below a specified trigger level, the share price of the issuer falling to a particular level for a certain period of time, other events indicating an increase in the issuer’s risk of insolvency, and/or certain regulatory events, including changes in regulatory capital requirements or regulatory actions related to the issuer’s solvency prospects.

The value of CoCos may be influenced by the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial or political events impacting the issuer, its particular market or the financial markets more broadly. Due to the contingent conversion or principal write-down or write-off features, CoCos may have substantially greater risk than other securities in times of financial stress. The occurrence of an automatic conversion or write-down or write-off event may be unpredictable and the potential effects of such event could cause a Fund’s shares to lose value. The coupon payments offered by CoCos are
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discretionary and may be cancelled or adjusted downward by the issuer or at the request of the relevant regulatory authority at any point, for any reason, and for any length of time. As a result of the uncertainty with respect to coupon payments, the value of CoCos may be volatile and their price may decline rapidly if coupon payments are suspended. CoCos are typically structurally subordinated to traditional convertible bonds in the issuer’s capital structure. There may be circumstances under which investors in CoCos may suffer a capital loss ahead of equity holders or when equity holders do not.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CoCos include: Convertible Securities Risk, Credit Risk, Foreign Securities Risk, High-Yield Investments Risk, Interest Rate Risk, Issuer Risk, and Market Risk.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to the Fund of a counterparty subject to such proceedings in the European Union (sometimes referred to as a “bail in”).
Credit Risk. Credit risk is the risk that the value of loans or other debt instruments may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the borrower or the issuer to make timely interest or principal payments, including changes in the financial condition of the borrower or the issuer or in general economic conditions. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain loans and debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated loans or instruments held by the Fund may present increased credit risk as compared to higher-rated loans or instruments. Non-investment grade loans or debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade loans or debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or instruments, or if the ratings of loans or instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan or debt instrument declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral (if any) securing the loan or debt instrument, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan or debt instrument that is adverse to the holders of the loan or debt instrument. Such actions may include invalidating the loan or debt instrument, the lien on the collateral (if any), the priority status of the loan or debt instrument, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan or debt instrument could also make it difficult for the Fund to sell the loan or debt instrument at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans or debt instruments that have a lower priority for repayment in an issuer’s capital structure typically involve a higher degree of overall risk than more senior loans or debt instruments of the same borrower.
Cybersecurity Breaches, Systems Failure and Other Business Disruptions Risk. The Fund and its service providers, including the Investment Manager and its affiliates (Ameriprise Financial, which is the Investment Manager’s parent company, the Distributor and the Transfer Agent (together with the Investment Manager, referred to herein as we, us and our)), any investment subadvisers, the Custodian and other service providers, as well as all their underlying service providers (collectively, the Service Providers), are heavily dependent on their respective employees, agents and other personnel (Personnel) and proprietary and third-party technology and infrastructure and related business, operational and information systems, networks, computers, devices, programs, applications, data and functions (collectively, Systems) to perform necessary business activities. The Systems and Personnel that the Fund and the Service Providers rely upon may be vulnerable to significant disruptions and failures, including those relating to or arising from cybersecurity breaches (including intentional acts, e.g., cyber-attacks,
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hacking, phishing, spear phishing and vishing scams, unauthorized payment requests and other social engineering techniques aimed at Personnel or Systems, and unintentional events or activity), attempted cybersecurity breaches, Systems malfunctions, user error, conduct (or misconduct) of or arising from Personnel, and remote access to Systems (particularly important given the increased use of technologies such as the internet to conduct business). The increased use of mobile and cloud technologies and remote work heighten these and other operational risks. In addition, other events or circumstances – whether foreseeable, unforeseeable, or beyond our control, such as acts of war, other conflicts, insurrections, military actions, terrorism, riots, civil unrest including large scale protests, natural disaster, widespread disease, pandemic or other public health crises – may result in, among other things, quarantines and travel restrictions, workforce displacement and loss or reduction in Personnel and other resources. In the above circumstances, the Fund’s and the Service Providers’ operations may be significantly impacted, or even temporarily halted. The Fund’s securities market counterparties or vendors may face the same or similar systems failure, cybersecurity breaches and other business disruptions risks.
Systems and Personnel disruptions and failures, particularly cybersecurity breaches, may result in (i) proprietary or confidential information or data including personal investor information (and that of beneficial owners of investors) being lost, withheld for ransom, misused, destroyed, stolen, released, corrupted or rendered unavailable, (ii) unauthorized access to Systems and loss of operational capacity, including from, but not limited to, denial-of-service attacks (i.e., efforts to make network services and other Systems unavailable to intended users), and (iii) the misappropriation of Fund or investor assets or sensitive information. Any such events could negatively impact Service Provider Personnel and Systems and may have significant adverse impacts on the Fund and its shareholders.
Systems and Personnel disruptions and failures such as cybersecurity breaches may cause delays or mistakes in materials provided to shareholders and may also interfere with, or negatively impact, the processing of Fund investor transactions, pricing of Fund investments, calculating the Fund’s NAV, and trading within the Fund’s portfolio, while causing or subjecting the Fund to potential financial losses as well as additional compliance, legal, and operational costs. The third-party trading systems relied upon by us (and generally much of the asset management and related industries) are vital to our everyday operations, and despite our and our trading system vendor’s business continuity and recovery plans, such trading systems may fail or be disrupted, which could cause significant harm to our business and Fund shareholders. Such events could negatively impact the Fund, its shareholders and the business, financial condition and performance or results of operations of the Service Providers.
The trend toward broad consumer and general public notification of Systems failures and cybersecurity breaches, including those where the Service Providers are the parties being breached, could exacerbate the harm to the Fund, its shareholders and Service Provider business, financial condition and performance or results of operations. Even if we and the Service Providers successfully protect our respective Systems from failures or cybersecurity breaches, we may incur significant expenses in connection with our responses to any such events or compliance with evolving laws, as well as the need for adoption, implementation and maintenance of appropriate security measures. We could also suffer harm to our business and reputation if attempted or actual cybersecurity breaches are publicized. We and the Service Providers cannot be certain that evolving threats from cyber-criminals and other cyber-threat actors, exploitation of new vulnerabilities in our respective Systems, data thefts, Systems break-ins or other types of inappropriate access will not compromise or breach the technology or other security measures protecting our respective Systems.
We rely on the Service Providers to identify and remediate software and other vulnerabilities before they can be exploited by bad actors, but they cannot always do so. For example, zero-day vulnerabilities in software and other technology solutions are immediately exploitable by bad actors as may occasionally happen with certain Service Providers. We routinely face attacks and seek to address evolving threats of which we become aware. We have been able to identify, protect, respond to and recover from these attacks to date without a material loss of client financial assets or information through the use of ongoing internal and external threat monitoring and by making continual adjustments to our security and incident response capabilities. We and the Service Providers have also been threatened by, among others, phishing, vishing and spear phishing scams, social engineering attacks (such as direct voice contact and any technology or communication mechanism to contact a person), account takeovers, introductions of malware, attempts at electronic break-ins, and the submission of fraudulent payment requests. These threats and events have increased substantially every year, which is expected to continue, particularly as the use of artificial intelligence makes these attempts look more legitimate. Systems failures and cybersecurity breaches may be difficult to detect, may go undetected for long periods or may never be detected. The impact of such events may be compounded over time. Although we evaluate the materiality of all Systems failures and cybersecurity breaches detected, we may conclude that some such events are not material and may choose not to address them. Such conclusions may not prove to be correct.
Although we have established business continuity/disaster recovery plans (Continuity and Recovery Plans) designed to prevent or mitigate the effects of Systems and Personnel disruptions and failures and cybersecurity breaches, there are inherent limitations in Continuity and Recovery Plans. These limitations include the possibility that certain risks have not been identified, that Continuity and Recovery Plans might not – despite testing and monitoring – operate as designed, that Continuity and Recovery Plans may not be sufficient to stop or mitigate negative impacts, including financial losses, or that Continuity and
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Recovery Plans may otherwise be unable to achieve their objectives. The Fund and its shareholders could be negatively impacted as a result. The widespread use of work-from-home arrangements may increase these risks. The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its Continuity and Recovery Plans take into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters and conditions, including pandemics, may have on the ability of us and the Service Providers to continue ordinary business operations and technology functions over near- or longer-term periods. In addition, the Fund cannot control or dictate the Continuity and Recovery Plans of the Service Providers. As a result, there can be no assurance that the Fund will not suffer financial losses relating to Systems or Personnel disruptions or failures or cybersecurity breaches affecting them or us in the future.
Systems and Personnel disruptions and failures and cybersecurity breaches may necessitate significant investment to repair or replace impacted Systems. In addition, the Fund may incur substantial costs for risk management in connection with failures or interruptions of Systems, Personnel, Continuity and Recovery Plans and cybersecurity defense measures in order to attempt to prevent any such events or incidents in the future, which, if they should occur, may be prolonged and may negatively impact business operations.
Any insurance or other risk-shifting tools available to us in order to manage or mitigate the risks associated with Systems and Personnel disruptions and failures and cybersecurity breaches are generally subject to terms and conditions such as deductibles, coinsurance, limits and policy exclusions, as well as risk of counterparty denial of coverage, default or insolvency. While Ameriprise Financial and its affiliates maintain cyber liability insurance that provides both third-party liability and first-party liability coverages, this insurance may not be sufficient to protect us against all losses. In addition, contractual remedies may not be available with respect to Service Providers or may prove inadequate if available (e.g., because of limits on the liability of the Service Providers) to protect the Fund against all losses.
Stock and other market exchanges, financial intermediaries, issuers of, and counterparties to, Fund investments also may be adversely impacted by Systems and Personnel disruptions and failures and cybersecurity breaches, in their own businesses, subjecting them to the risks described here, as well as other additional or enhanced risks particular to their businesses, which could result in losses to the Fund and its shareholders. Issuers of securities or other instruments in which the Fund invests may also experience Systems and Personnel disruptions and failures and cybersecurity breaches, which could result in material adverse consequences for such issuers, which may cause the Fund’s investment in such issuers to lose money.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund. A potential conflict of interest exists to the extent that the Fund invests in ADRs for which the Fund's custodian serves as depository bank.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated
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with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country's or region’s currency. The Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. The Fund may use these instruments to gain leveraged exposure to currencies, which is a speculative investment practice that increases the Fund's risk exposure and the possibility of losses. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
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A forward interest rate agreement is a derivative whereby the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on
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the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A bond (or debt instrument) future is a derivative that is an agreement for the contract holder to buy or sell a bond or other debt instrument, a basket of bonds or other debt instruments, or the bonds or other debt instruments in an index on a specified date at a predetermined price. The buyer (long position) of a bond future is obliged to buy the underlying reference at the agreed price on expiry of the future.
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A commodity-linked future is a derivative that is an agreement to buy or sell one or more commodities (such as crude oil, gasoline and natural gas), basket of commodities or indices of commodity futures at a specific date in the future at a specific price.
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A currency future, also an FX future or foreign exchange future, is a derivative that is an agreement to exchange one currency for another at a specified date in the future at a price (exchange rate) that is fixed on the purchase date.
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An equity future is a derivative that is an agreement for the contract holder to buy or sell a specified amount of an individual equity, a basket of equities, or the securities in an equity index on a specified date at a predetermined price.
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An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the coupon rate, while floating rate securities have a coupon rate that changes whenever there is a change in a designated benchmark index or the issuer’s credit rating. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. There is a risk that the current interest rate on variable and floating rate instruments may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some inverse floaters are structured with liquidity features and may include market-dependent liquidity features that may expose the Fund to greater liquidity risk. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The Fund may purchase or write (i.e., sell) put and call options on an underlying reference it is otherwise permitted to invest in. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the Fund sells a put option, the Fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss. If the Fund sells a call option, the Fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the Fund sells a call option that is not covered (it does not own the underlying reference), the Fund's losses are potentially unlimited. Options may involve economic leverage, which could result in greater volatility in price movement. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Derivatives Risk – Structured Investments Risk. Structured investments are over-the-counter derivatives that provide principal and/or interest payments based on the value of an underlying reference(s). Structured investments typically provide interest income, thereby offering a potential yield advantage over investing directly in an underlying reference. Structured investments may lack a liquid secondary market, and their prices or value can be volatile, which could result in significant losses for the Fund. In some cases, depending on its terms, a structured investment may provide that principal and/or interest payments may be adjusted below zero resulting in a potential loss of principal and/or interest payments. Additionally, the particular terms of a structured investment may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price change of the underlying reference. Economic leverage will increase the volatility of structured investment prices and could result in increased losses for the Fund. The Fund’s use of structured instruments may not work as intended. If structured investments are used to reduce the duration of the Fund’s portfolio, this may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline). Structured investments can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A commodity-linked structured note is a derivative (structured investment) that has principal and/or interest payments based on the market price of one or more particular commodities (such as crude oil, gasoline and natural gas), a basket of commodities, indices of commodity futures or other economic variable. If payment of interest on a commodity-linked structured note is linked to the value of a particular commodity, basket of commodities, commodity index or other economic variable, the Fund might receive lower interest payments (or not receive any of the interest due) on its investments if there is a loss of value in the underlying reference. Further, to the extent that the amount of principal to be repaid upon maturity is linked to the value of a particular commodity, basket of commodities, commodity index or other economic variable, the Fund might not receive a portion (or any) of the principal at maturity of the investment or upon earlier exchange. At any time, the risk of loss associated with a particular structured note in the Fund’s portfolio may be significantly higher than the value of the note. A liquid secondary market may not exist for the commodity-linked structured notes held in the Fund’s portfolio, which may make it difficult for the notes to be sold at a price acceptable to the portfolio managers or for the Fund to accurately value them.
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An equity-linked note (ELN) is a derivative (structured investment) that has principal and/or interest payments based on the value of a single equity security, a basket of equity securities, or an index of equity securities, and generally has risks similar to these underlying equity securities. ELNs may be leveraged or unleveraged. An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an underlying equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, as well as in privately negotiated transactions with the issuer of the ELN. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. While the Fund will seek to purchase ELNs only from issuers that it believes to be willing and able to repurchase the ELN at a reasonable price, there can be no assurance that the Fund will be able to sell at such a price. Furthermore, such inability to sell may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous. The Fund’s investments in ELNs have the potential to lead to significant losses, including the amount the Fund invested in the ELN, because ELNs are subject to the market and volatility risks associated with their underlying equity. In addition, because ELNs often take the form of unsecured notes of the issuer, the Fund would be subject to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. However, the Fund typically considers ELNs alongside other securities of the issuer in its assessment of issuer concentration risk. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. ELNs may also be subject to leverage risk. The Fund may or may not hold an ELN until its maturity. ELNs also include participation notes.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A commodity-linked swap is a derivative (swap) that is an agreement where the underlying reference is the market price of one or more particular commodities (such as crude oil, gasoline and natural gas), basket of commodities or indices of commodity futures.
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Contracts for differences (CFDs) are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities, different groups or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades on a particular asset(s). CFDs enable investors to speculate on whether a market will go up or down, and profit from the price movement without owning the underlying asset(s). CFDs essentially allow investors to trade the direction of securities, including over the very short term. CFDs are subject to the risks described above under Derivatives Risk – Swaps Risk.
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A credit default swap (including a swap on a credit default index, sometimes referred to as a credit default swap index) is a derivative and special type of swap where one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return upon the occurrence of a particular credit event by one or more third parties, such as bankruptcy, default or a similar event. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps enable an investor to buy or sell protection against such a credit event (such as an issuer’s bankruptcy, restructuring or failure to make timely payments of interest or principal). Credit default swap indices are indices that reflect the performance of a basket of credit default swaps and are subject to the same risks as credit default swaps. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a credit default swap defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
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An inflation rate swap is a derivative typically used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI).
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An interest rate swap is a derivative in which two parties agree to exchange interest rate cash flows, based on a specified notional amount from a fixed rate to a floating rate (or vice versa) or from one floating rate to another. Interest rate swaps can be based on various measures of interest rates, including swap rates, treasury rates, foreign interest rates and other reference rates.
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Total return swaps are derivative swap transactions in which one party agrees to pay the other party an amount equal to the total return of a defined underlying reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return of a different underlying reference.
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A Municipal Market Data (MMD) Rate Lock permits a Fund to lock in a specific municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio, which in turn protects against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short duration position. A Fund will ordinarily use these transactions as a hedge or for duration or risk management, which may not be successful. An MMD Rate Lock is a contract between a Fund and an MMD Rate Lock provider pursuant to which the parties agree to make a net settlement payment to each other on a notional and duration amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.
Derivatives Risk – Swaptions Risk. A swaption is an options contract on a swap agreement. These transactions give the purchasing party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms, in return for payment of the purchase
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price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars.
Distressed Securities Risk. The Fund may purchase distressed securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations. Since there is typically substantial uncertainty concerning the outcome of transactions involving business enterprises in these situations, there is a high degree of risk of loss, including loss of the entire investment.
In bankruptcy, there can be considerable delay in reaching accord on a restructuring plan acceptable to a bankrupt company’s lenders, bondholders and other creditors and then obtaining the approval of the bankruptcy court. Such delays could result in substantial losses to the investments in such company’s securities or obligations. Moreover, there is no assurance that a plan favorable to the class of securities held by the Fund will be adopted or that the subject company might not eventually be liquidated rather than reorganized.
In liquidations (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security in respect of which such distribution is received. It may be difficult to obtain accurate information concerning a company in financial distress, with the result that the analysis and valuation are especially difficult. The market for securities of such companies tends to be illiquid and sales may be possible only at substantial discounts.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.
Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not have an active trading market internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.
Statement of Additional Information – January 1, 2026

Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in China and Russia.
Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. The Russian securities market is exposed to a variety of risks described above in “Emerging Market Securities Risk” not encountered in more developed markets. The Russian securities market is relatively new, and a substantial portion of securities transactions are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets.
Because of the recent formation of the Russian securities markets, the relatively underdeveloped state of Russia’s banking and telecommunication systems and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (NSD) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of the local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
In addition, Russia also may attempt to assert its influence in the region through economic or military measures, as it did with Georgia in the summer of 2008 and Ukraine in 2014 and 2022. Russia launched a large-scale invasion of Ukraine in February 2022, significantly amplifying already existing geopolitical tensions. The extent and duration of the military action, the resulting sanctions or other punitive actions and the resulting future market disruptions, including declines in its stock markets, the value of Russian sovereign debt and the value of the ruble against the U.S. dollar, are impossible to predict, but have been and could continue to be significant. Any such disruptions caused by Russian military action or other hostile actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including potential widening of the scope of the conflict, purchasing and financing restrictions, potential suspension of trading Russian securities on stock exchanges, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, have impacted and may continue to impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action have impacted, and may continue to impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.
Governments in the United States, Canada, the United Kingdom, the European Union and many other countries (collectively, the Sanctioning Bodies) have imposed broad-ranging economic sanctions, including banning Russia from global payments systems that facilitate cross-border payments, prohibiting certain securities trades and certain private transactions in the energy sector, asset freezes and prohibition of all business, against certain Russian individuals (including politicians) both inside Russia and globally, as well as Russian corporate and banking entities. The Sanctioning Bodies, and/or others, could also institute or threaten further sanctions, which may result in the decline of the value and liquidity of Russian securities, further downgrades in the credit ratings of Russia or Russian issuers, a further weakening of the ruble or other adverse consequences for the Russian economy. These sanctions may include the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions may also result in Russia taking countermeasures or retaliatory actions which may further impair the value and liquidity of Russian securities. For instance, in response to sanctions, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country and the Russian Central Bank suspended the sales of Russian securities by non-residents of Russia on its local stock exchange. Any market disruptions caused by Russian military action, resulting sanctions and/or countermeasures or actions thereto may magnify the impact of other risks to the Fund. Market events are rapidly evolving and present uncertainty and risk with respect to markets globally and the performance of the Fund and its investments could be negatively impacted.
Statement of Additional Information – January 1, 2026

China Bond Connect Risk. The risks noted here are in addition to the risks described under Emerging Market Securities Risk. Chinese debt instruments trade on the China Interbank Bond Market (CIBM) and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the People’s Republic of China (Bond Connect). There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of investing in other fixed-income securities in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect a Fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. In addition, securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns.
Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to a Fund. CIBM does not support all trading strategies (such as short selling) and investments in Chinese debt instruments that trade on the CIBM are subject to the risks of suspension of trading without cause or notice, trade failure or trade rejection and default of securities depositories and counterparties. Furthermore, Chinese debt instruments purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Moneymarkets Unit (CMU) maintained with a China-based depository (either the China Central Depository & Clearing Co. (CCDC) or the Shanghai Clearing House (SCH)). A Fund’s ownership interest in these Chinese debt instruments will not be reflected directly in book entry with CCDC or SCH and will instead only be reflected on the books of a Fund’s Hong Kong sub-custodian. Therefore, a Fund’s ability to enforce its rights as a bondholder may depend on CMU’s ability or willingness as record-holder of the bonds to enforce a Fund’s rights as a bondholder. Additionally, the omnibus manner in which Chinese debt instruments are held could expose a Fund to the credit risk of the relevant securities depositories and a Fund’s Hong Kong sub-custodian. While a Fund holds a beneficial interest in the instruments it acquires through Bond Connect, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, Chinese debt instruments acquired through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.
A Fund’s investments in Chinese debt instruments acquired through Bond Connect are generally subject to a number of regulations and restrictions, including Chinese securities regulations and listing rules, loss recovery limitations and disclosure of interest reporting obligations. A Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect.
Bond Connect can only operate when both China and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. The rules applicable to taxation of Chinese debt instruments acquired through Bond Connect remain subject to further clarification. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund, which may negatively affect investment returns for shareholders. Bond Connect trades are settled in Chinese Renminbi (RMB), and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
China Stock Connect Risk. The risks noted here are in addition to the risks described under “Emerging Market Securities Risk”. A Fund may, directly or indirectly (through, for example, participatory notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (China A-Shares) through the Shanghai and Shenzhen – Hong Kong Stock Connect (China Stock Connect), or that may be available in the future through additional stock connect programs, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (PRC) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through China Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of securities transactions to heightened risks. Specifically, trading can be affected by a number of issues. China Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if one or both markets are closed on a U.S. trading day, a Fund may not be able to dispose of its shares in a timely manner, which could adversely affect the Fund’s performance. Because China Stock Connect is relatively new, its effects on the market for trading China A-shares are uncertain. In addition, the trading, settlement and information technology (IT) systems required to operate China Stock Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through China Stock Connect could be disrupted.
Statement of Additional Information – January 1, 2026

PRC regulations require that, in order to sell its China A-Shares, a Fund must pre-deliver the China A-Shares to a broker. If the China A-Shares are not in the broker’s possession before the market opens on the day of sale, the sell order will be rejected. This requirement could also limit a Fund’s ability to dispose of its China A-Shares purchased through China Stock Connect in a timely manner. Additionally, China Stock Connect is subject to daily quota limitations on purchases in the PRC. Once the daily quota is reached, orders to purchase additional China A-Shares through China Stock Connect will be rejected. A Fund’s investment in China A-Shares may only be traded through China Stock Connect and is not otherwise transferable. China Stock Connect utilizes an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Investment Manager (and/or any subadviser, as the case may be) to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A-Shares through China Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker. China Stock Connect restrictions could also limit the ability of a Fund to sell its China A-Shares in a timely manner, or to sell them at all. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares acquired through China Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.
Environmental, Social and Governance Investing Risk. The Fund’s consideration of issuer environmental, social and corporate governance data may cause the Fund to invest in, forego investing in, or sell securities of issuers, including issuers within certain sectors, regions and countries that could negatively impact Fund performance, including relative to a benchmark or other funds that do not consider environmental, social and corporate governance data, or funds that do but make different investment decisions based thereon.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock. Because convertible securities have certain features that are common to fixed income securities and may be exchanged for common stock, they are subject to the risks affecting both equity and fixed income securities, including market, credit and interest rate risk.
Event-Driven Trading Risk. The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.
Event-driven investing requires the portfolio managers to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies, a meaningful change in management or the sale of a division or other significant assets by a company may not be valued as highly by the market as the portfolio managers had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors.
Event-Linked Instruments Risk. The Fund may seek to profit from investment in debt securities whose performance is linked to the occurrence of specific “trigger” events, such as a hurricane, earthquake, or other physical or weather-related phenomena. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond or suffer a reduction in credited interest. Some event-linked bonds have features that delay the return of capital upon the occurrence of a specified event; in these cases, whether or not there is loss of capital or interest, the return on the investment may be significantly lower during the extension period. Bonds commonly referred to as “catastrophe bonds” are a type of event-linked instrument in which the Fund may invest. Catastrophe bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). The return on these securities is tied primarily to property insurance risk and is analogous to underwriting insurance in certain circumstances. By isolating insurance risk, these securities are largely uncorrelated to other more traditional investments. Risks associated with investment in catastrophe bonds would include, for example, a major hurricane or similar catastrophe striking a heavily populated area of the East Coast of the United
Statement of Additional Information – January 1, 2026

States or a major earthquake with an epicenter in an urban area on the West Coast of the United States. In addition to specified trigger events, catastrophe bonds may expose the Fund to other risks, such as credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due), counterparty risk (the risk that a counterparty to a transaction in a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund), adverse regulatory or jurisdictional interpretations, adverse tax consequences, liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), and foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. From time to time, the volume of catastrophe bonds available in the market may be insufficient to enable the Fund to invest as great a percentage of its assets in catastrophe bonds as it would like.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, the Fund’s shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs, the shares of which are purchased in reliance on Section 12(d)(1)(F) of the 1940 Act, will not be obligated to redeem such shares in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.
Exchange-Traded Notes Risk. Exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities that expose the Fund to the risk that an ETN’s issuer may be unable to pay, which means that the Fund is subject to issuer credit risk, including that the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying benchmark or strategy remaining unchanged. ETNs do not typically offer principal protection, so the Fund may lose some or all of its investment. The returns of ETNs are usually linked to the performance of a market benchmark or strategy, less investor fees and expenses. The Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s returns to be lower. The return on ETNs will typically be lower than the total return on a direct investment in the components of the underlying index or strategy because of the ETN’s investor fees and expenses. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying benchmark or strategy.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Statement of Additional Information – January 1, 2026

Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated, which, in the latter case, the Fund relies heavily on the Investment Manager’s assessment of the credit quality. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of your investment in the Fund. Even though the currencies of some countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would normally prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Foreign Currency-Related Tax Risk. As a regulated investment company (RIC), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute “qualifying income,” the Internal Revenue Service has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not qualifying income and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a RIC for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the
Statement of Additional Information – January 1, 2026

country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
There have been significant changes to United States trade policies, agreements and tariffs, and in the future, there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, agreements and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of the Fund’s portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Fund’s portfolio investments.
Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (foreign sub-custodians), as permitted under the Investment Company Act of 1940 (the 1940 Act). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies;
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trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries. Some frontier market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Securities issued by foreign governments or companies in frontier market countries are even more likely than emerging markets securities to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk.
Fund-of-Funds Risk. Determinations regarding asset classes or selection of underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. Generally, by investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few underlying funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such underlying fund. These transactions might also result in higher brokerage, tax or other costs for an underlying fund. This risk may be particularly important when one investor owns a substantial portion of an underlying fund. For certain funds-of-funds, the Investment Manager typically selects underlying funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated underlying fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in underlying funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in underlying funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Asia Pacific Region. A number of countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact that country, other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified in a region with more developed countries and economies. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Continued growth of economies and securities markets in the region will require sustained economic and fiscal discipline, as well as continued commitment to governmental and regulatory reforms. Development also may be influenced by international economic conditions, including those in the United States and Japan, and by world demand for goods or natural resources produced in countries in the Asia Pacific region. Securities markets in the region are generally smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the region being less liquid than U.S. or other foreign securities. Some currencies, inflation rates or interest rates in the Asia
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Pacific region are or can be volatile, and some countries in the region may restrict the flow of money in and out of the country. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
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Greater China. The Greater China region consists of Hong Kong, The People's Republic of China and Taiwan, among other countries, and the Fund's investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region. Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is not made directly in the VIE (the actual Chinese operating company), but rather in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than through equity ownership. The VIE (which the Fund is restricted from owning under Chinese law) is generally owned by Chinese nationals, and the Holding Company (in which the Fund invests) holds only contractual rights (rather than equity ownership) relating to the VIE, typically including a contractual claim on the VIE's profits. Shares of the Holding Company, in turn, are traded on exchanges outside of China and are available to non-Chinese investors such as the Fund. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way
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that adversely affects the enforceability of the arrangements, or that the contracts are otherwise not enforceable under Chinese law. In any of these cases, a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. The Fund will typically have little or no ability to influence the VIE through proxy voting or other means because it is not a VIE owner/shareholder. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the SEC, the Public Company Accounting Oversight Board, or other U.S. regulators. Recently, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
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Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. A significant portion of Japan's trade is conducted with developing nations in East and Southeast Asia and its economy can be affected by conditions and currency fluctuations in these and other countries. For a number of years, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Securities in Japan are denominated and quoted in yen. As a result, the value of the Fund's Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Securities traded on Japanese stock exchanges have exhibited significant volatility in recent years. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
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Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. The economies of many Latin American countries have experienced elevated and volatile interest rates, inflation rates and unemployment rates. Currency devaluations and exchange rate volatility have also been common among Latin American economies. Relatively high dependence upon commodities, such as petroleum, minerals, metals and agricultural products, amongst others, may cause certain Latin American economies to be particularly sensitive to fluctuations in commodity prices. International economic conditions, trade arrangements and flow of international capital may have significant impact on Latin American economies due to their relatively heavy reliance upon international trade. Latin American economies may also be susceptible to adverse government regulatory and economic intervention and controls which may negatively impact economic growth. Limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities from Latin American countries could adversely affect the Fund. Other risks associated with investments in Latin American economies may include inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Middle East and North Africa Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Middle East and North Africa region. The economies of many Middle Eastern and North African countries have experienced local and regional conflicts including terrorist activity, religious, ethnic and/or socio-economic unrest, acts of war or other conflicts in the region, as well as elevated and volatile interest rates, inflation rates and unemployment rates. Currency devaluations and exchange rate volatility have also been common among Middle Eastern and North African economies. Relatively high dependence upon commodities, such as petroleum and minerals amongst others, may cause certain Middle Eastern and North African economies to be particularly sensitive to fluctuations in commodity prices. International economic conditions, trade arrangements and flow of international capital may have a significant impact on Middle Eastern and North African economies due to their relatively heavy reliance upon international trade. Middle Eastern and North African economies may
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also be susceptible to adverse government regulatory and economic intervention and controls which may negatively impact economic growth. Limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities from Middle Eastern and North African countries could adversely affect the Fund. Other risks associated with investments in Middle Eastern and North African economies may include inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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India. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.

The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio. The Fund’s performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.
Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.
The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect the Fund.
Global Economic Risk. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region or across the globe. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. The imposition of sanctions by the United States or another government on a country could cause disruptions to the country’s financial system and economy, which could negatively impact the value of securities.
EuroZone. A number of countries in the EU have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in
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effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of your investment in the Fund.
Certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund, the European Stability Mechanism (the ESM) or other supra-governmental agencies. The European Central Bank has also been intervening to purchase Eurozone debt in an attempt to stabilize markets and reduce borrowing costs.
There can be no assurance that these agencies will continue to intervene or provide further assistance and markets may react adversely to any expected reduction in the financial support provided by these agencies. Responses to the financial problems by European governments, central banks and others including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching.
Brexit. The UK formally withdrew from the EU on January 31, 2020. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Hedging Transactions Risk. The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses, but establishes other positions designed to gain from those same developments, which moderates the decline in value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Fund to hedge against an exchange rate, interest rate or security price fluctuation that is generally anticipated, causing it to be unable to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations.
The Fund is not required to attempt to hedge portfolio positions and, for various reasons, may determine not to do so. Furthermore, the Fund may not anticipate a particular risk so as to hedge against it. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if the Fund had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. For a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of loss. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Fund’s portfolio holdings. Moreover, it should be noted that a portfolio will always be exposed to certain risks that cannot be hedged, such as credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due), counterparty risk (the risk that a counterparty to a transaction in a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund) and liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price).
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are
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considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Highly Leveraged Transactions Risk. The loans or other debt instruments in which the Fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments. A Fund’s investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
IPO Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. IPOs sold within 12 months of purchase may result in increased short-term capital gains, which will be taxable to the Fund’s shareholders as ordinary income.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of loans and other debt instruments tend to fall, and if interest rates fall, the values of loans and other debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate
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loans and other debt instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such underlying fund. These transactions might also result in higher brokerage, tax or other costs for the underlying funds. This risk may be particularly important when one investor owns a substantial portion of the underlying funds. The Investment Manager has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated underlying funds, and it has a conflict in selecting among affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund is not identified in a timely manner or at all.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its loans or securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
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Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Large Purchases and Redemptions of Fund Shares Risk. The timing and magnitude of Fund share purchases and redemptions, including by large Fund shareholders transacting in large amounts of Fund shares, could prevent the Fund from being fully invested, or require the Fund to sell portfolio securities at unfavorable prices or hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Thus, large Fund share purchases and redemptions could adversely impact the Fund’s performance. Such Fund share activity may also increase the Fund’s transaction costs, which would also detract from Fund performance, while also having potentially negative tax consequences for investors. The Fund, because of a large redemption, may be forced to sell its liquid or more liquid positions, resulting in the Fund holding a higher percentage of less liquid or illiquid securities (i.e., investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the instrument). Because the expenses and costs of the Fund are shared by its investors, large redemptions in the Fund
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could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders. In addition, in the event of a Fund proxy proposal, one or more large investor(s) could dictate with its/their vote the results of the proposal, which may have a less favorable impact on minority-stake shareholders. Please see the information in the Control Persons and Principal Holders of Securities – Principal Shareholders and Control Persons section of this SAI for information about each person who owns of record or is known by the Trust to own 25% or more of the Fund’s outstanding shares as of the date indicated. The amount indicated can fluctuate. To the extent that any of these large investors in the Funds (or their underlying holders) seek to redeem Fund shares, the Fund is subject to this risk at a heightened level.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment. Decreases in the number of financial institutions, including banks and broker-dealers willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. As a result, the Fund, when seeking to sell its portfolio investments, could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other investments that it might otherwise prefer to hold, or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Certain types of investments, such as structured notes and non-investment grade debt instruments, as an example, may be especially subject to liquidity risk. Floating rate loans also generally are subject to legal or contractual restrictions on resale and may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt instruments at a fair price may have a negative impact on the Fund’s performance. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Governments and their regulatory agencies and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund or the Investment Manager or any Fund subadviser, as the case may be, are regulated or supervised. Such legislation or regulation could affect or preclude a Fund’s ability to achieve its investment objective.
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Governments and their regulatory agencies and self-regulatory organizations may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.
While the Investment Manager and any subadvisers can endeavor to take various preventative measures to address liquidity risk, including conducting periodic portfolio risk analysis/management and stress-testing, such measures may not be successful and may not have fully accounted for the specific circumstances that ultimately impact a Fund and its holdings.
Listed Private Equity Fund Investment Risk. Private equity funds include financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. The Fund is subject to the underlying risks that affect private equity funds in which it invests, which may include increased liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), pricing risk (the risk that the investment may be difficult to value), sector risk (the risk that a significant portion of Fund assets invested in one or more economic sectors may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Limited or incomplete information about the companies in which private equity funds invest, and relatively concentrated investment portfolios of private equity funds, may expose the Fund to greater volatility and risk of loss. Fund investment in private equity funds subjects Fund shareholders indirectly to the fees and expenses incurred by private equity funds.
Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a bank loan is acquired through a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, and the Fund may not benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
Loan Interests Risk. Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and typically have extended settlement periods (generally greater than 7 days). This exposes the Fund to the risk that the receipt of principal and interest payments may be late due to delayed interest settlement. Extended settlement periods during significant Fund redemption activity could potentially cause increased short-term liquidity demands on the Fund. As a result, the Fund may be forced to sell investments at unfavorable prices, or borrow money or effect short settlements where possible (at a cost to the Fund), in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s actions in this regard may not be successful. Interests in loans created to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.
Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets, although many covenants may be waived or modified with the consent of a certain percentage of the holders of the loans even if the Fund does not consent. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan, including the Fund. Such actions may include invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower. In the event of a default, second lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the first lien secured lenders. The remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the
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Fund would bear the risk that the collateral may decline in value while the Fund is holding it. From time to time, disagreements may arise amongst the holders of loans and debt in the capital structure of an issuer, which may give rise to litigation risks, including the risk that a court could take action adverse to the holders of the loan, which could negatively impact the Fund’s performance.
The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund will usually succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower. As a participant, the Fund would also be subject to the risk that the party selling the participation interest would not remit the Fund’s pro rata share of loan payments to the Fund. It may also be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.
Macro Strategy Risk. The profitability of any macro program depends primarily on the ability of its manager to predict derivative contract price movements to implement investment ideas regarding macroeconomic trends. Price movements for commodity interests are influenced by, among other things: changes in interest rates; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; weather and climate conditions; natural disasters, such as hurricanes; changing supply and demand relationships; changes in balances of payments and trade; U.S. and international rates of inflation and deflation; currency devaluations and revaluations; U.S. and international political and economic events; and changes in philosophies and emotions of market participants. The trading methods used by the portfolio managers may not take all of these factors into account.
The global macro programs to which the Fund’s investments are exposed typically use derivative financial instruments that are actively traded using a variety of strategies and investment techniques that involve significant risks. The derivative financial instruments traded include commodities, currencies, futures, options and forward contracts and other derivative instruments that have inherent leverage and price volatility that result in greater risk than instruments used within different or other strategies, and the systematic programs used to trade them may rely on proprietary investment strategies that are not fully disclosed, which may in turn result in risks that are not anticipated.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions. In addition, as the share of assets invested in passive index-based strategies increases, price correlations among the securities included in an index may increase and the market value of securities, including those included in one or more market indices, may become less correlated with their underlying values. Because index-based strategies generally buy or sell securities based solely on their inclusion in an index, securities prices may rise or fall based on whether money is flowing into or out of these strategies rather than based on an analysis of the securities’ underlying values. This valuation disparity could lead to increased price volatility for individual securities, and the market as a whole, which may result in Fund losses.
In March 2023, a number of U.S. domestic banks and foreign banks experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S. or foreign economies generally will be effective. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign financial institutions and economies. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any such developments, may reduce liquidity in the market generally or have other adverse effects on an economy, a Fund or issuers in which the Fund invests.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international
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sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in less developed countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of these units have more limited rights to vote on matters affecting the partnership. These units may be subject to cash flow and dilution risks. There are also certain tax risks associated with such an investment. In particular, the Fund’s investment in master limited partnerships can be limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes, and can limit the Fund’s ability to so qualify. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, there are risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interests of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% of the value of the shares redeemed if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund's investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Because a decision to impose or not impose discretionary liquidity fees on an affiliated money market fund may negatively impact any Funds that invest in it, all to which the Investment Manager and Board may also owe a fiduciary duty, any recommendation by the Investment Manager or decision by the Board, or the Investment Manager as its delegate, with respect to such fees on the affiliated money market fund may present conflicts of interest to the Investment Manager and the Board. The Investment Manager or the Board of the affiliated money market fund, for example, could be conflicted by a determination to not impose such fees at a time when, if implemented, the other Columbia Funds could potentially experience negative impacts, while not imposing such fees could potentially result in a negative impact to the affiliated money market fund. Any decisions by
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the Board, or the Investment Manager as its delegate, to favor such fees could result in reduced or limited investments in the affiliated money market fund by the other Columbia Funds, which may lead to increased affiliated money market fund expenses (which would be borne by the remaining Fund investors).
If a liquidity fee is imposed, an investing Columbia Fund may have to sell other investments at less than opportune times rather than using the cash invested in the money market fund or pay an overdraft fee or other expense to meet shareholder redemptions. The Investment Manager, as a result of any such fees on an affiliated money market fund (or the potential imposition thereof, recognizing that the Investment Manager will be aware of the affiliated money market fund’s liquid assets position), may determine to not invest the other Columbia Funds’ assets in the affiliated money market fund, and potentially be forced to invest in more expensive, lower-performing investments.
Money Market Fund Risk. Although government money market funds (such as Government Money Market Fund) may seek to preserve the value of your investment at $1.00 per share, the NAVs of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such NAVs to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the NAV of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the NAV of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the NAV of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant NAV of $1.00 per share.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not
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such obligations are guaranteed by the private issuer. Under the direction of the Federal Housing Finance Agency, FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the Single Security Initiative) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain.
Multi-Strategy Risk. The multi-strategy approach employed by the Fund involves special risks, which include the risk that investment decisions, at the Fund or the underlying fund level, may conflict with each other; for example, at any particular time, one manager may be purchasing shares of an issuer whose shares are being sold by another manager. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result. Also, managers may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Fund or other investors.
Moreover, consistent with the Fund’s investment objectives, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. A manager (or the licensor of the strategies used by the manager) may make certain changes to the strategies the manager has previously used, may not use such strategies at all (or the manager’s license may be revoked), or may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not disclosed to the Fund or other investors. These strategies may involve risks under some market conditions that are not anticipated by the Investment Manager or the Fund.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which, in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s Form N-CSR shows the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
The Fund’s investments in municipal securities may include securities of issuers in the health care sector, which subjects the Fund’s investments to the risks associated with that sector, including the risk of regulatory action or policy changes by numerous governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including, among others, malpractice insurance premiums) and competition among health care providers. Additional factors also may adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
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The Fund’s investments in municipal securities may include transportation-related municipal bonds which may be used to finance projects including construction, maintenance and operations of non-toll and toll-backed roads, bridges, tunnels, railways, airports, seaports and other transportation systems. Transportation-related municipal bonds may be fully or partially backed by taxes, fees, tolls, or other sources of revenue. Investment in transportation-related municipal bonds may subject the Fund to the certain risks, including, but not limited to, the risk of insufficient or declining revenues from the sources backing the bonds, contractor non-performance or underperformance and unexpectedly higher construction, fuel or other costs.
Opportunistic Investing Risk. Undervalued securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the security's intrinsic worth or the expected value was misgauged. Securities that are believed to be undervalued by the portfolio managers may decline in price. Turnaround companies may never improve their fundamentals, may take much longer than expected to improve, or may improve much less than expected. Development stage companies could fail to develop and deplete their assets, resulting in large percentage losses.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Private Investments in Public Equity (PIPEs) Risk. PIPEs are equity securities purchased in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class. Shares in PIPEs are not registered with the SEC and may not be sold unless registered with the SEC or pursuant to an exemption from registration. This restricted period can last many months. Until the public registration process is completed, the resale of the PIPE shares is restricted and the Fund may sell the shares after six months, with certain restrictions, if the Fund is not an affiliate of the issuer (under relevant securities law, a holder of restricted shares may sell the shares after 6 months if the holder is not affiliated to the issuer). Generally, such restrictions cause the PIPEs to be illiquid during this time. If the issuer does not agree to register the PIPE shares, the shares will remain restricted, not be freely tradable and may only be sold pursuant to an exemption from registration. Even if the PIPE shares are registered for resale, there is no assurance that the registration will be in effect at the time the Fund elects to sell the shares.
Qualified Financial Contracts Risk. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. Beginning in 2019, regulations adopted by prudential regulators will require certain qualified financial contracts entered into with certain counterparties that are part of a U.S. or foreign banking organization designated as a global-systemically important banking organization to include contractual provisions that delay or restrict the rights of counterparties, such as the Funds, to exercise certain close-out, cross-default and similar rights under certain conditions. Qualified financial contracts are subject to a stay for a specified time period during which counterparties, such as the Funds, will be prevented from closing out a qualified financial contract if the counterparty is subject to resolution proceedings and prohibit the Funds from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. Implementation of these requirements may increase credit and other risks to the Funds.
Quantitative Models Risk. Any quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments or distinct market states and may cause the Fund to underperform other investment strategies for short or long periods of time. Performance will depend upon the quality and accuracy of the assumptions, theories and framework upon which a quantitative model is based. The success of a quantitative model will depend upon its accurate reflection of market conditions, with proper adjustments as market conditions change over time. Adjustments, or lack of adjustments, to the quantitative model, including as conditions change, as well as any errors or imperfections in the quantitative model, could adversely affect Fund performance. The performance of a quantitative model depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Quantitative models may underperform in certain market environments including stressed or volatile
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market conditions. Effective execution may depend, in part, upon subjective selection and application of factors and data inputs used by the quantitative model. Discretion may be used by the portfolio management team when determining the data collected and incorporated into a quantitative model. Shareholders should be aware that there is no guarantee that any specific data or type of data can or will be used in a quantitative model. The portfolio management team may also use discretion when interpreting and applying the results of a quantitative model, including emphasizing, discounting or disregarding its outputs. It is not possible or practicable for a quantitative model to factor in all relevant, available data. There is no guarantee that the data actually utilized in a quantitative model will be the most accurate data available or be free from errors. There can be no assurance that the use of any quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk — Alternative Investments. Legal, tax, and regulatory developments may adversely affect the Fund and its investments. The regulatory environment for the Fund and certain of its investments is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s or others’ interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. There has been an increase in governmental, as well as self-regulatory, scrutiny of the investment industry in general and the alternative investment industry in particular. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the Fund or any underlying funds or other investments to trade in securities or other instruments or the ability of the Fund or underlying funds to employ, or brokers and other counterparties to extend, credit in their trading (as well as other regulatory changes that result) could have a material adverse impact on the Fund’s performance.
The Fund’s business is dynamic and is expected to change over time. Therefore, the Fund and its underlying investments may be subject to new or additional regulatory constraints in the future. Such regulations may have a significant impact on shareholders or the operations of the Fund, including, without limitation, restricting the types of investments the Fund may make, preventing the Fund from exercising its voting rights with regard to certain financial instruments, requiring the Fund to disclose the identity of its investors or otherwise. To the extent the Fund or its underlying investments are subject to such regulation, such regulations may have a detrimental effect on one or more shareholders. Prospective investors are encouraged to consult their own advisors regarding an investment in the Fund.
Regulatory Risk — Liquidity Treatment. The SEC has recently proposed amendments to certain rules under the Investment Company Act of 1940 that, if adopted, would cause more investments to be treated as illiquid, which could prevent the Fund from investing in securities that the Investment Manager believes are attractive investment opportunities. If the changes are adopted as proposed, it may not be possible for certain funds, including Columbia Floating Rate Fund, to continue to pursue its current investment strategies, and the Investment Manager and the Board of Trustees of the Trust may determine that it would be in the best interests of Fund shareholders to change those strategies.
Regulatory Risk — Money Market Funds. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Regulatory Risk – U.S. Banking Law. Ameriprise Financial, Inc. is a savings and loan holding association and has elected to be treated as a financial holding company subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners’ Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or
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certain of their controlled affiliates or products and/or require certain limits on the Fund’s portfolio investments and/or trading restrictions. If the Investment Manager and/or its affiliates is required to reduce their ownership interests in the Fund or the Fund’s Board liquidates the Fund, it may result in losses, increased transaction costs and adverse tax consequences for the Fund, each of which may adversely affect the value of your investment in the Fund.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
Sector Risk — Communication Services Sector Investments. To the extent a Fund concentrates its investments in companies in the communication services sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Sector Risk — Consumer Discretionary/Staples Sector Investments. To the extent a Fund concentrates its investments in companies in the consumer discretionary and staples sectors, it is vulnerable to the particular risks that may affect companies in those sectors. Companies in the consumer discretionary and staples sectors are subject to certain risks, including fluctuations in the performance of the overall domestic and international economies, interest rate changes, currency exchange rates, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, and changing demographics and consumer tastes. Companies in these sectors may be subject to competitive forces (including competition brought by an influx of foreign brands), which may also have an adverse impact on their profitability. These sectors may be strongly affected by fads, marketing campaigns, changes in
Statement of Additional Information – January 1, 2026

demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies invested in by the Fund. Companies operating in these sectors may also be adversely affected by government and private litigation.
Sector Risk — Agricultural Sector Investments. To the extent a Fund concentrates its investments in companies in the agricultural sector, it is vulnerable to the particular risks that may affect companies in that sector. The agricultural (e.g., grain) sector may be adversely affected by changes or trends in commodity prices and labor costs, which may be influenced by unpredictable factors. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural and livestock products, affecting the price of such commodities. The agricultural sector is subject to government subsidy policies and environmental, health and safety laws and regulations. Any changes to these policies, laws and regulations, or the imposition of tariffs or other trade restraints, may have a material adverse effect on this sector. Adverse weather conditions (such as floods or droughts), natural disasters and other factors, such as disease outbreaks, war or other conflict, also may adversely affect this sector.
Sector Risk — Energy Sector Investments. To the extent a Fund concentrates its investments in companies in the energy sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices, energy fuel supply and demand factors, energy conservation, the success of exploration projects, local and international policies, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as government instability or military confrontations and actions) can affect the value of companies involved in business activities in the energy sector. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The energy sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions.
Sector Risk — Financials Sector Investments. To the extent a Fund concentrates its investments in companies in the financials sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Sector Risk — Health Care Sector Investments. To the extent a Fund concentrates its investments in companies in the health care sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Sector Risk — Industrials Sector Investments. To the extent a Fund concentrates its investments in companies in the industrials sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Sector Risk — Information Technology Sector Investments. To the extent a Fund concentrates its investments in companies in the information technology sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology
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sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Sector Risk — Materials Investments. To the extent a Fund concentrates its investments in companies in the materials sector, it is vulnerable to the particular risks that may affect companies in the materials sector. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations and actions) can affect the value of companies involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions. In addition, prices of, and thus the Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.
Sector Risk — Precious Metals Sector Investments. To the extent a Fund concentrates its investments in companies in the precious metals sector, it is vulnerable to the particular risks that may affect the precious metals sector. The precious metals sector is subject to certain risks, including that prices of precious metals are significantly affected by exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations and actions) can affect the value of precious metals. The value of precious metals may be affected by factors including, among others, economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The precious metals sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions. In addition, prices of, and thus the Fund’s exposure to, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.
Sector Risk — Utilities Sector Investments. To the extent a Fund concentrates its investments in companies in the energy sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.
Short Positions Risk. A Fund that establishes short positions introduces more risk to the Fund than a fund that only takes long positions (where the fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
Social Impact Investment Risk. The investment manager’s consideration of social impact may limit the Fund’s investment opportunities and, as a result, the Fund may underperform funds that do not consider social impact or consider it but make different investment decisions based thereon.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
With respect to sovereign or quasi-sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market
Statement of Additional Information – January 1, 2026

countries have experienced difficulty in servicing their sovereign or quasi-sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt holders. Sovereign debt risk is increased for emerging market issuers.
Special Purpose Acquisition Company (SPAC) Risk. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions (each a SPAC Transaction). If the Fund purchases shares of a SPAC in an IPO, it will generally pay a sales commission, which may be significant. The shares of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. After going public and until a SPAC Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses) in U.S. Government securities, money market securities and/or cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective(s). If a SPAC does not complete a SPAC Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. In some cases, the Fund will forfeit its right to receive additional warrants even if a SPAC Transaction occurs if the Fund holding the warrant or other right does not elect to participate in the SPAC Transaction.
Because SPACs often do not have an operating history or ongoing business other than seeking a SPAC Transaction, the value of their securities may be particularly dependent on the quality of their management and on the ability of the SPAC’s management to identify and complete a profitable SPAC Transaction. Some SPACs may pursue SPAC Transactions only within certain industries or regions, which may increase the volatility of an investment in them. In addition, the securities issued by a SPAC may become illiquid and/or may be subject to restrictions on resale.
Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target SPAC Transaction; an attractive SPAC Transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may be required to return any remaining monies to shareholders; a SPAC Transaction, once identified or effected, may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Initial public offerings are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in initial public offerings, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an initial public offering are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. Securities purchased in initial public offerings which are sold within 12 months after purchase may result in increased short-term capital gains, which will be taxable to the Fund’s shareholders as ordinary income. Certain “special situation” investments are investments in securities or other instruments that may be classified as illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk (the risk of losses attributable to changes in interest rates) than traditional government securities with identical credit ratings.
Terrorism, War, Natural Disaster and Epidemic Risk. Terrorism, war, military confrontations and actions, other conflicts, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as widespread disease and virus outbreaks, epidemics and pandemics, have been and can be highly disruptive
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to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Tender Option Bond (TOB) Risk. TOB transactions expose the Fund to credit risk, may involve the use of leverage by the Fund, and generally involve greater risk than direct investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive in connection with a TOB transaction (inverse floaters) vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. In addition, the Fund will be subject to leverage risk to the extent that the Fund uses the proceeds that it receives from a TOB transaction to invest in other securities. The Fund’s investment in a TOB transaction will generally underperform the market for fixed rate municipal securities when interest rates rise. The value of and market for such inverse floaters can be volatile and can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives. TOB transactions may not receive the tax, accounting or regulatory treatment that is anticipated by the Fund. For example, the Fund may not be considered the owner of a TOB for federal income tax purposes, and in that case it would not be entitled to treat such interest as exempt from federal income tax. Certain TOBs may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status. In certain instances, the tender option may be terminated if, for example, the issuer of the underlying municipal bond or security defaults on interest payments.
Additionally, both the Volcker Rule and Section 941 (Risk Retention Rules) of the Dodd-Frank Wall Street Reform and Consumer Protection Act apply to TOB programs and place restrictions on the way certain sponsors may participate in TOB programs. As a result of the Volcker Rule and the Risk Retention Rules, one or more investors in each TOB trust’s inverse floaters must serve as the “sponsor” of the trust and undertake certain responsibilities. To the extent the Fund serves as such a sponsor, although the Fund may use a third-party service provider to complete some of these additional responsibilities, being the sponsor of the trust may give rise to certain additional risks including compliance, securities law and operational risks.
The Risk Retention Rules require the sponsor to a TOB trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB trust’s municipal bonds. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB trust transactions or increase the costs of such transactions in certain circumstances.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Valuation Risk. The sales price the Fund (or an underlying fund or other investment vehicle) could receive, or actually receives, for any particular investment may differ from the Fund’s (or an underlying fund’s or other investment vehicle’s) valuation of the investment, particularly for securities that trade in thin or volatile markets, debt securities sold in amounts less than institutional-sized lots (typically referred to as odd lots) or securities that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument. Investors who purchase or redeem Fund shares on days when the Fund is holding securities or other instruments (or holding shares of underlying funds or other investment vehicles that have fair-valued securities or other instruments in their portfolios) may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund (or underlying fund or other investment vehicle) had not fair-valued the security or
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instrument or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the market on which they are valued, but before the Fund determines its NAV.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in Fund losses. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares. Rights allow shareholders to buy the shares below the current market price. Rights are typically short-term instruments that are valued separately and trade in the secondary market during a subscription (or offering) period. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
When-Issued, Delayed Settlement and Forward Commitment Transactions, Including U.S. Treasury Floating Rate Notes Risk. When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. Such transactions include floating rate obligations issued by the U.S. Treasury. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. The supply of floating rate notes issued by the U.S. Treasury will be limited. There is no guarantee or assurance that: the Fund will be able to invest in a desired amount of floating rate notes or be able to buy floating rate notes at a desirable price; floating rate notes will continue to be issued by the U.S. Treasury; or floating rate notes will be actively traded. Any or all of the foregoing, should they occur, would negatively impact the Fund.
Zero-Coupon Bonds Risk. Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and affects the amounts distributed to its shareholders, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Certain of the risks described above in this SAI may also apply, directly or indirectly, to the Investment Manager and any investment subadviser and their affiliates, which may negatively impact their respective abilities to provide services to the Funds, potentially resulting in losses to the Fund or other consequences.
Borrowings
In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1∕3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1∕3% limitation.
Each Trust, on behalf of the Funds, has entered into a revolving credit facility agreement (the Credit Agreement) with a syndicate of banks led by Citibank N.A., Wells Fargo Bank N.A. and JPMorgan Chase Bank, N.A., whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an amendment and restatement dated October 23, 2025, the Credit Agreement, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager (collectively, the Participating Funds), severally and not jointly, permits the Participating Funds to borrow up to an aggregate commitment amount of $750 million (the Commitment Limit) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. A Fund may borrow up to the maximum amount allowable under its current prospectus and this SAI, subject to various other legal, regulatory or contractual limits. Borrowing results in interest expense and other fees and expenses for a Fund that may impact that Fund’s expenses, including any net expense ratios. The costs of borrowing may reduce a Fund's
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return. If a Fund borrows pursuant to the Credit Agreement, that Fund is charged interest at a variable rate. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility. The availability of assets under the Credit Agreement can be affected by other Participating Funds’ borrowings under the agreement. As such, a Fund may be unable to borrow (or borrow further) under the Credit Agreement if the Commitment Limit has been reached.
Lending of Portfolio Securities
To generate additional income, a Fund may lend up to 33%, or such lower percentage specified by the Fund or Investment Manager, of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. A Fund may loan securities to approved borrowers pursuant to borrower agreements in exchange for collateral at least equal in value to the loaned securities, marked to market daily. Collateral may consist of cash, securities issued by the U.S. Government or its agencies or instrumentalities (collectively, “U.S. Government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the Fund retains the interest earned on cash collateral, but the Fund is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. Government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the Fund.
If the market value of the loaned securities goes up, the Fund will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the Fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.
Loans are subject to termination by a Fund or a borrower at any time. A Fund may choose to terminate a loan in order to vote in a proxy solicitation. The Funds’ proxy voting policies and procedures are described in this SAI under Investment Management and Other Services – Proxy Voting Policies and Procedures – General.
Securities lending involves counterparty risk, including the risk that a borrower may not provide sufficient or any collateral when required or may not return the loaned securities, timely or at all. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a Fund’s loans are concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral may only be invested in short-term, highly liquid obligations, and in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the Fund with respect to the management of such cash collateral. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any loss incurred by the Funds in connection with the securities lending program.
The Funds currently do not participate in the securities lending program, but the Board may determine to renew participation in the future.
Interfund Lending
Pursuant to an exemptive order granted by the SEC (the Lending Order), the Funds entered into a master interfund lending agreement (the Interfund Program) with each other and certain other funds advised by the Investment Manager or its affiliates. For purposes of this subsection only, the term “Participating Fund” includes the Funds and any other fund advised by the Investment Manager that is subject to the Lending Order. Under the Interfund Program, each Participating Fund may lend money directly to and, other than closed-end funds and money market funds (including Government Money Market Fund), borrow money directly from other Participating Funds for temporary purposes through the Interfund Program (each an Interfund Loan). Participating Funds issuing Interfund Loans are referred to below as “Borrowing Funds,” and Participating Funds acquiring Interfund Loans are referred to below as “Lending Funds.” All Interfund Loans would consist only of uninvested cash reserves that the Lending Fund otherwise could invest directly or indirectly in short-term repurchase agreements or other short-term instruments.
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If a Participating Fund has outstanding bank borrowings, any Interfund Loan to the Participating Fund will: (i) be at an interest rate equal to or lower than the interest rate of any outstanding bank loan; (ii) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (iii) have a maturity no longer than any outstanding bank loan (and in any event not longer than seven days); and (iv) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Participating Fund, that event of default will automatically (without need for action or notice by the Lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the Lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the Borrowing Fund.
A Participating Fund may make an unsecured borrowing under the Interfund Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Program are equal to or less than 10% of its total assets, provided that if the Participating Fund has a secured loan outstanding from any other lender, including but not limited to another Participating Fund, the Participating Fund’s borrowing under the Interfund Program will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Participating Fund’s total outstanding borrowings immediately after borrowing under the Interfund Program exceed 10% of its total assets, the Participating Fund may borrow under the Interfund Program on a secured basis only. A Participating Fund may not borrow under the Interfund Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by a Participating Fund’s fundamental restriction or non-fundamental policy.
No Participating Fund may lend to another Participating Fund through the Interfund Program if the loan would cause the Lending Fund’s aggregate outstanding loans under the Interfund Program to exceed 15% of its current net assets at the time of the loan. A Participating Fund’s Interfund Loans to any one Participating Fund may not exceed 5% of the Lending Fund’s net assets at the time of the loan. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this limitation. Each Interfund Loan may be called on one business day’s notice by a Lending Fund and may be repaid on any day by a Borrowing Fund.
The limitations described above and the other conditions of the Lending Order are designed to minimize the risks associated with Interfund Lending for both the Lending Fund and the Borrowing Fund. However, no borrowing or lending activity is without risk. When a Participating Fund borrows money from another Participating Fund under the Interfund Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the Borrowing Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Participating Fund. Interfund Loans are subject to the risk that the Borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a Lending Fund could result in a lost opportunity or additional lending costs for the Lending Fund. No Participating Fund may borrow more than the amount permitted by its investment restrictions. Because the Investment Manager provides investment management services to both the Lending Fund and the Borrowing Fund, the Investment Manager may have a potential conflict of interest in determining that an Interfund Loan is comparable in credit quality to other high quality money market instruments. The Participating Funds have adopted policies and procedures that are designed to manage potential conflicts of interest, but the administration of the Interfund Program may be subject to such conflicts.
As noted above, Government Money Market Fund may only participate in the Interfund Program as a Lending Fund.
Statement of Additional Information – January 1, 2026

INVESTMENT MANAGEMENT AND OTHER SERVICES
The Investment Manager and Subadvisers
Columbia Management Investment Advisers, LLC, located at 290 Congress Street, Boston, MA 02210, is the investment manager of the Funds as well as for other funds in the Columbia Funds Complex. The Investment Manager is a wholly-owned subsidiary of Ameriprise Financial, which is located at 901 3rd Avenue South, Minneapolis, MN 55402. Ameriprise Financial is a holding company, which primarily conducts business through its subsidiaries to provide financial planning, products and services that are designed to be utilized as solutions for clients’ cash and liquidity, asset accumulation, income, protection and estate and wealth transfer needs.
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the “global” business). From time to time, the Investment Manager (or any affiliated investment subadviser to the Funds, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading, and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Funds. These Participating Affiliates will provide services to the Funds and other accounts of the Investment Manager (or any affiliated investment subadviser to the Funds, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships and the Funds will pay no additional fees and expenses as a result of any such arrangements or relationships. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the SEC and the CFTC in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates serve as “associated persons” or officers of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Funds' prospectuses and this SAI, and with the Investment Manager’s and the Funds' compliance policies and procedures, provide services to the Funds.
As a manager of global equities, fixed income and real estate assets, Columbia Management seeks to provide its investment professionals, including Fund portfolio managers, with access to various internal tools and resources that they may use to enhance or supplement their investment processes, including access to Columbia Management’s proprietary Fundamental Research capability, Quantitative Equity Research capability, and Responsible Investing Research capability, each as further described below.
Columbia Management’s Equity and Fixed Income Fundamental Research Capability
Columbia Management and its advisory affiliates maintain an internal central research function for both equity and fixed income. Investment analysts who are responsible for central research provide their views on specific issuers and securities internally for general consumption by other analysts and portfolio managers, as well as to investment personnel of certain of our advisory affiliates. Fund portfolio managers may, by way of example, seek to leverage the central fundamental research for sector expertise. Equity analysts that are tied to specific portfolio management teams or strategies generally do not provide their research internally in this manner but may share their investment views with investment personnel (including personnel at certain of our advisory affiliates) via email or other form of communication. In addition, certain of our research analysts have portfolio management responsibilities that may create potential conflicts of interest with respect to the allocation of investment research. We have adopted policies and related controls to manage these conflicts.
Columbia Management’s Quantitative Equity Research Capability
Columbia Management’s quantitative research team applies fundamental investment concepts within a quantitative and systematic framework to create robust sector- and industry-specific multi-factor stock selection models across three broad categories, including valuation (such as cash flow yield), catalyst (such as price momentum) and quality (such as earnings quality) models, to rank the securities within a sector/industry. A company’s rating is scaled from 1 (most attractive) to 5 (least attractive) based on the relative ranking of its overall score from its multi-factor model. The ranking results are another available resource internally for general consumption by other analysts and Fund portfolio managers, as well as to investment personnel of certain of our advisory affiliates. Fund portfolio managers may, by way of example, seek to leverage this information for the Funds they manage.
Columbia Management’s Responsible Investing Research Capability
Columbia Management maintains an internal central Responsible Investment (RI) research function. Columbia Management became a signatory to the United Nations-supported Principles for Responsible Investment (PRI) in October 2014. The PRI initiative is based on six principles that address the integration of environmental, social and governance (ESG) factors into
Statement of Additional Information – January 1, 2026

investment decision-making and stewardship practices. As a PRI signatory, Columbia Management has made a commitment by investing in the resources, enhanced analytics and data to supplement its standard fundamental and quantitative tools to help its investment teams expand their investment mosaic to potentially consider and integrate ESG factors that seek to identify material associated risks and opportunities that may bear on the long-term value creation and sustainability of a company. While Columbia Management follows the PRI Principles, becoming a PRI signatory does not require the application of specific RI factors in Columbia Management’s investment process, and Columbia Management may take actions inconsistent with the PRI if, in its judgment, it is in the best interests of its clients to do so.
While Columbia Management believes that evaluating RI research and analysis enables portfolio managers to make better-informed investment decisions, each portfolio management team within Columbia Management makes its own investment decisions and certain teams may place more, less or no emphasis on ESG factors in any given investment decision. Columbia Management believes in being a responsible steward of the capital entrusted to it by our clients. Consistent with this philosophy and the duty to act in the best interests of our clients, our publicly available Stewardship Principles form an important part of our investment framework and guidelines. These Principles outline the governance of Columbia Management’s stewardship activities as they apply across asset classes, as well as specifying Columbia Management’s approach to monitoring the companies in which it invests and the role within stewardship of engagement and proxy voting.
Services Provided
Each Fund has entered into the Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager has contracted to, subject to general oversight by the Board, manage and supervise the day-to-day operations and business affairs of the Funds. In this role, the Investment Manager furnishes each such Fund with investment research and advice and all of the services necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by the Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with the Fund. Under the Management Agreement, any liability of the Investment Manager to the Trusts, a Fund and/or its shareholders is limited to situations involving the Investment Manager’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.
The Management Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Investment Manager or by the Board or by a vote of a majority of the outstanding voting securities of a Fund. The Management Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from its initial effective date and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Investment Manager or the Trusts.
The Investment Manager pays all compensation of the Trustees and officers of the Trusts who are employees of the Investment Manager or its affiliates, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds (excluding those Funds that pay a unified fee, as footnoted below). Except to the extent expressly assumed by the Investment Manager and except to the extent required by law to be paid or reimbursed by the Investment Manager, the Investment Manager does not have a duty to pay any Fund operating expenses incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Fund pays the cost of printing and mailing Fund prospectuses to shareholders.
The Investment Manager, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Management Agreement.
Management Agreement Fee Rates
Each Fund set forth in the table below, unless otherwise noted, pays the Investment Manager an annual fee for its management services, as set forth in the Management Agreement and the table below. The fee is calculated as a percentage of the daily net assets of each Fund and is paid monthly. The Investment Manager and/or its affiliates may from time to time waive fees and/or reimburse certain Fund expenses. See the Funds’ prospectuses for more information.
Statement of Additional Information – January 1, 2026

Management Agreement Fee Schedule
Fund	Assets (millions)	Annual rate at each asset level
Balanced Fund(a)	$0 - $500	0.7200%
	˃$500 - $1,000	0.6700%
	˃$1,000 - $1,500	0.6200%
	˃$1,500 - $3,000	0.5700%
	˃$3,000 - $6,000	0.5500%
	˃$6,000 - $12,000	0.5300%
	˃$12,000 - $15,600	0.5200%
	˃$15,600 - $20,300	0.5175%
	˃$20,300 - $26,400	0.5150%
	˃$26,400 - $34,300	0.5125%
	˃$34,300 - $44,600	0.5100%
	˃$44,600	0.5075%
Bond Fund	$0 - $500	0.500%
MM Total Return Bond Strategies Fund	˃$500 - $1,000	0.495%
Quality Income Fund	˃$1,000 - $2,000	0.480%
Select Corporate Income Fund	˃$2,000 - $3,000	0.460%
Total Return Bond Fund	˃$3,000 - $6,000	0.450%
	˃$6,000 - $7,500	0.430%
	˃$7,500 - $9,000	0.415%
	˃$9,000 - $12,000	0.410%
	˃$12,000 - $20,000	0.390%
	˃$20,000 - $24,000	0.380%
	˃$24,000 - $50,000	0.360%
	˃$50,000	0.340%
CA Intermediate Municipal Bond Fund	$0 - $250	0.470%
	˃$250 - $500	0.465%
	˃$500 - $1,000	0.415%
	˃$1,000 - $1,500	0.380%
	˃$1,500 - $3,000	0.350%
	˃$3,000 - $6,000	0.330%
	˃$6,000 - $12,000	0.320%
	˃$12,000	0.310%
Commodity Strategy Fund(b)	$0 - $500	0.630%
	˃$500 - $1,000	0.580%
	˃$1,000 - $3,000	0.550%
	˃$3,000 - $6,000	0.520%
	˃$6,000 - $12,000	0.500%
	˃$12,000	0.490%
Contrarian Core Fund	$0 - $500	0.7700%
	˃$500 - $1,000	0.7200%
	˃$1,000 - $1,500	0.6700%
	˃$1,500 - $3,000	0.6200%
	˃$3,000 - $6,000	0.6000%
	˃$6,000 - $12,000	0.5800%
	˃$12,000 - $15,600	0.5700%
	˃$15,600 - $20,300	0.5675%
	˃$20,300 - $26,400	0.5650%
	˃$26,400 - $34,300	0.5625%
	˃$34,300 - $44,600	0.5600%
	˃$44,600 - $58,000	0.5575%
	˃$58,000	0.5550%
Convertible Securities Fund	$0 - $500	0.820%
Select Mid Cap Growth Fund	˃$500 - $1,000	0.770%
Select Mid Cap Value Fund	˃$1,000 - $1,500	0.720%
	˃$1,500 - $3,000	0.670%
	˃$3,000 - $12,000	0.660%
	˃$12,000	0.650%
Statement of Additional Information – January 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
MA Intermediate Municipal Bond Fund	$0 - $250	0.470%
MN Tax-Exempt Fund	˃$250 - $500	0.465%
NY Intermediate Municipal Bond Fund	˃$500 - $1,000	0.415%
OR Intermediate Municipal Bond Fund	˃$1,000 - $3,000	0.380%
Strategic CA Municipal Income Fund	˃$3,000 - $6,000	0.340%
Strategic NY Municipal Income Fund	˃$6,000 - $7,500	0.330%
	˃$7,500 - $12,000	0.320%
	˃$12,000	0.310%
Disciplined Core Fund	$0 - $500	0.750%
Disciplined Growth Fund	˃$500 - $1,000	0.700%
Disciplined Value Fund	˃$1,000 - $1,500	0.650%
Integrated Large Cap Growth Fund	˃$1,500 - $3,000	0.600%
Integrated Large Cap Value Fund	˃$3,000 - $6,000	0.580%
Large Cap Enhanced Core Fund	˃$6,000 - $12,000	0.560%
	˃$12,000	0.550%
Dividend Income Fund(a)	$0 - $500	0.7200%
	˃$500 - $1,000	0.6700%
	˃$1,000 - $1,500	0.6200%
	˃$1,500 - $3,000	0.5700%
	˃$3,000 - $6,000	0.5500%
	˃$6,000 - $12,000	0.5300%
	˃$12,000 - $15,600	0.5200%
	˃$15,600 - $20,300	0.5175%
	˃$20,300 - $26,400	0.5150%
	˃$26,400 - $34,300	0.5125%
	˃$34,300 - $44,600	0.5100%
	˃$44,600 - $58,000	0.5075%
	˃$58,000 - $75,400	0.5050%
	˃$75,400	0.5025%
Dividend Opportunity Fund	$0 - $500	0.720%
Global Opportunities Fund(c)	˃$500 - $1,000	0.670%
Global Value Fund	˃$1,000 - $1,500	0.620%
Intrinsic Value Fund	˃$1,500 - $3,000	0.570%
MM Value Strategies Fund	˃$3,000 - $6,000	0.550%
	˃$6,000 - $12,000	0.530%
	˃$12,000	0.520%
Emerging Markets Bond Fund	$0 - $500	0.600%
Strategic Income Fund	˃$500 - $1,000	0.590%
	˃$1,000 - $2,000	0.575%
	˃$2,000 - $3,000	0.555%
	˃$3,000 - $6,000	0.530%
	˃$6,000 - $7,500	0.505%
	˃$7,500 - $9,000	0.490%
	˃$9,000 - $10,000	0.481%
	˃$10,000 - $12,000	0.469%
	˃$12,000 - $15,000	0.459%
	˃$15,000 - $20,000	0.449%
	˃$20,000 - $24,000	0.433%
	˃$24,000 - $50,000	0.414%
	˃$50,000	0.393%
Emerging Markets Fund	$0 - $500	1.100%
	˃$500 - $1,000	1.060%
	˃$1,000 - $1,500	0.870%
	˃$1,500 - $3,000	0.820%
	˃$3,000 - $6,000	0.770%
	˃$6,000 - $12,000	0.720%
	˃$12,000	0.700%
Flexible Capital Income Fund	$0 - $500	0.650%
	˃$500 - $1,000	0.630%
	˃$1,000 - $3,000	0.610%
	˃$3,000 - $6,000	0.570%
	˃$6,000	0.540%
Statement of Additional Information – January 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
Floating Rate Fund	$0 - $250	0.660%
High Yield Bond Fund	˃$250 - $500	0.645%
Income Opportunities Fund	˃$500 - $750	0.635%
	˃$750 - $1,000	0.625%
	˃$1,000 - $2,000	0.610%
	˃$2,000 - $3,000	0.600%
	˃$3,000 - $6,000	0.565%
	˃$6,000 - $7,500	0.540%
	˃$7,500 - $9,000	0.525%
	˃$9,000 - $10,000	0.500%
	˃$10,000 - $12,000	0.485%
	˃$12,000 - $15,000	0.475%
	˃$15,000 - $20,000	0.465%
	˃$20,000 - $24,000	0.440%
	˃$24,000 - $50,000	0.425%
	˃$50,000	0.400%
Global Technology Growth Fund	$0 - $500	0.870%
MM Small Cap Equity Strategies Fund	˃$500 - $1,000	0.820%
Select Small Cap Value Fund	˃$1,000 - $3,000	0.770%
Small Cap Growth Fund	˃$3,000 - $12,000	0.760%
Small Cap Value and Inflection Fund	˃$12,000	0.750%
Government Money Market Fund(d)	$0 - $500	0.290%
	˃$500 - $1,000	0.285%
	˃$1,000 - $1,500	0.263%
	˃$1,500 - $2,000	0.245%
	˃$2,000 - $2,500	0.228%
	˃$2,500 - $3,000	0.210%
	˃$3,000 - $5,000	0.200%
	˃$5,000 - $6,000	0.180%
	˃$6,000 - $7,500	0.160%
	˃$7,500 - $9,000	0.155%
	˃$9,000 - $10,000	0.130%
	˃$10,000 - $12,000	0.120%
	˃$12,000 - $15,000	0.110%
	˃$15,000 - $20,000	0.100%
	˃$20,000 - $24,000	0.090%
	˃$24,000	0.080%
Greater China Fund	$0 - $1,000	0.950%
	˃$1,000 - $1,500	0.870%
	˃$1,500 - $3,000	0.820%
	˃$3,000 - $6,000	0.770%
	˃$6,000	0.720%
High Yield Municipal Fund	$0 - $500	0.540%
	˃$500 - $1,000	0.535%
	˃$1,000 - $2,000	0.505%
	˃$2,000 - $3,000	0.480%
	˃$3,000 - $6,000	0.445%
	˃$6,000 - $7,500	0.420%
	˃$7,500 - $10,000	0.410%
	˃$10,000 - $12,000	0.400%
	˃$12,000 - $15,000	0.390%
	˃$15,000 - $24,000	0.380%
	˃$24,000 - $50,000	0.360%
	˃$50,000	0.340%
Statement of Additional Information – January 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
Intermediate Duration Municipal Bond Fund	$0 - $500	0.480%
Total Return Municipal Income Fund	˃$500 - $1,000	0.475%
	˃$1,000 - $2,000	0.445%
	˃$2,000 - $3,000	0.420%
	˃$3,000 - $6,000	0.385%
	˃$6,000 - $9,000	0.360%
	˃$9,000 - $10,000	0.350%
	˃$10,000 - $12,000	0.340%
	˃$12,000 - $15,000	0.330%
	˃$15,000 - $24,000	0.320%
	˃$24,000 - $50,000	0.300%
	˃$50,000	0.290%
Cornerstone Equity Fund	$0 - $500	0.770%
Cornerstone Growth Fund	˃$500 - $1,000	0.720%
Integrated Large Cap Growth Fund II	˃$1,000 - $1,500	0.670%
International Dividend Income Fund	˃$1,500 - $3,000	0.620%
Large Cap Growth Opportunity Fund	˃$3,000 - $6,000	0.600%
MM Large Cap Growth Strategies Fund	˃$6,000 - $12,000	0.580%
Select Large Cap Growth Fund	˃$12,000	0.570%
Large Cap Index Fund(e)	All assets	0.200%
Mid Cap Index Fund
Small Cap Index Fund(e)
Select Short Corporate Income Fund	$0 - $500	0.430%
Short Duration Municipal Bond Fund	˃$500 - $1,000	0.425%
Short Term Bond Fund	˃$1,000 - $2,000	0.415%
	˃$2,000 - $3,000	0.410%
	˃$3,000 - $6,000	0.395%
	˃$6,000 - $7,500	0.380%
	˃$7,500 - $9,000	0.365%
	˃$9,000 - $10,000	0.360%
	˃$10,000 - $12,000	0.350%
	˃$12,000 - $15,000	0.340%
	˃$15,000 - $20,000	0.330%
	˃$20,000 - $24,000	0.320%
	˃$24,000 - $50,000	0.300%
	˃$50,000	0.280%
MM Alternative Strategies Fund(b)	$0 - $500	1.100%
	˃$500 - $1,000	1.050%
	˃$1,000 - $3,000	1.020%
	˃$3,000 - $6,000	0.990%
	˃$6,000 - $12,000	0.960%
	˃$12,000	0.950%
MM Directional Alternative Strategies Fund	All assets	1.60%
MM International Equity Strategies Fund	$0 - $500	0.870%
Overseas Value Fund	˃$500 - $1,000	0.820%
	˃$1,000 - $1,500	0.770%
	˃$1,500 - $3,000	0.720%
	˃$3,000 - $6,000	0.700%
	˃$6,000 - $12,000	0.680%
	˃$12,000	0.670%
Mortgage Opportunities Fund	$0 - $500	0.650%
	˃$500 - $1,000	0.645%
	˃$1,000 - $2,000	0.630%
	˃$2,000 - $3,000	0.620%
	˃$3,000 - $6,000	0.595%
	˃$6,000 - $7,500	0.580%
	˃$7,500 - $9,000	0.565%
	˃$9,000 - $10,000	0.555%
	˃$10,000 - $12,000	0.545%
	˃$12,000	0.535%
Statement of Additional Information – January 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
Multi Strategy Alternatives Fund(b)	$0 - $500	0.960%
	˃$500 - $1,000	0.955%
	˃$1,000 - $3,000	0.950%
	˃$3,000 - $12,000	0.940%
	˃$12,000	0.930%
Multisector Bond SMA Completion Portfolio	All assets	0.00%
Overseas SMA Completion Portfolio

Overseas Core Fund	$0 - $250	0.870%
Pyrford International Stock Fund	˃$250 - $500	0.855%
Select Global Equity Fund	˃$500 - $750	0.820%
	˃$750 - $1,000	0.800%
	˃$1,000 - $1,500	0.770%
	˃$1,500 - $3,000	0.720%
	˃$3,000 - $6,000	0.700%
	˃$6,000 - $12,000	0.680%
	˃$12,000 - $20,000	0.670%
	˃$20,000 - $24,000	0.660%
	˃$24,000 - $50,000	0.650%
	˃$50,000	0.620%
Real Estate Equity Fund	$0 - $500	0.750%
	˃$500 - $1,000	0.745%
	˃$1,000 - $1,500	0.720%
	˃$1,500 - $3,000	0.670%
	˃$3,000	0.660%
Select Large Cap Value Fund	$0 - $500	0.770%
	˃$500 - $1,000	0.715%
	˃$1,000 - $3,000	0.615%
	˃$3,000 - $6,000	0.600%
	˃$6,000 - $12,000	0.580%
	˃$12,000	0.570%
Seligman Global Technology Fund(a)	$0 - $500	0.9150%
Seligman Technology and Information Fund(a)	˃$500 - $1,000	0.9100%
	˃$1,000 - $3,000	0.9050%
	˃$3,000 - $4,000	0.8650%
	˃$4,000 - $6,000	0.8150%
	˃$6,000 - $12,000	0.7650%
	˃$12,000 - $20,000	0.7550%
	˃$20,000 - $24,000	0.7450%
	˃$24,000 - $50,000	0.7350%
	˃$50,000	0.7050%
Integrated Small Cap Growth Fund	$0 - $500	0.850%
Small Cap Value Discovery Fund	˃$500 - $1,000	0.800%
	˃$1,000 - $3,000	0.750%
	˃$3,000 - $12,000	0.740%
	˃$12,000	0.730%
Strategic Municipal Income Fund	$0 - $500	0.480%
	˃$500 - $1,000	0.475%
	˃$1,000 - $2,000	0.445%
	˃$2,000 - $3,000	0.420%
	˃$3,000 - $6,000	0.385%
	˃$6,000 - $7,500	0.360%
	˃$7,500 - $10,000	0.350%
	˃$10,000 - $12,000	0.340%
	˃$12,000 - $15,000	0.330%
	˃$15,000 - $24,000	0.320%
	˃$24,000 - $50,000	0.300%
	˃$50,000	0.290%
U.S. Treasury Index Fund(e)	All assets	0.400%
Statement of Additional Information – January 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
Ultra Short Duration Municipal Bond Fund	All assets	0.210%
Ultra Short Term Bond Fund
(a)
Effective July 1, 2022, the management fee schedule changed resulting in a fee rate decrease for certain asset levels.
(b)
When calculating asset levels for purposes of determining fee breakpoints, asset levels are based on net assets of the Fund, including assets invested in any wholly-owned subsidiary advised by the Investment Manager (Subsidiaries). Fees payable by the Fund under this agreement shall be reduced by any management services fees paid to the Investment Manager by any Subsidiaries under separate management agreements with the Subsidiaries.
(c)
This fee applies to assets invested in securities, other than underlying funds (including any exchange-traded funds (ETFs)) that pay a management services fee (or an investment advisory services fee, as applicable) to the Investment Manager, including other funds advised by the Investment Manager that do not pay a management services fee (or an investment advisory services fee, as applicable), derivatives and individual securities. The Fund does not pay a management services fee on assets that are invested in underlying funds, including any ETFs, that pay a management services fee (or an investment advisory services fee, as applicable) to the Investment Manager.
(d)
Effective July 1, 2024, the management fee schedule changed resulting in a fee rate decrease for all asset levels.
(e)
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, Rule 12b-1 and/or shareholder servicing fees and any extraordinary non-recurring expenses that may arise, including litigation expenses.
Adaptive Risk Allocation Fund. The Fund pays the Investment Manager a management services fee according to the following schedules:
Asset Category	Assets (millions)	Annual rate at each asset level

Category 1: Assets invested in affiliated mutual funds, exchange- traded funds and closed- end funds that pay a management services fee (or an investment management services fee, as applicable) to the Investment Manager.	$0 - $500	0.060%
	˃$500 - $1,000	0.055%
	˃$1,000 - $3,000	0.050%
	˃$3,000 - $12,000	0.040%
	˃$12,000	0.030%
Category 2: Assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates.	$0 - $500	0.160%
	˃$500 - $1,000	0.155%
	˃$1,000 - $3,000	0.150%
	˃$3,000 - $12,000	0.140%
	˃$12,000	0.130%
Category 3: Securities, instruments and other assets not described above, including without limitation affiliated mutual funds, exchange-traded funds and closed-end funds that do not pay a management services fee (or an investment management services fee, as applicable) to the Investment Manager, third party closed-end funds, derivatives and individual securities.	$0 - $500	0.760%
	˃$500 - $1,000	0.745%
	˃$1,000 - $1,500	0.730%
	˃$1,500 - $3,000	0.720%
	˃$3,000 - $6,000	0.690%
	˃$6,000 - $12,000	0.665%
	˃$12,000	0.630%
In no event shall the management services fee be negative even if the value of one of the categories is a negative amount (for instance, if the Fund’s liabilities exceed the value of assets in Category 3). Although the fee for each category is calculated separately and there is no negative management services fee, the Investment Manager currently intends to calculate the management services fee by reducing (but not below $0) any management services fee payable on one category by any negative management services fee in another category. The Investment Manager may change this calculation methodology at any time.
Capital Allocation Portfolios. The Investment Manager has implemented a schedule for the Capital Allocation Portfolios’ management services fees whereby each of the Funds pay (i) 0.02% on net assets invested in funds advised by the Investment Manager (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on net assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on net assets invested in securities, other than third-party advised mutual funds, and in the Investment Manager’s proprietary funds that do not pay a management services fee (or investment advisory services fee, as applicable) (including exchange-traded funds, derivatives and individual securities).
Income Builder Fund. The Investment Manager implemented a schedule for Income Builder Fund’s management services fee whereby the Fund pays 0.02% on all net assets.
Statement of Additional Information – January 1, 2026

Under the Management Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the Investment Manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a Fund’s participation in inverse floater structures; and expenses properly payable by a Fund, approved by the Board.
Management Services Fees Paid. The table below shows the total management services fees paid by each Fund, as applicable, under the Management Agreement for the last three fiscal periods (net of management services fee waivers). The table is organized by fiscal year end. For more information about fees waived or Fund expenses reimbursed by the Investment Manager, see Expense Limitations.
Management Services Fees
	Management Services Fees
	2025	2024	2023
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$410,360	$474,431	$446,537
Capital Allocation Conservative Portfolio	124,785	119,097	160,667
Capital Allocation Moderate Aggressive Portfolio	551,610	557,102	576,226
Capital Allocation Moderate Conservative Portfolio	173,794	118,501	190,588
Capital Allocation Moderate Portfolio	352,052	386,838	426,661
Income Builder Fund	192,310	230,369	291,729
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	9,427,156	11,084,088	12,167,755
Cornerstone Equity Fund	10,788,028	9,457,292	9,158,688
Global Value Fund	5,734,762	5,579,056	5,954,368
Large Cap Enhanced Core Fund	3,602,454	3,029,007	2,836,832
Large Cap Growth Opportunity Fund	9,403,657	8,524,244	9,288,037
Large Cap Index Fund	7,056,588	6,063,947	6,165,243
Mid Cap Index Fund	5,248,744	4,979,260	5,300,635
Overseas Core Fund	7,490,638	7,191,705	7,850,696
Overseas Value Fund	23,733,506	21,749,215	19,484,110
Select Mid Cap Value Fund	18,519,884	17,667,129	19,004,174
Small Cap Index Fund	6,246,703	6,440,779	7,223,326
Small Cap Value and Inflection Fund	8,897,276	10,329,631	10,882,897
For Funds with fiscal period ending March 31
Integrated Large Cap Growth Fund II	29,413,552	25,879,863	24,510,241
MM Large Cap Growth Strategies Fund(a)	N/A	N/A	N/A
Select Large Cap Growth Fund	7,609,216	8,246,445	8,865,863
Short Term Bond Fund	4,879,802	3,328,547	4,483,284
For Funds with fiscal period ending April 30
Bond Fund	4,656,738	4,564,504	4,631,249
CA Intermediate Municipal Bond Fund	1,409,905	1,391,286	1,603,806
MM Directional Alternative Strategies Fund	4,135,691	4,305,690	4,179,165
Select Corporate Income Fund	8,813,831	8,124,810	7,340,794
Short Duration Municipal Bond Fund	1,327,636	1,776,438	2,827,960
Small Cap Value Discovery Fund	12,206,095	10,224,310	10,199,208
Total Return Bond Fund	13,578,390	14,224,533	12,914,722
U.S. Treasury Index Fund	3,412,975	4,509,179	4,563,742
Statement of Additional Information – January 1, 2026

	Management Services Fees
	2025	2024	2023
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	$17,066,607	$21,348,501	$26,617,496
Commodity Strategy Fund	1,753,518	1,645,564	1,998,710
Dividend Income Fund	218,407,193	198,066,762	191,792,232
Dividend Opportunity Fund	13,627,946	14,078,019	15,253,316
Flexible Capital Income Fund	7,743,225	8,027,477	8,863,891
High Yield Bond Fund	8,621,921	8,276,859	8,611,302
High Yield Municipal Fund	2,671,658	2,681,622	3,031,229
Intrinsic Value Fund	15,376,718	14,565,724	14,872,802
MM Value Strategies Fund	29,904,546	27,850,697	25,362,399
Mortgage Opportunities Fund	14,345,650	15,228,297	18,293,480
Multi Strategy Alternatives Fund	4,977,996	6,146,117	7,526,102
Quality Income Fund	6,652,421	6,951,076	7,391,344
Select Large Cap Value Fund	16,008,828	15,901,369	15,527,963
Select Small Cap Value Fund	3,558,795	3,860,426	4,199,119
Seligman Technology and Information Fund	108,081,392	91,097,047	72,079,631
For Funds with fiscal period ending July 31
Cornerstone Growth Fund	36,962,704	32,464,989	26,668,921
Disciplined Core Fund	29,767,626	27,486,210	25,348,672
Disciplined Growth Fund	2,202,678	1,863,019	1,459,451
Disciplined Value Fund	1,331,096	1,312,555	1,319,713
Floating Rate Fund	4,871,384	4,935,589	5,022,399
Global Opportunities Fund	2,223,960	2,398,526	2,678,343
Government Money Market Fund	6,708,316	4,891,385	2,695,687
Income Opportunities Fund	4,626,181	4,714,981	4,643,311
MN Tax-Exempt Fund	2,362,545	2,426,712	2,652,137
OR Intermediate Municipal Bond Fund	1,403,974	1,400,310	1,455,102
Select Short Corporate Income Fund	2,261,707	2,325,191	2,700,948
Strategic Municipal Income Fund	8,339,920	7,955,875	8,361,523
Total Return Municipal Income Fund	8,913,359	9,462,247	10,591,629
Ultra Short Term Bond Fund	2,323,663	2,359,256	4,248,451
For Funds with fiscal period ending August 31
Balanced Fund	54,423,598	49,197,184	43,256,415
Contrarian Core Fund	87,602,264	78,501,488	64,886,977
Emerging Markets Bond Fund	1,658,874	1,682,075	1,737,596
Emerging Markets Fund	8,633,933	12,176,489	13,975,758
Global Technology Growth Fund	28,414,777	23,443,760	16,913,487
Greater China Fund	450,128	660,279	916,701
Integrated Large Cap Growth Fund	1,757,595	2,042,268	1,834,497
Integrated Large Cap Value Fund	554,186	1,314,482	1,958,693
Integrated Small Cap Growth Fund	194,904	343,233	477,222
International Dividend Income Fund	4,172,543	4,202,408	3,762,658
MM Alternative Strategies Fund	5,267,106	4,920,131	5,679,340
Statement of Additional Information – January 1, 2026

	Management Services Fees
	2025	2024	2023
MM International Equity Strategies Fund	$21,883,722	$18,786,071	$18,008,084
MM Small Cap Equity Strategies Fund	15,966,501	12,095,254	11,732,407
MM Total Return Bond Strategies Fund	57,639,253	54,180,309	46,411,385
Multisector Bond SMA Completion Portfolio(b)	N/A	N/A	N/A
Overseas SMA Completion Portfolio(b)	N/A	N/A	N/A
Pyrford International Stock Fund	2,784,986	3,568,060	4,068,901
Select Mid Cap Growth Fund	12,627,129	11,506,515	11,035,193
Small Cap Growth Fund	18,343,937	14,710,617	12,705,278
Strategic Income Fund	31,610,936	29,323,389	27,914,133
Ultra Short Duration Municipal Bond Fund	155,890	222,507	444,650
	2024	2023	2022
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	7,413,951	7,750,197	8,757,991
MA Intermediate Municipal Bond Fund	433,912	581,589	856,719
NY Intermediate Municipal Bond Fund	515,798	633,414	870,240
Select Global Equity Fund	6,001,103	5,313,477	6,074,722
Seligman Global Technology Fund	20,427,339	15,412,703	16,745,869
Strategic CA Municipal Income Fund	1,682,503	1,822,917	2,746,640
Strategic NY Municipal Income Fund	592,487	582,758	819,579
For Funds with fiscal period ending December 31
Real Estate Equity Fund	1,286,738	1,489,489	2,084,936
(a)
No historical information is given for the Fund because the Fund commenced operations on June 2, 2025.
(b)
The Solution Series Funds do not pay a management services fee.
Manager of Managers Exemption
The SEC has issued an exemptive order (the Order) that permits the Investment Manager, subject to the approval of the Board and conditions of the Order, to hire subadvisers, by entering into subadvisory agreements with them, and to materially change the terms of those subadvisory agreements, including the subadvisory fees paid thereunder, without seeking approval of the Fund’s shareholders and thereby avoiding the expense and delays associated with obtaining such approval (the Manager of Managers Structure). For Funds that began operations (see About the Trusts) prior to September 2017, the Order covers unaffiliated subadvisers; for Funds that have commenced operations since September 2017, the Order covers unaffiliated subadvisers and subadvisers that are indirect or direct wholly-owned subsidiaries of the Investment Manager or sister companies of the Investment Manager that are indirect or direct wholly-owned subsidiaries of Ameriprise Financial. In addition to the Order, the Funds may rely on any other current or future laws, rules, or regulatory guidance from the SEC or its staff applicable to a Manager of Managers Structure.
The SEC has issued a separate exemptive order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting, (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person Board meeting, (iii) Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case the Board will consider the proposal at an in-person meeting unless the objection is rescinded) and (iv) the need for considering the proposal at a non-in-person meeting will be explained to the Board.
In order for Seligman Technology and Information Fund to rely on the Order, holders of a majority of the Fund’s outstanding voting securities would first need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.
Statement of Additional Information – January 1, 2026

The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers and/or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships.
Subadvisory Agreements
The assets of certain Funds are managed by subadvisers that have been selected by the Investment Manager, subject to the review and approval of the Board. Generally, the Investment Manager recommends a subadviser to the Board based upon its assessment of the skills of the subadvisers in managing other assets in accordance with objectives and investment strategies substantially similar to those of the applicable Fund. Among other responsibilities, the Investment Manager (i) monitors on a daily basis the compliance of the subadviser with the investment objectives and related policies of the Fund, (ii) assesses changes to the subadvisers' business brought to the Investment Manager’s attention by the subadviser or otherwise publicly announced, (iii) performs due diligence reviews of the subadviser, (iv) monitors the performance of and any risk management parameters established for each subadviser with respect to a Fund, and (v) regularly provides reports on such performance to the Board. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the Investment Manager does not expect to make frequent changes of subadvisers.
The Investment Manager allocates the assets of a Fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objective, policies, and restrictions. Generally, the services that a subadviser provides to the Fund are limited to asset management and related recordkeeping services.
The Investment Manager has entered into a subadvisory agreement with each subadviser under which the subadviser provides investment advisory and portfolio management assistance to all or a portion of the Fund’s portfolio, as well as investment research and statistical information, subject to the oversight by the Investment Manager. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the Investment Manager or its affiliates. The Investment Manager compensates each subadviser of a Fund out of the management services fees it receives from the Fund. This could create an incentive for the Investment Manager to select, or allocate assets to, subadvisers with lower fee rates, select subadvisers that are affiliated with the Investment Manager, or manage assets directly.
Each subadvisory agreement, and any material change thereto, is approved by the Board, including a majority of the Independent Trustees. Additionally, in relying on the Order (see Manager of Managers Exemption above) when recommending the hiring, termination, and replacement of subadvisers, the Investment Manager provides the Board with information showing the expected impact of any proposed subadviser hiring or termination on the profitability of the Investment Manager.
Statement of Additional Information – January 1, 2026

The following table shows general information about subadvisers, and, with respect to Funds with a single subadviser, the subadvisory fee schedules for fees paid by the Investment Manager to subadvisers and, with respect to Funds with multiple subadvisers, the aggregate subadvisory services fee rate paid by the Investment Manager to the subadvisers for the Fund’s most recent fiscal year as a percentage of the Fund’s daily net assets (which may differ from the Fund’s current subadvisers and/or the fee rate payable by the Investment Manager during the current fiscal year). The fee is calculated as a percentage of the daily net assets of the applicable Fund (or portion thereof subadvised by the applicable subadviser), subject to any exceptions as noted in the table below, and is paid monthly by the Investment Manager out of the management services fee it receives from the Fund. The table is organized by fiscal year end.
Subadvisers and Subadvisory Agreement Fee Schedules or Aggregate Effective Fee Rates
Fund	Current Subadvisers	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rate
For Funds with fiscal period ending March 31
MM Large Cap Growth Strategies Fund	JPMIM (since commencement of operations) Loomis Sayles (since commencement of operations) Los Angeles Capital (since commencement of operations)	P A B	0.194%(a)
For Funds with fiscal period ending April 30
MM Directional Alternative Strategies Fund	Boston Partners (since commencement of operations) Summit Partners (since July 24, 2024)	C U	0.743%
For Funds with fiscal period ending May 31
MM Value Strategies Fund	American Century (effective May 27, 2025) Diamond Hill (effective September 14, 2016)	E F	0.110%
Multi Strategy Alternatives Fund	AQR (since September 24, 2019) PGIM Quantitative Solutions (since September 24, 2019)	D G	0.307%
Statement of Additional Information – January 1, 2026

Fund	Current Subadvisers	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rate
For Funds with fiscal period ending August 31
MM Alternative Strategies Fund
AlphaSimplex
(effective May 23, 2018)

Crabel
(effective January 12, 2022)

Manulife
(effective September 13, 2017)

MidOcean
(expected to begin managing a
portion of the Fund in the first
quarter of 2026)

TCW
(effective March 29, 2017)
		H S I W J	0.429%(b)
MM International Equity Strategies Fund	Arrowstreet (since commencement of operations) Baillie Gifford (since commencement of operations) Causeway (since commencement of operations) Walter Scott (effective August 13, 2024)	K L M V	0.391%
MM Small Cap Equity Strategies Fund	Conestoga (effective October 1, 2012) Hotchkis & Wiley (effective February 13, 2019) Jacobs Levy (effective July 18, 2022) JPMIM (effective December 19, 2018)	N O T P	0.425%
MM Total Return Bond Strategies Fund	Loomis Sayles (effective April 11, 2016) PGIM Fixed Income (effective May 16, 2016) TCW (since commencement of operations) Voya (effective December 6, 2018)	A Q J R	0.083%
Pyrford International Stock Fund	Pyrford (effective December 10, 2021)	X	0.294% on the first $500 million, declining to 0.224% as assets increase
(a)
Effective June 2, 2025, the subadvisory services fee schedule for JPMIM changed. The Fund commenced operations on June 2, 2025. The rate shown is the estimated aggregate effective fee rate that will be paid by the Investment Manager to the subadvisers for the Fund as of such date.
Statement of Additional Information – January 1, 2026

(b)
The aggregate effective fee rate reflects the fee schedule in effect for each of AlphaSimplex, Crabel, Manulife and TCW as of January 1, 2026 and the fee to be paid to MidOcean as though MidOcean started managing the Fund on January 1, 2026.
A – Loomis Sayles, located at One Financial Center, Boston, MA 02111, is a Delaware limited partnership. Loomis Sayles’ sole general partner, Loomis, Sayles & Company, Inc. is directly owned by Natixis Investment Managers, LLC (Natixis LLC). Natixis LLC is a direct subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is wholly-owned by Groupe BPCE, France’s second largest banking group. Groupe BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of Groupe BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.
B – Los Angeles Capital is located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025. Los Angeles Capital is an employee owned, independent registered investment adviser. Los Angeles Capital was formed in 2002 and provides investment management and subadvisory services to institutional investors globally, mutual funds and pooled funds.
C – Boston Partners, which is located at 1 Beacon Street, 30th Floor, Boston, MA 02108, is an indirect wholly owned subsidiary of ORIX Corporation.
D – AQR is a Delaware limited liability company formed in 1998 and is located at One Greenwich Plaza, Suite 130, Greenwich, CT 06830. AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (AQR Holdings), which has no activities other than holding the interest of AQR. Clifford S. Asness, Ph.D., M.B.A. may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.
E – American Century, located at 4500 Main Street, Kansas City, MO 64111, is a direct, wholly-owned subsidiary of American Century Companies, Inc. (ACC). The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
F – Diamond Hill, located at 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215, is a wholly owned subsidiary of Diamond Hill Investment Group, Inc., an Ohio corporation.
G – PGIM Quantitative Solutions, located at 655 Broad Street, Newark, NJ 07102, is a wholly owned subsidiary of PGIM, Inc. Prior to September 28, 2021, PGIM Quantitative Solutions was known as QMA LLC.
H – AlphaSimplex, located at 200 State Street, Boston, MA 02109, is a direct subsidiary of Virtus Partners, Inc. and an indirect subsidiary of Virtus Investment Partners, Inc., a publicly-traded firm that operates a multi boutique asset management business based in Hartford, Connecticut.
I – Manulife, which is located at 197 Clarendon Street, Boston, MA 02116, is a direct wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.). John Hancock is an indirect, wholly-owned subsidiary of Manulife Financial Corporation.
J – TCW, which is located at 515 South Flower Street, Los Angeles, CA 90071, is a wholly-owned subsidiary of The TCW Group, Inc. The Carlyle Group, LP (Carlyle), a global alternative asset manager, may be deemed to be a control person of TCW by reason of its control of certain investment funds that indirectly control more than 25% of the voting stock of TCW. Carlyle also controls various other pooled investment vehicles and, indirectly, many of the portfolio companies owned by those funds.
K – Arrowstreet is located at 200 Clarendon Street, 30th Floor, Boston, MA 02116. Arrowstreet is a partner of Arrowstreet Capital GP LLC, and is wholly-owned by Arrowstreet Capital Holding LLC.
L – Baillie Gifford is located at Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, United Kingdom. Baillie Gifford is a wholly-owned subsidiary of Baillie Gifford & Co.
M – Causeway is located at 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025. Causeway is wholly-owned by Causeway Capital Holdings, LLC.
N – Conestoga is a Delaware limited liability company located at 550 East Swedesford Road, Suite 120, Wayne, PA 19087. Conestoga is an employee-owned independent registered investment adviser. Conestoga was organized in 2001 and provides investment management services to institutional and individual clients.
O – Hotchkis & Wiley is located at 601 South Figueroa, 39th Floor, Los Angeles, CA 90017-5439. Hotchkis & Wiley is an independent registered investment adviser. Hotchkis & Wiley was organized in 1980 and provides investment management services to institutional clients, individual/high net worth clients, mutual funds and private accounts.
P – JPMIM, located at 270 Park Avenue, New York, NY 10017, is a wholly-owned subsidiary of JPMorgan Chase & Co.
Q – PGIM Fixed Income, which is located at 655 Broad Street, Newark, NJ 07102, is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. PGIM Fixed Income is the global investment management business of Prudential Financial, Inc.
Statement of Additional Information – January 1, 2026

R – Voya, located at 200 Park Avenue, New York, NY 10166, is an indirect, majority-owned subsidiary of Voya Financial, Inc.
S – Crabel is located at 1999 Avenue of the Stars, Suite 2060, Los Angeles, CA 90067, is wholly-owned by Crabel Investments Group, LLC.
T – Jacobs Levy, which is located at 100 Campus Drive, 4th Floor East, Florham Park, NJ 07932, is an independent firm.
U – Summit Partners, located at 222 Berkeley Street Boston, MA 02116, is a Delaware limited liability company. Summit Partners Alydar GP is the General Partner of Summit Partners.
V – Walter Scott, located at One Charlotte Square, Edinburgh, EH2 4DR, United Kingdom, is a limited liability company incorporated in Scotland and an indirect subsidiary of The Bank of New York Mellon Corporation.
W – MidOcean, located at 245 Park Avenue, 38th Floor, New York, NY 10167, is a Delaware limited partnership. Its General Partner is Ultramar Credit Holdings Ltd. MidOcean was founded in 2009 and is a registered investment adviser with the SEC. J. Edward Virtue has voting control of MidOcean through his ownership of Ultramar Credit Holdings Ltd. Mr. Virtue has the largest economic ownership of MidOcean which is held through MidOcean Manager Feeder, LP. A minority interest in MidOcean is indirectly owned by HPC Manager Holdings Investor – Missouri LLC, a strategic institutional investor, with the remaining interests held by members of MidOcean’s management team.
X – Pyrford, located at 78 Cannon Street, London EC4N 6AG, United Kingdom is an affiliate of the Investment Manager, and an indirect wholly-owned subsidiary of Ameriprise Financial.
The following table shows the subadvisory fees paid by the Investment Manager to the then-current subadvisers in the last three fiscal periods or, if shorter, since the Fund’s commencement of operations. For each of the applicable Funds with multiple subadvisers, the subadvisory fees are (i) aggregated for fees paid to any subadvisers for the Fund that are not affiliated with the Investment Manager, and (ii) disclosed individually for fees paid to each affiliated subadviser for the Fund of the Investment Manager. The table is organized by fiscal year end.
Subadvisory Fees Paid
Fund	Subadviser	2025	2024	2023
For Funds with fiscal period ending March 31
Integrated Large Cap Growth Fund II	Subadvisers	$9,619,459(a)	$8,676,620(a)	$6,875,010(a)
MM Large Cap Growth Strategies Fund	Subadvisers	N/A(b)	N/A(b)	N/A(b)
For Funds with fiscal period ending April 30
MM Directional Alternative Strategies Fund	Subadvisers	2,054,848(c)	1,793,586(c)	2,239,636(c)
For Funds with fiscal period ending May 31
MM Value Strategies Fund	Subadvisers	5,596,908(d)	5,576,357(d)	5,157,438(d)
Multi Strategy Alternatives Fund	Subadvisers	1,597,898(e)	1,930,068(e)	2,441,507(e)
For Funds with fiscal period ending August 31
MM Alternative Strategies Fund	Subadvisers	1,753,465(f)	1,684,835(f)	2,386,542(f)
MM International Equity Strategies Fund	Subadvisers	11,101,219(g)	9,530,948(g)	9,213,316(g)
MM Small Cap Equity Strategies Fund	Subadvisers	8,424,934(h)	6,076,857(h)	4,887,330(h)
MM Total Return Bond Strategies Fund	Subadvisers	10,987,555(i)	10,347,218(i)	9,004,367(i)
Pyrford International Stock Fund	Pyrford	946,255	1,215,790	1,385,446
(a)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024 and 2025 which amounted to 0.184%, 0.217% and 0.213% respectively, of the Fund’s daily net assets during the applicable fiscal year. Los Angeles Capital served as a subadviser to a portion of the Fund’s assets until July 18, 2025. JPMIM and Loomis Sayles served as subadvisers to portions of the Fund until December 5, 2025.
(b)
No historical information is given for the Fund because the Fund commenced operations on June 2, 2025.
(c)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.855%, 0.671%, and 0.743% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(d)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.122%, 0.119%, and 0.110% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(e)
The fee shown represents the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.311%, 0.302%, and 0.307% respectively, of the Fund’s daily net assets during the applicable fiscal year.
Statement of Additional Information – January 1, 2026

(f)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.461%, 0.376%, and 0.365% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(g)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.402%, 0.396%, and 0.391% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(h)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.343%, 0.412%, and 0.425% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(i)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.086%, 0.084%, and 0.083% respectively, of the Fund’s daily net assets during the applicable fiscal year.
Portfolio Managers. The following table provides information about the portfolio managers of each Fund (other than Government Money Market Fund). The references in the Potential Conflicts of Interest and the Structure of Compensation columns in the table below refer, respectively, to the descriptions in the Potential Conflicts of Interest and Structure of Compensation subsections immediately following the table. In addition to the other account information disclosed in the table, portfolio managers may have accounts holding Ameriprise Financial stock options granted to them as part of their compensation. The table is organized by fiscal year end.
		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending January 31 – Information is as of January 31, 2025, unless otherwise noted
Capital Allocation Aggressive Portfolio	Dan Boncarosky	20 RICs 28 PIVs 64 other accounts	$61.09 billion $5.58 billion $114.78 million	None	$1 – $10,000(b)	Columbia Management – FoF	Columbia Management
	Thomas Nakamura	5 RICs 29 PIVs 53 other accounts	$3.57 billion $5.73 billion $112.86 million	None	$10,001 – $50,000(a)
Capital Allocation Conservative Portfolio	Dan Boncarosky	20 RICs 28 PIVs 64 other accounts	$62.25 billion $5.58 billion $114.78 million	None	None	Columbia Management – FoF	Columbia Management
	Thomas Nakamura	5 RICs 29 PIVs 53 other accounts	$4.73 billion $5.73 billion $112.86 million	None	None
Capital Allocation Moderate Aggressive Portfolio	Dan Boncarosky	20 RICs 28 PIVs 64 other accounts	$60.70 billion $5.58 billion $114.78 million	None	$10,001 – $50,000(a)	Columbia Management – FoF	Columbia Management
	Thomas Nakamura	5 RICs 29 PIVs 53 other accounts	$3.17 billion $5.73 billion $112.86 million	None	None
Capital Allocation Moderate Conservative Portfolio	Dan Boncarosky	20 RICs 28 PIVs 64 other accounts	$62.07 billion $5.58 billion $114.78 million	None	None	Columbia Management – FoF	Columbia Management
	Thomas Nakamura	5 RICs 29 PIVs 53 other accounts	$4.54 billion $5.73 billion $112.86 million	None	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Capital Allocation Moderate Portfolio	Dan Boncarosky	20 RICs 28 PIVs 64 other accounts	$61.36 billion $5.58 billion $114.78 million	None	None	Columbia Management – FoF	Columbia Management
	Thomas Nakamura	5 RICs 29 PIVs 53 other accounts	$3.83 billion $5.73 billion $112.86 million	None	None
Income Builder Fund	Alex Christensen	6 RICs 3 PIVs 249 other accounts	$12.54 billion $272.46 million $1.82 billion	None	None	Columbia Management – IB	Columbia Management
	Gene Tannuzzo	7 RICs 3 PIVs 113 other accounts	$12.91 billion $272.46 million $1.59 billion	None	$100,001 – $500,000(a)
For Funds with fiscal year ending February 28/29 – Information is as of February 28, 2025, unless otherwise noted
Convertible Securities Fund	Yan Jin	4 RICs 1 PIV 14 other accounts	$6.29 billion $19.54 million $482.41 million	None	Over $1,000,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	David King	4 RICs 1 PIV 10 other accounts	$6.29 billion $19.54 million $509.92 million	None	Over $1,000,000(a) $50,001 – $100,000(b)
	Grace Lee	4 RICs 1 PIV 12 other accounts	$6.29 billion $19.54 million $479.94 million	None	$100,001 – $500,000(a) $50,001 – $100,000(b)
Cornerstone Equity Fund	Michael Guttag	5 RICs 1 PIV 17 other accounts	$12.98 billion $30.28 million $768.41 million	None	$50,001 – $100,000(b)	Columbia Management	Columbia Management
	Tiffany Wade	5 RICs 4 PIVs 19 other accounts	$12.98 billion $1.67 billion $769.55 million	None	$50,001 – $100,000(a) $50,001 – $100,000(b)
Global Value Fund	Fred Copper	7 RICs 1 PIV 35 other accounts	$8.32 billion $192.79 million $859.34 million	None	$50,001 – $100,000(b)	Columbia Management	Columbia Management
	Peter Schroeder	5 other accounts	$1.72 million	None	$50,001 – $100,000(b)
	Tiffany Wade	6 RICs 4 PIVs 19 other accounts	$14.51 billion $1.67 billion $769.55 million	None	$50,001 – $100,000(b)
Large Cap Enhanced Core Fund	Oleg Nusinzon	10 RICs 5 PIVs 68 other accounts	$11.67 billion $382.28 million $15.52 billion	3 other accounts ($1.75 B)	None	Columbia Management	Columbia Management
	Raghavendran Sivaraman	10 RICs 5 PIVs 66 other accounts	$11.67 billion $382.28 million $15.53 billion	3 other accounts ($1.75 B)	$10,001 – $50,000(b)
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Large Cap Growth Opportunity Fund	Michael Guttag	5 RICs 1 PIV 17 other accounts	$13.24 billion $30.28 million $768.41 million	None	None	Columbia Management	Columbia Management
	Tiffany Wade	5 RICs 4 PIVs 19 other accounts	$13.24 billion $1.67 billion $769.55 million	None	$50,001 – $100,000(b)
Large Cap Index Fund	Christopher Lo	13 RICs 10 other accounts	$11.31 billion $58.93 million	None	$50,001 – $100,000(b)	Columbia Management	Columbia Management
	Shirley Wang(h)	2 other accounts	$1.39 million	None	None
Mid Cap Index Fund	Christopher Lo	13 RICs 10 other accounts	$12.30 billion $58.93 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Shirley Wang(h)	2 other accounts	$1.39 million	None	None
Overseas Core Fund	Fred Copper	7 RICs 1 PIV 35 other accounts	$8.21 billion $192.79 million $859.34 million	None	$50,001 – $100,000(b)	Columbia Management	Columbia Management
	Paul DiGiacomo	6 RICs 1 PIV 40 other accounts	$7.40 billion $192.79 million $862.13 million	None	None
	Daisuke Nomoto	6 RICs 6 PIVs 35 other accounts	$7.40 billion $1.60 billion $1.10 billion	1 other account ($230.56 M)	$100,001 – $500,000(b)
Overseas Value Fund	Fred Copper	7 RICs 1 PIV 35 other accounts	$5.92 billion $192.79 million $859.34 million	None	$100,001 – $500,000(b)	Columbia Management	Columbia Management
	Paul DiGiacomo	6 RICs 1 PIV 40 other accounts	$5.10 billion $192.79 million $862.13 million	None	$50,001 – $100,000(b)
	Daisuke Nomoto	6 RICs 6 PIVs 35 other accounts	$5.10 billion $1.60 billion $1.10 billion	1 other account ($230.56 M)	$100,001 – $500,000(b)
Select Mid Cap Value Fund	Kari Montanus	3 RICs 1 PIV 19 other accounts	$739.68 million $22.32 million $699.78 million	None	$50,001 – $100,000(a) $100,001 – $500,000(b)	Columbia Management	Columbia Management
	Jonas Patrikson	3 RICs 1 PIV 15 other accounts	$739.68 million $22.32 million $685.42 million	None	$50,001 – $100,000(a) $10,001 – $50,000(b)
Small Cap Index Fund	Christopher Lo	13 RICs 10 other accounts	$12.05 billion $58.93 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Shirley Wang(h)	2 other accounts	$1.39 million	None	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Small Cap Value and Inflection Fund	Jeremy Javidi	3 RICs 2 PIVs 14 other accounts	$2.17 billion $445.68 million $67.47 million	None	Over $1,000,000(a)	Columbia Management	Columbia Management
	C. Bryan Lassiter	3 RICs 2 PIVs 9 other accounts	$2.17 billion $445.68 million $56.08 million	None	$50,001 – $100,000(a) $10,001 – $50,000(b)
For Funds with fiscal year ending March 31 – Information is as of March 31, 2025, unless otherwise noted
Integrated Large Cap Growth Fund II	Jason Hans(g)	4 RICs 2 PIVs 52 other accounts	$637.07 million $93.26 million $5.69 billion	None	None	Columbia Management	Columbia Management
	Oleg Nusinzon(g)	11 RICs 5 PIVs 66 other accounts	$12.19 billion $446.54 million $16.08 billion	4 other accounts ($2.41 B)	None
	Raghavendran Sivaraman(g)	11 RICs 5 PIVs 66 other accounts	$12.19 billion $446.54 million $16.10 billion	4 other accounts ($2.41 B)	None
MM Large Cap Growth Strategies Fund	JPMIM: Giri Devulapally(e)	12 RICs 7 PIVs 290 other accounts	$117.76 billion $22.18 billion $14.64 billion	None	None	JPMIM	JPMIM
	Larry Lee(e)	16 RICs 7 PIVs 29 other accounts	$131.36 billion $24.01 billion $16.36 billion	1 other account ($100.00 M)	None
	Robert Maloney(e)	9 RICs 6 PIVs 20 other accounts	$109.60 billion $22.15 billion $12.71 billion	None	None
	Holly Morris(e)	9 RICs 6 PIVs 20 other accounts	$109.60 billion $22.15 billion $12.71 billion	None	None
	Joseph Wilson(e)	11 RICs 7 PIVs 247 other accounts	$110.88 billion $30.14 billion $13.41 billion	None	None
	Loomis Sayles: Aziz Hamzaogullari(e)	30 RICs 22 PIVs 147 other accounts	$29.12 billion $18.63 billion $40.39 billion	3 PIVs ($426.69 M) 1 other account ($343.66 M)	None	Loomis Sayles	Loomis Sayles
	Los Angeles Capital: Daniel Allen(e)	16 RICs 22 PIVs 32 other accounts	$4.89 billion $14.04 billion $6.63 billion	5 PIVs ($2.04 B) 9 other accounts ($3.19 B)	None	Los Angeles Capital	Los Angeles Capital
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Daniel Arche(e)	10 RICs 8 PIVs 14 other accounts	$3.83 billion $3.81 billion $2.23 billion	3 PIVs ($1.61 B) 1 other account ($24.87 M)	None
	Hal Reynolds(e)	17 RICs 22 PIVs 38 other accounts	$9.57 billion $14.04 billion $6.65 billion	1 RIC ($5.22 B) 5 PIVs ($2.04 B) 9 other accounts ($3.19 B)	None
	Thomas Stevens(e)	9 RICs 15 PIVs 28 other accounts	$2.68 billion $12.13 billion $6.62 billion	2 PIVs ($705.07 M) 9 other accounts ($3.19 B)	None
Select Large Cap Growth Fund	Richard Carter	1 PIV 411 other accounts	$220.74 million $651.96 million	None	$100,001 – $500,000(a) $1 – $10,000(b)	Columbia Management	Columbia Management
	Thomas Galvin	1 PIV 410 other accounts	$220.74 million $689.48 million	None	Over $1,000,000(a) $1 – $10,000(b)
	Todd Herget	1 PIV 415 other accounts	$220.74 million $652.68 million	None	$10,001 – $50,000(b)
Short Term Bond Fund	Gregory Liechty	6 RICs 12 PIVs 75 other accounts	$5.56 billion $1.51 billion $3.38 billion	None	Over $1,000,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	Ronald Stahl	6 RICs 12 PIVs 83 other accounts	$5.59 billion $1.51 billion $4.41 billion	None	$50,001 – $100,000(a) $10,001 – $50,000(b)
For Funds with fiscal year ending April 30 – Information is as of April 30, 2025, unless otherwise noted
Bond Fund	Ed Al-Hussainy(h)	6 other accounts	$2.35 million	None	None	Columbia Management	Columbia Management
	Jason Callan	14 RICs 12 PIVs 354 other accounts	$20.42 billion $28.75 billion $1.75 billion	1 other account ($335.08 M)	None
	Alex Christensen	6 RICs 3 PIVs 501 other accounts	$12.32 billion $356.94 million $1.91 billion	None	None
	Gene Tannuzzo	7 RICs 3 PIVs 351 other accounts	$12.67 billion $356.94 million $1.68 billion	None	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
CA Intermediate Municipal Bond Fund	Travis Bates	13 RICs 4 other accounts	$7.69 billion $0.46 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$2.33 billion $17.58 million	None	None
	Douglas Rangel	13 RICs 6 other accounts	$7.69 billion $48.98 million	None	None
MM Directional Alternative Strategies Fund	Boston Partners: Scott Burgess	1 RIC 1 PIV	$504.45 million $548.10 million	None	None	Boston Partners	Boston Partners
	Joseph F. Feeney, Jr.	5 RICs 5 PIVs	$933.08 million $933.08 million	None	None
	Summit Partners: Philip C. Furse	4 PIVs 1 other account	$268.00 million $247.00 million	4 PIVs ($268.00 M) 1 other account ($247.00 M)	None	Summit Partners	Summit Partners
Select Corporate Income Fund	John Dawson	7 RICs 1 PIV 23 other accounts	$3.06 billion $28.53 million $3.72 billion	None	$10,001 – $50,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	Tom Murphy	8 RICs 17 PIVs 30 other accounts	$3.06 billion $32.93 billion $3.75 billion	None	Over $1,000,000(a) $100,001 – $500,000(b)
	Royce Wilson	7 RICs 1 PIV 22 other accounts	$3.06 billion $28.53 million $3.72 billion	None	$50,001 – $100,000(a) $50,001 – $100,000(b)
Short Duration Municipal Bond Fund	Travis Bates	13 RICs 4 other accounts	$7.69 billion $0.46 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$2.33 billion $17.58 million	None	None
	Douglas Rangel	13 RICs 6 other accounts	$7.69 billion $48.98 million	None	$10,001 – $50,000(b)
Small Cap Value Discovery Fund	Jeremy Javidi	3 RICs 2 PIVs 14 other accounts	$1.26 billion $386.96 million $56.28 million	None	Over $1,000,000(a)	Columbia Management	Columbia Management
	C. Bryan Lassiter	3 RICs 2 PIVs 9 other accounts	$1.26 billion $386.96 million $50.92 million	None	$100,001 – $500,000(a) $1 – $10,000(b)
Total Return Bond Fund	Ed Al-Hussainy(h)	6 other accounts	$2.35 million	None	None	Columbia Management	Columbia Management
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Jason Callan	14 RICs 12 PIVs 354 other accounts	$18.68 billion $28.75 billion $1.75 billion	1 other account ($335.08 M)	$100,001 – $500,000(a)
	Alex Christensen	6 RICs 3 PIVs 501 other accounts	$10.58 billion $356.94 million $1.91 billion	None	$100,001 – $500,000(a) $10,001 – $50,000(b)
	Gene Tannuzzo	7 RICs 3 PIVs 351 other accounts	$10.92 billion $356.94 million $1.68 billion	None	$100,001 – $500,000(a)
U.S. Treasury Index Fund	David Janssen	5 RICs 144 other accounts	$504.15 million $31.96 million	None	None	Columbia Management	Columbia Management
For Funds with fiscal year ending May 31 – Information is as of May 31, 2025, unless otherwise noted
Adaptive Risk Allocation Fund	Joshua Kutin	21 RICs 3 PIVs 41 other accounts	$56.01 billion $0.10 million $6.79 million	None	$100,001 – $500,000(a)	Columbia Management; Columbia Management – FoF	Columbia Management
	Alexander Wilkinson	3 PIVs 4 other accounts	$0.10 million $21.57 million	None	$10,001 – $50,000(a) $10,001 – $50,000(b)
Commodity Strategy Fund	John Dempsey	2 RICs 16 other accounts	$118.93 million $704.72 million	None	None	Columbia Management	Columbia Management
	Matthew Ferrelli	4 RICs 1 PIV 3 other accounts	$705.72 million $172.78 million $0.56 million	None	None
	Marc Khalamayzer	4 RICs 1 PIV 7 other accounts	$705.72 million $172.78 million $1.38 million	None	$1 – $10,000(b)
	Gregory Liechty	6 RICs 12 PIVs 77 other accounts	$6.77 billion $1.44 billion $3.29 billion	None	None
	Ronald Stahl	6 RICs 12 PIVs 84 other accounts	$6.81 billion $1.44 billion $4.37 billion	None	$10,001 – $50,000(b)
Dividend Income Fund	Michael Barclay	1 RIC 1 PIV 547 other accounts	$4.98 billion $3.40 billion $2.93 billion	None	Over $1,000,000(a) $500,001 – $1,000,000(b)	Columbia Management	Columbia Management
	Tara Gately	1 RIC 1 PIV 547 other accounts	$4.98 billion $3.40 billion $2.93 billion	None	Over $1,000,000(a) $50,001 – $100,000(b)
	Andrew Wright	1 RIC 1 PIV 550 other accounts	$4.98 billion $3.40 billion $2.92 billion	None	$50,001 – $100,000(b)
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Dividend Opportunity Fund	Yan Jin	4 RICs 1 PIV 14 other accounts	$5.01 billion $20.12 million $534.56 million	None	$500,001 – $1,000,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	David King	4 RICs 1 PIV 10 other accounts	$5.01 billion $20.12 million $560.69 million	None	$100,001 – $500,000(b)
	Grace Lee	4 RICs 1 PIV 12 other accounts	$5.01 billion $20.12 million $532.00 million	None	$500,001 – $1,000,000(a) $500,001 – $1,000,000(b)
Flexible Capital Income Fund	Yan Jin	4 RICs 1 PIV 14 other accounts	$5.88 billion $20.12 million $534.56 million	None	Over $1,000,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	David King	4 RICs 1 PIV 10 other accounts	$5.88 billion $20.12 million $560.69 million	None	Over $1,000,000(a) $100,001 – $500,000(b)
	Grace Lee	4 RICs 1 PIV 12 other accounts	$5.88 billion $20.12 million $532.00 million	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
High Yield Bond Fund	Daniel DeYoung	5 RICs 2 PIVs 7 other accounts	$2.28 billion $12.68 billion $475.15 million	None	$100,001 – $500,000(a) $10,001 – $50,000(b)	Columbia Management	Columbia Management
	Spencer Sutcliffe	3 RICs 13 other accounts	$1.49 billion $1.19 billion	None	None
High Yield Municipal Fund	Travis Bates	13 RICs 4 other accounts	$7.44 billion $0.48 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel	13 RICs 6 other accounts	$7.44 billion $45.77 million	None	None
	Shannon Rinehart	6 RICs 8 other accounts	$4.84 billion $1.61 million	None	$10,001 – $50,000(b)
Intrinsic Value Fund	Arthur Hurley	13 other accounts	$3.77 million	None	$50,001 – $100,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	Hugh Mullin	7 other accounts	$12.20 million	None	$100,001 – $500,000(b)
MM Value Strategies Fund	American Century: Matthew Dubin	40 RICs 1 PIV 15 other accounts	$68.52 billion $280.22 million $225.08 million	None	None	American Century	American Century
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Mitchell Firestein	40 RICs 1 PIV 15 other accounts	$68.52 billion $280.22 million $225.08 million	None	None
	Daniel Ong	45 RICs 1 PIV 15 other accounts	$70.46 billion $280.22 million $225.08 million	None	None
	Ted Randall	40 RICs 1 PIV 15 other accounts	$68.52 billion $280.22 million $225.08 million	None	None
	Eduardo Repetto	45 RICs 1 PIV 15 other accounts	$70.46 billion $280.22 million $225.08 million	None	None
	Columbia Management: Michael Barclay	1 RIC 1 PIV 547 other accounts	$42.03 billion $3.40 billion $2.93 billion	None	None	Columbia Management	Columbia Management
	Tara Gately	1 RIC 1 PIV 547 other accounts	$42.03 billion $3.40 billion $2.93 billion	None	None
	Andrew Wright	1 RIC 1 PIV 550 other accounts	$42.03 billion $3.40 billion $2.92 billion	None	None
	Diamond Hill: Austin Hawley	4 RICs 4 PIVs 86 other accounts	$9.04 billion $1.82 billion $4.89 billion	None	None	Diamond Hill	Diamond Hill
Mortgage Opportunities Fund	Jason Callan	13 RICs 12 PIVs 427 other accounts	$19.20 billion $27.90 billion $1.76 billion	1 other account ($330.96 M)	$100,001 – $500,000(b)	Columbia Management	Columbia Management
	Tom Heuer	3 RICs 5 other accounts	$2.74 billion $8.45 million	None	$100,001 – $500,000(a) $50,001 – $100,000(b)
	Ryan Osborn	4 RICs 6 other accounts	$2.80 billion $6.35 million	None	$500,001 – $1,000,000(a) $100,001 – $500,000(b)
Multi Strategy Alternatives Fund	Dan Boncarosky	20 RICs 28 PIVs 64 other accounts	$60.15 billion $5.69 billion $112.60 million	None	None	Columbia Management	Columbia Management
	Jason Callan	13 RICs 12 PIVs 427 other accounts	$21.26 billion $27.90 billion $1.76 billion	1 other account ($330.96 M)	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Matthew Ferrelli	4 RICs 1 PIV 3 other accounts	$464.74 million $172.78 million $0.56 million	None	None
	Tom Heuer	3 RICs 5 other accounts	$4.80 billion $8.45 million	None	None
	Marc Khalamayzer	4 RICs 1 PIV 7 other accounts	$464.74 million $172.78 million $1.38 million	None	$10,001 – $50,000(b)
	Joshua Kutin	21 RICs 3 PIVs 41 other accounts	$57.89 billion $0.10 million $6.79 million	None	None
	Corey Lorenzen	2 RICs 16 other accounts	$1.22 billion $3.59 million	None	None
	Ryan Osborn	4 RICs 6 other accounts	$4.85 billion $6.35 million	None	None
	Brian Virginia	15 RICs 8 other accounts	$55.43 billion $5.41 million	None	None
	AQR: Cliff Asness	25 RICs 26 PIVs 44 other accounts	$21.47 billion $11.86 billion $20.94 billion	19 PIVs ($9.01 B) 15 other accounts ($9.17 B)	None	AQR	AQR
	Jordan Brooks	11 RICs 10 PIVs 11 other accounts	$8.96 billion $926.23 million $7.31 billion	6 PIVs ($570.89 M) 4 other accounts ($3.84 B)	None
	Jonathan Fader	1 RIC 2 PIVs	$436.61 million $65.57 million	1 PIV ($65.52 M)	None
	John Huss	31 RICs 24 PIVs 38 other accounts	$22.27 billion $7.32 billion $18.56 billion	1 RIC ($148.55 M) 20 PIVs ($6.57 B) 10 other accounts ($7.61 B)	None
	John Liew	9 RICs 17 PIVs 13 other accounts	$5.57 billion $7.91 billion $7.31 billion	11 PIVs ($5.67 B) 7 other accounts ($5.14 B)	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	PGIM Quantitative Solutions: Marco Aiolfi	67 RICs 1 PIV 1 other account	$44.72 billion $40.29 million $258.20 million	None	None	PGIM Quantitative Solutions	PGIM Quantitative Solutions
	Edward Tostanoski III	37 RICs 2 PIVs 1 other account	$45.77 billion $119.75 million $258.20 million	None	None
Quality Income Fund	Jason Callan	13 RICs 12 PIVs 427 other accounts	$20.11 billion $27.90 billion $1.76 billion	1 other account ($330.96 M)	None	Columbia Management	Columbia Management
	Tom Heuer	3 RICs 5 other accounts	$3.65 billion $8.45 million	None	$100,001 – $500,000(a) $10,001 – $50,000(b)
	Ryan Osborn	4 RICs 6 other accounts	$3.71 billion $6.35 million	None	$50,001 – $100,000(b)
Select Large Cap Value Fund	Richard Taft	2 RICs 2 PIVs 277 other accounts	$2.46 billion $774.30 million $3.31 billion	None	$100,001 – $500,000(a) $100,001 – $500,000(b)	Columbia Management	Columbia Management
	Jeffrey Wimmer	2 RICs 2 PIVs 282 other accounts	$2.46 billion $774.30 million $3.31 billion	None	$100,001 – $500,000(a) $10,001 – $50,000(b)
Select Small Cap Value Fund	Kari Montanus	3 RICs 1 PIV 18 other accounts	$2.69 billion $21.26 million $340.68 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Jonas Patrikson	3 RICs 1 PIV 13 other accounts	$2.69 billion $21.26 million $325.00 million	None	$50,001 – $100,000(b)
Seligman Technology and Information Fund	Sanjay Devgan	2 RICs 154 other accounts	$2.51 billion $65.52 million	None	Over $1,000,000(a)	Columbia Management	Columbia Management– Tech Team
	Israel Hernandez	153 other accounts	$50.86 million	None	None
	Jeetil Patel	1 RIC 159 other accounts	$471.17 million $59.50 million	None	$10,001 – $50,000(a)
	Vimal Patel	3 RICs 1 PIV 158 other accounts	$2.98 billion $896.78 million $744.59 million	None	$100,001 – $500,000(a)
	Shekhar Pramanick	3 RICs 156 other accounts	$2.98 billion $70.30 million	None	Over $1,000,000(a)
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Paul Wick	3 RICs 3 PIVs 160 other accounts	$2.98 billion $2.37 billion $2.11 billion	2 PIVs ($1.47 B) 2 other accounts ($1.26 B)	Over $1,000,000(a)
For Funds with fiscal year ending July 31 – Information is as of July 31, 2025, unless otherwise noted
Cornerstone Growth Fund	Michael Guttag	5 RICs 1 PIV 18 other accounts	$9.00 billion $31.27 million $815.33 million	None	$50,001 – $100,000(b)	Columbia Management	Columbia Management
	Tiffany Wade	6 RICs 4 PIVs 19 other accounts	$9.83 billion $1.61 billion $816.66 million	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
Disciplined Core Fund	Oleg Nusinzon	11 RICs 5 PIVs 65 other accounts	$7.50 billion $455.94 million $16.43 billion	4 other accounts ($2.45 B)	$100,001 – $500,000(b)	Columbia Management	Columbia Management
	Raghavendran Sivaraman	11 RICs 5 PIVs 63 other accounts	$7.50 billion $455.94 million $16.44 billion	4 other accounts ($2.45 B)	$50,001 – $100,000(b)
Disciplined Growth Fund	Oleg Nusinzon	11 RICs 5 PIVs 65 other accounts	$12.05 billion $455.94 million $16.43 billion	4 other accounts ($2.45 B)	None	Columbia Management	Columbia Management
	Raghavendran Sivaraman	11 RICs 5 PIVs 63 other accounts	$12.05 billion $455.94 million $16.44 billion	4 other accounts ($2.45 B)	$10,001 – $50,000(b)
Disciplined Value Fund	Oleg Nusinzon	11 RICs 5 PIVs 65 other accounts	$12.18 billion $455.94 million $16.43 billion	4 other accounts ($2.45 B)	None	Columbia Management	Columbia Management
	Raghavendran Sivaraman	11 RICs 5 PIVs 63 other accounts	$12.18 billion $455.94 million $16.44 billion	4 other accounts ($2.45 B)	$50,001 – $100,000(b)
Floating Rate Fund	Daniel DeYoung	5 RICs 2 PIVs 9 other accounts	$2.95 billion $11.89 billion $377.76 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Stanton Ray	10 PIVs 13 other accounts	$3.04 billion $40.02 million	None	Over $1,000,000(a) $100,001 – $500,000(b)
	Vesa Tontti	2 PIVs 8 other accounts	$11.89 billion $33.32 million	None	$10,001 – $50,000(a) $100,001 – $500,000(b)
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Global Opportunities Fund	Dan Boncarosky	20 RICs 28 PIVs 64 other accounts	$61.09 billion $5.89 billion $116.56 million	None	$1 – $10,000(b)	Columbia Management	Columbia Management
	Thomas Nakamura	5 RICs 29 PIVs 53 other accounts	$4.57 billion $6.04 billion $114.63 million	None	$10,001 – $50,000(a) $10,001 – $50,000(b)
Income Opportunities Fund	Daniel DeYoung	5 RICs 2 PIVs 9 other accounts	$2.98 billion $11.89 billion $377.76 million	None	None	Columbia Management	Columbia Management
	Spencer Sutcliffe	3 RICs 13 other accounts	$2.19 billion $1.39 billion	None	None
MN Tax-Exempt Fund	Travis Bates	13 RICs 4 other accounts	$7.32 billion $0.50 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel	13 RICs 6 other accounts	$7.32 billion $43.36 million	None	None
	Shannon Rinehart	6 RICs 8 other accounts	$4.70 billion $1.97 million	None	$10,001 – $50,000(a)
OR Intermediate Municipal Bond Fund	Travis Bates	13 RICs 4 other accounts	$7.50 billion $0.50 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$2.34 billion $22.77 million	None	None
	Douglas Rangel	13 RICs 6 other accounts	$7.50 billion $43.36 million	None	None
Select Short Corporate Income Fund	John Dawson	8 RICs 1 PIV 23 other accounts	$4.36 billion $28.86 million $3.72 billion	None	$50,001 – $100,000(a) $50,001 – $100,000(b)	Columbia Management	Columbia Management
	Tom Murphy	8 RICs 17 PIVs 30 other accounts	$4.36 billion $35.00 billion $3.76 billion	None	$500,001 – $1,000,000(b)
	Royce Wilson	8 RICs 1 PIV 22 other accounts	$4.36 billion $28.86 million $3.72 billion	None	$50,001 – $100,000(a) $10,001 – $50,000(b)
Strategic Municipal Income Fund	Travis Bates	13 RICs 4 other accounts	$6.15 billion $0.50 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel	13 RICs 6 other accounts	$6.15 billion $43.36 million	None	$10,001 – $50,000(b)
	Shannon Rinehart	6 RICs 8 other accounts	$3.53 billion $1.97 million	None	$50,001 – $100,000(b)
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Total Return Municipal Income Fund	Travis Bates	13 RICs 4 other accounts	$6.04 billion $0.50 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel	13 RICs 6 other accounts	$6.04 billion $43.36 million	None	None
	Shannon Rinehart	6 RICs 8 other accounts	$3.41 billion $1.97 million	None	None
Ultra Short Term Bond Fund	Gregory Liechty	6 RICs 12 PIVs 79 other accounts	$6.04 billion $1.40 billion $3.31 billion	None	$50,001– $100,000(a)	Columbia Management	Columbia Management
	Ronald Stahl	7 RICs 12 PIVs 90 other accounts	$6.08 billion $1.40 billion $4.44 billion	None	$50,001 – $100,000(a) $10,001 – $50,000(b)
For Funds with fiscal year ending August 31 – Information is as of August 31, 2025, unless otherwise noted
Balanced Fund	Jason Callan	13 RICs 12 PIVs 573 other accounts	$18.91 billion $28.21 billion $1.80 billion	1 other account ($342.06 M)	None	Columbia Management	Columbia Management
	Gregory Liechty	6 RICs 12 PIVs 79 other accounts	$4.11 billion $1.40 billion $3.23 billion	None	$500,001 – $1,000,000(a)
	Guy Pope	6 RICs 7 PIVs 69 other accounts	$18.34 billion $2.04 billion $4.12 billion	2 other accounts ($3.03 B)	Over $1,000,000(a)
	Ronald Stahl	6 RICs 12 PIVs 87 other accounts	$4.14 billion $1.40 billion $4.35 billion	None	$500,001 – $1,000,000(a) $50,001 – $100,000(b)
Contrarian Core Fund	Guy Pope	6 RICs 7 PIVs 69 other accounts	$8.96 billion $2.04 billion $4.12 billion	2 other accounts ($3.03 B)	Over $1,000,000(a)	Columbia Management	Columbia Management
Emerging Markets Bond Fund	Christopher Cooke	1 RIC 6 PIVs 14 other accounts	$396.96 million $2.22 billion $962.82 million	1 other account ($259.36 M)	None(c)	Columbia Management	Threadneedle
	Adrian Hilton	1 RIC 6 PIVs 13 other accounts	$396.96 million $2.22 billion $962.82 million	1 other account ($259.36 M)	None(c)
Emerging Markets Fund	Derek Lin	3 RICs 7 PIVs 19 other accounts	$562.68 million $886.78 million $1.57 billion	None	$10,001 – $50,000(a) $10,001 – $50,000(b)	Columbia Management	Columbia Management
	Darren Powell	2 RICs 7 PIVs 10 other accounts	$511.90 million $886.78 million $1.57 billion	None	$50,001 – $100,000(b)
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Cory Unal	2 RICs 13 PIVs 11 other accounts	$511.90 million $1.55 billion $1.98 billion	None	None(c)	Columbia Management	Threadneedle
	Perry Vickery	2 RICs 8 PIVs 19 other accounts	$511.90 million $1.06 billion $1.58 billion	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Dara White	3 RICs 9 PIVs 11 other accounts	$562.68 million $983.50 million $1.61 billion	None	Over $1,000,000(a) $100,001 – $500,000(b)
Global Technology Growth Fund	Rahul Narang	1 RIC 8 other accounts	$27.60 million $353.62 million	None	$500,001 – $1,000,000(b)	Columbia Management	Columbia Management
Greater China Fund	Derek Lin	3 RICs 7 PIVs 19 other accounts	$1.24 billion $886.78 million $1.57 billion	None	$10,001 – $50,000(a) $10,001 – $50,000(b)	Columbia Management	Columbia Management
	Dara White	3 RICs 9 PIVs 11 other accounts	$1.24 billion $983.50 million $1.61 billion	None	Over $1,000,000(a) $100,001 – $500,000(b
Integrated Large Cap Growth Fund	Jason Hans	4 RICs 2 PIVs 51 other accounts	$466.01 million $99.94 million $5.99 billion	None	$50,001 – $100,000(a) $50,001 – $100,000 (b)	Columbia Management	Columbia Management
	Oleg Nusinzon	11 RICs 5 PIVs 65 other accounts	$12.35 billion $383.42 million $16.73 billion	4 other accounts ($2.39 B)	None
	Raghavendran Sivaraman	11 RICs 5 PIVs 63 other accounts	$12.35 billion $383.42 million $16.74 billion	4 other accounts ($2.39 B)	$10,001 – $50,000 (b)
Integrated Large Cap Value Fund	Jason Hans	4 RICs 2 PIVs 51 other accounts	$630.49 million $99.94 million $5.99 billion	None	$100,001 – $500,000(a) $50,001 – $100,000 (b)	Columbia Management	Columbia Management
	Oleg Nusinzon	11 RICs 5 PIVs 65 other accounts	$12.52 billion $383.42 million $16.73 billion	4 other accounts ($2.39 B)	None
	Raghavendran Sivaraman	11 RICs 5 PIVs 63 other accounts	$12.52 billion $383.42 million $16.74 billion	4 other accounts ($2.39 B)	$10,001 – $50,000 (b)
Integrated Small Cap Growth Fund	Jason Hans	4 RICs 2 PIVs 51 other accounts	$656.50 million $99.94 million $5.99 billion	None	$50,001 – $100,000(a) $100,001 – $500,000 (b)	Columbia Management	Columbia Management
	Oleg Nusinzon	11 RICs 5 PIVs 65 other accounts	$12.54 billion $383.42 million $16.73 billion	4 other accounts ($2.39 B)	None
	Raghavendran Sivaraman	11 RICs 5 PIVs 63 other accounts	$12.54 billion $383.42 million $16.74 billion	4 other accounts ($2.39 B)	$10,001 – $50,000 (b)
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
International Dividend Income Fund	Georgina Hellyer	5 PIVs 5 other accounts	$4.89 billion $1.01 billion	None	None(c)	Columbia Management	Threadneedle
MM Alternative Strategies Fund	AlphaSimplex: Tansu Demirbilek	1 RIC	$6.00 million	None	None	AlphaSimplex	AlphaSimplex
	Alexander Healy	6 RICs 2 PIVs 6 other accounts	$1.65 billion $1.16 billion $549.40 million	1 PIV ($862.90 M)	None
	Kathryn Kaminski	6 RICs 2 PIVs 5 other accounts	$1.65 billion $1.16 billion $549.20 million	None	None
	Philippe Lüdi	4 RICs 2 PIVs 4 other accounts	$1.62 billion $1.16 billion $549.20 million	None	None
	Crabel: Grant Jaffarian	6 RICs 4 PIVs 13 other accounts	$406.00 million $554.00 million $907.00 million	2 other accounts ($95.00 M)	None	Crabel	Crabel
	Michael Pomada	6 RICs 11 PIVs 24 other accounts	$406.00 million $1.43 billion $2.18 billion	7 PIVs ($872.00 M) 12 other accounts ($1.29 B)	None
	Manulife: Christopher Chapman	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None	Manulife	Manulife
	Thomas Goggins	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Bradley Lutz	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Kisoo Park	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	MidOcean: Ryan Dean(i)	1 RIC 4 PIVs	$181.16 million $1.34 billion	3 PIVs ($414.66 M)	None	MidOcean	MidOcean
	Michael Levitin(i)	1 RIC 4 PIVs	$181.16 million $1.34 billion	3 PIVs ($414.66 M)	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	TCW: Jerry Cudzil	24 RICs 39 PIVs 165 other accounts	$72.65 billion $16.31 billion $53.64 billion	10 PIVs ($3.98 B) 5 other accounts ($3.05 B)	None	TCW	TCW
	Ruben Hovhannisyan	25 RICs 18 PIVs 146 other accounts	$72.47 billion $8.84 billion $46.26 billion	1 PIV ($197.10 M) 5 other accounts ($3.05 B)	None
	Steven J. Purdy	2 RICs 29 PIVs 35 other accounts	$3.14 billion $9.63 billion $12.58 billion	10 PIVs ($3.98 B) 1 other account ($85.90 M)	None
	Bryan Whalen	25 RICs 31 PIVs 197 other accounts	$74.06 billion $11.65 billion $66.61 billion	4 PIVs ($483.50 M) 10 other accounts ($6.97 B)	None
MM International Equity Strategies Fund	Arrowstreet: Brandon Berger	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None	Arrowstreet	Arrowstreet
	Christopher Malloy	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None
	Peter Rathjens	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None
	Derek Vance	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None
	Julia Yuan	4 RICs 83 PIVs 66 other accounts	$4.08 billion $165.08 billion $90.19 billion	1 RIC ($165.90 M) 43 PIVs ($88.66 B) 9 other accounts ($15.96 B)	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Baillie Gifford: Chris Davies	4 RICs 4 PIVs 30 other accounts	$4.51 billion $1.44 billion $11.74 billion	2 other accounts ($2.44 B)	None	Baillie Gifford	Baillie Gifford
	Jenny Davis	4 RICs 1 PIV 29 other accounts	$4.51 billion $521.00 million $11.68 billion	2 other accounts ($2.44 B)	None
	Donald Farquharson	4 RICs 2 PIVs 32 other accounts	$4.51 billion $569.00 million $12.64 billion	3 other accounts ($2.65 B)	None
	Roderick Snell	4 RICs 7 PIVs 43 other accounts	$4.51 billion $6.29 billion $21.83 billion	3 other accounts ($5.03 B)	None
	Steve Vaughan	4 RICs 1 PIV 29 other accounts	$4.51 billion $521.00 million $11.68 billion	2 other accounts ($2.44 B)	None
	Tom Walsh	4 RICs 1 PIV 29 other accounts	$4.51 billion $521.00 million $11.68 billion	2 other accounts ($2.44 B)	None
	Causeway: Brian Woonhyung Cho	13 RICs 17 PIVs 111 other accounts	$24.67 billion $5.59 billion $27.65 billion	3 other accounts ($2.13 B)	None	Causeway	Causeway
	Jonathan Eng	13 RICs 17 PIVs 116 other accounts	$24.67 billion $5.59 billion $27.83 billion	3 other accounts ($2.13 B)	None
	Harry Hartford	13 RICs 17 PIVs 133 other accounts	$24.67 billion $5.59 billion $27.66 billion	3 other accounts ($2.13 B)	None
	Sarah Ketterer	13 RICs 17 PIVs 136 other accounts	$24.67 billion $5.59 billion $27.83 billion	3 other accounts ($2.13 B)	None
	Ellen Lee	13 RICs 17 PIVs 122 other accounts	$24.67 billion $5.59 billion $27.64 billion	3 other accounts ($2.13 B)	None
	Conor Muldoon	13 RICs 17 PIVs 118 other accounts	$24.67 billion $5.59 billion $27.65 billion	3 other accounts ($2.13 B)	None
	Steven Nguyen	13 RICs 17 PIVs 110 other accounts	$24.67 billion $5.59 billion $27.63 billion	3 other accounts ($2.13 B)	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Alessandro Valentini	13 RICs 17 PIVs 110 other accounts	$24.67 billion $5.59 billion $27.65 billion	3 other accounts ($2.13 B)	None
	Walter Scott: Fraser Fox	4 RICs 39 PIVs 136 other accounts	$6.17 billion $25.20 billion $41.51 billion	2 PIVs ($367.00 M) 18 other accounts ($3.66 B)	None	Walter Scott	Walter Scott
	Jane Henderson	4 RICs 39 PIVs 136 other accounts	$6.17 billion $25.20 billion $41.51 billion	2 PIVs ($367.00 M) 18 other accounts ($3.66 B)	None
	Roy Leckie	4 RICs 39 PIVs 136 other accounts	$6.17 billion $25.20 billion $41.51 billion	2 PIVs ($367.00 M) 18 other accounts ($3.66 B)	None
	Maxim Skorniakov	4 RICs 39 PIVs 136 other accounts	$6.17 billion $25.20 billion $41.51 billion	2 PIVs ($367.00 M) 18 other accounts ($3.66 B)	None
MM Small Cap Equity Strategies Fund	Conestoga: Derek Johnston(j)	2 RICs 2 PIVs 33 other accounts	$611.61 million $248.24 million $645.90 million	None	None	Conestoga	Conestoga
	Robert Mitchell	2 RICs 4 PIVs 213 other accounts	$4.25 billion $655.43 million $1.79 billion	None	None
	Hotchkis & Wiley: Judd Peters	24 RICs 17 PIVs 50 other accounts	$22.83 billion $3.84 billion $6.72 billion	2 RICs ($15.84 B) 2 PIVs ($351.00 M) 3 other accounts ($684.00 M)	None	Hotchkis & Wiley	Hotchkis & Wiley
	Ryan Thomes	24 RICs 17 PIVs 50 other accounts	$22.83 billion $3.84 billion $6.72 billion	2 RICs ($15.84 B) 2 PIVs ($351.00 M) 3 other accounts ($684.00 M)	None
	Jacobs Levy: Bruce Jacobs	13 RICs 13 PIVs 116 other accounts	$3.50 billion $3.63 billion $17.99 billion	2 PIVs ($1.06 B) 18 other accounts ($8.05 B)	None	Jacobs Levy	Jacobs Levy
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Kenneth Levy	13 RICs 13 PIVs 116 other accounts	$3.50 billion $3.63 billion $17.99 billion	2 PIVs ($1.06 B) 18 other accounts ($8.05 B)	None
	JPMIM: Philip Hart	2 RICs 4 PIVs 1 other account	$4.74 billion $3.48 billion $418.00 million	None	None	JPMIM	JPMIM
	Eytan Shapiro	11 RICs 4 PIVs 3 other accounts	$9.60 billion $1.04 billion $882.00 million	None	None
	Michael Stein	8 RICs 4 PIVs 4 other accounts	$28.75 billion $1.03 billion $645.00 million	None	None
MM Total Return Bond Strategies Fund	Loomis Sayles: Daniel Conklin	9 RICs 8 PIVs 199 other accounts	$7.56 billion $10.28 billion $29.77 billion	None	None	Loomis Sayles	Loomis Sayles
	Christopher Harms	9 RICs 8 PIVs 367 other accounts	$7.56 billion $10.28 billion $30.30 billion	None	None
	Clifton Rowe	9 RICs 10 PIVs 195 other accounts	$7.56 billion $10.28 billion $29.78 billion	None	None
	PGIM Fixed Income: Matt Angelucci	48 RICs 27 PIVs 196 other accounts	$108.65 billion $38.41 billion $151.83 billion	4 PIVs ($1.54 B) 12 other accounts ($11.75 B)	None	PGIM Fixed Income	PGIM Fixed Income
	Gregory Peters	49 RICs 25 PIVs 149 other accounts	$110.79 billion $47.14 billion $119.57 billion	1 PIV ($74.00 M) 8 other accounts ($5.99 B)	None
	Richard Piccirillo	49 RICs 25 PIVs 149 other accounts	$110.79 billion $47.14 billion $119.57 billion	1 PIV ($74.00 M) 8 other accounts ($5.99 B)	None
	Tyler Thorn	40 RICs 22 PIVs 81 other accounts	$102.37 billion $34.21 billion $52.65 billion	1 PIV ($74.00 M) 3 other accounts ($1.48 B)	None
	Robert Tipp	45 RICs 25 PIVs 157 other accounts	$106.58 billion $46.05 billion $122.94 billion	8 other accounts ($5.99 B)	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	TCW: Jerry Cudzil	24 RICs 39 PIVs 165 other accounts	$69.30 billion $16.31 billion $53.64 billion	10 PIVs ($3.98 B) 5 other accounts ($3.05 B)	None	TCW	TCW
	Ruben Hovhannisyan	25 RICs 18 PIVs 146 other accounts	$69.11 billion $8.84 billion $46.26 billion	1 PIV ($197.10 M) 5 other accounts ($3.05 B)	None
	Bryan Whalen	25 RICs 31 PIVs 197 other accounts	$70.70 billion $11.65 billion $66.61 billion	4 PIVs ($483.50 M) 10 other accounts ($6.97 B)	None
	Voya: Sean Banai	10 RICs 109 PIVs 130 other accounts	$15.65 billion $5.61 billion $26.50 billion	1 other account ($304.00 M)	None	Voya	Voya
	David Goodson	8 RICs 80 PIVs 128 other accounts	$12.55 billion $3.21 billion $25.41 billion	None	None
	Randall Parish	10 RICs 72 PIVs 115 other accounts	$12.76 billion $3.17 billion $24.68 billion	None	None
Multisector Bond SMA Completion Portfolio	Jason Callan	13 RICs 12 PIVs 573 other accounts	$22.33 billion $28.21 billion $1.80 billion	1 other account ($342.06 M)	None	Columbia Management	Columbia Management
	Alex Christensen	6 RICs 4 PIVs 725 other accounts	$14.01 billion $822.71 million $2.01 billion	None	None
	Gene Tannuzzo	7 RICs 3 PIVs 570 other accounts	$14.39 billion $383.92 million $1.78 billion	None	None
Overseas SMA Completion Portfolio	Fred Copper	7 RICs 1 PIV 49 other accounts	$11.54 billion $271.08 million $1.08 billion	None	None	Columbia Management	Columbia Management
	Paul DiGiacomo	6 RICs 1 PIV 54 other accounts	$10.69 billion $271.08 million $1.08 billion	None	None
	Daisuke Nomoto	6 RICs 6 PIVs 49 other accounts	$10.69 billion $2.71 billion $1.36 billion	1 other account ($276.93 M)	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Pyrford International Stock Fund	Pyrford: Tony Cousins	2 RICs 5 PIVs 20 other accounts	$680.26 million $2.19 billion $4.73 billion	None	None(c)	Pyrford	Pyrford
	Daniel McDonagh	2 RICs 5 PIVs 20 other accounts	$680.26 million $2.19 billion $4.73 billion	None	None(c)
	Paul Simons	2 RICs 5 PIVs 20 other accounts	$680.26 million $2.19 billion $4.73 billion	None	None(c)
Select Mid Cap Growth Fund	Daniel Cole	3 RICs 1 PIV 11 other accounts	$3.33 billion $204.34 million $34.17 million	None	$100,001 – $500,000(a) $100,001 – $500,000(b)	Columbia Management	Columbia Management
	Wayne Collette	3 RICs 1 PIV 14 other accounts	$3.33 billion $204.34 million $32.71 million	None	$500,001 – $1,000,000(a) $100,001 – $500,000(b)
	Dana Kelley	3 RICs 1 PIV 7 other accounts	$3.33 billion $204.34 million $24.39 million	None	$100,001 – $500,000(a) $10,001 – $50,000(b)
Small Cap Growth Fund	Daniel Cole	3 RICs 1 PIV 11 other accounts	$2.59 billion $204.34 million $34.17 million	None	$500,001 – $1,000,000(a) $100,001 – $500,000(b)	Columbia Management	Columbia Management
	Wayne Collette	3 RICs 1 PIV 14 other accounts	$2.59 billion $204.34 million $32.71 million	None	$50,001 – $100,000(b)
	Dana Kelley	3 RICs 1 PIV 7 other accounts	$2.59 billion $204.34 million $24.39 million	None	$100,001 – $500,000(a) $10,001 – $50,000(b)
Strategic Income Fund	Jason Callan	13 RICs 12 PIVs 573 other accounts	$16.49 billion $28.21 billion $1.80 billion	1 other account ($342.06 M)	None	Columbia Management	Columbia Management
	Alex Christensen	6 RICs 4 PIVs 725 other accounts	$8.17 billion $822.71 million $2.01 billion	None	$50,001 – $100,000(a) $10,001 – $50,000(b)
	Gene Tannuzzo	7 RICs 3 PIVs 570 other accounts	$8.55 billion $383.92 million $1.78 billion	None	$500,001 – $1,000,000(a) $500,001 – $1,000,000(b)
Ultra Short Duration Municipal Bond Fund	Travis Bates	13 RICs 4 other accounts	$7.69 billion $0.51 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$2.55 billion $16.54 million	None	None
	Douglas Rangel	13 RICs 6 other accounts	$7.69 billion $43.59 million	None	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending October 31 – Information is as of October 31, 2024, unless otherwise noted
Intermediate Duration Municipal Bond Fund	Travis Bates(f)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$1.19 billion $17.51 million	None	$10,001 – $50,000(a) $10,001 – $50,000(b)
	Douglas Rangel	7 RICs 6 other accounts	$1.60 billion $51.28 million	None	None
MA Intermediate Municipal Bond Fund	Travis Bates(f)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$2.68 billion $17.51 million	None	$100,001 – $500,000(a)
	Douglas Rangel	7 RICs 6 other accounts	$3.09 billion $51.28 million	None	None
NY Intermediate Municipal Bond Fund	Travis Bates(f)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$2.66 billion $17.51 million	None	None
	Douglas Rangel	7 RICs 6 other accounts	$3.07 billion $51.28 million	None	None
Select Global Equity Fund	David Dudding	5 PIVs 10 other accounts	$7.92 billion $2.73 billion	1 other account ($1.77 B)	None(c)	Columbia Management	Threadneedle
	Alex Lee	6 PIVs 9 other accounts	$5.43 billion $1.16 billion	1 other account ($229.71 M)	None(c)
Seligman Global Technology Fund	Christopher Boova	2 RICs 6 other accounts	$733.95 million $8.90 million	None	None	Columbia Management	Columbia Management– Tech Team
	Sanjay Devgan	2 RICs 96 other accounts	$13.49 billion $39.54 million	None	$10,001 – $50,000(a)
	Vimal Patel	3 RICs 1 PIV 98 other accounts	$14.03 billion $1.07 billion $703.42 million	None	$100,001 – $500,000(a)
	Shekhar Pramanick	3 RICs 98 other accounts	$14.03 billion $46.78 million	None	None
	Sanjiv Wadhwani	1 RIC 6 other accounts	$196.61 million $4.54 million	None	None
	Paul Wick	3 RICs 3 PIVs 101 other accounts	$14.03 billion $2.38 billion $2.09 billion	2 PIVs ($1.31 B) 2 other accounts ($1.33 B)	None
Statement of Additional Information – January 1, 2026

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Strategic CA Municipal Income Fund	Travis Bates(f)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(d)	8 RICs 6 other accounts	$3.15 billion $48.79 million	None	None
	Shannon Rinehart	5 RICs 7 other accounts	$5.03 billion $1.31 million	None	None
Strategic NY Municipal Income Fund	Travis Bates(f)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(f)	8 RICs 6 other accounts	$3.15 billion $48.79 million	None	None
	Shannon Rinehart	5 RICs 7 other accounts	$5.24 billion $1.31 million	None	None
For Funds with fiscal year ending December 31 – Information is as of December 31, 2024, unless otherwise noted
Real Estate Equity Fund	Alban Lhonneur	1 RIC 6 PIVs	$259.63 million $2.02 billion	4 PIVs ($1.64 B)	None(c)	Columbia Management	Thames River Capital
	Daniel Winterbottom	1 RIC 3 PIVs	$259.63 million $402.93 million	2 PIVs ($335.43 M)	None(c)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
Excludes any notional investments.
(b)
Notional investments through a deferred compensation account.
(c)
The Fund is available for sale only in the U.S. The portfolio manager does not reside in the U.S. and therefore does not hold any shares of the Fund.
(d)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2025.
(e)
The Fund commenced operations on June 2, 2025; reporting information is provided as of February 28, 2025.
(f)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2025.
(g)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of June 30, 2025.
(h)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of July 31, 2025.
(i)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of August 31, 2025. MidOcean is expected to begin managing a portion of the Fund in the first quarter of 2026.
(j)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2025.
Potential Conflicts of Interest

AlphaSimplex: AlphaSimplex and its investment personnel provide investment management services to multiple portfolios for multiple clients. AlphaSimplex may purchase or sell securities for one client portfolio and not another client portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. In addition, client account structures may have fee structures, such as performance-based fees, that differ. The firm has adopted and implemented a Statement of Policy and Procedures Regarding Allocation Among Investment Advisory Clients intended to address conflicts of interest relating to the management of multiple accounts, including accounts with multiple fee arrangements, and the allocation of investment opportunities. AlphaSimplex reviews investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably. The performance of similarly managed accounts is also regularly compared to determine whether there are any unexplained significant discrepancies. Finally, AlphaSimplex has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. The implementation of these procedures is monitored by AlphaSimplex’s Chief Compliance Officer.

In addition, AlphaSimplex is aware of the potential for a conflict of interest in cases where AlphaSimplex, a related person or any of their employees, buys or sells securities recommended by AlphaSimplex to the clients. AlphaSimplex, in recognition of its fiduciary obligations to its clients and its desire to maintain its high ethical standards, has adopted a Code
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of Ethics containing provisions designed to prevent improper personal trading, identify conflicts of interest and provide a means to resolve any actual or potential conflict in favor of the client. AlphaSimplex requires all employees to obtain preclearance of personal securities transactions (other than certain exempted transactions as set forth in the Code of Ethics).
American Century: Certain conflicts of interest may arise in connection with American Century’s management of client portfolios with different investment strategies. Potential conflicts can include, for example, one investment strategy buying or selling a security while another has a different, potentially opposite, position in the same security. This may include one investment strategy taking a short position in the security of an issuer that is held long in another investment strategy (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities across client portfolios, which are discussed in more detail below. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Management of American Century’s client portfolios is organized according to investment discipline and investment strategy. Investment disciplines include, for example, Disciplined Equity, Global Growth Equity (both U.S. and Global/Non-U.S.), Global Value Equity, Global Fixed Income, Multi-Asset Strategies, American Century Rules-Based ETF strategies, Avantis Investors strategies, and Private Investments. Within each investment discipline are one or more portfolio teams responsible for managing specific investment strategies, such as U.S. Disciplined Core Value, U.S. Small Cap Value, U.S. Large Cap Growth, Emerging Markets Equity and U.S. Core Fixed Income. In some cases, a portfolio manager or team may be responsible for managing (or assisting in managing) multiple investment strategies within or across investment disciplines. Generally, client portfolios with similar investment strategies are managed by the same portfolio management team using similar investment objectives, approaches and philosophies. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across client portfolios with similar investment strategies, which minimizes the potential for conflicts of interest. In addition, American Century maintains information barriers that restrict portfolio management teams within an investment discipline from having access to information regarding security positions, orders or transactions in client portfolios or investment strategies in other investment disciplines. If a portfolio manager or team manages or assists in managing an investment strategy in another investment discipline, that portfolio manager or team will only have access to information relating to that investment strategy and not other investment strategies within that investment discipline. The information barriers are intended to aid in preventing the misuse of portfolio holdings information or trading activity in other investment disciplines. Portfolio managers or teams that manage (or assist in managing) investment strategies across investment disciplines will not allow their access to portfolio holdings and/or trading information in one investment discipline to in any way impact decisions they make for client portfolios in other investment disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex, portfolio teams are responsible for executing fixed income trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.
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Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

AQR: Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR, or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity (“Proprietary Accounts”). Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts (including for the purposes of this discussion, Proprietary Accounts), on the other. The other accounts might have similar investment objectives or strategies as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades. A potential conflict of interest exists where portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

A number of potential conflicts of interest may arise as a result of AQR’s or the portfolio manager’s management of a number of accounts with similar investment strategies. Often, an investment opportunity may be suitable for both the Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. In circumstances where the amount of total exposure to a strategy or investment type across accounts is, in the opinion of AQR, capacity constrained, the availability of the strategy or investment type for the Fund and other accounts may be reduced in AQR’s discretion. The Fund may therefore have reduced exposure to a capacity constrained strategy or investment type, which could adversely affect the Fund's return. AQR is not obligated to allocate capacity pro rata and may take its financial interests into account when allocating capacity among the Fund and other accounts. Among other things, capacity constraints in a particular strategy or investment type could cause the Fund to close to all or certain new investors.

Another conflict could arise where different account guidelines and/or differences within particular investment strategies lead to the use of different investment practices for portfolios with a similar investment strategy. AQR will not necessarily purchase or sell the same instruments at the same time or in the same direction (particularly if different accounts have different strategies), or in the same proportionate amounts for all eligible accounts (particularly if different accounts have materially different amounts of capital under management, different amounts of investable cash available, different investment restrictions, or different risk tolerances). As a result, although AQR manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account. AQR may, from time to time, implement new trading strategies or participate in new trading strategies for some but not all accounts, including the Fund. Strategies may not be implemented in the same manner among accounts where they are employed, even if the strategy is consistent with the objectives of such accounts. In certain circumstances, investment opportunities that are in limited supply and/or have limited return potential in light of administrative costs of pursuing such investments (e.g., IPOs) are only allocated to accounts where the given opportunity is more closely aligned with the applicable strategy and/or trading approach.

Whenever decisions are made to buy or sell investments by the Fund and one or more other accounts simultaneously, AQR or the portfolio manager may aggregate the purchases and sales of the investments and will allocate the transactions in a manner that it believes to be equitable under the circumstances. To this end, AQR has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts or the Fund may not be allocated the full amount of the investments sought to be traded. These aggregation and allocation policies could have a detrimental effect on the price or amount of the investments available to the Fund from time to time. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for one or more funds.

To the extent that the Fund holds interests in an issuer that are different (or more senior or junior) than, or potentially adverse to, those held by other accounts, AQR may be presented with investment decisions where the outcome would benefit one account and would not benefit or would harm the other account. This may include, but is not limited to, an account investing in a different security of an issuer’s capital structure than another account, an account investing in the
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same security but on different terms than another account, an account obtaining exposure to an investment using different types of securities or instruments than another account, an account engaging in short selling of securities that another account holds long, an account voting securities in a different manner than another account, and/or an account acquiring or disposing of its interests at different times than another account. This could have a material adverse effect on, or in some instances could benefit, one or more of such accounts, including accounts that are affiliates of AQR, accounts in which AQR has an interest, or accounts which pay AQR higher fees or a performance fee. These transactions or investments by one or more accounts could dilute or otherwise disadvantage the values, prices, or investment strategies of such accounts. When AQR, on behalf of an account, manages or implements a portfolio decision ahead of, or contemporaneously with, portfolio decisions of another account, market impact, liquidity constraints, or other factors could result in such other account receiving less favorable pricing or trading results, paying higher transaction costs, or being otherwise disadvantaged. In addition, in connection with the foregoing, AQR, on behalf of an account, is permitted to pursue or enforce rights or actions, or refrain from pursuing or enforcing rights or actions, with respect to a particular issuer in which action could materially adversely affect such other account.

In addition, when the Fund and other accounts hold investments in the same issuer (including at the same place in the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs or other activities related to its investment in the issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as other accounts in the same or similar situations even if AQR believes it would be in the Fund's best economic interests to do so. The Fund may be prohibited by applicable law from investing in an issuer (or an affiliate) that other accounts are also investing in or currently invest in even if AQR believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with issuers that AQR considers to be at risk of default and restructuring or work-outs with debt holders, which may include the Fund and other accounts. In some cases, to avoid the potential of future prohibited transactions, AQR may avoid allocating an investment opportunity to the Fund that it would otherwise recommend, subject to AQR’s then-current allocation policy and any applicable exemptions.

In certain circumstances, AQR may be restricted from transacting in a security or instrument because of material nonpublic information received in connection with an investment opportunity that is offered to AQR. In other circumstances, AQR will not participate in an investment opportunity to avoid receiving material nonpublic information that would restrict AQR from transacting in a security or instrument. These restrictions may adversely impact the Fund's performance.

AQR and the Fund's portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, as they may have an incentive to favor accounts with the potential for greater fees. For instance, the entitlement to a performance fee in managing one or more accounts may create an incentive for AQR to take risks in managing assets that it would not otherwise take in the absence of such arrangements. Additionally, since performance fees reward AQR for performance in accounts which are subject to such fees, AQR may have an incentive to favor these accounts over those that have only fixed asset-based fees, such as the Fund, with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Fund and other accounts and that are designed to ensure that all accounts, including the Fund, are treated fairly and equitably over time.

Arrowstreet: Arrowstreet offers institutional investors a select range of equity investment strategies: long-only, alpha extension and long/short.

Arrowstreet’s investment strategies are managed by a cohesive investment team. Individual strategies are not managed by individual investment professionals but rather all strategies are managed by the same team of investment professionals. This team approach to trading is designed to ensure that all research ideas and opinions are shared at the same time among all accounts without systematically favoring any one account over another. Arrowstreet manages a large number of client accounts and, as a result, potential conflicts of interest may arise from time to time. As a result, Arrowstreet has established a number of policies and procedures designed to mitigate and/or eliminate potential conflicts. Arrowstreet has established policies and procedures with respect to trade execution, aggregation and allocation. In addition, Arrowstreet maintains a comprehensive code of ethics addressing potential conflicts that could arise between Arrowstreet and its employees and its clients.

Arrowstreet believes that its policies and procedures are reasonably designed to address potential conflicts of interest.

Baillie Gifford: In addition to managing the Fund, individual portfolio managers are commonly responsible for managing other registered investment companies, other pooled investment vehicles and/or other accounts. These other accounts may have similar investment strategies to the Fund. Potential conflicts between the portfolio management of the Fund and the
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portfolio manager’s other accounts are managed by Baillie Gifford using allocation policies and procedures, and internal review processes. Baillie Gifford has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Boston Partners: Boston Partners owes its clients a duty of loyalty and monitors situations in which the interests of its advisory clients may be in conflict with its own interests. Boston Partners identifies business practices that may cause a conflict of interest between it and its clients, discloses such conflicts of interest to clients and develops reasonable procedures to mitigate such conflicts.

Boston Partners has identified the following potential conflicts of interest and the measures it uses to address these matters:

Equitable Treatment of Accounts
Boston Partners recognizes that potential conflicts may arise from the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds and separately managed accounts of individuals and institutional investors. Where Boston Partners’ separately managed accounts are charged performance fees, portfolio managers may be inclined to take investment risks that are outside the scope of such client’s investment objectives and strategy. In addition, since Boston Partners’ private investment funds charge performance fees and share those fees with portfolio managers, such portfolio managers may also be inclined to take additional investment risks. Boston Partners maintains a Trade Allocation and Aggregation Policy as well as a Simultaneous Management Policy to ensure that client accounts are treated equitably. The Compliance Department (“CD”) reviews allocations and dispersion regularly, and accounts within the same strategy are precluded from simultaneously holding a security long and short. There are certain circumstances that would permit a long/short portfolio to take a contra position in a security that is held in another strategy. This happens very infrequently and the contra position is generally not related to the fundamental views of the security (i.e., – initiating a long position in a security at year-end to take advantage of tax-loss selling as a short-term investment, or initiating a position based solely on its relative weight in the benchmark to manage investment risk). However, in certain situations, the investment constraints of a strategy, including but not limited to country, region, industry or benchmark, may result in a different investment thesis for the same security. Each situation is fully vetted and approved by the firm’s Chief Investment Officer or his designee. Risk Management performs periodic reviews to ensure the product complies with the investment strategy and defined risk parameters.

Furthermore, since Boston Partners charges a performance fee on certain accounts, and in particular these accounts may receive “new issues” allocations, Boston Partners has a conflict of interest in allocating new issues to these accounts. Boston Partners maintains an IPO Allocation Policy and the CD assists in, and/or reviews, the allocation of new issues to ensure that IPOS are being allocated among all eligible accounts in an equitable manner.

Utilizing Brokerage to Advantage Boston Partners
Boston Partners does not place trades through affiliated brokers. Securities trades are executed through brokerage firms with which Boston Partners maintains other advantageous relationships, such as soft dollars. In these cases, the broker may expect commission business in return. Boston Partners has established a Trade Management Oversight Committee to evaluate brokerage services and to review commissions paid to brokers. In addition, Boston Partners maintains a Best Execution Policy and a Soft Dollar Policy to assist in its monitoring efforts. Boston Partners also identifies affiliates of the investment companies for which it acts as investment adviser or subadviser to ensure it is trading in accordance with applicable rules and regulations.

Directed Brokerage
Boston Partners faces an inherent conflict since it is in a position to direct client transactions to a broker or dealer in exchange for distribution capacity. Boston Partners maintains policies which prohibit its traders from considering a broker-dealer’s distribution capacity for promoting or selling Boston Partners’ separate account services, mutual funds, or proprietary funds (collectively, “Boston Partners’ Services”) during the broker selection process. Nor will Boston Partners compensate any broker either directly or indirectly by directing brokerage transactions to that broker for consideration in selling Boston Partners’ Services.

Mixed Use Allocations and Use of Soft Dollars to Benefit Adviser
Soft dollar services which have a “mixed use” allocation present a conflict of interest when determining the allocation between those services that primarily benefit Boston Partners’ clients and those that primarily benefit Boston Partners. In addition, a conflict of interest exists when Boston Partners uses soft dollars to pay expenses that would normally be paid by Boston Partners. Boston Partners has developed soft dollar policies which require it to make a good faith allocation of “mixed use” services and to document its analysis. In addition, the CD reviews all requests for soft dollars to ensure inclusion under the safe harbor of Section 28(e) of the Exchange Act.
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Trade Errors
A conflict arises when an investment adviser requests a broker/dealer to absorb the cost of a trade error in return for increased trading and/or commissions. Boston Partners prohibits correcting a trade error for any quid pro quo with a broker and has procedures for the proper correction of trade errors.

Principal Transactions
A principal transaction occurs when an investment adviser, acting for the account of itself or an affiliate buys a security from, or sells a security to a client. An inherent conflict of interest exists since an adviser has an opportunity to transfer unwanted securities from its account to a client's account, sell securities to a client’s account at prices above the market, or transfer more favorably priced securities from a client account to its account. Boston Partners generally does not permit the selling of a security from one client account and the purchasing of the same security in another client account if Boston Partners has a principal interest in one of the accounts at the time of the transaction. Additionally, Boston Partners requires that clients give consent by signing subscription agreements to purchase a pooled investment vehicle in which Boston Partners or a related entity has an interest.

Cross Trades
Cross transactions between clients create an inherent conflict of interest because Boston Partners has a duty to obtain the most favorable price for both the selling client and the purchasing client. Boston Partners generally does not engage in cross trading, however Boston Partners has procedures to ensure that any cross trade is in the best interests of all clients.

Affiliated Investments
Potential conflicts exist if Boston Partners directs client investments into affiliated vehicles in order to increase the size of these vehicles and thereby increase its compensation by (a) lowering overall expenses of the vehicle, some of which Boston Partners may have responsibility for; (b) permitting greater marketing of the vehicle which will generate greater fee revenue for Boston Partners; or (c) allowing Boston Partners or an affiliate to redeem its investment capital in such vehicle. To mitigate any detriment to the client, Boston Partners has product suitability procedures and will obtain a client’s consent prior to investing client assets in an affiliated vehicle.

Proprietary Trading Opportunities
Employees are in a position to take investment opportunities for themselves or Boston Partners before such opportunities are executed on behalf of clients. Employees have a duty to advance Boston Partners’ client interests before Boston Partners interests or their personal interests. Boston Partners must assure that employees do not favor their own or Boston Partners’ accounts. The Code of Ethics (“the Code”) includes procedures on ethical conduct and personal trading, including preclearance and blackout procedures, to which all employees are subject.

Insider Trading/Non-Public Information
Employees are in a position to learn material nonpublic information. Such employees are in a position to trade in their personal accounts on such information, to the potential disadvantage of client accounts. The Code addresses insider trading including permissible activities. Employees certify, at least annually, that they are in compliance with the Code.

Boston Partners periodically discusses securities which may be held in client accounts with external investment professionals when sourcing and analyzing investment ideas. These discussions may include but are not limited to economic factors, market outlook, sector and industry views, and general and/or specific information regarding securities. Discussion of specific securities creates a conflict which could disadvantage Boston Partners’ clients if the external parties were to act upon this information, including but not limited to front-running and scalping either particular securities or numerous securities in a similar sector to the extent such information is known about Boston Partners’ holdings. Boston Partners has policies prohibiting discussion of client investments for non-business purposes and has outlined permissible activities as well as certain other prohibitions when sourcing investment ideas for business purposes.

Value-Added Investors
A senior executive from a public company or a private company that is a hedge fund, broker-dealer, investment adviser, or investment bank, (collectively, “VAIs”), may invest in Boston Partners’ private funds. A conflict exists if Boston Partners invests in companies affiliated with a VAI or if a VAI who works at a private company provide material non-public information to Boston Partners or vice versa. Both of these conflicts raise issues with respect to information sharing. Boston Partners has procedures to: i) identify these individuals through its annual outside businesses questionnaire, its annual compliance questionnaire, review of new account start-up documents, and its 5130 and 5131 questionnaires, and ii) monitor conflicts these persons present through its pre-trade compliance system and/or email surveillance.

Selective Disclosure
Selective disclosure occurs when material information is given to a single investor, or a limited group of investors, and not
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to all investors at the same time. This practice may allow one set of investors to profit on undisclosed information prior to giving others the same opportunity. In order to prevent this conflict of interest, Boston Partners has procedures regarding the dissemination of account holdings.

Valuation of Client Accounts
Because Boston Partners calculates its own advisory fees, it has an incentive to over-value such accounts to either increase the fees payable by the client, or to conceal poor performance for an incentive fee. Boston Partners has several safeguards in place to mitigate this conflict. Boston Partners has a policy for the valuation of securities. Boston Partners’ Operations Department (“Operations”) reconciles cash, assets, and prices for all client accounts with the client’s custodian bank’s records on a monthly basis. Finally, as part of Boston Partners annual financial review, external auditors review a sample of client fee invoices.

Representing Clients
At times, clients may request Boston Partners represent their interests in class action litigation, bankruptcies or other matters. Boston Partners’ expertise lies in investment management and has an inherent conflict of interest if cast in any other role. When possible, Boston Partners’ investment management agreements include provisions that Boston Partners will not act on behalf of the client in class actions, bankruptcies or matters of litigation.

Outside Business Activities
An employee’s outside business activities may conflict with the employee’s duties to Boston Partners and its clients. Boston Partners requires all employees to disclose any outside employment to the CD, who, in conjunction with the employee’s supervisor and the Director of HR, will identify any potential conflicts. In the event that a resolution to the conflict cannot be reached, the employee may be asked to terminate either his outside employment or his position with Boston Partners.

Business Gifts and Entertainment
Boston Partners employees periodically give or receive gifts from clients. Boston Partners employees host clients or receive entertainment provided by a client. Such gifts or entertainment may be considered efforts to gain unfair advantage. Boston Partners maintains a gifts and entertainment policy and has developed a “Q&A” guide for employees regarding certain types of gifts and entertainment. Generally, employees are not permitted to give or receive gifts of more than $100 in value, per person, per year. Entertainment that is normal or customary in the industry is considered appropriate. Employees should consult the CD if they are unsure about a particular gift or value of entertainment.

Illegal or Unethical Behavior
Unethical or illegal conduct by employees damages Boston Partners’ ability to meet its fiduciary duties to clients. Employees are required to report to management any actual or suspected illegal or unethical conduct on the part of other employees of which they become aware or any situations in which they are concerned about the “best course of action.” In addition, employees are required to certify annually that they are in compliance with this Manual. Regardless of whether a government inquiry occurs, Boston Partners views seriously any violation of this Manual. Disciplinary sanctions may be imposed on any employee committing a violation of this Manual.

Proxy Voting
Boston Partners’ proxy voting authority for its clients, puts it in a position where its interests may conflict with the best interests of its clients when determining how to vote. Boston Partners has a proxy voting policy and has engaged an outside vendor to execute proxies according to this policy. Boston Partners has a procedure to handle conflicts of interest which may arise in voting client securities.

Consulting Relationships
Boston Partners may purchase software, educational programs and peer group information from consulting firms that represent Boston Partners clients. Due to the lack of payment transparency, these relationships could give rise to improper activity on the part of the investment adviser or the consultant. Products purchased from consultants must serve a legitimate need for Boston Partners’ business and may not be acquired to influence a consultant’s recommendation of Boston Partners.

Causeway: The portfolio managers who subadvise a portion of the assets of the Fund also manage their own personal accounts and other accounts, including accounts for corporations, pension plans, public retirement plans, sovereign wealth funds, superannuation funds, Taft-Hartley pension plans, endowments and foundations, mutual funds and other collective investment vehicles, charities, private trusts and funds, wrap fee programs, and other institutions (collectively, “Other Accounts”). In managing certain of the Other Accounts, the portfolio managers employ investment strategies similar to those used in subadvising a portion of the Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher or lower management fee rates than the Fund or pay performance-based fees to Causeway. Causeway is the investment adviser and sponsor of a number of mutual funds:
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Causeway International Value Fund, Causeway Global Value Fund, Causeway Emerging Markets Fund, Causeway International Opportunities Fund, and Causeway International Small Cap Fund (together, the “Causeway Mutual Funds”). Causeway also sponsors and manages certain other comingled vehicles in its international value equity strategy that are offered to institutional investors. Most of the portfolio managers have personal investments in one or more Causeway Funds. Ms. Ketterer and Mr. Hartford each holds (through estate planning vehicles) a controlling voting interest in Causeway’s parent holding company and Messrs. Eng, Muldoon, Valentini, and Ms. Lee (directly or through estate planning vehicles) have minority ownership interests in Causeway’s parent holding company.
Actual or potential conflicts of interest arise from the portfolio managers’ management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs and new issues) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

Columbia Management: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Investment Manager and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.
The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts, such as the Investment Manager’s hedge funds, that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor accounts that pay higher fees, including performance fee accounts, such that the portfolio manager may have an incentive to allocate attractive investments disproportionately to performance fee accounts.
Similar conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. When the Investment Manager determines it necessary or appropriate in order to ensure compliance with restrictions on joint transactions under the 1940 Act, a Fund may not be able to invest in privately-placed securities in which other accounts advised by the Investment Manager using a similar style, including performance fee accounts, are able to invest, even when the Investment Manager believes such securities would otherwise represent attractive investment opportunities. As a general matter and subject to the Investment Manager’s Code of Ethics and certain limited exceptions, including for investments in the Investment Manager’s hedge funds, the Investment Manager’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those Funds and/or accounts. The effects of this potential conflict may be more pronounced where Funds and/or accounts managed by a particular portfolio manager have different investment strategies.
A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.
A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold. The Investment Manager and its Participating Affiliates may coordinate their trading operations for certain types of securities and transactions pursuant to personnel-sharing agreements or similar intercompany arrangements. However, typically the Investment Manager does not coordinate trading activities with a Participating Affiliate with respect to accounts of that Participating Affiliate unless such Participating Affiliate is also providing trading services for accounts managed by the Investment Manager. Similarly, a Participating Affiliate typically does not coordinate trading activities with the Investment Manager with respect to accounts of the Investment Manager unless the Investment Manager is also providing trading services for accounts managed by such Participating Affiliate. As a result, it is possible that the Investment Manager and its Participating Affiliates may trade in the same instruments at the same time, in the same or opposite direction or in different sequence, which could negatively impact the prices paid by the Fund on such instruments. Additionally, in circumstances where trading services are being provided on a coordinated basis for the Investment Manager’s accounts (including the Funds) and the accounts of one or more
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Participating Affiliates in accordance with applicable law, it is possible that the allocation opportunities available to the Funds may be decreased, especially for less actively traded securities, or orders may take longer to execute, which may negatively impact Fund performance.
“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Investment Manager are to be made at a current market price, consistent with applicable laws and regulations.
Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.
To the extent a Fund invests in underlying funds, a portfolio manager will be subject to the potential conflicts of interest described in Potential Conflicts of Interest – Columbia Management – FOF (Fund-of-Funds) below.
A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Investment Manager and its affiliates.
In addition, a portfolio manager’s responsibilities may include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.
Columbia Management – IB: Management of the Income Builder Fund-of-Funds differs from that of the other Funds. The portfolio management process is set forth generally below and in more detail in the Fund’s prospectus.
The Investment Manager uses quantitative models combined with qualitative factors to determine the Fund’s allocations to the underlying funds. Using these methodologies, a group of the Investment Manager’s investment professionals allocates the Fund’s assets within and across different asset classes in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital. The Fund will typically be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve each Fund’s objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.
Because of the structure of funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:
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In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Fund-of-Funds, and could influence the allocation of fund-of-funds assets to or away from the underlying funds that they manage.
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The Investment Manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.
The Investment Manager monitors the performance of the underlying funds and may, from time to time, recommend to the Board of Trustees of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, the Investment Manager may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.
Statement of Additional Information – January 1, 2026

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Investment Manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.

Columbia Management – FoF (Fund-of-Funds): Management of funds-of-funds differs from that of the other Funds. The portfolio management process is set forth generally below and in more detail in the Funds’ prospectus.
Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund’s allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund’s allocation among the underlying funds.
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Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other Funds.
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The Investment Manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.
In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Investment Manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
To the extent a fund-of-funds invest in securities and instruments other than other Funds, the portfolio manager is subject to the potential conflicts of interest described in Potential Conflicts of Interest – Columbia Management above.
A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the Investment Management activities of the Investment Manager and its affiliates.

Conestoga: Like other investment professionals with multiple clients, portfolio managers may face certain potential conflicts of interest in connection with managing both the portion of the Fund’s assets allocated to Conestoga (Conestoga’s Sleeve) and other accounts at the same time. Conestoga has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that Conestoga’s portfolio managers face in this regard. Certain of those conflicts of interest are summarized below.
The management of accounts with different advisory or sub-advisory fee rates and/or fee and expense structures may raise certain potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee, or higher profit margin accounts.
Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.
A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for a fund. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits among Conestoga’s Sleeve and the other accounts the portfolio manager manages.
A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Conestoga’s Sleeve and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of Conestoga’s Sleeve as well as other accounts, the Conestoga’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to Conestoga’s Sleeve or the Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.
Statement of Additional Information – January 1, 2026

“Cross trades,” in which a portfolio manager sells a particular security held by Conestoga’s Sleeve to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Conestoga has adopted compliance procedures that provide that any transactions between the Fund and another account managed by Conestoga are to be made at a current market price, consistent with applicable laws and regulations.
Another potential conflict of interest may arise based on the different investment objectives and strategies of Conestoga’s Sleeve and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for Conestoga’s Sleeve that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for Conestoga’s Sleeve, even though it could have been bought or sold for Conestoga’s Sleeve at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security. There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Fund.
The portfolio manager(s) also may have other potential conflicts of interest in managing Conestoga’s Sleeve, and the description above is not a complete description of every conflict that could exist in managing Conestoga’s Sleeve and other accounts. Many of the potential conflicts of interest to which the Conestoga’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of Conestoga or other subadvisers of the Fund.

Crabel: Crabel provides investment management services to multiple clients across multiple trading programs. The firm’s clients include commodity pools, registered investment companies, separately managed accounts, and other pooled investment vehicles. Crabel employees may also trade for their own personal trading accounts. A fundamental policy of the firm is to identify and mitigate conflicts that impact Crabel’s business, with a guiding principle that the firm owes a fiduciary duty to act in the best interests of its clients. There are a variety of conflicts of interest in operating its business, which Crabel addresses in its adopted Compliance Manual and a variety of policy statements. Crabel believes its adopted policies and procedures (e.g., code of ethics, valuation, trade allocation, and privacy) are reasonably designed to provide oversight when acting on behalf of multiple clients. Oversight is provided by the firm’s Compliance department, as well as senior management, various business departments, internal committees, and the firm’s Management Committee.

With respect to the allocation of investment opportunities, Crabel adopted a trade allocation policy reasonably designed to ensure the allocation of fills is fair and equitable across multiple clients that trade the same investment strategy. There is no discretion on a trade by trade basis to decide how a trade is allocated; rather Crabel utilizes random allocation algorithms to allocate fills to accounts.

As a systematic, algorithmic trading firm, Crabel has implemented various internal controls that are designed to prevent Crabel’s employees from taking inappropriate risk. Trading models are systematically implemented through Crabel’s algorithmic execution platform, with the majority of Crabel’s trading being automated. Only a limited number of senior staff in the Research department are authorized to add a trading model. No discretion is taken with the firm’s systematic trading approach. Crabel’s automated trading platform was designed with multiple redundancies to prevent errant trade executions and limits are set with brokers to provide initial oversight of trade activity. Oversight of performance, slippage, and trading models is intended to minimize the risk of employees acting outside of their given latitude.
Diamond Hill: The portfolio managers are also responsible for managing other account portfolios in addition to the respective Fund that they manage. Management of other accounts in addition to the Fund can present certain conflicts of interest, including those associated with different fee structures, various trading practices, and the amount of time the portfolio managers may spend on other accounts versus the respective fund they manage. Diamond Hill has implemented specific policies and procedures to address any potential conflicts.
Performance Based Fees
Diamond Hill manages certain accounts for which part of its fee is based on the performance of the account/fund (“Performance Fee Accounts”). As a result of the performance-based fee component, Diamond Hill may receive additional revenue related to the Performance Fee Accounts. None of the portfolio managers receive any direct incentive compensation related to their management of the Performance Fee Accounts; however, revenues from Performance Fee Accounts management will impact the resources available to compensate portfolio managers and all staff.
Statement of Additional Information – January 1, 2026

Trade Allocation
Diamond Hill manages numerous accounts in addition to the Fund. When the Fund and another of Diamond Hill’s clients seek to purchase or sell the same security at or about the same time, Diamond Hill may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for the Fund because of increased volume of the transaction. However, when another Diamond Hill client specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, Diamond Hill has adopted a trade allocation policy in which all trade orders occurring simultaneously among the Fund and one or more other accounts where Diamond Hill has the discretion to choose the execution broker are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed in random order, through the portfolio management software. When a trade is partially filled, the number of filled shares is allocated on a pro-rata basis to the appropriate client accounts. Trades are not segmented by investment product.
Personal Security Trading by the Portfolio Managers
Diamond Hill has adopted a Code of Ethics designed to: (1) demonstrate Diamond Hill’s duty at all times to place the interest of clients and Fund shareholders first; (2) align the interests of the portfolio managers with clients and Fund shareholders, and (3) mitigate inherent conflicts of interest associated with personal securities transactions. The Code of Ethics prohibits all employees of Diamond Hill from purchasing any individual equity or most fixed income securities that are eligible to be purchased by client portfolios. The Code of Ethics also prohibits the purchase of third-party mutual funds in the primary Morningstar categories with which Diamond Hill competes. As a result, each of the portfolio managers are significant owners in the Diamond Hill strategies, thus aligning their interest with clients.
Best Execution and Research Services
Diamond Hill has controls in place for monitoring trade execution in client accounts, including reviewing trades for best execution. Certain broker-dealers that Diamond Hill uses to execute client trades are also clients of Diamond Hill and/or refer clients to Diamond Hill creating a conflict of interest. To mitigate this conflict, Diamond Hill adopted a policy that prohibits it from considering any factor other than best execution when a client trade is placed with a broker-dealer.
Receipt of research from brokers who execute client trades involves conflicts of interest. Since Diamond Hill uses client brokerage commissions to obtain research, it receives a benefit because it does not have to produce or pay for the research, products, or services itself. Consequently, Diamond Hill has an incentive to select or recommend a broker based on its desire to receive research, products, or services rather than a desire to obtain the most favorable execution. Diamond Hill attempts to mitigate these potential conflicts through oversight of the use of commissions by its Best Execution Committee.
Hotchkis & Wiley: The Portfolio is managed by Hotchkis & Wiley’s investment team (Investment Team). The Investment Team also manages institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The Investment Team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. Hotchkis & Wiley also provides model portfolio investment recommendations to sponsors without execution or additional services. The timing of model delivery recommendations will vary depending on the contractual arrangement with the program Sponsor. As a result, depending on the program arrangement and circumstances surrounding a trade order, Hotchkis & Wiley’s discretionary clients may receive prices that are more favorable than those received by a client of a program Sponsor or vice versa.
Hotchkis & Wiley may be restricted from purchasing more than a limited percentage of the outstanding shares of a company or otherwise restricted from trading in a company’s securities due to other regulatory limitations. If a company is a viable investment for more than one investment strategy, Hotchkis & Wiley has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably. Additionally, potential and actual conflicts of interest may also arise as a result of Hotchkis & Wiley’s other business activities and Hotchkis & Wiley’s possession of material non-public information about an issuer, which may have an adverse impact on one group of clients while benefiting another group. In certain situations, Hotchkis & Wiley will purchase different classes of securities of the same company (e.g. senior debt, subordinated debt, and or equity) in different investment strategies which can give rise to conflicts where Hotchkis & Wiley may advocate for the benefit of one class of security which may be adverse to another security that is held by clients of a different strategy. Hotchkis & Wiley seeks to mitigate the impact of these conflicts on a case by case basis. Hotchkis & Wiley utilizes soft dollars to obtain brokerage and research services, which may create a conflict of interest in allocating clients’ brokerage business. Research services may be used in servicing any or all of Hotchkis & Wiley’s clients (including model portfolio delivery clients) across all of the firm’s investment strategies, and may benefit certain client accounts more than others. Certain discretionary client accounts may also pay a less proportionate amount of commissions for research
Statement of Additional Information – January 1, 2026

services. If a research product provides both a research and a non-research function, Hotchkis & Wiley will make a reasonable allocation of the use and pay for the non-research portion with hard dollars. Hotchkis & Wiley will make decisions involving soft dollars in a manner that satisfies the requirements of Section 28(e) of the Securities Exchange Act of 1934.
Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay Hotchkis & Wiley performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for Hotchkis & Wiley to favor such accounts in making investment decisions and allocations, Hotchkis & Wiley has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings. Since accounts are managed to a target portfolio by the Investment Team, adequate time and resources are consistently applied to all accounts in the same investment strategy. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Conduct.
Jacobs Levy: Jacobs Levy and its investment personnel provide investment management services to multiple accounts, including the fund’s account. The Portfolio Managers, Bruce Jacobs and Ken Levy, jointly manage all Jacobs Levy-managed accounts with the support of the firm’s other investment professionals. Providing investment management services to multiple accounts simultaneously may give rise to certain potential conflicts of interest because accounts may have investment objectives and/or strategies that are similar to or different from those of the fund. Jacobs Levy may make investment decisions for certain accounts that are not necessarily consistent with the decisions made for other accounts. As such, performance among accounts (including the fund’s account) may differ. Conflicts may also arise in the allocation of transactions among client accounts with different fee arrangements and accounts in which the firm or the Portfolio Managers may have an ownership or financial interest.
Jacobs Levy is entitled to be paid performance-based compensation by certain accounts it manages. Jacobs Levy’s revenue may be increased by its receipt of performance-based fees. In addition, certain client accounts may have higher asset-based fees or more favorable performance-based compensation arrangements than other accounts. Jacobs Levy and the Portfolio Managers, whose compensation is derived primarily through their equity share in Jacobs Levy, may have an incentive to favor client accounts that pay the firm performance-based compensation or higher fees.
Jacobs Levy manages a number of proprietary accounts alongside client accounts. These proprietary accounts often invest in the same securities that Jacobs Levy recommends to or buys or sells for client accounts (including the fund’s account). Jacobs Levy typically aggregates trades for proprietary and client accounts. These proprietary accounts may have investment objectives and/or strategies which are similar to or different from those of the fund. Jacobs Levy may make investment decisions for proprietary accounts that are not necessarily consistent with the decisions made regarding client investments (including investments for the fund). As such, the performance of these proprietary accounts may differ from the performance of client accounts (including the fund’s account).
Jacobs Levy has adopted and implemented policies and procedures intended to address conflicts of interest relating to the management of multiple accounts. Jacobs Levy reviews statistical allocation reports periodically to determine whether accounts are treated, in its view, fairly. The performance of similarly managed accounts is also compared periodically to determine whether there are any unexplained significant discrepancies. In addition, Jacobs Levy has adopted procedures, which, in its view, are reasonably designed to create a fair and equitable allocation of investment opportunities over time among accounts.
Jacobs Levy provides model portfolios to one or more of its clients for which Jacobs Levy does not have investment discretion. Jacobs Levy executes trades for other clients whose accounts utilize the same investment strategy as the model(s). Since Jacobs Levy does not have discretion to execute trades for its model portfolio client(s), it is possible that trading based on the model portfolio will occur at the same or different times for Jacobs Levy’s discretionary clients and for its model portfolio client(s), and therefore that trading conducted for one client will impact the value at which the relevant securities trade for another client.
JPMIM: JPMIM and/or its affiliates (the Affiliates or JPMorgan) provide an array of discretionary and non-discretionary investment management services and products to institutional clients (including third-party registered investment companies (Funds)) and individual investors. The following describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding JPMorgan is set forth in JPMorgan’s Form ADV. A copy of Part 1 and Part 2A of JPMorgan’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Statement of Additional Information – January 1, 2026

Acting for Multiple Clients. The potential for conflicts of interest exists when portfolio managers manage a fund and other accounts with similar investment objectives and strategies as the fund (Other Accounts). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMIM’s and its Affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when Funds or Other Accounts engage in short sales of the same securities held by a Fund, JPMIM could be seen as harming the performance of a Fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Fund has also invested and these activities could have an adverse effect on the Fund. For example, if a Fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Fund invests may use the proceeds of the Fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.
Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a Fund. For example, this may occur when investment decisions for a Fund are based on research or other information that is also used to support portfolio decisions by JPMIM for Other Accounts following different investment strategies or by Affiliates in managing their clients’ accounts. When an Other Account or an account managed by an Affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged.
Investment opportunities that are appropriate for a Fund may also be appropriate for Other Accounts and there is no assurance the Fund will receive an allocation of all or a portion of those investments it wishes to pursue. JPMIM’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a Fund or invests in substantially similar assets as a Fund, creates an incentive for JPMIM to favor the account paying it the potentially higher fee, e.g., in placing securities trades.
JPMIM and its Affiliates, and any of their directors, partners, officers, agents or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or an Affiliate. JPMorgan and/or an Affiliate, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, an Affiliate or any of its employees may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or an Affiliate or its clients. JPMIM, its Affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.
Preferential Treatment. JPMIM receives more compensation with respect to certain Funds or Other Accounts than it receives with respect to a Fund, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMIM and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time and attention to the management of the Funds or accounts.
Statement of Additional Information – January 1, 2026

Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JPMorgan has an incentive to allocate trades or investment opportunities to certain accounts or Funds. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of securities in that offering. When JPMorgan serves as sub-adviser (or investment adviser) to an underlying Fund, as well as certain Funds-of-Funds, it faces certain potential conflicts of interest when allocating the assets of the sub-advised Funds-of-Fund among its underlying Funds. For example, JPMorgan has an incentive to allocate assets of the Fund-of-Funds to seed a new fund or to allocate to an underlying Fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.
Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude, a Fund from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the Fund’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a Fund that could be triggered based on the number of options written by JPMIM on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.
The goal of JPMIM and its Affiliates is to meet its fiduciary obligation with respect to all clients. JPMIM and its Affiliates have policies and procedures that seek to manage conflicts. JPMIM and its Affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its Affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JPMIM’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.
If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed-income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. JPMorgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM so that fair and equitable allocation will occur over time.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However JPMIM and its Affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM or its affiliates so that fair and equitable allocation will occur over time.
Loomis Sayles: Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio
Statement of Additional Information – January 1, 2026

manager has an interest. In addition, due to differences in the investment strategies or restrictions among the Funds and a portfolio manager’s other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Funds. Although such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts and may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time and resources, Loomis Sayles strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. Furthermore, Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s investment objective, investment guidelines and restrictions, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains Trade Aggregation and Allocation Policies and Procedures to mitigate the effects of these potential conflicts as well as other types of conflicts of interest. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises or that Loomis Sayles will treat all accounts identically. Conflicts of interest also arise to the extent a portfolio manager short sells a stock or otherwise takes a short position in one client account but holds that stock long in other accounts, including the Fund(s), or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures and Loomis Sayles’ Trade Aggregation and Allocation Policies and Procedures.

Los Angeles Capital: Los Angeles Capital has adopted policies and procedures, including brokerage and trade allocation policies and procedures, which the firm believes are reasonably designed to manage, monitor and prevent the firm from inappropriately favoring one account over another. Procedures adopted by Los Angeles Capital seek to treat all clients fairly and equally over time and to mitigate conflicts among accounts. Client accounts are managed independent of one another in accordance with client specific mandates, restrictions, and instructions as outlined in the investment management agreement, and such restrictions and instructions are monitored for compliance with the client’s investment guidelines.

Side-by-side management can result in investment positions or actions taken for one client account that differ from those taken in another client account, in situations where trades in one account closely precede transactions in the same securities in a different account, or in situations where clients receive different execution prices when trading the same security but at different times. Conversely, Los Angeles Capital could hold a long position in an account while at the same time taking a short position on the same issuer in another account. These situations occur due to differences in the risk and guideline constraints and exposures governing a client’s account in comparison to the other accounts managed by the Firm. In addition, as a result of the liquidity characteristics of the securities within certain strategies, larger accounts could require extended trading horizons and experience lower completion rates on orders, higher transaction costs, and reduced performance when compared to smaller accounts in the same strategy. Additionally, certain accounts, including Firm proprietary accounts, could trade more frequently than other accounts, creating more competition between and among client accounts, which can result in increased transaction costs, decreased liquidity in an investment, and/or impacts on the security price. These positions and actions can adversely affect or benefit different clients at different times.

The firm manages client accounts that have different investment strategies, objectives, restrictions, constraints, launch dates, and overlapping benchmark constituents. Given these customizations and differences, it is possible that Los Angeles Capital may be purchasing or holding a security for one account and simultaneously selling the same security for another account. However, simultaneously purchasing and selling the same security in the same account without the intent to take a bona fide market position (“wash trades”) is prohibited. Additionally, it is possible for the Firm to purchase or sell the same security for different accounts during the same trading day but at differing execution prices. The order of account rebalances may work on some occasions to the account’s advantage or disadvantage. Client accounts also have different account trading strategies that include, but are not limited to, varying the frequency and order of account rebalances (e.g. weekly, semi-monthly, monthly or quarterly), varying the grouping of accounts or markets to be traded within accounts on a particular day (e.g. trading U.S. accounts before global accounts or rotating weeks between strategies), varying account turnover, aggregating trades lists, aggregating specific names within trade lists, varying names traded as a block, using third-party algorithms, using limit-orders, and adjusting executing broker trade strategy instructions. Los Angeles Capital reserves the right to explore trading strategies, methods and processes to further its best execution mandate for client accounts. Given these customizations and differences, it is possible that Los Angeles Capital may be purchasing or holding a security for one account and simultaneously selling the same security for another account.

The decision as to which accounts participate in an investment opportunity will take into account, among other things, the quantitative model’s outlook on the account’s strategy, the account’s investment guidelines, and the account’s risk metrics. Orders are sent to the market simultaneously subject to prevailing market conditions, client flows, and liquidity.

While each client account is managed individually with trade allocation determined prior to placing each trade with the broker, Los Angeles Capital may, at any given time, purchase or sell the same security in a block that is allocated amongst multiple accounts. Los Angeles Capital will generally execute transactions for clients on an aggregate basis when it believes that to do so would allow it to obtain best execution and remain consistent with the account’s investment guidelines. As
Statement of Additional Information – January 1, 2026

such, the firm, from time to time, evaluates account trade lists for sizeable or potentially illiquid transactions that may be aggregated among concurrent account rebalances. There are a number of variables that can influence a decision to aggregate purchases or sales into a block, including but not limited to, order size, liquidity, client trading directives, regulatory limitations, round lot requirements, and cash flows. When there is decision making on whether to include or exclude certain accounts from a block transaction, there is always the potential for conflicts of interest. Furthermore, aggregation may operate on some occasions to the advantage of the account and on other occasions to the account’s disadvantage. Los Angeles Capital’s policies and procedures in allocating trades are structured to treat all clients fairly. Los Angeles Capital is not required to aggregate any particular trade. For example, an account with directed brokerage may not participate in certain block trades. The implementation of portfolio decisions is decided without consideration of the Firm’s (or any of its personnel’s) pecuniary investment, or other financial interests, including without consideration of the different fees or compensation the Firm receives from clients. Furthermore, Los Angeles Capital does not invest the assets of separately managed client accounts in commingled funds sponsored by Los Angeles Capital.

The firm’s strategies predominantly invest in liquid common stocks. Based on a variety of factors including the strategy, guidelines, risk metrics, and turnover goals, Los Angeles Capital determines the trading frequency for each account. Most accounts currently trade at least semi-monthly and others may trade more or less frequently depending on such things as turnover goals, market conditions and other factors unique to the strategy or markets in which they are invested.

Los Angeles Capital has designed a proprietary Brokerage Allocation Randomization system for objectively pairing which equity broker-dealer to use when executing an account’s transactions based on regional market eligibility/suitability characteristics, as well as perceived execution capability of the equity broker-dealer in such regional markets. The firm’s proprietary accounts using trading or portfolio management strategies that are utilized by other clients primarily invested in liquid, benchmark securities, may be traded in rotation with client accounts or on a particular day of the week depending on liquidity, size, and model constraints. The order of account rebalances may work on some occasions to the account’s advantage or disadvantage.

Los Angeles Capital’s portfolio managers manage accounts that are charged a performance-based fee alongside accounts in the same strategy with asset-based fee schedules. While performance-based fee arrangements may be viewed as creating an incentive to favor certain accounts over others in the allocation of investment opportunities, Los Angeles Capital has adopted policies and procedures that are reasonably designed to monitor and prevent the firm from inappropriately favoring one account over another. Management and performance fees inure to the benefit of the firm as a whole and not to specific individuals or groups of individuals. Further, Los Angeles Capital employs a quantitative investment process which utilizes the firm’s proprietary investment model technology to identify securities that will be used to construct a portfolio.

Los Angeles Capital has adopted a Code of Ethics that includes procedures on ethical conduct and personal trading and requires pre-clearance authorization from both the Trading and Compliance and Regulatory Risk Departments for certain personal security transactions. Nonetheless, because the Code of Ethics in some circumstances would permit employees to invest in the same securities as clients, there is a possibility that employees might benefit from market activity by a client in a security held by an employee. Employee trading is monitored under the Code of Ethics, and is designed to reasonably identify and prevent conflicts of interest between the firm and its clients.

Investment personnel of Los Angeles Capital or its affiliate may be permitted to be commercially or professionally involved with an issuer of securities. There is a potential risk that Los Angeles Capital personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Los Angeles Capital clients. Before engaging in any outside business activity, employees must obtain approval of the CCO as well as other personnel. Any potential conflicts of interest from such involvement are monitored for compliance with Los Angeles Capital’s Code of Ethics. The Code of Ethics also governs employees giving or accepting gifts and entertainment.

Manulife: When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager‘s responsibility for the management of the Fund as well as one or more other accounts. Manulife has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Manulife has structured their compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See ―Compensation of Portfolio Managers below.
A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to
Statement of Additional Information – January 1, 2026

have better investment performance than other accounts that did not receive an allocation on the initial public offering. Manulife has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.
A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of Manulife generally require that such trades be “bunched”, which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Manulife will place the order in a manner intended to result in as favorable a price as possible for such client.
A portfolio manager could favor an account if the portfolio manager‘s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager‘s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Manulife receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager‘s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager‘s compensation. Neither the advisor nor Manulife receives a performance-based fee with respect to any of the accounts managed by the portfolio managers.
A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. Manulife imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.
If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern could disadvantage either the account that is long or short. In making portfolio manager assignments, Manulife seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

MidOcean: MidOcean and its related entities engage in a broad range of advisory and non-advisory activities, including investment activities for their own account and for the account of other funds, and providing transaction-related, legal, management and other services to funds and portfolio investments. MidOcean will devote such time, personnel and internal resources as are necessary to conduct the business affairs of the funds in an appropriate manner, as required by the governing documents, although the funds and their respective investments will place varying levels of demand on this over time. In the ordinary course of business, the interests of a fund may conflict with the interests of MidOcean, one or more other funds, portfolio investments or their respective affiliates. A a general matter, MidOcean will determine all matters relating to structuring transactions and fund operations using its best judgment considering all factors it deems relevant, but in its sole discretion, subject in certain cases to the required approvals by the advisory board(s) of the participating fund(s).

Currently, MidOcean manages the funds, and as a result, conflicts of interest may arise in allocating management time, services or functions among such entities. It is possible that one of these funds will invest in or have an investment that is or becomes a competitor of a portfolio investment of another fund. Such investment could create a conflict between the funds managed by MidOcean.

During the investment period, all appropriate investment opportunities will be pursued by MidOcean principals, subject to certain limited exceptions set forth by in the governing documents and in the MidOcean’s Allocation Policy and Procedures. Without limitation, MidOcean principals currently, and may in the future, manage several other investments similar to those in which a fund will be investing, and may direct certain relevant investment opportunities to those investments. MidOcean personnel reserve the right to manage their own personal investments, whether or not through a formal family office or
Statement of Additional Information – January 1, 2026

estate planning structure, to establish trusts, endowments, charitable programs, foundations or similar arrangements, and to pay or receive compensation relating to the foregoing. MidOcean’s principals and the investment staff will continue to manage and monitor such investments until their realization, although MidOcean expects that the time required to do will be less than will be spent on matters relevant to the funds. Such other investments that the MidOcean principals expect to control or manage generally have the potential to compete with companies acquired by a fund. Following the investment period, the MidOcean principals reserve the right to, and likely will, focus their investment activities on other opportunities and areas unrelated to such investments. To the extent an advisory opportunity is received that is unsuitable for a fund, in MidOcean’s sole discretion, MidOcean and its personnel reserve the right to refer such opportunity to third parties or to make personal investments in the relevant opportunity.

MidOcean expects to be subject to potential conflicts of interest in determining the amount of investment opportunity that should be allocated to the relevant fund or account. When and to the extent that employees and related persons make capital investments in or alongside certain funds, MidOcean and its affiliates are subject to potentially conflicting interests in connection with these investments.

MidOcean’s allocation of investment opportunities among the persons and in the manner discussed herein may not, and often will not, result in proportional allocations among such persons, and such allocations may be more or less advantageous to some such persons relative to others. While MidOcean will allocate investment opportunities in a manner that it believes in good faith is fair and equitable to its clients under the circumstances and considering relevant factors, there can be no assurance that a fund’s actual allocation of an investment opportunity, if any, or the terms on which that allocation is made, will be as favorable as they would be if the conflicts of interest to which MidOcean may be subject, discussed herein, did not exist.

The funds may invest in similar securities or in securities of the same issuer. Allocations to specific vehicles are determined by MidOcean and the general partner based upon the size of the fund, its liquidity needs, the size of the investment opportunities and minimum investment size. Odd lot implications will also be considered. One fund may be selling a security while another fund continues to hold a security. When it is determined that it would be appropriate for a Client to participate in an investment, MidOcean will generally allocate such investment among all of the participating investment accounts on a fair and equitable basis, taking into account such factors as MidOcean deems appropriate, including, without limitation: (i) the overall liquidity profile and risk profile of the funds’ respective investment portfolio; (ii) such funds’ objectives, time horizons, tax sensitivities, tolerance for turnover, asset composition and cash levels; (iii) the funds’ size; (iv) the potential for withdrawals; (v) the transferability of such investments; (vi) the minimum denominations of such investments; (vii) the availability of price quotes with respect to such investments; (viii) the structural and operational differences between (and any applicable investment limitations, including, without limitation, exposure limits, hedging limits, and diversification considerations, of the fund; (ix) the eligibility of the fund to make such investment under applicable laws and regulations; and (x) in the case of a new issue bond being allocated by a bank or other lender, the fund’s previous commitment to fund a bridge loan by such bank or other lender; (xi) any other applicable tax, legal, regulatory, compliance, operational or administrative issues.

PGIM Fixed Income: Like other investment advisers, PGIM Fixed Income is subject to various conflicts of interest in the ordinary course of its business. PGIM Fixed Income strives to identify potential risks, including conflicts of interest, that are inherent in its business, and PGIM Fixed Income conducts annual conflict of interest reviews. However, it is not possible to identify every potential conflict that can arise. When actual or potential conflicts of interest are identified, PGIM Fixed Income seeks to address such conflicts through one or more of the following methods:
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elimination of the conflict;
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disclosure of the conflict; or
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management of the conflict through the adoption of appropriate policies, procedures or other mitigants.
PGIM Fixed Income follows the policies of Prudential Financial, Inc. on business ethics, personal securities trading, and information barriers. PGIM Fixed Income has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Fixed Income cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict arises or could potentially arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest. PGIM Fixed Income’s side-by-side management of multiple accounts can create conflicts of interest. Examples are detailed below, followed by a discussion of how PGIM Fixed Income addresses these conflicts.
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Performance Fees - PGIM Fixed Income manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management creates an incentive for PGIM Fixed Income and its
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investment professionals to favor one account over another. Specifically, PGIM Fixed Income or its affiliates have an incentive to favor accounts for which PGIM Fixed Income or an affiliate receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.
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Affiliated accounts - PGIM Fixed Income manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Fixed Income could be considered to have a financial incentive to prefer accounts of affiliates over others. Additionally, at times, PGIM Fixed Income’s affiliates provide initial funding or otherwise invest in vehicles managed by it, for example by providing “seed capital” for a fund or account. Managing “seeded” accounts alongside “non-seeded” accounts creates an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product and possibly earn a higher return for our affiliate. Additionally, PGIM Fixed Income’s affiliated investment advisers from time to time allocate their asset allocation clients’ assets to PGIM Fixed Income. PGIM Fixed Income has an incentive to favor accounts used by its affiliates for their asset allocation clients to receive more assets from its affiliates.
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Larger accounts/higher fee strategies - larger accounts and clients typically generate more revenue than do smaller accounts or clients and certain of PGIM Fixed Income’s strategies have higher fees than others. As a result, a portfolio manager could have an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Fixed Income (or which it believes would generate more revenue in the future).
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Long only and long/short accounts - PGIM Fixed Income manages accounts that only allow it to hold securities long as well as accounts that permit short selling. As a result, there are times when PGIM Fixed Income sells a security short in some client accounts while holding the same security long in other client accounts. These short sales could reduce the value of the securities held in the long only accounts. Conversely, purchases for long only accounts could have a negative impact on the short positions in long/short accounts. Consequently, PGIM Fixed Income has conflicts of interest in determining the timing and direction of investments.
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Securities of the same kind or class - PGIM Fixed Income sometimes buys or sells, or direct or recommend that a client buy or sell, securities of the same kind or class that are purchased or sold for another client at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PGIM Fixed Income’s trade execution in each case is driven by its consideration of a variety of factors consistent with its duty to seek best execution. There are times when PGIM Fixed Income executes trades in securities of the same kind or class in one direction for an account and in the opposite direction for another account, or it determines not to trade securities in one or more accounts while trading for others. While such trades (or a decision not to trade) could appear inconsistent in how PGIM Fixed Income views or treats a security for one client versus another, they generally result from differences in investment strategy, portfolio composition or client direction.
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Investment at different levels of an issuer’s capital structure— There are times when PGIM Fixed Income invests client assets in the same issuer, but at different levels in the issuer’s capital structure. This could occur, for instance, when a client holds private securities or loans of an issuer and other clients hold publicly traded securities of the same issuer. Additionally, PGIM Fixed Income may invest client assets in a class or tranche of securities of a securitized finance vehicle (such as a collateralized loan obligation, asset-backed security or mortgage-backed security) while simultaneously investing one or more clients in different classes or tranches of securities within the same vehicle. These different securities can have varying voting rights, dividend or repayment priorities, rights in bankruptcy, or other features that conflict with one another. In some cases particularly with private securitized products and asset-based finance investments where clients own all or a significant portion of the outstanding securities or obligations PGIM Fixed Income has, input regarding the characteristics and the relative rights and priorities of the various classes or tranches.
When PGIM Fixed Income invests client assets in different levels of an issuer’s capital structure, it is permitted to take actions with respect to the assets held by one client (including affiliated clients) that are potentially adverse to other clients, for example, by foreclosing on loans or by putting an issuer into default. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers, PGIM Fixed Income could find that the interests of a client and the interests of one or more other clients (including affiliated clients) could conflict. In these situations, decisions over proxy voting, corporate reorganizations, how to exit an investment, bankruptcy matters (including, for example, whether to trigger an event of default or the terms of any workout) or other actions or inactions can result in conflicts of interest. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities encounters financial problems, decisions over the terms of any workout will raise conflicts of interest (including potential conflicts over proposed waivers and amendments to debt covenants). For example, a senior bond holder or lender might prefer a liquidation of the issuer in which it could be paid in full, whereas an equity or junior bond holder might prefer a
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reorganization that holds the potential to create value for the equity holders or junior bond holders. There will be times where PGIM Fixed Income refrains from taking certain actions (including participating in workouts and restructurings) or making investments on behalf of certain clients or where PGIM Fixed Income determine to sell investments for certain clients, in each case in order to mitigate conflicts of interest or legal, regulatory or other risks to PGIM Fixed Income This could potentially disadvantage the clients on whose behalf the actions are not taken, investments are not made, or investments are sold. Conversely, in other cases, PGIM Fixed Income will not refrain from taking such actions or making investments on behalf of some clients (including affiliated clients), which could potentially disadvantage other clients. Any of the foregoing (or similar) conflicts of interest will be resolved or managed on a case-by-case basis (including, where determined to be required, by escalating matters to, and seeking direction and guidance from, senior management). Any such resolution will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict and applicable laws.
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Financial interests of investment professionals - PGIM Fixed Income investment professionals from time to time invest in certain investment vehicles that it manages, including exchange-traded funds (“ETFs”), mutual funds, private funds and (through a retirement plan) collective investment trusts. PGIM Fixed Income may also provide financing to facilitate the investment by its investment professional in certain of its private funds. Also, certain of these investment vehicles are options under the 401(k) and deferred compensation plans offered by Prudential Financial, Inc. In addition, the value of grants under PGIM Fixed Income’s long-term incentive plan and targeted long-term incentive plan are affected by the performance of certain client accounts. As a result, PGIM Fixed Income investment professionals have financial interests in accounts managed by PGIM Fixed Income and/or that are related to the performance of certain client accounts.
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Non-discretionary/limited discretion accounts - PGIM Fixed Income provides non-discretionary and limited discretion investment advice to some clients and manages others on a fully discretionary basis. Trades in non-discretionary accounts or accounts where discretion is limited could occur before, in concert with, or after PGIM Fixed Income executes similar trades in its discretionary accounts. The non-discretionary/limited discretion clients may be disadvantaged if PGIM Fixed Income delivers investment advice to them after it initiates trading for the discretionary clients, or vice versa. Furthermore, a non-discretionary/limited discretion client may not be able to participate in trades if there is a delay in receiving such client’s direction or consent. In some cases, when such a client requests additional information prior to giving its direction or consent, PGIM Fixed Income is prohibited from sharing information because, for example, the information is non-public.
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Co-Investments - From time to time, PGIM Fixed Income offers certain entities (“Co-Investors”) co-investment opportunities, in which these Co-Investors will be offered the opportunity to participate directly in certain investments that PGIM Fixed Income is making for their clients (including funds that they manage). Co-investment opportunities may be offered to current clients, investors in PGIM Fixed Income funds or other third parties. Except to the extent a client or investor has entered into an agreement pursuant to which PGIM Fixed Income has granted such client or investor a right with respect to co-investment opportunities, clients and investors should be aware that they have no such right and should not expect that they will be offered any co-investment opportunities.
Generally, PGIM Fixed Income’s decision to grant co-investment rights will be based on the expectation of a commercial benefit to PGIM Fixed Income from a potential Co-Investor, such as increased management fees or other compensation resulting from a continued, increased or future investment in funds or accounts PGIM Fixed Income manages by such potential Co-Investor. Other factors PGIM Fixed Income may consider in deciding whether or not to grant co-investment rights may include: (i) whether a potential Co-Investor has demonstrated, or has the potential to demonstrate, a long-term and/or continuing commitment to the potential success of its firm or products; (ii) their assessment of a potential Co-Investor’s ability to timely execute and fund co-investment opportunities; (iii) whether a potential Co-Investor has a history of successfully participating in co-investment programs; and (iv) the overall strategic value to PGIM Fixed Income of offering a co-investment opportunity to such potential Co-Investor.
PGIM Fixed Income may grant co-investment opportunities to Co-Investors on terms and conditions that are more favorable than those of its other clients and investors. For example, such terms may include:
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Management fees and/or incentive compensation (including carried interest) that is reduced or waived;
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Rights to participate in follow-on investments; and
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With respect to investments held by Co-investors, rights to be notified of sales of the same or similar investments by their other clients and rights to participate alongside such clients in the sale of investments held by Co-investors.
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Co-investment opportunities will be offered to Co-Investors irrespective of whether the available investment opportunity exceeds the aggregate appetite of PGIM Fixed Income’s other client accounts for such investment. Accordingly, the participation of a Co-Investor will, under some circumstances, reduce the amount of the investment opportunity available to PGIM Fixed Income’s other clients. This presents a conflict of interest in allocating investment opportunities because PGIM Fixed Income can be considered to have the incentive to allocate a greater portion of an investment opportunity to a Co-Investor than they otherwise would because of the potential commercial benefit to them from the co-investment relationship.
How PGIM Fixed Income Addresses These Conflicts of Interest. PGIM Fixed Income has developed policies and procedures reasonably designed to address the conflicts of interest with respect to its different types of side-by-side management described above.
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Each quarter, one or both of PGIM Fixed Income’s co-chief investment officers hold a series of meetings with the senior portfolio manager and team responsible for the management of each of PGIM Fixed Income’s investment strategies. During these meetings, they review and discuss the investment performance and performance attribution for client accounts managed in the strategy. These meetings generally are also attended by the CEO of PGIM Fixed Income, the head of quantitative analysis and risk management or his designee and a member of the compliance group, among others.
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In keeping with PGIM Fixed Income’s fiduciary obligations, its policy with respect to trade allocation is to treat all of its client accounts fairly and equitably over time. PGIM Fixed Income’s trade management oversight committee, which generally meets quarterly, is responsible for providing oversight with respect to trade aggregation and allocation. Its compliance group periodically reviews a sampling of new issue allocations and related documentation to confirm compliance with the trade allocation policy. In addition, the compliance and investment risk management groups review forensic reports regarding new issue and secondary trade activity on a quarterly basis. This forensic analysis includes such data as the: number of new issues allocated in the strategy; size of new issue allocations to each portfolio in the strategy; profitability of new issue transactions; portfolio turnover; and metrics related to large trade activity, which includes block trades. The results of these analyses are reviewed and discussed at PGIM Fixed Income’s trade management oversight committee meetings. The procedures above are designed to detect patterns and anomalies in PGIM Fixed Income’s side-by-side management and trading so that it may assess and improve its processes.
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PGIM Fixed Income has procedures that specifically address conflicts related to its side-by-side management of certain long/short and long only portfolios. These procedures are designed to address potential conflicts that could arise from differing positions across accounts, including situations where one account holds a long position in a security while another holds a short position. In addition, lending opportunities with respect to securities for which the market is demanding a slight premium rate over normal market rates are allocated to long only accounts prior to allocating the opportunities to long/short accounts.
Conflicts Related to PGIM Fixed Income’s Affiliations. As a business unit of PGIM, Inc., an indirect wholly-owned subsidiary of Prudential Financial, Inc., PGIM Fixed Income is part of a diversified, global financial services organization. PGIM Fixed Income is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.
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Conflicts Related to Investment of Client Assets in Affiliated Funds. PGIM Fixed Income invests client assets in funds that it manages or sub-advises for one or more affiliates. In choosing to invest client assets in such affiliated funds, PGIM Fixed Income could be considered to have a financial incentive to prefer investing client assets in such funds instead of in funds, investments or products managed or sponsored by parties that are not affiliated with PGIM Fixed Income. Investments in affiliated funds may, for example, benefit PGIM Fixed Income and/or its affiliates through increasing assets under management and/or fees. Under certain conditions, PGIM Fixed Income may offset, rebate or otherwise reduce its fees or other compensation with respect to investments in affiliated funds; however, this offset, reduction or rebate, if available, will not necessarily eliminate conflicts, as PGIM Fixed Income could nevertheless be considered to have a financial incentive to favor investing client assets in affiliated funds (because, for example, the fee applicable to the affiliated fund is higher than the amount of any fee waiver, investing in such funds would increase assets under management of such funds or could be viewed as being undertaken solely for the purposes of supporting the commercial growth of PGIM Fixed Income or its affiliates’ funds, products or lines of business). Further, if PGIM Fixed Income’s affiliates provide initial funding to or otherwise invest in affiliated funds, PGIM Fixed Income is incentivized to invest client assets in such funds in order to facilitate the redemption of all or part of
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its affiliates’ interest in such affiliated fund. PGIM Fixed Income also invests cash collateral from securities lending transactions in some of these funds. These investments benefit PGIM Fixed Income and/or its affiliate through increasing assets under management and/or fees.
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Conflicts Related to Referral Fees to Affiliates. From time to time, PGIM Fixed Income has arrangements where PGIM Fixed Income compensates affiliated parties for client referrals. PGIM Fixed Income also has arrangements with an affiliated entity or person which provide for payments to an affiliate if certain investments by others are made in certain of PGIM Fixed Income’s products or if PGIM Fixed Income establishes certain other advisory relationships. These investments benefit both PGIM Fixed Income and its affiliates through increasing assets under management and fees.
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Conflicts Related to Co-investment by Affiliates. PGIM Fixed Income affiliates provide initial funding to or otherwise invest in certain vehicles it manages. When certain of its affiliates provide “seed capital” or other capital for a fund, they generally do so with the intention of redeeming all or part of their interest at a future point in time or when they deem that sufficient additional capital has been invested in that fund.
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The timing of a redemption by an affiliate could benefit the affiliate. For example, the fund may be more liquid at the time of the affiliate’s redemption than it is at times when other investors may wish to withdraw all or part of their interests.
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In addition, a consequence of any withdrawal of a significant amount, including by an affiliate, is that investors remaining in the fund will bear a proportionately higher share of fund expenses following the redemption.
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PGIM Fixed Income could also face a conflict if the interests of an affiliated investor in a fund it manages diverge from those of the fund or other investors. For example, PGIM Fixed Income affiliates, from time to time, hedge some or all of the risks associated with their investments in certain funds PGIM Fixed Income manages. PGIM Fixed Income may provide assistance in connection with this hedging activity.
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Insurance Affiliate General Accounts. Because of the substantial size of the general accounts of PGIM Fixed Income’s affiliated insurance companies (the “Insurance Affiliates”), trading by these general accounts, including PGIM Fixed Income’s trades on behalf of the accounts, may affect the market prices or limit the availability of the securities or instruments transacted. Although PGIM Fixed Income does not expect that the general accounts of affiliated insurers will execute transactions that will move a market frequently, and generally only in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.
PGIM Fixed Income believes that the conflicts related to its affiliations described above are mitigated by its allocation policies and procedures, its supervisory review of accounts and its procedures with respect to side-by-side management, including of long only and long/short accounts.
Conflicts Related to Financial Interests and the Financial Interests of Affiliates
Prudential Financial, the general accounts of the Insurance Affiliates, PGIM Fixed Income and other affiliates of PGIM at times have financial interests in, or relationships with, companies whose securities or related instruments PGIM Fixed Income holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Fixed Income or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Fixed Income on behalf of PGIM Fixed Income’s client accounts. For example:
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PGIM Fixed Income invests in the securities of one or more clients for the accounts of other clients.
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PGIM Fixed Income’s affiliates sell various products and/or services to certain companies whose securities PGIM Fixed Income purchases and sells for PGIM Fixed Income clients.
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PGIM Fixed Income invests in the debt securities of companies whose equity is held by its affiliates.
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PGIM Fixed Income’s affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Fixed Income invests in some of the same issuers for other client accounts. For example:
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Affiliated accounts have held and can in the future hold the senior debt of an issuer whose subordinated debt is held by PGIM Fixed Income’s clients or hold secured debt of an issuer whose public unsecured debt is held in client accounts. See “Investment at different levels of an issuer’s capital structure” above for additional information regarding conflicts of interest resulting from investment at different levels of an issuer’s capital structure.
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To the extent permitted by applicable law, PGIM Fixed Income can also invest client assets in offerings of securities the proceeds of which are used to repay debt obligations held in affiliated accounts or other client accounts. PGIM Fixed Income’s interest in having the debt repaid creates a conflict of interest. PGIM Fixed Income has adopted a refinancing policy to address this conflict.
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Certain of PGIM Fixed Income’s affiliates’ directors or officers are directors or officers of issuers in which PGIM Fixed Income invests from time to time. These issuers could also be service providers to PGIM Fixed Income or its affiliates.
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PGIM Fixed Income has an internal arrangement outlining the respective areas of investment focus of its business and the business of an asset management affiliate. This arrangement aims to streamline sourcing and provide clarity by specifying the types of investments that each affiliate may pursue in areas of potential overlap (for instance, certain segments of the private credit market). As a result of this arrangement, there will be certain potentially beneficial investment opportunities that PGIM Fixed Income will decline to pursue for its clients.
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In addition, PGIM Fixed Income can invest client assets in securities backed by commercial mortgage loans that were originated or are serviced by an affiliate.
In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client, under the circumstances.
Conflicts Arising Out of Legal and Regulatory Restrictions.
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At times, PGIM Fixed Income is restricted by law, regulation, executive order, contract or other constraints as to how much, if any, of a particular security it can purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of its relationship with Prudential Financial and other affiliates. For example, PGIM Fixed Income does not purchase securities issued by Prudential Financial or other affiliates for client accounts.
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In certain instances, PGIM Fixed Income’s ability to buy or sell or transact for one or more client accounts will be constrained as a result of its voluntary or involuntary receipt of material non-public information (“MNPI”), various insider trading laws and related legal requirements. For example, PGIM Fixed Income would generally be unable to invest in, divest securities of or share investment analyses regarding companies or other securities issuers for which it possesses material, non-public information, and such inability (which could last for an uncertain period of time until the information is no longer deemed material or non-public) can result in it being unable to buy, sell or transact for one or more client accounts or to take other actions that would otherwise be to the benefit of one or more clients.
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PGIM Fixed Income faces conflicts of interest in determining whether to accept MNPI. For example, PGIM Fixed Income has sought with respect to the management of investments in certain loans for clients, to retain the ability to purchase and sell other securities in the borrower’s capital structure by remaining “public” on the loan. In such cases, PGIM Fixed Income will seek to avoid receiving MNPI about the borrowers to which an account can or expects to lend or has lent (through assignments, participations or otherwise), which could place an account at an information disadvantage relative to other accounts and lenders. Conversely, PGIM Fixed Income has chosen to receive MNPI about certain borrowers/issuers for its clients that invest in bank loans, securities, or private debt instruments, which has restricted its ability to trade in other securities of the borrowers/issuers for its clients that invest in corporate bonds or other public securities.
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PGIM Fixed Income’s holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. These aggregated holdings are centrally tracked and PGIM Fixed Income or Prudential Financial can choose to restrict purchases, sell existing positions, or otherwise restrict, forgo, or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Fixed Income or Prudential Financial if such thresholds are exceeded. In some cases, these restrictions or sales could have an adverse impact on client account performance.
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Legal and regulatory constraints may limit client accounts from participating in specific investment transactions with others. Consequently, PGIM Fixed Income might allocate these opportunities in a manner that excludes some accounts, even if they could benefit. While this could impact the performance of affected accounts and create a conflict of interest, PGIM Fixed Income is committed to its allocation policy which is to seek to distribute investment opportunities fairly and equitably over time.
Statement of Additional Information – January 1, 2026

Conflicts Related to Investment Consultants. Many of PGIM Fixed Income’s clients and prospective clients retain investment consultants (including discretionary investment managers and OCIO providers) to advise them on the selection and review of investment managers (including with respect to the selection of investment funds). PGIM Fixed Income has dealings with these investment consultants in their roles as discretionary managers or non-discretionary advisers to their clients. PGIM Fixed Income also has independent business relationships with investment consultants.
PGIM Fixed Income provides investment consultants with information about accounts that it manages for the consultant’s clients (and similarly, PGIM Fixed Income provides information about funds in which such clients are invested), in each case pursuant to authorization from the clients. PGIM Fixed Income also provides information regarding its investment strategies to investment consultants, who use that information in connection with searches that they conduct for their clients. PGIM Fixed Income often responds to requests for proposals in connection with those searches.
Other interactions PGIM Fixed Income has with investment consultants include the following:
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it provides advisory services to the proprietary accounts of investment consultants and/or their affiliates, and advisory services to funds offered by investment consultants and/or their affiliates;
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it invites investment consultants to events or other entertainment hosted by PGIM Fixed Income;
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it purchases software applications, market data, access to databases, technology services and other products or services from certain investment consultants; and
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it sometimes pays for the opportunity to participate in conferences organized by investment consultants.
PGIM Fixed Income will provide clients with information about its relationship with the client’s investment consultant upon request. In general, PGIM Fixed Income relies on the investment consultant to make the appropriate disclosure to its clients of any conflict that the investment consultant believes to exist due to its business relationships with PGIM Fixed Income.
A client’s relationship with an investment consultant could result in restrictions in the eligible securities or trading counterparties for the client’s account. For example, accounts of certain clients (including clients that are subject to ERISA) can be restricted from investing in securities issued by the client’s consultant or its affiliates and from trading with, or participating in transactions involving, counterparties that are affiliated with the investment consultant. In some cases, these restrictions could have a material impact on account performance.
Conflicts Related to Service Providers. PGIM Fixed Income retains third party advisors and other service providers to provide various services for PGIM Fixed Income as well as for funds that PGIM Fixed Income manages or sub-advises. Some service providers provide services to PGIM Fixed Income or one of PGIM Fixed Income’s funds while also providing services to other PGIM units, other PGIM-advised funds, or affiliates of PGIM, and negotiate rates in the context of the overall relationship. PGIM Fixed Income can benefit from negotiated fee rates offered to its funds and vice versa. There is no assurance, however, that PGIM Fixed Income will be able to obtain or maintain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that PGIM Fixed Income will know of such negotiated fee rates.
Conflicts Related to Valuation and Fees.
When client accounts hold illiquid or difficult to value investments, PGIM Fixed Income faces a conflict of interest when it makes recommendations regarding the value of such investments since its fees are generally based on the value of assets under management. PGIM Fixed Income could be viewed as having an incentive to provide higher valuations. PGIM Fixed Income has valuation policies and procedures that it believes mitigate this conflict effectively and enable it to value client assets fairly and in a manner that is consistent with the client’s best interests. This conflict generally does not exist and is further mitigated or eliminated in circumstances where fees are calculated from custodian and/or administrator pricing and not PGIM Fixed Income’s internal valuations.
Conflicts Related to Securities Lending and Reverse Repurchase Fees.
In certain cases, when PGIM Fixed Income manages a client account and also serves as securities lending agent and/or engages in reverse repurchase transactions for the account, PGIM Fixed Income is compensated for its securities lending and reverse repurchase services by receiving a portion of the proceeds generated from the securities lending and reverse repurchase activities of the account. In cases where PGIM Fixed Income is compensated in this manner, it could be considered to have an incentive to invest in securities that would generate higher securities lending and reverse repurchase returns, even if these investments were not otherwise in the best interest of the client account. In addition, if PGIM Fixed Income is acting as securities lending agent and providing reverse repurchase services for the same client, PGIM Fixed Income may be incented to select the option that generates higher proceeds for itself.
Statement of Additional Information – January 1, 2026

Conflicts Related to Long-Term Compensation. As a result of the long-term incentive plan (and any future carried interest grants) and targeted long-term incentive plan, PGIM Fixed Income’s portfolio managers from time to time have financial interests related to the investment performance of some, but not all, of the accounts they manage. For example, the performance of some client accounts is not reflected in the calculation of changes in the value of participation interests under PGIM Fixed Income’s long-term incentive plan. This may be because the composite representing the strategy in which the account is managed is not one of the composites included in the calculation or because the account is excluded from a specified composite due to guideline restrictions or other factors. In addition, the performance of only a small number of its investment strategies is covered under PGIM Fixed Income’s targeted long-term incentive plan. Further, for certain PGIM Fixed Income investment professionals, participation interests in the targeted long-term incentive plan constitute a significant percentage of their total long-term compensation. To address potential conflicts related to these financial interests, PGIM Fixed Income has procedures, including trade allocation and supervisory review procedures, designed to confirm that each of its client accounts is managed in a manner that is consistent with PGIM Fixed Income’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. For example, one or both of PGIM Fixed Income’s co-chief investment officers review performance among similarly managed accounts on a quarterly basis during a series of meetings with the senior portfolio manager and team responsible for the management of each investment strategy. These quarterly investment strategy review meetings generally are also attended by the CEO of PGIM Fixed Income, the head of quantitative analysis and risk management or his designee and a member of the compliance group, among others.
Conflicts Related to the Offer and Sale of Securities. Certain of PGIM Fixed Income’s employees offer and sell securities of, and interests in, commingled funds that it manages. Employees offer and sell securities in connection with their roles as registered representatives of an affiliated broker-dealer, officers of an affiliated trust company, agents of the Insurance Affiliates, approved persons of an affiliated investment adviser or other roles related to such commingled funds. There is an incentive for PGIM Fixed Income’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to it. In addition, such sales could result in increased compensation to the employee.
Conflicts Related to Employee/Investment Professional Trading. Personal trading by PGIM Fixed Income employees creates a conflict when they are trading the same securities or types of securities as PGIM Fixed Income trades on behalf of its clients. This conflict is mitigated by PGIM Fixed Income’s personal trading standards and procedures.
Conflicts Related to Outside Business Activity. From time to time, certain of PGIM Fixed Income employees or officers engage in outside business activity, including outside directorships. Any outside business activity is subject to prior approval pursuant to PGIM Fixed Income’s personal conflicts of interest and outside business activities policy. Actual and potential conflicts of interest are analyzed during such approval process. PGIM Fixed Income could be restricted in trading the securities of certain issuers in client portfolios in the unlikely event that an employee or officer, as a result of outside business activity, obtains material, non-public information regarding an issuer.
PGIM Quantitative Solutions: Like other investment advisers, PGIM Quantitative Solutions is subject to various conflicts of interest in the ordinary course of its business. PGIM Quantitative Solutions strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, PGIM Quantitative Solutions seeks to address such conflicts through one or more of the following methods:
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Elimination of the conflict;
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Disclosure of the conflict; or
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Management of the conflict through the adoption of appropriate policies and procedures.
PGIM Quantitative Solutions follows Prudential Financial's standards on business ethics, personal securities trading, and information barriers. PGIM Quantitative Solutions has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Quantitative Solutions cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest
Side-by-side management of multiple accounts can create incentives for PGIM Quantitative Solutions to favor one account over another. Examples are detailed below, followed by a discussion of how PGIM Quantitative Solutions addresses these conflicts.
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Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations. PGIM Quantitative Solutions manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on
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the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the total return of a portfolio, and may offer greater upside potential to PGIM Quantitative Solutions than asset-based fees, depending on how the fees are structured. This side-by-side management could create an incentive for PGIM Quantitative Solutions to favor one account over another. Specifically, PGIM Quantitative Solutions could have the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees. In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, PGIM Quantitative Solutions takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that PGIM Quantitative Solutions subadvises, may differ from fees charged for single client accounts.
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Long Only/Long-Short Accounts. PGIM Quantitative Solutions manages accounts that only allow it to hold securities long as well as accounts that permit short selling. PGIM Quantitative Solutions may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that PGIM Quantitative Solutions is taking inconsistent positions with respect to a particular security in different client accounts.
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Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals. PGIM Quantitative Solutions manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of accounts in these strategies have an incentive to favor them over other accounts they manage in order to increase their compensation. Additionally, PGIM Quantitative Solutions’ investment professionals may have an interest in those strategies if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.
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Affiliated Accounts. PGIM Quantitative Solutions manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Quantitative Solutions could have an incentive to favor accounts of affiliates over others.
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Non-Discretionary Accounts or Model Portfolios. PGIM Quantitative Solutions provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. When PGIM Quantitative Solutions manages accounts on a non-discretionary basis, the investment team will typically deliver a model portfolio to a non-discretionary client at or around the same time as executing discretionary trades in the same strategy. The non-discretionary clients may be disadvantaged if PGIM Quantitative Solutions delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.
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Large Accounts/Higher Fee Strategies. Large accounts typically generate more revenue than do smaller accounts and certain strategies have higher fees than others. As a result, a portfolio manager has an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Quantitative Solutions.
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Securities of the Same Kind or Class. PGIM Quantitative Solutions sometimes buys or sells, or directs or recommends that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. PGIM Quantitative Solutions may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities can appear as inconsistencies in PGIM Quantitative Solutions’ management of multiple accounts side-by-side.
How PGIM Quantitative Solutions Addresses These Conflicts of Interest
The conflicts of interest described above with respect to PGIM Quantitative Solutions’ different types of side-by-side management could influence PGIM Quantitative Solutions’ allocation of investment opportunities as well as its timing, aggregation and allocation of trades. PGIM Quantitative Solutions has developed policies and procedures designed to address these conflicts of interest. PGIM Quantitative Solutions’ Conflicts of Interest and related policies stress that investment decisions are to be made in accordance with the fiduciary duties owed to each account without giving consideration to PGIM Quantitative Solutions or PGIM Quantitative Solutions personnel's pecuniary, investment or other financial interest.
In keeping with its fiduciary obligations, PGIM Quantitative Solutions’ policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably. PGIM Quantitative Solutions’ investment strategies generally require that PGIM Quantitative Solutions invest its clients’ assets in securities that are publicly traded. PGIM Quantitative Solutions generally does not participate in IPOs. PGIM Quantitative Solutions’ investment strategies are team managed, reducing the likelihood that one portfolio would be favored over other portfolios managed by the team. These factors significantly reduce
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the risk that PGIM Quantitative Solutions could favor one client over another in the allocation of investment opportunities. PGIM Quantitative Solutions’ compliance procedures with respect to these policies include independent reviews by its compliance unit of the timing, allocation and aggregation of trades, allocation of investment opportunities and the performance of similarly managed accounts. These procedures are designed to detect patterns and anomalies in PGIM Quantitative Solutions’ side-by-side management and trading so that PGIM Quantitative Solutions may take measures to correct or improve its processes. PGIM Quantitative Solutions’ Trade Management Oversight Committee, which consists of senior members of PGIM Quantitative Solutions’ management team, reviews trading patterns on a periodic basis.
PGIM Quantitative Solutions rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. PGIM Quantitative Solutions may aggregate trades for multiple portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution. Orders are generally allocated at the time of the transaction, or as soon as possible thereafter, on a pro rata basis equal to each account’s appetite for the issue when such appetite can be determined. As mentioned above, PGIM Quantitative Solutions’ compliance unit performs periodic reviews to determine that all portfolios are rebalanced consistently, over time, within all equity strategies.
With respect to PGIM Quantitative Solutions’ management of long-short and long-only active equity accounts, the security weightings (positive or negative) in each account are typically determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio. PGIM Quantitative Solutions’ review is also intended to identify situations where PGIM Quantitative Solutions would seem to have conflicting views of the same security in different portfolios although such views may actually be reasonable due to differing portfolio constraints.
PGIM Quantitative Solutions’ Relationships with Affiliates and Related Conflicts of Interest
As an indirect wholly-owned subsidiary of Prudential Financial, PGIM Quantitative Solutions is part of a diversified, global financial services organization. PGIM Quantitative Solutions is affiliated with many types of financial service providers, including broker-dealers, insurance companies, commodity pool operators and other investment advisers. Some of its employees are officers or directors of some of these affiliates.
Conflicts Related to PGIM Quantitative Solutions’ Affiliations
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Conflicts Arising Out of Legal Restrictions. PGIM Quantitative Solutions may be restricted by law, regulation, contract or other constraints as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes, these restrictions apply as a result of PGIM Quantitative Solutions’ relationship with Prudential Financial and its other affiliates. For example, PGIM Quantitative Solutions’ holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. PGIM Quantitative Solutions tracks these aggregate holdings and may restrict purchases to avoid crossing such thresholds because of the potential consequences to Prudential if such thresholds are exceeded. In addition, PGIM Quantitative Solutions could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for its clients. PGIM Quantitative Solutions is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates.
Conflicts Related to PGIM Quantitative Solutions’ Financial Interests and the Financial Interests of PGIM Quantitative Solutions’ Affiliates
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PGIM Quantitative Solutions, Prudential Financial, Inc., The Prudential Insurance Company of America (PICA) and other affiliates of PGIM Quantitative Solutions have financial interests in, or relationships with, companies whose securities PGIM Quantitative Solutions holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Quantitative Solutions or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Quantitative Solutions on behalf of its client accounts. For example, PGIM Quantitative Solutions invests in the securities of one or more clients for the accounts of other clients. PGIM Quantitative Solutions’ affiliates sell various products and/or services to certain companies whose securities PGIM Quantitative Solutions purchases and sells for its clients. PGIM Quantitative Solutions’ affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Quantitative Solutions invests in some of the same issuers for its client accounts but at different levels in the capital structure. For instance, PGIM Quantitative Solutions may invest client assets in the equity of companies whose debt is held by an affiliate. Certain of PGIM Quantitative Solutions’ affiliates (as well as directors of PGIM Quantitative Solutions’ affiliates) are officers or directors of issuers in which PGIM Quantitative Solutions invests from time to time.
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These issuers may also be service providers to PGIM Quantitative Solutions or its affiliates. In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Quantitative Solutions makes investment decisions for each client independently considering the best economic interests of such client.
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Certain of PGIM Quantitative Solutions’ employees may offer and sell securities of, and interests in, commingled funds that PGIM Quantitative Solutions manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for PGIM Quantitative Solutions’ employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to PGIM Quantitative Solutions. In addition, although sales commissions are not paid for such activities, such sales could result in increased compensation to the employee. To mitigate this conflict, PGIM Quantitative Solutions performs suitability checks on new clients as well as on an annual basis with respect to all clients.
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A portion of the long-term incentive grant of some of PGIM Quantitative Solutions’ investment professionals will increase or decrease based on the performance of several of PGIM Quantitative Solutions’ strategies over defined time periods. Consequently, some of PGIM Quantitative Solutions’ portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, PGIM Quantitative Solutions has procedures, including supervisory review procedures, designed to verify that each of its accounts is managed in a manner that is consistent with PGIM Quantitative Solutions’ fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, PGIM Quantitative Solutions’ chief investment officer will perform a comparison of trading costs between accounts in the strategies whose performance is considered in connection with the long-term incentive grant and other accounts, to verify that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a meeting of PGIM Quantitative Solutions’ Trade Management Oversight Committee.
Conflicts Arising Out of Certain Vendor Agreements
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PGIM Quantitative Solutions and its affiliates, from time to time, have service agreements with various vendors that are also investment consultants. Under these agreements, PGIM Quantitative Solutions or its affiliates compensate the vendors for certain services, including software, market data and technology services. PGIM Quantitative Solutions’s clients may also retain these vendors as investment consultants. The existence of service agreements between these consultants and PGIM Quantitative Solutions may provide an incentive for the investment consultants to favor PGIM Quantitative Solutions when they advise their clients. PGIM Quantitative Solutions does not, however, condition its purchase of services from consultants upon their recommending PGIM Quantitative Solutions to their clients. PGIM Quantitative Solutions will provide clients with information about services that PGIM Quantitative Solutions or its affiliates obtain from these consultants upon request. PGIM Quantitative Solutions retains third party advisors and other service providers to provide various services for PGIM Quantitative Solutions as well as for funds that PGIM Quantitative Solutions manages or subadvises. A service provider may provide services to PGIM Quantitative Solutions or one of its funds while also providing services to PGIM, Inc. (PGIM), other PGIM-advised funds, or affiliates of PGIM, and may negotiate rates in the context of the overall relationship. PGIM Quantitative Solutions may benefit from negotiated fee rates offered to its funds and vice-versa. There is no assurance that PGIM Quantitative Solutions will be able to obtain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that it will know of such negotiated fee rates.
Pyrford: A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Pyrford International Stock Fund (for purposes of this section, the Fund), which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or subadvisory basis, separate accounts, collective trust accounts and other accounts. An investment opportunity may be suitable for the Fund as well as for any of the other managed accounts. However, the investment may not be available in a sufficient quantity for all of the accounts to participate fully. In addition, a limited opportunity may exist to sell an investment held by the Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may have the same benchmarks or indexes as the Fund, and they may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager also may manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund.
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To address and manage these potential conflicts of interest, Pyrford has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, cross trading policies, portfolio manager assignment practices, and oversight by investment management, and/or compliance departments.
Summit Partners: Summit Partners and each of Summit Partners Alydar GP, L.P., Summit Partners, L.P. and other advisers affiliated with Summit Partners (each, a Summit Affiliate Adviser) engage in a broad range of advisory activities, including investment activities for their own account and for the accounts of the Fund and other investment funds, partnerships or other clients (each, a Summit Partners Client) including, but not limited to, other private investment funds managed by Summit Partners or a Summit Affiliate Adviser, some of which have an investment objective, investment strategies and/or policies that may overlap in some respects to those of the Fund. In the ordinary course of Summit Partners or a Summit Affiliate Adviser conducting its activities, the interests of a client likely will conflict with the interests of Summit Partners, a Summit Affiliate Adviser, or one or more other funds, private investment funds or separately managed accounts managed by a Summit Affiliate Adviser in certain circumstances, including information that may restrict or prohibit the ability to trade certain securities. Summit Partners may also trade more frequently in a particular security for certain Summit Partners Clients, even though their investment objectives or investment strategies may overlap in some respects with other Summit Partners Clients. As a general matter and except as otherwise provided in the relevant governing documents of a Summit Partners Client, Summit Partners will determine all matters relating to the operations of a Summit Partners Client in its sole discretion.
Summit Affiliate Advisers will give advice and recommend securities to other investment funds which differs from advice given to, or securities recommended or bought for, Summit Partners Clients, even when their investment objectives or investment strategies overlap in some respects with such clients.
Sources of Conflict of Interest
Conflicts of interest that may be encountered by a Summit Partners Client include those discussed below:
Summit Partners and Summit Affiliate Advisers
Summit Affiliate Advisers have existing and potential advisory and other relationships with a significant number of portfolio companies and other clients, and may provide financing, services, advice or otherwise deal with third parties whose interests conflict with the interests of a company in which a Summit Partners Client has invested, such as competitors, suppliers or customers of a company in which a Summit Partners Client has invested. Summit Affiliate Advisers may recommend or cause such a third party to take actions that are adverse to a Summit Partners Client or companies in which it has invested.
Without limitation, Summit Affiliate Adviser principals currently, and expect in the future to, manage several other investments similar to those in which a Summit Partners Client may invest, and expect to direct certain relevant investment opportunities or resources to those investments. Summit Partners personnel reserve the right to manage their own personal investments, whether or not through a formal family office or estate planning structure, establish trusts, endowments, charitable programs, foundations or similar arrangements, and to pay or receive compensation relating to the foregoing. Summit Affiliate Adviser principals and investment staff will continue to manage and monitor such investments until their realization. Such other investments controlled or managed by Summit Affiliate Adviser principals generally have the potential to compete with companies in a Summit Partners Client’s portfolio. Summit Partners personnel reserve the right to manage their own personal investments, whether or not through a formal family office or estate planning structure, to establish trusts, endowments, charitable programs, foundations or similar arrangements, and to pay or receive compensation relating to the foregoing. Furthermore, unless restricted by a Summit Partners Client and without first obtaining approval from Summit Partners’ Chief Compliance Officer, Summit Partners personnel are permitted to serve on boards or act in other roles unaffiliated with Summit Partners, Summit Affiliate Advisers, Summit Partners Clients, or their investments, including boards of charitable and educational institutions, public companies and former investments, and receive compensation in connection with such services and roles and no such compensation will offset or otherwise reduce any management fees.
Personnel of affiliates of Summit Partners also invest in one or more funds advised by a Summit Affiliate Adviser. Conflicts arise to the extent such personnel manage other private investment funds and/or client accounts, the interests of which conflict with those of the Fund. In addition, terms among Summit Partners Clients differ, including performance fees or allocations, which could provide an incentive to favor one Summit Partners Client over another.
Incentive/Performance Based Fees and Allocation of Opportunities
The existence of an incentive fee or allocation with respect to a private investment fund or separately managed account client (each, a Performance Fee Client) creates an incentive for Summit Partners to cause such client to make more speculative investments than it would otherwise make in the absence of performance-based compensation. The incentive fee
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or allocation creates an incentive for Summit Partners to allocate investment opportunities to better performing Performance Fee Client with higher incentive fees or allocations, or to allocate expenses to certain Summit Partners Clients in order to increase the incentive fee or allocation of the Performance Fee Client.
Summit Partners seeks to address the potential for conflicts of interest in these matters with allocation policies and/or practices that provide that transactions and investment opportunities will be allocated to Summit Partners Clients in accordance with each Summit Partners Client’s investment guidelines and governing documents, as well as other factors that do not include the amount of performance-based compensation received by Summit Partners, the Summit Partners Affiliate Adviser, their affiliates or personnel.
While Summit Partners will allocate investment opportunities in a manner that it believes is fair and equitable to Summit Partners Clients under the circumstances over time and considering relevant factors, there can be no assurance that a Summit Partners Client’s actual allocation of an investment opportunity, if any, or the terms on which that allocation is made, will be as favorable as they would be if the conflicts of interest to which Summit Partners may be subject, discussed herein, did not exist.
Time & Attention
Summit Partners or one or more members of its professional staff manage multiple Summit Partners Clients. Most of the officers and employees responsible for managing one Summit Partners Client will have responsibilities with respect to these other Summit Partners Clients. Conflicts of interest will arise in allocating time, services, or functions of these officers and employees.
Summit Partners and its members, officers, and employees devote as much of their time to the activities of the Summit Partners Clients as they deem necessary and appropriate. Summit Partners and its affiliates are not restricted from forming additional investment funds, from entering into other investment advisory relationships, or from engaging in other business activities, even though such activities may be in competition with the Summit Partners Clients and/or may involve substantial time and resources of Summit Partners. These activities could be viewed as creating a conflict of interest, in that the time and effort of the members of Summit Partners and its officers and employees are not devoted exclusively to the business of the Summit Partners Clients, but are allocated between the business of the Summit Partners Clients and the management of the monies of other advisees of members of Summit Partners.
Conflicts Among Summit Partners Clients
Members of Summit Partners’ and its affiliates professional staff will in certain circumstances express inconsistent views of commonly held investments or market conditions more broadly, including in instances where different portfolio managers express different views regarding the same investment. Therefore, Summit Partners also reserves the right to make independent decisions regarding recommendations about when any particular Summit Partners Client should purchase and sell investments, and Summit Partners and Summit Affiliate Advisers reserve similar rights with respect to the funds that they advise. As a result, a Summit Partners Client may be purchasing an investment at a time when a client advised by Summit Partners or a Summit Affiliate Adviser, including another Summit Partners Client, is selling the same or a similar investment, or vice versa. A Summit Partners Client may invest in opportunities that another Summit Partners Client has declined, and likewise, such Summit Partners Client may decline to invest in opportunities in which another Summit Partners Client has invested. These positions and actions may adversely impact, or in some instances may benefit, certain of the Summit Partners Clients. For example, a Summit Partners Client may buy a security and another Summit Partners Client may establish a short position in that same security. Any such subsequent short sale would result in a decrease in the price of the security which the first Summit Partners Client holds. Conversely, Summit Partners or another Summit Affiliate Adviser may establish a short position in a security for a client it advises and Summit Partners or another Summit Affiliate Adviser may buy that same security for a different client it advises. Any such subsequent purchase would result in an increase of the price of the underlying position in the short sale exposure to a Summit Partners Client’s detriment. On the other hand, potential conflicts will also arise because portfolio decisions regarding a Summit Partners Client have the potential to benefit other Summit Partners Clients. There can be no assurance that the return on one Summit Partners Client’s investments will be the same as the returns obtained by other Summit Partners Clients participating in a given investment. Given the nature of the relevant conflicts, there can be no assurance that any such conflict can be resolved in a manner that is beneficial to both Summit Partners Clients. In that regard, actions may be taken for one or more Summit Partners Clients that adversely affect other Summit Partners Clients.
Private fund clients advised by Summit Partners or a Summit Affiliate Adviser could invest at different or overlapping levels of the capital structure of an issuer in which a Summit Partners Client is invested, which creates a potential for conflicts of interest. Questions may arise subsequently as to whether payment obligations and covenants should be enforced, modified or waived, or whether debt should be refinanced or restructured. In troubled situations, decisions including whether to enforce claims, or whether to advocate or initiate a restructuring or liquidation inside or outside of bankruptcy, and the terms of any
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workout or restructuring will raise conflicts of interest. Because of the different legal rights associated with debt and equity of the same issuer, Summit Partners expects to face a potential conflict of interest in respect of the advice it gives to, and the actions it takes on behalf of a Summit Partners Client versus the advice its affiliate gives to the private fund client such affiliate advises.
Summit Partners intends to vote proxies so as to promote the long-term economic value of the underlying securities, or otherwise in the best interests of the relevant Summit Partners Client, taking into account such factors as it deems relevant in its sole discretion including management’s recommendations for the proxy matters. Conflicts of interest have the potential to arise in voting proxies if different Summit Partners Clients hold different interests (e.g., long vs short) in a company. In certain circumstances, Summit Partners reserves the right to deem it appropriate to refrain from exercising voting or other rights in order to mitigate the relevant potential conflicts.
Implementation of certain of the investment strategies of the Summit Partners Clients may be dependent, in whole or in part, on information obtained by Summit Partners from its affiliates. Such affiliates are not obligated to provide such information to Summit Partners and reserves the right to refrain from providing such information to Summit Partners at any time. There can be no assurance that Summit Partners will receive such information now or in the future.
Conflicts with respect to Trading
Summit Partners or a Summit Affiliate Adviser will come into possession of material, non-public information, and such information may limit the ability of a Summit Partners Client to buy and sell investments. Furthermore, based on their respective investment management activities and potential investment opportunities or existing investments among Summit Partners or Summit Affiliate Advisers may impose restrictions on transactions involving particular issuers in its sole discretion taking into account all factors it deems relevant in the collective interest of Summit Partners and the Summit Affiliate Advisers. In such cases, a Summit Partners Client could be restricted in transactions involving a particular issuer. In addition, Summit Partners may be restricted by contract from using confidential information that it, or a Summit Adviser Affiliate, has for the benefit of a Summit Partners Client. Positions held in companies by funds or other accounts managed by Summit Partners or other Summit Affiliated Advisers may preclude the Fund from owning a security of the same company.
In connection with its services to the Fund and its investments, Summit Partners, its affiliates and personnel expect to receive the benefit of certain tangible and intangible benefits. For example, in the course of Summit Partners’ operations, including research, due diligence, investment monitoring, operational improvements and investment activities, Summit Partners and its personnel expect to receive and benefit from information, “know-how,” experience, analysis and data relating to the Fund’s operations, terms, trends, market demands, investors, vendors and other metrics (collectively, Summit Partners Information). In many cases, Summit Partners Information will include tools, procedures and resources developed by Summit Partners to organize or systematize Summit Partners Information for ongoing or future use. Although Summit Partners expects the Fund generally to benefit from Summit Partners’ possession of Summit Partners Information, it is possible that any benefits will be experienced solely by other or future funds (or by Summit Partners and its personnel) and not by the Fund from which Summit Partners Information was originally received or derived. Summit Partners Information will be the sole intellectual property of Summit Partners and solely for the use of Summit Partners. Summit Partners reserves the right to use, share, license, sell or monetize Summit Partners Information, and the Fund will not receive any financial or other benefit of such use, sharing, licensure, sale or monetization.
Conflict Resolution
Summit Partners and each Summit Affiliate Adviser as it relates to Summit Partners Clients will deal with all conflicts of interest using its reasonable judgment, but in its sole discretion. When conflicts arise among investment funds or accounts managed by Summit Partners or Summit Affiliate Advisers, Summit Partners or the participating Summit Affiliate Adviser will represent the interests of the investment funds or accounts they advise. In resolving conflicts, Summit Partners or the Summit Affiliate Advisers will consider various factors, including the interests of funds and accounts they manage in the context of both the immediate issue at hand and the longer-term course of dealings.
When Summit Partners or a Summit Affiliate Adviser incurs expenses that were related to more than one Summit Partners Client, they will typically allocate such expense among all Summit Partners Clients receiving the benefit of such expenses (in Summit Partners’ sole discretion) and eligible to reimburse expenses of the applicable nature.
Summit Partners will not interpret any applicable exculpation or indemnification provisions in the Sub-Advisory Agreement for the Fund to constitute a waiver of any person’s non-waivable federal fiduciary duties to the relevant Fund under the 1940 Act or the Investment Advisers Act of 1940 (the Advisers Act).
To minimize the effects of these inherent conflicts of interest, Summit Partners and the Summit Affiliate Advisers have adopted and implemented policies and procedures to address the potential conflicts associated with managing multiple Summit Partners Clients. Such policies and procedures are intended to enable Summit Partners and the Summit Affiliate
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Advisers to treat each Summit Parents Client fairly and equitably. Summit Partners has also adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address potential conflicts associated with managing the Fund.
TCW: TCW’s approach to handling conflicts of interest is multi-layered starting with its policies and procedures, the maintenance of a conflicts of interest matrix, reporting and pre-clearance of personal trading and oversight by various committees. On an annual basis TCW reviews its conflicts of interests across its products and businesses, and may update and add specific conflicts of interests pertaining to new products, regulatory priorities, market events, etc. TCW has policies and controls to avoid and/or mitigate conflicts of interest across its businesses. The policies and procedures in TCW's Code of Ethics (the "Code") serve to address or mitigate both conflicts of interest and the appearance of any conflict of interest. The Code contains several restrictions and procedures designed to eliminate conflicts of interest relating to personal investment transactions, including (i) reporting account openings, changes, or closings (including accounts in which an Access Person has a "beneficial interest"), (ii) pre-clearance of non-exempt personal investment transactions (make a personal trade request for Securities) and (iii) the completion of timely required reporting (Initial Holdings Report, Quarterly Transactions Report, Annual Holdings Report and Annual Certificate of Compliance).
In addition, the Code addresses potential conflicts of interest through its policies on insider trading, anti-corruption, an employee's outside business activities, political activities and contributions, confidentiality and whistleblower provisions.
Conflicts of interest may also arise in the management of accounts and investment vehicles. These conflicts may raise questions that would allow TCW to allocate investment opportunities in a way that favors certain accounts or investment vehicles over other accounts or investment vehicles, or incentivize a TCW portfolio manager to receive greater compensation with regard to the management of certain account or investment vehicles. TCW may give advice or take action with certain accounts or investment vehicles that could differ from the advice given or action taken on other accounts or investment vehicles.
When an investment opportunity is suitable for more than one account or investment vehicle, such investments will be allocated in a manner that is fair and equitable under the circumstances to all TCW clients. As such, TCW has adopted policies and procedures around portfolio management and trading and brokerage to address most of these potential conflicts. In addition, TCW has created various committees to review trading and brokerage, the allocation of investment opportunities, performance dispersion, allocation dispersion, cross trades, performance fees and address other issues generally associated with side-by-side management in order to ensure that all of TCW’s clients are treated on a fair and equitable basis.
The respective Equity and Fixed Income Trading and Allocation Committees review trading activities on behalf of client accounts, including the allocation of investment opportunities and address any issues with regard to side-by-side management in order to ensure that all of TCW's clients are treated on a fair and equitable basis. Further, the Portfolio Analytics Committee reviews TCW's investment strategies, evaluates various analytics to facilitate risk assessment, changes to performance composites and benchmarks and monitors the implementation and maintenance of the Global Investment Performance Standards or GIPS® compliance.
Voya: A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Funds. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.
A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.
A portfolio manager may also manage accounts whose objectives and policies differ from those of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.
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A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee. As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.
Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. Voya IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Funds.
Walter Scott:
Introduction. Walter Scott is committed to maintaining the highest standards of integrity and fairness in all its dealings. This Conflicts of Interest Policy (the Policy) is designed to identify, manage, and mitigate potential conflicts of interest that may arise in the course of our business. Conflicts of interest are inherent throughout the investment management business, therefore from the outset Walter Scott has organised its activities to ensure the interests of our clients are always placed first. Walter Scott avoids material conflicts of interest that cannot be managed in the best interests of clients.
Purpose and Scope. The purpose of this Policy is to ensure that Walter Scott and its employees act in the best interests of our clients and avoid engaging in any activities that could compromise our independence, objectivity, or impartiality. This Policy applies to all employees and is intended to comply with the requirements of the Financial Conduct Authority (FCA) and other relevant regulatory authorities.
Walter Scott’s primary regulator, the FCA (FCA Senior Management Arrangements, Systems and Controls [SYSC], Chapter 10, Conflicts of Interest), the Securities Exchange Commission (Investment Advisers Act 1940, Section 206 and General Instructions to Form ADV, General Instruction 3) and the Canadian Securities Administrators (National Instrument 31-103, Section 13.4) require Walter Scott to address any material conflicts of interest in the best interest of our clients and disclose these appropriately. This involves taking reasonable steps to identify existing and foreseeable material conflicts of interest between the firm and the client and everyone acting on the firm’s behalf and the client.
Definition of Conflicts of Interest. A conflict of interest arises when the interests of Walter Scott or its employees may conflict with the interests of our clients, or when the interests of one client may conflict with those of another client. Conflicts of interest can be actual, potential, or perceived, and may include:
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Personal conflicts: Where an employee has a personal interest in a transaction or investment that may influence their decision-making.
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Business conflicts: Where Walter Scott or its employees have a financial interest in a transaction or investment that may influence their decision-making.
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Client conflicts: Where the interests of one client may conflict with those of another client.
Identification & Management of Conflicts of Interest. Walter Scott has established procedures to identify and manage potential conflicts of interest, including:
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Employee training: All employees are reminded of their obligations regarding conflicts of interest and the appropriate procedures for managing such situations.
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Disclosure: Staff are required to disclose any personal or business interests that may give rise to a conflict of interest.
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Registration of interests: Staff are required to register their personal and business interests.
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Chinese walls: Walter Scott maintains Chinese walls to prevent the exchange of material non-public information (MNPI).
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Segregation of duties: Walter Scott segregates duties to prevent any one person or team from having too much influence over a transaction or investment.
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Monitoring and review: Walter Scott regularly monitors and reviews its conflicts of interest procedures to ensure they remain effective.
‘Appropriate steps’ must be taken to identify conflicts of interest and in doing so consideration will be given as to whether the firm and/or employee:
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Is likely to make a financial gain or avoid a loss at the expense of a client.
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Has an interest in the outcome of a service or transaction conducted on behalf of a client which is distinct from that client’s interests.
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Has any incentive to favour the interest of one client over another.
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Carries on the same business as the client.
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Will receive any inducement, such as monies, goods, or services, as a result of providing a service, other than the standard commission and/or fees.
Key Conflicts. Walter Scott has identified the following areas which may give rise to a conflict of interest and has mitigating controls in place to manage these:
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Ownership. Walter Scott is a fully owned subsidiary of the Bank of New York Mellon Corporation (BNY). Walter Scott functions independently from BNY with respect to its investment research, portfolio management, investment administration, and other processes integral to delivering investment management services to clients. The investment decisions within Walter Scott client portfolios are based on its independent investment research.

Owing to legal/stock exchange restrictions Walter Scott may be subject to aggregate ownership limits on some financial instruments as part of the wider BNY group.
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Affiliates. Walter Scott is a research led organisation. As a subsidiary of BNY, Walter Scott is affiliated with certain entities, some of which are utilised by Walter Scott for activities such as distribution, FX trading, client invoicing and IT infrastructure hosting, software, and security. All agreements have been established and will be maintained at arm’s length.

Walter Scott acts as investment advisor/manager to several pooled investment vehicles operated by its affiliates both on a discretionary and non-discretionary basis. All such investment advisory/management services are provided under formal written agreements between both parties.
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Portfolio and Cash Management. The firm’s Portfolio and Cash Management team is responsible for administering Walter Scott’s investment decisions into the structure of portfolios in line with client mandate guidelines and restrictions. The firm’s Investment Management Committee reviews portfolio performance and the dispersion of similarly mandated portfolios.

For the avoidance of doubt portfolios can and do differ between clients, notwithstanding similar strategies. Reasons for such differences include, but are not limited to, the starting date of the mandate and existing portfolio composition, differences between client guidelines and restrictions, client structure, portfolio liquidity, frequency of cash flows, the size of the mandate in question and appropriateness for a particular portfolio, while considering appropriate portfolio diversification.
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Environmental, Social and Governance (ESG). Walter Scott believes that the companies that make the best investments over the long term typically adhere to high ESG standards. As a result, the firm integrates analysis of a company’s ESG status, risks, and opportunities into its investment process. This process has the best financial interest of our clients at its core. We recognise that a company’s ESG characteristics are likely to affect its valuation, and investment returns to varying degrees across companies, sectors, and countries. Consequently, associated actual and potential conflicts of interest may materialise.

Walter Scott has controls in place to mitigate the risk of conflicts of interest across a client base that has widely varying interest in ESG considerations. These mitigating controls include Walter Scott’s investment process being communicated to new and existing clients, an Additional Objective Portfolio (AOP) process for those clients with a sustainability requirement, corporate governance committee oversight and trading restrictions coded into the firm’s trade management system to ensure adherence to client specific investment objectives.
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Financial Instruments Issued by a Client or Client Sponsor. The firm’s clients may be publicly traded companies or corporate-sponsored pension schemes associated with companies in which Walter Scott invests or may invest. Investing in securities issued by a client or corporate pension sponsor may result in a conflict of interest as it may give rise to the perception of the firm seeking support or favour from that client or corporate pension sponsor (e.g. when voting), to the detriment of other clients. Investment in such securities may heighten the risk that such an investment may not be compatible with clients’ investment objectives.

Walter Scott’s thorough research process, collegiate decision making, corporate governance committee oversight and coded trading restrictions (which are designed to prevent a client investing in a security it has issued) each act as a mitigating control.
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Trading Counterparties. All new trading counterparties are approved by the Walter Scott Trading Oversight Group (TOG). The firm’s Investment Operations team maintains a complete list of active approved trading counterparties for
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equity trading. No equity trading is conducted with any executing trading counterparties affiliated with BNY. Walter Scott selects trading counterparties regardless of whether that trading counterparty’s clearing agent is an affiliate of BNY. In general, all securities trading is conducted on an agency basis. Walter Scott does not use trading commissions to pay trading counterparties for any services other than trade execution. No commission sharing arrangements are in place.

A small number of entities with which Walter Scott has a client relationship are affiliated to entities included on Walter Scott’s authorised trading counterparty list. The TOG monitors trading counterparty usage and commission rates paid on a quarterly basis with the Walter Scott Risk & Compliance (R&C) team reviewing this annually.
Trading.
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Aggregation/Execution/Allocation of Trades. It is the general policy of the firm to aggregate purchase or sale trades of the same financial instrument when trading for more than one client. Aggregating trades may transpire to be advantageous or disadvantageous to any client or group of clients. Walter Scott has policies and procedures for best execution and fair allocation. Walter Scott does not cross financial instruments between client accounts.
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Trade Rotation. Following the receipt of any subsequent trades in the same financial instrument to an outstanding aggregated trade (due to other trades having to settle prior to that trade being placed or other reasons) the original aggregated trade will be stopped and a new one started with the relevant changes. In the event that the aggregated trade is actively working in the market when the new trade(s) are received the new trade(s) will not participate in that day’s allocation and will be merged into the block after that day’s trade execution has been reported and fairly allocated amongst the original participants.
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Non-Discretionary (Model Portfolio) Accounts. Where Walter Scott provides securities recommendations as a non-discretionary investment manager (model accounts) there is the potential for conflict between discretionary accounts and such model accounts when competing to trade. Walter Scott believes that parallel communication of investment instructions to the firm’s trading desk and any other applicable financial firm is, as a general rule, appropriate in these circumstances. The potential conflict of trading in the market at the same time is mitigated by the majority of models trading in ADRs, time zone differences, the securities involved having significant trading volumes and/or the typical highly liquid nature of the equities held in portfolios. The firm has controls in place to identify detriment to discretionary clients from simultaneous trading, which is overseen by the TOG.
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Error Correction. Where Walter Scott is responsible for an error, the firm would advise the client and, where necessary and subject to the details of the specific error, recompense the client’s portfolio with appropriate compensation. In all such instances insofar as possible the client(s) will be returned to the position had the error not been made.
Employee Compensation/Personal Trading.
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Compensation. In addition to base salaries, employees of Walter Scott are eligible to participate in the firm’s annual profit share which is a fixed percentage of the firm’s pre-incentive operating profits. For directors and some senior staff, the majority of annual compensation is attributable to profit share. An element of this is deferred via a long-term incentive plan, largely invested in a UK domiciled long term global equity fund sponsored by BNY with Walter Scott acting as investment advisor/manager, and BNY shares. Both have a deferral period which vests on a pro-rata basis over three or four years.
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Employee Equity Transactions. The firm operates strict personal trading rules restricting employees from purchasing shares in any Exchange Traded Fund (ETF) and US mutual fund where Walter Scott is the sub-advisor, and employees may not use discretion to purchase individual securities.

Employees are required to pre-clear transactions in certain financial instruments through the BNY PTA system and attest to quarterly declarations of their holdings at the end of each calendar quarter.

Any inherent conflicts resulting from employees or Walter Scott investing in the same products as clients are therefore managed effectively.
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Outside Interests/Directorships. The firm adheres to the requirements set out by BNY in relation to outside activities, affiliations, or employment which may give the appearance of a conflict of interest or could create a direct conflict between an employee’s interests and those of the firm or its parent BNY. Employees must obtain approval from BNY Ethics Office for certain outside activities prior to proceeding or accepting the position and annual re-approval.
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Insider Trading/Market Abuse. Policies and procedures exist to prevent employees from insider trading (trading upon receipt of material non-public information). Those employees who possess inside or proprietary information must preserve its confidentiality and disclose it only to other employees who have a valid business reason for receiving it.
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Inducements.
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Gifts and Entertainment. Employees are prohibited from giving or accepting anything of value that may be perceived as creating a potential conflict of interest. All gifts or entertainment given or received (apart from those of de minimis value) must be declared with pre-approval required for government entities and where values may exceed pre-determined thresholds. Giving and accepting gifts and entertainment is monitored by the R&C team to ensure these do not influence staff behaviour in a way that conflicts with the interests of clients.
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Sponsorship & Charitable Donations. Within the firm’s governance structure, the Walter Scott Giving Group is responsible for reviewing/approving all charitable donations and sponsorships. The Giving Group operates under a Terms of Reference which specifically states no sponsorship of, or donation for any client is permitted.
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Internships/Work Placement. To ensure there is no preferential treatment given to clients and their relatives when applying or seeking internships/work placement, Walter Scott adheres to the requirements set out by BNY whereby all applications must be routed through a centralised selection process. In addition, employees are required to attest on an annual basis as part of the Code of Conduct questionnaire that they have not hired through a non-recognised selection channel.
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Personal Relationships. Employees of Walter Scott may have close personal or family relationships which could be viewed as a conflict of interest. Familial relationships are disclosed as part of the screening process for new employees and there is an obligation to disclose any new relationships for existing employees. Employees are not permitted to have direct or indirect authority over the employment status of another relative nor can they be able to jointly control transactions.
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Proxy Voting. The firm’s Proxy Voting Policy outlines Walter Scott’s approach to any ambiguity or potential conflicts of interest in relation to proxy voting. The Proxy Voting Policy and associated procedures have been designed to ensure that only the interests of the Walter Scott’s clients influence its voting decisions. Unless instructed to the contrary by a client, Walter Scott performs proxy voting on behalf of its clients. Walter Scott receives documentation on forthcoming votes from custodians and ISS, however, the firm arrives at voting decisions independently, based on company meeting materials and, where required, engagement with the company for additional information.
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Fees and Commissions. Walter Scott’s revenue is derived from investment management fees which align the firm’s and its clients’ interests. The majority of Walter Scott’s clients are charged fees on scales that reflect the value of assets in the client’s account. A few clients operate with performance related fees. Walter Scott does not differentiate in the management of portfolios based on the method of fee calculation or by client type.
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Fee Sharing Arrangements/Referral Fees. In Australia Walter Scott is the investment advisor for funds sponsored and distributed by Macquarie Bank. Walter Scott shares its fees with Macquarie on a pre-arranged scale when Australian or New Zealand investors award Walter Scott a new portfolio instead of investing in the existing funds.

Walter Scott shares fee income with certain affiliates within the wider BNY group under arrangements like those disclosed above. Walter Scott is solely responsible for the payment of these fees which come out of its own revenue. These payments do not increase the fees paid by investors.

Walter Scott does not charge or receive compensation in respect of the sale of securities, private funds, mutual funds, or other investment products. However, certain employees of the firm’s affiliates receive such compensation.
Reporting Potential Conflicts. All employees are required to report actual or potential conflicts of interest to the R&C team as soon as they are identified. Sufficient detail must be provided to accurately assess the conflict and determine what action, if any, should be taken. The Walter Scott Board members are requested to declare any conflicts of interest.
Managing/Monitoring of Conflicts. In addition to the processes and procedures for managing conflicts outlined above Walter Scott’s committees of the board are responsible for review of the firm’s policies and procedures covering all aspects of its operations. Day to day monitoring is conducted by the R&C team using a risk-based programme. The firm maintains a Conflicts of Interest Register which is reviewed on an annual basis with any changes submitted to the Risk & Compliance Committee for review and approval.
Ownership. The Walter Scott Risk & Compliance Committee has ownership of this policy.
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Structure of Compensation
AlphaSimplex: AlphaSimplex believes that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at AlphaSimplex receive a competitive base salary, an incentive bonus opportunity and a benefits package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a long-term incentive compensation program, including potential awards of Virtus restricted stock units (“Virtus RSUs”) with multi-year vesting, subject to Virtus board of directors’ approval. Following is a more detailed description of AlphaSimplex’s compensation structure.
Base Salary. Each portfolio manager is paid a fixed base salary, which is designed to be competitive in light of the individual’s experience and responsibilities. Base salary is determined using compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.
Incentive Bonus. Annual incentive payments are based on targeted compensation levels, adjusted based on profitability, investment performance factors and a subjective assessment of contribution to the team effort. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs and mutual fund investments that appreciate or depreciate in value based on the returns of one or more mutual funds managed by the investment professional. Individual awards consider comparisons of actual investment performance with specific peer group or index measures. For comparison purposes, a fund’s performance is generally measured over one-, three- and five-year periods.
While portfolio manager compensation contains a performance component, this component is adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risk. This approach ensures that investment management personnel remain focused on managing and acquiring securities that correspond to a Fund’s mandate and risk profile and are discouraged from taking on more risk and unnecessary exposure to chase performance for personal gain. We believe we have appropriate controls in place to handle any potential conflicts that may result from a substantial portion of portfolio manager compensation being tied to performance.
Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of AlphaSimplex, including 401(k), health and other employee benefit plans.
American Century: American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2024, it includes the components described below.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of the portfolio managers’ compensation takes the form of an annual bonus. As Chief Investment Officer of Avantis, Mr. Repetto’s annual bonus is tied to average assets under management in the Avantis Investors’ funds. The bonuses of all other portfolio managers are discretionary, allocated by Mr. Repetto based on individual performance. Factors impacting the discretionary bonus may include a portfolio manager’s understanding and improvement of the funds’ investment models, efficient execution of investment decisions, and client interaction.

AQR: The compensation for each of the portfolio managers that is a Principal of AQR is in the form of distributions based on the net income generated by AQR and each Principal’s relative ownership in AQR. A Principal’s relative ownership in AQR is based on a number of factors including contribution to the research process, leadership and other contributions to AQR. There is no direct linkage between assets under management, Fund performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues and presumably net income allocable to the Principal.

The compensation for the portfolio managers that are not Principals of AQR primarily consists of a fixed base salary and a discretionary bonus (Total Compensation). Total Compensation is reviewed at least annually under a formal review program and changes are made based on a number of factors including firm performance, market rates for specific roles and an individual’s performance. Job performance contributes significantly to the determination of any Total Compensation increase; other factors, such as seniority are also considered. A portfolio manager’s Total Compensation is not based on any specific fund’s or strategy’s assets under management or performance, but is affected by the overall performance of the firm.

Each portfolio manager is also eligible to participate in AQR’s 401(k) retirement plan which is offered to all employees of AQR.
Statement of Additional Information – January 1, 2026

Arrowstreet: Arrowstreet’s compensation system is designed to attract, motivate and retain talented professionals. Arrowstreet’s compensation structure for investment professionals consists of a competitive base salary and bonus. Bonuses are paid on an annual basis. Bonus targets are set for each individual at each review period, typically the start of every year.
Baillie Gifford: Compensation arrangements within Baillie Gifford vary depending upon whether the individual is an employee or partner of Baillie Gifford & Co.
Baillie Gifford’s compensation package for staff is oriented towards rewarding long term contributions to both investment performance and the business overall. The partners are the sole owners of the firm and share directly in its profits. In this respect, the compensation and incentive package of senior executives is directly related to both performance and retention of existing clients, achieved through providing excellent investment service.
Baillie Gifford’s remuneration approach emphasises the importance of client outcomes and aligns more closely with its long-term investment approach.
A firm-wide bonus may be paid annually. Additionally, staff may receive a bonus through the Long-Term Profit Award scheme, sharing in the firm’s long-term performance.
The remuneration for non-partner staff at Baillie Gifford has three key elements: (i) base salary, (ii) an Annual Performance Award and (iii) a Long-Term Profit Award. In addition, staff are eligible for the firm’s health and welfare benefits available to all Baillie Gifford employees.
Annual Performance Award (APA)
All members of staff participate in the APA arrangement and are allocated to a level within the APA in line with the size, scope, and function of their role. There are five levels for the annual performance award, each with a different level of maximum award, relevant to the area of the business that each member is part of.
The APA calculation is determined based on the business area that the staff member is aligned to.
Long Term Profit Award (LTPA)
In addition to the annual performance award, all members of staff have the opportunity to participate in the LTPA. This award provides an annual payment to staff determined by the firm’s profitability, enabling staff to share in, and have a direct link to, the long-term prosperity of the firm.
The LTPA calculation is determined by the firm’s profitability and staff are aligned to one of ten levels.
Deferral
All staff defer between 10% and 40% of their total annual variable remuneration (both APA and LTPA elements). Awards deferred are held for a period of three years and are invested in a range of funds managed by Baillie Gifford that broadly reflect the firm’s investment policy.
Partners of Baillie Gifford & Co. Jenny Davis, Donald Farquharson, Roderick Snell and Tom Walsh are partners of Baillie Gifford & Co.
The remuneration of Baillie Gifford & Co. partners comprises Baillie Gifford & Co. partnership profits, which are distributed as:
base salary; and
a share of the partnership profits.
The profit share is calculated as a percentage of total partnership profits based on seniority and role within Baillie Gifford & Co. The basis for the profit share is detailed in the Baillie Gifford & Co. Partnership Agreement. The main staff benefits such as pension schemes are not available to partners and therefore partners provide for benefits from their own personal funds. Partners in their first few years additionally receive a bonus. The bonuses are calculated in the same way as those for staff but exclude the deferred element. A proportion of the bonus paid will be retained to be used to buy capital shares in the partnership.

Boston Partners: All investment professionals receive a compensation package comprised of an industry competitive base salary and a discretionary bonus and long-term incentives. Through our bonus program, key investment professionals are rewarded primarily for strong investment performance.

Typically, bonuses are based upon a combination of one or more of the following four criteria:

1. Individual Contribution: an evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year;

2. Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return;
Statement of Additional Information – January 1, 2026

3. Investment Team Performance: the financial results of the investment group; and

4. Firm-wide Performance: the overall financial performance of Boston Partners.

Boston Partners professional compensation consultants with asset management expertise to annually review our practices to ensure that they remain highly competitive.

Causeway: Ms. Ketterer and Mr. Hartford, the chief executive officer and president of Causeway, respectively, receive annual salary and are entitled, as controlling owners of the firm’s parent holding company, to distributions of the holding company’s profits based on their ownership interests. They do not receive incentive compensation. The other portfolio managers receive salary and may receive incentive compensation (including potential cash, awards of growth units, or awards of equity units). Portfolio managers also receive, directly or through estate planning vehicles, distributions of profits based on their minority ownership interests in the firm’s parent holding company. Causeway’s Compensation Committee, weighing a variety of objective and subjective factors, determines salary and incentive compensation and, subject to approval of the holding company’s Board of Managers, may award equity units. Portfolios are team-managed and salary and incentive compensation are not based on the specific performance of the Fund or any single client account managed by Causeway but take into account the performance of the individual portfolio manager, the relevant team and Causeway’s overall performance and financial results. The performance of stocks selected for Fund and client portfolios within a particular industry or sector over a multi-year period relative to appropriate benchmarks will be relevant for portfolio managers assigned to that industry or sector. Causeway takes into account both quantitative and qualitative factors when determining the amount of incentive compensation awarded, including the following factors: individual research contribution, portfolio and team management contribution, group research contribution, client service, mentoring, and recruiting contribution, and other contributions to client satisfaction and firm development. The assessment of these factors takes into account both current and future risks and different factors can be weighed differently.
Columbia Management: Portfolio manager direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock or, for more senior employees, both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Columbia Funds, in most cases including the Columbia Funds the portfolio manager manages.
Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.
Under the Columbia Management annual incentive plan for investment professionals, awards are discretionary, and the amount of incentive awards for investment team members is variable based on (1) an evaluation of the investment performance of the investment team of which the investment professional is a member, reflecting the performance (and client experience) of the funds or accounts the investment professional manages and, if applicable, reflecting the individual’s work as an investment research analyst, (2) the results of a peer and/or management review of the individual, taking into account attributes such as team participation, investment process followed, communications, and leadership, and (3) the amount of aggregate funding of the plan determined by senior management of Columbia Threadneedle Investments and Ameriprise Financial, which takes into account Columbia Threadneedle Investments revenues and profitability, as well as Ameriprise Financial profitability, historical plan funding levels and other factors. Columbia Threadneedle Investments revenues and profitability are largely determined by assets under management. In determining the allocation of incentive compensation to investment teams, the amount of assets and related revenues managed by the team is also considered, alongside investment performance. Individual awards are subject to a comprehensive risk adjustment review process to ensure proper reflection in remuneration of adherence to our controls and Code of Conduct.
Investment performance for a fund or other account is measured using a scorecard that compares account performance against benchmarks, custom indexes and/or peer groups. Account performance may also be compared to unaffiliated passively managed ETFs, taking into consideration the management fees of comparable passively managed ETFs, when available and as determined by the Investment Manager. Consideration is given to relative performance over the one-, three- and five-year periods, with the largest weighting on the three-year comparison. For individuals and teams that manage multiple strategies and accounts, relative asset size is a key determinant in calculating the aggregate score, with weighting typically proportionate to actual assets. For investment leaders who have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. Exceptions to this general approach to bonuses exist for certain teams and individuals.
Statement of Additional Information – January 1, 2026

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.
Deferred compensation awards are designed to align participants’ interests with the investors in the Columbia Funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia Funds. Employees have the option of selecting from various Columbia Funds for their deferral account, however portfolio managers must (other than by strict exception) allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia Fund(s) they manage. Deferrals vest over multiple years, so they help retain employees.
For all employees the benefit programs generally are the same and are competitive within the financial services industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.
Columbia Management – Tech Team: Portfolio manager compensation is typically comprised of (i) a base salary and (ii) an annual cash bonus. The annual cash bonus, and in most instances the base salary, are paid from a team compensation pool that is based on fees and performance of the accounts managed by the portfolio management team, which include mutual funds, wrap accounts, institutional portfolios and hedge funds.
The percentage of management fees on mutual funds that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe.
The pool is also funded by a percentage of the management fees on long-only institutional separate accounts, that percentage being based on the source of the account in question, and by a fixed percentage of management fees on hedge funds and separately managed accounts that follow a hedge fund mandate.
The percentage of performance fees on hedge funds and separately managed accounts that follow a hedge fund mandate that fund the bonus pool is based on the absolute level of each hedge fund’s current year investment return.
For all employees, the benefit programs generally are the same and are competitive within the financial services industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

Conestoga: Each of the Fund’s portfolio managers is a partner of Conestoga. As such, each portfolio manager receives a share of Conestoga’s annual profits, as specified in the manager’s partnership agreement with Conestoga, from Conestoga’s management of the Fund and all other accounts.

Crabel: Crabel employees are compensated with a competitive salary and have the opportunity for a discretionary bonus. An employee’s individual performance and the performance of the firm are factors considered when determining the bonus amount. Certain senior executives participate as profits interest owners of the firm. Portfolio manager compensation related to individual strategy performance is variable, generally determined based on a percentage of the fees earned from the aggregate assets of each strategy. Managers are not compensated if they meet or exceed an index or other performance target or based on the performance of a strategy. Each strategy is designed to achieve a specific volatility target, which an investor expects to achieve. Due to the systematic nature of Crabel’s trading, managers do not have sole discretion to modify strategy parameters or to enter discretionary trades as a way to influence performance of the strategy. In any year that the firm receives performance-based fees, a portfolio manager, along with all other firm employees, may receive higher total compensation based on the firm’s overall profitability in such year. Compensation is reviewed periodically to ensure all employee compensation is competitive and reflects the role of the individual employee including responsibility, job complexity, performance, and job market conditions.
Diamond Hill: Diamond Hill portfolio managers are paid a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of clients and shareholders, all portfolio managers also participate in an annual cash and equity incentive compensation program that is based on:
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The long-term pre-tax investment performance of the fund(s) that they manage and the related investment composite(s) of Diamond Hill,
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Diamond Hill’s assessment of the investment contribution they make to strategies they do not manage,
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Diamond Hill’s assessment of each portfolio manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback and collaboration, and
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Diamond Hill’s assessment of each portfolio manager’s contribution to client service, marketing to prospective clients and investment communication activities. Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis).
Statement of Additional Information – January 1, 2026

Incentive compensation is paid annually from an incentive pool that is determined based on several factors including investment results in client portfolios, revenues, employee performance, and industry operating margins. Portfolio manager compensation is not directly tied to product asset growth or revenue; however, both of these factors influence the size of the incentive pool and therefore indirectly contribute to portfolio manager compensation. Incentive compensation is subject to review and oversight by the compensation committee of Diamond Hill’s parent firm, Diamond Hill Investment Group, Inc. The compensation committee is comprised of independent outside members of the board of directors. The portfolio managers are also eligible to participate in the Diamond Hill Investment Group, Inc. 401(k) plan and related company match. Diamond Hill Investment Group, Inc. also has two deferred compensation plans whereby each portfolio manager may voluntarily elect to defer a portion of their incentive compensation. Any deferral of incentive compensation must be invested in Diamond Hill Funds for the entire duration of the deferral.

Hotchkis & Wiley: Hotchkis & Wiley’s investment team, including portfolio managers, is compensated in various forms, which may include a base salary, bonus, profit sharing, and equity ownership. Compensation is used to reward, attract, and retain high- quality investment professionals. The Investment team is evaluated and accountable at three levels. The first level is individual contribution to the research and decision-making process, including the quality and quantity of work achieved. The second level is teamwork, generally evaluated through contribution within sector teams. The third level pertains to overall portfolio and firm performance.

Fixed salaries and discretionary bonuses for investment professionals are determined by the Chief Executive Officer of Hotchkis & Wiley using tools which may include annual evaluations, compensation surveys, feedback from other employees, and advice from members of Hotchkis & Wiley’s Executive and Compensation Committees. The amount of the bonus is determined by the total amount of Hotchkis & Wiley’s bonus pool available for the year, which is generally a function of revenues. No investment professional receives a bonus that is a pre-determined percentage of revenues or net income. Compensation is thus subjective rather than formulaic. The portfolio managers of the Fund own equity in Hotchkis & Wiley. Hotchkis & Wiley believes that the employee ownership structure of the firm will be a significant factor in ensuring a motivated and stable employee base going forward. Hotchkis & Wiley believes that the combination of competitive compensation levels and equity ownership provides Hotchkis & Wiley with a demonstrable advantage in the retention and motivation of employees. Portfolio managers who own equity in Hotchkis & Wiley receive their pro rata share of Hotchkis & Wiley’s profits. Investment professionals may also receive contributions under Hotchkis & Wiley’s profit sharing/401(k) plan.
Jacobs Levy: Each portfolio manager receives a fixed salary and a percentage of the profits of Jacobs Levy, which is based upon the portfolio manager’s ownership interest in the firm. Jacobs Levy’s profits are derived from the compensation the firm receives from managing client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “basic fee”). For some accounts, the firm’s compensation is adjusted based upon the performance of the account compared to a benchmark. The type of performance-adjusted compensation, the applicable measurement period and the benchmark vary by client. In some cases, the basic fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm is entitled to the basic fee and a fee or allocation which is based on a percentage of the account performance in excess of a benchmark.
JPMIM: JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM Portfolio Managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:
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Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;
Statement of Additional Information – January 1, 2026

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The scale and complexity of their investment responsibilities;
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Individual contribution relative to the client’s risk and return objectives;
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Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
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Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.
Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.
For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.
In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).
To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:
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Reducing or altogether eliminating annual incentive compensation;
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Canceling unvested awards (in full or in part);
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Clawback/recovery of previously paid compensation (cash and / or equity);
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Demotion, negative performance rating or other appropriate employment actions; and
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Termination of employment.
The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.
In evaluating each portfolio manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:
Name of Fund	Benchmark
Multi-Manager Small Cap Equity Strategies Fund	Russell 2000® Growth Index

Loomis Sayles: Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients.

Equity Manager

Mr. Hamzaogullari’s compensation has four components: a competitive base salary, an annual incentive bonus driven by investment performance, participation in a long-term incentive plan (with an annual and a post-retirement payout), and a revenue sharing bonus if certain revenue thresholds and performance hurdles are met.

Maximum variable compensation potential is a multiple of base salary and reflects performance achievements relative to peers with similar disciplines. The performance review considers the asset class, manager experience, and maturity of the product. The incentive compensation is based on trailing strategy performance and is weighted at one third for the three-year period, one third for the five-year period and one third for the ten-year period. He also receives performance based compensation as portfolio manager for a private investment fund. The Firm’s senior management reviews the components annually
Statement of Additional Information – January 1, 2026

In addition, Mr. Hamzaogullari participates in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). He may also participate in the Loomis Sayles deferred compensation plan which requires all employees to defer 50% of their annual bonus if in excess of a certain dollar amount, except for those employees who will be age 61 or older on the date the bonus is awarded. These amounts are deferred over a two year period with 50% being paid out one year from the bonus anniversary date and the second 50% being paid out two years from the bonus anniversary date. These deferrals are deposited into an investment account on the employee's behalf, but the employee must be with Loomis Sayles on the vesting dates in order to receive the deferred bonus.

Fixed Income Managers

Loomis Sayles believes that Portfolio Manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or bonus potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. The annual bonus is incentive-based and generally represents a significant multiple of base salary. The bonus is based on three factors: investment performance, profit growth of the firm, and personal conduct. Investment performance is the primary component of the annual bonus and generally represents at least 60% of the total for fixed-income managers. The other factors are used to determine the remainder of the annual incentive bonus, subject to the discretion of the Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

The investment performance component of the annual incentive bonus depends primarily on investment performance against benchmark and/or against peers within similar disciplines. The score is based upon the product’s institutional composite performance; however, adjustments may be made if there is significant dispersion among the returns of the composite and accounts not included in the composite. For most products, the product investment score compares the product’s rolling three year performance over the past nine quarters (a five year view) against both a benchmark and a peer group established by the CIO. The scoring rewards both the aggregate excess performance of the product against a benchmark and the product’s relative rank within a peer group. In addition, for fixed income products, the performance score rewards for the consistency of that outperformance and is enhanced if over the past five years it has kept its rolling three-year performance ahead of its benchmark. Managers working on several product teams receive a final score based on the relative revenue weight of each product.

Portfolio managers may also participate in the three segments of the long-term incentive program. The amount of the awards for each segment are dependent upon role, industry experience, team and firm profitability, and/or investment performance.

General

The core elements of the Loomis Sayles compensation plan include a base salary, an annual incentive bonus, and, for senior investor and leadership roles, a long-term incentive bonus. The base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. The annual incentive bonus and long term incentive bonus is driven by a variety of factors depending upon the specific role. Factors include investment performance, individual performance, team and firm profitability, role, and industry experience. Both the annual and long term bonus have a deferral component. Loomis Sayles has developed and implemented three long-term incentive plan segments to attract and retain investment talent.

For the senior-most investment roles, a Long Term Incentive Plan provides annual grants relative to the role, and includes a post retirement payment feature to incentivize effective succession management. Participation is contingent upon signing an award agreement, which includes a non-compete covenant. The second and third Long Term Incentive Plans are constructed to create mid-term alignment for key positions, including a two year deferral feature. The second plan is role based, and the third is team based which is more specifically dependent upon team profitability and/or investment performance.

In addition, Loomis Sayles also offers a profit sharing plan for all employees and a defined benefit plan for employees who joined the firm prior to May 3, 2003. The profit sharing contribution to the retirement plan of each employee is based on a percentage of base salary (up to a maximum amount). The defined benefit plan is based on years of service and base compensation (up to a maximum amount).

Los Angeles Capital: Los Angeles Capital’s portfolio managers participate in a competitive compensation program that is aimed at attracting and retaining talented employees with an emphasis on disciplined risk management, ethics and compliance-centered behavior. No component of Los Angeles Capital’s compensation policy or payment scheme is tied directly to the performance of one or more client portfolios or funds.

Each of Los Angeles Capital’s portfolio managers receives a base salary fixed from year to year. In addition, the portfolio managers participate in Los Angeles Capital’s profit-sharing plan. The aggregate amount of the contribution to Los Angeles Capital’s profit-sharing plan is based on overall firm profitability with amounts paid to individual employees based on their
Statement of Additional Information – January 1, 2026

relative overall compensation up to applicable legal limits. Each of the portfolio managers also is an equity holder of Los Angeles Capital and receives compensation based upon the firm’s overall profits. Certain portfolio managers are also eligible to receive a discretionary bonus from Los Angeles Capital.

Manulife: Manulife Asset Management has designed its compensation plan to effectively attract, retain and reward top investment talent. The incentive plan is designed to align and reward investment teams that deliver consistent value added performance for the company’s client and partners through world-class investment strategies and solutions.
Investment professionals are compensated with a combination of base salary and incentives as detailed below.
Base salaries
Base salaries are market-based and salary ranges are periodically reviewed. Individual salary adjustments are based on individual performance against mutually-agreed-upon objectives and development of technical skills.
Incentives — Short- and Long-Term
All investment professionals (including portfolio managers, analysts and traders) are eligible for participation in a short and long term investment incentive plan. These incentives are tied to performance against various objective and subjective measures, including:
Investment Performance — Performance of portfolios managed by the investment team. This is the most heavily weighted factor and it is measured relative to an appropriate benchmark or universe over established time periods.
Financial Performance — Performance of Manulife Asset Management and its parent corporation.
Non-Investment Performance — Derived from the contributions an investment professional brings to Manulife Asset Management.
Awards under this plan include:
Annual Cash Awards
Deferred Incentives — One hundred percent of this portion of the award is invested in strategies managed by the team/individual as well as other Manulife Asset Management strategies.
Manulife equity awards — Investment professionals that are considered officers of Manulife receive a portion of their award in Manulife Restricted Share Units (RSUs) or stock options. This plan is based on the value of the underlying common shares of Manulife.

MidOcean: MidOcean believes in fostering a team-oriented environment where its professionals are rewarded for their contributions to the team and where incentives are aligned with our limited partners.

For the majority of the MidOcean team, compensation is comprised of a base salary and discretionary bonus. As part of the discretionary bonus for certain employees, a portion of the bonus may be deferred and invested in MidOcean products.

MidOcean created a compensation structure that aligns the senior leadership with the profitability and overall outcomes of the credit business. In general, the senior investment team receives a base salary and a bonus based upon profits of the credit business. In addition, members of the team are entitled to a portion of the unearned carried interest in funds that have back-ended incentive fee structures.

There is also an incentive program in place to encourage cooperation across the platform. These incentives enable the senior team to participate in the net profits of the aggregate MidOcean platform.

Finally, each senior investment team member has been awarded an equity interest in MidOcean that vests over time. This equity interest entitles each participant to an interest in sale proceeds over a certain threshold if the firm were to sell MidOcean or an interest in MidOcean.

PGIM Fixed Income: The base salary of an investment professional in the PGIM Fixed Income unit of PGIM is primarily based on market data relative to similar positions as well as the past performance, years of experience and scope of responsibility of the individual. PGIM Fixed Income is allocated an overall incentive pool based on the investment and financial performance of the business. Incentive compensation for investment professionals, including the annual cash bonus, the long-term equity grant and grants under PGIM Fixed Income’s long-term incentive plans, is primarily based on such person’s contribution to PGIM Fixed Income’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines, risk parameters, and its compliance risk management and other policies, as well as market-based data such as compensation trends and levels of overall compensation for similar positions in the asset management industry. In addition, an investment professional’s qualitative contributions to the organization and its commercial success are considered in determining incentive compensation. Incentive compensation is not solely based on the performance of, or value of assets in, any single account or group of client accounts.
Statement of Additional Information – January 1, 2026

The PGIM Fixed Income unit within PGIM Limited (“PGIM Fixed Income (U.K.)”) has adopted a remuneration policy in relation to activities conducted through the entities authorized and regulated by the FCA in the United Kingdom. The remuneration policy is intended to be compliant with the United Kingdom’s Investment Firms Prudential Regime (“IFPR”) and governs the remuneration of PGIM Fixed Income (U.K.) staff and “material risk takers” of PGIM Fixed Income (U.K.) including those that are based outside the United Kingdom.
An investment professional’s annual cash bonus is paid from an annual incentive pool. The pool is developed as a percentage of PGIM Fixed Income’s operating income and the percentage used to calculate the pool may be refined by factors such as:
- business initiatives;
- the number of investment professionals receiving a bonus and related peer group compensation;
- financial metrics of the business relative to those of appropriate peer groups; and
- investment performance of portfolios: relative to appropriate peer groups: and/or as measured against relevant investment indices.
Long-term compensation consists of Prudential Financial, Inc. restricted stock and grants under the long-term incentive plan and targeted long-term incentive plan. The long-term incentive plan is intended to align compensation with investment performance. The targeted long-term incentive plan is intended to align the interests of certain of PGIM Fixed Income’s investment professionals with the performance of the particular alternative investment strategies or commingled investment vehicles they manage. Grants under the long-term incentive plan and targeted long-term incentive plan are participation interests in notional accounts with a beginning value of a specified dollar amount. For the long-term incentive plan, the value attributed to these notional accounts increases or decreases over a defined period of time based on the performance of investment composites representing a number of PGIM Fixed Income’s investment strategies. With respect to targeted long-term incentive awards, the value attributed to the notional accounts increases or decreases over a defined period of time based (as applicable) on the performance of either a composite of particular alternative investment strategies or a commingled investment vehicle. An investment composite is an aggregation of accounts with similar investment strategies. In addition, PGIM Fixed Income may, in the future, grant carried interest awards which would allow certain investment professionals to receive a portion of the carried interest or other performance-related remuneration related to an investment vehicle or mandate. The CEO of PGIM Fixed Income also receives performance shares which represent the right to receive shares of Prudential Financial, Inc. common stock conditioned upon, and subject to, the achievement of specified financial performance goals by Prudential Financial, Inc. Each of the restricted stock, grants under the long-term incentive plans, and performance shares is subject to vesting requirements.
PGIM Quantitative Solutions: PGIM Quantitative Solutions’ investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. PGIM Quantitative Solutions regularly utilizes third party surveys to compare its compensation program against leading asset management firms to monitor competitiveness. An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to PGIM Quantitative Solutions’ goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the performance of certain PGIM Quantitative Solutions strategies, and (ii) 20% of the value of the grant consists of restricted stock of Prudential Financial, Inc. (PGIM Quantitative Solutions’ ultimate parent company). The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of the Fund (or any other individual account managed by PGIM Quantitative Solutions) or the value of the assets of the Fund (or any other individual account managed by PGIM Quantitative Solutions).
The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing PGIM Quantitative Solutions’ various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which PGIM Quantitative Solutions’ strategies are managed, and 2) business results as measured by PGIM Quantitative Solutions’ pretax income.
Pyrford: Compensation for the portfolio managers of Pyrford consists of base salary, discretionary performance bonuses, and other benefits. Base salaries are reviewed on an annual basis to ensure alignment with the external market. Discretionary performance bonuses vary according to business and individual performance and are provided in a combination of cash and deferred equity-based awards for employees at higher levels of compensation. Portfolio managers also may have a long-term incentive program consisting of restricted share units or other units linked to the performance of Pyrford.
Statement of Additional Information – January 1, 2026

Pyrford ensures that its compensation programs provide for clear alignment between pay and sustained business, client and individual performance as well as recognize behaviors which align to core values and contribute to the success of Pyrford and Pyrford clients. The compensation programs are designed to support and promote effective risk management, aligned to clients’ risk objectives and the corporate risk appetite at Pyrford’s parent company and reflect local regulatory and legal requirements. The approach to compensation does not encourage excessive risk-taking that exceeds tolerated levels of risk.
With respect to any perceived conflicts of interest relating to the payment model, the risk management focus of the investment process drives all key decision making. Likewise, individual compensation is weighted more toward long term profit from fee-based client relationships than it is on short term performance, which further motivates the team to achieve stable long-term fee-based relationships through consistent benchmark outperformance and capital preservation. Finally, the deferred equity-linked component of the incentive compensation plan promotes a long-term interest in firm value.
Summit Partners: Summit Partners, L.P. believes it offers Mr. Furse a competitive, market-based compensation structure. Summit Partners, L.P. regularly evaluates market compensation metrics for both new hires and current portfolio managers. Mr. Furse receives a competitive fixed rate base salary and is eligible for variable incentives, including:
■
Performance-Based Bonuses: Mr. Furse is eligible to receive a performance-based bonus on an annual basis. Mr. Furse’s performance is measured, in conjunction with several other factors, by pre-tax, or gross, prior calendar year performance of the private funds for which he was responsible for, as well as the performance of Summit Partners as a firm.
■
General Partner Interests: Mr. Furse holds an interest in the general partner of private funds sponsored by Summit Partners, through which Mr. Furse may share in incentive compensation allocated or paid by such private funds. Mr. Furse may also receive carried interest grants through the general partner of certain private equity funds sponsored by Summit Partners’ affiliated adviser, Summit Partners, L.P. Mr. Furse has lock-up provisions and other customary terms in his employment contract.
■
Employee Co-Invest: Mr. Furse is eligible to participate in an employee co-investment program that allows him to participate in certain private equity deals alongside the private equity funds sponsored by Summit Partners, L.P. Eligibility and contribution limits are determined, among many factors, by seniority and position.
TCW: The overall objective of TCW’s compensation program for portfolio managers is to attract experienced and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, bonus and equity incentive participation in TCW’s parent company (“equity incentives”). Bonus and equity incentives generally represent most of the portfolio managers’ compensation.
Salary. Salary is agreed to with portfolio managers at the time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.
Discretionary Bonus/Guaranteed Minimums. Discretionary bonuses are paid by the applicable TCW entity. Also, pursuant to contractual arrangements, some portfolio managers may receive minimum bonuses.
Equity Incentives. Management believes that equity ownership aligns the interests of portfolio managers with the interests of the firm and its clients. Accordingly, TCW’s key investment professionals participate in equity incentives through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of TCW’s parent company.
Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the applicable TCW Group’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

Thames River Capital: Compensation for the portfolio managers of Thames River Capital consists of base salary, a performance bonus, and other benefits. Base salaries are reviewed on an annual basis to ensure alignment with the external market. Performance bonuses vary according to business performance and are awarded in a combination of upfront and deferred cash awards which promotes alignment to the long-term interests of clients. Thames River Capital ensures that recommendations for performance bonuses are fair and equitable and neither incentivise inappropriate risk-taking nor reward poor conduct.

Threadneedle: Direct compensation is typically comprised of a base salary, a fixed role-based allowance paid monthly alongside salary and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and fund-linked deferred compensation compliant with European regulatory requirements in its structure and delivery vehicles. Equity incentive awards are made in the form of Ameriprise Financial
Statement of Additional Information – January 1, 2026

restricted stock, or for senior employees outside our fund management teams both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Threadneedle funds, in most cases including the funds the portfolio manager manages.
Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.
Annual incentive awards and pool funding are variable and are designed to reward:
■
Investment performance, both at the individual and team levels
■
Client requirements, in particular the alignment with clients through a mandatory deferral into the company’s own products, compliant with local regulation in particular the UCITS V requirements
■
Team cooperation and values
Individual awards are subject to a comprehensive risk adjustment review process to ensure proper reflection in remuneration of adherence to Threadneedle’s controls and Code of Conduct.
Scorecards are used to measure performance of Threadneedle funds and other accounts managed by the employee. Performance is measured versus peer or benchmark performance as appropriate, in addition to performance compared to unaffiliated passively managed ETFs, taking into consideration the management fees of comparable passively managed ETFs, when available and as determined by the Investment Manager. Performance is measured using 1-year, 3-year, and 5-year performance, weighted 10% on the 1-year, 60% on the 3-year, and 30% on the 5-year. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable.
Incentive compensation for senior investment professionals is subject to a minimum 40% deferral as required by local regulation, rising to 60% for higher awards. Half of that deferred portion is delivered in units linked to the performance of Threadneedle funds and the remainder through Ameriprise Financial equity plans.
The equity portion of those deferred incentive awards is designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.
The fund-linked deferred compensation awards are designed to align participants’ interests with the investors in the funds and other accounts they manage, and to incentivize collaboration and idea-sharing across teams and products. The value of the deferral account is based on the performance of those funds. Employees have the option of selecting from various internal funds for their fund deferral account; a portion of this deferral is subject to mandatory allocation to Threadneedle’s multi-asset funds to drive cross-business idea sharing and alignment. Fund-linked deferrals vest over multiple years, so they help to retain employees and to align their longer-term interests with those of the investor in line with local regulatory best practice.
Exceptions to this general approach to bonuses exist for certain teams and individuals. Funding for the bonus pool is determined by management and overseen by the EMEA Remuneration Committee, and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and the asset management business profitability for the year, which is largely determined by assets under management.
For all employees the benefit programs generally are the same and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Health Care, Life Insurance, Long Term Disability Insurance, and retirement savings plans.
Voya: Compensation consists of: (i) a fixed base salary; (ii) a bonus, which is based on Voya performance, one-, three-, and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, Voya Financial, Inc. and/or a notional investment in a pre-defined set of Voya sub-advised funds.
Portfolio managers are also eligible to receive an annual cash incentive award delivered in some combination of cash and a deferred award in the form of Voya stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas.
Statement of Additional Information – January 1, 2026

The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall Voya scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.
Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall Voya performance and 75% attributable to their specific team results (65% investment performance, 5% net cash flow, and 5% revenue growth).
Voya’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan.
Participants receive annual awards determined by the management committee based largely on investment performance and contribution to firm performance. Plan awards are based on the current year’s performance as defined by the Voya component of the annual incentive plan. Awards typically include a combination of performance shares, which vest ratably over a three-year period, and Voya restricted stock and/or a notional investment in a predefined set of Voya sub-advised funds, each subject to a three-year cliff-vesting schedule. If a portfolio manager’s base salary compensation exceeds a particular threshold, he or she may participate in Voya’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, Voya stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.
Walter Scott: For Executive Directors, members of the Research team and some senior staff, the majority of annual compensation comprises a share of the firm’s profits. An element of this is deferred via a long-term incentive plan and invested in a global equity fund of which Walter Scott is the investment adviser. For some other roles the long-term incentive plan is in BNY stock. Both have a deferral period which vests on a pro-rata basis over three or four years.
Statement of Additional Information – January 1, 2026

The Administrator
Columbia Management Investment Advisers, LLC (which is also the Investment Manager) serves as administrator of the Funds. State Street serves as a sub-administrator to the Funds. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street provides certain sub-administration services to the Funds, including fund accounting and financial reporting services. State Street is located at One Congress Street, Boston, MA 02114.
The Distributor
Columbia Management Investment Distributors, Inc. (the Distributor), 290 Congress Street, Boston, MA 02210, an indirect wholly-owned subsidiary of Ameriprise Financial and an affiliate of the Investment Manager, serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use reasonable efforts to find purchasers for the shares of the Funds.
Distribution Obligations
Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trusts or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use reasonable efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities as it deems reasonable and which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trusts pursuant to Rule 12b-1 under the 1940 Act. See Investment Management and Other Services – Distribution and/or Servicing Plans for more information about the share classes for which the Trusts have adopted a Distribution Plan. Compensation of sales personnel who market the Funds to financial intermediaries (wholesalers) is based on a percentage of gross fund sales in accordance with an established commission schedule which is the same for similar Fund categories but can vary by financial intermediary, and higher compensation may be paid for new Fund launches, as well as Funds whose investment strategies have been materially modified. In addition to commissions, wholesalers are eligible for periodic incentive awards.
See Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Investment Manager and its affiliates.
The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trusts (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.
Underwriting Commissions Paid by the Funds
The Distributor received commissions and other compensation for its services as reflected in the following charts, which show amounts paid to the Distributor, as well as amounts the Distributor retained, after paying commissions, for the three most recently completed fiscal years.
Sales Charges Paid to, and Retained by, Distributor
	Sales Charges Paid to Distributor			Amount Retained by Distributor After Paying Commissions
Fund	2025	2024	2023	2025	2024	2023
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$690,482	$693,854	$804,542	$105,665	$104,782	$123,039
Capital Allocation Conservative Portfolio	37,936	34,261	76,437	6,015	6,688	17,425
Capital Allocation Moderate Aggressive Portfolio	644,390	698,117	828,772	100,743	106,715	128,045
Capital Allocation Moderate Conservative Portfolio	113,772	128,751	152,358	17,291	20,694	26,843
Capital Allocation Moderate Portfolio	471,576	479,053	635,475	71,356	73,541	99,054
Income Builder Fund	127,576	150,985	431,150	21,077	26,972	99,910
Statement of Additional Information – January 1, 2026

	Sales Charges Paid to Distributor			Amount Retained by Distributor After Paying Commissions
Fund	2025	2024	2023	2025	2024	2023
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$38,248	$108,804	$155,083	$5,958	$16,804	$29,384
Cornerstone Equity Fund	119,734	84,830	61,581	17,317	14,424	9,364
Global Value Fund	46,806	53,114	71,249	7,157	8,150	12,040
Large Cap Growth Opportunity Fund	131,288	62,584	59,756	18,609	9,045	8,727
Large Cap Index Fund	20	0	0	20	0	0
Mid Cap Index Fund	1,515	0	0	1,515	0	0
Overseas Core Fund	11,060	19,705	11,814	1,559	2,705	1,786
Overseas Value Fund	84,317	126,931	87,365	12,667	18,629	14,849
Select Mid Cap Value Fund	201,009	213,154	296,704	28,994	32,035	44,126
Small Cap Value and Inflection Fund	28,613	42,848	71,146	7,641	6,114	10,495
For Funds with fiscal period ending March 31
Select Large Cap Growth Fund	89,310	103,369	97,752	12,504	15,327	16,497
Short Term Bond Fund	599,593	292,235	150,289	169,352	82,348	45,512
For Funds with fiscal period ending April 30
Bond Fund	159,098	93,178	52,177	23,166	13,610	8,818
CA Intermediate Municipal Bond Fund	17,159	4,118	8,760	3,017	701	1,368
Select Corporate Income Fund	112,130	119,429	37,209	17,520	18,732	5,912
Short Duration Municipal Bond Fund	35,773	33,852	45,620	10,191	9,440	22,938
Small Cap Value Discovery Fund	233,796	103,497	101,940	34,464	15,039	14,957
Total Return Bond Fund	334,938	344,555	233,993	60,549	54,537	55,731
U.S. Treasury Index Fund	0	6	0	0	6	0
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	48,530	149,998	123,327	9,044	26,957	25,413
Commodity Strategy Fund	10,872	28,450	148,243	1,766	5,516	24,341
Dividend Income Fund	3,879,233	3,498,834	4,324,969	656,492	562,121	852,960
Dividend Opportunity Fund	287,400	302,903	778,608	44,864	50,011	120,545
Flexible Capital Income Fund	296,744	436,220	742,647	45,465	74,245	128,885
High Yield Bond Fund	142,240	121,083	95,912	21,834	18,816	15,984
High Yield Municipal Fund	76,504	66,250	86,686	12,774	11,931	16,712
Intrinsic Value Fund	222,255	253,487	294,645	33,111	37,092	43,360
Mortgage Opportunities Fund	98,772	99,394	168,178	16,864	19,357	44,594
Multi Strategy Alternatives Fund	960	695	13,516	945	206	9,091
Quality Income Fund	24,299	35,447	26,265	6,079	5,901	5,988
Select Large Cap Value Fund	124,241	127,581	392,798	20,508	23,555	81,078
Select Small Cap Value Fund	38,263	38,374	56,973	6,050	5,694	8,476
Seligman Technology and Information Fund	3,229,058	3,833,561	1,726,555	490,028	557,329	269,315
Statement of Additional Information – January 1, 2026

	Sales Charges Paid to Distributor			Amount Retained by Distributor After Paying Commissions
Fund	2025	2024	2023	2025	2024	2023
For Funds with fiscal period ending July 31
Cornerstone Growth Fund	$874,627	$869,929	$465,210	$127,826	$129,134	$69,185
Disciplined Core Fund	515,455	584,282	463,648	76,445	84,538	67,288
Disciplined Growth Fund	185,496	236,079	177,019	27,965	34,229	26,239
Disciplined Value Fund	63,630	41,116	33,527	9,157	6,071	4,889
Floating Rate Fund	108,751	172,549	159,595	23,494	33,579	39,597
Global Opportunities Fund	33,831	46,114	44,879	4,865	6,727	6,460
Government Money Market Fund	101	2,229	11,825	101	2,229	11,825
Income Opportunities Fund	89,201	73,797	44,942	13,731	11,731	6,686
MN Tax-Exempt Fund	58,949	71,767	113,310	10,746	17,774	22,067
OR Intermediate Municipal Bond Fund	5,288	11,724	16,199	1,029	2,289	2,429
Select Short Corporate Income Fund	22,827	86,656	72,882	10,910	16,426	13,801
Strategic Municipal Income Fund	167,475	168,707	209,654	42,398	35,920	55,321
Total Return Municipal Income Fund	157,136	180,871	245,582	26,267	30,940	48,821
Ultra Short Term Bond Fund	13	100	0	13	100	0
For Funds with fiscal period ending August 31
Balanced Fund	3,699,625	4,043,807	2,634,310	628,247	644,027	433,368
Contrarian Core Fund	1,586,572	1,811,389	1,009,451	250,485	269,001	159,535
Emerging Markets Bond Fund	3,708	5,673	9,912	565	805	1,308
Emerging Markets Fund	25,398	39,116	52,611	3,779	5,726	8,540
Global Technology Growth Fund	996,825	1,261,811	759,966	161,170	186,154	116,213
Greater China Fund	39,606	12,138	29,876	5,618	1,760	4,358
Integrated Large Cap Growth Fund	34,821	30,712	4,106	4,870	4,376	570
Integrated Large Cap Value Fund	10,684	2,661	1,907	1,622	366	272
Integrated Small Cap Growth Fund	120	505	748	16	73	108
International Dividend Income Fund	46,770	56,974	68,447	6,647	8,284	11,517
Pyrford International Stock Fund	2,142	10,751	40	326	1,678	5
Select Mid Cap Growth Fund	128,109	127,608	90,361	18,932	20,694	13,544
Small Cap Growth Fund	327,451	248,365	167,467	50,099	37,078	26,605
Strategic Income Fund	840,393	1,106,484	666,942	139,221	178,658	120,771
	2024	2023	2022	2024	2023	2022
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	69,021	47,929	57,173	12,258	8,188	13,159
MA Intermediate Municipal Bond Fund	4,980	356	5,993	778	123	1,608
NY Intermediate Municipal Bond Fund	3,266	4,986	4,424	981	867	859
Select Global Equity Fund	204,638	126,680	251,992	29,828	19,110	39,124
Seligman Global Technology Fund	774,841	376,430	452,158	118,839	59,020	67,764
Strategic CA Municipal Income Fund	26,961	20,112	56,403	6,838	4,900	14,779
Strategic NY Municipal Income Fund	13,650	11,138	5,154	2,245	2,256	1,306
For Funds with fiscal period ending December 31
Real Estate Equity Fund	10,706	15,977	23,243	1,545	2,384	3,866
Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers. See the prospectus for amounts retained by financial intermediaries as a percentage of the offering price.
Statement of Additional Information – January 1, 2026

Distribution and/or Servicing Plans
The Trustees have adopted distribution and/or shareholder servicing plans for certain share classes. See the cover of this SAI for the share classes offered by the Funds.
The table below shows the annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges.
	Distribution Fee*	Service Fee*	Combined Total*
Class A	up to 0.25%	up to 0.25%(c)	up to 0.35%(a)(c)(d)
Class C	0.75%(b)	0.25%(c)	1.00%(c)
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class E	0.10%	0.25%	0.35%
Class R (series of CFST and CFST I)	0.50%	—(e)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50%(e)
Class S	None	None	None
(a)
The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:
Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST and CFST II (other than Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Government Money Market Fund	—	—	0.10%
Ultra Short Duration Municipal Bond Fund Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
Balanced Fund, Contrarian Core Fund,
Cornerstone Growth Fund, Dividend Income Fund,
Global Technology Growth Fund,
OR Intermediate Municipal Bond Fund,
Real Estate Equity Fund, Select Mid Cap
Growth Fund, Small Cap Growth Fund,
Total Return Bond Fund
	up to 0.10%	up to 0.25%
up to 0.35%; these
Funds may pay
distribution and
service fees up to a
maximum of 0.35%
of their average daily
net assets
attributable to
Class A shares
(comprised of up to
0.10% for
distribution services
and up to 0.25% for
shareholder liaison
services) but
currently limit such
fees to an aggregate
fee of not more than
0.25% for Class A
shares

Statement of Additional Information – January 1, 2026

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Adaptive Risk Allocation Fund, Bond Fund, Emerging Markets Fund, Greater China Fund, International Dividend Income Fund, MA Intermediate Municipal Bond Fund, Multi Strategy Alternatives Fund, NY Intermediate Municipal Bond Fund, Select Corporate Income Fund, Select Large Cap Growth Fund, Small Cap Value Discovery Fund, Strategic Income Fund, Strategic NY Municipal Income Fund	—	0.25%	0.25%
High Yield Municipal Fund, Intermediate Duration Municipal Bond Fund, Total Return Municipal Income Fund, Strategic CA Municipal Income Fund	—	0.20%	0.20%
U.S. Treasury Index Fund	—	0.15%	0.15%
(b)
The distribution fee for Class C shares of certain Funds varies. The annual distribution fee for Class C shares shall be 0.45% for Strategic CA Municipal Income Fund and Strategic NY Municipal Income Fund, 0.55% for Short Term Bond Fund, and 0.60% for High Yield Municipal Fund, Intermediate Duration Municipal Bond Fund and Total Return Municipal Income Fund, of the average daily net assets of the Fund’s Class C shares.
(c)
The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of High Yield Municipal Fund, Intermediate Duration Municipal Bond Fund, Total Return Municipal Income Fund and Class A shares of Strategic CA Municipal Income Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A shares of U.S. Treasury Index Fund shall equal up to 0.15% annually of the average daily NAV of all shares of such Fund class.
(d)
Fee amounts noted apply to all Funds other than Government Money Market Fund, which, for Class A shares, pays distribution and service fees of 0.10%. The payment of the distribution and/or service fees payable by Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2026, or such earlier date as may be determined at the sole discretion of the Fund’s Board. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Government Money Market Fund’s Plan of Distribution.
(e)
Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan (the Funds under these trusts do not have a shareholder service plan for Class R shares). Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
*
For Multisector Bond SMA Completion Portfolio and Overseas SMA Completion Portfolio, the Funds may pay at an annual rate a distribution fee of up to 0.25% and a shareholder servicing fee of up to 0.25%, provided that the combined distribution and servicing fee does not exceed a combined total of 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds under the distribution and/or shareholder servicing plans, however, and there are no current plans to impose these fees. Future payments may be made under the distribution and/or shareholder servicing plans without any further shareholder approval. In the event Rule 12b-fees are charged, over time they would increase the cost of an investment in the Funds.
If you maintain shares of a Fund directly with the Fund, without working directly with a financial advisor or financial intermediary, distribution and service fees, as applicable, are retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.
Plans for Series of CFST and CFST I. The shareholder servicing plans permit the Funds to compensate or reimburse financial intermediaries for the shareholder services they have provided. The Distribution Plans permit the Funds to compensate or reimburse the Distributor and/or financial intermediaries for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.
Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.
Statement of Additional Information – January 1, 2026

The Trustees believe the Distribution Plans could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Distribution Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Distribution Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.
Plans for Series of CFST II. The distribution and/or shareholder service fees for Class A, Class C, and Class R shares, as applicable, are to reimburse the Distributor for certain expenses it incurs in connection with distributing the Fund’s shares or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to financial intermediaries that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its discretion. The maximum fee for services under the plan for series of CFST II is the lesser of the amount of expenses eligible for reimbursement (including any unreimbursed expenses) and the rate set forth in the table above. If the flat rate exceeds the expenses eligible for reimbursement, then the maximum Rule 12b-1 fee amount accrued for such share class is applied on a going forward basis to reflect the actual amount of expenses eligible for reimbursement for the prior quarter. Similarly, if the flat rate is less than expenses eligible for reimbursement, then the flat rate will be the maximum Rule 12b-1 fee amount on a going forward basis. This determination and calculation is re-applied each subsequent quarter. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. For more information, please refer to the Choosing a Share Class – Distribution and Service Fees section of the Fund’s prospectus.
Fees Paid
The table below shows the distribution and/or servicing fees paid by each Fund during the Fund's last fiscal year (or period). The table is organized by fiscal year end.
Rule 12b-1 Fees
Fund	Class A	Class C	Class R
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$2,791,805	$632,660	$19,554
Capital Allocation Conservative Portfolio	347,477	89,336	N/A
Capital Allocation Moderate Aggressive Portfolio	3,777,949	679,191	29,831
Capital Allocation Moderate Conservative Portfolio	776,296	200,659	7,469
Capital Allocation Moderate Portfolio	2,436,077	596,075	N/A
Income Builder Fund	1,558,998	871,294	46,204
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	676,375	281,993	N/A
Cornerstone Equity Fund	648,504	94,438	N/A
Global Value Fund	1,603,655	56,832	30,062
Large Cap Enhanced Core Fund	167,517	N/A	235,636
Large Cap Growth Opportunity Fund	2,301,468	N/A	86,409
Large Cap Index Fund	1,248,151	N/A	N/A
Mid Cap Index Fund	1,520,736	N/A	N/A
Overseas Core Fund	116,927	N/A	N/A
Overseas Value Fund	755,025	119,947	71,428
Select Mid Cap Value Fund	2,582,468	77,865	120,090
Small Cap Index Fund	2,019,096	N/A	N/A
Small Cap Value and Inflection Fund	187,677	N/A	9,331
For Funds with fiscal period ending March 31
Select Large Cap Growth Fund	480,027	N/A	36,625
Statement of Additional Information – January 1, 2026

Fund	Class A	Class C	Class R
Short Term Bond Fund	$640,478	$98,396	N/A
For Funds with fiscal period ending April 30
Bond Fund	244,105	N/A	N/A
CA Intermediate Municipal Bond Fund	78,636	N/A	N/A
Select Corporate Income Fund	259,230	N/A	N/A
Short Duration Municipal Bond Fund	133,570	N/A	N/A
Small Cap Value Discovery Fund	688,099	81,776	$9,380
Total Return Bond Fund	1,364,870	235,553	23,263
U.S. Treasury Index Fund	67,714	N/A	N/A
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	307,065	394,274	N/A
Commodity Strategy Fund	36,446	N/A	N/A
Dividend Income Fund	11,516,424	13,066,118	999,782
Dividend Opportunity Fund	3,002,071	610,168	192,506
Flexible Capital Income Fund	891,355	1,577,767	N/A
High Yield Bond Fund	1,066,290	77,329	78,610
High Yield Municipal Fund	292,837	158,192	N/A
Intrinsic Value Fund	4,025,439	97,376	N/A
Mortgage Opportunities Fund	1,099,997	374,457	N/A
Multi Strategy Alternatives Fund	11,239	49,479	N/A
Quality Income Fund	490,909	34,592	N/A
Select Large Cap Value Fund	846,698	403,652	198,458
Select Small Cap Value Fund	773,928	N/A	N/A
Seligman Technology and Information Fund	19,413,669	3,739,180	419,244
For Funds with fiscal period ending July 31
Cornerstone Growth Fund(a)	8,007,410	450,468	97,507
Disciplined Core Fund	10,680,139	298,194	N/A
Disciplined Growth Fund	426,530	88,631	N/A
Disciplined Value Fund	199,731	80,383	N/A
Floating Rate Fund	471,297	273,475	N/A
Global Opportunities Fund	765,738	N/A	N/A
Income Opportunities Fund	469,098	56,131	N/A
MN Tax-Exempt Fund	639,213	206,957	N/A
OR Intermediate Municipal Bond Fund	64,531	N/A	N/A
Select Short Corporate Income Fund	348,092	86,938	N/A
Strategic Municipal Income Fund	1,533,143	379,188	N/A
Total Return Municipal Income Fund	2,939,269	133,761	N/A
Ultra Short Term Bond Fund	585,270	N/A	N/A
For Funds with fiscal period ending August 31
Balanced Fund	9,886,113	9,790,308	784,856
Contrarian Core Fund	6,293,111	2,722,435	719,683
Emerging Markets Bond Fund	65,078	N/A	62,810
Emerging Markets Fund	362,878	53,469	N/A
Global Technology Growth Fund	2,216,564	1,843,711	N/A
Statement of Additional Information – January 1, 2026

Fund	Class A	Class C	Class R
Greater China Fund	$70,458	N/A	N/A
Integrated Large Cap Growth Fund	146,999	N/A	N/A
Integrated Large Cap Value Fund	59,129	N/A	N/A
Integrated Small Cap Growth Fund	43,813	N/A	N/A
International Dividend Income Fund	224,513	N/A	N/A
Pyrford International Stock Fund	4,160	N/A	$13
Select Mid Cap Growth Fund	2,000,870	$57,367	N/A
Small Cap Growth Fund	1,035,048	334,337	59,806
Strategic Income Fund	2,415,045	1,493,705	90,372
Ultra Short Duration Municipal Bond Fund	5,002	N/A	N/A
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	705,489	81,968	N/A
MA Intermediate Municipal Bond Fund	51,850	N/A	N/A
NY Intermediate Municipal Bond Fund	34,143	N/A	N/A
Select Global Equity Fund	1,239,285	123,121	N/A
Seligman Global Technology Fund	3,175,129	737,734	999,748
Strategic CA Municipal Income Fund	453,905	88,294	N/A
Strategic NY Municipal Income Fund	200,277	31,520	N/A
For Funds with fiscal period ending December 31
Real Estate Equity Fund	114,466	N/A	N/A
(a)
The Fund paid distribution and/or service fees of $57,013 for Class E shares for the fiscal year ended 2025.
For Series of CFST II Funds with Class C shares:
The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the Distributor and not yet reimbursed (unreimbursed expense) for Class C shares of series of CFST II. These amounts are based on the most recent information available as of September 30, 2025 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Unreimbursed Distribution Expenses
Fund	Class C	Percentage of Class C net assets
Capital Allocation Aggressive Portfolio	$1,890,000	2.90%
Capital Allocation Conservative Portfolio	306,000	3.94%
Capital Allocation Moderate Portfolio	1,397,000	2.63%
Disciplined Core Fund	1,064,000	3.46%
Disciplined Growth Fund	44,000	0.46%
Disciplined Value Fund	61,000	0.74%
Dividend Opportunity Fund	759,000	1.30%
Flexible Capital Income Fund	1,101,000	0.80%
Floating Rate Fund	925,000	3.55%
Global Value Fund	736,000	19.93%
High Yield Bond Fund	5,754,000	76.61%
Income Builder Fund	1,497,000	2.29%
Income Opportunities Fund	872,000	15.70%
Intrinsic Value Fund	567,000	6.09%
MN Tax-Exempt Fund	443,000	2.42%
Statement of Additional Information – January 1, 2026

Fund	Class C	Percentage of Class C net assets
Mortgage Opportunities Fund	$285,000	0.83%
Quality Income Fund	368,000	10.88%
Select Global Equity Fund	1,124,000	9.84%
Select Large Cap Value Fund	2,333,000	6.03%
Select Short Corporate Income Fund	401,000	5.14%
Seligman Global Technology Fund	3,501,000	4.22%
Seligman Technology and Information Fund	13,172,000	2.94%
Strategic Municipal Income Fund	361,000	1.19%
Other Services Provided
The Transfer Agent
Columbia Management Investment Services Corp. is the transfer agent for the Funds. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing and shareholder services to the Funds, for which the Funds pay transfer agency fees based on the cost of servicing the Funds and a target profit margin. The Funds pay the Transfer Agent an annual fee payable monthly that varies by account type (on a per account or asset-based basis). With respect to Class Inst3 shares, the transfer agency fee rate is subject to an annual limitation of not more than 0.02%. As described below under Other Practices – Additional Shareholder Servicing Payments, transfer agency fees for Class Inst2 shares are also subject to an expense limitation.
In addition to the fees above, the Funds pay a fee for shareholder services provided by financial intermediaries who maintain shares through omnibus or networked accounts. See Other Practices – Additional Shareholder Servicing Payments for more information.
The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. Transfer agency costs for each Fund are calculated separately for each of (i) Class Inst2 shares, (ii) Class Inst3 shares, and (iii) all other share classes, provided that expenses may be allocated to a particular share class if they are actually incurred in a divergent amount by that share class or that share class receives services of a different kind or to a different degree than other share classes.
The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.
The Transfer Agent retains SS&C GIDS, Inc., 30 Braintree Hill Office Park, Suite 400, Braintree, MA 02184 as the Funds’ sub-transfer agent. SS&C GIDS, Inc. assists the Transfer Agent in carrying out its duties.
The Custodian
The Funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan, 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. In 2026, custody of the Funds is expected to transition from JPMorgan to State Street. State Street is located at One Congress Street, Boston, MA 02114. The Custodian is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends. The Custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each Fund pays its Custodian a maintenance charge and a charge per transaction in addition to reimbursing the Custodian’s out-of-pocket expenses.
As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of the Custodian or in other financial institutions as permitted by law and by the Funds’ custodian agreement.
Independent Registered Public Accounting Firm
PwC, which is located at 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402, is the Funds’ independent registered public accounting firm. The financial statements contained in each Fund’s annual Form N-CSR were audited by PwC. The Board has selected PwC as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for their respective fiscal years.
Statement of Additional Information – January 1, 2026

The Report of Independent Registered Public Accounting Firm and the audited financial statements included in the annual Form N-CSR to shareholders of each Fund incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting. No other parts of the Form N-CSR are incorporated by reference herein, unless otherwise noted on the front cover of this SAI.
Counsel
Ropes & Gray LLP, located at Prudential Tower, 800 Boylston St., Boston, MA 02199, serves as legal counsel to the Trusts. Alston & Bird LLP, located at 90 Park Avenue, New York, NY 10016, serves as counsel to the Independent Trustees of the Trusts.
Expense Limitations
The Investment Manager and certain of its affiliates have agreed to waive fees and/or reimburse certain expenses, subject to certain exclusions described in a Fund’s prospectus, so that certain Funds’ net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed specified rates for specified time periods, also as described in a Fund’s prospectus.
The Investment Manager has contractually agreed to, or otherwise will, implement a waiver with respect to Fund assets invested in other Columbia Funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under these arrangements, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the acquiring Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the acquiring Fund in the underlying affiliated fund.
The table below shows the total Fund level expenses reimbursed by the Investment Manager and its affiliates for the last three fiscal periods. The table is organized by fiscal year end.
Expenses Reimbursed
	Amounts Reimbursed
	2025	2024	2023
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$0	$0	$0
Capital Allocation Conservative Portfolio	0	0	0
Capital Allocation Moderate Aggressive Portfolio	0	0	0
Capital Allocation Moderate Conservative Portfolio	0	0	0
Capital Allocation Moderate Portfolio	0	0	0
Income Builder Fund	0	0	0
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	1,074,361	1,003,055	351,608
Cornerstone Equity Fund	3,429,253	3,832,348	4,106,053
Global Value Fund	0	0	0
Large Cap Enhanced Core Fund	1,845,345	1,647,653	1,536,891
Large Cap Growth Opportunity Fund	852,592	914,427	826,452
Large Cap Index Fund	102,966	107,722	47,053
Mid Cap Index Fund	2,677,389	2,713,997	2,930,229
Overseas Core Fund	554,949	694,768	520,108
Overseas Value Fund	1,045,254	1,567,295	1,471,774
Select Mid Cap Value Fund	168,998	650,517	468,347
Small Cap Index Fund	99,910	116,224	55,983
Small Cap Value and Inflection Fund	1,310,657	1,013,302	655,412
For Funds with fiscal period ending March 31
Integrated Large Cap Growth Fund II	229,907	965,656	1,366,707
Statement of Additional Information – January 1, 2026

	Amounts Reimbursed
	2025	2024	2023
MM Large Cap Growth Strategies Fund(a)	N/A	N/A	N/A
Select Large Cap Growth Fund	$1,351,992	$1,534,519	$1,359,968
Short Term Bond Fund	1,413,465	1,217,899	1,280,122
For Funds with fiscal period ending April 30
Bond Fund	1,380,684	1,331,617	1,243,818
CA Intermediate Municipal Bond Fund	309,561	313,959	344,007
MM Directional Alternative Strategies Fund	254,933	773,794	688,882
Select Corporate Income Fund	1,251,041	1,459,437	874,999
Short Duration Municipal Bond Fund	618,436	811,709	1,132,996
Small Cap Value Discovery Fund	268,005	0	0
Total Return Bond Fund	4,190,427	4,222,849	3,917,486
U.S. Treasury Index Fund	1,985,997	2,632,271	2,656,199
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	0	0	0
Commodity Strategy Fund	0	0	0
Dividend Income Fund	0	0	0
Dividend Opportunity Fund	0	0	0
Flexible Capital Income Fund	0	0	0
High Yield Bond Fund	802,245	834,710	573,353
High Yield Municipal Fund	299,661	313,918	233,788
Intrinsic Value Fund	186,644	247,839	0
MM Value Strategies Fund	415,607	663,573	0
Mortgage Opportunities Fund	470,882	454,929	167,103
Multi Strategy Alternatives Fund	744,349	943,788	1,037,096
Quality Income Fund	847,720	727,555	150,409
Select Large Cap Value Fund	6,603,289	6,657,294	6,557,512
Select Small Cap Value Fund	263,998	180,328	130,337
Seligman Technology and Information Fund	0	0	0
For Funds with fiscal period ending July 31
Cornerstone Growth Fund	0	0	645
Disciplined Core Fund	0	0	0
Disciplined Growth Fund	280,213	302,952	277,568
Disciplined Value Fund	353,822	439,159	384,959
Floating Rate Fund	515,986	198,976	316,516
Global Opportunities Fund	0	42,995	0
Government Money Market Fund	1,407,206	2,915,001	1,458,051
Income Opportunities Fund	754,227	788,207	817,406
MN Tax-Exempt Fund	0	0	0
OR Intermediate Municipal Bond Fund	121,237	108,560	114,035
Select Short Corporate Income Fund	759,721	678,220	537,840
Strategic Municipal Income Fund	1,056,507	1,006,564	525,033
Total Return Municipal Income Fund	111,363	102,445	0
Ultra Short Term Bond Fund	0	0	24,972
Statement of Additional Information – January 1, 2026

	Amounts Reimbursed
	2025	2024	2023
For Funds with fiscal period ending August 31
Balanced Fund	$0	$0	$0
Contrarian Core Fund	901,978	3,262,670	2,371,756
Emerging Markets Bond Fund	0	0	551
Emerging Markets Fund	1,346,570	1,373,655	788,253
Global Technology Growth Fund	0	0	0
Greater China Fund	137,609	135,030	61,577
Integrated Large Cap Growth Fund	945,630	1,132,747	1,149,759
Integrated Large Cap Value Fund	408,855	831,681	1,215,293
Integrated Small Cap Growth Fund	149,041	199,214	262,836
International Dividend Income Fund	426,998	312,565	294,206
MM Alternative Strategies Fund	0	0	0
MM International Equity Strategies Fund	0	254,916	77,584
MM Small Cap Equity Strategies Fund	1,259,961	2,447,544	2,517,366
MM Total Return Bond Strategies Fund	0	0	1,056,414
Multisector Bond SMA Completion Portfolio	140,707	133,677	135,787
Overseas SMA Completion Portfolio	126,222	126,128	117,546
Pyrford International Stock Fund	604,613	705,333	889,592
Select Mid Cap Growth Fund	257,378	304,478	0
Small Cap Growth Fund	1,657	15,566	1,883
Strategic Income Fund	277,054	0	0
Ultra Short Duration Municipal Bond Fund	130,475	77,035	32,747
	2024	2023	2022
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	3,513,049	3,669,271	4,100,146
MA Intermediate Municipal Bond Fund	139,825	160,053	187,718
NY Intermediate Municipal Bond Fund	198,971	223,954	287,972
Select Global Equity Fund	257,261	138,467	0
Seligman Global Technology Fund	281,366	0	0
Strategic CA Municipal Income Fund	179,271	144,008	123,941
Strategic NY Municipal Income Fund	174,600	136,446	148,483
For Funds with fiscal period ending December 31
Real Estate Equity Fund	78,722	108,063	24,824
(a)
No historical information is given for the Fund because the Fund commenced operations on June 2, 2025.
The table below shows the total fees waived by the Investment Manager and its affiliates for the last three fiscal periods. If a Fund is not shown, there were no fees waived for the relevant fiscal periods. The table is organized by fiscal year end.
Fees Waived
	Fees Waived
	2025	2024	2023
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$0	$0	$10,911
Cornerstone Equity Fund	6,236	9,995	0
Large Cap Enhanced Core Fund	0	4,716	13,589
Statement of Additional Information – January 1, 2026

	Fees Waived
	2025	2024	2023
Overseas Core Fund	$0	$0	$14
Overseas Value Fund	68,365	0	0
Select Mid Cap Value Fund	0	14,982	51,510
For Funds with fiscal period ending March 31
Select Large Cap Growth Fund	9,109	0	9,418
Short Term Bond Fund	28,655	18,170	36,374
For Funds with fiscal period ending April 30
Bond Fund	0	14,389	47,300
MM Directional Alternative Strategies Fund	281,807	0	0
Select Corporate Income Fund	55,524	44,562	52,724
Short Duration Municipal Bond Fund	2,621	10,222	21,068
Total Return Bond Fund	49,420	13,762	32,956
For Funds with fiscal period ending May 31
Dividend Opportunity Fund	0	0	9,632
High Yield Bond Fund	26,270	0	13,204
Quality Income Fund	0	0	573
Select Large Cap Value Fund	4,101	0	5,887
Seligman Technology and Information Fund	102,147	88,011	63,070
For Funds with fiscal period ending July 31
Cornerstone Growth Fund	22,580	27,743	13,540
Disciplined Value Fund	0	0	177
Floating Rate Fund	0	0	4,007
Income Opportunities Fund	6,465	0	6,425
Total Return Municipal Income Fund	0	0	2,077
For Funds with fiscal period ending August 31
Emerging Markets Bond Fund	0	0	1,673
Emerging Markets Fund	9,772	25,914	5,622
Greater China Fund	0	0	2,227
Integrated Large Cap Growth Fund	2,815	5,228	0
Integrated Large Cap Value Fund	0	6	29
Pyrford International Stock Fund	1,933	4,410	0
Strategic Income Fund	60,242	0	0
	2024	2023	2022
For Funds with fiscal period ending October 31
MA Intermediate Municipal Bond Fund	0	0	1,661
NY Intermediate Municipal Bond Fund	0	0	4,031
Seligman Global Technology Fund	18,278	13,812	4,139
Strategic CA Municipal Income Fund	0	0	77,375
Strategic NY Municipal Income Fund	0	0	12,043
Statement of Additional Information – January 1, 2026

Expense Reimbursement Arrangements
MM Directional Alternatives Strategies Fund
The Investment Manager is voluntarily waiving a portion of its management fee effective February 26, 2025 (the Waiver Effective Date) on Fund assets formerly managed by a Fund subadviser that was terminated on the Waiver Effective Date (the Former Subadviser’s Sleeve), which assets have been managed directly by the Investment Manager since that date. The Investment Manager will waive its management fees in an amount equal to the subadvisory fees that would have been paid by the Investment Manager to the former subadviser with respect to the Former Subadviser’s Sleeve (based on the fee schedule in the terminated subadvisory agreement between the Investment Manager and the former subadviser and the daily value of such assets). This voluntary management fee waiver is not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager, and therefore provides an additional financial benefit to Fund shareholders. The Investment Manager may discontinue the voluntary waiver at any time.
Other Roles and Relationships of Ameriprise Financial and Its Affiliates —
Certain Conflicts of Interest
As described above in the Investment Management and Other Services section of this SAI, and in the More Information About the Fund – Primary Service Providers section of each Fund's prospectus, the Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund's registration statement.
In many instances, the compensation paid to the Investment Manager and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Investment Manager and, as the case may be, other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and any affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. Many of these conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Parts 1A and 2A of the Investment Manager’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provide information about the Investment Manager’s business, assets under management, affiliates and potential conflicts of interest. Parts 1A and 2A of the Investment Manager’s Form ADV are available online through the SEC’s website at www.adviserinfo.sec.gov.
Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, broker-dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.
Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Funds, Advised/Managed Funds and Accounts
The Investment Manager, Ameriprise Financial and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Investment Manager and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Cent CLO Advisers, LLC, Pyrford International Limited, Thames River Capital LLP and Threadneedle Asset Management Limited) will give investment advice to and make investment decisions for advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.
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A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Investment Manager, Ameriprise Financial and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Investment Manager or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made by the Investment Manager, Ameriprise Financial and other Ameriprise Financial affiliates for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Investment Manager, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Investment Manager, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. Also, the Investment Manager may take a position on behalf of certain Funds that is adverse to that of certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates. For example, certain Funds may hold equity securities of a company while certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates may hold debt securities of the same company – certain Funds may even own different debt instruments of the same issuer, where certain Funds own subordinated (junior) debt of an issuer and certain other Funds own senior debt of the same issuer, which presents a conflict of interest to the Investment Manager because junior debt is less of a priority than senior debt in terms of repayments. Senior debt is often secured and is more likely to be paid back while subordinated debt is not secured and is more of a risk. If the portfolio company were to experience financial difficulties, it might be in the best interest of certain Funds for the company to reorganize while the interests of certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates might be better served by the liquidation of the company. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, certain Funds will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates. Certain Funds may invest in offerings of securities the proceeds of which may be used to repay debt obligations held in by certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates. The latter’s interest in having the debt repaid creates a conflict of interest. These types of conflicts of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage. The Investment Manager has adopted policies and procedures designed to address these types of conflicts of interest among the Funds and other Funds and accounts advised by the Investment Manager, Ameriprise Financial and other affiliates of Ameriprise Financial.
Investment transactions made on behalf of other funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Investment Manager, Ameriprise Financial and other Ameriprise Financial affiliates, including the other Columbia Funds and accounts of Ameriprise Financial and its affiliates, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Investment Manager has adopted policies and procedures designed to address the allocation of investment opportunities among the Funds and other funds and accounts advised by the Investment Manager, Ameriprise Financial and other affiliates of Ameriprise Financial. For more information, see Investment Management and Other Services – The Investment Manager and Subadvisers – Portfolio Managers – Potential Conflicts of Interest.
Sharing of Information among Advised/Managed Accounts
Ameriprise Financial and its affiliates, including the Investment Manager, also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Investment Manager, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access
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such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Investment Manager or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Management and Other Services – The Investment Manager and Subadvisers – Portfolio Managers – Potential Conflicts of Interest.
Soft Dollar Benefits
Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Investment Manager may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund. It is possible that the Investment Manager or an investment subadviser subject to the recent revisions to the EU’s Markets in Financial Instruments Directive (MiFID II) will cause a Fund to pay for research services with soft dollars in circumstances where it may not use soft dollars with respect to other advised/managed funds or accounts, although those other advised/managed funds or accounts might nonetheless benefit from those research services.
Services Provided to Other Advised/Managed Accounts
Ameriprise Financial and its affiliates, including the Investment Manager, Distributor and Transfer Agent, also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker-dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.
Proxy Voting
The Investment Manager has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best economic interests of its clients, including the Funds, without regard to any resulting benefit or detriment to the Investment Manager and/or its affiliates, including Ameriprise Financial and its affiliates. Although the Investment Manager endeavors to make all proxy voting decisions in the interests of client(s) on whose behalf it is voting the proxies, the Investment Manager’s proxy voting decisions with respect to a Fund’s portfolio securities may or may not benefit Ameriprise Financial or other affiliates of the Investment Manager or other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. For more information about the Funds’ proxy voting policies and procedures, see Investment Management and Other Services – Proxy Voting Policies and Procedures.
Certain Trading Activities
The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Investment Manager and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Management and Other Services – Codes of Ethics.
Affiliate Transactions
Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it
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owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.
Certain Investment Limitations
Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, certain securities may be subject to ownership limitations due to regulatory limits on investments in certain industries (such as, for example, banking and insurance) and markets (such as emerging or international markets), or certain transactions (such as those involving certain derivatives or other instruments) or mechanisms imposed by certain issuers (such as, among others, poison pills). Certain of these restrictions may impose limits on the aggregate amount of investments that may be made by affiliated investors in the aggregate or in individual issuers. In these circumstances, the Investment Manager may be prevented from acquiring securities for a Fund (that it might otherwise prefer to acquire) if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Investment Manager has policies and procedures designed to monitor and interpret these limits. Nonetheless, given the complexity of these limits, the Investment Manager and/or its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. In addition, aggregate ownership limitations could cause performance dispersion among funds and accounts managed by the Investment Manager with similar investment objectives and strategies and portfolio management teams, including accounts that seek to track an index. For example, if further purchases in an issuer are restricted due to regulatory or other reasons, a portfolio manager would not be able to acquire securities or other assets of an issuer for a new Fund that may already be held by other funds and accounts with the same/similar investment objectives and strategies that are managed by the same portfolio management team. The Investment Manager may also choose to limit purchases in an issuer to a certain threshold for risk management purposes. If the holdings of the Investment Manager’s affiliates are included in that limitation, a Fund may be more limited in its ability to purchase a particular security or other asset than if the holdings of the Investment Manager’s affiliates had been excluded from the limitation. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. A Fund may also be limited in certain investments because Ameriprise Financial, a financial holding company, is subject to certain banking regulatory requirements which may in some cases apply to the Investment Manager’s investments for the funds and accounts, including the Funds, it manages. Also, Ameriprise Financial issues various securities from time to time, including common stock. With the exception of Funds passively managed to track an unaffiliated index in which an Ameriprise Financial security is included, the Funds do not invest in Ameriprise Financial securities. Therefore, actively managed Funds and passively managed funds that seek to track an affiliated index will not hold any Ameriprise Financial securities even if such securities are included in an index used by the Fund for performance comparison and/or tracking purposes. Accordingly, the performance of such Funds versus their index will likely differ. In any of these scenarios, a Fund’s inability to participate (or participate further) in a particular investment, despite a portfolio manager’s desire to so participate, may negatively impact Fund performance. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About Fund Investments – Certain Investment Activity Limits.
Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds
The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Investment Manager of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Investment Manager.
Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options
Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in
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connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds-of-funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.
Ameriprise Financial and its affiliates, including the Investment Manager, may, subject to applicable legal and regulatory requirements, make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds, if any. As a general matter, personnel of Ameriprise Financial and its affiliates do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Investment Manager and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Other Practices – Additional Shareholder Servicing Payments and – Additional Payments to Financial Intermediaries for more information.
Actual or Potential Conflicts of Interest Related to Affiliated Indexes
The Investment Manager and its affiliates may develop, own and operate indexes (each, an Affiliated Index) based on investment and trading strategies developed by the Investment Manager and/or its affiliates (Affiliated Index Strategies). Some of the ETFs for which Columbia Management acts as investment adviser (the Affiliated Index ETFs) seek to track the performance of the Affiliated Indexes. The Investment Manager and/or its affiliates may, from time to time, manage other funds or accounts that invest in these Affiliated Index ETFs. In the future, the Investment Manager and/or its affiliates may manage client accounts that track the same Affiliated Indexes used by the Affiliated Index ETFs or which are based on the same, or substantially similar, Affiliated Index Strategies that are used in the operation of the Affiliated Indexes and the Affiliated Index ETFs. The operation of the Affiliated Indexes, the Affiliated Index ETFs and other accounts managed in this manner may give rise to potential conflicts of interest.
For example, any accounts managed by the Investment Manager and/or its affiliates that seek to track the same Affiliated Indexes may engage in purchases and sales of securities at different times. These differences may result in certain accounts having more favorable performance relative to that of the Affiliated Index or other accounts that seek to track the Affiliated Index. Other potential conflicts include (i) the potential for unauthorized access to Affiliated Index information, allowing Affiliated Index changes that benefit the Investment Manager and/or its affiliates or other accounts managed by the Investment Manager and/or its affiliates and not the clients in the accounts seeking to track the Affiliated Index, and (ii) the manipulation of Affiliated Index pricing to present the performance of accounts seeking to track the Affiliated Index, or the firm’s tracking ability, in a preferential light.
The Investment Manager has adopted policies and procedures that are designed to address potential conflicts that may arise in connection with the operation of the Affiliated Indexes, the Affiliated Index ETFs and other accounts.
To the extent it is intended that an account managed by the Investment Manager and/or its affiliates seeks to track an Affiliated Index, the account may not match (performance or holdings), and may vary substantially from, such index for any period of time. An account that seeks to track an index may purchase, hold and sell securities at times when another client would not do so. The Investment Manager and its affiliates do not guarantee that any tracking error targets will be achieved. Accounts managed by the Investment Manager and/or its affiliates that seek to track an index may be negatively impacted by errors in the index, either as a result of calculation errors, inaccurate data sources or otherwise. The Investment Manager and its affiliates do not guarantee the timeliness, accuracy and/or completeness of an index and are not responsible for errors, omissions or interruptions in the index (including when the Investment Manager or an affiliate acts as the index provider) or the calculation thereof (including when the Investment Manager or an affiliate acts as the calculation agent).
The Investment Manager and its affiliates are not obligated to license the Affiliated Indexes to clients or other third-parties.
Codes of Ethics
The Funds, the Investment Manager, the subadvisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of these Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov.
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Proxy Voting Policies and Procedures
General. The Funds have delegated to the Investment Manager the responsibility to vote proxies relating to portfolio securities held by the Funds, including Funds managed by subadvisers. In deciding to delegate this responsibility to the Investment Manager, the Board reviewed the policies adopted by the Investment Manager. These included the procedures that the Investment Manager follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Investment Manager and its affiliates.
The Investment Manager’s policy is to vote all proxies for Fund securities in a manner considered by the Investment Manager to be in the best economic interests of its clients, including the Funds, without regard to any benefit or detriment to the Investment Manager, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as the Investment Manager determines in its discretion. The Investment Manager endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances the Investment Manager may refrain from voting securities. For instance, the Investment Manager may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions.
The Board may, in its discretion, vote proxies for the Funds. For instance, the Board may determine to vote on matters that may present a material conflict of interest to the Investment Manager. In addition, the Board may instruct the Investment Manager to vote in accordance with guidelines approved by the Board.
Oversight. The operation of the Investment Manager’s proxy voting policy and procedures is overseen by a group of representatives from the Investment Manager and its advisory affiliates. Oversight of the Investment Manager’s proxy voting is also provided by a committee within the Investment Manager comprised of portfolio managers and research analysts. The Board reviews on an annual basis, or more frequently if determined appropriate, the Investment Manager’s administration of the proxy voting process.
Corporate Governance and Proxy Voting Guidelines (the Guidelines). The Investment Manager has adopted the Guidelines, which set out voting stances on key issues and the broad principles shaping its approach, as well as the types of related voting action the Investment Manager may take. The Guidelines also provide indicative examples of key guidelines used in any given region, which illustrate the standards against which voting decisions are considered. The Investment Manager has developed voting stances that align with the Guidelines and will generally vote in accordance with such voting stances. The Investment Manager may determine to vote differently from the voting stances on particular proposals in the event it determines that doing so is in the clients’ best economic interests. The Investment Manager may consider the voting recommendations of analysts, portfolio managers, subadvisers and information obtained from outside resources, including one or more third party research providers. When proposals are not covered by the voting stances or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests.
Addressing Conflicts of Interest. The Investment Manager seeks to address potential material conflicts of interest by voting in accordance with predetermined voting stances. In addition, if the Investment Manager determines that a material conflict of interest exists, the Investment Manager will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); and (iii) in infrequent cases, forwarding the proxies to an Independent Trustee authorized to vote the proxies for the Funds. A member of a governing body responsible for overseeing proxy voting is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations are required to disclose any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.
Voting Proxies of Affiliated Underlying Funds. Certain Funds may invest in shares of other Columbia Funds (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will typically vote proxies of the underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.
Proxy Voting Agents. The Investment Manager has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. Typically, Institutional Shareholder Services Inc. populates ballots for issuers deemed to present potential material conflicts of
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interest in accordance with predetermined voting stances, as described above under Addressing Conflicts of Interest. The Investment Manager has retained both Institutional Shareholder Services Inc. and Glass Lewis & Company, LLC to provide proxy research services.
Additional Information. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at columbiathreadneedleus.com and/or (ii) on the SEC’s website at www.sec.gov. For a copy of the Guidelines in effect on the date of this SAI, see Appendix B to this SAI.
Organization and Management of Wholly-Owned Subsidiaries
Each of Commodity Strategy Fund, MM Alternative Strategies Fund and Multi Strategy Alternatives Fund (for purposes of this section, referred to collectively as a “Fund”) may invest a portion of its assets, within the limitations of Subchapter M and Section 817(h) of the Code, as applicable, in one or more of its wholly-owned subsidiaries (previously defined collectively as the Subsidiary). The Subsidiary is a limited liability company organized under the laws of the Cayman Islands, whose registered office is located at P.O. Box 309, Ugland House, Grand Cayman Islands.
The Subsidiary is overseen by its own board of directors and is not registered under the 1940 Act. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the 1940 Act to shareholders of investment companies registered under the 1940 Act. However, the Fund’s Board maintains oversight responsibility for investment activities of the Subsidiary as if the Subsidiary’s investments were held directly by the Fund. The Investment Manager and, where applicable, the Fund’s subadvisers are responsible for the Subsidiary’s day-to-day business pursuant to their separate agreements with, or in respect of, the Subsidiary. The following individuals serve as a director of the Subsidiary:
Name, address, year of birth	Position held with Subsidiary and length of service	Principal occupation during past five years
Brian M. Engelking 901 3rd Avenue South Minneapolis, MN 55402 Born 1979	Director since March 2020
Global Lead Financial Officer – Columbia Threadneedle
Investments® at Ameriprise Financial, Inc. since June 2020.
Previously, Vice President – Finance, Ameriprise Financial, Inc.
and served in various finance leadership roles with Ameriprise
Financial, Inc. since 2000.

Christopher O. Petersen 901 3rd Avenue South Minneapolis, MN 55402 Born 1970	Director since January 2015	See Fund Governance – The Officers – Fund Officers.
The Subsidiary has entered into a separate management agreement for the provision of advisory and administrative services with the Investment Manager. Under this agreement, the Investment Manager provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The Subsidiary pays the Investment Manager an annual fee for its management services, as set forth in the management agreement and the table below.
Management Agreement Fee Schedule
Subsidiary	Assets (millions)	Annual rate at each asset level(a)
ASGM Offshore Fund, Ltd.	$0 - $500	1.100%
ASMF Offshore Fund, Ltd.	˃$500 - $1,000	1.050%
(Subsidiaries of MM Alternative Strategies Fund)(a)	˃$1,000 - $3,000	1.020%
	˃$3,000 - $6,000	0.990%
	˃$6,000 - $12,000	0.960%
	˃$12,000	0.950%
CCSF Offshore Fund, Ltd.	$0 - $500	0.630%
(Subsidiary of Commodity Strategy Fund)(a)	˃$500 - $1,000	0.580%
	˃$1,000 - $3,000	0.550%
	˃$3,000 - $6,000	0.520%
	˃$6,000 - $12,000	0.500%
	˃$12,000	0.490%
CMSAF1 Offshore Fund, Ltd.	$0 - $500	0.960%
CMSAF2 Offshore Fund, Ltd.	˃$500 - $1,000	0.955%
CMSAF3 Offshore Fund, Ltd.	˃$1,000 - $3,000	0.950%
(Subsidiaries of Multi Strategy Alternatives Fund)(a)	˃$3,000 - $12,000	0.940%
	˃$12,000	0.930%
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(a)
When calculating asset levels for purposes of determining fee rate breakpoints, asset levels are based on aggregate net assets of the Subsidiary and its Fund. When calculating the fee payable under this agreement, the annual rates are based on a percentage of the daily net assets of the Subsidiary.
The Subsidiary has entered into a separate contract for the provision of custody services with the same service providers who provide those services to the Fund. The Subsidiary has also entered into arrangements with PwC to serve as the Subsidiary’s independent registered public accounting firm. The Subsidiary bears the fees and expenses incurred in connection with the services that it receives pursuant to each of these separate agreements and arrangements. The Fund expects that the expenses borne by the Subsidiary will not be material in relation of the value of the Fund’s assets.
For purposes of adhering to the Fund’s compliance policies and procedures, the Investment Manager treats the assets of the Subsidiary as if the assets were held directly by the Fund. The Chief Compliance Officer of the Fund makes periodic reports to the Fund’s Board regarding the management and operations of the Subsidiary.
The financial information of the Subsidiary is consolidated into the Fund’s financial statements, as contained within the Fund’s Form N-CSR.
Please refer to the section titled Taxation – The Subsidiary for information about certain tax considerations relating to the Fund’s investment in the Subsidiary.
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is subject to the same principal risks to which the Fund is subject (as described in the Fund’s prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted, is not subject to the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, the Investment Manager manages the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions.
The Investment Manager and any subadviser, if applicable, as it relates to the Subsidiary, complies with provisions of the 1940 Act relating to investment advisory contracts under Section 15 as an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Fund complies with the provisions of the 1940 Act, including those relating to investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary, and the Subsidiary complies with the provisions relating to affiliated transactions and custody (Section 17).
Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable prospectus and this SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands laws currently do not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Statement of Additional Information – January 1, 2026

FUND GOVERNANCE
Board of Trustees and Officers
The Board oversees the Funds’ operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the date of this SAI, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Trustees
Independent Trustees
Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
George S. Batejan c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	180
Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-
2016; former Director,
Intech Investment
Management, 2011-
2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board
Member, University of
Colorado Business
School, 2015-2018;
former Board Member,
Chase Bank
International, 1993-
1994
					Compliance, Contracts, Investment Review Committee
Statement of Additional Information – January 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1954	Trustee since 2006
Attorney, specializing in
arbitration and mediation,
since 2006; Trustee of Gerald
Rauenhorst 1982 Trusts,
2020-2024; Interim President
and Chief Executive Officer,
Blue Cross Blue Shield of
Minnesota (health care
insurance), February-July
2018, April-October 2021;
Chief Justice, Minnesota
Supreme Court, 1998-2006;
Associate Justice, Minnesota
Supreme Court, 1996-1998;
Fourth Judicial District Court
Judge, Hennepin County,
1994-1996; Attorney in private
practice and public service,
1984-1993; State
Representative, Minnesota
House of Representatives,
1979-1993, which included
service on the Tax and
Financial Institutions and
Insurance Committees;
Member and Interim Chair,
Minnesota Sports Facilities
Authority, January-July 2017
180
Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the
Governance Committee,
2017-2019); former
Member and Chair of
the Board, Minnesota
Sports Facilities
Authority, January
2017-July 2017; former
Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020);
Director, Richard M.
Schulze Family
Foundation, since 2021
Compliance, Contracts, Investment Review Committee
Statement of Additional Information – January 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1954	Chair since 2023; Trustee since 2007	President, Springboard- Partners in Cross Cultural Leadership (consulting company), since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996- 1999; Co-Director Latin America Research, 1993- 1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, 1982- 1991, Morgan Stanley; Attorney, Cleary Gottlieb Steen & Hamilton LLP, 1980- 1982	180
Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank (Audit
Committee, since 2017
and Audit Committee
Chair since November
2023); Director,
Evercore Inc. (Audit
Committee, Nominating
and Governance
Committee) (financial
services company),
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance
Committee), since
2021; the Governing
Council of the
Independent Directors
Council (IDC), since
2021; Director, Apollo
Asset-Backed Finance
LC Board, since 2024;
Member, Independent
Directors Institute (IDC)
since 2021 and
Member, Investment
Company Institute (ICI)
Board of Governance
since 2024
					Contracts, Board Governance, Investment Review Committee
Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1957	Trustee since 1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007- October 2018	180
Director, Waterbridge
Infrastructure LLC
(Audit Committee)
(water infrastructure
company), since
December 2025;
Former Director, EQT
Corporation (natural
gas producer), July
2019-April 2025; former
Director, Whiting
Petroleum Corporation
(independent oil and
gas company), 2020-
2022
					Contracts, Board Governance, Investment Review Committee
Statement of Additional Information – January 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1964	Trustee since 2020
CEO and President,
RhodeWay Financial (non-
profit financial planning firm),
since December 2022;
Member, FINRA National
Adjudicatory Council, January
2020-December 2023;
Adjunct Professor of Finance,
Bentley University, January
2018-April 2023; Consultant
to Independent Trustees of
CFVIT and CFST I from March
2016 to June 2020 with
respect to CFVIT and to
December 2020 with respect
to CFST I; Managing Director
and General Manager of
Mutual Fund Products,
Columbia Management
Investment Advisers, LLC,
May 2010-February 2015;
President, Columbia Funds,
2008-2015; and senior officer
of Columbia Funds and
affiliated funds, 2003-2015
			178
Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-
February 2020; former
Trustee, St. Michael’s
College, June 2017-
September 2019;
former Trustee, New
Century Portfolios
(former mutual fund
complex), January
2015-December 2017
					Audit, Board Governance, Contracts, Investment Review Committee
Olive M. Darragh c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1962	Trustee since 2020	Managing Director of Darragh Inc. (strategy and talent management consulting firm), since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform), since 2004; Consultant to Independent Trustees of CFVIT and CFST I from June 2019 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 1990- 2004; Touche Ross CPA, 1985-1988	178
Treasurer, Edinburgh
University US Trust
Board, since January
2023; Member, HBS
Community Action
Partners Board, since
September 2022;
former Director,
University of Edinburgh
Business School
(Member of US Board),
2004-2019; former
Director, Boston Public
Library Foundation,
2008-2017
					Contracts, Investment Review Committee
Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	180	Trustee, Catholic Schools Foundation, 2004-2024	Audit, Contracts, Board Governance, Investment Review Committee
Statement of Additional Information – January 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1955	Trustee since 1996	Independent business executive, since May 2006; Executive Vice President – Strategy of United Airlines, December 2002-May 2006; President of UAL Loyalty Services (airline marketing company), September 2001- December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	180
Former Director,
SpartanNash Company
(food distributor),
November 2013-
September 2025
(Former Chair of the
Board, May 2021-
September 2025);
Director, Aircastle
Limited (aircraft
leasing), since August
2006 (Chair of Audit
Committee); former
Director, Nash Finch
Company (food
distributor), 2005-2013;
former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013;
and former Director,
Travelport Worldwide
Limited (travel
information
technology), 2014-2019
					Audit, Contracts, Board Governance, Investment Review Committee
Nancy T. Lukitsh c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1956	Trustee since 2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non- U.S. investment pools), 2007 -2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997- 2010	178	None	Compliance, Contracts, Board Governance, Investment Review Committee
Jeninne C. McGee c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1962	Trustee since 2025	Retired; Executive Vice President and Chief Risk Officer of Ameriprise Financial, Inc., 2021–2023; Senior Vice President, Operational Risk and Data Governance, Ameriprise Financial Inc., 2018-2021	178
Director, First
Command (Chair of
Risk Committee)
(financial planning firm
for military personnel),
since 2023; Trustee and
Vice Chair, Carleton
College (on the Finance
Committee and
Investment Committee),
since 2017
					Compliance, Contracts, Investment Review Committee
Statement of Additional Information – January 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
David M. Moffett c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1952	Trustee since 2011	Retired; former Chief Executive Officer of Freddie Mac and Chief Financial Officer of U.S. Bank	180
Director, CSX
Corporation
(transportation
suppliers); Director,
PayPal Holdings Inc.
(payment and data
processing services);
former Director, eBay
Inc. (online trading
community), 2007-
2015; and former
Director, CIT Bank, CIT
Group Inc. (commercial
and consumer finance),
2010-2016; former
Senior Adviser to The
Carlyle Group (financial
services), March 2008-
September 2008;
former Governance
Consultant to
Bridgewater Associates
(investment company),
January 2013-
December 2015
					Audit, Contracts, Investment Review Committee
Catherine James Paglia c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1952	Trustee since 2004	Director, Enterprise Asset Management, Inc. (private real estate and asset management company), since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987- 1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	180
Director, Valmont
Industries, Inc.
(irrigation systems
manufacturer), since
2012; Trustee, Carleton
College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009
					Compliance, Contracts, Board Governance, Investment Review Committee
Statement of Additional Information – January 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1967	Trustee since 2020
Chief Executive Officer,
Millennial Portfolio Solutions
LLC (asset management and
consulting services) January
2016-January 2021; Non-
executive Member of the
Investment Committee and
Valuation Committee, Sarona
Asset Management Inc.
(private equity firm)
September 2019-December
2022; Advisor, Horizon
Investments (asset
management and consulting
services), August 2018-
January 2022; Advisor,
Paradigm Asset
Management, November
2016-January 2022;
Consultant to Independent
Trustees of CFVIT and CFST I
from September 2016 to June
2020 with respect to CFVIT
and to December 2020 with
respect to CFST I; Director of
Investments/Consultant,
Casey Family Programs, April
2016-November 2016; Senior
Vice President and Chief
Investment Officer, Calvert
Investments, August 2008-
January 2016; Section Head
and Portfolio Manager,
General Motors Asset
Management, June 1997-
August 2008
			178
Independent Director,
(Investment
Committee), Health
Services for Children
with Special Needs,
Inc., 2010-2021;
Independent Director,
(Executive Committee
and Chair, Audit
Committee), Consumer
Credit Counseling
Services (formerly
Guidewell Financial
Solutions), 2016-2023;
Independent Director
(Investment
Committee), Sarona
Asset Management,
2019-2022
					Compliance, Contracts, Investment Review Committee
Sandra L. Yeager c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1964	Trustee since 2017	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	180	Former Director, NAPE (National Alliance for Partnerships in Equity) Education Foundation, October 2016-October 2020; Advisory Board, Jennersville YMCA, June 2022-June 2023	Audit, Contracts, Investment Review Committee
Statement of Additional Information – January 1, 2026

Interested Trustee Affiliated with Investment Manager**
Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Ryan C. Larrenaga c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1970	Trustee since September 2025 Senior Vice President since 2017, Chief Legal Officer since 2017 and Secretary since 2015	Vice President and Chief Counsel – Legal, Ameriprise Financial, Inc., since August 2018; officer of the Columbia Funds or affiliated registered and unregistered funds since 2005	180	None	None
*
The term “Columbia Funds Complex” as used herein includes Columbia Credit Income Opportunities Fund, Columbia Seligman Premium Technology Growth Fund, Inc., Tri-Continental Corporation and each series of Columbia Acorn Trust, Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT), Columbia Funds Variable Series Trust (CFVST) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Gallagher, Hacker, Larrenaga and Moffett and Mses. Blatz, Carlton, Carrig, Lukitsh, Paglia and Yeager serve as directors of Columbia Seligman Premium Technology Growth Fund, Inc. and Tri-Continental Corporation.
**
Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Officers
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Trusts as of the date of this SAI, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Larrenaga, who is the Senior Vice President, Chief Legal Officer and Secretary, the Funds’ other officers are:
Fund Officers
Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
Michael G. Clarke 290 Congress Street Boston, MA 02210 1969	President and Principal Executive Officer (2025)
Senior Vice President and North America Head of Operations &
Investor Services and Member of Board of Governors, Columbia
Management Investment Advisers, LLC, since June 2023 and
January 2024, respectively (previously Senior Vice President and
Head of Global Operations & Investor Services, March 2022 - June
2023, Vice President, Head of North America Operations, and Co-
Head of Global Operations, June 2019 - February 2022 and Vice
President – Accounting and Tax, May 2010 - May 2019); formerly
Chief Financial Officer and Principal Financial Officer of the
Columbia Funds, January 2009 – September 2025; formerly
Senior Vice President of the Columbia Funds, January 2019 –
September 2025; senior officer of Columbia Funds and affiliated funds, since 2002; Director, Ameriprise Trust Company, since June
2023; Chair and President since August 2025; Director, Columbia
Management Investment Services Corp., since September 2024.

Charles H. Chiesa 290 Congress Street Boston, MA 02210 1978	Chief Financial Officer (2025) and Principal Financial Officer, Treasurer and Chief Accounting Officer (2024)
Vice President, Head of Accounting and Tax of Global Operations
& Investor Services, Columbia Management Investment Advisers,
LLC, since May 2024; Senior Manager, KPMG, October 2022 - May
2024; Director - Business Analyst, Columbia Management
Investment Advisers, LLC, December 2013 - October 2022.

Statement of Additional Information – January 1, 2026

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
William F. Truscott 290 Congress Street Boston, MA 02210 1960	Senior Vice President (2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November 2001 - January 1, 2021; Chief Executive Officer,
Global Asset Management, Ameriprise Financial, Inc., since
September 2012; Chairman of the Board and President, Columbia
Management Investment Advisers, LLC, since July 2004 and
February 2012, respectively; President, Chief Executive Officer and
Chairman of the Board, Columbia Management Investment
Distributors, Inc., since January 2024, February 2012 and
November 2008, respectively; Chairman of the Board and Director,
TAM UK International Holdings Limited, since July 2021; formerly
Chairman of the Board and Director, Threadneedle Asset
Management Holdings, Sàrl, March 2013 – December 2022 and
December 2008 – December 2022, respectively; senior executive of various entities affiliated with Columbia Threadneedle
Investments®.

Christopher O. Petersen 901 3rd Avenue South Minneapolis, MN 55402 1970	Senior Vice President and Assistant Secretary (2021)
Formerly, Trustee/Director of funds within the Columbia Funds
Complex, July 1, 2020 - November 22, 2021; Senior Vice President
and Assistant General Counsel, Ameriprise Financial, Inc., since
September 2021 (previously Vice President and Lead Chief
Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021;
officer of Columbia Funds and affiliated funds, since 2007.

Thomas P. McGuire 290 Congress Street Boston, MA 02210 1972	Senior Vice President and Chief Compliance Officer (2012)
Vice President – Asset Management Compliance, Ameriprise
Financial, Inc., since May 2010; Chief Compliance Officer,
Columbia Acorn Trust and Columbia Funds Variable Series Trust,
since December 2015; formerly, Chief Compliance Officer,
Ameriprise Certificate Company, September 2010 - September
2020.

Michael E. DeFao 290 Congress Street Boston, MA 02210 1968	Vice President (2011) and Assistant Secretary (2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since
May 2010; Vice President, Chief Legal Officer and Assistant
Secretary, Columbia Management Investment Advisers, LLC, since
October 2021 (previously Vice President and Assistant Secretary,
May 2010 - September 2021).

Veronica A. Seaman 290 Congress Street Boston, MA 02210 1962	Vice President (2025)	Vice President, Global Operations and Investor Services, since 2010; Director (since 2018), and President (since 2024), Columbia Management Investment Services Corp.
Victoria Bender c/o Columbia Fund Secretary 290 Congress Street Boston, MA 02210 1980	Vice President (2026)	Vice President and Chief Administrative Officer, Columbia Management Investment Advisers, LLC since February 2020.
Joseph D’Alessandro 485 Lexington Avenue New York, NY 10017 1971	Vice President (2026)	Vice President and Group Counsel, Ameriprise Financial, Inc. since 2009; officer of the Columbia Funds since 2010.
Responsibilities of the Board with respect to Fund Management
The Board consists of Trustees who have varied experience and skills. The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Trustees, including, among other things: overseeing the setting of the agenda for Board meetings, communicating and meeting with Board members between Board and committee meetings on Fund-related matters, with the Funds’ Chief Compliance Officer, counsel to the Independent Trustees, and representatives of the Funds’ service providers. The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the nature and number of Funds comprising the Trusts, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Investment Manager in overseeing the setting of agendas and conducting of meetings. With respect to Mr. Larrenaga, the
Statement of Additional Information – January 1, 2026

Trustees have concluded that having a senior officer of the Investment Manager serve as a Trustee benefits Fund shareholders by facilitating communication between the Independent Trustees and the senior management of the Investment Manager, and by assisting efforts to align the interests of the Investment Manager more closely with those of Fund shareholders. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee. The roles of each committee are more fully described in the section Committees of the Board below.
The Board initially approved investment management services agreements and other contracts with the Investment Manager and its affiliates and other service providers. The Board monitors the level and quality of services provided under such contracts. Annually, the Board evaluates the services received under the investment management and distribution contracts by reviewing, among other things, reports covering investment performance, expenses, shareholder services, marketing, and the Investment Manager’s profitability.
The Investment Manager provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Investment Manager, including risk management services. Various committees of the Board provide oversight of the Investment Manager’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Investment Manager and with representatives of various Fund service providers. In addition, the Board oversees processes that are in place addressing compliance with applicable rules, regulations and investment policies and address possible conflicts of interest. The Board and certain committees also meet regularly with the Funds’ Chief Compliance Officer to receive reports regarding the compliance of the Funds and the Investment Manager with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds.
The Board also oversees the Funds’ liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Investment Manager. Additionally, as required by Rule 22e-4 under the 1940 Act, the Funds have implemented a written liquidity risk management program and related procedures (the Liquidity Program), designed to assess and manage the Funds’ liquidity risk. The Board, including a majority of the Independent Trustees, approved the designation of a liquidity risk management program administrator (the Liquidity Program Administrator) who is responsible for administering the Liquidity Program. The Board reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.
The Board recognizes that not all risks that may affect the Funds can be identified in advance; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that it may be necessary to bear certain risks (such as various investment-related risks) in seeking to achieve the Funds’ investment objectives; and that the processes and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the Board's risk management oversight is subject to substantial limitations.
Trustee Biographical Information and Qualifications
The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Funds, were a significant factor in the determination that, in light of the business and structure of the Trusts, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:
George S. Batejan – Mr. Batejan has over 40 years’ experience in the financial services industry, including service as a former Executive Vice President and Global Head of Technology and Operations of Janus Capital Group, Inc. He has also served as Senior Vice President and Chief Information Officer of Evergreen Investments, Inc., Executive Vice President and Chief Information Officer of OppenheimerFunds, Inc., and Head of International Property and Casualty Operations and
Statement of Additional Information – January 1, 2026

Systems/Senior Vice President of American International Group. Mr. Batejan is an 18-year veteran of Chase Manhattan Bank, N.A. where he progressed to Private Banking Vice President and Division Executive of the Americas’ Service Delivery Group. He has also served on numerous corporate and non-profit boards. Mr. Batejan has also served as Chair of the National Investment Company Service Association (NICSA). Additionally, Mr. Batejan has managed operational units supporting the mutual fund business. These functions include fund accounting, fund treasury, fund tax, transfer agent, trade processing and settlement, proxy voting, corporate actions, operational risk, business continuity, and cyber security. He was also a member of the Ethics Committee, Global Risk Committee, and Cyber Security Committee of a major investment manager.
Kathleen Blatz – Ms. Blatz has had a successful legal and judicial career, including serving for eight years as Chief Justice of the Minnesota Supreme Court. Prior to being a judge, she practiced law and also served in the Minnesota House of Representatives having been elected to eight terms. While in the legislature she served on various committees, including the Financial Institutions and Insurance Committee and the Tax Committee. Since retiring from the Bench, she has been appointed as an arbitrator on many cases involving business to business disputes, including some pertaining to shareholder rights issues. She also has been appointed to two Special Litigation Committees by boards of Fortune 500 companies to investigate issues relating to cyber-security and stock options. She served on the Board of Directors of Blue Cross and Blue Shield of Minnesota from 2009 to 2021 and was appointed Interim President and Chief Executive Officer of Blue Cross and Blue Shield of Minnesota in February 2018 and again in April 2021. She served as Trustee of Gerald Rauenhorst 1982 Trusts from 2020 to 2024.
Pamela G. Carlton – Ms. Carlton has over 20 years’ experience in the investment banking industry, as a former Managing Director of JP Morgan Chase and a 14-year veteran of Morgan Stanley Investment Banking and Equity Research. She is currently the President of Springboard Partners in Cross Cultural Leadership. Ms. Carlton serves on the Board of Directors of publicly traded companies, including Evercore Inc. and Apollo Commercial Real Estate Finance, Inc. She also serves on private company boards, including Apollo Asset-Backed Finance and DR Bank. Ms. Carlton was elected to the Independent Directors Council in 2021 and the Board of Governors of its parent organization, Investment Company Institute, in 2024.
Janet Langford Carrig – Ms. Carrig was Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips, Ms. Carrig held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and Zelle, Hoffman, Voelbel, Mason and Gette. She serves as Director of Waterbridge Infrastructure LLC, a water infrastructure company, and served as Director of EQT Corporation from July 2019 to April 2025. In addition, Ms. Carrig has previously served on the board of directors for other public companies and various industry groups and non-profit organizations.
J. Kevin Connaughton – Mr. Connaughton has significant executive and board experience with financial services and investment companies. Mr. Connaughton served as a senior officer of certain Columbia funds from 2003 through 2015. He served as the managing director and general manager of mutual fund products for the Investment Manager from 2010 through 2015. Mr. Connaughton served on the FINRA National Adjudicatory Council from January 2020 to December 2023. He has previously served on the Board of Directors of a separate fund group, the Transfer Agent, three offshore groups of funds managed by the Investment Manager and/or affiliates, and the investment committee for a small college endowment. He served on the Board of Directors of The Autism Project from March 2015 to December 2021. Mr. Connaughton served as an adjunct professor of Finance at Bentley University from January 2018 to April 2023. He is currently the CEO, President, and Board Chairman of RhodeWay Financial, a nonprofit organization providing no cost financial planning and literacy services.
Olive M. Darragh – Ms. Darragh has extensive experience in the investment management industry. She currently serves as Managing Director of Darragh Inc., a strategy and talent management consulting firm that works with investment organizations. Previously, Ms. Darragh was a Partner at Tudor Investments responsible for Strategy and Talent Management. Prior to that, she was a Senior Partner at McKinsey & Company, where she co-founded and led the firm’s global Investment Management practice. Ms. Darragh has experience serving on other boards of directors and is a Certified Public Accountant. Ms. Darragh also founded and runs Zolio Inc., an investment management talent identification platform and is a visiting professor at the University of Edinburgh Business School.
Brian J. Gallagher – Mr. Gallagher has 40 years of experience in the financial services industry, including 30 years of service as an audit partner in the financial services practice at Deloitte & Touche LLP. During his tenure at Deloitte, Mr. Gallagher served as the Industry Professional Practice Director for the Investment Management Audit Practice, and oversaw the development of the firm’s audit approach for clients in the industry, consulted on technical issues, and interacted with standard setters and regulators. He also has experience on boards of directors of non-profit organizations.
Douglas A. Hacker – Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.
Statement of Additional Information – January 1, 2026

Ryan C. Larrenaga – Mr. Larrenaga has significant experience with the financial services industry and investment companies. Mr. Larrenaga has served as Senior Vice President and Chief Legal Officer of the Columbia Funds since 2017, Secretary since 2015 and as an officer of the Columbia Funds and affiliated funds since 2005. He serves as Vice President and Chief Counsel of Ameriprise Financial, Inc., the parent company of the Investment Manager. In these capacities, he supports the management and legal affairs of the Columbia Funds.
Nancy T. Lukitsh – Ms. Lukitsh has extensive executive experience in the financial services industries, particularly with respect to the marketing of investment products, having served as Senior Vice President, Partner and Director of Marketing for Wellington Management Company, LLP. Ms. Lukitsh has previously served as Chair of Wellington Management Portfolios (commingled investment pools designed for non-U.S. institutional investors) and as a director of other Wellington affiliates. In addition, she has previously served on the boards of directors of various non-profit organizations. She is also a Chartered Financial Analyst.
Jeninne C. McGee – Ms. McGee has significant experience in the financial services industry, having served as Chief Risk Officer of Ameriprise Financial Inc, leading enterprise risk management for the global Advice and Wealth Management, Asset Management, and Insurance businesses. In 2013, Ms. McGee developed the non-financial risk framework, which is still in use today. This critical program includes the oversight of business resilience, information security, vendor, ESG, data governance, and other key risks. Ms. McGee’s governance experience includes service on both nonprofit and corporate boards. She is currently a Director for First Command, a full-service financial services company. She chaired the YWCA Minneapolis board of directors after chairing its governance committee. Additionally, Ms. McGee is the finance chair and vice-chair of the Carleton College board of trustees.
David M. Moffett – Mr. Moffett has extensive executive and board of director experience, including serving on audit committees for public companies. Mr. Moffett was selected as CEO when the Federal Home Loan Mortgage Corporation was placed under conservatorship in 2008, and served as a consultant to its interim chief executive officer and the board of directors until 2009. Formerly, Mr. Moffett was the CFO of a large U.S. bank holding company where his responsibilities included trust and wealth management.
Catherine James Paglia – Ms. Paglia has been a Director of Enterprise Asset Management, Inc., a real estate and asset management company, for over 15 years. She previously spent eight years as Vice President, Principal and Managing Director at Morgan Stanley, 10 years as a Managing Director of Interlaken Capital and served as Chief Financial Officer of two public companies. She also has experience on other boards of directors of public and non-profit organizations.
Natalie A. Trunow – Ms. Trunow has extensive executive experience in financial services and with investment companies, including service as Chief Executive Officer at Millennial Portfolio Solutions LLC (asset management and consulting services), as a non-executive member of the Investment Committee of Sarona Asset Management Inc. (a private equity firm), as Director of Investments at Casey Family Programs Foundation, as Senior Vice President and Chief Investment Officer at Calvert Investments, and as Section Head and Portfolio Manager responsible for alternative and traditional funds at General Motors Asset Management. Ms. Trunow’s responsibilities as Senior Vice President and Chief Investment officer at Calvert Investments included oversight responsibilities for public and private equity investments, in-house and sub-advised funds, asset allocation funds, balanced funds, and volatility-managed funds, and investing portfolios. Ms. Trunow also currently serves on the boards of for-profit and non-profit organizations.
Sandra L. Yeager – Ms. Yeager has over 26 years of experience in the financial services industry. In August of 2008, she founded Hanoverian Capital, LLC, an investment boutique specializing in international equities for institutional clients, where she served as President and Chief Investment Officer through December 2016. Prior to that, Ms. Yeager served as Head of International Equities for DuPont Capital and Head of Global Equity Research for Morgan Stanley Investment Management, where she led a team of thirty people. Ms. Yeager began her investment career at AllianceBernstein as an equity analyst and advanced to become a global portfolio manager for institutional and mutual fund clients.
Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Investment Review Committee and Audit Committee. These committees are comprised solely of Independent Trustees. For each committee, the Board has adopted a written charter setting forth each committee's responsibilities. The table above, providing background on each Trustee, also includes their respective committee assignments. The duties of these committees are described below. Each committee was reconstituted effective January 1, 2024.
Ms. Carlton, as Chair of the Board, acts as point of contact between the Independent Trustees and the Investment Manager between Board meetings in respect of general matters.
Statement of Additional Information – January 1, 2026

Board Governance Committee. Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership, including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and other funds in the Columbia Funds Complex overseen by the Board and their shareholders.
To be considered as a candidate for Trustee, recommendations must include a curriculum vitae and be mailed to the attention of the Chair of the Board, Columbia Funds Complex, 290 Congress Street, Boston, MA 02210. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing by the date disclosed in a Fund’s proxy statement soliciting proxies to be voted at a meeting of shareholders, if such a meeting is held (mutual funds, including ETFs, are not required to hold annual shareholder meetings). The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.
Recommendations for candidates will be evaluated in light of whether the number of Trustees of the Trusts is expected to be increased and anticipated vacancies. There may be times when the committee is not recruiting new Trustees. In that case, shareholder recommendations will be maintained on file pending the active recruitment of Trustees.
The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Funds; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors. For candidates to serve as Independent Trustees, independence from the Funds’ investment adviser, its affiliates and other principal service providers is critical, as is an independent and questioning mindset. In each case, the committee will evaluate whether a candidate is an “interested person” under the 1940 Act. The committee also considers whether a prospective candidate’s workload would be consistent with regular attendance at Board meetings and would allow him or her to be available for service on Board committees, and devote the additional time and effort necessary to stay apprised of Board matters and the rapidly changing regulatory environment in which the Funds operate.
The committee may use any process it deems appropriate for identifying and evaluating candidates for service as a Trustee, which may include, without limitation, personal interviews, background checks, written submissions by the candidates, third party references and the use of consultants, including professional recruiting firms. The committee will evaluate nominees for a particular vacancy using the same process regardless of whether the nominee is submitted by a shareholder or identified by some other means. Members of the Board Governance Committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment.
On an annual basis, the Board conducts a self-evaluation that considers, among other matters, the contributions of individual Trustees, whether the Board has an appropriate size and the right mix of characteristics, experiences and skills, and whether the age distribution and diversity among the Trustees is appropriate. The Board and the committee also considers the same factors when identifying prospective trustee candidates. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustee.
Compliance Committee. Supports the Funds’ maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Chief Compliance Officer, a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds’ Chief Compliance Officer to meet with Independent Trustees on a regular basis to discuss compliance matters.
Contracts Committee. Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the Funds and advises the Board regarding actions taken on these contracts during the annual review process. Reviews and considers, on behalf of all Trustees, the Funds’ investment advisory, subadvisory (if any), administrative services and principal underwriting contracts to assists the Trustees in fulfilling their responsibilities relating to the Board’s evaluation and consideration of these arrangements.
Statement of Additional Information – January 1, 2026

Investment Review Committee. Reviews and oversees the management of the Funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. Each Independent Trustee also serves on the Investment Review Committee (the IRC) and an IRC subcommittee. Each IRC subcommittee is responsible for monitoring, on an ongoing basis, a select group of Columbia Funds overseen by the Board and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and any proposed changes to investment objectives. Investment personnel who manage the Funds attend IRC and IRC subcommittee meetings from time to time to assist the IRC in its review of the Funds.
Audit Committee. Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds’ financial statements and independent audits as well as the Funds’ compliance with legal and regulatory requirements relating to the Funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The Audit Committee also makes recommendations regarding the selection of the Funds’ independent registered public accounting firm (i.e., independent auditors) and reviews and evaluates the qualifications, independence and performance of the auditor. The Audit Committee oversees the Funds’ risks by, among other things, meeting with the Funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the Funds’ Disclosure Controls and Procedures. The Audit Committee acts as a liaison between the independent auditors and the full Board and must prepare an Audit Committee report. The Audit Committee reviews Fund valuation matters as it deems appropriate and consistent with the Columbia Funds Board’s responsibilities in this regard.
The table below shows the number of times each historical committee that oversaw the Funds met during the indicated fiscal years. The table is organized by fiscal year end. (Meetings of subcommittees of Committees are not included in the numbers of meetings set forth in the table.)
Committee Meetings
Fiscal Period	Audit Committee	Compliance Committee	Contracts Committee	Board Governance Committee	Investment Review Committee
For the fiscal year ending January 31, 2025	4	4	5	6	4
For the fiscal year ending February 28, 2025	4	4	5	6	4
For the fiscal year ending March 31, 2025	4	4	5	5	4
For the fiscal year ending April 30, 2025	4	4	5	5	4
For the fiscal year ending May 31, 2025	4	4	5	5	4
For the fiscal year ending July 31, 2025	4	4	5	5	4
For the fiscal year ending August 31, 2025	4	4	5	5	4
For the fiscal year ending October 31, 2024	3	4	5	4	4
For the fiscal year ending December 31, 2024	5	4	5	6	4
Trustee Investment Policy
Effective January 2021, the Board has a policy that each Independent Trustee is to invest in shares of one or more of the Columbia Funds overseen by the Independent Trustees (including investments made pursuant to the Deferred Compensation Plan) in an amount determined by the Board taking into consideration the total base annual compensation paid to an Independent Trustee from the Columbia Fund Complex.
Statement of Additional Information – January 1, 2026

Beneficial Equity Ownership
The tables below show, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of all Funds in the Columbia Funds Complex overseen by the Trustee, including notional amounts through the Deferred Compensation Plan, where noted, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000. The information is provided as of December 31, 2024, and for Mr. Larrenaga, as of August 31, 2025.
The tables only include ownership of Columbia Funds overseen by the Trustees; the Trustees and Officers may own shares of other Columbia Funds they do not oversee.
Independent Trustee Ownership
	Batejan	Blatz	Carlton	Carrig	Connaughton	Darragh	Flynn	Gallagher
Adaptive Risk Allocation Fund	A	A	A	A	C	A	A	A
Balanced Fund	A	A	A	E(a)	C	A	A	E(a)
Bond Fund	A	A	A	A	C	A	A	A
CA Intermediate Municipal Bond Fund	A	A	A	A	A	A	A	A
Capital Allocation Aggressive Portfolio	A	A	A	A	A	A	A	A
Capital Allocation Conservative Portfolio	A	A	A	A	A	A	A	A
Capital Allocation Moderate Aggressive Portfolio	A	A	A	A	A	A	A	D
Capital Allocation Moderate Conservative Portfolio	A	A	A	A	A	A	A	A
Capital Allocation Moderate Portfolio	A	A	A	A	A	A	A	A
Commodity Strategy Fund	A	A	A	A	A	A	A	A
Contrarian Core Fund	A	A	A	E(a)	C	A	E(a)	A
Convertible Securities Fund	A	A	A	A	C	E(a)	A	A
Cornerstone Equity Fund	A	A	A	A	A	A	A	A
Cornerstone Growth Fund	A	A	E(a)	E	D	A	A	A
Disciplined Core Fund	A	A	A	A	A	A	A	A
Disciplined Growth Fund	A	A	A	A	A	A	A	A
Disciplined Value Fund	A	A	A	A	A	A	A	A
Dividend Income Fund	A	A	A	E(a)	C	C	A	E(a)
Dividend Opportunity Fund	E	E	A	E(a)	A	A	E(a)	A
Emerging Markets Bond Fund	A	A	A	A	A	A	A	A
Emerging Markets Fund	A	E	A	A	A	A	A	A
Flexible Capital Income Fund	A	A	A	A	A	A	A	A
Floating Rate Fund	A	A	E(a)	A	A	A	A	D
Global Opportunities Fund	A	A	A	A	A	A	C	A
Global Technology Growth Fund	A	A	A	A	A	E	E(a)	E(a)
Global Value Fund	A	C	A	A	A	A	A	E
Government Money Market Fund	B(a)	A	C(a)	C(a)	A	B(a)	E(a)	B(a)
Greater China Fund	A	A	A	A	A	A	A	A
High Yield Bond Fund	A	A	A	A	A	E(a)	A	A
High Yield Municipal Fund	A	A	A	A	A	A	A	A
Income Builder Fund	A	A	A	A	A	A	A	E
Income Opportunities Fund	A	A	A	A	A	A	A	A
Integrated Large Cap Growth Fund	A	A	A	A	A	A	A	A
Integrated Large Cap Growth Fund II	A	A	A	A	A	A	A	A
Integrated Large Cap Value Fund	A	A	A	A	A	A	A	A
Integrated Small Cap Growth Fund	A	A	A	A	A	A	A	A
Statement of Additional Information – January 1, 2026

	Batejan	Blatz	Carlton	Carrig	Connaughton	Darragh	Flynn	Gallagher
Intermediate Duration Municipal Bond Fund	A	A	A	A	A	A	A	A
International Dividend Income Fund	A	A	A	A	A	A	A	A
Intrinsic Value Fund	A	A	A	A	A	A	A	A
Large Cap Enhanced Core Fund	A	A	A	A	A	A	A	A
Large Cap Growth Opportunity Fund	A	A	A	A	A	A	A	A
Large Cap Index Fund	A	A	A	E(a)	A	A	A	A
MA Intermediate Municipal Bond Fund	A	A	A	A	A	A	A	A
Mid Cap Index Fund	A	A	A	D(a)	A	A	A	A
MM Alternative Strategies Fund	A	A	A	A	A	A	A	A
MM Directional Alternative Strategies Fund	A	A	A	A	A	A	A	A
MM International Equity Strategies Fund	A	A	A	A	A	A	A	A
MM Large Cap Growth Strategies Fund	A	A	A	A	A	A	A	A
MM Small Cap Equity Strategies Fund	A	A	A	A	A	A	A	A
MM Total Return Bond Strategies Fund	A	A	A	A	A	A	A	A
MM Value Strategies Fund	A	A	A	A	A	A	A	A
MN Tax-Exempt Fund	A	A	A	A	A	A	A	A
Mortgage Opportunities Fund	A	A	A	A	A	A	A	A
Multisector Bond SMA Completion Portfolio	A	A	A	A	A	A	A	A
Multi Strategy Alternatives Fund	A	A	A	A	A	A	A	A
NY Intermediate Municipal Bond Fund	A	A	A	A	A	A	A	A
OR Intermediate Municipal Bond Fund	A	A	A	A	A	A	A	A
Overseas Core Fund	D	A	A	A	A	A	A	A
Overseas SMA Completion Portfolio	A	A	A	A	A	A	A	A
Overseas Value Fund	A	A	A	A	A	A	A	E
Pyrford International Stock Fund	A	A	A	A	A	A	A	A
Quality Income Fund	A	C	A	A	A	A	A	A
Real Estate Equity Fund	A	A	A	A	A	A	A	A
Select Corporate Income Fund	A	A	A	D(a)	A	D(a)	A	A
Select Global Equity Fund	A	E	A	A	A	A	A	A
Select Large Cap Growth Fund	A	A	A	A	C	A	A	A
Select Large Cap Value Fund	E	A	A	A	A	A	A	A
Select Mid Cap Growth Fund	A	A	A	A	A	A	A	A
Select Mid Cap Value Fund	A	A	A	A	C	D(a)	A	A
Select Short Corporate Income Fund	A	A	A	A	A	A	A	A
Select Small Cap Value Fund	D	A	A	A	A	A	A	E(a)
Seligman Global Technology Fund	C(a)	C	E(a)	A	C	D(a)	A	A
Seligman Technology and Information Fund	A	E	E(a)	A	D	E(a)	E(a)	A
Short Duration Municipal Bond Fund	A	A	A	A	A	A	A	A
Short Term Bond Fund	A	A	A	A	A	A	A	A
Small Cap Growth Fund	E	A	A	A	C	A	A	A
Small Cap Index Fund	A	A	A	A	A	A	A	A
Small Cap Value Discovery Fund	E(a)	A	A	A	A	E(a)	A	A
Small Cap Value and Inflection Fund	A	A	A	A	D	A	A	A
Strategic CA Municipal Income Fund	A	A	A	A	A	A	A	A
Statement of Additional Information – January 1, 2026

	Batejan	Blatz	Carlton	Carrig	Connaughton	Darragh	Flynn	Gallagher
Strategic Income Fund	A	A	A	A	C	A	A	A
Strategic Municipal Income Fund	A	A	A	A	A	A	A	A
Strategic NY Municipal Income Fund	A	A	A	A	A	A	A	A
Total Return Bond Fund	A	A	A	A	A	A	A	A
Total Return Municipal Income Fund	A	B	A	A	A	A	A	A
U.S. Treasury Index Fund	A	A	A	A	A	A	A	A
Ultra Short Duration Municipal Bond Fund	A	A	A	A	A	A	A	A
Ultra Short Term Bond Fund	A	A	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee	E(a)	E	E(a)	E(a)	E	E(a)	E(a)	E(a)
(a)
Includes the value of compensation payable under a Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more Funds in the Columbia Funds Complex overseen by the Trustee as specified by the Trustee.

	Hacker	Lukitsh	McGee(b)	Moffett	Paglia	Trunow	Yeager
Adaptive Risk Allocation Fund	A	A	N/A	A	A	A	A
Balanced Fund	A	A	N/A	E(a)	A	A	A
Bond Fund	A	A	N/A	A	A	A	E(a)
CA Intermediate Municipal Bond Fund	A	A	N/A	A	A	A	A
Capital Allocation Aggressive Portfolio	A	A	N/A	A	A	A	A
Capital Allocation Conservative Portfolio	A	A	N/A	A	A	A	A
Capital Allocation Moderate Aggressive Portfolio	A	A	N/A	A	A	A	A
Capital Allocation Moderate Conservative Portfolio	A	A	N/A	A	A	A	A
Capital Allocation Moderate Portfolio	A	A	N/A	A	A	A	A
Commodity Strategy Fund	A	A	N/A	A	A	A	A
Contrarian Core Fund	A	A	N/A	A	E(a)	A	A
Convertible Securities Fund	E	A	N/A	A	A	A	A
Cornerstone Equity Fund	A	A	N/A	A	A	A	A
Cornerstone Growth Fund	E	A	N/A	A	A	A	A
Disciplined Core Fund	A	A	N/A	A	A	A	A
Disciplined Growth Fund	A	A	N/A	A	A	A	A
Disciplined Value Fund	A	A	N/A	A	A	A	A
Dividend Income Fund	A	E	N/A	A	E(a)	A	E(a)
Dividend Opportunity Fund	A	A	N/A	A	A	A	A
Emerging Markets Bond Fund	A	A	N/A	A	A	A	A
Emerging Markets Fund	E	A	N/A	A	A	A	E(a)
Flexible Capital Income Fund	A	A	N/A	A	E(a)	A	A
Floating Rate Fund	A	A	N/A	A	A	A	A
Global Opportunities Fund	A	A	N/A	A	A	A	A
Global Technology Growth Fund	E	E	N/A	E(a)	A	A	A
Global Value Fund	A	A	N/A	A	A	A	A
Government Money Market Fund	A	A	N/A	B(a)	D(a)	E(a)	C(a)
Greater China Fund	A	A	N/A	A	A	A	A
High Yield Bond Fund	A	A	N/A	A	A	A	A
High Yield Municipal Fund	A	A	N/A	A	A	A	A
Income Builder Fund	A	A	N/A	A	A	A	A
Statement of Additional Information – January 1, 2026

	Hacker	Lukitsh	McGee(b)	Moffett	Paglia	Trunow	Yeager
Income Opportunities Fund	A	A	N/A	A	A	A	A
Integrated Large Cap Growth Fund	A	A	N/A	A	A	A	A
Integrated Large Cap Growth Fund II	A	A	N/A	A	A	A	A
Integrated Large Cap Value Fund	A	A	N/A	A	A	A	A
Integrated Small Cap Growth Fund	A	A	N/A	A	A	A	A
Intermediate Duration Municipal Bond Fund	A	A	N/A	A	A	A	A
International Dividend Income Fund	A	A	N/A	A	A	A	A
Intrinsic Value Fund	A	A	N/A	A	A	A	A
Large Cap Enhanced Core Fund	A	A	N/A	A	A	A	A
Large Cap Growth Opportunity Fund	A	A	N/A	A	A	A	A
Large Cap Index Fund	A	A	N/A	A	A	E(a)	A
MA Intermediate Municipal Bond Fund	A	A	N/A	A	A	A	A
Mid Cap Index Fund	A	A	N/A	A	A	E(a)	A
MM Alternative Strategies Fund	A	A	N/A	A	A	A	A
MM Directional Alternative Strategies Fund	A	A	N/A	A	A	A	A
MM International Equity Strategies Fund	A	A	N/A	A	A	A	A
MM Large Cap Growth Strategies Fund	A	A	N/A	A	A	A	A
MM Small Cap Equity Strategies Fund	A	A	N/A	A	A	A	A
MM Total Return Bond Strategies Fund	A	A	N/A	A	A	A	A
MM Value Strategies Fund	A	A	N/A	A	A	A	A
MN Tax-Exempt Fund	A	A	N/A	A	A	A	A
Mortgage Opportunities Fund	A	A	N/A	A	A	A	E(a)
Multisector Bond SMA Completion Portfolio	A	A	N/A	A	A	A	A
Multi Strategy Alternatives Fund	A	A	N/A	A	A	A	A
NY Intermediate Municipal Bond Fund	A	A	N/A	A	A	A	A
OR Intermediate Municipal Bond Fund	A	A	N/A	A	A	A	A
Overseas Core Fund	A	A	N/A	A	A	A	E(a)
Overseas SMA Completion Portfolio	A	A	N/A	A	A	A	A
Overseas Value Fund	A	A	N/A	A	A	A	A
Pyrford International Stock Fund	A	A	N/A	A	A	A	A
Quality Income Fund	A	A	N/A	A	A	A	A
Real Estate Equity Fund	A	A	N/A	A	A	A	A
Select Corporate Income Fund	A	A	N/A	A	A	A	A
Select Global Equity Fund	A	A	N/A	A	A	A	A
Select Large Cap Growth Fund	A	A	N/A	A	A	A	A
Select Large Cap Value Fund	A	A	N/A	A	A	A	A
Select Mid Cap Growth Fund	A	A	N/A	A	A	A	A
Select Mid Cap Value Fund	A	A	N/A	A	A	A	E(a)
Select Short Corporate Income Fund	A	A	N/A	A	A	E(a)	A
Select Small Cap Value Fund	A	A	N/A	A	A	A	A
Seligman Global Technology Fund	A	A	N/A	A	A	A	A
Seligman Technology and Information Fund	A	A	N/A	A	E(a)	A	A
Short Duration Municipal Bond Fund	A	A	N/A	A	A	A	A
Short Term Bond Fund	A	A	N/A	A	A	A	A
Statement of Additional Information – January 1, 2026

	Hacker	Lukitsh	McGee(b)	Moffett	Paglia	Trunow	Yeager
Small Cap Growth Fund	E	A	N/A	A	A	A	A
Small Cap Index Fund	A	A	N/A	A	A	E(a)	A
Small Cap Value Discovery Fund	E	A	N/A	A	A	A	A
Small Cap Value and Inflection Fund	A	A	N/A	A	A	A	A
Strategic CA Municipal Income Fund	A	A	N/A	A	A	A	A
Strategic Income Fund	A	A	N/A	A	A	A	A
Strategic Municipal Income Fund	A	A	N/A	A	A	A	A
Strategic NY Municipal Income Fund	A	A	N/A	A	A	A	A
Total Return Bond Fund	A	A	N/A	A	A	A	A
Total Return Municipal Income Fund	A	A	N/A	A	A	A	A
U.S. Treasury Index Fund	A	A	N/A	A	A	A	A
Ultra Short Duration Municipal Bond Fund	A	A	N/A	A	A	A	A
Ultra Short Term Bond Fund	A	A	N/A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee	E	E	N/A	E(a)	E(a)	E(a)	E(a)
(a)
Includes the value of compensation payable under a Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more Funds in the Columbia Funds Complex overseen by the Trustee as specified by the Trustee.
(b)
Ms. McGee was appointed as an Independent Trustee effective August 1, 2025, and had no amount of Fund equity securities beneficially owned prior to such date.
Interested Trustee Ownership
Larrenaga
Adaptive Risk Allocation Fund	A
Balanced Fund	A
Bond Fund	A
CA Intermediate Municipal Bond Fund	A
Capital Allocation Aggressive Portfolio	A
Capital Allocation Conservative Portfolio	A
Capital Allocation Moderate Aggressive Portfolio	A
Capital Allocation Moderate Conservative Portfolio	A
Capital Allocation Moderate Portfolio	A
Commodity Strategy Fund	A
Contrarian Core Fund	E(a)
Convertible Securities Fund	A
Cornerstone Equity Fund	A
Cornerstone Growth Fund	A
Disciplined Core Fund	A
Disciplined Growth Fund	A
Disciplined Value Fund	A
Dividend Income Fund	C
Dividend Opportunity Fund	A
Emerging Markets Bond Fund	A
Emerging Markets Fund	B(a)
Flexible Capital Income Fund	A
Floating Rate Fund	A
Statement of Additional Information – January 1, 2026

Larrenaga
Global Opportunities Fund	A
Global Technology Growth Fund	A
Global Value Fund	A
Government Money Market Fund	A
Greater China Fund	A
High Yield Bond Fund	A
High Yield Municipal Fund	A
Income Builder Fund	A
Income Opportunities Fund	A
Integrated Large Cap Growth Fund	A
Integrated Large Cap Growth Fund II	A
Integrated Large Cap Value Fund	A
Integrated Small Cap Growth Fund	A
Intermediate Duration Municipal Bond Fund	A
International Dividend Income Fund	A
Intrinsic Value Fund	A
Large Cap Enhanced Core Fund	A
Large Cap Growth Opportunity Fund	A
Large Cap Index Fund	A
MA Intermediate Municipal Bond Fund	A
Mid Cap Index Fund	A
MM Alternative Strategies Fund	A
MM Directional Alternative Strategies Fund	A
MM International Equity Strategies Fund	A
MM Large Cap Growth Strategies Fund	A
MM Small Cap Equity Strategies Fund	C
MM Total Return Bond Strategies Fund	C
MM Value Strategies Fund	C
MN Tax-Exempt Fund	A
Mortgage Opportunities Fund	A
Multisector Bond SMA Completion Portfolio	A
Multi Strategy Alternatives Fund	A
NY Intermediate Municipal Bond Fund	A
OR Intermediate Municipal Bond Fund	A
Overseas Core Fund	A
Overseas SMA Completion Portfolio	A
Overseas Value Fund	A
Pyrford International Stock Fund	A
Quality Income Fund	A
Real Estate Equity Fund	A
Select Corporate Income Fund	B(a)
Select Global Equity Fund	A
Select Large Cap Growth Fund	A
Select Large Cap Value Fund	A
Statement of Additional Information – January 1, 2026

Larrenaga
Select Mid Cap Growth Fund	B(a)
Select Mid Cap Value Fund	A
Select Short Corporate Income Fund	A
Select Small Cap Value Fund	A
Seligman Global Technology Fund	A
Seligman Technology and Information Fund	A
Short Duration Municipal Bond Fund	A
Short Term Bond Fund	A
Small Cap Growth Fund	B(a)
Small Cap Index Fund	A
Small Cap Value Discovery Fund	A
Small Cap Value and Inflection Fund	A
Strategic CA Municipal Income Fund	A
Strategic Income Fund	A
Strategic Municipal Income Fund	A
Strategic NY Municipal Income Fund	A
Total Return Bond Fund	B(a)
Total Return Municipal Income Fund	A
U.S. Treasury Index Fund	A
Ultra Short Duration Municipal Bond Fund	A
Ultra Short Term Bond Fund	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee	E(a)
(a)
With respect to Mr. Larrenaga, this amount includes compensation payable under a Deferred Compensation Plan administered by Ameriprise Financial.
Independent Trustee Interests in Fund Affiliates
An immediate family member of Ms. Blatz holds publicly traded common stock of the parent companies of the subadvisers to certain Columbia Funds. The value of such stock does not exceed $120,000 with respect to the parent company of any subadviser other than J.P. Morgan Investment Management Inc., and the value of the holdings of such subadviser parent does not exceed $500,000 and represents less than 0.1 percent of the parent’s outstanding shares. Ms. Blatz does not have any ownership or voting interest in such holdings.
An immediate family member of Ms. Blatz also holds certain notes issued by an affiliate of Goldman Sachs Asset Management, L.P., a subadviser to Variable Portfolio – Partners Small Cap Growth Fund. The value of the holdings does not exceed $500,000 and represents less than 0.1 percent of the affiliate’s outstanding debt issued. Ms. Blatz does not have any ownership or voting interest in such holdings.
Compensation
Total compensation. The following table shows the total compensation paid to Independent Trustees for their services from all the Funds in the Columbia Funds Complex overseen by the Trustee for the period ended August 31, 2025.
Mr. Larrenaga is not compensated for his services on the Board.
Trustees	Total Cash Compensation from the Columbia Funds Complex Paid to Trustee(a)	Amount Deferred from Total Compensation(b)
George S. Batejan	$450,600	$28,009
Kathleen Blatz	$445,600	$0
Pamela G. Carlton	$598,267	$80,323
Statement of Additional Information – January 1, 2026

Trustees	Total Cash Compensation from the Columbia Funds Complex Paid to Trustee(a)	Amount Deferred from Total Compensation(b)
Janet Langford Carrig	$457,600	$457,600
J. Kevin Connaughton	$453,600	$0
Olive M. Darragh	$441,600	$33,800
Patricia M. Flynn	$435,600	$0
Brian J. Gallagher	$462,600	$140,967
Douglas A. Hacker	$441,600	$0
Nancy T. Lukitsh	$425,600	$0
Jeninne C. McGee	$28,917	$9,542
David M. Moffett	$426,600	$0
Catherine James Paglia	$438,600	$0
Natalie A. Trunow	$437,600	$150,817
Sandra L. Yeager	$451,600	$225,800
(a)
Includes any portion of cash compensation Trustees elected to defer during the fiscal period. MM Large Cap Growth Strategies Fund, which commenced operations on June 2, 2025, has not yet completed its first fiscal year (which will end March 31, 2026). For the fiscal year ending March 31, 2026, when including MM Large Cap Growth Strategies Fund, the estimated total cash compensation from the Columbia Funds Complex to be paid to the Trustees is as follows:

Trustees	Estimated Total Cash Compensation from the Columbia Funds Complex To Be Paid to Trustee for Fiscal Year Ended 2026	Estimated Amount to be Deferred from Total Compensation
George S. Batejan	$331,667	$23,217
Kathleen Blatz	$328,000	$0
Pamela G. Carlton	$479,167	$71,875
Janet Langford Carrig	$328,000	$328,000
J. Kevin Connaughton	$340,000	$0
Olive M. Darragh	$328,000	$0
Patricia M. Flynn	$319,667	$0
Brian J. Gallagher	$331,167	$165,584
Douglas A. Hacker	$319,167	$0
Nancy T. Lukitsh	$319,167	$0
Jeninne C. McGee(c)	N/A	N/A
David M. Moffett	$319,667	$0
Catherine James Paglia	$319,167	$0
Natalie A. Trunow	$331,667	$82,917
Sandra L. Yeager	$328,000	$164,000
(b)
The Trustees may elect to defer a portion of the total cash compensation payable. Additional information regarding the Deferred Compensation Plan is described below.
(c)
Ms. McGee was appointed as an Independent Trustee effective August 1, 2025, and as such has no compensation prior to such date.
In addition to the above compensation, all Independent Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
Independent Trustees did not accrue any pension or retirement benefits as part of Fund expenses, nor will they receive any annual benefits upon retirement.
Statement of Additional Information – January 1, 2026

Deferred Compensation Plan
Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as a Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.
Distributions from a Trustee’s Deferral Account will be paid either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of a general unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.
Compensation from each Fund. The following table shows the compensation paid to Independent Trustees from each Fund during its last fiscal year (or period), as well as the amount deferred from each Fund, which is included in the total. With respect to MM Large Cap Growth Strategies Fund, which commenced operations on June 2, 2025, the table estimates the compensation to be paid to the Independent Trustees by the Fund during the remainder of its current fiscal year. The table is organized by fiscal year end.
Fund	Aggregate Compensation from Fund Independent Trustees
	Batejan(a)	Blatz	Carlton(b)	Carrig(c)	Connaughton	Darragh(d)	Flynn(e)	Gallagher(f)
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$1,981	$1,958	$2,555	$1,985	$2,027	$1,972	$1,911	$1,995
Amount Deferred	$101	$0	$266	$1,985	$0	$371	$0	$52
Capital Allocation Conservative Portfolio	$1,031	$1,019	$1,330	$1,033	$1,055	$1,026	$995	$1,038
Amount Deferred	$53	$0	$139	$1,033	$0	$193	$0	$27
Capital Allocation Moderate Aggressive Portfolio	$2,335	$2,307	$3,011	$2,340	$2,389	$2,324	$2,253	$2,351
Amount Deferred	$119	$0	$314	$2,340	$0	$438	$0	$61
Capital Allocation Moderate Conservative Portfolio	$1,187	$1,172	$1,530	$1,189	$1,214	$1,181	$1,145	$1,195
Amount Deferred	$61	$0	$160	$1,189	$0	$223	$0	$31
Capital Allocation Moderate Portfolio	$1,805	$1,784	$2,328	$1,809	$1,847	$1,797	$1,741	$1,818
Amount Deferred	$92	$0	$243	$1,809	$0	$339	$0	$47
Income Builder Fund	$1,716	$1,695	$2,213	$1,719	$1,756	$1,708	$1,655	$1,728
Amount Deferred	$88	$0	$230	$1,719	$0	$323	$0	$43
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$1,926	$1,901	$2,485	$1,929	$1,970	$1,916	$1,856	$1,940
Amount Deferred	$101	$0	$270	$1,929	$0	$339	$0	$102
Cornerstone Equity Fund	$2,139	$2,115	$2,773	$2,144	$2,189	$2,129	$2,065	$2,154
Amount Deferred	$112	$0	$302	$2,144	$0	$374	$0	$118
Global Value Fund	$1,582	$1,563	$2,045	$1,585	$1,618	$1,574	$1,526	$1,593
Amount Deferred	$83	$0	$222	$1,585	$0	$278	$0	$84
Large Cap Enhanced Core Fund	$1,293	$1,279	$1,672	$1,296	$1,323	$1,287	$1,248	$1,302
Amount Deferred	$68	$0	$182	$1,296	$0	$227	$0	$70
Large Cap Growth Opportunity Fund	$1,971	$1,948	$2,555	$1,976	$2,017	$1,962	$1,902	$1,984
Amount Deferred	$103	$0	$278	$1,976	$0	$345	$0	$108
Large Cap Index Fund	$3,837	$3,793	$4,968	$3,847	$3,926	$3,819	$3,704	$3,864
Amount Deferred	$201	$0	$540	$3,847	$0	$673	$0	$209
Mid Cap Index Fund	$3,098	$3,061	$4,007	$3,105	$3,170	$3,083	$2,989	$3,120
Amount Deferred	$162	$0	$435	$3,105	$0	$545	$0	$165
Overseas Core Fund	$1,640	$1,621	$2,119	$1,644	$1,679	$1,632	$1,583	$1,652
Statement of Additional Information – January 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Batejan(a)	Blatz	Carlton(b)	Carrig(c)	Connaughton	Darragh(d)	Flynn(e)	Gallagher(f)
Amount Deferred	$86	$0	$230	$1,644	$0	$288	$0	$87
Overseas Value Fund	$3,470	$3,430	$4,486	$3,478	$3,551	$3,454	$3,349	$3,495
Amount Deferred	$181	$0	$487	$3,478	$0	$610	$0	$185
Select Mid Cap Value Fund	$3,027	$2,991	$3,912	$3,034	$3,097	$3,012	$2,921	$3,049
Amount Deferred	$158	$0	$425	$3,034	$0	$532	$0	$162
Small Cap Index Fund	$3,555	$3,511	$4,582	$3,561	$3,637	$3,537	$3,428	$3,582
Amount Deferred	$185	$0	$496	$3,561	$0	$628	$0	$182
Small Cap Value and Inflection Fund	$1,813	$1,790	$2,338	$1,816	$1,856	$1,804	$1,748	$1,828
Amount Deferred	$95	$0	$253	$1,816	$0	$321	$0	$91
For Funds with fiscal period ending March 31
Integrated Large Cap Growth Fund II	$4,623	$4,602	$6,080	$4,667	$4,731	$4,601	$4,493	$4,655
Amount Deferred	$253	$0	$687	$4,667	$0	$707	$0	$547
MM Large Cap Growth Strategies Fund(g)	$3,582	$3,543	$5,175	$3,543	$3,672	$3,543	$3,453	$3,577
Amount Deferred	$251	$0	$776	$3,543	$0	$0	$0	$1,788
Select Large Cap Growth Fund	$1,758	$1,750	$2,314	$1,773	$1,800	$1,751	$1,709	$1,768
Amount Deferred	$95	$0	$258	$1,773	$0	$278	$0	$184
Short Term Bond Fund	$1,789	$1,780	$2,349	$1,807	$1,831	$1,780	$1,738	$1,804
Amount Deferred	$99	$0	$269	$1,807	$0	$265	$0	$233
For Funds with fiscal period ending April 30
Bond Fund	$1,654	$1,646	$2,195	$1,669	$1,692	$1,646	$1,596	$1,677
Amount Deferred	$93	$0	$259	$1,669	$0	$225	$0	$268
CA Intermediate Municipal Bond Fund	$1,134	$1,128	$1,503	$1,144	$1,160	$1,128	$1,094	$1,149
Amount Deferred	$64	$0	$177	$1,144	$0	$156	$0	$179
MM Directional Alternative Strategies Fund	$1,116	$1,110	$1,479	$1,126	$1,142	$1,110	$1,077	$1,131
Amount Deferred	$63	$0	$174	$1,126	$0	$154	$0	$175
Select Corporate Income Fund	$2,373	$2,362	$3,147	$2,396	$2,428	$2,362	$2,290	$2,406
Amount Deferred	$134	$0	$371	$2,396	$0	$323	$0	$384
Short Duration Municipal Bond Fund	$1,145	$1,139	$1,517	$1,155	$1,171	$1,139	$1,105	$1,160
Amount Deferred	$64	$0	$178	$1,155	$0	$159	$0	$178
Small Cap Value Discovery Fund	$2,160	$2,150	$2,864	$2,181	$2,211	$2,150	$2,085	$2,191
Amount Deferred	$122	$0	$338	$2,181	$0	$292	$0	$355
Total Return Bond Fund	$3,252	$3,236	$4,308	$3,281	$3,328	$3,237	$3,137	$3,296
Amount Deferred	$183	$0	$506	$3,281	$0	$447	$0	$513
U.S. Treasury Index Fund	$1,611	$1,602	$2,141	$1,624	$1,649	$1,604	$1,554	$1,632
Amount Deferred	$90	$0	$251	$1,624	$0	$223	$0	$252
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	$2,988	$2,996	$3,991	$3,057	$3,078	$2,993	$2,905	$3,029
Amount Deferred	$171	$0	$483	$3,057	$0	$381	$0	$540
Commodity Strategy Fund	$1,102	$1,105	$1,479	$1,128	$1,135	$1,105	$1,072	$1,117
Amount Deferred	$63	$0	$179	$1,128	$0	$140	$0	$200
Dividend Income Fund	$35,201	$35,284	$47,167	$36,039	$36,281	$35,292	$34,203	$35,706
Amount Deferred	$2,024	$0	$5,761	$36,039	$0	$4,349	$0	$6,713
Dividend Opportunity Fund	$2,654	$2,660	$3,546	$2,715	$2,734	$2,659	$2,579	$2,691
Amount Deferred	$152	$0	$431	$2,715	$0	$334	$0	$491
Flexible Capital Income Fund	$1,892	$1,896	$2,531	$1,936	$1,949	$1,896	$1,839	$1,918
Amount Deferred	$108	$0	$308	$1,936	$0	$237	$0	$352
High Yield Bond Fund	$2,009	$2,014	$2,690	$2,056	$2,071	$2,014	$1,953	$2,037
Amount Deferred	$115	$0	$327	$2,056	$0	$253	$0	$372
High Yield Municipal Fund	$1,288	$1,291	$1,724	$1,318	$1,327	$1,291	$1,252	$1,306
Amount Deferred	$74	$0	$210	$1,318	$0	$162	$0	$239
Intrinsic Value Fund	$2,897	$2,904	$3,876	$2,964	$2,985	$2,903	$2,815	$2,938
Statement of Additional Information – January 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Batejan(a)	Blatz	Carlton(b)	Carrig(c)	Connaughton	Darragh(d)	Flynn(e)	Gallagher(f)
Amount Deferred	$166	$0	$472	$2,964	$0	$363	$0	$540
MM Value Strategies Fund	$5,120	$5,131	$6,820	$5,236	$5,273	$5,127	$4,977	$5,191
Amount Deferred	$292	$0	$825	$5,236	$0	$656	$0	$917
Mortgage Opportunities Fund	$2,755	$2,762	$3,682	$2,819	$2,839	$2,761	$2,678	$2,793
Amount Deferred	$158	$0	$447	$2,819	$0	$349	$0	$503
Multi Strategy Alternatives Fund	$1,310	$1,313	$1,753	$1,340	$1,350	$1,313	$1,274	$1,328
Amount Deferred	$75	$0	$213	$1,340	$0	$165	$0	$241
Quality Income Fund	$2,003	$2,008	$2,680	$2,049	$2,064	$2,008	$1,947	$2,031
Amount Deferred	$115	$0	$325	$2,049	$0	$253	$0	$367
Select Large Cap Value Fund	$2,869	$2,876	$3,836	$2,936	$2,956	$2,875	$2,789	$2,909
Amount Deferred	$164	$0	$466	$2,936	$0	$362	$0	$528
Select Small Cap Value Fund	$1,220	$1,223	$1,630	$1,248	$1,257	$1,222	$1,186	$1,237
Amount Deferred	$70	$0	$198	$1,248	$0	$155	$0	$223
Seligman Technology and Information Fund	$11,930	$11,957	$16,000	$12,208	$12,287	$11,951	$11,595	$12,100
Amount Deferred	$686	$0	$1,953	$12,208	$0	$1,473	$0	$2,281
For Funds with fiscal period ending July 31
Cornerstone Growth Fund	$5,723	$5,697	$7,736	$5,855	$5,893	$5,734	$5,526	$5,842
Amount Deferred	$349	$0	$1,008	$5,855	$0	$515	$0	$1,604
Disciplined Core Fund	$4,869	$4,846	$6,572	$4,980	$5,013	$4,878	$4,700	$4,969
Amount Deferred	$296	$0	$855	$4,980	$0	$444	$0	$1,349
Disciplined Growth Fund	$1,124	$1,119	$1,517	$1,149	$1,157	$1,126	$1,085	$1,147
Amount Deferred	$68	$0	$197	$1,149	$0	$103	$0	$310
Disciplined Value Fund	$1,027	$1,022	$1,386	$1,050	$1,058	$1,029	$991	$1,048
Amount Deferred	$62	$0	$180	$1,050	$0	$94	$0	$283
Floating Rate Fund	$1,507	$1,500	$2,040	$1,542	$1,552	$1,511	$1,454	$1,538
Amount Deferred	$92	$0	$266	$1,542	$0	$135	$0	$423
Global Opportunities Fund	$1,145	$1,140	$1,546	$1,171	$1,180	$1,148	$1,106	$1,169
Amount Deferred	$70	$0	$201	$1,171	$0	$106	$0	$314
Government Money Market Fund	$2,979	$2,966	$4,049	$3,053	$3,071	$2,989	$2,875	$3,043
Amount Deferred	$183	$0	$533	$3,053	$0	$252	$0	$877
Income Opportunities Fund	$1,480	$1,473	$1,999	$1,514	$1,525	$1,483	$1,429	$1,510
Amount Deferred	$90	$0	$260	$1,514	$0	$136	$0	$407
MN Tax-Exempt Fund	$1,306	$1,300	$1,764	$1,336	$1,345	$1,309	$1,261	$1,333
Amount Deferred	$79	$0	$229	$1,336	$0	$120	$0	$360
OR Intermediate Municipal Bond Fund	$1,129	$1,124	$1,525	$1,155	$1,163	$1,132	$1,090	$1,152
Amount Deferred	$69	$0	$198	$1,155	$0	$104	$0	$311
Select Short Corporate Income Fund	$1,321	$1,315	$1,783	$1,351	$1,361	$1,324	$1,275	$1,348
Amount Deferred	$80	$0	$232	$1,351	$0	$121	$0	$364
Strategic Municipal Income Fund	$2,396	$2,385	$3,235	$2,451	$2,468	$2,402	$2,313	$2,445
Amount Deferred	$146	$0	$421	$2,451	$0	$218	$0	$665
Total Return Municipal Income Fund	$2,515	$2,503	$3,392	$2,572	$2,591	$2,521	$2,428	$2,566
Amount Deferred	$153	$0	$440	$2,572	$0	$233	$0	$687
Ultra Short Term Bond Fund	$1,791	$1,783	$2,426	$1,834	$1,846	$1,796	$1,729	$1,829
Amount Deferred	$109	$0	$317	$1,834	$0	$159	$0	$507
For Funds with fiscal period ending August 31
Balanced Fund	$9,096	$8,994	$12,154	$9,241	$9,365	$9,118	$8,787	$9,343
Amount Deferred	$566	$0	$1,634	$9,241	$0	$697	$0	$2,861
Contrarian Core Fund	$13,259	$13,108	$17,711	$13,466	$13,647	$13,287	$12,810	$13,620
Amount Deferred	$825	$0	$2,382	$13,466	$0	$1,014	$0	$4,174
Emerging Markets Bond Fund	$1,126	$1,114	$1,502	$1,144	$1,159	$1,129	$1,088	$1,157
Amount Deferred	$70	$0	$201	$1,144	$0	$88	$0	$349
Statement of Additional Information – January 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Batejan(a)	Blatz	Carlton(b)	Carrig(c)	Connaughton	Darragh(d)	Flynn(e)	Gallagher(f)
Emerging Markets Fund	$1,608	$1,589	$2,126	$1,631	$1,654	$1,610	$1,553	$1,650
Amount Deferred	$99	$0	$283	$1,631	$0	$133	$0	$479
Global Technology Growth Fund	$3,912	$3,867	$5,232	$3,972	$4,025	$3,920	$3,780	$4,019
Amount Deferred	$244	$0	$705	$3,972	$0	$296	$0	$1,241
Greater China Fund	$933	$923	$1,243	$948	$961	$935	$902	$959
Amount Deferred	$58	$0	$167	$948	$0	$74	$0	$288
Integrated Large Cap Growth Fund	$1,098	$1,086	$1,460	$1,115	$1,130	$1,100	$1,061	$1,128
Amount Deferred	$68	$0	$195	$1,115	$0	$89	$0	$333
Integrated Large Cap Value Fund	$966	$955	$1,281	$980	$994	$967	$933	$991
Amount Deferred	$60	$0	$171	$980	$0	$79	$0	$291
Integrated Small Cap Growth Fund	$912	$902	$1,215	$926	$939	$914	$881	$936
Amount Deferred	$57	$0	$163	$926	$0	$72	$0	$282
International Dividend Income Fund	$1,358	$1,343	$1,810	$1,379	$1,398	$1,361	$1,312	$1,395
Amount Deferred	$84	$0	$243	$1,379	$0	$106	$0	$421
MM Alternative Strategies Fund	$1,299	$1,285	$1,734	$1,320	$1,338	$1,302	$1,255	$1,334
Amount Deferred	$81	$0	$233	$1,320	$0	$101	$0	$405
MM International Equity Strategies Fund	$3,285	$3,248	$4,395	$3,338	$3,383	$3,294	$3,173	$3,376
Amount Deferred	$205	$0	$592	$3,338	$0	$247	$0	$1,046
MM Small Cap Equity Strategies Fund	$2,540	$2,512	$3,430	$2,583	$2,617	$2,549	$2,455	$2,611
Amount Deferred	$160	$0	$466	$2,583	$0	$177	$0	$845
MM Total Return Bond Strategies Fund	$12,200	$12,067	$16,315	$12,400	$12,564	$12,232	$11,784	$12,526
Amount Deferred	$759	$0	$2,192	$12,400	$0	$940	$0	$3,821
Multisector Bond SMA Completion Portfolio	$909	$899	$1,213	$923	$936	$911	$878	$933
Amount Deferred	$56	$0	$163	$923	$0	$70	$0	$284
Overseas SMA Completion Portfolio	$897	$887	$1,195	$911	$923	$899	$867	$921
Amount Deferred	$56	$0	$160	$911	$0	$71	$0	$277
Pyrford International Stock Fund	$1,173	$1,160	$1,560	$1,191	$1,207	$1,175	$1,133	$1,204
Amount Deferred	$73	$0	$209	$1,191	$0	$93	$0	$359
Select Mid Cap Growth Fund	$2,285	$2,259	$3,056	$2,321	$2,351	$2,290	$2,208	$2,347
Amount Deferred	$142	$0	$411	$2,321	$0	$174	$0	$723
Small Cap Growth Fund	$2,803	$2,772	$3,754	$2,849	$2,885	$2,810	$2,709	$2,880
Amount Deferred	$175	$0	$505	$2,849	$0	$212	$0	$888
Strategic Income Fund	$5,756	$5,692	$7,702	$5,850	$5,928	$5,772	$5,560	$5,911
Amount Deferred	$358	$0	$1,036	$5,850	$0	$440	$0	$1,813
Ultra Short Duration Municipal Bond Fund	$958	$947	$1,275	$973	$986	$959	$925	$983
Amount Deferred	$59	$0	$171	$973	$0	$76	$0	$295
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	$2,221	$2,212	$2,922	$2,245	$2,260	$2,231	$2,125	$2,230
Amount Deferred	$111	$0	$242	$2,245	$0	$446	$0	$226
MA Intermediate Municipal Bond Fund	$949	$945	$1,251	$959	$966	$953	$908	$953
Amount Deferred	$47	$0	$104	$959	$0	$191	$0	$93
NY Intermediate Municipal Bond Fund	$963	$959	$1,270	$973	$980	$967	$922	$967
Amount Deferred	$48	$0	$106	$973	$0	$193	$0	$94
Select Global Equity Fund	$1,455	$1,449	$1,918	$1,469	$1,481	$1,461	$1,393	$1,460
Amount Deferred	$73	$0	$161	$1,469	$0	$292	$0	$138
Seligman Global Technology Fund	$2,717	$2,706	$3,587	$2,744	$2,767	$2,728	$2,602	$2,726
Amount Deferred	$136	$0	$303	$2,744	$0	$546	$0	$250
Strategic CA Municipal Income Fund	$1,172	$1,167	$1,545	$1,184	$1,193	$1,177	$1,122	$1,177
Amount Deferred	$59	$0	$129	$1,184	$0	$235	$0	$113
Strategic NY Municipal Income Fund	$974	$970	$1,284	$983	$991	$978	$932	$977
Amount Deferred	$49	$0	$108	$983	$0	$196	$0	$93
Statement of Additional Information – January 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Batejan(a)	Blatz	Carlton(b)	Carrig(c)	Connaughton	Darragh(d)	Flynn(e)	Gallagher(f)
For Funds with fiscal period ending December 31
Real Estate Equity Fund	$1,039	$1,027	$1,335	$1,041	$1,063	$1,034	$1,002	$1,046
Amount Deferred	$52	$0	$133	$1,041	$0	$207	$0	$0
(a)
As of September 30, 2025, the value of Mr. Batejan’s account under the Deferred Compensation Plan was $129,023.
(b)
As of September 30, 2025, the value of Ms. Carlton’s account under the Deferred Compensation Plan was $2,128,562.
(c)
As of September 30, 2025, the value of Ms. Carrig’s account under the Deferred Compensation Plan was $8,494,218.
(d)
As of September 30, 2025, the value of Ms. Darragh’s account under the Deferred Compensation Plan was $886,745.
(e)
As of September 30, 2025, the value of Ms. Flynn’s account under the Deferred Compensation Plan was $4,880,883.
(f)
As of September 30, 2025, the value of Mr. Gallagher’s account under the Deferred Compensation Plan was $2,069,308.
(g)
The Fund has not completed its first full year of operations since its organization. The compensation shown for the Fund is the estimated amount that will be paid from June 2, 2025 (commencement of Fund operations) to March 31, 2026.

Fund	Aggregate Compensation from Fund Independent Trustees
	Hacker	Lukitsh	McGee(a)	Moffett(b)	Paglia(c)	Trunow(d)	Yeager(e)
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$1,925	$1,925	N/A	$1,884	$1,925	$1,911	$2,027
Amount Deferred	$0	$0	N/A	$0	$0	$928	$1,014
Capital Allocation Conservative Portfolio	$1,002	$1,002	N/A	$981	$1,002	$995	$1,055
Amount Deferred	$0	$0	N/A	$0	$0	$483	$528
Capital Allocation Moderate Aggressive Portfolio	$2,269	$2,269	N/A	$2,220	$2,269	$2,253	$2,389
Amount Deferred	$0	$0	N/A	$0	$0	$1,094	$1,195
Capital Allocation Moderate Conservative Portfolio	$1,153	$1,153	N/A	$1,128	$1,153	$1,145	$1,214
Amount Deferred	$0	$0	N/A	$0	$0	$556	$607
Capital Allocation Moderate Portfolio	$1,754	$1,754	N/A	$1,717	$1,754	$1,741	$1,847
Amount Deferred	$0	$0	N/A	$0	$0	$846	$924
Income Builder Fund	$1,667	$1,667	N/A	$1,632	$1,667	$1,655	$1,756
Amount Deferred	$0	$0	N/A	$0	$0	$805	$878
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$1,871	$1,871	N/A	$1,830	$1,871	$1,856	$1,970
Amount Deferred	$0	$0	N/A	$0	$0	$875	$985
Cornerstone Equity Fund	$2,079	$2,079	N/A	$2,034	$2,079	$2,065	$2,189
Amount Deferred	$0	$0	N/A	$0	$0	$970	$1,095
Global Value Fund	$1,537	$1,537	N/A	$1,504	$1,537	$1,526	$1,618
Amount Deferred	$0	$0	N/A	$0	$0	$719	$809
Large Cap Enhanced Core Fund	$1,257	$1,257	N/A	$1,230	$1,257	$1,248	$1,323
Amount Deferred	$0	$0	N/A	$0	$0	$587	$661
Large Cap Growth Opportunity Fund	$1,915	$1,915	N/A	$1,874	$1,915	$1,902	$2,017
Amount Deferred	$0	$0	N/A	$0	$0	$894	$1,008
Large Cap Index Fund	$3,730	$3,730	N/A	$3,650	$3,730	$3,704	$3,927
Amount Deferred	$0	$0	N/A	$0	$0	$1,742	$1,963
Mid Cap Index Fund	$3,011	$3,011	N/A	$2,946	$3,011	$2,989	$3,170
Amount Deferred	$0	$0	N/A	$0	$0	$1,408	$1,585
Overseas Core Fund	$1,594	$1,594	N/A	$1,560	$1,594	$1,583	$1,679
Amount Deferred	$0	$0	N/A	$0	$0	$745	$839
Overseas Value Fund	$3,374	$3,374	N/A	$3,301	$3,374	$3,349	$3,551
Amount Deferred	$0	$0	N/A	$0	$0	$1,577	$1,776
Select Mid Cap Value Fund	$2,942	$2,942	N/A	$2,878	$2,942	$2,921	$3,097
Amount Deferred	$0	$0	N/A	$0	$0	$1,375	$1,549
Small Cap Index Fund	$3,455	$3,455	N/A	$3,379	$3,455	$3,428	$3,637
Amount Deferred	$0	$0	N/A	$0	$0	$1,618	$1,819
Small Cap Value and Inflection Fund	$1,762	$1,762	N/A	$1,724	$1,762	$1,748	$1,856
Statement of Additional Information – January 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Hacker	Lukitsh	McGee(a)	Moffett(b)	Paglia(c)	Trunow(d)	Yeager(e)
Amount Deferred	$0	$0	N/A	$0	$0	$826	$928
For Funds with fiscal period ending March 31
Integrated Large Cap Growth Fund II	$4,526	$4,526	N/A	$4,426	$4,526	$4,525	$4,700
Amount Deferred	$0	$0	N/A	$0	$0	$1,995	$2,350
MM Large Cap Growth Strategies Fund(f)	$3,447	$3,447	N/A	$3,453	$3,447	$3,582	$3,543
Amount Deferred	$0	$0	N/A	$0	$0	$896	$1,771
Select Large Cap Growth Fund	$1,719	$1,719	N/A	$1,684	$1,719	$1,720	$1,789
Amount Deferred	$0	$0	N/A	$0	$0	$770	$894
Short Term Bond Fund	$1,753	$1,753	N/A	$1,712	$1,753	$1,752	$1,817
Amount Deferred	$0	$0	N/A	$0	$0	$762	$908
For Funds with fiscal period ending April 30
Bond Fund	$1,607	$1,619	N/A	$1,573	$1,607	$1,619	$1,669
Amount Deferred	$0	$0	N/A	$0	$0	$679	$835
CA Intermediate Municipal Bond Fund	$1,102	$1,110	N/A	$1,078	$1,102	$1,110	$1,145
Amount Deferred	$0	$0	N/A	$0	$0	$468	$572
MM Directional Alternative Strategies Fund	$1,084	$1,092	N/A	$1,061	$1,084	$1,092	$1,127
Amount Deferred	$0	$0	N/A	$0	$0	$461	$563
Select Corporate Income Fund	$2,306	$2,323	N/A	$2,256	$2,306	$2,323	$2,395
Amount Deferred	$0	$0	N/A	$0	$0	$975	$1,198
Short Duration Municipal Bond Fund	$1,112	$1,120	N/A	$1,089	$1,112	$1,120	$1,156
Amount Deferred	$0	$0	N/A	$0	$0	$474	$578
Small Cap Value Discovery Fund	$2,101	$2,116	N/A	$2,054	$2,101	$2,116	$2,180
Amount Deferred	$0	$0	N/A	$0	$0	$885	$1,090
Total Return Bond Fund	$3,159	$3,182	N/A	$3,092	$3,159	$3,182	$3,283
Amount Deferred	$0	$0	N/A	$0	$0	$1,342	$1,641
U.S. Treasury Index Fund	$1,564	$1,575	N/A	$1,532	$1,564	$1,576	$1,627
Amount Deferred	$0	$0	N/A	$0	$0	$665	$813
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	$2,926	$2,946	N/A	$2,884	$2,926	$2,966	$3,018
Amount Deferred	$0	$0	N/A	$0	$0	$1,212	$1,509
Commodity Strategy Fund	$1,079	$1,086	N/A	$1,063	$1,079	$1,094	$1,113
Amount Deferred	$0	$0	N/A	$0	$0	$446	$557
Dividend Income Fund	$34,454	$34,707	N/A	$33,951	$34,454	$34,959	$35,524
Amount Deferred	$0	$0	N/A	$0	$0	$14,118	$17,762
Dividend Opportunity Fund	$2,598	$2,617	N/A	$2,559	$2,598	$2,634	$2,679
Amount Deferred	$0	$0	N/A	$0	$0	$1,071	$1,340
Flexible Capital Income Fund	$1,852	$1,865	N/A	$1,825	$1,852	$1,878	$1,910
Amount Deferred	$0	$0	N/A	$0	$0	$763	$955
High Yield Bond Fund	$1,967	$1,981	N/A	$1,939	$1,967	$1,995	$2,029
Amount Deferred	$0	$0	N/A	$0	$0	$811	$1,014
High Yield Municipal Fund	$1,261	$1,270	N/A	$1,242	$1,261	$1,278	$1,301
Amount Deferred	$0	$0	N/A	$0	$0	$520	$650
Intrinsic Value Fund	$2,836	$2,856	N/A	$2,794	$2,836	$2,876	$2,925
Amount Deferred	$0	$0	N/A	$0	$0	$1,167	$1,462
MM Value Strategies Fund	$5,015	$5,049	N/A	$4,937	$5,015	$5,079	$5,171
Amount Deferred	$0	$0	N/A	$0	$0	$2,081	$2,586
Mortgage Opportunities Fund	$2,697	$2,716	N/A	$2,658	$2,697	$2,734	$2,783
Amount Deferred	$0	$0	N/A	$0	$0	$1,115	$1,391
Multi Strategy Alternatives Fund	$1,283	$1,292	N/A	$1,264	$1,283	$1,300	$1,323
Amount Deferred	$0	$0	N/A	$0	$0	$530	$661
Quality Income Fund	$1,961	$1,975	N/A	$1,933	$1,961	$1,988	$2,023
Statement of Additional Information – January 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Hacker	Lukitsh	McGee(a)	Moffett(b)	Paglia(c)	Trunow(d)	Yeager(e)
Amount Deferred	$0	$0	N/A	$0	$0	$810	$1,012
Select Large Cap Value Fund	$2,809	$2,829	N/A	$2,767	$2,809	$2,848	$2,897
Amount Deferred	$0	$0	N/A	$0	$0	$1,159	$1,449
Select Small Cap Value Fund	$1,195	$1,203	N/A	$1,177	$1,195	$1,211	$1,233
Amount Deferred	$0	$0	N/A	$0	$0	$494	$616
Seligman Technology and Information Fund	$11,683	$11,765	N/A	$11,499	$11,683	$11,841	$12,041
Amount Deferred	$0	$0	N/A	$0	$0	$4,781	$6,020
For Funds with fiscal period ending July 31
Cornerstone Growth Fund	$5,606	$5,566	N/A	$5,404	$5,606	$5,682	$5,738
Amount Deferred	$0	$0	N/A	$0	$0	$2,050	$2,869
Disciplined Core Fund	$4,768	$4,735	N/A	$4,597	$4,768	$4,832	$4,882
Amount Deferred	$0	$0	N/A	$0	$0	$1,751	$2,441
Disciplined Growth Fund	$1,100	$1,093	N/A	$1,061	$1,100	$1,115	$1,127
Amount Deferred	$0	$0	N/A	$0	$0	$405	$563
Disciplined Value Fund	$1,006	$999	N/A	$970	$1,006	$1,019	$1,030
Amount Deferred	$0	$0	N/A	$0	$0	$370	$515
Floating Rate Fund	$1,475	$1,465	N/A	$1,423	$1,475	$1,496	$1,510
Amount Deferred	$0	$0	N/A	$0	$0	$539	$755
Global Opportunities Fund	$1,121	$1,114	N/A	$1,082	$1,121	$1,137	$1,149
Amount Deferred	$0	$0	N/A	$0	$0	$413	$574
Government Money Market Fund	$2,917	$2,895	N/A	$2,812	$2,917	$2,963	$2,983
Amount Deferred	$0	$0	N/A	$0	$0	$1,048	$1,492
Income Opportunities Fund	$1,449	$1,439	N/A	$1,398	$1,449	$1,469	$1,484
Amount Deferred	$0	$0	N/A	$0	$0	$533	$742
MN Tax-Exempt Fund	$1,279	$1,270	N/A	$1,234	$1,279	$1,297	$1,310
Amount Deferred	$0	$0	N/A	$0	$0	$471	$655
OR Intermediate Municipal Bond Fund	$1,106	$1,098	N/A	$1,067	$1,106	$1,121	$1,133
Amount Deferred	$0	$0	N/A	$0	$0	$407	$566
Select Short Corporate Income Fund	$1,293	$1,284	N/A	$1,248	$1,293	$1,311	$1,325
Amount Deferred	$0	$0	N/A	$0	$0	$476	$662
Strategic Municipal Income Fund	$2,345	$2,330	N/A	$2,263	$2,345	$2,379	$2,402
Amount Deferred	$0	$0	N/A	$0	$0	$861	$1,201
Total Return Municipal Income Fund	$2,462	$2,446	N/A	$2,376	$2,462	$2,496	$2,522
Amount Deferred	$0	$0	N/A	$0	$0	$909	$1,261
Ultra Short Term Bond Fund	$1,754	$1,740	N/A	$1,692	$1,754	$1,780	$1,795
Amount Deferred	$0	$0	N/A	$0	$0	$640	$898
For Funds with fiscal period ending August 31
Balanced Fund	$8,910	$8,787	$597	$8,601	$8,848	$9,035	$9,117
Amount Deferred	$0	$0	$197	$0	$0	$3,112	$4,559
Contrarian Core Fund	$12,991	$12,807	$891	$12,535	$12,898	$13,166	$13,291
Amount Deferred	$0	$0	$294	$0	$0	$4,534	$6,645
Emerging Markets Bond Fund	$1,103	$1,088	$72	$1,065	$1,096	$1,118	$1,129
Amount Deferred	$0	$0	$24	$0	$0	$388	$565
Emerging Markets Fund	$1,575	$1,554	$99	$1,520	$1,564	$1,594	$1,613
Amount Deferred	$0	$0	$33	$0	$0	$562	$806
Global Technology Growth Fund	$3,833	$3,778	$272	$3,698	$3,805	$3,884	$3,921
Amount Deferred	$0	$0	$90	$0	$0	$1,333	$1,961
Greater China Fund	$914	$902	$59	$883	$908	$927	$936
Amount Deferred	$0	$0	$20	$0	$0	$322	$468
Integrated Large Cap Growth Fund	$1,076	$1,062	$68	$1,038	$1,069	$1,090	$1,102
Amount Deferred	$0	$0	$23	$0	$0	$381	$551
Statement of Additional Information – January 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Hacker	Lukitsh	McGee(a)	Moffett(b)	Paglia(c)	Trunow(d)	Yeager(e)
Integrated Large Cap Value Fund	$946	$933	$59	$913	$940	$958	$969
Amount Deferred	$0	$0	$20	$0	$0	$336	$484
Integrated Small Cap Growth Fund	$893	$881	$58	$862	$887	$905	$914
Amount Deferred	$0	$0	$19	$0	$0	$314	$457
International Dividend Income Fund	$1,330	$1,312	$88	$1,284	$1,321	$1,348	$1,362
Amount Deferred	$0	$0	$29	$0	$0	$467	$681
MM Alternative Strategies Fund	$1,273	$1,255	$83	$1,229	$1,264	$1,290	$1,303
Amount Deferred	$0	$0	$27	$0	$0	$446	$651
MM International Equity Strategies Fund	$3,216	$3,170	$224	$3,106	$3,193	$3,265	$3,291
Amount Deferred	$0	$0	$74	$0	$0	$1,119	$1,646
MM Small Cap Equity Strategies Fund	$2,488	$2,449	$184	$2,402	$2,469	$2,528	$2,544
Amount Deferred	$0	$0	$61	$0	$0	$849	$1,272
MM Total Return Bond Strategies Fund	$11,946	$11,790	$763	$11,543	$11,867	$12,119	$12,229
Amount Deferred	$0	$0	$252	$0	$0	$4,181	$6,115
Multisector Bond SMA Completion Portfolio	$890	$878	$60	$859	$884	$902	$911
Amount Deferred	$0	$0	$20	$0	$0	$312	$456
Overseas SMA Completion Portfolio	$879	$867	$57	$848	$873	$891	$900
Amount Deferred	$0	$0	$19	$0	$0	$309	$450
Pyrford International Stock Fund	$1,149	$1,133	$73	$1,109	$1,141	$1,164	$1,176
Amount Deferred	$0	$0	$24	$0	$0	$405	$588
Select Mid Cap Growth Fund	$2,239	$2,207	$155	$2,160	$2,223	$2,269	$2,290
Amount Deferred	$0	$0	$51	$0	$0	$780	$1,145
Small Cap Growth Fund	$2,748	$2,710	$187	$2,650	$2,728	$2,784	$2,810
Amount Deferred	$0	$0	$62	$0	$0	$956	$1,405
Strategic Income Fund	$5,637	$5,559	$375	$5,445	$5,598	$5,719	$5,770
Amount Deferred	$0	$0	$124	$0	$0	$1,969	$2,885
Ultra Short Duration Municipal Bond Fund	$938	$925	$61	$905	$932	$950	$960
Amount Deferred	$0	$0	$20	$0	$0	$330	$480
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	$2,139	$2,166	N/A	$2,138	$2,172	$2,171	$2,246
Amount Deferred	$0	$0	N/A	$0	$0	$1,086	$1,123
MA Intermediate Municipal Bond Fund	$914	$925	N/A	$914	$927	$927	$960
Amount Deferred	$0	$0	N/A	$0	$0	$464	$480
NY Intermediate Municipal Bond Fund	$928	$939	N/A	$928	$941	$941	$975
Amount Deferred	$0	$0	N/A	$0	$0	$471	$487
Select Global Equity Fund	$1,401	$1,418	N/A	$1,401	$1,421	$1,421	$1,472
Amount Deferred	$0	$0	N/A	$0	$0	$710	$736
Seligman Global Technology Fund	$2,617	$2,647	N/A	$2,618	$2,653	$2,654	$2,751
Amount Deferred	$0	$0	N/A	$0	$0	$1,327	$1,376
Strategic CA Municipal Income Fund	$1,129	$1,143	N/A	$1,129	$1,145	$1,145	$1,186
Amount Deferred	$0	$0	N/A	$0	$0	$573	$593
Strategic NY Municipal Income Fund	$938	$949	N/A	$938	$951	$951	$986
Amount Deferred	$0	$0	N/A	$0	$0	$476	$493
For Funds with fiscal period ending December 31
Real Estate Equity Fund	$1,010	$1,010	N/A	$988	$1,010	$1,002	$1,063
Amount Deferred	$0	$0	N/A	$0	$0	$501	$532
(a)
Ms. McGee was appointed as an Independent Trustee effective August 1, 2025, and as such has no compensation prior to such date. As of August 1, 2025, Ms. McGee has elected to defer receipt of a portion of her compensation pursuant to the Deferred Compensation Plan. As of September 30, 2025, the value of Ms. McGee's account under the Deferred Compensation Plan was $24,101.
(b)
As of September 30, 2025, the value of Mr. Moffett’s account under the Deferred Compensation Plan was $6,862,863.
(c)
As of September 30, 2025, the value of Ms. Paglia’s account under the Deferred Compensation Plan was $8,321,534.
(d)
As of September 30, 2025, the value of Ms. Trunow’s account under the Deferred Compensation Plan was $2,210,335.
Statement of Additional Information – January 1, 2026

(e)
As of September 30, 2025, the value of Ms. Yeager’s account under the Deferred Compensation Plan was $2,173,028.
(f)
The Fund has not completed its first full year of operations since its organization. The compensation shown for the Fund is the estimated amount that will be paid from June 2, 2025 (commencement of Fund operations) to March 31, 2026.
Statement of Additional Information – January 1, 2026

BROKERAGE ALLOCATION AND RELATED PRACTICES
General Brokerage Policy, Brokerage Transactions and Broker Selection
Subject to policies established by the Board, as well as the terms of the Management Agreement and Subadvisory Agreement, as applicable, the Investment Manager and/or any investment subadviser is/are responsible for decisions to buy and sell securities and other instruments and assets for a Fund, for the selection of broker-dealers, for the execution of a Fund’s transactions and for the allocation of brokerage commissions in connection with such transactions. The Investment Manager effects transactions for the Fund consistent with its duty to seek best execution of client (including Fund) orders under the circumstances of the particular transaction. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge negotiated commissions for their services. Orders may be directed to any broker-dealer to the extent and in the manner permitted by applicable law and by the policies and procedures of the Investment Manager or any investment subadvisers executing such transactions.
In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.
The Investment Manager effects security transactions for the Funds consistent with its duty to seek best execution of client (including the Funds) orders under the circumstances of the particular transaction, which may result in a Fund paying a brokerage commission in excess of what another broker-dealer might have charged for effecting the same transaction. In seeking such execution, the Investment Manager will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security or other instrument or asset, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Reports on brokerage commissions are provided at least annually to the Board. Research services received from broker-dealers supplement the Investment Manager’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and other instruments and assets and information concerning prices of same; and information supplied by specialized services to the Investment Manager and to the Board with respect to the performance, investment activities and fees and expenses of other funds. Such information may be communicated electronically, orally or in written form.
Broker-dealers may, from time to time, arrange meetings with management of issuers and provide access to consultants who supply research information. The outside research is useful to the Investment Manager since, in certain instances, the broker-dealers utilized by the Investment Manager may follow a different universe of issuers and other matters than those that the Investment Manager’s staff follow. In addition, this research provides the Investment Manager with a different perspective on investment matters, even if the securities research obtained relates to issuers followed by the Investment Manager.
Investment managers subject to MiFID II, which may include certain investment subadvisers to the Funds, may not receive investment research from brokers unless the investment manager pays for such research directly from its own resources, or from a separate, dedicated account paid for with client funds with client permission (or a combination of these methods). MiFID II limits the use of soft dollars by investment subadvisers located in the EU and in certain circumstances may result in the Investment Manager or investment subadvisers reducing the use of soft dollars with respect to certain groups of clients, which may or may not include the Funds.
Research services that are provided to the Investment Manager by broker-dealers are available for the benefit of all accounts managed or advised by the Investment Manager. In some cases, the research services are available only from the broker-dealer providing such services. In other cases, the research services may be obtainable from alternative sources. Broker-dealer research typically supplements rather than replaces the Investment Manager’s own research, tending to improve the quality of its investment advice. However, to the extent that the Investment Manager would have bought any such research services had such services not been provided by broker-dealers, the expenses of such services to the Investment Manager could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to the clients of the Investment Manager other than the Fund or Funds whose trading through a broker-dealer generated the research services. Conversely, any research services received by the Investment Manager through the placement of transactions of other clients may be of value to the Investment Manager in fulfilling its obligations to the Funds. The Investment Manager is of the opinion
Statement of Additional Information – January 1, 2026

that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Funds by improving the quality of the Investment Manager’s investment advice. The advisory fees paid by the Funds are not reduced because the Investment Manager receives such services.
Unless prohibited by applicable law, Section 28(e) of the 1934 Act, provides a “safe harbor” for the Investment Manager to obtain research used in investment decision-making and brokerage services with client commissions. As a result, broker-dealers typically provide services including research and execution of transactions. The research provided can be either broker-dealer proprietary research (created and provided by a broker-dealer, including tangible research products as well as access to analysts) or third party research. The Investment Manager uses research providers who provide both types of research products and services in exchange for commissions generated by transactions in the client accounts (including the Funds), also known as “soft dollars” or client commission arrangements.
Under Section 28(e) of the 1934 Act, the Investment Manager shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Investment Manager must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the brokerage and research services offered. Generally, the Investment Manager may execute trades through a broker-dealer, which subsequently makes payment to a research-producing broker-dealer at the Investment Manager’s direction, retaining a predetermined portion of the commissions for execution. The Investment Manager determines the amount of the payments through a broker research evaluation process. This compensation method, sometimes referred to as a “commission sharing arrangement” allows the Investment Manager to more selectively obtain research from one broker-dealer while seeking the execution services of another, preferred execution broker-dealer. Such commission sharing arrangements do not obligate the Investment Manager to generate a specified level of commissions with the executing broker-dealers. The Board reviews the Investment Manager’s soft dollar practices at least annually.
The Investment Manager does not consider sales of shares of the Funds as a factor in the selection of broker-dealers through which to execute securities transactions on behalf of the Funds. On a periodic basis, the Investment Manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, and evaluates execution, operational efficiency, and research services. Certain limited reviews are also conducted by an independent third-party evaluator.
Commission rates are established pursuant to negotiations with broker-dealers based on the quality and quantity of execution services provided by broker-dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker-dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Investment Manager, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.
The Investment Manager or a subadviser, if applicable, may use step-out transactions. A “step-out” is an arrangement in which the Investment Manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The Investment Manager or subadviser may receive research products and services in connection with step-out transactions.
Use of Fund commissions to obtain research products and services may create potential conflicts of interest between the Investment Manager or subadviser and a Fund because it allows the Investment Manager to use the research in managing its client accounts without paying cash (“hard dollars”) out of its own assets without a commensurate reduction in its advisory fees. However, the Investment Manager and each subadviser has policies and procedures designed to mitigate these conflicts and ensure that the use of Fund commissions falls within the “safe harbor” of Section 28(e) of the 1934 Act.
Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The Investment Manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that Fund commissions pay only for the investment decision-making portion of a mixed-use item.
Statement of Additional Information – January 1, 2026

Some broker-dealers with whom the Investment Manager’s Fixed Income Department executes trades provide the Fixed Income Department with proprietary research products and services, though the Fixed Income Department does not put in place any client commission arrangements with such broker-dealers. It is the Investment Manager’s policy not to execute a fixed income trade with a broker-dealer at a lower bid/higher offer than that provided by another broker-dealer in consideration of the value of research products and services received by the Fixed Income Department.
In certain instances, there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Investment Manager. Investment decisions for the Funds and for the Investment Manager’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.
The Investment Manager operates several trading desks in different geographic locations that support different portfolio management teams managing a variety of accounts and products, including the Investment Manager’s portfolio management teams supporting the Funds. The equity and fixed income trading desks are functionally and operationally integrated to operate as one global desk. While the trading desks operate in several locations, the desks operate under the same oversight and reporting lines and are generally conducted under similar policies and procedures. In addition, certain fixed income portfolio managers currently have the authority to execute trades themselves in limited circumstances.
As the Investment Manager seeks to enhance its investment capabilities and services to its clients, including the Funds, the Investment Manager may engage certain of its investment advisory affiliates (Participating Affiliates) around the world to provide a variety of services. For example, the Investment Manager may engage Participating Affiliates and their personnel to provide (jointly or in coordination with the Investment Manager) services relating to client relations, investment monitoring, account administration, trading and discretionary investment management (including portfolio management and risk management) to certain accounts the Investment Manager manages, including the Funds, other pooled vehicles and separately managed accounts. In some circumstances, a Participating Affiliate may delegate responsibility for providing those services to another Participating Affiliate. In addition, the Investment Manager may provide certain similar services to its Participating Affiliates for accounts they manage.
The Investment Manager believes that harnessing the collective expertise of the firm and its Participating Affiliates will benefit its clients. In this regard, the Investment Manager has certain portfolio management and client servicing teams at both the firm and at Participating Affiliates (through subadvisory or other intercompany arrangements) operating jointly to provide a better client experience. These joint teams use expanded and shared capabilities, including the sharing of research and other information by investment personnel (e.g., portfolio managers and analysts) relating to economic perspectives, market analysis and equity and fixed income securities analysis.
Participating Affiliates may provide certain advisory and trading-related services to certain of the Investment Manager’s accounts, including the Funds. The Investment Manager may also provide similar services to certain accounts of Participating Affiliates. The Investment Manager believes that local trading in certain local markets will benefit its clients, including the Funds. However, such services may result in potential conflicts of interest to such accounts.
The Investment Manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The Investment Manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the Investment Manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a Fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the Investment Manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the Investment Manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.
The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Investment Manager, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.
Statement of Additional Information – January 1, 2026

The Funds will not execute portfolio transactions through, or buy or sell portfolio securities from or to the Investment Manager and its affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Investment Manager is authorized to allocate buy and sell orders for portfolio securities to certain broker-dealers and financial institutions, including, in the case of agency transactions, broker-dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that the transaction is effected in accordance with the Funds’ Rule 17e-1 procedures, which require: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker-dealer; (ii) the affiliated broker-dealer charged the Fund commission rates consistent with those charged by the affiliated broker-dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker-dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.
Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Funds have adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intend to comply with the requirements of Rule 10f-3, in connection with any purchases of securities that may be subject to Rule 10f-3.
Given the breadth of the Investment Manager’s investment management activities, investment decisions for the Funds are not always made independently from those other investment companies and accounts advised or managed by the Investment Manager. To the extent permitted by law, when a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the Investment Manager may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other investment portfolios, investment companies or accounts in executing transactions, and such transactions will be averaged as to price and available investments allocated as to amount in a manner which the Investment Manager believes to be equitable to the Funds and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund.
See Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.
Brokerage Commissions
The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years. In certain instances, the Funds may pay brokerage commissions to broker-dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.
Aggregate Brokerage Commissions Paid by the Funds
The following chart reflects the aggregate amount of brokerage commissions paid by the Funds for the three most recently completed fiscal years. The table is organized by fiscal year end.
Total Brokerage Commissions
	Total Brokerage Commissions
Fund	2025	2024	2023
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$38,225	$54,836	$37,907
Capital Allocation Conservative Portfolio	3,031	2,828	1,132
Capital Allocation Moderate Aggressive Portfolio	46,168	66,587	45,351
Capital Allocation Moderate Conservative Portfolio	7,575	7,659	3,294
Capital Allocation Moderate Portfolio	26,045	33,119	22,970
Income Builder Fund	0	0	17,401
Statement of Additional Information – January 1, 2026

	Total Brokerage Commissions
Fund	2025	2024	2023
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$48,515	$54,122	$93,878
Cornerstone Equity Fund	342,061	471,543	273,999
Global Value Fund	308,597	416,506	302,848
Large Cap Enhanced Core Fund	89,954	118,650	161,647
Large Cap Growth Opportunity Fund	135,908	352,104	398,325
Large Cap Index Fund	102,361	64,574	121,615
Mid Cap Index Fund	80,012	71,243	82,718
Overseas Core Fund	734,148	598,624	932,500
Overseas Value Fund	2,158,530	1,535,198	1,869,120
Select Mid Cap Value Fund	235,390	389,201	449,028
Small Cap Index Fund	351,591	385,581	224,591
Small Cap Value and Inflection Fund	1,306,884	1,698,897	1,474,713
For Funds with fiscal period ending March 31
Integrated Large Cap Growth Fund II	542,106	489,103	897,477
MM Large Cap Growth Strategies Fund(a)	N/A	N/A	N/A
Select Large Cap Growth Fund	262,603	250,020	242,833
Short Term Bond Fund	62,376	33,055	44,288
For Funds with fiscal period ending April 30
Bond Fund	50,886	113,979	79,934
CA Intermediate Municipal Bond Fund	0	0	0
MM Directional Alternative Strategies Fund	1,405,076	369,492	747,237
Select Corporate Income Fund	125,257	303,083	131,269
Short Duration Municipal Bond Fund	0	0	4,613
Small Cap Value Discovery Fund	3,241,172	2,614,358	2,364,213
Total Return Bond Fund	317,028	356,841	355,896
U.S. Treasury Index Fund	0	0	0
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	673,219	619,390	468,959
Commodity Strategy Fund	4,060	196,815	243,380
Dividend Income Fund	3,030,968	3,339,022	3,029,600
Dividend Opportunity Fund	654,673	738,400	896,939
Flexible Capital Income Fund	151,965	219,328	280,440
High Yield Bond Fund	13,800	0	7,400
High Yield Municipal Fund	2,477	6,126	9,203
Intrinsic Value Fund	529,631	469,151	271,508
MM Value Strategies Fund	632,681	452,058	384,914
Mortgage Opportunities Fund	2,003,563	2,322,722	1,916,476
Multi Strategy Alternatives Fund	967,180	648,175	884,030
Quality Income Fund	374,588	382,846	269,865
Select Large Cap Value Fund	745,159	494,299	256,452
Select Small Cap Value Fund	103,706	86,226	124,555
Seligman Technology and Information Fund	4,547,700	3,529,918	1,720,064
Statement of Additional Information – January 1, 2026

	Total Brokerage Commissions
Fund	2025	2024	2023
For Funds with fiscal period ending July 31
Cornerstone Growth Fund	$1,050,680	$737,310	$753,099
Disciplined Core Fund	887,543	812,496	1,317,923
Disciplined Growth Fund	41,606	42,242	59,856
Disciplined Value Fund	35,777	70,951	63,805
Floating Rate Fund	5,700	4,190	5,940
Global Opportunities Fund	149,302	161,210	157,317
Government Money Market Fund	0	0	0
Income Opportunities Fund	7,000	0	0
MN Tax-Exempt Fund	2,577	6,403	8,444
OR Intermediate Municipal Bond Fund	0	0	0
Select Short Corporate Income Fund	46,645	38,741	37,919
Strategic Municipal Income Fund	10,014	24,293	39,013
Total Return Municipal Income Fund	10,112	25,587	34,563
Ultra Short Term Bond Fund	19,688	18,358	26,436
For Funds with fiscal period ending August 31
Balanced Fund	1,362,461	1,491,861	1,305,002
Contrarian Core Fund	2,948,369	3,033,908	2,553,890
Emerging Markets Bond Fund	0	0	0
Emerging Markets Fund	1,328,554	1,211,942	1,472,105
Global Technology Growth Fund	85,615	118,000	125,836
Greater China Fund	60,426	88,788	105,917
Integrated Large Cap Growth Fund	36,654	37,450	43,302
Integrated Large Cap Value Fund	27,581	44,681	88,441
Integrated Small Cap Growth Fund	19,847	43,841	62,389
International Dividend Income Fund	73,100	241,164	171,321
MM Alternative Strategies Fund	132,895	168,324	407,053
MM International Equity Strategies Fund	1,227,263	1,241,038	884,806
MM Small Cap Equity Strategies Fund	1,689,517	1,157,720	1,252,397
MM Total Return Bond Strategies Fund	407,381	396,495	358,729
Multisector Bond SMA Completion Portfolio	4,305	332	203
Overseas SMA Completion Portfolio	3,376	3,421	3,900
Pyrford International Stock Fund	53,409	107,465	59,009
Select Mid Cap Growth Fund	1,630,591	1,349,064	1,314,426
Small Cap Growth Fund	2,790,717	3,187,693	2,288,144
Strategic Income Fund	1,084,851	852,896	756,138
Ultra Short Duration Municipal Bond Fund	0	0	0
Fund	2024	2023	2022
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	0	0	0
MA Intermediate Municipal Bond Fund	0	0	0
NY Intermediate Municipal Bond Fund	0	0	0
Select Global Equity Fund	182,521	262,365	259,277
Statement of Additional Information – January 1, 2026

	Total Brokerage Commissions
Fund	2024	2023	2022
Seligman Global Technology Fund	$838,427	$403,420	$455,186
Strategic CA Municipal Income Fund	2,575	9,659	25,632
Strategic NY Municipal Income Fund	861	2,991	6,569
For Funds with fiscal period ending December 31
Real Estate Equity Fund	108,041	142,979	85,080
(a)
No historical information is given for the Fund because the Fund commenced operations on June 2, 2025.
For Bond Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2024 were primarily the result of a decreased use of certain derivatives, such as treasury futures.
For Capital Allocation Portfolios, differences in the amount of brokerage commissions paid by the Funds in 2025 relative to 2023 were primarily the result of increased trading activity due to a reallocation that took place during the period across underlying fixed income sector strategies utilized in the Funds.
For Commodity Strategy Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 were primarily the result of decreased shareholder purchase and redemption activity in the Fund.
For High Yield Bond Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2024 were the result of transactions in 2025 in an affiliated (fixed income) ETF used by the Fund primarily for cash management purposes, including to mitigate cash drag in the Fund.
For High Yield Municipal Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 were primarily the result of a decrease in the use of Treasury futures to manage volatility.
For Income Builder Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were the result of trading in shares of exchange-traded funds.
For Income Opportunities Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 was the result of transactions in 2025 in an affiliated (fixed income) ETF used by the Fund primarily for cash management purposes, including to mitigate cash drag in the Fund.
For Integrated Large Cap Value Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily due to lower shareholder purchase and redemption activity in the Fund.
For Integrated Small Cap Growth Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 were primarily due to lower shareholder purchase and redemption activity in the Fund.
For International Dividend Income Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 compared to 2024 and 2023 were primarily due to lower trading activity in 2025. This decrease in trading activity reflected reduced portfolio turnover as market conditions stabilized and fewer shareholder purchase and redemption transactions occurred. In contrast, higher commissions in 2024 and 2023 were driven by elevated market volatility and greater portfolio rebalancing activity during those periods.
For Large Cap Growth Opportunity Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 were primarily the result of decreased trading activity following transition of portfolio manager responsibilities.
For MN Tax-Exempt Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2024 and 2023 were primarily the result of decreased use of Treasury futures to manage volatility.
For MM Alternative Strategies Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily due to changes in the Fund’s subadvisors, including the departure of Water Island Capital, LLC (Water Island) effective August 25, 2023.
For MM Directional Alternative Strategies Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2024 were primarily due to changes in the Fund’s subadvisors, including the departure of Allspring Global Investments, LLC, effective February 25, 2025, and the addition of Summit Partners Public Asset Management, LLC., effective July 24, 2024.
For Multisector Bond SMA Completion Portfolio, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 and 2024 were primarily driven by the increased assets under management (AUM) in the fund as the total size of treasury futures and credit default swaps has increased alongside the higher AUM.
Statement of Additional Information – January 1, 2026

For the Pyrford International Stock Fund, the variation in brokerage commissions between 2025 and 2024 was primarily driven by a lower volume of investment transactions and reduced shareholder purchase and redemption activity during 2025.
For Select Corporate Income Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2024 were primarily the result of decreased market volatility as well as shareholder purchase and redemption activity in the Fund.
For Select Large Cap Value Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily the result of higher portfolio turnover rate as market volatility allowed for new investment opportunities as well as shareholder purchase and redemption activity in the Fund.
For Seligman Global Technology Fund, differences in the amount of brokerage commissions paid by the Fund in 2024 relative to 2023 were primarily the result of increased market volatility, as well as shareholder purchase and redemption activity in the Fund.
For Seligman Technology and Information Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily the result of increased market volatility, as well as shareholder purchase and redemption activity in the Fund.
For Short Duration Municipal Bond Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily the result of decreased use of Treasury futures to manage volatility.
For Strategic CA Municipal Income Fund, differences in the amount of brokerage commissions paid by the Fund in 2024 relative to each of 2023 and 2022 were primarily the result of decreased use of Treasury futures to manage volatility.
For Strategic Municipal Income Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 were primarily the result of decreased use of Treasury futures to manage volatility.
For Strategic NY Municipal Income Fund, differences in the amount of brokerage commissions paid by the Fund in 2024 relative to 2023 and 2022 were primarily the result of decreased use of Treasury futures to manage volatility.
For Total Return Municipal Income Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 were primarily the result of decreased use of Treasury futures to manage volatility.
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager
Affiliates of the Investment Manager may engage in brokerage and other securities transactions on behalf of a Fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any Fund subadviser. The Investment Manager will use an affiliate only if (i) the Investment Manager determines that the Fund will receive prices and executions at least as favorable, under the circumstances, as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Management Agreement, as applicable.
No brokerage commissions were paid by the Funds in the last three fiscal periods to brokers affiliated with the Funds’ Investment Manager or any subadvisers, unless otherwise shown in the following table.
	Broker	Nature of Affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate amount of commissions paid to broker	Aggregate amount of commissions paid to broker
Fund	2025					2024	2023
For Funds with fiscal period ending March 31
Integrated Large Cap Growth Fund II	BofA Securities, Inc.	(1)	$22,570	4.16%	4.09%	$23,860	$0
For Funds with fiscal period ending April 30
MM Directional Alternative Strategies Fund	BofA Securities, Inc.	(1)	$2,005	0.14%	0.49%	$2,283	$0
For Funds with fiscal period ending May 31
MM Value Strategies Fund	BofA Securities, Inc.	(1)	$0	0%	0%	$450	$0
Statement of Additional Information – January 1, 2026

	Broker	Nature of Affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate amount of commissions paid to broker	Aggregate amount of commissions paid to broker
Fund	2025					2024	2023
For Funds with fiscal period ending August 31
International Dividend Income Fund	Merrill Lynch International	(1)	$0	0%	0%	$0	$2,747
MM Alternative Strategies Fund	BofA Securities, Inc.	(1)	$5,245	3.95%	8.03%	$6,691	$29,192
MM International Equity Strategies Fund	BofA Securities, Inc.	(1)	$18,062	1.47%	2.46%	$16,127	$22,577
MM Small Cap Equity Strategies Fund	BofA Securities, Inc.	(1)	$149,629	8.86%	3.96%	$84,699	$43,532
Fund	2024					2023	2022
For Funds with fiscal period ending October 31
Select Global Equity Fund	Merrill Lynch International	(1)	$0	0%	0%	$571	$0
(1)
May be deemed to be an affiliate of the Columbia Funds by virtue of owning or holding with the power to vote 25% or more of the outstanding shares of one or more Columbia Funds.
Statement of Additional Information – January 1, 2026

Directed Brokerage
The Funds or the Investment Manager, through an agreement or understanding with a broker-dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker-dealer because of the research services it provides the Funds or the Investment Manager.
Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. The Investment Manager also receives proprietary research from brokers, but these amounts have not been included in the table.
During each Fund’s last fiscal year (or period), the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:
Brokerage Directed for Research
	Brokerage directed for research
Fund	Amount of Transactions	Amount of Commissions Imputed or Paid
For Funds with fiscal period ending January 31
Capital Allocation Aggressive Portfolio	$0(a)	$0(a)
Capital Allocation Conservative Portfolio	0(a)	0(a)
Capital Allocation Moderate Aggressive Portfolio	0(a)	0(a)
Capital Allocation Moderate Conservative Portfolio	0(a)	0(a)
Capital Allocation Moderate Portfolio	0(a)	0(a)
Income Builder Fund	0(a)	0(a)
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	6,494,793	4,176
Cornerstone Equity Fund	257,595,956	34,647
Global Value Fund	242,108,195	55,519
Large Cap Enhanced Core Fund	20,491,657	4,570
Large Cap Growth Opportunity Fund	219,721,654	14,484
Large Cap Index Fund	0	0
Mid Cap Index Fund	0	0
Overseas Core Fund	262,213,807	186,704
Overseas Value Fund	763,329,268	515,004
Select Mid Cap Value Fund	29,206,412	8,254
Small Cap Index Fund	0	0
Small Cap Value and Inflection Fund	591,567,139	217,644
For Funds with fiscal period ending March 31
Integrated Large Cap Growth Fund II	4,157,423,617	219,938
MM Large Cap Growth Strategies Fund(b)	N/A	N/A
Select Large Cap Growth Fund	790,293,703	83,653
Short Term Bond Fund	0	0
For Funds with fiscal period ending April 30
Bond Fund	0	0
CA Intermediate Municipal Bond Fund	0	0
MM Directional Alternative Strategies Fund	179,983,539	274,964
Select Corporate Income Fund	0	0
Short Duration Municipal Bond Fund	0	0
Small Cap Value Discovery Fund	624,088,224	464,060
Statement of Additional Information – January 1, 2026

	Brokerage directed for research
Fund	Amount of Transactions	Amount of Commissions Imputed or Paid
Total Return Bond Fund	$0	$0
U.S. Treasury Index Fund	0	0
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	0	0
Commodity Strategy Fund	0	0
Dividend Income Fund	11,092,108,928	1,184,525
Dividend Opportunity Fund	725,288,016	100,054
Flexible Capital Income Fund	220,496,377	35,073
High Yield Bond Fund	0	0
High Yield Municipal Fund	0	0
Intrinsic Value Fund	1,118,394,382	209,078
MM Value Strategies Fund	1,258,038,522	203,689
Mortgage Opportunities Fund	0	0
Multi Strategy Alternatives Fund	0	0
Quality Income Fund	0	0
Select Large Cap Value Fund	1,043,967,395	247,022
Select Small Cap Value Fund	10,756,799	3,958
Seligman Technology and Information Fund	5,489,362,408	1,281,780
For Funds with fiscal period ending July 31
Cornerstone Growth Fund	2,845,206,732	235,104
Disciplined Core Fund	557,070,166	75,097
Disciplined Growth Fund	19,355,523	2,657
Disciplined Value Fund	5,257,706	1,449
Floating Rate Fund	0	0
Global Opportunities Fund	33,316,952	11,280
Government Money Market Fund	0	0
Income Opportunities Fund	0	0
MN Tax-Exempt Fund	0	0
OR Intermediate Municipal Bond Fund	0	0
Select Short Corporate Income Fund	0	0
Strategic Municipal Income Fund	0	0
Total Return Municipal Income Fund	0	0
Ultra Short Term Bond Fund	0	0
For Funds with fiscal period ending August 31
Balanced Fund	2,922,561,501	350,643
Contrarian Core Fund	7,296,228,653	871,660
Emerging Markets Bond Fund	0	0
Emerging Markets Fund	178,748,258	245,569
Global Technology Growth Fund	176,615,615	24,419
Greater China Fund	23,359,699	29,292
Integrated Large Cap Growth Fund	44,009,776	5,872
Integrated Large Cap Value Fund	4,397,896	385
Statement of Additional Information – January 1, 2026

	Brokerage directed for research
Fund	Amount of Transactions	Amount of Commissions Imputed or Paid
Integrated Small Cap Growth Fund	$228,886	$61
International Dividend Income Fund	1,579,628	306
MM Alternative Strategies Fund	0	0
MM International Equity Strategies Fund	57,997,116	57,997
MM Small Cap Equity Strategies Fund	2,770,555,163	604,189
MM Total Return Bond Strategies Fund	0	0
Multisector Bond SMA Completion Portfolio	0	0
Overseas SMA Completion Portfolio	953,291	560
Pyrford International Stock Fund	0	0
Select Mid Cap Growth Fund	4,861,987,584	660,334
Small Cap Growth Fund	3,776,111,086	1,067,727
Strategic Income Fund	0	0
Ultra Short Duration Municipal Bond Fund	0	0
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	0	0
MA Intermediate Municipal Bond Fund	0	0
NY Intermediate Municipal Bond Fund	0	0
Select Global Equity Fund	0	0
Seligman Global Technology Fund	1,269,726,432	255,985
Strategic CA Municipal Income Fund	0	0
Strategic NY Municipal Income Fund	0	0
For Funds with fiscal period ending December 31
Real Estate Equity Fund	0	0
(a)
The underlying funds may have directed transactions to firms in exchange for research services.
(b)
No historical information is given for the Fund because the Fund commenced operations on June 2, 2025.
Securities of Regular Broker-Dealers
In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker-dealers that the Investment Manager uses to transact brokerage for the Funds.
As of each Fund’s last fiscal year (or period) end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:
Investments in Securities of Regular Brokers or Dealers
Fund	Issuer	Value of securities owned at end of fiscal period
For Funds with fiscal period ending January 31, 2025
Capital Allocation Aggressive Portfolio	None	N/A
Capital Allocation Conservative Portfolio	None	N/A
Capital Allocation Moderate Aggressive Portfolio	None	N/A
Capital Allocation Moderate Conservative Portfolio	None	N/A
Capital Allocation Moderate Portfolio	None	N/A
Income Builder Fund	None	N/A
Statement of Additional Information – January 1, 2026

Fund	Issuer	Value of securities owned at end of fiscal period
For Funds with fiscal period ending February 28/29, 2025
Convertible Securities Fund	Barclays Bank PLC	$14,676,947
Cornerstone Equity Fund	Citigroup, Inc.	$26,536,364
	Goldman Sachs Group, Inc. (The)	$26,102,576
	JPMorgan Chase & Co.	$39,038,522
Global Value Fund	Citigroup, Inc.	$17,062,289
	Goldman Sachs Group, Inc. (The)	$16,251,103
	JPMorgan Chase & Co.	$26,239,518
Large Cap Enhanced Core Fund	JPMorgan Chase & Co.	$10,430,650
	Morgan Stanley	$4,609,466
	Wells Fargo & Co.	$4,066,844
Large Cap Growth Opportunity Fund	None	N/A
Large Cap Index Fund	Goldman Sachs Group, Inc. (The)	$12,145,856
	JPMorgan Chase & Co.	$46,328,041
	Morgan Stanley	$10,267,041
	Wells Fargo & Co.	$16,214,041
Mid Cap Index Fund	None	N/A
Overseas Core Fund	None	N/A
Overseas Value Fund	None	N/A
Select Mid Cap Value Fund	None	N/A
Small Cap Index Fund	None	N/A
Small Cap Value and Inflection Fund	None	N/A
For Funds with fiscal period ending March 31, 2025
Integrated Large Cap Growth Fund II	Goldman Sachs Group, Inc. (The)	$10,955,300
MM Large Cap Growth Strategies Fund(a)	N/A	N/A
Select Large Cap Growth Fund	None	N/A
Short Term Bond Fund	Bank of America Corp.	$14,697,703
	Citigroup, Inc.	$11,342,930
	Goldman Sachs Group, Inc. (The)	$11,426,203
	JPMorgan Chase & Co.	$15,135,185
	Morgan Stanley	$12,593,017
	Wells Fargo & Co.	$12,198,405
For Funds with fiscal period ending April 30, 2025
Bond Fund	Citigroup, Inc.	$6,246,395
	Goldman Sachs Group, Inc. (The)	$4,902,611
	Jefferies Financial Group, Inc.	$1,822
	JPMorgan Chase & Co.	$15,105,368
	Morgan Stanley	$9,689,561
	Wells Fargo & Co.	$3,307,877
CA Intermediate Municipal Bond Fund	None	N/A
MM Directional Alternative Strategies Fund	Evercore, Inc.	$295,618
	Goldman Sachs Group, Inc. (The)	$200,951
	JPMorgan Chase & Co.	$1,615,960
	Morgan Stanley	$264,427
Statement of Additional Information – January 1, 2026

Fund	Issuer	Value of securities owned at end of fiscal period
Select Corporate Income Fund	Bank of America Corp.	$53,148,320
	Citigroup, Inc.	$44,465,688
	Goldman Sachs Group, Inc. (The)	$15,596,086
	HSBC Holdings PLC	$22,458,456
	JPMorgan Chase & Co.	$54,171,508
	Morgan Stanley	$28,541,675
	Royal Bank of Canada	$25,652,030
	Wells Fargo & Co.	$25,765,246
Short Duration Municipal Bond Fund	None	N/A
Small Cap Value Discovery Fund	None	N/A
Total Return Bond Fund	Citigroup, Inc.	$15,821,390
	Goldman Sachs Group, Inc. (The)	$16,781,875
	JPMorgan Chase & Co.	$19,806,864
	Morgan Stanley	$32,388,120
	Wells Fargo & Co.	$438,793
U.S. Treasury Index Fund	None	N/A
For Funds with fiscal period ending May 31, 2025
Adaptive Risk Allocation Fund	None	N/A
Commodity Strategy Fund	Goldman Sachs Group, Inc. (The)	$1,155,092
	Morgan Stanley	$1,133,862
	Royal Bank of Canada	$625,987
	US Bank NA	$676,078
	Wells Fargo & Co.	$1,104,154
Dividend Income Fund	JPMorgan Chase & Co.	$1,856,916,864
	Morgan Stanley	$618,707,280
	Wells Fargo & Co.	$801,722,886
Dividend Opportunity Fund	Citigroup, Inc.	$28,154,616
	Goldman Sachs Group, Inc. (The)	$48,036,000
	JPMorgan Chase & Co.	$72,072,000
	Truist Financial Corp.	$15,179,850
	Wells Fargo & Co.	$29,089,420
Flexible Capital Income Fund	Bank of America Corp.	$11,613,000
	Citigroup Capital XIII	$5,830,000
	Citigroup, Inc.	$6,383,487
	JPMorgan Chase & Co.	$19,264,446
	Morgan Stanley	$11,522,700
High Yield Bond Fund	None	N/A
High Yield Municipal Fund	None	N/A
Intrinsic Value Fund	Citigroup, Inc.	$50,517,124
	Goldman Sachs Group, Inc. (The)	$38,789,070
	JPMorgan Chase & Co.	$98,762,400
	Morgan Stanley	$33,697,496
MM Value Strategies Fund	JPMorgan Chase & Co.	$127,679,904
	Morgan Stanley	$42,215,972
Mortgage Opportunities Fund	None	N/A
Multi Strategy Alternatives Fund	None	N/A
Quality Income Fund	None	N/A
Statement of Additional Information – January 1, 2026

Fund	Issuer	Value of securities owned at end of fiscal period
Select Large Cap Value Fund	Citigroup, Inc.	$72,288,069
	JPMorgan Chase & Co.	$70,786,056
	Morgan Stanley	$62,391,580
	Wells Fargo & Co.	$51,821,344
Select Small Cap Value Fund	None	N/A
Seligman Technology and Information Fund	None	N/A
For Funds with fiscal period ending July 31, 2025
Cornerstone Growth Fund	Goldman Sachs Group, Inc. (The)	$79,422,686
Disciplined Core Fund	Citigroup, Inc.	$106,691,880
	JPMorgan Chase & Co.	$22,131,794
Disciplined Growth Fund	Citigroup, Inc.	$1,769,525
	Goldman Sachs Group, Inc. (The)	$447,179
	Morgan Stanley	$570,267
Disciplined Value Fund	JPMorgan Chase & Co.	$6,953,345
	Virtu Financial, Inc.	$1,042,896
Floating Rate Fund	None	N/A
Global Opportunities Fund	Citigroup, Inc.	$1,612,764
	Goldman Sachs Group, Inc. (The)	$1,668,599
	JPMorgan Chase & Co.	$2,625,575
	Societe Generale SA	$576,819
Government Money Market Fund	None	N/A
Income Opportunities Fund	None	N/A
MN Tax-Exempt Fund	None	N/A
OR Intermediate Municipal Bond Fund	None	N/A
Select Short Corporate Income Fund	Bank of America Corp.	$17,326,884
	Citigroup, Inc.	$8,859,716
	Goldman Sachs Group, Inc. (The)	$13,501,293
	HSBC Holdings PLC	$7,603,798
	JPMorgan Chase & Co.	$16,780,898
	Morgan Stanley	$6,783,362
	Morgan Stanley Private Bank NA	$12,351,193
	Royal Bank of Canada	$7,738,883
	Wells Fargo & Co.	$7,482,813
Strategic Municipal Income Fund	None	N/A
Total Return Municipal Income Fund	None	N/A
Ultra Short Term Bond Fund	Bank of America Corp.	$12,100,674
	Goldman Sachs Group, Inc. (The)	$11,067,314
	JPMorgan Chase & Co.	$12,211,843
	Morgan Stanley	$11,160,320
	Royal Bank of Canada	$6,016,329
	Wells Fargo & Co.	$11,056,430
For Funds with fiscal period ending August 31, 2025
Balanced Fund	Citigroup, Inc.	$16,068,738
	Goldman Sachs Group, Inc. (The)	$16,259,400
	JPMorgan Chase & Co.	$190,084,887
	Morgan Stanley	$67,124,125
	Morgan Stanley Private Bank NA	$8,521,293
	Wells Fargo & Co.	$103,246,000
Statement of Additional Information – January 1, 2026

Fund	Issuer	Value of securities owned at end of fiscal period
Contrarian Core Fund	JPMorgan Chase & Co.	$368,319,868
	Morgan Stanley	$129,989,891
	Wells Fargo & Co.	$227,302,566
Emerging Markets Bond Fund	None	N/A
Emerging Markets Fund	None	N/A
Global Technology Growth Fund	None	N/A
Greater China Fund	None	N/A
Integrated Large Cap Growth Fund	None	N/A
Integrated Large Cap Value Fund	Wells Fargo & Co.	$980,325
Integrated Small Cap Growth Fund	None	N/A
International Dividend Income Fund	BNP Paribas SA	$14,799,115
	Mizuho Financial Group, Inc.	$6,319,687
MM Alternative Strategies Fund	Bank of Montreal	$1,627,492
	Barclays PLC	$422,682
	Citibank NA	$246,381
	Citigroup, Inc.	$175,111
	Goldman Sachs Group, Inc. (The)	$175,585
	JPMorgan Chase & Co.	$1,155,095
	Morgan Stanley	$297,082
	Morgan Stanley Private Bank NA	$512,152
	Wells Fargo & Co.	$1,476,208
MM International Equity Strategies Fund	Barclays Bank PLC	$39,820,490
	Barclays Bank PLC, ADR	$6,520,949
	UBS AG	$7,350,436
	UBS Group AG, Registered Shares	$7,868,741
MM Small Cap Equity Strategies Fund	None	N/A
MM Total Return Bond Strategies Fund	Bank of Montreal	$4,899,769
	Barclays PLC	$20,609,959
	Citadel Securities Global Holdings LLC	$1,267,775
	Citibank NA	$5,115,352
	Citigroup, Inc.	$46,050,841
	Deutsche Bank AG	$13,879,834
	Goldman Sachs Bank	$1,016,564
	Goldman Sachs Bank USA	$4,714,127
	Goldman Sachs Group, Inc. (The)	$50,800,089
	JPMorgan Chase & Co.	$81,806,159
	Mizuho Financial Group, Inc.	$11,623,914
	Morgan Stanley	$73,009,492
	Morgan Stanley Private Bank NA	$5,476,670
	Wells Fargo & Co.	$65,705,469
Multisector Bond SMA Completion Portfolio	Bank of America Corp.	$135,876
Overseas SMA Completion Portfolio	None	N/A
Pyrford International Stock Fund	None	N/A
Select Mid Cap Growth Fund	None	N/A
Small Cap Growth Fund	None	N/A
Statement of Additional Information – January 1, 2026

Fund	Issuer	Value of securities owned at end of fiscal period
Strategic Income Fund	Bank of America Corp.	$81,553,440
	Citigroup, Inc.	$24,932,451
	Goldman Sachs Group, Inc. (The)	$27,583,871
	JPMorgan Chase & Co.	$27,404,819
	Morgan Stanley	$12,810,464
	Morgan Stanley Private Bank NA	$17,883,356
	Wells Fargo & Co.	$4,376,949
Ultra Short Duration Municipal Bond Fund	None	N/A
For Funds with fiscal period ending October 31, 2024
Intermediate Duration Municipal Bond Fund	JPMorgan Chase Bank, N.A.	$4,400,000
MA Intermediate Municipal Bond Fund	None	N/A
NY Intermediate Municipal Bond Fund	None	N/A
Select Global Equity Fund	UBS AG	$7,809,694
Seligman Global Technology Fund	None	N/A
Strategic CA Municipal Income Fund	None	N/A
Strategic NY Municipal Income Fund	None	N/A
For Funds with fiscal period ending December 31, 2024
Real Estate Equity Fund	None	N/A
(a)
No historical information is given for the Fund because the Fund commenced operations on June 2, 2025.
Statement of Additional Information – January 1, 2026

OTHER PRACTICES
Performance Disclosure
Effective beginning with performance reporting for the December 31, 2011 year end, in presenting performance information for newer share classes, if any, of a Fund, the Fund typically includes, for periods prior to the offering of such share classes, the performance of the Fund’s oldest share class (except as otherwise disclosed), adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable, based on the expense ratios of those share classes for the Fund’s most recently completed fiscal year for which data was available at December 31, 2011 or, for Funds and classes first offered after January 1, 2011, the expected expense differential at the time the newer share class is first offered. Actual expense differentials across classes will vary over time. The performance of the Fund’s newer share classes would have been substantially similar to the performance of the Fund’s oldest share class because all share classes of a Fund are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same sales charges and/or expenses (and any differences in expenses between share classes may change over time).
Prior to December 31, 2011, in presenting performance information for a newer share class of a Fund, series of CFST and CFST I would typically include, for periods prior to the offering of such newer share class, the performance of an older share class, the class-related operating expense structure of which was most similar to that of the newer share class, and for periods prior to the initial offering of such older share class, would include the performance of successively older share classes with successively less similar expense structures. Such performance information was not restated to reflect any differences in expenses between share classes and if such differences had been reflected, the performance shown might have been lower. Because, prior to December 31, 2011, series of CFST and CFST I used a different methodology for presenting performance information for a newer share class, such performance information published before December 31, 2011 may differ from corresponding performance information published after December 31, 2011.
For certain Funds, performance shown includes the returns of a predecessor to the Fund. The table below identifies the predecessor fund for certain of these Funds and shows the periods when performance shown is that of the predecessor fund or a predecessor to that fund.
Fund	Predecessor fund	For periods prior to:
Integrated Large Cap Growth Fund	BMO Large-Cap Growth Fund	January 21, 2022
Integrated Large Cap Value Fund	BMO Large-Cap Value Fund	January 21, 2022
Integrated Small Cap Growth Fund	BMO Small-Cap Growth Fund	January 21, 2022
Pyrford International Stock Fund	BMO Pyrford International Stock Fund	December 10, 2021
Ultra Short Duration Municipal Bond Fund	BMO Ultra Short Tax-Free Fund	January 21, 2022
Disclosure of Financial Support for Columbia Government Money Market Fund
Disclosure of Financial Support. Effective on October 1, 2016, the Fund is required to disclose any occasions on which an affiliated person, promoter or principal underwriter of the Fund, or an affiliated person of such person, provided any form of financial support to the Fund. For these purposes, the term ‘‘financial support’’ includes any capital contribution, purchase of a security from the Fund in reliance on Rule 17a–9 under the 1940 Act, purchase of any defaulted or devalued security at par, execution of letter of credit or letter of indemnity, capital support agreement (whether or not the Fund ultimately received support), performance guarantee, or any other similar action reasonably intended to increase or stabilize the value or liquidity of the Fund’s portfolio; excluding, however, any routine waiver of fees or reimbursement of Fund expenses, routine inter-fund lending, routine inter-fund purchases of Fund shares, or any action that would qualify as financial support as defined above, that the Board has otherwise determined not to be reasonably intended to increase or stabilize the value or liquidity of the Fund’s portfolio. The Fund is required to disclose additional information about the receipt of any such financial support on Form N-CR and to file this form with the SEC. Any Form N-CR filing submitted by the Fund is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.
Portfolio Turnover
A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectus for that Fund.
Statement of Additional Information – January 1, 2026

In any particular year, market conditions may result in higher portfolio turnover rates. The rate of a Fund’s turnover may vary significantly from time to time depending on, among other factors, economic, market and other conditions.
See below for an explanation of any significant variation in a Fund’s portfolio turnover rates over the two most recently completed fiscal years:
For High Yield Municipal Fund, during the fiscal year ended May 31, 2025, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year as market conditions in 2025 drove increased investment transactions, though overall turnover continued to be low.
For MM Directional Alternative Strategies Fund, during the fiscal year ended April 30, 2025, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was primarily due to the termination and liquidation of the positions within Allspring Global Investments, LLC (one of the Fund’s subadvisers) sleeve, effective February 25, 2025.
For Multisector Bond SMA Completion Portfolio, during the fiscal year ended August 31, 2025, the Fund experienced a lower rate of portfolio turnover than during the previous fiscal year. The decrease in 2025 is due to decreased reliance on derivatives as more of the fund is invested in cash bonds as the fund has grown in assets under management.
For Pyrford International Stock Fund, during the fiscal year ended August 31, 2025, the Fund experienced a lower rate of portfolio turnover than during the previous fiscal year. This was primarily due to a lower volume of investment transactions than the fiscal year ended August 31, 2024.
For Select Small Cap Value Fund, during the fiscal year ended May 31, 2025, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year as market conditions in 2025 drove increased investment opportunities, though overall turnover continued to be low.
Disclosure of Portfolio Holdings Information
The Board and the Investment Manager believe that the investment ideas of the Investment Manager and any subadviser with respect to portfolio management of a Fund should seek to benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies. However, the Board also believes that selective disclosure of a Fund’s portfolio holdings can, under appropriate circumstances, be made for purposes beneficial to the Fund and its shareholders or for other purposes under conditions that are designed to protect the interests of the Fund and its shareholders.
The Board has therefore adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide portfolio holdings on a selective basis, and the Investment Manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the Fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Funds and their shareholders.
Although the Investment Manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the Investment Manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.
Public Disclosures
The Funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Funds’ website. The information is available on the Funds’ website as described below.
■
For equity, alternative and flexible funds (other than the equity funds identified below) and funds-of-funds (equity and fixed income), a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.
■
For Columbia Small Cap Growth Fund and Columbia Variable Portfolio – Small Company Growth Fund, a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 30 calendar days after such month-end.
■
For fixed-income Funds (other than money market funds), a complete list of Fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.
■
For money market Funds, a complete list of Fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the Fund’s most recent 12 months of
Statement of Additional Information – January 1, 2026

publicly available filings on Form N-MFP. Money market Fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the value. The money market Funds will also disclose on the website its overall weighted average maturity, weighted average life maturity, percentage of daily liquid assets, percentage of weekly liquid assets and daily inflows and outflows.
Portfolio holdings of Funds owned solely by the Investment Manager or its affiliates are not disclosed on the website. A complete schedule of each Fund’s portfolio holdings is available semiannually and annually in Form N-CSR filings and after the first and third fiscal quarters, in regulatory filings on Form N-PORT. These regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Fund’s Form N-CSR and N-PORT filings on the SEC’s website at www.sec.gov.
In addition, the Investment Manager makes publicly available information regarding certain Fund’s largest five to fifteen holdings, as a percentage of the market value of the Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website columbiathreadneedleus.com, approximately 15 calendar days following the month-end. The scope of the information that is made available on the Funds’ website pursuant to the Funds’ policies may change from time to time without prior notice. Certain fund marketing material, such as fund fact sheets, containing the largest five to fifteen holdings may be made available earlier than 15 days following month end. This information may not be available on the website for all Funds included in this SAI.
The Investment Manager may also disclose more current portfolio holdings information as of specified dates on the Funds’ website.
The Funds, the Investment Manager and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties.
Other Disclosures
The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the Funds have a legitimate business purpose for making such disclosure, (ii) the Funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.
In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Investment Manager; (ii) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Investment Manager, the Funds’ Distributor or any affiliated person of a Fund, the Investment Manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.
Fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Agents) for legitimate business purposes within the scope of their official duties and responsibilities, subject to Fund policies and procedures designed to prevent the misuse of inside information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or policies and procedures designed to prevent the misuse of inside information; (2) an investment adviser, distributor, administrator, transfer agent, or custodian to the Fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by the Investment Manager or its affiliates, or the Fund; (4) an investment adviser to whom complete portfolio holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition talks with the Investment Manager or its parent company; and (5) a newly hired subadviser to whom complete portfolio holdings are disclosed prior to the time it commences its duties.
The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Agents, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Agents, is determined by such Affiliates and Agents based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Agents varies and may be as frequent as daily, with no lag. Any disclosure of Fund complete portfolio holdings to any Affiliates and Agents as previously described may also include a list of the other investment positions that make up the Fund, such as cash investments and derivatives.
Statement of Additional Information – January 1, 2026

The Funds also disclose portfolio holdings information as required by federal, state or international securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.
In certain limited situations, the Funds may provide portfolio holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from a Fund and the Investment Manager believes that such disclosure will not be harmful to the Fund. In these situations, the Investment Manager makes it clear through non-disclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind and will maintain the information in a manner designed to protect against unauthorized access or misuse.
The Board has adopted policies to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Before any selective disclosure of portfolio holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (PHC). The PHC, which is chaired by the Funds’ Chief Compliance Officer, is comprised of members from the Investment Manager’s legal department and compliance department, and the Funds’ President. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the Investment Manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Funds’ President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.
Ongoing Portfolio Holdings Disclosure Arrangements
The Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. No compensation or consideration is received in exchange for this information. In addition to the daily information provided to a Fund’s custodians, subcustodians, Investment Manager and subadvisers, the following disclosure arrangements are in place:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
Abel Noser	Used for evaluating and assessing trading activity, execution and practices.	Quarterly
ACA Global	Used to evaluate and assess trading activity, execution and practices in respect of market abuse regulatory requirements.	Daily
Allvue Systems Company	Used for front office trading, bank loan analytics, and compliance.	Daily
Axioma Inc.	Used as a hosted risk analytics platform designed for research, portfolio holdings, investment oversight and strategy development.	Daily
Statement of Additional Information – January 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
BlackRock, Inc.
Used for front office trading and
analytics, back office settlements,
portfolio accounting and reconciliations,
collateral management, portfolio risk
oversight, compliance mandate
monitoring and portfolio performance
calculations. Used to provide portfolio
attribution reports for the Columbia
Convertible Securities Fund. Used for
portfolio analytics.
Daily
Bloomberg Finance L.P.
Used for portfolio analytics, statistical
analysis and independent research. Used
for executing cleared swaps
electronically. Used for executing fixed
income trades. Used for evaluating and
assessing trading activity, execution and
practices in respect of market abuse
regulatory requirements. Used to provide
portfolio attribution reports for the
Columbia Convertible Securities Fund.
Used for portfolio analytics.
Daily
Bolger, Inc.	Used for commercial printing.	As Needed
Bond Connect Company Limited	Used for executing Chinese fixed income trades.	As Needed
Boston Investors Communications Group, LLC	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Quarterly
Broadridge Financial Solutions Inc.	Used for printing of prospectuses and tailored shareholder reports.	As Needed
Capital Markets Services Group	Used for hedging activities supporting the Columbia Funds.	Daily
Castine LLC	Used for facilitating the evaluation of commission rates and providing flexible commission reporting.	Daily
CBOE BIDS	Used to execute equity trades.	As Needed
Citigroup, Inc.	Used for mortgage decision support.	Daily
Compliance Solutions Strategies LLC	Used for reporting returns and analytics to client facing materials. Used for data storage and as a transformation solution to support Client Regulatory Reporting and Fund Detail reporting.	Monthly
Deloitte Haskins & Sells, LLP	Used for calculating foreign capital gains tax accruals irrespective of the tax lot relief method.	Weekly
Donnelley Financial Solutions	Used for providing EDGAR filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
DS Graphics/Universal Wilde, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Depository Trust & Clearing Corporation	Used for providing trade allocation and acceptance services with brokers.	Daily
ENPOINTE	Used for commercial print.	As Needed
Ernst & Young, LLP	Used for analyzing passive foreign investment company investments.	Monthly
Statement of Additional Information – January 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
FactSet Research Systems, Inc.	Used for calculating portfolio performance attribution, portfolio analytics, data for fundamental research, and general market news and analysis. Used for executing equity and convertible trades.	Daily
Fidelity National Information Services, Inc.	Used as a portfolio accounting system.	Daily
FMR LLC	Used for advertising review.	As Needed
FX Connect, LLC	Used to execute foreign exchange orders.	Daily
Goldman Sachs Agency Lending	Serves as the Securities Lending Agent for certain Columbia Funds that participate in securities lending.	Daily
Harte-Hanks, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports and commercial print.	As Needed
Institutional Shareholder Services, Inc.	Used for proxy voting administration and research on proxy matters.	Daily
Intex Solutions Inc.	Used for providing mortgage analytics.	As Needed
Investment Company Institute	Disclosure of Form N-PORT data.	As Needed
Investortools, Inc.	Used for municipal bond analytics, research, and decision support.	As Needed
JDP Marketing Services	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Quarterly
John Roberts, Inc.	Used for fund fact sheets and commercial print.	As Needed
Kurtosys Systems	Used for reporting of fund holdings detail via our website.	Monthly
MarketAxess	Used for executing fixed income trades.	Daily
Morningstar Investment Services, LLC	Used for independent research and ranking of funds. Used for statistical analysis.	As Needed
Neovest	Used to execute futures.	As Needed
PwC	Used to review tax services prepared by Bank of New York Mellon and to prepare tax services PwC performs for the funds.	Daily
R. R. Donnelley & Sons Co.	Used for printing of prospectuses, factsheets, annual and semi-annual reports. Used for commercial printing.	As Needed
Refinitiv	Used to execute foreign exchange orders.	Daily
RegEd, Inc.	Used for reviewing external and certain internal communications prior to dissemination.	As Needed
Sky Road	Used by the bank loan team to assist with optimizing bank loan trading.	Daily
S.W.I.F.T. Scrl.	Used for sending trade messages via SWIFT to custodian.	Daily
TP ICAP	Used for executing equity and fixed income trades.	Daily
Thomson Reuters Corp.	Used for statistical analysis.	As Needed
Statement of Additional Information – January 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Toppan Merrill Corporation	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Tradeweb	Used for executing fixed income trades.	Daily
Trepp, Inc.	Used for insights about commercial mortgage-backed securities mortgage bonds.	Daily
Trumid Holdings, LLC	Used for executing fixed income trades.	As Needed
Virtu Financial	Used for executing equity trades.	Daily
Visions, Inc.	Used for commercial printing.	As Needed
Wilshire Associates, Inc.	Used for providing performance attribution reporting.	Daily

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Abel Noser Corp.	Used by certain subadvisers for transaction cost analysis and other analytics.	Quarterly
ACA Compliance Group	Used by certain subadvisers for performance evaluation. Used by certain subadvisers for trade execution cost analysis.	Monthly or Quarterly
Acadia	Used by certain subadvisers for risk management services.	Daily
Alpha TBA Mortgage Master	Used by certain sub-advisers for confirming TBAs.	Daily
Ashland Partners & Co. LLP	Used by certain subadvisers for audit and Global Investment Performance Standards (GIPS) evaluation.	Annually
Axioma, Inc.	Used by certain subadvisers for third- party risk enhancement and management. Used by certain subadvisers for Derivatives Rule (Rule 18f-4) analysis.	Daily
BlackRock, Inc.	Used by certain subadvisers for order management and compliance. Used by certain subadvisers for analytical and statistical information.	Daily
Bloomberg Finance L.P.	Used by certain subadvisers for analytical, portfolio management, statistical information, compliance and personal trade monitoring.	Daily or Annually
BNY Mellon Corp.	Used by certain subadvisers for SWIFT messages from custodians to facilitate automated reconciliation.	Daily
Broadridge Financial Solutions Inc.	Used by certain subadvisers for proxy voting administration and research services.	Daily
Brown Brothers Harriman & Co.	Used by certain subadvisers for electronic trade transmission and settlement. Used by certain subadvisers for corporate actions management.	Daily
ComplianceAlpha	Used by certain subadvisers for compliance services.	Daily
Statement of Additional Information – January 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Compliance Solutions Strategies LLC	Used by certain subadvisers for back up of operational and reconciliation services.	Monthly
ConsenSys Inc.	Used by certain subadvisers for commission tracking.	Daily
Dynamics 365 - CRM	Used by certain sub-advisers to create marketing material for use in client meetings.	Daily
Eagle Investment Systems, LLC	Used by certain subadvisers for portfolio accounting systems.	Daily
Eze Castle Software LLC	Used by certain subadvisers for order management and compliance.	Daily
FactSet Research Systems, Inc.	Used by certain subadvisers for analytical and statistical information.	Daily
Financial Recovery Technologies Services	Used by certain subadvisers for class action monitoring services.	Quarterly
FIS Brokerage Securities Services LLC	Used by certain subadvisers for confirmation and settlement of bank loan trades.	Daily
FIS Financial Systems LLC	Used by certain subadvisers for code of ethics monitoring.	Daily
Flextrade Systems Inc.	Used by certain subadvisers for an execution management system.	Daily
FX Connect, LLC	Used by certain subadvisers for foreign exchange derivatives reconciliation.	Daily
Generic Network Systems	Used by certain subadvisers to provide server and application managed services related to optimizing the server structure.	Daily
Global Relay	Used by certain subadvisers for compliance services.	Daily
Global Trading Analytics, LLC	Used by certain subadvisers for transaction cost analysis and other analytics.	Daily
Gresham Technologies	Used by certain subadvisers for custodian reconciliation.	Daily or Monthly
ICE Data Services Inc.	Used by certain subadvisers for data and pricing. Used by certain subadvisers for liquidity reporting.	Daily
IHS Markit Ltd.	Used by certain subadvisers for confirmation and settlement of bank loan trades.	Daily
Infinit-O Global, Ltd.	Used by certain subadvisers for portfolio accounting systems.	Daily
Instinet Holdings Incorporated	Used by certain subadvisers for an execution management system.	Daily
Institutional Shareholder Services, Inc.	Used by certain subadvisers for proxy voting administration and research services.	Daily or Weekly
JPMorgan Commercial and Investment Bank	Used by certain subadvisers for services and underlying infrastructure, for risk analytics.	Daily
J.P. Morgan Securities Services	Used by certain subadvisers for portfolio management.	Daily
Statement of Additional Information – January 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Kirkland & Ellis LLP	Used by certain subadvisers for legal advisory services.	As Needed
Lightkeeper LLC	Used by certain subadvisers for risk management services.	Daily
Morgan Stanley Fund Services USA LLC	Used by certain subadvisers for portfolio accounting systems.	Daily
MSCI Barra Inc.	Used by certain subadvisers for Rule 18f-4 compliance.	Daily
Narrative Science Inc.	Used by certain subadvisers for updating attribution commentary.	Monthly
Nautilus Capital LLC	Used by certain subadvisers for risk management services.	Daily
NAV Consulting, Inc.	Used by certain subadvisers for electronic reconciliations of portfolio holdings.	Daily
Nex Group plc	Used by certain subadvisers for daily reconciliations on collateral management.	Daily
Northern Trust Co.	Used by certain subadvisers for back- office operations.	Daily
Omgeo, LLC	Used by certain subadvisers for trade execution and SWIFT transactions. Used by certain subadvisers for trade monitoring, trade settlement, and for confirming TBAs.	Daily
Portfolio BI, Inc.	Used by certain subadvisers for client reporting.	Daily
Qontigo	Used by certain subadvisers for Derivatives Rule (Rule 18f-4) analysis.	Daily
Refinitiv	Used by certain subadvisers for analytical and statistical information.	Daily
RELX Group	Used by certain subadvisers for compliance services.	Weekly
Rimes	Used by certain subadvisers for portfolio accounting, performance and holdings of record.	Daily
SimCorp	Used by certain subadvisers for portfolio accounting systems.	Daily
Slack	Used by certain subadvisers for compliance services.	As Needed
Snowflake Inc.	Used by certain subadvisers for order management and compliance.	Daily
S&P Global Market Intelligence	Used by certain subadvisers for corporate actions management. Used by certain subadvisers for portfolio accounting, performance and holdings of record.	Daily
Statement of Additional Information – January 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
SS&C Technologies, Inc.
Used by certain subadvisers for portfolio
accounting, performance and holdings of
record. Used by certain subadvisers for
SWIFT messages from custodians to
facilitate automated reconciliation. Used
by certain subadvisers for trade
management and pre- and post-
compliance. Used by certain subadvisers
for order management and compliance.
Used by certain subadvisers for
reconciliation services. Used by certain
subadvisers for back-office operations.
Used by certain subadvisers for back up
of operational and reconciliation
services. Used by certain subadvisers to
reconcile trades and positions and
oversee accounting records.
Daily
StarCompliance LLC	Used by certain subadvisers for COE monitoring. Used by certain subadvisers for compliance and personal trade monitoring.	Daily or As Needed
State Street Bank and Trust Company	Used by certain subadvisers for middle office functions.	Daily or Monthly
State Street Corp.	Used by certain subadvisers for order management and compliance. Used by certain subadvisers for trading.	Daily or As Needed
Trade Informatics LLC	Used by certain subadvisers for transaction cost analysis and other analytics.	Daily
Tradeweb Markets LLC	Used by certain subadvisers for confirming TBAs, treasuries, and discount notes.	Daily
VERMEG Co.	Used by certain subadvisers for management of swap counterparty exposure.	Daily
Virtu Financial, Inc.	Used by certain subadvisers for transaction cost analysis and other analytics.	Daily
Watson Wheatley	Used by certain subadvisers for custodian reconciliation.	Daily
In addition, for all Funds, portfolio holdings information may be provided from time to time to the Funds’ counsel, counsel to the Independent Trustees and the Funds’ independent auditors in connection with the services they provide to the Funds or the Trustees. Portfolio holdings information may also be provided to affiliates of the Investment Manager to monitor risks and various holdings limitations that must be aggregated with affiliated funds and accounts, among other purposes. The Investment Manager and any subadvisers use a variety of broker-dealers and other agents to effect securities transactions on behalf of the Funds. These broker-dealers may become aware of the Funds’ intentions, transactions and positions in performing their functions.
Additional Shareholder Servicing Payments
The Funds, along with the Transfer Agent, the Distributor and the Investment Manager, may pay significant amounts to financial intermediaries, including other Ameriprise Financial affiliates, for providing shareholder services, including the types of services that would otherwise be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary by financial intermediary and according to distribution channel. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to
Statement of Additional Information – January 1, 2026

shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintaining shareholder records, preparing account statements and/or the provision of call center support and other customer services.
Effective October 1, 2016, the Board authorized each Fund to pay up to the lesser of the amount charged by the financial intermediary for such services or such fees up to a channel-specific cap established by the Board from time to time. For certain distribution channels, the reimbursement is set at a per account amount for accounts of intermediaries that charge a per account fee. The amounts in excess of the amount reimbursed by a Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates. These payments are in addition to the annual transfer agency fees paid by a Fund to the Transfer Agent, as described in the Investment Management and Other Services – Other Services Provided – The Transfer Agent section above, and may include payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC. With respect to Class Inst2 shares, the annual rate for transfer agency fees and reimbursement of fees for additional shareholder services is subject to an annual limitation of not more than 0.07%. With respect to Class Inst3 shares, the Transfer Agent does not currently pay financial intermediaries for shareholder services, except that for Class Inst3 shares of Ultra Short Term Bond Fund, a series of CFST I (formerly an unnamed share class of the Fund), the Transfer Agent makes shareholder services payments to Merrill Lynch, Pierce, Fenner & Smith Incorporated through which shares of this class were held (under its former unnamed share class name) as of November 30, 2018, and the Fund does not currently pay the Transfer Agent for any shareholder services provided by financial intermediaries. Payments for these additional shareholder services are made by a Fund to the Transfer Agent who in turn makes payments to the financial intermediary for the provision of such services. The Funds’ Transfer Agent, Distributor and/or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services.
The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.
In addition, the Transfer Agent, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments as compensation for the costs of printing literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.
As of April 2025, the Transfer Agent and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Funds to the financial intermediaries or their affiliates shown below.
Recipients of Shareholder Servicing Payments Relating to the Funds from the Transfer Agent and/or other Ameriprise Financial Affiliates
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ADP Broker-Dealer, Inc.
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American Enterprise Investment Services Inc.*
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American United Life Insurance Co.
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Ascensus, Inc.
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Avantax Investment Services, Inc.
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AXA Equitable Life Insurance
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Bank of America, N.A.
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Benefit Plan Administrators
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Benefit Trust
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BMO Harris Bank (f/k/a Marshall & Illsley Trust Company)
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BNY Mellon, N.A.
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Charles Schwab & Co., Inc.
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Charles Schwab Trust Co.
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Edward D. Jones & Co., LP
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Equitable Advisors
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Fidelity Brokerage Services, Inc.
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Fidelity Investments Institutional Operations Co.
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Genworth Life and Annuity Insurance Company
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Genworth Life Insurance Co. of New York
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GWFS Equities, Inc.
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Janney Montgomery Scott, Inc.
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John Hancock Life Insurance Company (USA)
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John Hancock Life Insurance Company of New York
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John Hancock Trust Company
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JP Morgan Securities LLC
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Lincoln Life & Annuity Company of New York
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Lincoln National Life Insurance Company
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Lincoln Retirement Services
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LPL Financial Corporation
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Massachusetts Mutual Life Insurance Company
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Merrill Lynch, Pierce, Fenner & Smith Incorporated
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Mid Atlantic Capital Corporation
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Morgan Stanley Smith Barney LLC
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MSCS Financial Services Division of Broadridge Business Process Outsourcing LLC
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National Financial Services
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Nationwide Investment Services
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Newport Retirement Services, Inc.
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Oppenheimer & Co., Inc.
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Pershing LLC
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PNC Bank
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Principal Life Insurance Company of America
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Raymond James & Associates
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RBC Capital Markets
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Reliance Trust
Statement of Additional Information – January 1, 2026

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Sammons Retirement Solutions
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SEI Private Trust Company
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Standard Insurance Company
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Stifel Nicolaus & Co.
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Talcott Resolution Life Insurance Company
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TD Ameritrade Trust Company
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Teachers Insurance and Annuity Association of America
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Transamerica Financial Life Insurance Company
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T. Rowe Price Group, Inc.
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UBS Financial Services, Inc.
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US Bank NA
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VALIC Retirement Services Company
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Vanguard Group, Inc.
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Vanguard Marketing Corp
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Voya Retirement Insurance and Annuity Company
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Wells Fargo Advisors

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Ameriprise Financial affiliate
The Transfer Agent, the Distributor, the Investment Manager and/or their affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.
Additional Payments to Financial Intermediaries
Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include shareholder servicing payments to retirement plan administrators and other institutions in amounts described above under Other Practices – Additional Shareholder Servicing Payments.
The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive lump sum payments described above under Other Practices – Additional Shareholder Servicing Payments. Such payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.
These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a Fund share, or the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.
Marketing Support Payments
The Distributor, the Investment Manager and/or their affiliates make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, systems infrastructure support and data analytics. Not all financial intermediaries receive marketing support payments. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, compensation for ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment.
While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.01% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and other Ameriprise Financial affiliates make payments with respect to a Fund or the Columbia Funds in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries.
As of April 2025, the Distributor, the Investment Manager or their affiliates had agreed to make marketing support payments relating to the Funds to the following financial intermediaries or their affiliates.
Statement of Additional Information – January 1, 2026

Recipients of Marketing Support Payments Relating to the Funds from the Distributor and/or other Ameriprise Financial Affiliates
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American Enterprise Investment Services Inc.*
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Cetera Financial Group, Inc.
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Citigroup Global Markets Inc./Citibank
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Commonwealth Financial Network
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Empower Financial Services, Inc.
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LPL Financial Corporation
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Merrill Lynch, Pierce, Fenner & Smith Incorporated
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Morgan Stanley Wealth Management
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Northwestern Mutual Investment Services, LLC
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Osaic Financial Advisors
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Osaic Financial Securities
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Osaic Wealth, Inc.
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PNC Investments
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Raymond James & Associates, Inc.
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Raymond James Financial Services, Inc.
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UBS Financial Services Inc.
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Unified Trust Company, N.A./American Trust
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US Bancorp Investments, Inc.
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Wells Fargo Advisors
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Wells Fargo Advisors Financial Network, LLC
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Wells Fargo Clearing Services, LLC

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Ameriprise Financial affiliate
The Distributor, the Investment Manager and/or their affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.
Other Payments
From time to time, the Distributor, from its own resources and not as an expense of the Fund, typically provides additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the FINRA. Such compensation provided by the Distributor includes financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund, including the Funds, or a particular share class over other funds or share classes. See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information.
Statement of Additional Information – January 1, 2026

CAPITAL STOCK AND OTHER SECURITIES
Description of the Trusts' Shares
The Trusts may issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Most of the Funds are authorized to issue multiple classes of shares. Such classes are designated as Class A, Class C, Class E, Class Inst, Class Inst2, Class Inst3, Class R, Class S and shares of the Solution Series Funds. A Fund offers only those classes of shares listed on the cover of its prospectuses. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
Restrictions on Holding or Disposing of Shares
There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of the Funds or the relevant class. The Funds or any class of shares of the Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets.
Shareholder Liability
CFST. The Trust is organized under Delaware law. The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote. The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.
CFST I and CFST II. Each Trust is organized as a business trust under Massachusetts law. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of each Trust. However, each Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and each Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a Fund incurring financial loss on account of another series of its respective Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of each Trust was unable to meet its obligations.
Dividend Rights
The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.
Voting Rights and Shareholder Meetings
Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law (in the case of CFST) or Massachusetts business trust law (in the case of CFST I and CFST II). Each whole share (or fractional share) outstanding on the record date shall be entitled to (for CFST) one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote; and (for CFST I and CFST II) a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).
Statement of Additional Information – January 1, 2026

Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class is voted on by holders of that class of shares. Subject to the foregoing, all shares of a Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an investment advisory agreement or, if shareholder approval is required under exemptive relief, investment subadvisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders. Special meetings may be called for certain purposes.
Previously, CFST had voluntarily undertaken to adhere to certain governance measures contemplated by an SEC settlement order with respect to CFST’s prior investment adviser in 2005. Over the past several years, the SEC has adopted many rules under the 1940 Act and the Investment Advisers Act of 1940 to strengthen fund governance and compliance oversight of funds and their investment advisers. Accordingly, although CFST may continue to follow certain governance practices noted in the 2005 settlement order, it will do so as the Board deems appropriate and not pursuant to any voluntary undertakings. In this regard, the Board has determined that it is unnecessary to commit to holding a meeting of shareholders to elect trustees at least every five years. Instead, the Board will convene meetings of shareholders to elect trustees as required by the 1940 Act or as deemed appropriate by the Board.
Liquidation Rights
In the event of the liquidation or dissolution of the Trust or a Fund, all shares have equal rights and shareholders of a Fund are entitled to a proportionate share of the assets of the Fund that are available for distribution and to a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Board may determine.
Preemptive Rights
There are no preemptive rights associated with Fund shares.
Conversion Rights
Conversion features and exchange privileges, if applicable, are described in the Funds’ prospectuses and Appendix S to this SAI.
Redemptions
Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.
Sinking Fund Provisions
Each Trust has no sinking fund provisions.
Calls or Assessment
All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by its Trust.
Conduct of the Trusts' Business
Forum Selection. Each Trust’s Declaration of Trust or Bylaws, as applicable, provide that the sole and exclusive forums for any shareholder (including a beneficial owner of shares) to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust or any of its Trustees, officers or employees arising pursuant to any provision of the statutory or common law of the state in which the Trust is organized or any federal securities law, in each case as amended from time to time, or the Trust’s Declaration of Trust or Bylaws, or (iv) any action asserting a claim governed by the internal affairs doctrine shall be within the federal or state courts in the state in which the Trust is organized. See About the Trusts section.
Statement of Additional Information – January 1, 2026

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that the shareholder finds favorable for disputes with a Trust and/or any of its Trustees, officers, employees or service providers. If a court were to find the forum selection provision contained in the Declaration of Trust or Bylaws, as applicable, to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.
Derivative and Direct Claims of Shareholders. Each Trust’s Declaration of Trust and, other than CFST (which does not have Bylaws), Bylaws contain provisions regarding derivative and direct claims of shareholders. As used in the Declaration of Trust or Bylaws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under the Declaration of Trust or Bylaws; rights to receive a dividend payment as may be declared from time to time; rights to inspect books and records; or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is provided under the U.S. federal securities laws such as, for example, a claim under Section 36(b) of the 1940 Act. Any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, is considered a “derivative” claim as used in the Declaration of Trust or Bylaws.
CFST and CFST II. A shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result.
CFST I. A shareholder may not bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees, or officers predicated upon an express or implied right of action under the Declaration of Trust or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees.
The Trustees of each Trust shall consider any such derivative demand or request within 90 days of its receipt by the Trust or, for CFST and CFST II, inform claimants within such time that further review and consideration is required, in which case the Trustees shall have an additional 120 days to respond. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such derivative court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.
Any person purchasing or otherwise holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other employees of the Trust and/or its service providers.
Statement of Additional Information – January 1, 2026

Purchase, Redemption and Pricing of Shares
Purchase and Redemption
An investor may buy, sell and transfer shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.
Purchases and redemptions of shares of the Funds may be effected on a Business Day. Each Trust and the Distributor reserve the right to reject any purchase or redemption order. The issuance of shares is recorded on the books of the Trust, and share certificates are not issued. Purchase orders for shares in the Funds that are received by the Distributor or by the Transfer Agent before the end of the Business Day (typically 4:00 p.m., Eastern time) are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund’s Custodian. Redemption orders for sales of Fund shares received in good form (as defined in the Fund's prospectus) by the Distributor or by the Transfer Agent before the end of the Business Day are priced according to the net asset value determined on that day. The Business Day that applies to your purchase or redemption order is also called the trade date.
The Funds have authorized one or more broker-dealers to accept buy and sell orders on the Funds’ behalf. These broker-dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker-dealer or the broker’s authorized designee.
Should a Fund stop selling shares, the Board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.
The Trusts also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.
Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).
The Trusts have elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.
The timing and magnitude of cash inflows from investors buying Fund shares could prevent a Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact a Fund’s performance.
Anti-Money Laundering Compliance
The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious or unusual activity, or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.
Statement of Additional Information – January 1, 2026

Pay-out Plans
You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.
Applications for a systematic investment in a class of a Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those Funds is in effect. Occasional investments, however, may be accepted.
To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.
Offering Price
The share price of each Fund is based on each Fund’s net asset value (NAV) per share, which is calculated as of the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time, on each day the Fund is open for business. If the NYSE is scheduled to close early, the NAV per share of each class of shares of each Fund shall be determined as of the time of the NYSE’s scheduled close. Each Fund will not treat an intraday unscheduled disruption in NYSE trading or intraday unscheduled closing of the NYSE as a close of regular trading on the NYSE and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. The Funds do not value their shares on days that the NYSE is closed. The NYSE is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For Funds Other than Money Market Funds. The value of each Fund’s portfolio securities is determined in accordance with the Trust’s valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the Fund’s portfolio securities are typically valued using the following methodologies, certain of which may represent fair values, rather than market quotations:
Equity Securities. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks will be fair valued. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies as of the valuation time.
Fixed Income Securities. Debt securities (including convertible securities) with remaining maturities in excess of 60 days are valued based on prices obtained from a pricing service. If pricing information is unavailable from a pricing service or is not believed to be reflective of market value, then a security may be valued at a bid quote from a broker-dealer, or, if a bid quote from a broker-dealer is not available, at fair value as determined by the Investment Manager. Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter the fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the amortized cost value of such securities is not reflective of market value, then the valuation process for debt securities with remaining maturities in excess of 60 days will be applied. Short-term variable rate demand notes are typically valued at par value. Newly issued debt securities may be valued at purchase price for up to two days following purchase or at fair value if the purchase price is not believed to be reflective of market value.
Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settlement price as determined by their principal exchange or, in the absence of settlement price, at the mean of the closing bid and ask. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are fair valued. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.
Repurchase and Reverse Repurchase Agreements. Repurchase and reverse repurchase agreements are generally valued at a price equal to the amount of cash invested in the repurchase agreement, or borrowed in the reverse repurchase agreement, respectively, at the time of valuation.
Statement of Additional Information – January 1, 2026

Bank Loans. Bank loans purchased in the primary market are typically valued at acquisition cost for up to two days, and are then valued using a market quotation from a pricing service or quote from a broker-dealer, or if such quotes are unavailable, fair value. Bank loans trading in the secondary market are fair valued unless readily available market quotations are available.
Private Placement Securities. Private placement securities are fair valued, typically with pricing inputs such as prices from broker-dealers or using internal analysis and any issuer-provided financial information.
Foreign Currencies. Foreign currencies, securities denominated in foreign currencies and payables/receivables denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.
For Money Market Funds. In accordance with Rule 2a-7 under the 1940 Act, the securities in the portfolio of a money market fund are generally valued at amortized cost if such value is approximately the same as market value or at market value (based on market-based prices); or, if market value is not available, fair value. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.
The Board has established procedures designed to stabilize the Fund’s price per share for purposes of sales and redemptions at $1.00, to the extent that it is reasonably possible to do so. These procedures include review of the Fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund’s net asset value per share computed by using available market quotations deviates from a share value of $1.00 as computed using the amortized cost method. Deviations are reported to the Board periodically and, if any such deviation exceeds 0.5%, the Board must determine what action, if any, needs to be taken. If the Board determines that a deviation exists that may result in a material dilution or other unfair results for shareholders or investors, the Board must cause the Fund to undertake such remedial action as the Board deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.
Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and/or selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.
While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than the investor would receive if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.
Fair Valuation of Portfolio Securities. In the event that (i) market quotations are not readily available, such as when trading is halted or securities are not actively traded; (ii) market quotations are not reflective of market value (i.e., such prices or values are deemed unreliable in the judgment of the Investment Manager); or (iii) a significant event has been recognized in relation to a security or class of securities that is not reflected in market quotations, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE, a fair value for each such security is determined by the Investment Manager in accordance with valuation procedures approved by the Board. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.
In general, any relevant factors may be taken into account in determining fair value, including but not limited to the following, among others: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.
With respect to securities traded on foreign markets, relevant factors may include, but not be limited to, the following: the value of foreign securities traded on other foreign markets; ADR and/or GDR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign
Statement of Additional Information – January 1, 2026

securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a Fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.
Unclaimed Property Laws
Many states have unclaimed property rules that provide for transfer to the state (also known as escheatment) of unclaimed property under various circumstances, including failure to maintain a correct address or failure to maintain contact with a mutual fund account. If your Direct-at-Fund Account is deemed unclaimed or abandoned under applicable state law, a Fund may be required to escheat (transfer) the assets in your Direct-at-Fund Account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold (without interest, dividends or appreciation that might have accrued absent the escheatment). In addition, if your Direct-at-Fund Account is a traditional IRA, IRS rules provide that when a traditional IRA is escheated to a state’s unclaimed property administration, the transfer is considered to be a designated distribution to the IRA owner and hence is taxable. The distribution is subject to Federal and state income tax withholding and reporting requirements, consistent with other nonperiodic distributions from IRAs.
It is your responsibility to ensure that you maintain a correct address for your Direct-at-Fund Account, and maintain contact with your Direct-at-Fund Account in ways such as by contacting the Transfer Agent by mail or telephone or accessing your Direct-at-Fund Account through the Funds’ website, and promptly cashing all checks for dividends, capital gains and redemptions. State requirements for maintaining contact with an account can vary and are subject to change. If you invest in a Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state unclaimed property laws. The Funds, the Transfer Agent and the Distributor will not be liable to shareholders or their representatives for good faith compliance with state unclaimed property laws. Please check your state’s unclaimed or abandoned property website for specific information.
Statement of Additional Information – January 1, 2026

TAXATION
The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters. The Funds may or may not invest in all of the securities or other instruments described in this Taxation section. Please see the Funds’ prospectuses for information about a Fund's investments, as well as each Fund’s semiannual and annual shareholder reports.
A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts, variable annuity contracts or variable life insurance contracts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, shareholders who are subject to the U.S. federal alternative minimum tax, trusts, estates, pass-through entities or investors in such entities, “controlled foreign corporations,” “passive foreign investment companies,” persons eligible for benefits under an income tax treaty to which the United States is a party, or persons otherwise subject to special treatment under the Code.
The Trusts have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company
It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of a Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.
In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its gross income from the qualifying income described in clause (i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the Code. Certain of a Fund’s investments in master limited partnerships (MLPs) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in, including through corporations in which the Fund owns a 20% or more voting stock interest, the securities of any one issuer
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(other than those described in clause (i)(A)), the securities (other than securities of other regulated investment companies) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.
In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.
If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by a Fund will be subject to tax at the corporate rate.
If a Fund retains any net capital gain, it will be subject to a tax at the corporate rate on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion, if any, of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31 and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution in January of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the earlier year.
If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify and be eligible for treatment as a regulated investment company accorded special tax treatment under the Code, it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders. In this case, all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.
Excise Tax
If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such
Statement of Additional Information – January 1, 2026

years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 of a calendar year (or November 30 if the Fund makes the election described above) are generally treated as arising on January 1 of the following calendar year; in the case of a Fund with a December 31 year end that makes the election described above, no such gains or losses will be so treated. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, a Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).
Capital Loss Carryovers
Capital losses in excess of capital gains (net capital losses) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year.
Capital loss carry forwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A Fund may carry net capital losses forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character.
Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any capital gains so offset. The Funds cannot carry back or carry forward any net operating losses (defined as deductions and ordinary losses in excess of ordinary income).
The total capital loss carryovers below include post-October capital losses, if applicable.
Capital Loss Carryovers
Fund	Total Capital Loss Carryovers	Amount not Expiring
		Short-term	Long-term
For Funds with fiscal period ending January 31
Capital Allocation Conservative Portfolio	$4,088,995	$424,878	$3,664,117
Income Builder Fund	$41,582,417	$14,678,893	$26,903,524
For Funds with fiscal period ending February 28/29
Convertible Securities Fund	$39,877,530	$1,376	$39,876,154
Global Value Fund	$50,139,909	$4,685,918	$45,453,991
Overseas Core Fund	$28,681,011	$24,718,673	$3,962,338
Overseas Value Fund	$316,316,536	$11,094,996	$305,221,540
For Funds with fiscal period ending March 31
Short Term Bond Fund	$41,844,432	$9,766,099	$32,078,333
For Funds with fiscal period ending April 30
Bond Fund	$160,732,278	$72,714,348	$88,017,930
CA Intermediate Municipal Bond Fund	$13,766,125	$5,261,274	$8,504,851
Select Corporate Income Fund	$192,385,433	$40,285,729	$152,099,704
Short Duration Municipal Bond Fund	$24,468,193	$8,620,223	$15,847,970
Small Cap Value Discovery Fund	$5,221,344	$5,221,344	$0
Total Return Bond Fund	$561,012,343	$241,496,510	$319,515,833
U.S. Treasury Index Fund	$147,245,257	$12,875,915	$134,369,342
For Funds with fiscal period ending May 31
Adaptive Risk Allocation Fund	$404,536,897	$247,570,257	$156,966,640
Commodity Strategy Fund	$1,636,525	$1,148,208	$488,317
Flexible Capital Income Fund	$40,221,784	$40,221,784	$0
Statement of Additional Information – January 1, 2026

Fund	Total Capital Loss Carryovers	Amount not Expiring
		Short-term	Long-term
High Yield Bond Fund	$105,549,314	$16,487,853	$89,061,461
High Yield Municipal Fund	$60,603,352	$11,252,337	$49,351,015
Mortgage Opportunities Fund	$728,512,281	$415,274,387	$313,237,894
Multi Strategy Alternatives Fund	$79,767,872	$41,284,209	$38,483,663
Quality Income Fund	$276,391,830	$152,506,106	$123,885,724
For Funds with fiscal period ending July 31
Floating Rate Fund	$118,343,835	$14,492,034	$103,851,801
Income Opportunities Fund	$47,340,823	$5,942,766	$41,398,057
MN Tax-Exempt Fund	$41,757,067	$6,314,062	$35,443,005
OR Intermediate Municipal Bond Fund	$3,197,523	$203,478	$2,994,045
Select Short Corporate Income Fund	$51,933,292	$12,211,599	$39,721,693
Strategic Municipal Income Fund	$224,871,856	$98,491,535	$126,380,321
Total Return Municipal Income Fund	$207,804,642	$26,605,406	$181,199,236
Ultra Short Term Bond Fund	$1,854,387	$0	$1,854,387
For Funds with fiscal period ending August 31
Emerging Markets Bond Fund	$83,181,401	$14,493,383	$68,688,018
Greater China Fund	$22,591,141	$22,591,141	$0
MM Alternative Strategies Fund	$36,313,421	$1,230,032	$35,083,389
MM Total Return Bond Strategies Fund	$1,355,863,595	$634,403,818	$721,459,777
Multisector Bond SMA Completion Portfolio	$777,399	$777,399	$0
Overseas SMA Completion Portfolio	$417,614	$365,389	$52,225
Strategic Income Fund	$632,824,003	$99,605,047	$533,218,956
Ultra Short Duration Municipal Bond Fund	$2,975,840	$1,034,067	$1,941,773
For Funds with fiscal period ending October 31
Intermediate Duration Municipal Bond Fund	$39,434,371	$28,068,743	$11,365,628
MA Intermediate Municipal Bond Fund	$4,971,865	$0	$4,971,865
NY Intermediate Municipal Bond Fund	$3,094,707	$178,333	$2,916,374
Strategic CA Municipal Income Fund	$34,319,593	$17,344,737	$16,974,856
Strategic NY Municipal Income Fund	$8,614,703	$4,661,143	$3,953,560
Equalization Accounting
Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.
Taxation of Fund Investments
In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.
For U.S. federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), which is generally treated as interest for U.S. federal income tax purposes. If a Fund purchases a debt obligation with OID, which exceeds a de minimis amount, the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation, and depending on market conditions and the credit quality of the bond, might not ever receive cash for such discount. OID on
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tax-exempt bonds is generally not subject to U.S. federal income tax (but may be subject to the U.S. federal alternative minimum tax or "AMT," as that term is defined below). Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation.
Debt securities may be purchased by a Fund at a discount which exceeds the original issue discount remaining on the securities, if any, at the time a Fund purchased the securities. This additional discount represents market discount for U.S. federal income tax purposes. Generally, market discount is accrued on a daily basis. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount (other than a de minimis market discount), generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.
A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to include market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund, and depending on market conditions and the credit quality of the bond, might not ever be received. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund. In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.
If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as: (1) whether a Fund should recognize market discount on a debt obligation and, if so, (2) the amount of market discount the Fund should recognize, (3) when a Fund may cease to accrue interest, OID or market discount, (4) when and to what extent deductions may be taken for bad debts or worthless securities and (5) how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status and eligibility for treatment as a regulated investment company and does not become subject to U.S. federal income or excise tax.
Very generally, when a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond if the Fund elected to amortize bond premium. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable interest income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis and the tax-exempt interest available for exempt-interest dividends to shareholders by the amount of the amortized premium.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction, unless the option is subject to Section 1256 of the Code, described below. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining forty percent will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary income or loss as
Statement of Additional Information – January 1, 2026

described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.
Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryover and thus cannot be deducted by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.
If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar
Statement of Additional Information – January 1, 2026

consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that the Funds make distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.
In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the “wash sale” rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify for treatment as a regulated investment company that is accorded special tax treatment.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements and certain commodity-linked investments, are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives or commodity-linked transactions.
Certain of the Funds employ a multi-manager approach in which the Investment Manager and one or more investment subadvisers each provide day-to-day portfolio management for a portion (or “sleeve”) of the Fund’s assets. Due to this multi-manager approach, certain of these Funds’ investments may be more likely to be subject to one or more special tax rules (including, but not limited to, wash sale, constructive sale, short sale, and straddle rules) that may affect the timing, character and/or amount of a Fund’s distributions to shareholders.
Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction. Distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Currently, eligible non-corporate shareholders can claim the deduction for tax years beginning after December 31, 2017 and ending on or before December 31, 2025. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.
A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and U.S. Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under Tax-Exempt Shareholders below.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities)
Statement of Additional Information – January 1, 2026

subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or, in later periods, if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income. Subject to any future regulatory guidance to the contrary, any Fund distribution of income attributable to qualified publicly traded partnership income from a Fund’s investment in an MLP, will evidently not qualify for the deduction that could be available to a non-corporate shareholder were the shareholder to own such MLP directly.
As noted above, certain of the ETFs and MLPs in which a Fund may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a regulated investment company. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a Fund’s investment in that vehicle would be treated as an investment in a publicly traded partnership subject to taxation as a corporation, which would reduce the amount of income available for distribution by the vehicle to the Fund, and could adversely affect the Fund’s qualification for the asset diversification test, and thus could adversely affect the Fund’s ability to qualify as a regulated investment company for a particular year. In addition, as described above, the diversification requirement for regulated investment company qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year.
“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by a foreign corporation that, for its taxable year in which the dividend is paid or the preceding taxable year, is a PFIC will not be eligible to be treated as qualified dividend income, as defined below.
A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation or 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (CFC) provisions of the Code. Generally, a CFC is a foreign corporation that is owned (directly, indirectly, or constructively determined by reference to complex ownership attribution rules under the Code) more than 50% (measured by voting power or value) by U.S. Shareholders.
Statement of Additional Information – January 1, 2026

Each Subsidiary of each of Commodity Strategy Fund, MM Alternative Strategies Fund and Multi Strategy Alternatives Fund is expected to be a CFC in which the Fund owning the Subsidiary will be a U.S. Shareholder. Because the Fund is a U.S. Shareholder, such Fund will be required to include in gross income for U.S. federal income tax purposes all of a CFC’s “subpart F income,” whether or not such income is actually distributed by the CFC. Subpart F income generally includes net gains from the disposition of stocks or securities, receipts with respect to securities loans, net gains from transactions (including futures, forward, and similar transactions) in commodities, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to the Fund and thus will not be available to offset income or capital gain generated from the Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. The Subsidiary may be required to sell investments in order to make cash payments to the Fund, including at a time when it may be disadvantageous to do so. Please refer to the section entitled Taxation – The Subsidiary for further information.
In addition, if any income earned by a Subsidiary were treated as “effectively connected” with the conduct of a trade or business in the United States (effectively connected income or ECI), such income would be subject to both a so-called “branch profits tax” and a U.S. federal income tax at the rates applicable to U.S. corporations, at the entity level. If, for U.S. federal income tax purposes, a Subsidiary were to earn ECI in connection with its direct investment activities, a portion or all of the Subsidiary’s income would be subject to these U.S. taxes. The Funds that own one or more Subsidiaries expect that, in general, the activities of the Subsidiaries will be conducted in such a manner that they will not be treated as engaged in a U.S. trade or business, but there can be no assurance that the entity will not recognize any effectively connected income. The imposition of U.S. taxes on ECI could significantly reduce shareholders’ returns on their investments in a Fund owning a Subsidiary subject to such taxes. The Fund does not expect that income from any Subsidiary will be eligible to be treated as qualified dividend income. In addition, the Fund does not expect that distributions from any Subsidiary will be eligible for the dividends-received deduction.
A Fund may invest in co-investment funds and other investment vehicles that are classified as partnerships for U.S. federal income tax purposes (each, an Investment Fund). An entity that is classified as a partnership, rather than an association or publicly traded partnership taxable as a corporation, is not itself subject to federal income tax. Instead, each partner of the partnership must take into account its distributive share of the partnership’s income, gains, losses, deductions and credits (including all such items allocable to that partnership from investments in other partnerships) for each taxable year of the partnership ending with or within the partner’s taxable year, without regard to whether such partner has received or will receive corresponding cash distributions from the partnership. Accordingly, a Fund may be required to recognize items of taxable income and gain from an Investment Fund prior to the time that the Fund receives corresponding cash distributions from the Investment Fund. In such case, the Fund might have to borrow money or dispose of investments, including interests in other Investment Funds, including when it is disadvantageous to do so, in order for the Fund to make the distributions required in order to maintain its status as a RIC and to avoid the imposition of a federal income or excise tax.
In addition, the character of a partner’s distributive share of items of partnership income, gain and loss generally will be determined as if the partner had realized such items directly. Investments classified as partnerships for U.S. federal income tax purposes may therefore generate income allocable to a Fund that is not qualifying income for purposes of the 90% gross income requirement described above. In order to meet the 90% gross income requirement, a Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof.
In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.
Taxation of Distributions
Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a
Statement of Additional Information – January 1, 2026

shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.
For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends and qualified dividend income, each defined below) are generally taxable as ordinary income, and distributions of net gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly reported by a Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will report Capital Gain Dividends, if any, in written statements furnished to its shareholders. Certain events may require a Fund to sell significant amounts of appreciated securities, and make large Capital Gain Dividends relative to the Fund’s NAV. Such events may include large net shareholder redemptions, portfolio rebalancing or fund mergers. A Fund generally provides estimates of expected Capital Gain Dividends (if any) prior to the distribution on columbiathreadneedleus.com.
Regulations under Section 1061 of the Code provide special rules for certain capital gain dividends paid by regulated investment companies that are specifically designated by the regulated investment company for purposes of Section 1061. The Funds are not required to make such designations for purposes of Section 1061, and generally do not intend to make such designations.
Dividends reported by a Fund as qualified dividend income are generally taxed at long-term capital gain tax rates for individual shareholders. In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the Fund's shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s gross income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and reported as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.
The Code generally imposes a 3.8% net investment income tax on certain high-income individuals, trusts and estates. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.” For this purpose, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain recognized on the sale, redemption, exchange or other taxable disposition of Fund shares. Certain details of the implementation of the tax remain subject to future guidance. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
As described above, if the Fund invests in REITs, the Fund may report “section 199A dividends” treated as qualified REIT dividends in the hands of non-corporate shareholders, who are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations.
Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.
Sales and Exchanges of Fund Shares
Generally, if a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares, but it is not expected that any gain or loss will be realized in respect of shares of Government Money Market
Statement of Additional Information – January 1, 2026

Fund because of such Fund's policy to maintain its net asset value at a constant $1.00 per share. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.
If a shareholder incurs a sales charge in acquiring Fund shares and sells or exchanges those Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. This sales charge basis deferral rule shall apply only when a shareholder makes such new acquisition of Fund shares or shares of a different regulated investment company during the period beginning on the date the original Fund shares are disposed of and ending on January 31 of the calendar year following the calendar year the original Fund shares are disposed of. Subject to the discussion below regarding money market funds, if a shareholder realizes a loss on a disposition of Fund shares, the loss generally will be disallowed under the “wash sale” rules to the extent that he or she purchases (including through the reinvestment of dividends) substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If Fund shares are sold at a loss after being held for six months or less, the loss will generally be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares. However, this loss disallowance does not apply with respect to redemptions of Fund shares with a holding period beginning after December 22, 2010 if such Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends on at least a monthly basis (as would typically be the case for tax-exempt money market funds).
The IRS has issued regulations that permit a simplified method of accounting for gains and losses realized upon the disposition of shares of a money market fund. Very generally, rather than realizing gain or loss upon each redemption of a share, a shareholder using such method of accounting will recognize gain or loss with respect to the Government Money Market Fund's shares for a given computation period (the shareholder's taxable year or shorter period selected by the shareholder) equal to the value of all the Government Money Market Fund shares held by the shareholder on the last day of the computation period, less the value of all such Fund shares held by the shareholder on the last day of the preceding computation period, less the shareholder's net investment in such Fund (generally, purchases minus redemptions) made during the computation period. Additionally, the IRS has issued guidance providing that any loss realized on a sale of shares of the Government Money Market Fund will not be disallowed under the "wash sale" rules to the extent such Fund qualifies as a "money market fund" under the 1940 Act.
Cost Basis Reporting
Each Fund, other than Government Money Market Fund, (or the shareholder’s financial intermediary, if Fund shares are held through a financial intermediary) generally is required to report to shareholders and the IRS gross proceeds on the sale, redemption or exchange of Fund shares. In addition, for shares purchased, including shares purchased through dividend reinvestment, on or after January 1, 2012, the Funds (or the shareholder’s financial intermediary) generally are required to provide the shareholders and the IRS, upon the sale, redemption or exchange of Fund shares, with cost basis information about those shares as well as information about whether any gain or loss is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting is not required for Fund shares held in a retirement or other tax-advantaged account and is not required for shares of Government Money Market Fund. With respect to Fund shares in accounts held directly with a Fund, each Fund will calculate and report cost basis using the Fund’s default method of average cost, unless the shareholder instructs the Fund to use a different calculation method. A Fund will not report cost basis for shares whose cost basis is uncertain or unknown to the Fund. Please visit the Columbia Funds’ website at columbiathreadneedleus.com or contact the Funds at 800.345.6611 for more information regarding average cost basis reporting and other available methods for cost basis reporting and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If a shareholder retains Fund shares through a financial intermediary, he or she should contact such financial intermediary to learn about the Fund’s cost basis reporting default method and the reporting elections available to his or her account. The Funds do not recommend any particular method of determining cost basis. The shareholder should consult a tax advisor to determine which available cost basis method is best. When completing U.S. federal and state income tax returns, shareholders should carefully review the cost basis and other information provided and make any additional basis, holding period or other adjustments that may be required. Shareholders of Government Money Market Fund should keep records sufficient to determine gains and losses on their Fund shares.
Statement of Additional Information – January 1, 2026

Foreign Taxes
Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. In some cases, a Fund may also be eligible to pass through to its shareholders the foreign taxes paid by underlying funds (as defined below) in which it invests that themselves elected to pass through such taxes to their shareholders, see Special Tax Considerations Pertaining to Funds-of-Funds below.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders in written statements if it has elected for the foreign taxes paid by it to “pass through” for that year.
In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt accounts (including those who invest through IRAs or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.
If a taxpayer claims a foreign tax credit and the tax is later refunded, the taxpayer generally must notify the IRS, which redetermines the taxpayer’s U.S. income tax liability for the relevant years. The application of this rule to a Fund that has elected to pass through foreign tax credits to shareholders is not entirely clear. If a Fund receives a refund of foreign taxes paid in a prior year, the Fund may file amended income tax returns for the year or years in which such tax was paid, in which case shareholders during such year or years may owe additional tax, or, if eligible, the Fund may either (A) elect to apply the foreign tax netting approach described in Section 4 of Notice 2016-10 (or subsequently-issued regulations) with respect to such refund in the Fund’s current taxable year, or (B) request an IRS closing agreement with respect to the refund, as described in Section 5 of Notice 2016-10 (or subsequently-issued regulations). Very generally, if the foreign tax netting approach is used, the Fund would reduce the amount of foreign taxes reported to shareholders for the year in which the refund is received, thereby reducing the foreign tax credits passed through to shareholders for such year. If the Fund enters into an IRS closing agreement, the Fund generally will be required to pay a tax or other amount to the IRS in lieu of an amended tax return, and in satisfaction of any potential U.S. tax liability of Fund shareholders with respect to such refunded foreign tax. Therefore, this decision could affect the amount of foreign tax passed through to shareholders, and the amount of tax incurred by the Fund. The Fund is not required to distribute any foreign tax refunded.
Special Tax Considerations Pertaining to Tax-Exempt Funds
If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (each such qualifying Fund, a Tax-Exempt Fund). In some cases, a Fund may also be eligible to pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds (as defined below) in which it invests, see Special Tax Considerations Pertaining to Funds-of-Funds below.
Distributions by a Tax-Exempt Fund, other than those attributable to interest on the Tax-Exempt Fund’s tax-exempt obligations and properly reported as exempt-interest dividends, will be taxable to shareholders as ordinary income or long-term capital gain or, in some cases, could constitute a return of capital to shareholders. See Taxation of Distributions above. Each Tax-Exempt Fund will notify its shareholders in written statements of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the Tax-Exempt Fund’s income that was tax-exempt during the period covered by the distribution. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of
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such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long-term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).
Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, each state-specific Tax-Exempt Fund generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states).
You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund. Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (AMT). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.
Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.
A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Special Tax Considerations Pertaining to Funds-of-Funds
Certain Funds (each such fund, a Fund-of-Funds) invest their assets primarily in shares of other mutual funds, ETFs or other companies that are regulated investment companies (collectively, underlying funds). Consequently, their income and gains will normally consist primarily of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund-of-Funds will not be able to benefit from those losses until (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Fund-of-Funds recognizes its share of those losses (so as to offset distributions of capital gains from other underlying funds) when it disposes of shares of the underlying fund. Moreover, even when a Fund-of-Funds does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund-of-Funds will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).
In addition, in certain circumstances, the “wash sale” rules may apply to sales of underlying fund shares by a Fund-of-Funds. As discussed above, a wash sale occurs if shares of an underlying fund are sold by a Fund-of-Funds at a loss and the Fund-of-Funds acquires additional shares of that same underlying fund within the period beginning 30 days before and ending 30 days after the date of the sale. The rules could defer losses of a Fund-of-Funds on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.
As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that a Fund-of-Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Fund-of-Funds invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund-of-Funds (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction) will not necessarily be the same as it would have been had the Fund-of-Funds invested directly in the securities held by the underlying funds.
Depending on the percentage ownership of a Fund-of-Funds in an underlying fund before and after a redemption of underlying fund shares, the redemption of shares by the Fund-of-Funds of such underlying fund may cause the Fund-of-Funds to be treated as receiving a dividend in the full amount of the redemption proceeds instead of receiving a capital gain or loss on the
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redemption of shares of the underlying fund. This could be the case where a Fund-of-Funds holds a significant interest in an underlying fund that is not “publicly offered” (as defined in the Code) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund-of-Funds would affect the amount and character of income required to be distributed by both the Fund-of-Funds and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of a Fund-of-Funds to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying fund directly.
If a Fund-of-Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as “qualified dividend income,” as discussed below, then the Fund-of-Funds is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Fund-of-Funds meets the holding period and other requirements with respect to shares of the underlying fund. If a Fund-of-Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the Fund-of-Funds is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Fund-of-Funds meets the holding period and other requirements with respect to shares of the underlying fund.
If a Fund-of-Funds is a “qualified fund-of-funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year), it will be able to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any interest received on tax-exempt obligations in which it directly invests or any exempt-interest dividends it receives from underlying funds in which it invests. For further considerations pertaining to exempt-interest dividends, see Special Tax Considerations Pertaining to Tax-Exempt Funds above.
Further, if a Fund-of-Funds is a qualified fund-of-funds, it will be able to elect to pass through to its shareholders any foreign income and other similar taxes paid by the Fund-of-Funds or paid by an underlying fund in which the Fund-of-Funds invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund-of-Funds will be eligible to claim a tax credit or deduction for such taxes, subject to applicable limitations. However, even if a Fund-of-Funds qualifies to make the election for any year, it may determine not to do so. For further considerations pertaining to foreign taxes paid by a Fund, see Foreign Taxes above.
Finally, a Fund-of-Funds generally must look through its 20% voting interest in a corporation, including an underlying fund, to the underlying assets thereof for purposes of the diversification test; special rules potentially provide limited relief from the application of this rule where the Fund-of-Funds is a qualified fund-of-funds.
Backup Withholding
Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, a percentage of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. Proceeds from redemptions of Government Money Market Fund shares are not subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends (defined above). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties.
Tax-Deferred Plans
The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
Corporate Shareholders
Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. For information regarding eligibility for the dividends-received deduction of dividend income derived by an underlying fund in which a Fund-of-Funds invests, see Special Tax Considerations Pertaining to Funds-of-Funds above. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.
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As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.
Foreign Shareholders
For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Distributions by a Fund made to foreign shareholders that are not “U.S. persons” within the meaning of the Code properly reported by a Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, (3) interest-related dividends or (4) exempt-interest dividends, each as defined above or below, generally are not subject to withholding of U.S. federal income tax. In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation.
If a Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends, exempt-interest dividends, or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders (provided, in the case of exempt-interest dividends, that the Fund and the underlying RIC meet the requirements discussed in Special Tax Considerations Pertaining to Funds-of-Funds above).
A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as a short-term capital gain or interest-related dividend. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, exempt-interest dividends, and interest-related dividends (e.g., dividends attributable to foreign-source dividend and interest income, or to short-term capital gains or U.S. source interest income to which the exception from withholding description above does not apply) are generally subject to U.S. federal income tax withheld at a rate of 30% (or lower applicable treaty rate).
In general, a foreign shareholder is not subject to U.S. federal income tax and withholding on gains (and is not allowed a deduction for losses) realized on the disposition of shares of a Fund unless: (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of disposition and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (USRPIs) apply to the foreign shareholder’s sale of shares of the Fund (as described below).
Special rules apply if a Fund were a qualified investment entity (QIE) because it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below.
Generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other trade or business assets.
USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs, may be a USRPHC. Interests in: (i) domestically controlled QIEs, including REITs and RICs that are QIEs,
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(ii) not-greater-than 10% interests in publicly traded classes of stock in REITs, and (iii) not-greater-than-5% interests in publicly traded classes of stock in RICs, generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.
If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
Moreover, if a Fund were a USRPHC or, very generally, had been one in the last five years, it would be required to withhold on amounts distributed to a greater-than-5% foreign shareholder to the extent such amounts would not be treated as a dividend, i.e., are in excess of the Fund’s current and accumulated “earnings and profits” for the applicable tax year. Such withholding generally is not required if the Fund is a domestically controlled QIE.
If a Fund is a QIE, under a special “look through” rule, any distributions by the Fund to a greater-than-5% foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and will be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of a Fund. For purposes of this “look through” rule, beginning with the 2021 taxable year, the Fund is required to report Fund distributions attributable to USRPI from the Fund’s investments in REITs on forms 1099-DIV.
Foreign shareholders of a Fund may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations discussed above through the sale and repurchase of Fund shares.
Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.
Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisors in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.
A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.
Tax-Exempt Shareholders
Each Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. For tax years beginning after 2017, entities subject to UBTI are required to calculate UBTI separately for each unrelated trade or business, which may limit their ability to offset gains and losses from multiple unrelated trades or businesses.
It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs). Furthermore, any investment in residual interests of a collateralized mortgage obligation (CMO) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.
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In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.
Tax Shelter Reporting Regulations
Under U.S. Treasury Regulations, if a shareholder recognizes a loss of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
Other Reporting and Withholding Requirements
Sections 1471-1474 of the Code, and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, FATCA), generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an IGA) between the United States and a foreign government, as described more fully below. If a shareholder of a Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund is generally required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., exempt-interest dividends, short-term capital gain dividends and interest-related dividends).
Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides a Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (FFI) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed-compliant FFI,” or (iii) be covered by an applicable IGA between the United States and a non-U.S. government to implement FATCA and improve international tax compliance. In any of these cases, the investing FFI generally will be required to provide its Fund with appropriate identifiers, certifications or documentation concerning its status.
A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with applicable IGAs or other applicable law or regulation.
Prospective investors are urged to consult their tax advisors regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
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Special Tax Considerations Pertaining to State Tax-Exempt Municipal Bond Funds
The following summaries of certain tax considerations relating to the state municipal bond funds set forth below are only intended as general overviews of these tax considerations. They are not intended as detailed explanations of any state’s income tax treatment of any state municipal bond fund or its shareholders. You should consult your own tax advisor regarding the consequences of your investment in a state municipal bond fund.
California AMT Considerations
If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California (California Exempt Securities), then the regulated investment company should be qualified to make distributions that are exempt from California state individual income tax (California Exempt-interest Distributions). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. Territory obligations. Each of California Intermediate Municipal Bond Fund and Strategic California Municipal Income Fund intends to qualify under the above requirements so that it can pay California Exempt-interest Distributions.
Under the above requirements, within sixty days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions paid by the Fund that is exempt from California state individual income tax. The total amount of California Exempt-interest Distributions paid by the Fund with respect to any taxable year generally cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be disallowed as deductions under California state individual income tax law or federal income tax law as either expenses related to tax exempt income or amortizable bond premium.
Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of California Intermediate Municipal Bond Fund or Strategic California Municipal Income Fund is generally not deductible for California state individual income tax purposes if the Fund distributes California Exempt-interest Distributions during the shareholder’s taxable year.
The portion of any of the Fund’s distributions constituting California Exempt-interest Distributions should be excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the Fund’s distributions and as to their own California state tax situation, in general.
With respect to California’s alternative minimum tax (the CA AMT), the CA AMT, unlike the federal AMT, is imposed on corporations as well as other taxpayers. California continues to impose an alternative minimum tax on corporations. Furthermore, for taxpayers that are individuals, California’s exemption amounts and phase-out amounts differ from, and may be less favorable than, those that apply for federal AMT purposes through 2026. Therefore, the decision to allow the California Intermediate Municipal Bond Fund to invest up to 20% of net assets in securities whose income is subject to the federal AMT may increase certain investors’ exposure to CA AMT. Accordingly, potential investors in the Funds should consult their own tax advisors with respect to the application of the CA AMT to the receipt of the Fund’s distributions and as to their own California state tax situation, in general.
Massachusetts AMT Considerations
Massachusetts generally does not have an alternative minimum tax, although companies doing business in Massachusetts and subject to the corporation excise tax or the financial institution excise tax may be subject to a $456 minimum tax. The 2017 repeal of the federal corporate AMT does not affect the Massachusetts minimum tax on corporations.
Minnesota AMT Considerations
The portion of the Minnesota Tax-Exempt Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of Minnesota, its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities should be exempt from Minnesota personal income tax for shareholders of the Fund who are individuals, estates or trusts so long as the portion of the exempt-interest distributions from Minnesota that are paid equals or exceeds 95% of all exempt-interest dividends paid by the Fund. In addition, distributions with respect to interest derived from obligations of any authority, or commission of the United States should not be subject to the Minnesota personal income tax for shareholders who are individuals, estates or trusts. Distributions of income not attributable to distributions described in the preceding two sentences or capital gains may be subject to Minnesota personal income taxes. In addition, distributions to a corporation will generally be subject to the Minnesota income tax.
Statement of Additional Information – January 1, 2026

With respect to Minnesota’s alternative minimum tax (the MN AMT), the MN AMT, unlike the federal AMT, is imposed on corporations. Furthermore, for taxpayers that are individuals, Minnesota’s exemption amounts and phase-out amounts differ from, and may be less favorable than, those that apply for federal AMT purposes through 2026.
New York AMT Considerations
New York generally does not have an alternative minimum tax, although corporations doing business in New York may be subject to a fixed dollar minimum tax of up to $200,000. The 2017 repeal of the federal corporate AMT does not affect the New York fixed dollar minimum tax on corporations.
Oregon AMT Considerations
Oregon generally does not have an alternative minimum tax, although corporations doing business in Oregon and subject to the corporation income tax may be subject to a minimum tax of up to $100,000. The 2017 repeal of the federal corporate AMT does not affect the Oregon minimum tax on corporations.
The Subsidiary
Each of Commodity Strategy Fund, MM Alternative Strategies Fund and Multi Strategy Alternatives Fund (for purposes of this section, the Fund) intends to invest a portion of its assets in one or more Subsidiaries, each of which will be classified as a corporation for U.S. federal tax purposes. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income tax unless it is deemed to be engaged in a United States trade or business. The Subsidiary intends to conduct its activities in a manner that is expected to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities for its own account without being deemed to be engaged in a United States trade or business. However, if certain of the Subsidiary’s activities were deemed not to be of the type described in the safe harbor, the activities of the Subsidiary might constitute a United States trade or business.
Even if the Subsidiary is not engaged in a United States trade or business, it will potentially be subject to a U.S. withholding tax at a rate of 30% on all or a portion of its United States source gross income that is not effectively connected with a United States trade or business.
The Subsidiary will be treated as a “controlled foreign corporation” for U.S. federal tax purposes. The Fund will be treated as a “U.S. Shareholder” of the Subsidiary. As a result, the Fund will be required to include in its gross income all of the Subsidiary’s “subpart F income.” It is expected that all of the Subsidiary’s income will be “subpart F income.” “Subpart F income” is generally treated as ordinary income. Under U.S. Treasury Regulations, the annual net income, if any, realized by the Subsidiary and treated as received by the Fund for U.S. federal income tax purposes will constitute qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Code either to the extent such net income is currently and timely repatriated to the Fund or if such income is treated as received in connection with the Fund’s investments in stocks and securities. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund and generally is not permitted to be carried forward to offset income of the Subsidiary in future years. The recognition by the Fund of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will not be taxable to the extent of its previously undistributed “subpart F income,” and will reduce the Fund’s tax basis in the Subsidiary.
In order to qualify for the special tax treatment accorded to regulated investment companies under the Code, the Fund must satisfy the 90% gross income requirement and the asset diversification requirement. These requirements are not applicable to the Subsidiary. For purposes of the asset diversification requirement, the Fund will limit its investment in the Subsidiary in the aggregate to 25% or less of the Fund's total assets as of the end of every quarter of its taxable year; the asset diversification requirement applies to the Fund's interest in the Subsidiary but not to the Subsidiary's investments.
Statement of Additional Information – January 1, 2026

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Management Ownership
As of November 30, 2025, the Trustees and Officers of the Trusts, as a group, beneficially owned less than 1% of each class of shares of each Fund, except as set forth in the table below. The table shown below does not include notional investments under the Deferred Compensation Plan in respect of which the Trustee does not have the right to vote.
Fund	Class	Percentage of Class Beneficially Owned
Adaptive Risk Allocation Fund	Class Inst2	2.31%
Contrarian Core Fund	Class Inst2	1.04%
Emerging Markets Fund	Class Inst2	2.19%
Flexible Capital Income Fund	Class Inst2	2.75%
Floating Rate Fund	Class Inst2	1.57%
Overseas Core Fund	Class Inst2	32.06%
Select Large Cap Growth Fund	Class Inst2	4.69%
Select Large Cap Value Fund	Class Inst2	2.94%
Select Mid Cap Value Fund	Class Inst2	2.98%
Principal Shareholders and Control Persons
The tables below identify the names, address and ownership percentage of each person who owns of record or is known by the Trusts to own beneficially 5% or more of any class of a Fund’s outstanding shares (Principal Holders) or 25% or more of a Fund’s outstanding shares (Control Persons). A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders. Additional information about Control Persons, if any, is provided following the tables. The information provided for each Fund is as of a date no more than 30 days prior to the date of filing a post-effective amendment to the applicable Trust’s registration statement with respect to such Fund. No information is provided with respect to MM Large Cap Growth Strategies Fund because the Fund commenced operations on June 2, 2025, and shares of the Fund were not publicly available until such date.
The information provided for each Fund is as of the date indicated in the table below, and certain share classes may have changed since such date as follows. Note that the table below may include one or more share classes of a Fund that were offered as of the applicable date but have since been liquidated or combined into another share class. See the prospectus for share classes that are currently being offered by a Fund. The former Advisor Class shares are noted as Class Adv in the table below.
Funds with Fiscal Period Ending January 31:
Except as otherwise indicated, the information below is as of April 30, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Capital Allocation Aggressive Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	75.99%	70.29%
		Class C	83.96%
		Class Inst	11.84%
	ASCENSUS TRUST CO FBO CROSSPURPOSE 403B PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	15.10%	N/A
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS ATTN NPIO TRADE DESK OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	5.94%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	5.40%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC ASPIRE- INVESTLINK 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	8.20%	N/A
	MATRIX TRUST COMPANY CUST FBO SELDEN FOX LTD 401(K) PROFIT SHAR PO BOX 52129 PHOENIX AZ 85072-2129	Class Inst	41.45%	N/A
	MATRIX TRUST COMPANY CUST FBO SMOKETOWN HELICOPTERS LLC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	36.55%	N/A
	MATRIX TRUST COMPANY CUST FBO FINANCIAL CENTER FIRST CREDIT UNION 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Inst3	73.57%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	8.30%	N/A
		Class Inst	23.57%
	MID ATLANTIC TRUST COMPANY FBO CURTIS PRODUCTS, INC. 401(K) PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Inst3	10.71%	N/A
	MID ATLANTIC TRUST COMPANY FBO SMITTYS AUTO PAINTS OF HEMET I 401(K) 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	22.48%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class R	12.08%	N/A
Capital Allocation Conservative Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	78.58%	74.17%
		Class C	79.46%
		Class Inst	23.41%
	MATRIX TRUST COMPANY CUST FBO SELDEN FOX LTD 401(K) PROFIT SHAR PO BOX 52129 PHOENIX AZ 85072-2129	Class Inst	10.35%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst	30.97%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	10.81%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	5.52%	N/A
Capital Allocation Moderate Aggressive Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	59.74%	56.75%
		Class C	89.75%
		Class Inst	8.45%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	ASCENSUS TRUST CO FBO THOMAS REIN, ATTORNEY & AMP; COUNSEL PO BOX 10758 FARGO ND 58106-0758	Class R	13.70%	N/A
	ASCENSUS TRUST CO FBO VAL-PAK OF VIRGINIA INC PS PLAN PO BOX 10758 FARGO ND 58106-0758	Class Inst3	6.80%	N/A
	AUL AMERICAN GROUP RETIREMENT ANNUITY ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	Class Inst3	6.73%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class S	52.98%	N/A
	CHARLES SCHWAB BANK CUST WOODRIDGE CLINIC SC PS & 401K PLAN 2423 E LINCOLN DR PHOENIX AZ 85016-1215	Class R	25.12%	N/A
	MATRIX TRUST COMPANY CUST FBO HOFFMAN PLANNING DESIGN & CONSTRUCT PO BOX 52129 PHOENIX AZ 85072-2129	Class Inst	14.14%	N/A
	MATRIX TRUST COMPANY CUST FBO JAFFE TILCHIN WEALTH MANAGEMENT 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Inst3	45.42%	N/A
	MATRIX TRUST COMPANY CUST FBO KANSAS CITY AVIATION CENTER INC PO BOX 52129 PHOENIX AZ 85072-2129	Class R	49.25%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	11.25%	N/A
		Class Inst	15.63%
		Class Inst3	16.91%
	MID ATLANTIC TRUST COMPANY FBO CURTIS PRODUCTS, INC. 401(K) PLAN 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Inst3	9.82%	N/A
	NAIDOT & CO FBO ISABELLE D STILLMAN REV TRUST C/O BESSEMER TRUST CO 100 WOODBRIDGE CENTER DR WOODBRIDGE NJ 07095-1162	Class Inst3	6.82%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class R	9.90%	N/A
		Class S	39.78%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	7.24%	N/A
Capital Allocation Moderate Conservative Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	82.46%	79.88%
		Class C	83.49%
		Class Inst	20.06%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	ASCENSUS TRUST CO FBO COMPANION ANIMAL HOSPITAL OF INDIAN PO BOX 10758 FARGO ND 58106-0758	Class R	84.85%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst	10.56%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	9.89%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	5.61%	N/A
		Class Inst	9.06%
	MID ATLANTIC TRUST COMPANY FBO NAMSUNG AMERICA INC 401(K) PROFIT S 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	7.27%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	9.76%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	8.17%	N/A
	UMB BANK NA WHITE PLAINS ROOFING & SIDING INC JAMES J CLARK 2 BERKSHIRE DR BALLSTON SPA NY 12020-2496	Class Inst	5.57%	N/A
Capital Allocation Moderate Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	87.60%	85.38%
		Class C	88.97%
		Class Inst	33.17%
	AUL AMERICAN GROUP RETIREMENT ANNUITY ATTN SEPARATE ACCOUNTS PO BOX 368 INDIANAPOLIS IN 46206-0368	Class Inst3	11.00%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	6.39%	N/A
	MATRIX TRUST COMPANY CUST FBO BADLANDS CONSULTING LLC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Inst	30.54%	N/A
	MATRIX TRUST COMPANY CUST FBO PHX-ONEAMERICA (WI OFFICE) PO BOX 52129 PHOENIX AZ 85072-2129	Class Inst3	27.46%	N/A
	MATRIX TRUST COMPANY AGENT FOR TRP RPS RECORDKEEPER FBO FBO TRIFECTA RESEARCH GROUP 33 COXE AVE UNIT 1016 ASHEVILLE NC 28802-0285	Class Inst3	8.56%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MID ATLANTIC TRUST COMPANY FBO INFRASTRUCTURE PROSPERITY GROUP EMP 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Inst3	44.95%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	13.52%	N/A
Income Builder Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	74.85%	66.52%
		Class C	60.24%
		Class Inst	54.70%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	18.96%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	70.25%	N/A
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst3	7.02%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	7.02%	N/A
		Class Inst	7.23%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class Inst	8.30%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class C	5.56%	N/A
		Class Inst2	51.15%
		Class Inst3	6.84%
	NATIONWIDE TRUST COMPANY/FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class Inst2	5.95%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	20.74%	N/A
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	93.93%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	8.70%	N/A
		Class Inst	11.17%
Funds with Fiscal Period Ending February 28/29:
Except as otherwise indicated, the information below is as of May 31, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Convertible Securities Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	20.06%	N/A
		Class C	26.26%
		Class Inst	31.42%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	5.59%	N/A
		Class Inst2	45.35%
		Class S	59.54%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	16.60%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	26.50%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	6.57%	N/A
		Class Inst	6.51%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	31.90%	N/A
		Class C	5.53%
		Class Inst	6.17%
		Class Inst3	31.19%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	9.25%	N/A
		Class Inst	15.45%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	8.19%	N/A
		Class Inst	5.05%
		Class Inst2	42.14%
		Class Inst3	12.71%
		Class S	33.64%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst	7.34%	N/A
		Class S	6.21%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	17.27%	N/A
		Class Inst	7.50%
	SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst2	5.63%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	6.65%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.35%	N/A
		Class C	18.07%
Cornerstone Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	12.31%	N/A
		Class C	41.20%
		Class Inst	20.24%
	ASCENSUS TRUST CO FBO THE ASCENSUS LLC 401(K) SAVINGS P PO BOX 10758 FARGO ND 58106-0758	Class Inst3	5.16%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC & REINVEST ACCOUNT ATTN MUTUAL FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	82.93%	N/A
		Class S	74.01%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	34.11%(a)
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN FS CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	12.55%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	30.79%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	30.09%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	14.58%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	10.62%	N/A
		Class Inst	34.58%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	53.77%	N/A
		Class Inst	6.97%
		Class Inst3	7.33%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.94%	N/A
		Class S	21.68%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	5.99%	N/A
		Class Inst2	13.91%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	10.59%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	24.71%	N/A
Global Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	47.12%	39.65%
		Class C	28.83%
		Class Inst	20.27%
	ASCENSUS TRUST CO FBO CALIBRE INTERNATIONAL LLC 401(K) PO BOX 10758 FARGO ND 58106-0758	Class Inst2	9.57%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC CUSTODY ACCOUNT FOR BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	16.18%	N/A
		Class S	71.65%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	49.87%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	6.02%	N/A
	JOHN HANCOCK LIFE INS CO USA 601 CONGRESS ST ST4 TRADING OPS BOSTON MA 02210-2804	Class Inst2	26.54%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	16.65%	N/A
	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	Class Inst3	8.73%	N/A
		Class R	28.34%
	MATRIX TRUST COMPANY CUST. FBO LEMCO PRECISION 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.75%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FBO TIMOTHY J CUSACK IRA 1300 MERRILL LYNCH DR PENNING TON NJ 08534-4124	Class A	5.89%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst	8.82%	N/A
	MID ATLANTIC TRUST COMPANY FBO FIRST PRIORITY INC 401(K) PROFIT SH 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Inst3	12.23%	N/A
	MID ATLANTIC TRUST COMPANY FBO KINGS COUNTRY CLUB 401(K) PROFIT SH 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	5.65%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.16%	N/A
		Class Inst2	20.46%
		Class S	23.86%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	6.01%	N/A
		Class Inst2	5.90%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	5.87%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	Class R	19.93%	N/A
	THE HARTFORD 1 HARTFORD PLZ HARTFORD CT 06155-0001	Class Inst3	5.84%	N/A
		Class R	10.36%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	15.03%	N/A
Large Cap Enhanced Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	29.56%	N/A
		Class Inst	12.57%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class S	13.24%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	26.83%(a)
	EMPOWER TRUST FBO EMPOWER BENEFIT CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst3	7.59%	N/A
	JPMCB NA CUST FOR COLUMBIA THERMOSTAT FUND 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	44.31%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	16.45%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	25.45%	N/A
		Class Inst	17.83%
		Class Inst3	20.97%
	MID ATLANTIC TRUST COMPANY FBO FIRST PRIORITY INC 401(K) PROFIT SH 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	78.78%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	8.15%	N/A
		Class Inst	13.22%
		Class S	47.28%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	38.95%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	5.91%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Inst	5.88%	N/A
Large Cap Growth Opportunity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	6.38%	N/A
		Class Inst	11.15%
	ASCENSUS TRUST CO FBO GARY CEDER & ASSOCIATES, INC 401(K PO BOX 10758 FARGO ND 58106-0758	Class Inst3	14.01%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	5.22%	N/A
		Class Inst2	52.25%
		Class S	42.06%
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	24.24%	N/A
	FIIOC FBO CHARTER MANAGEMENT COMPANY INC 401K & PS PL 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class Inst2	13.10%	N/A
	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	29.19%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	7.42%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	5.99%	N/A
		Class Inst	10.87%
	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	Class R	5.58%	N/A
	MATRIX TRUST COMPANY CUST. FBO NEW CANEY MUNICIPAL UTILITY DISTRIC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	20.09%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	30.22%	26.29%
		Class Inst	18.66%
	MID ATLANTIC TRUST COMPANY FBO LITTS HARDWARE & PLUMBING INC 401(K) 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	8.67%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	8.21%	N/A
		Class Inst	8.77%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	8.61%	N/A
		Class Inst2	22.81%
		Class Inst3	19.60%
		Class S	42.62%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	9.16%	N/A
		Class Inst3	57.03%
		Class S	14.56%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	9.76%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	14.24%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.63%	N/A
		Class Inst	7.74%
Large Cap Index Fund	ASCENSUS TRUST CO FBO FINCH INVESTMENT GROUP LLC 401(K) P PO BOX 10758 FARGO ND 58106-0758	Class Inst2	9.14%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	18.23%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	30.84%(a)
	EMPOWER TRUST FBO CULLEN AND DYKMAN SAVINGS PLAN II 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class Inst2	8.48%	N/A
	EMPOWER TRUST FBO EMPLOYEE BENEFIT CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class A	13.93%	N/A
		Class Inst	7.03%
		Class Inst2	14.71%
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN FS CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	38.92%	N/A
	JPMCB NA CUST FOR COLUMBIA THERMOSTAT FUND 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	37.73%	N/A
	LINCOLN RETIREMENT SERVICES CO FBO PO BOX 7876 FORT WAYNE IN 46801-7876	Class A	7.56%	N/A
	MATRIX TRUST COMPANY CUST. FBO WANZL NORTH AMERICA DCP 717 17TH ST STE 1300 DENVER CO 80202-3304	Class A	8.11%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	9.95%	N/A
		Class Inst3	53.60%
	MID ATLANTIC TRUST COMPANY FBO OOSTERBAAN SCAFFOLDING COMPANY 401(k) 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class A	5.37%	N/A
	MID ATLANTIC TRUST COMPANY FBO ALPINE ORTHOPAEDIC MEDICAL GROUP I 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Inst	8.21%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	5.49%	N/A
		Class Inst2	10.29%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	5.31%	N/A
	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	Class Inst2	13.27%	N/A
Mid Cap Index Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	5.30%	N/A
		Class Inst	5.95%
	C/O MUTUAL FUND TRADING EMPOWER TRUST COMPANY LLC TTEE F RECORDKEEPING VARIOUS BENEFIT PL NY 8525 E ORCHARD RD GREENWOOD VLG CO 80111-5002	Class Inst2	12.42%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class A	10.61%	N/A
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K – FG 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst3	6.07%	N/A
	FIIOC FBO SUPER DUPER INC 401K PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class A	6.34%	N/A
	FIIOC FISCHBACH USA 401(K) PS PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class Inst2	5.02%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN FS CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	43.17%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	29.75%	N/A
		Class Inst2	31.60%
		Class Inst3	70.51%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	5.24%	N/A
	STANDARD INSURANCE COMPANY 1100 SW 6TH AVE ATTN: SEP ACCT PORTLAND OR 97204-1093	Class Inst2	5.51%	N/A
	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	Class Inst	7.75%	N/A
		Class Inst2	8.49%
		Class Inst3	6.11%
Overseas Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	74.45%	N/A
		Class Inst	11.44%
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	Class Inst2	79.74%	N/A
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	76.45%(a)
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN FS CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	56.56%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	33.52%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	36.83%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	5.15%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	20.25%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	6.84%	N/A
		Class Inst	31.15%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	20.26%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Overseas Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	54.71%	N/A
		Class C	20.15%
		Class Inst	11.95%
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	79.92%	N/A
		Class S	42.85%
	EMPOWER TRUST COMPANY LLC TTEE F RETIREMENT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst	9.07%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	8.85%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	7.52%	N/A
		Class Inst	15.65%
	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	Class R	11.03%	N/A
	MID ATLANTIC TRUST COMPANY FBO TEXAS SOUTHMOST COLLEGE TSA 403(B) 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class C	5.08%	N/A
	MID ATLANTIC TRUST COMPANY FBO AG RX 401(K) PROFIT SHARING PLAN & 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	5.81%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	15.30%	N/A
		Class Inst	9.21%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	6.76%	N/A
		Class Inst	7.52%
		Class Inst2	13.13%
		Class Inst3	10.56%
		Class R	5.61%
		Class S	52.60%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	10.92%	N/A
		Class Inst	16.30%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class A	8.18%	N/A
		Class C	16.62%
	SEI PRIVATE TRUST COMPANY C/O TIAA-SWP 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst3	54.99%	N/A
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R	13.48%	N/A
	THE HARTFORD 1 HARTFORD PLZ HARTFORD CT 06155-0001	Class R	42.67%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	15.61%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	10.68%	N/A
Select Mid Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	42.95%	N/A
		Class C	37.04%
		Class Inst	8.69%
	ASCENSUS TRUST CO FBO CPM 401(K) PO BOX 10758 FARGO ND 58106-0758	Class C	6.09%	N/A
	CHAIR OF THE BRD OF TRUSTEES OF TN CONSLDTD RET SYS & THE COMM OF FINA C/O FASCORE LLC FBO STATE OF TENNESSEE 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst	10.71%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	47.88%	N/A
		Class S	58.48%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	5.53%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	6.06%	N/A
		Class Inst3	41.21%
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst	7.67%	N/A
		Class R	16.15%
	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	20.85%	N/A
	LINCOLN RETIREMENT SERVICES CO FBO PO BOX 7876 FORT WAYNE IN 46801-7876	Class S	8.96%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.63%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst2	11.18%	N/A
		Class Inst3	9.45%
	MG TRUST COMPANY CUST. FBO MEDIATE MANAGEMENT COMPANY, INC. 40 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	6.60%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	16.28%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.83%	N/A
		Class Inst2	12.16%
		Class Inst3	9.74%
		Class S	25.45%
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	22.17%	N/A
	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	Class Inst	10.71%	N/A
	VOYA RETIREMENT INSURANCE & ANNUITY COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	Class Inst3	9.11%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	10.56%	N/A
Small Cap Index Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	31.55%	N/A
		Class Inst	7.11%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND DEPARTMENT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	7.22%	N/A
		Class Inst2	7.62%
	EMPOWER TRUST COMPANY LLC TTEE F RECORDKEEPING FOR LARGE BENEFIT PL 8525 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst2	10.26%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class A	6.71%	N/A
		Class Inst3	8.27%
	FIIOC FBO NADDIF ENTERPRISES INC 401K PLAN 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class Inst2	7.73%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN FS CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	17.17%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	14.72%	N/A
		Class Inst2	8.74%
		Class Inst3	64.68%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.68%	N/A
		Class Inst	9.50%
		Class Inst2	24.16%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	12.12%	N/A
	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	Class Inst2	5.43%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Inst	5.91%	N/A
Small Cap Value and Inflection Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	19.89%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	39.69%	N/A
		Class S	36.24%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class A	5.67%	N/A
		Class Inst3	12.42%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	9.38%	N/A
		Class Inst3	14.34%
	EMPOWER TRUST FBO 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class A	10.25%	N/A
		Class Inst	27.76%
		Class Inst2	5.08%
		Class Inst3	9.05%
		Class R	15.52%
	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	18.16%	N/A
	LINCOLN RETIREMENT SERVICES CO FBO PO BOX 7876 FORT WAYNE IN 46801-7876	Class S	5.26%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	13.43%	N/A
	MATRIX TRUST COMPANY CUST. FBO LEMCO PRECISION 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	16.69%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	15.41%	N/A
		Class Inst	15.21%
		Class Inst3	7.37%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	7.15%	27.80%
		Class Inst	15.50%
		Class Inst2	31.35%
		Class Inst3	30.48%
		Class R	8.67%
		Class S	55.86%
	PRINCIPAL BANK FBO CITY OF HOUSTON DEFERRED COMPENSATI TRUST 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst	8.00%	N/A
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	18.07%	N/A
	VANGUARD FDUCIARY TRUST CO PO BOX 2600 ATTN: OUTSIDE FUNDS VALLEY FORGE PA 19482-2600	Class Inst3	5.69%	N/A
	VRSCO FBO VTC CUST TTEE FBO TEXAS A&M UNIVERSITY 2727A ALLEN PKWY # 4-D1 HOUSTON TX 77019-2107	Class Inst2	10.95%	N/A
Funds with Fiscal Period Ending March 31:
Except as otherwise indicated, the information below is as of June 30, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
MM Growth Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class Inst	99.99%	99.99%
Select Large Cap Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	31.45%	N/A
		Class Inst	10.96%
	ASCENSUS TRUST COMPANY FBO RELIANCE SOLUTIONS 401(K) SAVINGS PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	17.90%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	78.64%	N/A
		Class S	47.82%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	17.89%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	52.42%	N/A
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	42.45%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC ULTRASONIC SYSTEMS 401(K) SAVINGS PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class A	6.02%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF IT CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class A	12.82%	N/A
		Class Inst	11.25%
		Class Inst3	31.34%
	MID ATLANTIC TRUST COMPANY FBO ZUCKER & BENNETT P C 401(K) PROFIT 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	5.09%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	11.98%	N/A
		Class Inst	33.60%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.40%	N/A
		Class Inst2	10.23%
		Class S	40.10%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	Class R	8.22%	N/A
	NATIONWIDE TRUST COMPANY FSB FBO PARTICIPATING RETIREMENT PLANS NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class Inst2	8.26%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	10.60%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	6.97%	N/A
	RELIANCE TRUST CO FBO DEUTSCHE BANK CR PO BOX 570788 ATLANTA GA 30357-3114	Class Inst3	6.36%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	6.90%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.26%	N/A
		Class Inst	6.46%
Short Term Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	47.09%	28.44%
		Class C	33.60%
		Class Inst	36.13%
	ASCENSUS TRUST COMPANY FBO HARTZELL & ASSOCIATES INC 401(K) PO BOX 10758 FARGO ND 58106-0758	Class C	8.05%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	50.78%	N/A
		Class S	50.86%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	24.69%	N/A
		Class Inst3	13.65%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	19.49%	N/A
		Class Inst	14.32%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMERS 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst	10.06%	N/A
		Class Inst3	37.81%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	6.40%	N/A
		Class Inst2	28.93%
		Class S	45.08%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	14.25%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	5.72%	N/A
	SEI PRIVATE TRUST COMPANY C/O GWP US ADVISORS 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst3	38.38%	N/A
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class C	9.78%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	17.25%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	14.73%	N/A
		Class Inst	5.35%
Funds with Fiscal Period Ending April 30:
Except as otherwise indicated, the information below is as of July 31, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	38.33%	N/A
		Class Inst	49.74%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class S	67.12%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	30.48%(a)
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	20.17%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	18.14%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	6.64%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	16.57%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	6.06%	N/A
		Class Inst	13.41%
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	10.94%	38.49%
		Class Inst	6.93%
		Class Inst3	49.70%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.78%	N/A
		Class Inst2	96.78%
		Class S	24.52%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	7.14%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Inst	11.02%	N/A
CA Intermediate Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	51.43%	29.96%
		Class Inst	49.53%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	97.64%	N/A
		Class S	51.53%
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	47.59%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	8.14%	N/A
		Class Inst	5.52%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	7.77%	N/A
		Class Inst	5.31%
		Class Inst3	47.72%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class Inst	7.73%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class S	19.51%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst	6.31%	N/A
	RELIANCE TRUST CO FBO CITIZENS BUSINESS BANK NONEB CC PO BOX 570788 ATLANTA GA 30357-3114	Class S	26.55%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	9.33%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	13.50%	N/A
		Class Inst	5.64%
MM Directional Alternative Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class Inst	100.00%	100.00%
Select Corporate Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	41.53%	N/A
		Class Inst	41.06%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	11.62%	N/A
		Class Inst2	85.03%
		Class S	33.29%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	37.37%(a)
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	9.72%	N/A
		Class Inst3	5.60%
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	6.55%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	12.14%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	10.74%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	6.41%	N/A
	JPMCB NA CUST FOR COLUMBIA THERMOSTAT FUND 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	21.66%	N/A
	JPMCB NA CUST FOR SOUTH CAROLINA 529 PLAN COLUMBIA 529 20% EQUITY PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	28.12%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	10.07%	N/A
	MAC & CO ATTN MUTUAL FUND OPERATIONS 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502	Class Inst3	10.87%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class Inst3	10.45%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	9.84%	N/A
		Class Inst2	8.97%
		Class S	54.99%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	Class S	7.36%	N/A
Short Duration Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	33.71%	N/A
		Class Inst	13.97%
	SEI PRIVATE TRUST COMPANY C/O TRUIST ID 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst3	13.68%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst	12.66%	N/A
		Class S	62.02%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	26.57%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	37.93%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MARIL & CO FBO JH C/O RELIANCE TRUST COMPANY WI MAILCODE: BD1N – ATTN MF 4900 W BROWN DEER RD MILWAUKEE WI 53223-2422	Class Inst2	48.20%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF IT CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class A	6.06%	34.16%
		Class Inst3	80.38%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	5.57%	N/A
		Class Inst2	38.69%
		Class S	35.31%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	6.68%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	7.42%	N/A
		Class Inst	13.09%
Small Cap Value Discovery Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	18.05%	N/A
		Class C	22.85%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	7.03%	N/A
		Class Inst2	18.89%
		Class S	34.74%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS ATTN NPIO TRADE DESK OMNIBUS 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	5.26%	N/A
	EMPOWER TRUST FBO GREENE COUNTY GENERAL HOSPITAL PHYSICIANS RETIREMENT PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst3	12.70%	N/A
		Class R	48.65%
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	11.78%	N/A
	LINCOLN RETIREMENT SERVICES CO FBO CITY OF RAHWAY PO BOX 7876 FORT WAYNE IN 46801-7876	Class S	22.25%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	5.19%	N/A
		Class C	16.42%
		Class Inst	39.84%
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC ASPIRE- INVESTLINK 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	13.74%	N/A
	MATRIX TRUST COMPANY CUST FBO LUMINARY LOGISTICS SOLUTIONS LLC 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	22.94%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH FBO TIMOTHY J CUSACK IRA 1300 MERRILL LYNCH DR PENNINGTON NJ 08534-4124	Class A	12.47%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class C	9.01%	N/A
		Class Inst	27.13%
		Class Inst3	40.33%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	7.17%	N/A
		Class Inst	11.89%
		Class Inst2	25.09%
		Class Inst3	6.33%
		Class S	34.05%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	19.21%	N/A
		Class R	8.40%
		Class S	8.42%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	26.18%	N/A
	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	Class Inst2	22.07%	N/A
	WELLS FARGO BANK NA TRUSTEE FBO NEW JERSEY TRANSIT PLANS C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst2	11.47%	N/A
Total Return Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	77.91%	31.30%
		Class C	59.89%
		Class Inst	28.89%
	ASCENSUS TRUST COMPANY FBO STUDIOPOLIS INC 401(K) P/S PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	19.73%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	27.97%	N/A
		Class S	60.65%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	7.35%	N/A
	EMPOWER TRUST COMPANY LLC FBO PLAN PREMIER RTMT PLANS OMNIBUS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	11.93%	N/A
	JPMCB NA CUST FOR COLUMBIA THERMOSTAT FUND 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	47.57%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR SOUTH CAROLINA 529 PLAN COLUMBIA 529 20% EQUITY PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	16.69%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	13.50%	N/A
	MATRIX TRUST COMPANY CUST FBO SAUGET SANITARY DEVELOPMENT AND RES 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Inst2	8.87%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	Class Inst3	29.96%	N/A
	MID ATLANTIC TRUST COMPANY FBO GALLAGHER FIRE EQUIPMENT CO 401(K) 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	12.70%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	15.05%	N/A
		Class Inst	6.94%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	12.47%	N/A
		Class Inst2	29.28%
		Class R	30.63%
		Class S	18.87%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	26.28%	N/A
		Class R	5.91%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	Class Inst	6.18%	N/A
	RELIANCE TRUST CO FBO DEUTSCHE BANK RR PO BOX 570788 ATLANTA GA 30357-3114	Class S	8.95%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	6.58%	N/A
U.S. Treasury Index Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class Inst	8.99%	N/A
	FIRST NATIONAL BANK OF HUNTSVILLE CASH – MANAGED 1300 11TH ST HUNTSVILLE TX 77340-3802	Class A	9.35%	N/A
	CBNA AS CUSTODIAN FBO KIDZ MEDICAL SERVICES INC 401(K) 6 RHOADS DR STE 7 UTICA NY 13502-6317	Class Inst2	6.85%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	22.33%	N/A
		Class Inst2	17.83%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	79.82%(a)
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class A	5.59%	N/A
	ESSA BANK AND TRUST 744 MAIN ST STE 1 STROUDSBURG PA 18360-2268	Class A	7.14%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	6.44%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	5.65%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	14.22%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	10.64%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	17.37%	N/A
	JPMCB NA CUST FOR COLUMBIA THERMOSTAT FUND 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	43.52%	N/A
	JPMCB NA CUST FOR SOUTH CAROLINA 529 PLAN COLUMBIA 529 20% EQUITY PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	75.88%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class A	22.33%	N/A
		Class Inst2	41.09%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	23.97%	N/A
	WRIGHT – FALCON INTERNATIONAL BANK FALCON INTERNATIONAL BANK 19230 STONE OAK PARKWAY SAN ANTONIO TX 78258-3282	Class A	6.58%	N/A
Statement of Additional Information – January 1, 2026

Funds with Fiscal Period Ending May 31:
Except as otherwise indicated, the information below is as of August 31, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Adaptive Risk Allocation Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	74.99%	84.73%
		Class C	43.19%
		Class Inst	89.16%
	CAPINCO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	Class Inst3	99.12%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	22.78%	N/A
		Class S	50.88%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	5.76%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	6.59%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	42.58%	N/A
		Class S	30.63%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	31.50%	N/A
		Class S	14.23%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	6.32%	N/A
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class C	33.18%	N/A
Commodity Strategy Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	32.73%	N/A
		Class Inst	23.65%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	6.93%	N/A
		Class Inst2	97.46%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	65.56%(a)
	JPMCB NA CUST FOR COLUMBIA ADAPTIVE RISK ALLOCATION 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	70.49%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	5.36%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	11.35%	N/A
		Class Inst	45.42%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	12.59%	N/A
	NATIONWIDE TRUST COMPANY/FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class Inst3	10.67%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	5.53%	N/A
		Class Inst	24.29%
Dividend Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	23.35%	N/A
		Class C	15.91%
		Class Inst	19.40%
	ASCENSUS TRUST COMPANY FBO ELECTRO REPS INC 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	7.16%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	5.72%	N/A
		Class Inst2	40.90%
		Class S	29.28%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	19.13%	N/A
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	9.12%	N/A
	EQUITABLE LIFE FOR SA NO65 ON BEHALF OF VARIOUS 401K EXPEDITER PLANS 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-0101	Class R	24.19%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	5.52%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	7.04%	N/A
		Class Inst	12.35%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATOR 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	17.73%	N/A
		Class C	7.22%
		Class Inst	8.69%
		Class Inst3	25.34%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	7.67%	N/A
		Class C	19.53%
		Class Inst	16.16%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	11.68%	N/A
		Class Inst	9.52%
		Class Inst2	40.64%
		Class Inst3	19.64%
		Class R	5.54%
		Class S	64.44%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	7.59%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	11.26%	N/A
		Class Inst	11.54%
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	11.97%	N/A
	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	Class R	21.44%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	18.46%	N/A
	WELLS FARGO CLEARING SERVICES LLC 1 N JEFFERSON AVE SAINT LOUIS MO 63103-2287	Class Inst	6.07%
Dividend Opportunity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	73.28%	51.65%
		Class C	29.51%
		Class Inst	35.64%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	39.26%	N/A
		Class S	17.33%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	9.67%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	9.36%	N/A
	EMPOWER TRUST COMPANY LLC TTEE F CARTER MACHINERY COMPANY INC EMPLOY RETIREMENT AND SAVINGS PLAN 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst3	11.91%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	38.17%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	6.86%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MARIL & CO FBO C/O RELIANCE TRUST COMPANY WI MAILCODE: BD1N – ATTN: MF 4900 W BROWN DEER RD MILWAUKEE WI 53223-2422	Class Inst2	15.67%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst	5.38%	N/A
		Class Inst3	6.58%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	10.91%	N/A
		Class Inst	11.31%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	10.55%	N/A
		Class Inst2	29.66%
		Class S	72.64%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	14.08%	N/A
		Class Inst2	6.38%
		Class S	8.62%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	13.78%	N/A
		Class Inst	9.37%
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	88.24%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	11.85%	N/A
		Class Inst	6.75%
Flexible Capital Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	56.08%	34.59%
		Class C	22.34%
		Class Inst	27.93%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	40.34%	N/A
		Class S	40.06%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	80.36%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	9.68%	N/A
		Class Inst	13.84%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	5.59%	N/A
		Class C	10.70%
		Class Inst	13.90%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	30.22%	N/A
		Class S	42.32%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	24.57%	N/A
		Class Inst3	11.55%
		Class S	17.62%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	13.27%	N/A
		Class Inst	15.21%
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class C	7.74%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	7.28%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	21.21%	N/A
		Class Inst	8.20%
High Yield Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	68.24%	31.26%
		Class C	53.13%
		Class Inst	30.85%
	ASCENSUS TRUST COMPANY FBO FINCHER ENGINEERING 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class C	5.41%	N/A
	BAND & CO PO BOX 1787 MILWAUKEE WI 53201-1787	Class Inst	14.32%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	32.89%	N/A
		Class S	54.97%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	25.78%(a)
	EMPOWER TRUST COMPANY LLC TTEE F RECORDKEEPING VARIOUS BENEFIT PL NY C/O MUTUAL FUND TRADING 8525 E ORCHARD RD GREENWOOD VILLAGE CO 80111-5002	Class Inst2	6.95%	N/A
	FIFTH THIRD BANK FBO FIRST WESTERN TRUST BANK 38 FOUNTAIN SQUARE PLZ CINCINNATI OH 45202-3102	Class Inst	13.04%	N/A
	ING LIFE INSURANCE AND ANNUITY CO ONE ORANGE WAY WINDSOR CT 06095-4773	Class R	17.55%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	6.38%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	14.17%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	10.87%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	17.84%	N/A
	JPMCB NA CUST FOR COLUMBIA THERMOSTAT FUND 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	20.55%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	20.14%	N/A
	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N SAINT PAUL MN 55101-2037	Class Inst	7.66%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	37.14%	N/A
		Class S	23.04%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	14.86%	N/A
		Class S	10.64%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	Class Inst	6.55%	N/A
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	71.32%	N/A
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	Class S	10.61%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	5.70%	N/A
High Yield Municipal Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	39.69%	N/A
		Class C	32.10%
		Class Inst	25.29%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	66.67%	N/A
		Class S	54.39%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	7.87%	N/A
		Class Inst3	6.40%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	6.88%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst3	90.25%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	8.63%	N/A
		Class C	13.06%
		Class Inst	9.88%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	27.71%	N/A
		Class S	31.85%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	7.34%	N/A
		Class C	11.72%
		Class S	13.63%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	14.41%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	8.20%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	7.71%	N/A
		Class C	13.06%
		Class Inst	5.94%
Intrinsic Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	84.17%	62.35%
		Class C	66.27%
		Class Inst	54.62%
	ASCENSUS TRUST COMPANY FBO GALLON TAKACS & BOISSONEAULT CO L PO BOX 10758 FARGO ND 58106-0758	Class Inst2	25.84%	N/A
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	15.37%	N/A
	ING LIFE INSURANCE AND ANNUITY CO ONE ORANGE WAY WINDSOR CT 06095-4773	Class Inst	5.45%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	6.39%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	35.57%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	37.95%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	18.48%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.33%	N/A
		Class Inst	20.77%
	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY NOMS 401(K) PROFIT SHARING PLAN 35 IRON POINT CIR STE 300 FOLSOM CA 95630-8589	Class Inst2	20.93%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	15.14%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	15.40%	N/A
		Class Inst2	11.68%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	5.60%	N/A
MM Value Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class Inst	100.00%	100.00%
Mortgage Opportunities Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	8.51%	N/A
		Class C	19.28%
		Class Inst	16.32%
	MAC & CO ATTN MUTUAL FUND OPERATIONS 500 GRANT ST RM 151-1010 PITTSBURGH PA 15219-2502	Class Inst3	11.60%	N/A
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	53.96%	N/A
		Class S	23.14%
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class C	5.92%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	20.28%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.83%	N/A
		Class Inst	19.10%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	16.01%	N/A
		Class Inst	9.12%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	85.45%	32.88%
		Class Inst	7.54%
		Class Inst2	37.07%
		Class Inst3	29.68%
		Class S	67.73%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	7.62%	N/A
		Class Inst3	5.20%
		Class S	9.03%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	13.60%	N/A
		Class Inst	9.23%
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class C	5.07%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	17.50%	N/A
		Class Inst3	28.14%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	20.15%	N/A
		Class Inst	10.55%
Multi Strategy Alternatives Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	32.65%	94.04%
		Class C	52.63%
		Class Inst	94.66%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	5.57%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	12.22%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	41.77%	N/A
		Class C	42.27%
	VANGUARD BROKERAGE SERVICES 100 VANGUARD BLVD MALVERN PA 19355-2331	Class C	5.11%	N/A
Quality Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	19.69%	N/A
		Class C	33.21%
		Class Inst	16.98%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class C	9.97%	N/A
		Class Inst2	10.68%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	60.81%(a)
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	49.86%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	8.06%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	10.30%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	7.03%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	40.30%	N/A
	JPMCB NA CUST FOR COLUMBIA THERMOSTAT FUND 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class Inst3	22.22%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	25.30%	N/A
		Class Inst	18.70%
	MERRILL LYNCH PIERCE FENNER & SMITH FBO MELVIN SCHWARTZ IRA 1300 MERRILL LYNCH DR PENNINGTON NJ 08534-4124	Class A	10.00%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	6.54%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	70.98%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	12.68%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	5.58%	N/A
		Class C	7.63%
Select Large Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	15.00%	N/A
		Class C	9.66%
		Class Inst	8.51%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	54.12%	N/A
		Class S	18.00%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	25.16%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	EMPOWER TRUST FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	5.80%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	15.48%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968		6.58%	N/A
		Class Inst	17.97%
	MERRILL LYNCH PIERCE FENNER SMITH INC FBO DAVID GEORGE & ALLISON GEORGE ATTN STOCK POWERS 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484	Class A	25.68%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class C	19.14%	N/A
		Class Inst	15.46%
		Class Inst3	31.70%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	11.91%	N/A
		Class C	14.08%
		Class Inst	12.29%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	6.59%	N/A
		Class Inst2	34.16%
		Class Inst3	6.66%
		Class S	62.46%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	6.02%	N/A
		Class Inst	16.91%
		Class S	17.26%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.86%	N/A
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	83.42%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	5.84%	N/A
		Class C	20.98%
	ZIONS FIRST NATIONAL BANK PO BOX 30880 SALT LAKE CTY UT 84130-0880	Class Inst	5.82%	N/A
Select Small Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	72.62%	63.44%
		Class Inst	57.80%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	31.17%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	34.80%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	36.57%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	17.26%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	5.75%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	34.61%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	29.63%	N/A
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	Class Inst	18.98%	N/A
Seligman Technology and Information	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	5.35%	N/A
		Class C	10.38%
		Class Inst	15.41%
	ASCENSUS TRUST COMPANY FBO DMV CARPET CLEANING LLC 401K PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	12.05%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	10.87%	N/A
		Class Inst2	45.64%
		Class S	45.01%
	DONALDSON LUFKIN & JENRETTE SECURITIES CORPORATION CUST FBO ROB FOGEL PO BOX 2052 JERSEY CITY NJ 07303-2052	Class A	5.01%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	18.15%	N/A
	EMPOWER TRUST FBO RECORDKEEPING FOR LARGE BENEFIT PL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class Inst2	7.05%	N/A
		Class Inst3	9.60%
		Class R	13.16%
	HARTFORD LIFE INSURANCE COMPANY ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	20.05%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	8.22%	N/A
		Class Inst	10.98%
	MERRILL LYNCH PIERCE FENNER & SMITH C/F CARL BURNHAM IRA ATTENTION ATS (BROKER TRANSFER) 4804 DEER LAKE DR E JACKSONVILLE FL 32246-6484	Class A	7.51%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst	12.25%	N/A
		Class Inst3	7.93%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	9.48%	N/A
		Class C	9.42%
		Class Inst	7.74%
	NATIONAL FINANCIAL SERVICES LLC FEBO NFS/FMTC ROTH IRA FBO PAUL WELLER KALFF 501 W HACIENDA AVE APT E 1 CAMPBELL CA 95008-6509	Class A	9.37%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class C	7.57%	N/A
		Class Inst	5.46%
		Class Inst2	26.57%
		Class Inst3	23.68%
		Class S	42.44%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	8.10%	N/A
		Class Inst2	11.02%
		Class Inst3	15.50%
		Class S	11.88%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	19.26%	N/A
		Class Inst	14.92%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	Class R	31.34%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	6.07%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	8.69%	N/A
		Class C	20.45%
		Class Inst	9.83%
Funds with Fiscal Period Ending July 31:
Except as otherwise indicated, the information below is as of October 31, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Cornerstone Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	52.57%	34.52%
		Class C	62.90%
		Class Inst	17.12%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	ASCENSUS TRUST COMPANY FBO WILBRAHAM CAPITAL INC PO BOX 10758 FARGO ND 58106-0758	Class R	20.81%	N/A
	BRIDGET NEUMANN ADVANTAGE PLAN TRUST TRUST END DATE 11/17/2026 C/0 CHRISTOPHER M NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	Class E	5.10%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	45.26%	N/A
		Class S	64.37%
	CLAIRE NEUMANN ADVANTAGE PLAN TRUST TRUST END DATE 09/01/2030 ROBERT S NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	Class E	5.11%	N/A
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	23.68%	N/A
	EMPOWER TRUST COMPANY LLC FBO PLANPREMIER RTMT PLANS OMNIBUS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	5.59%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	22.36%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	23.87%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	11.11%	N/A
	LILY ELIZABETH KRAMER ADVANTAGE PLAN TRUST TRUST END DATE 01/18/2028 C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	Class E	5.32%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	8.02%	N/A
	MATRIX TRUST COMPANY AS AGENT FOR ADVISOR TRUST INC MOBILE ILLUMINATION INC 401(K) PLAN 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	5.08%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst3	24.17%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	22.27%	N/A
		Class R	21.83%
		Class S	26.71%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	26.01%	N/A
		Class S	8.44%
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R	14.41%	N/A
Disciplined Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	79.60%	75.75%
		Class C	79.89%
		Class Inst	53.44%
	ASCENSUS TRUST COMPANY FBO INTELLECTUAL PROPERTIES MANAGEMENT PO BOX 10758 FARGO ND 58106-0758	Class C	5.04%	N/A
	CHARLES SCHWAB & CO INC ATTENTION MUTUAL FUND OPS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	42.13%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	15.11%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Inst2	5.61%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	23.23%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	14.68%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	54.24%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	12.32%	N/A
		Class Inst3	8.83%
	VANGUARD FDUCIARY TRUST CO PO BOX 2600 VM ATTN: OUTSIDE FUNDS VALLEY FORGE PA 19482-2600	Class Inst2	24.26%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Disciplined Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	65.42%	53.80%
		Class C	50.12%
		Class Inst	53.15%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst	5.88%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	13.16%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	6.84%	N/A
		Class C	5.86%
		Class Inst	14.16%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	6.55%	N/A
		Class Inst3	69.96%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	14.00%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	8.53%	N/A
		Class Inst	10.04%
	VOYA RETIREMENT INSURANCE & ANNUITY COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	Class Inst3	8.29%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	9.27%	N/A
Disciplined Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	18.72%	N/A
		Class C	17.24%
		Class Inst	23.66%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst	8.92%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	8.29%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	7.44%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.18%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	9.28%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	62.66%	N/A
		Class Inst	22.95%
Floating Rate Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	65.61%	30.22%
		Class C	47.13%
		Class Inst	29.62%
	BANK OF AMERICA CUSTODIAN FBO MFO PO BOX 843869 DALLAS TX 75284-3869	Class Inst2	22.23%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	8.45%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	7.90%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst2	11.76%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	62.64%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	10.74%	N/A
		Class Inst	7.78%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst	8.90%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class Inst	14.25%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	10.21%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	5.36%	N/A
		Class C	10.01%
		Class Inst2	44.98%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.22%	N/A
		Class Inst	6.65%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	SEI PRIVATE TRUST COMPANY C/O M & T ID ATTN MUTUAL FUND ADMIN 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst3	14.19%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	5.28%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.20%	N/A
		Class C	10.87%
		Class Inst	17.82%
Global Opportunities Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	87.22%	86.79%
		Class Inst	75.55%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	5.76%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	5.11%	N/A
Government Money Market Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	16.32%	27.86%
		Class Inst	80.56%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	44.26%	26.81%
		Class Inst3	99.48%
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst2	70.98%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	7.71%	N/A
		Class Inst2	26.92%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	Class A	16.97%	N/A
		Class Inst	7.14%
Income Opportunities Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	62.69%	27.39%
		Class C	56.30%
		Class Inst	29.46%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class C	8.03%	N/A
		Class Inst2	58.27%
		Class S	46.37%
	FIFTH THIRD BANK FBO NICOLET NATIONAL BANK 38 FOUNTAIN SQUARE PLZ CINCINNATI OH 45202-3102	Class Inst3	17.14%	N/A
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN COLUMBIA GROWTH 529 PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	46.33%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.33%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	9.88%	N/A
		Class Inst3	28.36%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	6.36%	N/A
		Class Inst2	29.34%
		Class S	49.22%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	8.88%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	5.24%	N/A
	THE NORTHERN TRUST COMPANY AS TRUSTEE FBO SONY CORP – DV PO BOX 92994 CHICAGO IL 60675-2994	Class Inst3	40.59%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	14.39%	N/A
		Class Inst	7.20%
MN Tax-Exempt Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	71.18%	64.38%
		Class C	81.47%
		Class Inst	63.00%
	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	22.73%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	9.70%	N/A
		Class Inst3	96.86%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst	11.08%	N/A
		Class Inst2	74.19%
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	12.88%	N/A
OR Intermediate Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	8.52%	N/A
		Class Inst	9.95%
	BAND & CO PO BOX 1787 MILWAUKEE WI 53201-1787	Class Inst3	65.35%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	7.80%	N/A
		Class Inst2	88.50%
		Class S	44.93%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	50.99%	N/A
		Class Inst3	15.31%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	6.57%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	5.51%	N/A
		Class Inst3	18.00%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	5.26%	N/A
		Class Inst2	8.10%
		Class S	38.89%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	16.18%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	7.35%	N/A
Select Short Corporate Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	70.85%	37.40%
		Class C	24.52%
		Class Inst	30.69%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	56.65%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	57.84%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	16.33%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	8.55%	N/A
		Class Inst	5.69%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class A	6.08%	N/A
		Class C	17.91%
		Class Inst	14.42%
	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N SAINT PAUL MN 55101-2037	Class Inst	22.57%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	36.21%	N/A
		Class Inst	12.57%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	31.48%	N/A
		Class Inst3	14.45%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	6.73%	N/A
Strategic Municipal Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	64.20%	47.09%
		Class C	41.37%
		Class Inst	43.76%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	28.84%	N/A
		Class S	47.89%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	7.31%	N/A
		Class Inst3	61.74%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	5.97%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst	8.34%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	12.16%	N/A
		Class Inst	12.29%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	67.80%	N/A
		Class Inst3	7.09%
		Class S	41.43%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	10.37%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	6.06%	N/A
		Class Inst	7.04%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	Class C	5.10%	N/A
	SEI PRIVATE TRUST COMPANY C/O TIAA-SWP 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst3	25.13%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	6.38%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	15.20%	N/A
		Class Inst	5.83%
Total Return Municipal Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	41.54%	36.30%
		Class C	36.05%
		Class Inst	29.97%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	74.66%	N/A
		Class S	60.39%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	15.12%	N/A
		Class C	5.93%
		Class Inst3	19.45%
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst3	76.78%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	16.12%	N/A
		Class Inst	6.96%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	19.49%	N/A
		Class S	31.79%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	5.01%	N/A
		Class S	7.82%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	8.68%	N/A
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	Class C	15.31%	N/A
Ultra Short Term Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVE S MINNEAPOLIS MN 55402-3367	Class A	85.72%	61.50%
		Class Inst	65.81%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	5.04%	N/A
	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	Class Inst3	86.03%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst3	5.73%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	9.79%	N/A
Funds with Fiscal Period Ending August 31:
Except as otherwise indicated, the information below is as of November 30, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Balanced Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	56.96%	37.40%
		Class C	52.93%
		Class Inst	27.11%
	ASCENSUS TRUST CO TTEE FBO FUELX ENERGY 401K PO BOX 10758 FARGO ND 58106-0758	Class Inst3	8.74%	N/A
	ASCENSUS TRUST CO FBO CDW ENTERPRISES INC 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	8.74%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	39.83%	N/A
		Class S	47.68%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Inst2	9.72%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	18.55%	N/A
	EQUITABLE LIFE FOR SA ON BEHALF OF VARIOUS 401K EXPEDITER PLANS 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-0101	Class R	5.33%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	7.23%	N/A
		Class Inst	11.55%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst	13.67%	N/A
		Class Inst3	34.93%
	MID ATLANTIC TRUST COMPANY FBO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	5.91%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	5.26%	N/A
		Class Inst	7.22%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	7.55%	N/A
		Class Inst	5.03%
		Class Inst2	27.26%
		Class Inst3	10.21%
		Class R	6.35%
		Class S	38.76%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst2	12.23%	N/A
		Class S	8.40%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.32%	N/A
		Class Inst	7.50%
	STATE STREET BANK FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	Class Inst3	6.86%	N/A
		Class R	64.41%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	11.85%	N/A
		Class Inst	7.15%
Contrarian Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	49.01%	N/A
		Class C	46.42%
		Class Inst	26.12%
	ASCENSUS TRUST CO FBO MINNESOTA CENTER FOR PSYCHOLOGY 401K PO BOX 10758 FARGO ND 58106-0758	Class R	7.21%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	31.90%	N/A
		Class S	58.78%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	10.89%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	6.17%	N/A
	JPMCB NA AS CUSTODIAN FOR COLUMBIA GROWTH 529 PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	6.68%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	5.38%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	5.57%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LINCOLN RETIREMENT SERVICES COMPANY FBO PARKVIEW HEALTH SYSTEMS 457 B PO BOX 7876 FORT WAYNE IN 46801-7876	Class S	8.34%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	7.35%	N/A
		Class Inst	11.97%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	8.06%	N/A
		Class Inst3	16.08%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	6.71%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	51.62%	N/A
		Class Inst3	24.57%
		Class S	28.92%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	6.11%	N/A
		Class Inst	6.52%
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	63.65%	N/A
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class C	7.15%	N/A
		Class Inst	11.10%
	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	Class Inst3	5.67%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	10.45%	N/A
Emerging Markets Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	62.40%	N/A
		Class Inst	22.02%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	57.04%(a)
	JPMCB NA AS CUSTODIAN FOR COLUMBIA GROWTH 529 PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	68.81%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	9.30%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	20.71%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	6.82%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	15.97%	N/A
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	40.42%	N/A
	MATRIX TRUST COMPANY TRUSTEES OF COMMUNITY FIRST CREDIT DB 3(38) MODERATELY CONSERVATIVE 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Inst2	96.40%	N/A
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	97.45%	N/A
Emerging Markets Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	70.40%	N/A
		Class C	44.61%
		Class Inst	27.69%
	ASCENSUS TRUST CO FBO MEGAN INC 401K PO BOX 10758 FARGO ND 58106-0758	Class C	11.90%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	66.10%	N/A
		Class S	79.08%
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class C	8.86%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	14.22%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	13.59%	N/A
	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	8.00%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	28.56%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst	9.52%	N/A
		Class Inst3	44.55%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	16.44%	N/A
		Class Inst3	9.43%
		Class S	18.74%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst	12.05%	N/A
		Class Inst2	9.11%
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.03%	N/A
		Class Inst	6.70%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	6.39%	N/A
Global Technology Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	27.70%	N/A
		Class C	24.70%
		Class Inst	20.97%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	11.06%	N/A
		Class Inst2	35.74%
		Class S	66.87%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	11.02%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class Inst2	10.69%	N/A
	FIIOC FBO LYNX SOFTWARE TECHNOLOGIES INC 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class Inst3	5.09%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	14.61%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	6.58%	N/A
		Class C	12.99%
		Class Inst	22.02%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	8.36%	N/A
		Class Inst	9.73%
		Class Inst3	22.96%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N SAINT PAUL MN 55101-2037	Class Inst	7.09%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	5.63%	N/A
		Class C	6.88%
		Class Inst	7.37%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	12.04%	N/A
		Class Inst2	24.55%
		Class Inst3	10.24%
		Class S	26.10%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	10.47%	N/A
		Class Inst3	16.97%
		Class S	5.16%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.35%	N/A
		Class Inst	7.18%
	RELIANCE TRUST COMPANY FBO CALAMP DC PLAN PO BOX 48529 ATLANTA GA 30362-1529	Class Inst2	5.39%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.51%	N/A
		Class C	17.35%
Greater China Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	8.77%	N/A
		Class Inst	7.23%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	10.18%	N/A
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	5.25%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	88.14%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	9.53%	N/A
		Class Inst	17.82%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	7.06%	N/A
		Class Inst	5.25%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	14.15%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	5.33%	N/A
	TIMOTHY C TANG SU CHIN TANG JT WROS 26638 PURISSIMA RD LOS ALTOS CA 94022-3328	Class Inst	9.07%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	15.03%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	8.82%	N/A
Integrated Large Cap Growth Fund	ASCENSUS TRUST CO FBO SUBURBAN COLLECTION 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class Inst3	8.20%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	18.53%	N/A
		Class Inst	5.63%
		Class Inst3	9.45%
	EMPOWER TRUST FBO RECORDKEEPING FOR VARIOUS BENEFIT 8525 E ORCHARD RD GREENWOOD VILLAGE CO 80111-5002	Class Inst3	5.52%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	7.35%	N/A
		Class Inst	27.31%
	MARIL & CO FBO 98 C/O RELIANCE TRUST COMPANY WI 4900 W BROWN DEER RD MILWAUKEE WI 53223-2422	Class Inst	8.15%	N/A
	MATRIX TRUST CO CUST FBO HARRIS INVESTMENT MANAGEMENT INCENT PO BOX 52129 PHOENIX AZ 85072-2129	Class Inst	24.41%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	7.16%	36.20%
		Class Inst	14.59%
		Class Inst3	74.07%
Integrated Large Cap Value Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	33.80%	N/A
		Class Inst	15.24%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	9.53%	N/A
		Class Inst	18.97%
	MATRIX TRUST COMPANY COURT PLACE PROFIT SHARING PLAN PO BOX 52129 PHOENIX AZ 85072-2129	Class Inst	9.33%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	11.88%	N/A
		Class Inst	18.43%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	5.67%	N/A
	SEI PRIVATE TRUST COMPANY C/O BANKERS TRUST COMPANY 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst	14.15%	N/A
	VOYA RETIREMENT INSURANCE & ANNUITY COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	Class Inst	5.28%	N/A
Integrated Small Cap Growth Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	12.55%	N/A
	JOHN C WIERSUM DEBORAH C WIERSUM JTWROS 1456 94TH AVE KENOSHA WI 53144-7724	Class A	5.88%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	6.86%	N/A
		Class Inst	47.54%
	MATRIX TRUST COMPANY HARRIS INVESTMENT MANAGEMENT INCENT PO BOX 52129 PHOENIX AZ 85072-2129	Class Inst	5.01%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	32.77%	32.29%
		Class Inst	30.22%
International Dividend Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	20.99%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	7.58%	N/A
		Class Inst2	88.27%
		Class S	54.96%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	5.81%	N/A
		Class Inst3	42.30%
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	55.48%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	8.33%	N/A
		Class Inst2	7.03%
		Class S	37.42%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	7.17%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
MM Alternative Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class Inst	100.00%	100.00%
MM International Equity Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class Inst	100.00%	100.00%
MM Small Cap Equity Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class Inst	100.00%	100.00%
MM Total Return Bond Strategies Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class Inst	100.00%	100.00%
Multisector Bond SMA Completion Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	N/A	99.91%	99.91%
Overseas SMA Completion Portfolio	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	N/A	9.15%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	N/A	89.33%	89.33%
Pyrford International Stock Fund	CAPINCO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	Class Inst	11.92%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	43.51%	N/A
		Class Inst2	99.95%
	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class R	100.00%	N/A
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	38.94%	N/A
	DIANA L LAMBOY TOD BENEFICIARY INFORMATION ON FILE SUBJECT TO STA TOD RULES 2510 CHAUCER CT EUGENE OR 97405-1217	Class A	5.25%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class Inst3	8.36%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	9.06%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	5.57%	N/A
	MATRIX TRUST COMPANY TRUSTEES OF COMMUNITY FIRST CREDIT DB 3(38) MODERATELY CONSERVATIVE 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Inst3	11.12%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MITRA & CO FBO 98 C/O RELIANCE TRUST COMPANY WI 4900 WEST BROWN DEER ROAD MAILCODE: BD1N – ATTN: MF MILWAUKEE WI 53223-2422	Class Inst	5.24%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	12.25%	25.78%
		Class Inst	39.07%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	9.68%	N/A
	PRINCIPAL LIFE INS COMPANY CUST FBO PFG OMNIBUS WRAPPED AND CUSTOM ATTN PLIC PROXY COORDINATOR FUNDS 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	19.82%	N/A
	SEI PRIVATE TRUST COMPANY C/O PRINCIPAL FINANCIAL 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst	33.47%	N/A
	UMB BANK NA CUST IRA FBO JOANNE S LAFAY 230 POMANDER SQ EAST AURORA NY 14052-1523	Class A	5.45%	N/A
Select Mid Cap Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	57.21%	31.03%
		Class C	39.70%
		Class Inst	6.14%
	ASCENSUS TRUST CO FBO MT. VIEW FARMING 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	Class C	13.63%	N/A
	ASCENSUS TRUST CO FBO INDEX CORPORATION RETIREMENT PLAN PO BOX 10758 FARGO ND 58106-0758	Class Inst2	6.04%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	28.63%	N/A
		Class S	52.32%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Inst3	7.41%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	5.04%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class Inst2	5.19%	N/A
		Class Inst3	9.46%
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	7.68%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst	5.93%	N/A
		Class Inst3	39.81%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	24.85%	N/A
		Class Inst3	22.23%
		Class S	40.62%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	5.23%	N/A
		Class Inst2	28.47%
		Class S	5.45%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	6.77%	N/A
	TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	Class Inst3	5.07%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	14.32%	N/A
Small Cap Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	26.92%	N/A
		Class C	32.25%
		Class Inst	24.04%
	BAND & CO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	Class Inst3	16.52%	N/A
	CAPINCO C/O US BANK NA 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	Class Inst3	11.66%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	6.50%	N/A
		Class Inst2	36.77%
		Class S	64.12%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	8.75%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	19.43%	N/A
	EMPOWER TRUST FBO FBO PLANPREMIER RTMT PLANS OMNIBUS 8515 E ORCHARD RD #2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	27.35%	N/A
	JOHN HANCOCK TRUST COMPANY LLC 200 BERKELEY ST BOSTON MA 02116-5022	Class Inst2	6.16%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	8.25%	N/A
		Class Inst	12.68%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	15.17%	N/A
		Class Inst	6.58%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	6.58%	N/A
		Class Inst	5.23%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	6.68%	N/A
		Class Inst	5.27%
		Class Inst2	11.18%
		Class Inst3	8.80%
		Class S	27.47%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	5.98%	N/A
		Class Inst2	17.82%
		Class S	7.18%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	12.72%	N/A
		Class Inst	8.36%
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	44.82%	N/A
	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R	5.95%	N/A
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class C	6.26%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	18.57%	N/A
	VANGUARD FDUCIARY TRUST CO PO BOX 2600 VM 613 ATTN: OUTSIDE FUNDS VALLEY FORGE PA 19482-2600	Class Inst2	17.00%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	20.70%	N/A
Strategic Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 901 3RD AVENUE SOUTH MINNEAPOLIS MN 55402-3367	Class A	54.13%	N/A
		Class C	32.92%
		Class Inst	19.71%
	ASCENSUS TRUST CO FBO ANDREINI BROS INC EMPLOYEES PS PLAN PO BOX 10758 FARGO ND 58106-0758	Class R	8.28%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class Inst2	49.63%	N/A
		Class S	45.04%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class R	16.37%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	15.66%	N/A
	EMPOWER TRUST FBO EMPOWER BENEFIT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class R	6.06%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	11.16%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	5.78%	N/A
		Class C	10.40%
		Class Inst	12.15%
	MAILCODE BD1N ATTN MF C/O RELIANCE TRUST COMPANY WI MARIL & CO FBO JI 4900 W BROWN DEER RD MILWAUKEE WI 53223-2422	Class Inst3	33.18%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class C	5.43%	N/A
		Class Inst	12.75%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class C	12.27%	N/A
		Class Inst	14.00%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	6.20%	N/A
		Class Inst2	41.28%
		Class Inst3	5.94%
		Class R	9.28%
		Class S	36.09%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Inst3	13.33%	N/A
		Class S	17.77%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.14%	N/A
		Class Inst	9.48%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	Class Inst	6.27%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RELIANCE TRUST COMPANY FBO WAUKESHA NON-EB C/C PO BOX 570788 ATLANTA GA 30357-3114	Class Inst3	5.98%	N/A
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	49.70%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	8.84%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	15.84%	N/A
		Class Inst	8.93%
Ultra Short Duration Municipal Bond Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4141	Class A	17.03%	N/A
		Class Inst	7.53%
	EMA INC 2355 HIGHWAY 36 W STE 301 SAINT PAUL MN 55113-3904	Class Inst	5.21%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	5.09%	N/A
		Class Inst	7.76%
	MARIL & CO FBO 71 C/O RELIANCE TRUST COMPANY WI 4900 W BROWN DEER RD MILWAUKEE WI 53223-2422	Class Inst	7.99%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	20.01%	59.01%
		Class Inst	62.28%
	PATRICIA A FRAZIER TTEE DANIEL G FRAZIER TTEE FRAZIER REVOCABLE TRUST U/A DTD 09/16/1991 10042 N HOLMES CT MEQUON WI 53092-5453	Class A	14.04%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class A	11.80%	N/A
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class A	10.49%	N/A
	SUSAN A ERICKSON 3705 W MULBERRY DR MEQUON WI 53092-2759	Class A	10.09%	N/A
Statement of Additional Information – January 1, 2026

Funds with Fiscal Period Ending October 31:
Except as otherwise indicated, the information below is as of January 31, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Intermediate Duration Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	22.76%	N/A
		Class C	26.72%
		Class Inst	34.47%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A	23.94%	N/A
		Class C	5.55%
		Class Inst2	75.48%
		Class S	47.27%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	6.24%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class C	6.01%	29.39%
		Class Inst	7.19%
		Class Inst3	73.10%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	11.26%	N/A
		Class C	28.03%
		Class Inst	13.20%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	15.72%	N/A
		Class Inst	9.29%
		Class Inst2	20.06%
		Class S	41.13%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class S	11.61%	N/A
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	5.27%	N/A
	SEI PRIVATE TRUST COMPANY C/O BMO HARRIS SWP ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	Class Inst3	21.35%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	5.35%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	18.99%	N/A
MA Intermediate Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	12.81%	N/A
		Class Inst	50.06%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A	5.24%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A	7.23%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	6.26%	59.04%
		Class Inst	7.17%
		Class Inst3	99.03%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class Inst	5.43%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	15.98%	N/A
		Class Inst	24.21%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class A	31.36%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.80%	N/A
NY Intermediate Municipal Bond Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	17.89%	N/A
		Class Inst	33.72%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	71.83%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	5.55%	N/A
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	8.40%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class A	7.73%	N/A
		Class Inst	12.00%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	14.79%	35.96%
		Class Inst	13.86%
		Class Inst3	84.90%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	5.39%	N/A
		Class Inst2	26.74%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A	17.42%	N/A
		Class Inst	7.42%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	7.61%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	8.68%	N/A
Select Global Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	70.78%	65.29%
		Class C	63.33%
		Class Inst	64.34%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	71.08%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	68.94%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	5.65%	N/A
		Class Inst	15.56%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst2	22.07%	N/A
		Class Inst3	5.79%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	5.96%	N/A
		Class Inst	7.06%
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	Class Inst3	5.62%	N/A
	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	Class Inst3	5.70%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	7.82%	N/A
Seligman Global Technology Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	33.11%	28.00%
		Class C	39.50%
		Class Inst	36.66%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A	6.56%	N/A
		Class Inst2	54.91%
		Class S	22.96%
	J P MORGAN SECURITIES LLC OMNIBUS ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 4 CHASE METROTECH CENTER 3RD FL MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0003	Class Inst3	66.55%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	7.54%	N/A
		Class Inst	10.55%
	MASSACHUSETTS MUTUAL LIFE INSURANCE 1295 STATE STREET MIP M200-INVST SPRINGFIELD MA 01111-0001	Class Inst3	6.64%	N/A
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	5.21%	N/A
		Class C	11.25%
		Class Inst	5.96%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class A	10.66%	N/A
		Class Inst	5.37%
		Class Inst2	18.01%
		Class S	41.83%
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	9.97%	N/A
		Class Inst2	8.02%
		Class S	10.28%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	9.16%	N/A
	SAMMONS FINANCIAL NETWORK LLC 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class R	22.45%	N/A
	STATE STREET BANK AND TRUST AS TRUSTEE AND/OR CUSTODIAN FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2901	Class Inst3	5.66%	N/A
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	6.82%	N/A
	VOYA INSTITUTIONAL TRUST COMPANY 1 ORANGE WAY WINDSOR CT 06095-4773	Class R	69.33%	N/A
		Class S	24.78%
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	12.63%	N/A
		Class Inst	7.68%
Strategic CA Municipal Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	33.87%	34.18%
		Class C	61.34%
		Class Inst	37.59%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A	6.44%	N/A
		Class Inst2	97.78%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	32.83%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	7.46%	N/A
		Class Inst	8.55%
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	10.21%	N/A
		Class C	5.99%
		Class Inst	14.98%
		Class Inst3	66.50%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	Class A	5.69%	N/A
		Class C	5.94%
		Class Inst	17.41%
	UBS WM USA SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	5.14%	N/A
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	9.69%	N/A
		Class C	14.34%
Strategic NY Municipal Income Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	20.80%	N/A
		Class C	32.95%
		Class Inst	19.41%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	86.67%	N/A
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	10.13%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	20.24%	N/A
		Class Inst	14.28%
	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A	8.02%	N/A
		Class Inst	21.90%
		Class Inst3	89.42%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	8.84%	N/A
	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	5.61%	N/A
		Class Inst	14.85%
		Class Inst2	13.33%
	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class Inst	6.78%	N/A
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-7582	Class C	5.57%	N/A
Statement of Additional Information – January 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	6.71%	N/A
		Class C	16.90%
Funds with Fiscal Period Ending December 31:
Except as otherwise indicated, the information below is as of March 31, 2025:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
Real Estate Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 903 3RD AVENUE SOUTH MINNEAPOLIS MN 55402	Class A	60.39%	N/A
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	85.63%	N/A
		Class S	70.77%
	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	88.29%	N/A
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	11.78%	N/A
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1015	Class Inst	10.63%	N/A
		Class S	25.41%
(a)
Combination of all share classes of Columbia Management initial capital and/or investments through accounts managed by Columbia Management or its affiliates.
The Investment Manager, a Minnesota limited liability company, is a wholly owned subsidiary of Ameriprise Financial, Inc. Other Columbia Funds managed by the Investment Manager and its affiliates may hold more than 25% of a Fund.
American Enterprise Investment Services Inc., a Minnesota corporation, is a subsidiary of Ameriprise Financial, Inc.
Edward D. Jones & Co., L.P., a Missouri limited partnership, is the primary operating subsidiary of The Jones Financial Companies, L.L.L.P., a holding company registered as a partnership with the State of Missouri.
J.P. Morgan Securities LLC, a Delaware limited liability company, is a subsidiary of JP Morgan Chase & Co.
Merrill Lynch, Pierce, Fenner & Smith Incorporated, a Delaware corporation, is a subsidiary of Bank of America Corporation.
National Financial Services, LLC, a Delaware limited liability company, is wholly owned by Fidelity Global Brokerage Group, Inc., a wholly owned subsidiary of FMR LLC.
UBS Financial Services Inc., a Delaware corporation, is a subsidiary of UBS Group AG.
Statement of Additional Information – January 1, 2026

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST(S). THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST(S) IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.
Statement of Additional Information – January 1, 2026

APPENDIX A — DESCRIPTION OF CREDIT RATINGS
The ratings of S&P Global Ratings, Moody’s Ratings, Fitch, DBRS, and KBRA represent their opinions as to quality. These ratings are not absolute standards of quality and are not recommendations to purchase, sell or hold a security. Issuers and issues are subject to risks that are not evaluated by the rating agencies. When a security is not rated by one of these agencies, it is designated as Not Rated. Securities designated as Not Rated do not necessarily indicate low credit quality, and for such securities the Investment Manager evaluates the credit quality.
The following ratings descriptions, which were derived as of March 20, 2025 from the particular credit rating agency’s website, identify the date such descriptions were then last updated by such credit rating agency.
S&P’s Ratings last updated on December 2, 2024
Long-Term Issue Credit Ratings*
An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Issue Credit Ratings
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
Statement of Additional Information – January 1, 2026
A-1

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
Municipal Short-Term Note Ratings
SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 Speculative capacity to pay principal and interest.
D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Moody’s Ratings last updated on January 2, 2025
Global Long-Term Rating Scale
Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B – Obligations rated B are considered speculative and are subject to high credit risk.
Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s Ratings appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Global Short-Term Rating Scale
P-1 – Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2 – Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3 – Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Statement of Additional Information – January 1, 2026
A-2

US Municipal Short-Term Debt and Demand Obligation Ratings
MIG Scale
MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
VMIG Scale
VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
For variable rate demand obligations, Moody’s Ratings typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.
Fitch’s Ratings last updated on June 11, 2024
Corporate Finance Obligations – Long-Term Rating Scales
AAA: Highest Credit Quality.
‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality.
‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality.
‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good Credit Quality.
‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative.
‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly Speculative.
‘B’ ratings indicate that material credit risk is present.
CCC: Substantial Credit Risk.
‘CCC’ ratings indicate that substantial credit risk is present.
CC: Very High Levels of Credit Risk.
‘CC’ ratings indicate very high levels of credit risk.
C: Exceptionally High Levels of Credit Risk.
‘C’ indicates exceptionally high levels of credit risk.
Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.
Statement of Additional Information – January 1, 2026
A-3

Corporate Finance defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Short-Term Ratings Assigned to Issuers and Obligations
F1: Highest Short-Term Credit Quality
Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added ‘+’ to denote any exceptionally strong credit feature.
F2: Good Short-Term Credit Quality
Good intrinsic capacity for timely payment of financial commitments.
F3: Fair Short-Term Credit Quality
The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative Short-Term Credit Quality
Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High Short-Term Default Risk
Default is a real possibility.
RD: Restricted Default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default
Indicates a broad-based default event for an entity, or the default of a short-term obligation.
The table below reflects typical relationships between the long-term rating and the short-term rating.
Long-Term Rating	Short-Term Rating
AAA	F1+
AA+	F1+
AA	F1+
AA–	F1+
A+	F1 or F1+
A	F1 or F1+
A–	F2 or F1
BBB+	F2 or F1
BBB	F3 or F2
BBB–	F3
BB+	B
BB	B
BB–	B
B+	B
B	B
B–	B
CCC+ / CCC / CCC–	C
CC	C
C	C
RD / D	RD / D
Statement of Additional Information – January 1, 2026
A-4

DBRS’s Ratings last updated on May 15, 2023
Long-Term Obligations Scale
All rating categories from AA to CCC contain the subcategories (high) and (low). The absence of either a (high) or (low) designation indicates the credit rating is in the middle of the category.
AAA
Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA
Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A
Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB
Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB
Speculative, non-investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B
Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC / CC / C
Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.
D
When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. Morningstar DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”. See the Default Definition document on dbrsmorningstar.com under Understanding Ratings for more information.
Commercial Paper and Short-Term Debt Rating Scale
The R-1 and R-2 rating categories are further denoted by the subcategories (high), (middle), and (low).
R-1 (high)
Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)
Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)
Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)
Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)
Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
Statement of Additional Information – January 1, 2026
A-5

R-2 (low)
Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
R-3
Lowest end of adequate credit quality. There is capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4
Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5
Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D
When the issuer has filed under any applicable bankruptcy, insolvency, or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. Morningstar DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”. See the Default Definition document on dbrsmorningstar.com under Understanding Ratings for more information.
KBRA’s Ratings, derived from the credit rating agency’s website as of March 20, 2025
Long-Term Credit Rating Scale
AAA: Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.
AA: Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.
A: Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.
BBB: Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stressed environments.
BB: Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.
B: Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.
CCC: Determined to be at substantial risk of loss due to credit-related events, near default or in default with high recovery expectations.
CC: Determined to be near default or in default with average recovery expectations.
C: Determined to be near default or in default with low recovery expectations.
D: KBRA defines default as occurring if:
■
There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
■
The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
■
The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.
Short-Term Credit Rating Scale
K1+: Exceptional ability to meet short-term obligations.
K1: Very strong ability to meet short-term obligations.
K2: Strong ability to meet short-term obligations.
K3: Adequate ability to meet short-term obligations.
Statement of Additional Information – January 1, 2026
A-6

B: Questionable ability to meet short-term obligations.
C: Little ability to meet short-term obligations.
D: KBRA defines default as occurring if:
■
There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
■
The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
■
The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
With exceptions for certain issuers and sectors, the following correspondence between KBRA's short- and long-term ratings generally holds:
Long-Term Rating	Short-Term Rating
AAA AA+ AA AA–	K1+
A+	K1+ or K1
A	K1
A–	K1 or K2
BBB+	K2
BBB	K2 or K3
BBB–	K3
BB+ BB BB– B+ B B–	B
CCC+ CCC CCC– CC C	C
D	D
Statement of Additional Information – January 1, 2026
A-7

APPENDIX B — CORPORATE GOVERNANCE GUIDELINES
Contents
1 Overview of key principles and approach	B-1
2 Role, structure and operation of boards	B-2
3 Board committees	B-5
4 Compensation	B-6
5 Audit, risk and control	B-8
6 Shareholder rights	B-8
7 Reporting	B-9
8 Social and environmental factors	B-11
9 Voting matters	B-13
The following guidelines apply to Columbia Threadneedle Investments’ client accounts to the extent agreed upon and/or permissible including voting on behalf of reo® (Responsible Engagement Overlay) service clients, which gives investors access to our overall engagement and proxy voting service offerings.i
As an asset management business, we seek to act in the best economic interests of clients when carrying out our investment activities. Our investment clients are retail and institutional investors, including corporate pension funds.
Our voting guidelines are applied to all listed equity client portfolios. However, our institutional clients always have the right to determine how we vote their securities. We will always comply with those requests.
In addition to these guidelines, general and country-specific voting guidelines are maintained and applied within the voting process. Voting guidelines provide greater detail on resolutions and are drawn directly from these Corporate Governance Guidelines.
In executing votes, we may take into account other factors in addition to our voting guidelines, including any discussions we have had with company management, and adjust our vote if we believe the company is acting in the best economic interests of shareholders (and, thus, our clients). We apply our guidelines to client portfolios in a manner that considers our clients’ respective investment objectives and best economic interests. This could result in our voting on a matter the same way (or differently) for different clients.
If you wish to clarify anything in these guidelines, please email your relationship manager or at RI@columbiathreadneedle.com. The Responsible Investment team is responsible for and reviews this document annually.
1 Overview of key principles and approach
Well governed companies are better positioned to manage risks, identify opportunities, and deliver sustainable growth and returns for our clients. These guidelines establish a consistent philosophy and approach to corporate governance and our exercise of voting rights on behalf of our clients. The approach is based on our view that sustainable growth and returns are supported by the overarching principles of:
■
An empowered and effective board and management team;
■
Appropriate checks and balances in company management structures;
■
Effective systems of internal control and risk management covering all material risks;
■
A commitment to promoting throughout the company a culture of transparency and accountability that is grounded in sound business ethics;
■
Compensation policies that reward the creation of long-term shareholder value through the achievement of corporate objectives.
We recognize that such principles may be expressed differently in different markets. Therefore, our voting policies take account of local practices and are applied in a pragmatic fashion that reflects an integrated understanding of local and international good practice. In all cases, we aim to achieve the same result: the preservation and enhancement of long-term shareholder value through management accountability and transparency in reporting.
Statement of Additional Information – January 1, 2026

We also recognize that companies and industries are not homogeneous and some variation in governance structures and practice is to be expected. Achieving best practice in corporate governance involves ongoing dialogue and collaboration between board, management, and shareholders.
We encourage companies to engage in the process of shaping and meeting evolving standards of best practice. Although how we vote is guided by a clear set of corporate governance principles and expectations as set out in this document, we approach each company’s case on its merits using our expertise, discretion, and dialogue with companies to do so. For this reason, we encourage companies to contact us with information about any governance practices and challenges unique to the company.
2 Role, structure and operation of boards
We use the term “board” to describe the board of directors and similar supervisory decision-making bodies. The board is ultimately responsible for the management of the company.
This is mainly achieved through the delegation of powers to executive management. The board should receive the report of executive management on the conduct of the business and regularly question management on these matters. However, certain matters should be reserved for the board.
The board is responsible for setting and testing strategy proposed by executive management, determining the risk appetite for the business, ensuring the independence and effectiveness of external audit, and for succession planning of both executive management and the board.
The structure, composition and operation of boards will vary from country to country and company to company. Certain elements of effective boards are universal, and these are detailed below under the following sub-headings:
■
Roles and independence;
■
Competence, objectivity and refreshment;
■
Effective functioning of boards; and
■
Communication and accountability to shareholders.
Roles and independence
The composition of the board is of the utmost importance. Boards should have meaningful representation of both executive and nonexecutive directors. Non-executives should be wholly independent of the company, although we recognize that, in certain cases, connected non-executives have a valuable role to play.
The role of the chair and separation of principal roles
The roles of the chair and chief executive officer (CEO) are substantively different and should be separated. We regard separation of the roles as important for securing a proper balance of authority and responsibility between executive management and the board, as well as preserving accountability within the board. If for any reason the roles are combined (e.g., over an unexpected transitional period) this should be explained and justified in the report and accounts. In all such cases, a strong senior independent non-executive director should be nominated (i.e., a lead independent director).
Executive directors
Including executives in board meetings is essential to enhance discussion and allow independent directors to gain the fullest understanding of company operations. In markets where customary, we encourage the appointment of key executives to the board alongside the CEO and the chief financial officer (CFO). The presence of other executives provides additional company knowledge for the board and ensures the board is not solely dependent on the CEO for input relating to the company’s operations and strategies. However, the number of executive directors should not outweigh the number of independent non-executives.
Non-executive directors
We assess the number of directorships an individual director holds to ensure they have sufficient time and energy to perform their role as a non-executive director properly as this is a demanding role. Factors that determine the appropriate number of directorships are the size of the company, its complexity, its circumstances, other commitments that a director has and the results of board evaluation, among others. We consider that holding multiple directorships in large companies can be excessive even for a full-time non-executive director, especially when considering board committee participation. More than two outside directorships should be avoided for full-time CEOs. More than five directorships should be avoided for non-executive directors of complex companies, especially in developed markets. Where the number of outside directorships does not align with our expectations, then we may take this into account in determining whether to support the re-election of the relevant directors if we conclude this could impede the ability of the company to deliver long term financial performance for its investors.
Statement of Additional Information – January 1, 2026

Proportion of non-executive directors on the board
Difficult decisions that center on the best interest of shareholders arise from open and direct interplay between boards and company executives. It is important to have enough independent nonexecutive directors for an adequate diversity of views. We expect all widely-held companies to have a majority of independent directors.
For companies with controlling shareholders, we expect there to be a minimum of one-third of fully independent directors on the board.
Independence of non-executive directors
Independence of individual directors is valued, but a well-balanced board is valued above all. We will support non- independent directors when they bring skills, sector knowledge and other experience that justify their presence on the board, particularly where the appropriate balance of independence is maintained.
The criteria for the independence of directors draw on a variety of standards, including the Organisation for Economic Co-operation and Development (OECD) Principles of Corporate Governance, national corporate governance codes, listing rules, and guidance provided by the International Corporate Governance Network, among others. We favor a principles-based approach, which seeks to ensure that directors can act in the interests of the company and its shareholders. Companies should consider using the corporate governance report or annual shareholder meeting materials to explain the board evaluation process, and to justify the value that non-independent directors bring to the board. Non-executive directors should:
■
Not have close family ties with the company’s advisers, directors or senior employees;
■
Not serve as a board committee chair if they have served on the board for a period of time that may hinder their independence of thought;
■
Not hold cross-directorships or have significant links with other directors (see “Interlocking boards” below);
■
Not be major shareholders or representatives of any special interest group, including government representatives in cases of state ownership or representatives of affiliated companies;
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Have no significant commercial involvement with the company as professional advisers, major suppliers or customers;
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Not be entitled to performance-related pay, stock options, pensions, or benefit from large donations to charitable causes of their choice;
■
Not normally hold other directorships in companies in a closely-related industry so as to avoid potential conflicts of interest.
Interlocking boards
We seek to ensure that directors are not only independent from the company, but also of one another. We expect companies to disclose interlocking board relationships and to explain how the independence of individual directors is preserved when directors jointly serve on two or more of the same boards.ii
Extensive board service and independence
Prolonged membership on a board jeopardizes independence as directors may become close with management and overly invested in prior strategic decisions. Independence is critical to ensuring shareholders have adequate voice inside the boardroom. After a certain length of board service, directors may not be considered fully independent and it may be inappropriate for such directors to serve on committees, such as the audit committee, where absolute independence is a key requirement.
We recognize that there is no fixed time period where a director categorically loses independence. Nonetheless, we will leverage a respective country’s own regulatory requirement regarding independence where specified. Where the appropriate balance of independence is not met, we may take this into account in determining whether to support the re-election of long-standing directors where we conclude this could impede the ability of the company to deliver long term financial performance for its investors.
Independence of employee representatives
While a number of countries have legislation mandating a certain percentage of employee representatives on the board, we do not consider these individuals to be fully independent. Hence, we expect companies domiciled in countries with mandatory co-determination (the process by which employees elect their representatives to the board) or employee representation to ensure that the board and its committees have adequate representation of truly independent directors.
Competence, objectivity and renewal
Competencies and perspectives
A relevant and suitable range of skills and perspective is critical to the quality of the board, the strategic direction of the company, and its ability to generate long term investment performance for investors. We therefore encourage Companies to ensure a wide pool of potential candidates for board and management roles to ensure they draw on the richest possible competencies and experiences.
Statement of Additional Information – January 1, 2026

In all cases, candidates must be selected for their ability to oversee and enhance the long term-financial performance of the company. Boards should recruit members with the appropriate combination of skills and experience to meet this goal, whilst also considering how a mix of candidates, based on a range of relevant factors such as gender, race, ethnicity, national origin, education, personal experience or professional background may help to improve the board’s overall performance by encouraging more effective decision making.
As boards cannot be transformed overnight, we look for a statement that sets out the board’s approach to advancing an appropriate mix of people at the board, executive management, and company-wide workforce level that can help to enhance, the long term-financial performance of the company. We welcome disclosure of the board’s approach to enhancing long-term financial performance through its consideration of the relevant aforementioned factors and subsequent reporting on progress around its implementation.
Where disclosure of this nature is absent, without good reason, and we determine that this could impede the ability of the company to deliver long-term financial performance for its investors, we may take that into account in determining whether to support the re-election of nomination committee chairs or other relevant directors. As part of taking any such decision, we will consider any regulatory requirements and regional practices applicable in relevant jurisdictions.
Re-election of directors
To ensure that it retains an open and critical perspective, the board should be continually refreshed. For this reason, all directors should be required to submit themselves for re-election at regular intervals. We prefer to have all directors standing for annual election to strengthen the accountability of the board to shareholders. Failing that, we encourage the chair of the board, as well as the chairs of the audit, compensation and nomination committees to stand for annual re-election to strengthen accountability for the core functions of the board. We also believe that a minimum of one-third of board members should stand for election annually.
Nomination of directors
We strongly believe that a board nominating committee composed of a majority of independent non-executive directors is best placed to identify and put forward suitable candidates for the board. We expect companies to put forward only one candidate for each available position as an indication that the company is clear about the value each director brings to the board. We encourage companies to specify each candidate’s qualifications, experiences and skills that are of relevance and importance to the board’s oversight of company strategy.
Balanced composition
Where a nomination committee has not constructed appropriately balanced, independent boards, we may take this into consideration in deciding whether to vote for the election of the chair or members of the nomination committee, where we conclude this could impede the ability of the company to deliver long term financial performance for its investors. Indicators include: an over-reliance on long-standing members; an over-reliance on affiliated directors; and a lack of appropriate diversity characteristics, including gender, race, nationality, ethnicity, etc., that reflect the nature, scope and aspirations of the business.
Effective functioning of boards
Board size
In the case of a two-tier board structure, neither board should be large: between five and 10 members typically is appropriate. A unitary board normally should have between five and 15 members. In the case of overly large boards and in the absence of a commitment to reduce board size, we may take this into consideration in determining whether to support the election of the nominating or corporate governance committee chair if we conclude that this could impede the ability of the company to deliver long-term financial performance for its investors, unless a clear justification has been provided explaining the need for such a large board.
Two-tier boards
We are agnostic as to the merits of a two-tier board as opposed to a unitary board, and we recognize that a two-tier board structure is the norm in many markets. At the same time, we are aware that there can be challenges in communication between a supervisory board and a management board. Where there is more than one body forming the board, companies should maintain an effective mechanism for the various elements of the board to work together and should explain how this happens. This system should ensure the most effective use is made of all individuals involved so that the company can optimize the unique skills and experiences of their directors.
Board evaluation
Board evaluations are an important tool for improving board performance. All boards should implement an evaluation process that considers the effectiveness of the entire board, its committees, the contributions made by each member, including its systems for interaction between the board and company management, areas for improvement, and behaviors and overall board
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culture. The nominating or corporate governance committee may oversee the evaluation process and should report general findings and areas for improvement publicly to shareholders. Large or systemically important companies should leverage professional, independent assistance to facilitate evaluations on a periodic basis (typically every three years).
Board meetings & attendance
The board should meet at regular intervals to ensure effective oversight of the company. We regard six meetings per year as a minimum guidance, and often more frequent meetings are necessary.
We also expect directors to attend the annual general meeting (AGM), and to facilitate communication with the shareholders whom they represent. The company should disclose the attendance record of individual directors in the AGM report, as well as mechanisms for shareholders to communicate directly with the board. Where directors have poor attendance records or fail to accommodate ordinary course shareholder dialogue, we may take that into account in determining whether to support the election of directors.
Independent and non-executive director (NED) only meetings
NEDs should meet without executive board members present on a regular basis and when circumstances demand. They should also have at least one meeting per year to hold an unconstrained discussion away from day-to-day business matters. Ideally, this should be chaired by a senior or lead independent director, although the chair may be present (provided they are a non- executive). Conversely, in the case of two-tiered boards, supervisory boards should meet with executives on a regular basis to minimize the risk that NEDs could become marginalized from the business.
Training and mentorship
All directors should receive appropriate training when being onboarded. For example, the onboarding process could include assignment of a board mentor. Mentors are normally long- or medium-standing directors willing to take on the responsibility of providing ad hoc support and context for new directors.
All directors should regularly be provided opportunities to attend conferences, classes, or webinars to upskill and remain relevant. Such offerings may be an outcome of the board evaluation process or a request from directors or management directly. We encourage companies to develop regular director training plans.
Communication and accountability
The board should proactively and regularly make itself available for consultation with shareholders. To this end, boards should appoint a senior or lead independent director to fulfil a formal liaison role with key stakeholders. This is most important in cases where the CEO also holds the chair position, has executive responsibilities or was not independent on appointment.
Where appropriate, Independent and NEDs should be prepared to discuss matters of strategy, performance, risk, capital structure, standards of operational practice, and oversight of company specific matters relevant to financially material risks and opportunities.
3 Board committees
We encourage companies to move towards fully independent audit and compensation committees, as well as a nomination committee composed of a majority of independent directors. All board committees should report on their activities annually to shareholders (see section on “Reporting” below).
Audit
The audit committee provides an important safeguard for shareholders and for other stakeholders that rely upon the integrity of the report and accounts as a basis for their investing in the company.
The audit committee should consist exclusively of NEDs, all of whom should be independent, and consist of at least three individuals. At least one should have recent and relevant financial, accounting or audit experience, and all audit committee members should be financially literate. The committee should be responsible for assessing the effectiveness, independence, qualifications, expertise and resources of the external auditors (including the quality of audit) and oversee the process of review and issue of the accounts.
The audit committee should also be responsible for monitoring and approving related-party transactions and should ensure that any material related-party transactions do not disadvantage minority shareholders.
The audit committee is also responsible for publishing the annual audit report, which is essential for investors to evaluate the overall health of the business (see “Reporting” below). The audit committee report should provide meaningful disclosure on the committee’s work and the issues it has addressed. In the event of a significant restatement of accounts or material weakness in internal controls, we may not support the election of members of the audit committee who we consider have not fulfilled their duty to shareholders. We may also take this into account when considering whether to support the election of these directors to the boards of other unrelated companies.
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Compensation
The compensation (or remuneration) committee is responsible for setting the compensation of executive directors and senior executives and should coordinate with the company’s human resources function to develop a coherent and effective compensation strategy throughout the company. As a best practice we believe that compensation committees should consist exclusively of independent non-executive directors. We encourage compensation committees to engage in direct dialogue with shareholders when developing compensation policies. (See “4. Compensation” below).
The compensation committee must consult with other board functions to ensure that pay mechanisms are well aligned with strategic goals and the company’s appetite for risk. In particular, the compensation committee should work with the board and its committees to determine the appropriate balance in the allocation of profits to employees as incentive payment, to shareholders as dividends, and for retention or reinvestment in the business itself.
The committee’s fiduciary duty is also to ensure that the amount of payment to management is fair and appropriate. Finally, the committee should be attentive to compensation across the company to ensure management is delivering on strategic priorities, especially those that enhance shareholder returns, and managing risk effectively.
Where we conclude there are significant concerns with the committee’s decision making, or that issues we have identified with pay policies and practices remain unaddressed, we may take this into consideration in determining whether to support the election of the chair and/or members of the compensation committee if we determine such concerns could adversely impact the company’s ability to deliver long-term financial performance for shareholders.
Nomination
A nomination committee should oversee all board and senior executive appointments. Normally it should be a committee of independent non-executive directors and the board chair. In certain instances, it may be appropriate for the committee to leverage management’s advice. Although we prefer a fully independent committee, we recognize that a non-independent director or representative of a large shareholder may be appropriate in some circumstances.
Corporate governance
We recognize that companies may choose to have the nominating committee or a specific corporate governance committee responsible for corporate governance practices and procedures. Regardless of the structure, the committee should monitor emerging regulatory and industry standards, strive to achieve global best practice, and should consult with shareholders to understand investor expectations.
Corporate responsibility and sustainability
We believe that committees with responsibilities related to oversight of corporate responsibility, ethics or sustainability prudent for purposes of risk management. For example, for large companies that may be exposed to significant such risks, such committees are essential in our view to protecting shareholder value and managing reputational risk.
Business ethics
Whether it is through a committee such as the audit committee or a general board review, it is important that the board affirm its responsibility for reviewing internal business ethics systems, practices, and processes.
4 Compensation
Levels of compensation and other incentives should be designed to promote sustainable, long-term shareholder value creation and reflect the executives’ work and contribution to the company. No director should be involved in setting their own compensation. Given the consistent upward trend in total compensation, we expect careful usage and robust justification of benchmarks. We also wish to see comprehensive disclosure of performance targets as well as actual performance against pre-set targets. We expect justification of base pay levels awarded, and that a significant proportion of total compensation be variable and subject to appropriately challenging performance conditions. We do not set guidelines for levels of compensation beyond the principles mentioned below.
Level of pay
We expect boards to demonstrate an understanding of (and sensitivity to) the views and expectations of shareholders and other key stakeholders, such as employees, when setting executive pay.
Relationship to strategy and risk
We expect companies to demonstrate the alignment of their compensation policy with their overall business strategy and planning. Performance metrics should relate to the company’s articulated strategy and risk tolerance. Targets should be constructed to align executive incentives to the interests of long-term shareholders and should not create incentives for executives to undertake short-term risks that might imperil sustainable long-term performance. We advocate for risk-related preconditions to bonus awards to ensure inappropriate incentive payments are not awarded in the event the company’s financial strength or credit quality deteriorates.
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Disclosure
We seek appropriately detailed disclosure of board and management compensation packages (See “Compensation committee report” below). The purpose of the compensation report should not simply be related to compliance, rather it should be to enhance investors’ understanding of the committee’s practices, processes, and goals around compensation.
Following the award of the bonus, companies should provide a meaningful analysis in the compensation report of the extent to which relevant targets were met. The compensation report should be written in plain language and include the tax implications for the company.
At a minimum, the compensation of all directors, including all nonexecutive and executive directors, should be disclosed individually. We look for banded disclosure of those individuals at sub-board level who make a significant contribution to the company.
Executive contracts and pensions
Prior to employment contract agreements, companies should actively consider the potential rewards concerning severance in the event of inadequate performance and clarify the performance conditions under which such severance benefits are to be payable. We encourage companies to seek mitigation in case a director has taken up employment elsewhere and to adjust the length and size of any payments accordingly. We recommend that companies make larger severance packages the subject of a shareholder vote.
Share schemes/ share compensation arrangements
We believe that strict guidelines should be observed regarding the issue, or potential issue, of shares for incentive schemes (also known as equity-based compensation plans) both as to the proportion of shares issued and to the rate at which these are issued each year. For us to accept large share schemes, the commercial drivers must outweigh the dilutive impacts. If the company does not provide sufficient disclosure regarding the details of such schemes, we may take this into consideration in deciding whether or not to vote in favour of them, where we conclude that the operation of such schemes could impede the ability of the company to deliver long-term financial performance for investors.
Equity incentive plans
We support the principle of motivating and rewarding executives through the granting of equity incentives.
Performance targets for equity incentive plans should be clearly disclosed and challenging. One-off equity awards should include robust disclosure in the form of justification and procedure (i.e., how the board determined the award). However, overall compensation packages should reflect a range of performance.
Generally, we believe executive pay plans should reflect a balance of financial, operational, and relative performance targets. We strongly believe that exceptional performance over a significant period merits an exceptional level of compensation. We oppose retesting of performance conditions and may withhold support of compensation plans where the compensation committee has used its discretion to relax any performance targets previously approved by shareholders.
One-off equity awards should include robust disclosure in the form of justification and procedure (i.e., how the board determined the award). However, frequent use of exceptional awards raises questions over the adequacy of the overall compensation strategy and effectiveness of succession planning. We will take particular care when reviewing equity awards granted for the purposes of recruitment or retention when such awards are not linked to meaningful performance targets.
We encourage the inclusion of environmental and social factors in performance bonus payments where they could have a material impact on shareholder returns. We also expect a discussion of the process undertaken by the company to identify the factors it considers relevant to the delivery of long-term shareholder value and why it considers those factors relevant.
Holding periods, vesting and malus/clawback policies
Bonus payments and long-term incentive schemes should be structured to reward long-term growth in shareholder value and be subject to performance-vesting conditions. We encourage companies to include deferred shares as a portion of short-term bonuses. Longer-term incentive plans should be fully share based, and vesting periods should extend from at least three to five years or longer. We also encourage companies to require longer-term holding periods post vesting. The compensation committee should maintain a malus authority to withhold all or part of performance-based pay from executives before it has vested in cases where it deems it appropriate. The compensation committee should also have clawback authority to recover sums already paid out to executives. This might occur following a significant restatement of accounts, where previously granted awards were paid on the basis of inaccurate figures, or where the long-term outcomes of a specific strategy result in significant value destruction for shareholders.
Employee ownership
Widespread employee ownership can contribute positively to shareholder value, as it further aligns employees’ interests with those of shareholders. Such devices should not, however, be instituted as anti-takeover devices, and should be included within company-wide dilution limits.
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5 Audit, risk and control
We recommend that the independent members of the audit committee meet on a regular basis with the company’s auditors and without company management. This may enable a better flow of information between auditors and the board.
Appointment of auditors
The auditors’ performance and appointment should be reviewed periodically. Where the same firm remains as auditor for a period of time, there should be a policy of regular rotation of the lead audit partner. We believe that systematic rotation of audit firms is both desirable and in the best interests of shareholders.
We expect audit quality to be the main consideration in the selection of the auditor and expect that shareholders should be given the opportunity to vote on the appointment and payment of auditors.
Auditor liability
We recognize the disproportionate risk that joint & several liability may place upon audit firms. However, we will only consider supporting arrangements to cap auditor liability in exceptional circumstances (e.g., where the risk of a catastrophic and disproportionate claim can be demonstrated).
Fees paid to a company’s auditors in addition to audit fees
Companies should disclose when auditors carry out consultancy work in addition to auditing the company and the audit committee should consider whether there is a risk that an auditor’s impartiality may be jeopardized. The range, nature and tendering process for any such non-audit work should be supervised by the audit committee, whose responsibilities in this area should be fully disclosed. We may consider this in deciding whether to support the re-appointment of the auditor or payment of auditor fees when voting at AGMs if we conclude that such fees may act to impede auditor independence.
Related-party transactions
Many companies are involved in material related-party transactions, which represent a significant risk to shareholders. This risk is mitigated in companies with fully independent audit committees whose responsibility it is to ensure that such transactions are conducted on the basis of arm’s-length valuations. We strongly encourage companies to use such committees for scrutiny, and to secure prior shareholder approval for material related-party transactions.
In the circumstance of continued concerns, we recommend that each company disclose any shareholdings that its controlling shareholders may have in other companies or investment vehicles that have a material interest in the company.
Risk management
The board as a whole is responsible for defining a company’s risk tolerance relative to its strategy and operations—it is also responsible for monitoring the company’s performance relative to defined risks. Financial, operational, and reputational risks that are relevant to the company’s business and performance should be included in this oversight, including material ESG risks.
Depending on the size and complexity of the company, a standalone risk management committee may be warranted.
6 Shareholder rights
While the precise nature and scope of shareholder rights vary across jurisdictions and many related aspects of our expectations are touched upon in other parts of these guidelines, a number merit direct mention:
Liaison with shareholders
Board and management teams should be ready, where practicable, to engage in dialogue with shareholders based on an understanding of shared objectives. They should also be proactive in making sure important news is imparted, subject to appropriate inside information procedures, and should react helpfully to investor inquiries.
In investment meetings with shareholders, companies should be prepared to address relevant corporate ESG issues.
Issuance of Shares
We respect a company’s right to issue shares to raise capital. However, share issuance should be strictly limited to that which is necessary to maintain business operations and drive company strategy. We will not support requests to increase authorized share capital that exceed 50% of existing capital, unless specific justification has been provided (e.g., to complete a strategically important acquisition or undertake a necessary stock split).
Pre-emption Rights
We believe that pre-emptive rights for existing shareholders are essential. Shares may be issued for cash without pre-emptive rights or for compensation purposes, subject to shareholder approval. Companies should adhere to strict limits for issuing new shares as a proportion of the issued share capital. Furthermore, they should also be subject to flow rates, where appropriate.
Share repurchases
We expect companies to repurchase shares in the market when it is advantageous for the company and its shareholders.
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Authority to repurchase shares should be subject to shareholder approval.
Controlled companies and share classes with differential voting rights
We favor a share structure that gives all shares equal voting rights. We do not support the issue of shares with impaired or enhanced voting rights.
Where differential voting structures exist, this structure should be transparently disclosed to the market. In the case of controlled companies, we will review any request to issue shares with enhanced voting rights to determine why these are necessary and how they will reflect the interests of minority shareholders. We support the principle of one share, one vote, and encourage companies to take steps to eliminate differential voting structures over time or prevent their introduction. Where there are unequal voting rights, we encourage clear and comprehensive disclosure of a timeline regarding the retirement of unequal voting structures (otherwise known as sunset provisions).
Voting caps
We oppose voting caps in principle and believe that all shares should be entitled to full voting rights irrespective of the holding period. However, we recognize the widespread use of voting caps in certain markets, and the benefits accruing to shareholders not subject to a cap. Therefore, at a minimum, we expect companies to clearly disclose any caps and encourage them not to introduce new caps while phasing out existing caps over time.
Mergers and acquisitions, spin-offs and other corporate restructuring
We expect boards to conduct thorough due diligence prior to pursuing any merger or acquisition and to maximize shareholder value in any deal.
Where major transactions are not subject to shareholder approval, companies should consider the views of their major shareholders, subject to regulatory constraints and shareholders’ policies concerning insiders.
We consider the ESG risk implications of any corporate activity as part of the assessment of such activity, particularly in high-impact industries. We also expect the board to evaluate any potential ESG risks or liabilities of any business combination, including supply chains.
Poison pills
We regard artificial devices to deter bids, known as poison pills, as inappropriate and inefficient unless they are strictly controlled and very limited in duration. We believe that any control-enhancing mechanism or poison pill that entrenches management and protects the company from market pressures is not in the interests of shareholders.
Pension and other similar significant corporate liabilities
Companies should be aware of, and report to shareholders on, significant liabilities such as those arising from unfunded or underfunded pension commitments. The extent of the liability should be reported, and the plans put in place to cover the deficit should also be reported within a reasonable timeframe for action. The principal assumptions used in calculating amounts should form part of this disclosure. Other significant liabilities could include – among others – operational risks that the company faces. The company should provide some indication of how these risks could result in “contingent liabilities.”
Shareholder resolutions
We consider all shareholder resolutions that appear on the ballot and vote in accordance with our view of the long-term economic benefit to shareholders taking into account whether such resolutions may be too prescriptive and consequently, could impede a company’s management determining how best to operate its business. In considering any shareholder resolutions, we will review company and outside data and information, assess peers for benchmarking and consider the proponents’ and company’s arguments in full.
7 Reporting
Companies should have meaningful and transparent disclosure so that investors can obtain a clear understanding of all important and relevant issues. The annual report should provide a full review of the business model and strategy; key performance indicators used to gauge how the company is progressing against its objectives; principal (material) risks and any significant factors affecting the company’s future performance, key achievements; and standards followed during the accounting period.
In all markets, we favor reports that are:
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Comprehensive, covering the strategic direction of the business and all material issues, including any significant changes in the regulatory context and key ESG issues;
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Balanced, with even-handed treatment of both good and bad aspects of a company;
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Transparent, with narrative text that leverages plain language, and accounting notes that provide investors with a full understanding of the circumstances underlying the reported figures;
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Underpinned by Key Performance Indicators (KPIs) that drive business performance, are comparable over time, and are supported by detailed information on how they are calculated;
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Consistent and joined-up with other company reporting, including the compensation policy and corporate social responsibility or sustainability reporting.
Directors
Adequate biographical information on the directors should be provided for shareholders in advance of the AGM. This should include information about directors’ qualifications and experience, term of office, date of first appointment, level of independence, board committee memberships and other personal and professional commitments that may influence the quality of their contribution and independence (e.g., other directorships, family and social ties, and affiliations with related companies or organizations). For all newly appointed directors, we encourage disclosure of qualifications, experiences and skills that are considered by the board to be of relevance and importance to its oversight of company strategy. To this end, we encourage disclosure of a clear and concise board skills matrix in the proxy voting materials and annual report.
Nomination committee report
The committee should report annually on its activity and the report should provide a detailed discussion of its process for identifying and appointing executive and non-executive directors, including the processes it employs to ensure board membership reflects an appropriate cultural, educational, and professional backgrounds and personal experience. Where necessary, the report should include a thorough discussion of the board’s view of the independence of certain members. The report should also include a robust description of the board evaluation process, cadence, and outcomes (including strengths and opportunities identified).
Audit committee report
The audit committee should report on its conduct during the year and, in particular, any specific matters of judgement relating to the application of accounting principles or the scope of the audit. It should also comment on the process for ensuring the independence of the auditors and for evaluating the impact of non-audit work. The audit committee report should include a narrative description of any related-party transactions, with reference to how these might impact the interests of minority shareholders. Any qualification of the audit statement and all matters raised in the auditor’s report must be fully explained.
System of internal controls and risk management
If the audit committee’s remit includes risk management, the audit committee report should also address the board’s oversight of enterprise-wide risks. Either as part of the audit committee report or a standalone report, the company should explain the results of the board’s review of internal controls, including any identified (or potential) weaknesses in internal controls and how the board plans to respond to these.
Compensation report
We expect all companies to publish an annual compensation report in line with international good governance standards. Good compensation reporting outlines a company’s overall philosophy and its policies and formulas for determining annual, short- and long-term pay. We look for compensation reports to break down fixed versus variable pay and to clearly align total pay packages with long-term shareholder value. The compensation report should clearly disclose specific long-term performance targets and total potential pay-outs.
If short-term performance targets cannot be disclosed due to commercial sensitivity, we expect retrospective disclosure of short- term targets and of actual performance against these targets.
We recommend that all companies put the compensation report to a shareholder vote and encourage compensation committee members to actively consult their shareholders prior to the AGM.
Sustainability reporting
We encourage companies to report on any significant ESG risks and opportunities in their annual reports including the systems in place to manage these risks. This may be supported by more detailed disclosure in a separate corporate social responsibility or sustainability report.
Code of corporate governance
Companies should provide a full and clear statement of all matters relating to the application of the provisions of the relevant national code of corporate governance. The way the provisions are put into effect should be clearly discussed. Any deviations should be supported by meaningful explanations.
Code of conduct
Companies should maintain a code of conduct reflecting corporate values and promotion of ethical business practices. Such codes should address business-critical compliance issues including anti-corruption practices.
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Reincorporation in a tax or governance haven
To the extent a company has reincorporated in a new legal jurisdiction, we will evaluate all relevant factors that may have an impact on the performance and value of the company in determining whether to support such resolutions. Aggressive tax strategies, even if structured legally, can pose potentially significant reputational and commercial risks for companies.
We expect boards to ensure the company’s approach to tax policy is both prudent and sustainable. To that end, we therefore expect companies to disclose how the board is providing such oversight. Companies should provide a suitable amount of information for investors to understand their tax practices and associated risks.
Listings
Companies that are listed on an exchange should comply with the rules and listing requirements of that exchange.
Shareholder resolutions and access to the proxy statement
Shareholder resolutions represent the exercise of a key shareholder right and may encompass a wide range of issues. We encourage companies to engage in constructive dialogue with shareholders and other key stakeholders. Where engagement is unsuccessful, we support shareholders’ right to submit a shareholder proposal for consideration by all investors. In these instances, companies should behave respectfully by communicating promptly and fully with shareholders while refraining from obstructing the process. The board should provide a full and reasoned response to any shareholder proposal on the ballot. We consider support for shareholder resolutions where the long-term economic benefit to shareholders is evident. We may incorporate into our decision whether a shareholder resolution is binding in nature or advisory (non-binding) in applying the above considerations.
8 Social and environmental factors
Environmental and social factors can present serious risks to corporations and their ability to generate shareholder returns. A well-run company should, therefore, have formal systems to identify, assess and manage significant risks associated with financially material environmental and social factors. Companies should publicly disclose such factors on a regular basis and detail any management-related strategies and targets.
Disclosure should cover both direct operations and, where relevant, the policies applied to their supply chains. Companies should make appropriate and integrated disclosures reflecting touch points to their strategy, research and development, capital expenditures, operational performance, and commercial aspirations.
In general, we evaluate environmental and social proposals, whether advanced by management or shareholders, based on the relevance of the issue to the company and the desirability of the specific action requested in the proposals to advance long-term shareholder value. We recognize that some proposals may identify important company risks even if the proposal is poorly constructed. In such cases, we encourage companies to identify, mitigate and report on their respective risk management approach effectively. Different approaches to environmental, social, and governance proposals are applied across investment portfolios with a specific ESG orientation (such as a Net Zero commitment), in line with the client requirements. This includes our sustainable and responsible fund ranges, all EU SFDR Art 8 and Art 9 funds, all FCA SDR labelled funds, and our reo® clients.
Environmental and social management
Companies should determine how financially material environmental and social risks and opportunities are addressed via their core business strategy. As part of this process, companies should proactively identify, assess and manage those risks and opportunities, as well as implement robust sustainability governance frameworks to promote accountability and ensure effective oversight. We expect companies to align their disclosure of environmental and social policies, management systems and performance according to internationally accepted standards. We also expect companies to quantify impacts from environmental and social factors and set targets to mitigate and manage material sustainability risks and impacts.
Where we conclude that companies’ responses to involvement in significant environmental or social controversies could result in an adverse impact on their ability to deliver long-term financial performance for investors, we will consider this together with other relevant factors in deciding whether to support management resolutions.
We may vote in favor of shareholder resolutions seeking improvements in reporting and/or management of environmental or social practices where we have concerns, acting in the best economic interest of our clients, or improvements are proportionate to the risks faced, and are not so prescriptive as to inhibit the ability of management to run the company’s business effectively on a day-to-day basis.
Climate change
We recognize that climate change and the global transition to a lower-carbon economy present both risks and opportunities to businesses. We are supporters of both CDP (formerly, the Carbon Disclosure Project) and the recommendations of the Taskforce
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on Climate Related Financial Disclosuresiii and expect to see companies report climate risks and strategy against the proper standards and frameworks. We also support company efforts to implement net zero targets; however, the company should disclose specifics as to how they will accomplish this.
Some companies may be exposed to business risks stemming from the effects of climate change either directly via their business operations, regulations, changing consumer demand or through supply chains. Where these are financially material risks, companies should describe how their business strategy incorporates climate risk and ensure adequate disclosure.
Where companies in high-impact sectors—e.g., those requested to disclose to CDP Climate Change—fail to provide investment relevant climate disclosure or do not have a robust climate change risk management strategy.
We will make use of investor tools such as our own proprietary net zero tool as well as engagements we have conduct to assess whether companies are aligned with best practice in their markets.
Biodiversity
Loss of biodiversity degrades ecosystems which underpin the Earth’s ability to provide regulating, provisioning, cultural and supporting ecosystem benefits. For companies in sectors with high biodiversity impact that fail to provide appropriate disclosure (e.g., CDP Water Security and/or Forests disclosures), we may take this into account in considering whether to support certain management resolutions where we think this could impede the ability of the company to deliver long term shareholder value.
Sustainability and integrated reporting
A company’s recognition and management of financially material environmental and social exposures and related disclosures provides shareholders with an additional lens through which to assess the quality, leadership, strategic focus, risk management and operational standards of practice of the business.
Disclosure of significant environmental and social risk factors should be included in the annual report. Certain high risk or high impact operations that are of substantial interest to investors and the public may require modular reporting alongside reporting that aggregates all company activity. We recommend disclosure in line with internationally accepted standards of best practice which enhances our understanding of a company’s ability to create and sustain value in the short, medium and long term.
Audit of social and environmental management systems
We appreciate that auditing and assurance practices for environmental and social systems require further development; nevertheless, we consider third-party auditing of sustainability reports to be best practice. We encourage companies to move towards third-party verification.
Labor practices and standards
Companies may incur significant risks because of the employment practices of their own operations and those of their suppliers and sub-contractors. Codes of conduct that address such risks and include detailed and effective procedures for their supply chain are usually in companies’ best interests.
Where there is cause for concern, we favor codes based on internationally recognized standards (e.g., core conventions of the International Labour Organization), independent monitoring or auditing of implementation, and reporting of aggregate audit results. We look for regular, public reporting on code implementation.
Human rights
Companies may incur extraordinary risks to their operations, staff, or reputation as a result of operating in conflict zones or in locations at risk of human rights abuses. Risks may also be encountered via supply chains when primary product inputs are sourced from at-risk areas. Where there is cause for concern, we will consider supporting shareholder resolutions asking companies to develop and implement policies and management systems addressing human rights and security management. These policies should reflect internationally recognized standards (e.g., United Nations Universal Declaration of Human Rights) and should apply to suppliers and sub-contractors.
Severe human and labor rights issues often affect the most vulnerable communities and can represent a threat to reputational and operational corporate performance. They are referenced in various international standards and conventions and are linked to existingiv or evolvingv regulations that issuers may be subject to.
We believe that effective mitigation of these issues can contribute to sustainable long-term value creation by the companies in which we choose to invest. At companies identified as being most at risk with insufficient mitigation strategies.
Political and charitable donations
Charitable and political donations should be consistent with the company’s stated strategy. (See “Reporting” above). We recommend that the board provide ultimate oversight for political donations and related activity. Furthermore, we believe that companies that undertake charitable giving should have transparent policies and undertake charitable giving programs with due regard for the interests of shareholders and key stakeholders.
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Environmental stewardship
Companies should determine how key environmental risks and opportunities fit into their core business strategy. As part of this process, companies should identify, assess, and manage their environmental impacts. This may include minimizing key environmental impacts, reporting on environmental management systems and performance, and discussing related financial impacts. Areas of increasing business interest include energy use, emissions, water, waste, and the utilization of natural resources.
9 Voting matters
Annual general meetings
Although we supported company efforts to hold virtual-only AGMs during the initial stages of the COVID-19 pandemic, we encourage a return to physical annual meetings of the shareholders that are supplemented with a robust and accessible virtual (or hybrid) option. If the company decides to provide a hybrid meeting, shareholders joining virtually should be provided the same treatment and transparency as those attending in-person.
Vote disclosure
We expect companies to disclose the voting results of their general meetings, both at the meeting and on their websites. This should include a detailed breakdown of votes for and against, as well as abstentions.
In the spirit of transparency, we also make available to both our institutional and retail fund customers, as well as to the public, a comprehensive record of our voting by publishing all our votes and comments on our website vi. A summary of our voting statistics can be found in our annual Stewardship report.
Shareblocking
We believe that shareblocking—the practice of preventing shares from being transferred for a fixed period prior to the vote at a company meeting—discourages shareholder participation and should be replaced with a record date. Where shareblocking exists, we will follow client policy and may be prevented from voting because of concerns about failed trade settlements and extraordinary cost to clients.
Electronic voting and of use proxy advisory services
We typically exercise voting rights electronically. We currently vote using ProxyExchange, the electronic voting platform provided by Institutional Shareholder Services (ISS). We do not follow ISS vote recommendations, except as provided for in our Conflict of Interest Policy or if instructed by clients. Instead, ISS assists us though pre-populating our vote instructions in accordance with our vote policies. Our Responsible Investment team reviews a proportion of meetings based on an internal prioritization model.
Position on abstentions
Our standard voting approach is to either vote for or against resolutions where these options are available to shareholders.
However, there are cases where we consider abstaining to be appropriate—for example, where company practices have improved significantly but do not fully meet our expectations.
With respect to shareholder resolutions, we may abstain in cases where we agree with the broader issue highlighted but do not agree with the way in which the resolution prescribes change.
Additional soliciting materials
If we become aware that an issuer has filed additional soliciting materials prior to a proxy vote submission deadline, then we endeavor to review and reflect those in the application of our voting policy where: (a) the submission is published at least five days prior to our earliest client vote cut-off; and (b) the enclosed information is considered to be material towards impacting our voting position.
Stocklending
We observe that stock lending is a widespread market practice involving the sale and contractually pre-agreed repurchase of a stock. We believe that stock lending is an important factor in preserving the liquidity of markets and in facilitating hedging strategies; it can also provide investors with a significant additional return on their investments as the sale repurchase transaction may include a profit margin. Importantly, however, if the term of the instrument coincides with an annual or extraordinary general meeting, the transfer of the voting right impairs the ability of the underlying shareowner to exercise their voting rights. In rare instances, this has led to abuse, where borrowers have deliberately entered into transactions to sway the outcome of a shareholder vote without any intention of owning the stock long-term. We consider the balance struck between stock lending and voting to be a matter for individual decision making by clients.
Statement of Additional Information – January 1, 2026

Record dates
We recommend that a record date be set a maximum of five working days prior to AGMs for custodians and registrars to clearly establish those shareholders eligible to vote. This will give time for all relevant formalities to be completed and serves the same purpose as shareblocking without the disruptions noted above.
Voting systems
All companies should conduct voting by poll, rather than relying on a show of hands.
We believe that shareholders have the right to appoint any reasonable person as proxy to vote their shares, either in person or electronically.
We encourage the introduction of electronic voting systems that are accurate and provide an effective audit trail of votes cast.
Bundled resolutions
Resolutions put to company meetings should cover single issues, or issues that are clearly interdependent. Any other practice potentially reduces the value of votes and can lead to opposition to otherwise acceptable proposals. We will normally oppose resolutions that contain such inappropriately bundled provisions.
Any other business
We expect to vote on resolutions where the content has been made clear to shareholders and is in the interests of the company and its shareholders. Where a resolution invites shareholders to vote on “any other business,” we will systematically vote against.
Political and charitable donations
We welcome the opportunity to vote on company donations if material. With respect to donations to political parties or to organizations closely associated with political parties, we believe the board is best positioned to oversee the appropriateness of such spending and should review as often as is necessary to ensure congruency with both corporate strategy and values.
Amendments to Articles
We are generally unsupportive of amendments to the articles of incorporation which limits the liability of company officers.
Endnotes:
i
The following guidelines do not apply to Pyrford International Limited.
ii
Such interlocking relationships can raise concerns when there is an imbalance of power between the two directors.
iii
https://www.fsb-tcfd.org/publications/final-recommendations-report/.
iv
UK Modern Slavery Act, OECD Guidelines for Multinational Enterprises.
v
EU corporate mandatory human rights due diligence, Swiss mandatory human rights DD (focus weapons), German Supply Chain Code.
vi
See vote disclosure webpage here.
Statement of Additional Information – January 1, 2026

APPENDIX C — DESCRIPTION OF STATE RISK FACTORS
The state tax-exempt and state municipal bond Funds invest primarily in municipal securities issued by a single state and political sub-divisions of that state. Each state tax-exempt and state municipal bond Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This exposure to factors affecting a state’s tax-exempt investments will be significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities in a given state, the Funds may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, the Funds and other accounts managed by the Investment Manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may focus on a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the values of shares of funds that invest more diversely. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including among others, the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will be particularly sensitive to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.
Certain events may adversely affect investments within a particular sector in a state. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, or lower demand for the services or products provided by a sector. Investing mostly in state-specific, tax-exempt investments makes the Funds more vulnerable to the relevant state’s economy and to factors affecting tax-exempt issuers in the state than would be true for more geographically diversified funds. These risks include, among others:
■
the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;
■
natural disasters, public health crises and ecological or environmental concerns;
■
the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;
■
the inability of an issuer to pay interest on or to repay principal or securities in which the funds invest during recessionary periods; and
■
economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.
State Specific Information
The following discussion regarding certain economic, financial and legal matters pertaining to the states, U.S. territories and possessions referenced below, and their political subdivisions is drawn from the documents indicated below and does not purport to be a complete description or a complete listing of all relevant factors. More information about state specific risks may be available from other official state resources. The information has not been updated nor will it be updated during the year. The Funds have not independently verified any of the information contained in such documents and are not expressing any opinion regarding the completeness or materiality of such information. The information is subject to change at any time. Any such change may adversely affect the financial condition of the applicable state, U.S. territory or possession.
Estimates and projections, if any, contained in the following summaries should not be construed as statements of fact; such estimates and projections are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved. Discussions regarding the financial condition of a particular state or U.S. territory or possession may not be relevant to Municipal Obligations issued by political subdivisions of that state or U.S. territory or possession. Moreover, the general economic conditions discussed may or may not affect issuers of the obligations of these states, U.S. territories or possessions.
Statement of Additional Information – January 1, 2026

California
Unless otherwise noted, the following information has been obtained from disclosures contained in the Official Statement, dated April 2, 2025, for the $1,213,510,000 State of California Various Purpose General Obligation Bonds.
Current Economic Condition.
The State of California’s (“California”) economy accounted for nearly 14.4 percent of the U.S. Gross Domestic Product (“GDP”) in 2023, the latest year for which data was available, and remained the fifth largest economy in the world in 2023, with a GDP of nearly $3.9 trillion. The state has a diverse economy with major components in high technology, trade, entertainment, manufacturing, government, tourism, construction and services.
California is by far the most populous state in the nation, with an estimated 39.2 million residents as of July 2024. Its population is approximately 8.1 million larger than that of the second most populous state (Texas), and California contains approximately 12 percent of the total U.S. population. The state’s population increased slightly in fiscal year 2023-24 (from 39.12 million to 39.17 million), and the state’s population is projected to continue to grow marginally over the long term, although more slowly than in the past, to reach 41.2 million residents by 2070.
While the pace of job growth nearly halved from 2022 to 2023, California recovered all of the over 2.7 million non farm payroll jobs lost at the onset of the COVID-19 pandemic in March and April 2020 by July 2022. California added on average 15,000 nonfarm jobs monthly during 2024. That was higher than the monthly average gain of approximately 12,900 jobs in 2023, but about half the monthly average gain of 29,800 nonfarm jobs from 2015 to 2019. The state’s unemployment rate fell to its record low 3.8 percent in August 2022 and had increased nearly 1.5 percentage point to 5.3 percent by September 2024. The state’s unemployment rate is projected to remain at around 5.3 percent through early 2025 as current tight financial conditions soften the labor market. The annual average unemployment rate is projected to moderate from 5.3. percent in 2024 to 4.7 percent by 2028. California’s labor force is projected to grow at a rate of 0.3 percent in 2024 and 2025, before growing at a slightly higher rate of 0.4 percent beginning in 2026, partially due to revised population projections, especially for working-age individuals between the ages of 16-64.
Tariffs of the size and scale proposed by the new federal administration would most likely be highly inflationary and may lead the Federal Reserve to pause interest rate cuts or reverse course and start raising rates again. Starting March 4, 2025, 25 percent tariffs on imports from Canada and Mexico took effect as will doubling of the previously announced 10 percent universal tariffs on all goods from China. China retaliated by imposing 15 percent duties on U.S. coal and liquefied natural gas products, and a 10 percent tariff on crude oil, agricultural machinery and large-engine cars that it imports from the U.S. Additionally, the new federal administration imposed a 25 percent blanket tariff on all steel imports and increased tariffs on aluminum imports to 25 percent, from the original 10 percent tariff imposed on March 28.
These tariffs, other tariffs and other potential trade disruptions could create supply chain issues such as those caused by shutdowns of facilities during the COVID-19 pandemic. These effects could potentially reduce wages and employment in the short run and could trigger a change in the business model of companies that until now have based significant investment decisions on the assumption of generally free global trade.
State Budget. (Information obtained from the State of California Budget Report enacted June 27, 2025)
In June 2025, the fiscal year 2025-26 Budget Act was enacted. It includes projections of fiscal year 2025-26 General Fund revenues, expenditures, and reserves. The Budget estimates General Fund revenues of $215.733 billion, a decrease of $11.012 billion (4.9 percent) from fiscal year 2024-25 revenue estimates. General Fund expenditures for fiscal year 2025-26 are budgeted at $228.366 billion, a decrease of $5.211 billion (2.2 percent) compared to the fiscal year 2024-25 estimates. The Budget includes $17.633 billion in estimated combined reserves, which is comprised of $13.07 billion in the Budget Stabilization Account for fiscal emergencies, $3.509 billion in the state’s operating reserve, and $1.054 billion in the Public School System Stabilization Account.
There are other budget risks to the state’s General Fund, such as potentially unfavorable changes to federal policies, the uncertain impact of changes in federal tax law and trade policy and significant unfunded liabilities of the two main retirement systems managed by state entities, the California Public Employees’ Retirement System (CalPERS) and the California State Teachers’ Retirement System (CalSTRS). California continues to be committed to further reduce the unfunded pension liabilities and retiree health care cost liabilities (also called other postemployment benefits or OPEB). As of the 2025-2026 Governor’s Budget, the Department of Finance projected the supplemental pension payment will save an estimated $5.7 billion (net of principal and interest on the loan) in state contributions to CalPERS from all state funded sources through fiscal year 2037-38. The amount of estimated savings allocable to each such fund will generally be proportionate to its share of the payments on the loan. Approximately half of the total loan payments are expected to come from the General Fund.
California also has a significant unfunded liability with respect to other post-employment benefits (OPEB). Strategies to prefund these costs were established in 2015.
Statement of Additional Information – January 1, 2026

California has historically been susceptible to wildfires and hydrologic variability. However, as greenhouse gas emissions continue to accumulate, climate change will intensify and increase the frequency of extreme weather events, such as coastal storm surges, drought, wildfires, floods and heat waves, and raise sea levels along the coast. Over the past several years, the state has already experienced the impacts of climate change through unprecedented multi-year drought, flooding, and unprecedented wildfires, such as the significant Los Angeles wildfire events of January 2025. The specific timing and severity of future fiscal impacts of climate change on the state budget is difficult to predict but could be significant. The state is in the process of implementing various resilience measures to reduce the impacts of climate change, including significant investments in wildfire prevention, water infrastructure projects, and workforce development towards more sustainable industries. Although the state has committed tens of billions of dollars in recent years from a combination of funding sources such as the General Fund, bond funds, and special funds, the ability of the state to take actions to mitigate any future fiscal impact of climate change on the state budget is limited, and there can be no assurances that the current or any future resilience measures will be effective in materially mitigating the impact of climate change on the state.
There can be no assurances that adverse changes in the state or national economies or in state or federal policies will not materially adversely affect the financial condition of the California’s General Fund.
Real Estate and Housing. (Information obtained from the State of California Annual Comprehensive Financial Report for the fiscal year ended June 30, 2023)
The California real estate market continued to experience a downshift in June 2023 as a result of the rise of interest rates. The median price of homes in California was $837,850 as of June 2023, a slight decrease of 2.4% from the prior year and a nominal increase of 2.2% over a two-year span. The national median home price decreased by 0.9% from the prior year to $410,100 in June 2023. The housing market saw 30-year fixed income mortgage rates rise to an average of 6.7 percent in June 2023, compared to 5.5 percent in June 2022. This impacted sales of existing single-family homes, which were down 19.7 percent from June 2022. New active listings declined 34 percent, the largest year-over-year decrease since May 2021. New California privately owned residential units also decreased during the 2022-23 fiscal year by approximately 14,199 units. Despite the dampening of the housing market as a result of high home prices and rising interest rates, the market could see some improvement as buyer demand stabilizes, inflation subsides, and mortgage rates and housing supply conditions improve.
Long-Term Debt. (Information obtained from Official Statement, dated April 2, 2025, for the $1,213,510,000 State of California Various Purpose General Obligation Bonds)
As of January 1, 2025, California had approximately $79.3 billion of outstanding general obligation bonds and lease revenue bonds payable principally from the state’s General Fund or from lease payments paid from the operating budget of the respective lessees, which operating budgets are primarily, but not exclusively, derived from the General Fund. As of January 1, 2025, there were approximately $45.3billion of authorized and unissued long-term voter-approved general obligation bonds which, when issued, will be payable principally from the General Fund and approximately $6.6 billion of authorized and unissued lease revenue bonds.
Certain state agencies and authorities issue revenue obligations for which the General Fund has no liability. These revenue obligations are either payable from state revenue-producing enterprises and projects, and not payable from the General Fund, or are conduit obligations payable only from revenues paid by local governments or private users of facilities financed by the revenue obligations. California has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease revenue obligations and short-term obligations, including revenue anticipation notes and revenue anticipation warrants.
Bond Ratings.
Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s Ratings”), S&P Global Ratings (“S&P”), and Fitch Ratings (“Fitch”), assigned ratings to the General Obligation Bonds as follows: Moody’s Ratings assigned a rating of “Aa2” S&P assigned a rating of “AA-” and Fitch assigned a rating of “AA” It is not possible to determine whether, or the extent to which, Moody’s Ratings, S&P, or Fitch will change its respective rating in the future. In addition, ratings assigned to individual Municipal Obligations vary.
Statement of Additional Information – January 1, 2026

Massachusetts
The following information has been obtained from the Information Statement dated January 11, 2024 for The Commonwealth of Massachusetts $1,045,000,000 Series A General Obligation Bonds Consolidated Loans of 2024 and $837,265,000 Series A General Obligation Refunding Bonds and from the Information Statement dated June 3, 2025 for the Commonwealth of Massachusetts $750,000,000 Series B General Obligation Bonds Consolidated Loan of 2024 and 56,180,000 Series C General Obligation Refunding Bonds 2024.
Current Economic Condition and Government Structure.
The ability of the Commonwealth of Massachusetts (“Massachusetts”) to meet its obligations will be affected by future social, environmental, and economic conditions, among other things, as well as by the legislative policies and the financial condition of the commonwealth. Many of these conditions are not within the control of the commonwealth.
The Legislature of Massachusetts has established a number of independent authorities and agencies within the commonwealth, the budgets of which are not included in the commonwealth’s annual budget. In fiscal 2024, the commonwealth had significant operational or financial relationships, or both, with 41 of these authorities. The commonwealth’s contractual agreements with these authorities constitute general obligations of Massachusetts for which its full faith and credit are pledged. The commonwealth is also authorized to pledge its credit in aid of and provide contractual support for certain independent authorities and political subdivisions within the commonwealth. These commonwealth liabilities are classified as general obligation contract assistance liabilities or contingent liabilities. General obligation contract assistance liabilities arise from statutory requirements for (i) payments by the commonwealth to the Massachusetts Clean Water Trust, MassDOT and the Massachusetts Development Finance Agency that are used by such entities to pay a portion of the debt service on certain of their outstanding bonds and (ii) payments from the Social Innovation Financing Trust Fund on “pay for success” contracts. Such liabilities constitute a pledge of the commonwealth’s credit for which a two-thirds vote of the Legislature is required. Contingent liabilities relate to debt obligations of certain independent authorities and agencies of the commonwealth that are expected to be paid without commonwealth assistance, but for which the commonwealth has some kind of liability if expected payment sources do not materialize. These liabilities consist of guaranties and similar obligations with respect to which the commonwealth’s credit has been or may be pledged, as in the case of certain debt obligations of the Woods Hole, Martha’s Vineyard and Nantucket Steamship Authority, regional transit authorities and the higher education building authorities.
A portion of the commonwealth’s receipts from the sales tax (other than the tax on meals) is dedicated through non-budgeted special revenue funds to the MBTA and the Massachusetts School Building Authority (MSBA). The amount dedicated to the MSBA is the amount raised by a 1 percent sales tax (not including meals). The amount dedicated to the MBTA is the greater of (i) the amount raised by the 1 percent sales tax (not including meals), plus $160 million and (ii) an annually adjusted floor. The floor grows each year by the allowable base revenue growth (the lesser of sales tax growth or inflation, but not greater than 3 percent and not less than 0 percent), and was certified as $1.197 billion for fiscal 2025 and $1.233 billion for fiscal 2026. The commonwealth’s receipts from the sales tax on account of motor vehicle sales (net of amounts required to be credited to the Convention Center Fund or dedicated to the MBTA or MSBA) are dedicated to the Commonwealth Transportation Fund. Commencing August 2019, legislation approved by the Governor established an annual two-day sales tax holiday in August of each year. Massachusetts also has a net liability of $5.720 billion in debt and grant obligations for the former school building assistance program that financed construction of schools for the commonwealth’s cities and towns.
Population and Employment.
The commonwealth has a population of 7,136,171 as of 2024. In recent history, the Massachusetts economy has generally outperformed the U.S., with the state unemployment rate typically below the nation. In April 2025, the Massachusetts unemployment rate exceeded the U.S. at 4.6%, up from 3.9 percent in April 2024.
Commonwealth Budget.
The fiscal 2025 budget, as approved by the Governor on July 29, 2024, includes approximately $57.78 billion in authorized spending. The fiscal 2025 budget reflects approximately 3.1 percent growth in authorized spending over fiscal 2024. The fiscal 2025 budget as approved by the Governor incorporates an increased $41.662 billion tax revenue forecast, which reflects the consensus tax revenue estimate of $40.202 billion, the $1.3 billion estimate of revenue from the new 4% surtax on personal income above $1 million (adjusted annually for inflation), and $160 million incremental impact from the implementation of a two month tax amnesty program together with tax enforcement initiatives and the elimination of tax loopholes enacted as part of the budget.
Chapter 62F of the General Laws establishes a state tax revenue growth limit for each fiscal year equal to the average positive rate of growth in total wages and salaries in the commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. The growth limit is used to calculate “allowable state tax revenue” for each fiscal year. Chapter 62F also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Prior to tax year 2023, any excess
Statement of Additional Information – January 1, 2026

in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is applied as a credit against the then-current personal income tax liability of all taxpayers in the commonwealth in proportion to the personal income tax liability of all taxpayers in the commonwealth for the immediately preceding tax year. Effective for tax year 2023 and thereafter, the credit is provided in an equal amount to all taxpayers, replacing the proportional distribution previously required by Chapter 62F. The law does not exclude principal and interest payments on commonwealth debt obligations from the scope of the tax limit. However, the preamble contained in Chapter 62F provides that “although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein, the commonwealth will give priority attention to the funding o state financial assistance to local governmental units, obligations under the state governmental pension systems and payment of principal and interest on debt and other obligations of the commonwealth.
Since December 1989, state finance law has included a limit on the amount of outstanding “direct” bonds of the commonwealth. In August 2012, state finance law was amended, effective January 1, 2013, to specify that the debt limit be calculated for fiscal years starting in fiscal 2013 using a fiscal 2012 base value of $17.070 billion and increasing the limit for each subsequent fiscal year to 105 percent of the previous fiscal year’s limit. Based on this calculation, the statutory limit on “direct” bonds during fiscal 2025 is $32.188 billion.
The commonwealth is responsible for the payment of pension benefits for commonwealth employees (members of the state employees’ retirement system) and for teachers of the cities, towns and regional school districts throughout the commonwealth (including members of the Massachusetts teachers’ retirement system and teachers in the Boston public schools, who are members of the Boston Retirement System but whose pensions are the responsibility of the commonwealth). Massachusetts employees’ and teachers’ retirement systems are partially funded by employee contributions of regular compensation. In January 2025, the commonwealth issued a valuation, as of January 1, 2024 of its total pension obligation. The unfunded actuarial accrued liability was calculated to be approximately $42.380 billion, and the total actuarial accrued liability as of January 1, 2023 to be approximately $120.819 billion.
Local Considerations.
The commonwealth makes substantial payments to its cities, towns and regional school districts (local aid) to mitigate the impact of local property tax limits on local programs and services. Local aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Direct local aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts. The commonwealth’s budget for fiscal 2025 provides $8.244 billion of state-funded direct and indirect local aid to municipalities.
Transportation.
On February 19, 1999, the commonwealth and the Massachusetts Turnpike Authority entered into a contract which provides for the commonwealth to make annual operating assistance payments to MassDOT, as successor to the Turnpike Authority, which are capped at $25 million annually and extend until June 30, 2050, which is the end of the 40th fiscal year following the transfer of certain facilities associated with the commonwealth’s Central Artery/Ted Williams Tunnel Project (CA/T) to MassDOT. On June 30, 2009, the commonwealth and the Turnpike Authority entered into a contract for financial assistance which provides for the payment by the commonwealth to Mass DOT, as successor to the Authority, of $100 million per fiscal year, commencing July 1, 2009 until June 30, 2039. Payments under both contracts constitute a general obligation pledge of the commonwealth for which its full faith and credit are pledged.
Water Initiatives.
The Massachusetts Clean Water Trust (the “Trust”) manages the commonwealth’s state revolving fund program under the federal Clean Water Act and the federal Safe Drinking Water Act. Under state law, loans made by the Trust are required to provide for subsidies or other financial assistance to reduce the debt service expense on the loans. Currently, most new loans made by the Trust bore interest at 2 percent. Other loans made by the Trust may bear interest at lower rates, including a zero rate of interest, and a portion of the principal of certain loans has also been subsidized by the Trust. To provide for a portion of the subsidy on most of its loans, the Trust received contract assistance payments from the commonwealth. Under the Trust’s enabling act, the aggregate annual contract assistance payment for the Trust’s programs may not exceed $138 million. The commonwealth’s agreement to provide contract assistance constitutes a general obligation of the commonwealth for which its full faith and credit are pledged, and the commonwealth’s contract assistance payments are pledged as security for repayment of the Trust’s debt obligations. As of March 31, 2025, the Trust had approximately $2.4 billion of bonds outstanding. Approximately 5.76 percent of the Trust’s aggregate debt service is covered by commonwealth contract assistance. Prior to August 2014, the Trust was known as the Massachusetts Water Pollution Abatement Trust.
Infrastructure Development.
Under the infrastructure investment incentive program, known as “I-Cubed,” up to $600 million of public infrastructure improvements to support significant new private developments may be financed by bonds issued by the Massachusetts Development Finance Agency (MassDevelopment) that are secured by and payable from a general obligation pledge of contract
Statement of Additional Information – January 1, 2026

assistance from the commonwealth. The obligation of the commonwealth to pay contract assistance is a general obligation of the commonwealth. Until a related new private development is completed and occupied, the developer’s property is assessed by the municipality in which the development is located in amounts equal to the debt service cost on the bonds and is applied to reimburse the commonwealth for such cost. After each phase of the private development is completed and occupied, the municipality is required to reimburse the commonwealth for any portion of the debt service cost on the bonds that is not covered by new state tax revenues generated from the related private development. The municipality’s reimbursement obligation is secured by a general obligation pledge of the municipality, a local aid intercept and a reserve fund which must be funded in an amount equal to or greater than two years of debt service on the bonds. The obligation of the municipality ends when the commonwealth has collected revenues sufficient to pay principal and interest payments to date, or in some cases to the next redemption date, plus all remaining principal payments due. As of March 31, 2024, total “I-Cubed” program bonds were outstanding in the amount of approximately $170.9 million.
Legislation approved by the Governor on August 8, 2008 included an authorization to finance up to $43 million of the costs of a parkway at the former South Weymouth naval air base. The bonds to finance the parkway are secured by and payable from a general obligation pledge of contract assistance from the commonwealth. As of March 31, 2024, approximately $18.76 million of such bonds were outstanding.
Bond Ratings.
Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s Ratings”), S&P Global Ratings (“S&P”) and Fitch Ratings (“Fitch”), assign ratings to the commonwealth long-term general obligation bonds. The commonwealth’s general obligation bonds have been assigned long-term ratings of “Aa1” by Moody’s Investors Service, Inc., “AA+” by S&P Global Ratings and “AA+” by Fitch. It is not possible to determine whether, or the extent to which, Moody’s Ratings, S&P or Fitch will change such ratings in the future. Ratings assigned to individual Municipal Obligations vary.
Statement of Additional Information – January 1, 2026

Minnesota

Unless otherwise noted, the following information has been obtained from disclosures contained in the Official Statement dated August 6, 2024 Regarding $1,593,755,000 State of Minnesota General Obligation State Bonds.
Current Economic Condition.
The State of Minnesota (“Minnesota”) budget and economic outlook remains positive. The February 2024 forecast projected that the “Current Biennium” (which covers the period of July 1, 2023 to June 30, 2025) would have a budgetary surplus of $3.715 billion. The February 2024 forecast also projected General Fund revenues of $60.997 billion and total tax revenues of $58.324 billion, a 2.3 percent and 2.2 percent increase, respectively, above the prior estimates.
Following the COVID-19 pandemic, unemployment levels have significantly rebounded with the state unemployment level declining to 2.8 in 2023, which was below the national rate of 3.6 percent. In 2023, total per capita personal income increased 4.3 percent versus the prior year to $71,866, or 4.9 percent higher than the 2023 national average per capita personal income of $68,531.
State Budget.
Minnesota’s biennial budget appropriation process relies on revenue and expenditure forecasting as the basis for establishing aggregate revenue and expenditure levels. The February 2024 Forecast indicated that spending was projected to be $70.535 billion in the Current Biennium, or $19 million (less than 0.1 percent) higher than November 2023 Forecast estimates. The significant carryforward from the Previous Biennium more than offsets the difference between spending and revenue leaving a projected surplus of $3.291 billion for the end of the Current Biennium. The Budget Reserve Account remained unchanged at 2.913 billion.
During the 2024 Legislative Sessions, the Legislature enacted laws that resulted in modest impacts on the state budget. Legislation impacting revenue resulted in an estimated $9 million (less than 0.1 percent) reduction in projected revenue compared to February 2024 Forecast estimates and enacted appropriations added $415 million (0.6 percent) to February 2024 Forecast estimates. After accounting for all changes after enactment of the budget, the Current Biennium is expected to end with a balance of $3.291 billion. The cash flow account was unchanged from prior estimates, ending with a balance of $350 million.
Real Estate and Housing.
According to the June 2024 Forecast, the real estate market had cooled somewhat. According to the Minnesota Association of Realtors (MAR), there was a 2.6-month supply of homes in June 2024 for sale based on the current statewide sales pace, compared to a 2.3-month supply one year earlier. The statewide median sales price was $355,000 in June 2024, a 1.4 percent increase over one year ago. On average, sellers are receiving 99.4 percent of the original list price at sale, a 1.2 percent decrease from one year ago. The time a property is on the market until sold is about 33 days, up from 30 days a year ago. In June 2024, the median sales price for metro-area homes also increased, rising 2.1 percent to $395,000 compared to $387,000 in June of 2023. Homes in the metro area were being sold after about 29 days on the market compared to 24 days one year ago. Metro-area sellers received 100.2 percent of the original list price at closing, down from 101.4 percent one year ago.
The combination of higher interest rates and rising home prices is challenging affordability. The June 2024 housing affordability index – the ratio of median household income to the income needed to purchase a home – has dropped to 103, down from 111 one year ago. A lower affordability index means homes are less affordable. In this forecast, the state’s macroeconomic consultant expects the 30-Year fixed mortgage rate peaked at 7.3 percent in the fourth quarter of 2023 and will fall below 5.0 percent in 2027.
Bond Ratings.
Three major credit rating agencies, Moody’s Ratings, S&P, Fitch, assigned ratings to the Minnesota Bonds, as follows: Moody’s Ratings assigned a rating of “Aaa”, S&P assigned a rating of “AAA”, and Fitch assigned a rating of “AAA”. It is not possible to determine whether, or the extent to which, Moody’s Ratings, S&P, or Fitch will change its rating in the future. In addition, ratings assigned to individual Municipal Obligations may vary.
Statement of Additional Information – January 1, 2026

New York
The following information has been obtained from the Annual Information Statement of the State of New York Official Statement, dated June 12, 2025.
Current Economic Condition.
The State of New York (“New York”) has a diverse economy, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a small share of the nation’s farming and mining activity.
In line with broader national trends of slowing economic momentum, a cooling labor market, and heightened uncertainty due to Federal tariffs and immigration policies, New York State’s employment growth is expected to be at its weakest pace since 2011, excluding the pandemic-laden decline in 2000. The slowdown in job growth is expected to suppress personal income growth. General Fund receipts for fiscal year 2025, including transfers from other funds, totaled $119.3 billion. General Fund disbursements, including transfers from other funds, totaled $108.7 billion. The State ended FY 2025 with a General Fund balance of $56.9 billion, an increase of $10.6 billion from FY 2024 results. The higher balance reflects a deposit to the Rainy Day Fund; an increase in the reserves for future operations and PTET/PIT credits; and additional resources available at year-end that are carried forward to offset delayed payments, operational costs, and capital projects spending, as well as to reduce the budget gaps in subsequent years.
The Updated Financial Plan is based on numerous assumptions including the condition of the state and national economies, and the collection of economically sensitive tax receipts in the amounts projected. Uncertainties and risks that may affect economic and receipts forecasts include, but are not limited to, general economic and business conditions; natural calamities; foreign hostilities or wars; domestic or foreign terrorism; changes in political, social, economic and environmental conditions, including climate change and extreme weather events; epidemics or pandemics; cybersecurity events; impediments to the implementation of gap-closing actions; regulatory initiatives and compliance with governmental regulations; litigation; Federal tax law changes; actions by the Federal government to reduce or disallow expected aid, including Federal aid authorized or appropriated by Congress, but subject to sequestration, administrative actions, or other actions that would reduce aid to the State; and various other events, conditions and circumstances.
Population and Employment.
New York is the fourth most populous state in the U.S. According to the Census Bureau of the U.S. Department of Commerce, New York’s 2023 population was 19.87 million, a minor increase from 19.38 million in 2010. During the most recent recession triggered by the COVID-19 pandemic, New York was hit especially hard economically, with its unemployment rate soaring well above the nation’s rate throughout the pandemic. Correspondingly, New York has had a more severe employment decline than the nation in 2020, its job recovery has lagged the nation since then. New York recovered its pandemic-related job losses as of March 2024. However, New York’s labor market recovery has been uneven, with notable disparities between the City of New York and the rest of the State. While the City of New York regained all of its lost jobs by December 2023, the rest of the State did not reach full recovery until April 2025.
Consistent with the broader trend of a cooling national labor market, New York State’s labor market has continued to lose momentum. The State added an average of just 6,900 jobs per month in the first four months of 2025, less than half the monthly average of 14,400 job gains for the same period in 2024, according to the Bureau of Labor Statistics. The State’s labor market growth might be further constrained by subdued growth in the working age population driven by tightening immigration restrictions and the State’s aging population.
Growing uncertainties stemming from international trade policy are likely to contribute to a slowdown in hiring. While New York State is less reliant on exports compared to the rest of the nation, it might still be negatively impacted. On average, the City of New York’s labor force grow by approximately 6,500 individuals per month in 2024 but lost a total of 1,200 people over the first four months of 2025. New York’s total employment is projected to grow by 0.6 percent in 2025, followed by even weaker growth of 0.3 percent in 2026 due to weak economic growth and constraints in the labor force.
New York’s unemployment rate is projected to be 4.4 percent in 2025, aligning with the national rate. The State’s unemployment rate is projected to be 4.4 percent in, aligning with the national rate. The State’s unemployment rate was stable in 2024, hovering around 4.3 percent. The gap between the State rate and the national rate has been steadily narrowing since the State’s rate peaked at 16.7 percent during the pandemic. In March and April 2025, the State’s unemployment rate has matched the national rate after years of remaining above the national rate. The parity between these rates has been largely driven by a steadily declining unemployment rate in the City of New York (from 5.6 percent in December 2024 to 5.0 percent in April 2025). In 2025, employers in the City of New York continued adding jobs while the labor force contracted. The City’s labor force is expected to continue its contraction due to the expected slowdown in immigrant inflow and challenges of attracting and retaining workers due to high living costs. While the State’s unemployment rate is projected to rise to 4.6 percent in 2026, the unemployment rate will remain 0.1 percentage point below the national rate as State employment growth as well as labor shortages continue.
Statement of Additional Information – January 1, 2026

As of April 2025, New York’s Division of the Budget (DOB) anticipated a state unemployment rate of 4.2 percent for 2025. DOB projects personal income growth of 4.4 percent in 2025, just below the national growth rate of 4.5 percent.
State Budget.
New York’s budget process is governed by the New York constitution, with additional details and actions prescribed by New York law and practices established over time. The New York General Fund receives most state taxes and all income not earmarked for a specified program or activity. New York law requires the Governor to submit, and the Legislature to enact, a General Fund budget that is balanced on a cash basis of accounting. The New York Constitution and state finance law do not provide a precise definition of budget balance.
New York’s Financial Plan receipts results, and projections include a variety of taxes, fees and assessments, charges for state-provided services, Federal grants, and other miscellaneous receipts. Excluding the impact of debt prepayment and the Pass Through Entity Tax (PTET), total General Fund tax receipts, including transfers after the payment of debt service, are estimated to total $103.9 billion FY 2026, an increase of $4.3 billion (4.3 percent) from FY 2025.
New York expends money on a variety of programs and services. Major categories of operating disbursements include healthcare and Medicaid, higher education (including subsidization of the State University of New York and City University of New York systems), criminal justice and public safety, executive agencies, pension contributions, health insurance, school aid, transportation, and mental hygiene programs. General Fund disbursements are expected to total $125.5 billion in FY 2026, an increase of $16.8 billion (15.5 percent) from FY 2025. New York is also responsible for the payment of pension benefits for public employees.
New York is projected to end fiscal year 2026 with a General Fund cash balance of $44.9 billion, a decrease of nearly $12 billion from the fiscal year 2025 closing balance. The successful execution of New York’s Financial Plan is dependent on the state’s ability to market bonds. New York pays for much of its capital spending, in the first instance, from the General Fund or the Short-Term Investment Pool, which it then reimburses with proceeds from the sale of bonds. An inability of the State to sell bonds at the levels or on the timetable it expects could have a material and adverse impact on the State’s financial position and the implementation of its Capital Plan. The success of projected public sales of municipal bonds is subject to prevailing market conditions and related ratings issued by national credit rating agencies, among other factors. Future developments in the financial markets, including possible changes in Federal tax law relating to the taxation of interest on municipal bonds, as well as future developments concerning the state and public discussion of such developments generally, may affect the market for outstanding state-supported and state-related debt.
Local Considerations.
The fiscal demands on New York may be affected by the fiscal condition of New York City, which relies in part on state aid to balance its budget and meet its cash requirements. It is also possible that New York’s finances may be affected by the ability of New York City, and its related issuers, to market securities successfully in the public credit markets. In addition, certain localities other than New York City have experienced financial problems and have requested and received additional state assistance during the last several state fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years.
Local assistance spending includes payments to local governments, school districts, health care providers, and other entities, as well as financial assistance to, or on behalf of, individuals, families, and not-for-profit organizations who provide services to individuals. Expenditures in the form of aid to local governments for their general purposes (and to school districts and municipalities for specific purposes such as education and social services) are made from New York’s General Fund. These payments are limited under the New York constitution to appropriations in force. Assistance and grants spending represents approximately two-thirds of total State Operating Funds spending.
Federal Tax Law Changes.
New York’s income tax system interacts with the Federal system in numerous ways. Changes to the Federal tax code have significant flow-through effects on New York tax burdens and New York tax receipts. On July 4, 2025, the President signed a bill that substantially alters Federal funding for health care and food security programs and services provided to New Yorkers and amends the Federal tax liability of New York’s residents and businesses. The bill is expected to increase State and local government costs for health care and food security programs beginning January 1, 2026.
The bill permanently extends the current income tax rates originally enacted in 2017. The State and Local Tax (SALT) deduction cap is temporarily increased from $10,000 to $40,000 for filers with incomes below $500,000, phasing out to $10,000 for filers with higher incomes. The higher SALT deduction cap will go into effect for tax year 2025 and will be adjusted for inflation through tax year 2029. The cap reverts to $10,000 in 2030.
Statement of Additional Information – January 1, 2026

Several other provisions will benefit filers in New York State including the deduction for seniors, the increase in the Child Tax Credit, and the deductibility of tip and overtime income. The Federal tax law changes are not expected to directly impact State revenues or the Financial Plan.
Debt Service.
New York pays debt service on all outstanding state-supported bonds. These include general obligation bonds, for which New York is constitutionally obligated to pay debt service, as well as certain bonds issued by New York public authorities, such as Empire State Development, Dormitory Authority of the State of New York, and New York State Thruway Authority, for which debt service is subject to annual appropriation by the New York State Legislature. Depending on the credit structure, debt service is financed by transfers from the General Fund and dedicated taxes and fees. New York’s access to the public credit markets through bond issuances constituting state-supported or state-related debt issuances by certain of its authorities could be impaired and the market price of its outstanding debt may be materially and adversely affected if its public authorities were to default on their respective state-supported or state-related debt issuances.
State-related debt service is projected at $1.5 billion in FY 2026, a decrease of $2.2 billion (59 percent) from FY 2025, which is affected by the prepayment of $2.8 billion in FY 2025 of future debt service costs and additional prepayments in previous fiscal years.
The Debt Reform Act of 2000 restricts the issuance of state-supported debt to capital purposes only and limits such debt to a maximum term of 30 years. Under the Debt Reform Act, new state-supported debt issued since April 1, 2000 is limited to 4 percent of state personal income, while new debt service costs are limited to 5 percent of all Funds receipts.
Bond Ratings.
According to the June 2023 Annual Information Statement, the major rating agencies, Fitch Ratings (“Fitch”), Kroll, Moody’s Investors Service, Inc. (“Moody’s Ratings”), and Standard & Poor’s, assigned the state general credit ratings of AA+, AA+, Aa1, and AA+, respectively. The State's rating has a stable outlook from all four rating agencies. These ratings reflect the State's economic recovery from the COVID-19 pandemic and commitment to strong reserve levels. The most recent rating action was on April 13, 2022, when Moody’s Ratings raised the State’s credit rating from Aa2 to Aa1, noting "a significant increase in resources combined with agile fiscal management that has resulted in balanced or nearly balanced budgets projected through the State's five-year financial plan."
Statement of Additional Information – January 1, 2026

Oregon
Unless otherwise noted, the following information has been obtained from disclosures contained in the Official Statement, dated May 22, 2025, for the $49,715,000 State of Oregon General Obligation Bonds 2025 Series H (Veterans’ Welfare Bonds Series 113) and Series I (Veterans’ Welfare Bonds Series 114)
Current Economic Condition.
The economy of the State of Oregon (“Oregon”) has undergone a significant transformation from its historic reliance on timber harvesting and wood products manufacturing. This shift has been fueled by growth of the services and high-tech manufacturing sectors, pivotal drivers of economic activity in the State. Oregon has further strengthened its connections with major export markets in the Pacific Rim, enhancing its global economic integration. China and Canada are primary destinations for Oregon’s exports, underscoring the state’s role in international trade.
The state’s economy now boasts a diverse array of sectors, including professional and business services, construction, health services, and leisure and hospitality. These industries have become integral to Oregon’s economic landscape, contributing significantly to job creation and GDP growth.
Population and Employment.
Oregon is the twenty-seventh most populous state in the U.S. According to the Oregon Office of Economic Analysis, Oregon’s 2020 population was 4.24 million, an increase of approximately 10.7 percent from 3.83 million in 2010.
For the year 2024, the U.S. Bureau of Labor Statistics reported a seasonally adjusted average unemployment rate of 4.1 percent for Oregon, compared with a national average of 4.0 percent.
State Budget.
The Oregon constitution requires the state’s budget to balance at the end of each biennium. Article IX, Section 2 of the Oregon Constitution states that the Legislative Assembly shall provide for raising revenue sufficiently to defray the expenses of the state for each fiscal year. Article IX, Section 6 of the constitution states that “whenever the expenses, of any fiscal year, shall exceed the income, the Legislative Assembly shall provide for levying a tax, for the ensuing fiscal year, sufficient, with other sources of income, to pay the deficiency, as well as the estimated expense [sic] of the ensuing fiscal year.” Because of these two provisions, Oregon may not budget a deficit and is required to alleviate any revenue shortfalls within each biennium.
The legislatively approved budget for the 2023-2025 biennium is $121.3 billion total funds, a decrease of $4.5 billion from the 2021-2023 legislatively approved budget. The General Fund, which is the operating fund of the State, ended fiscal year 2024 with a total fund balance of $5.4 billion. This represents a $5.9 billion, or 52.2 percent, decrease from the prior year’s ending fund balance.
The December 2024 economic and revenue forecast projects $28.1 billion of General Fund gross revenues for the 2023-25 biennium, which is $2.8 billion more than the amount forecasted at the close of the 2023 legislative session. General Fund revenues are forecasted to increase by 26.8 percent to $35.6 billion in the 2025-27 biennium and to then increase 16.1 percent to $41.3 billion in the 2027-29 biennium.
Relevant Financial Policies.
Oregon currently administers two general reserve accounts, the Oregon Rainy Day Fund and the Education Stability Fund.
Established by the 2007 Legislature, the Oregon Rainy Day Fund is funded from the General Fund’s ending balance up to 1 percent of the General Fund appropriations for the prior biennium. The Legislature may deposit additional Funds as it did to create the fund, using surplus corporate income tax revenues from the 2005-07 biennium. The Rainy Day Fund also earns interest on the moneys in the fund. Withdrawals from the Rainy Day Fund require one of three specific economic triggers to occur plus approval of three-fifths of both chambers of the Legislature. Withdrawals are capped at two-thirds of the balance as of the beginning of the biennium in question, while the fund balance is capped at 7.5 percent of General Fund revenues in the prior biennium.
The Education Stability Fund is the state’s second general reserve fund. Its current reserve structure and mechanics are the result of a constitutional amendment in 2002. Amounts in the Education Stability Fund may be spent under the same conditions as those required for spending from the Oregon Rainy Day Fund. However, if none of the conditions are met, the Education Stability Fund can also be used by the Legislature for public education in Oregon if the Governor declares an emergency and the expenditure is approved by a three-fifths majority in each chamber. This fund receives 18 percent of lottery earnings, deposited on a quarterly basis. The fund does not retain interest earnings. The fund balance is capped at 5 percent of General Fund revenues collected in the prior biennium.
Statement of Additional Information – January 1, 2026

At the end of the 2023-2025 biennium, the Oregon Rainy Day Fund will be $1.9 billion and the Education Stability Fund will be $1.0 billion, a combined total of $2.9 billion, which is equal to 10.0% of current biennial revenues. Including the projected General Fund ending balance of $2.8 billion, the total effective reserves at the end of the 2023-2025 biennium are projected to be $5.7 billion, or 20.5% of current revenues.
Major Initiatives.
Of the major projects and related efforts included 2023-25 budget, several are of particular interest due to their overall cost, complexity and risk, importance to public safety and health, and/or cross-biennium timeframes. These projects include: Housing and Homelessness, Education and Early Literacy, and Behavioral Health.
Housing and Homelessness.
On Governor Kotek’s very first day in office, she set an ambitious goal of 36 thousand new housing units per year to meet the urgent need in our state. Since then, her administration has advanced long term and short-term solutions, including significant policy changes and funding packages to boost production. Among the Governor’s executive orders related to housing and homelessness she issued on her first day in office was establishing the Housing Production Advisory Council. The council was made up of diverse stakeholders from every part of the state and charged with developing recommended actions to reach the Governor’s new housing unit per year goal. Less than one year after the Council finalized 59 recommendations, nearly half have been implemented through the 2024 housing production package or are reflected in the governor’s 2025-2027 budget proposal.
When Governor Kotek was sworn into office, Oregon has a shortage of 140 thousand housing units. By the end of the 2023-2025 biennium, it is estimated that 2,800 affordable housing units will be finances, infrastructure for over 25 thousand affordable and market rate housing units will be provided, and a moderate-income housing revolving loan fun to support cities financing more will be established.
In January 2023, Governor Kotek launched a bold, ambitious homelessness initiative that included declaring a statewide emergency, investments in a sustainable, outcomes-based, statewide shelter program, a rehousing program, and a program to prevent Oregon families from falling into homelessness in the first place, Her homelessness initiative is projected to rehouse 3,300 households and prevent another 24 thousand from becoming homeless in the first place. Under the Governor’s leadership, Orgon’s state shelter program supports over 4,800 shelter beds. Specifically, the emergency order and corresponding infrastructure to carry it our created a statewide shelter system wherein specific habitability standards for sheltering had to be met in order to receive funds, creating the continuity of services based on best practices across the state that did not previously exist.
Education and Early Literacy
Governor Kotek believes in the promise of every child. Building on her education initiative work, she is advancing a multipronged approach to supporting Oregon’s children and youth for a better future in Oregon.
The 2025-2027 budget builds on the Governor’s efforts to improve early literacy, ensure the state is a consistent and predictable funder for early learning and K-12, and mitigate learning loss through summer and after school learning programs by maintaining these efforts and bringing focus to what happens outside of the classroom. Every student deserves to show up to school feeling safe, seen, heard, and connected to peers and trusted adults.
As part of er 2025-2027 budget proposal, Governor Kotek’s education investments include the following: $600 million increase to strengthen the State School Fund current service level for a total of $11.36 billion; $127 million to maintain and strengthen Early Literacy investments, with specific investment grants to school districts, community based organizations, Tribal Nations, the Dolly Parton Imagination Library, and the implementation of literacy standards; and $78.5 million to support of high-quality summer programs that can reach the families who need them most, and ensure sustainable, predictable funding for school districts.
Behavioral Health
Since day one, Governor Kotek has been working to make her vision for Oregon’s behavioral health system possible: where healthcare is there when you need it. In 2023, the Governor advocated for significant General Fund investments into the Oregon Health Authority’s (OHA) Behavioral Health programming, which are currently underway closing gaps in services for Oregonians. In her first 60 days in office, Governor Kotek directed the Oregon Health Authority to commission a study answering a critical et of questions: how many residential treatment beds do we have, and how many beds do we need, regionally, across the state? Today, Oregon has more information than ever to guide investments and workforce initiatives to align with Oregonians’ needs.
Right now, there are regional disparities in treatment capacity and trained, qualified workers to provide care. Last year, on the Governor’s 36 county, One Oregon Listening Tour, she met with providers in nearly every county including rural and fronter counties, who struggle to serve their communities’ needs when it comes to mental illness and substance use disorder. In many parts of the state Oregonians who need help have to travel long distances to et car or are turned away from the care they need due
Statement of Additional Information – January 1, 2026

to gaps in the system. Meanwhile, people considering a career in behavioral health care face a lack of access to educational opportunities to enter the field. Others face long wait times for certification and licensure after the finish school. Whether you need care, or you provide care, the barriers are consistently defined by a lack of treatment capacity and a lack of workforce capacity.
Earlier this year, the Governor set a goal of addressing 465 new treatment beds by the end of 2026, accompanied by a dashboard so the public can track the progress. One of the first steps the Governor took to address Oregon’s behavioral health workforce challenges was to eliminate the backlog at Oregon’s health licensing boards so qualified workers are able to get the documentation they need in a timely manner to get to work.
It’s imperative to build on this progress. Oregonians seeking help are met with barriers because there simply are not enough workers, while providers struggle to hire, and existing staff are stretched thin. Prioritization of wellness, training, and ongoing pay practices all make up a healthy workplace for Oregon’s behavioral health workforce through key rate increases. The 2025-2027 Governor’s Recommended Budget focuses on workforce retention, a clear path to a career in behavioral health, continuing to improve customer service at Oregon’s licensing and certification boards, and continuity of care.
Debt Service.
As of June 30, 2024, Oregon had outstanding approximately $7.69 billion in net General Obligation Debt and approximately $2.2 billion in revenue-supported General Obligation Debt.
In the May 2025 Forecast, the Office of Economic Analysis (OEA) projected General Fund revenues to be $27.8 billion for the 2023-25 Biennium, representing a decrease of $162.3 million from the March 2025 forecast. According to the May 2025 Forecast, Oregon’s economy shows signs of growth in early 2025, particularly related to job gains, however with a gradually increasing unemployment rate, it points to a potentially reduced labor market performance. The OEA projects employment growth of only 0.3 percent in calendar year 2025, followed by 0.9 percent growth in calendar year 2026.
Bond Ratings.
Fitch Ratings (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s Ratings”) and S&P Global Ratings (“S&P”) have assigned their long-term municipal bond ratings of “AA+,” “Aa1” and “AA+,” respectively, to Oregon’s fixed rate bonds. It is not possible to determine whether, or the extent to which, Moody’s Ratings, S&P or Fitch will change such ratings in the future. Ratings assigned to individual municipal obligations may vary.
Statement of Additional Information – January 1, 2026

APPENDIX S — MORE INFORMATION ABOUT CHOOSING A SHARE CLASS
The Fund’s prospectus contains information relative to choosing a share class. The information in this Appendix S should be read in conjunction with the information contained in the prospectus. With regard to any sales charge waivers and discounts described in this Appendix S and the prospectus, it is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts, as defined in the prospectus) the Transfer Agent that you qualify for any waiver or reduced sales charge and be prepared to provide proof thereof.
Certain Share Class Conversions and Exchanges
Class C shares held through a financial intermediary may be converted, in the discretion of the Fund, to Class A shares sooner than the general conversion schedule in connection with the withdrawal of the Fund’s Class C shares from such financial intermediary’s platform or accounts. In the event of such conversion, the Distributor will provide at least 30 days’ written notice to such financial intermediary. No sales charge or other charges apply in connection with such a conversion, and conversions are free from U.S. federal income tax.
Sales Charge Waivers
Front-End Sales Charge Waivers*
The following information is in addition to the description in the Fund’s prospectus of front-end sales charge waivers applicable to Class A and Class E shares. The following categories of investors may buy Class A and Class E(a) shares at net asset value, without payment of any front-end sales charge that would otherwise apply:
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Current or retired fund Board members, officers or employees of the funds or Columbia Management or its affiliates(b);
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Current or retired Ameriprise Financial Services, LLC (Ameriprise Financial Services) financial advisors and employees of such financial advisors(b);
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Registered representatives and other employees of affiliated or unaffiliated financial intermediaries (and their immediate family members and related trusts or other entities owned by the foregoing) having a selling agreement with the Distributor(b);
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Registered broker-dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;
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Portfolio managers employed by subadvisers of the funds(b);
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Partners and employees of outside legal counsel to the funds or to the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees;
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Direct rollovers (i.e., rollovers of fund shares and not reinvestments of redemption proceeds) from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund;
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Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);
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At a fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party;
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Purchases by registered representatives and employees (and their immediate family members and related trusts or other entities owned by the foregoing (referred to as “Related Persons”)) of Ameriprise Financial Services and its affiliates; provided that with respect to employees (and their Related Persons) of an affiliate of Ameriprise Financial, such persons must make purchases through an account held at Ameriprise Financial or its affiliates.
Purchases of Class A shares may be made at net asset value if they are made as follows:
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Through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a financial intermediary that has a selling agreement with the Distributor;
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Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;
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Through banks, trust companies and thrift institutions, acting as fiduciaries; or
Statement of Additional Information – January 1, 2026

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Through “employee benefit plans” created under Section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third-party administrator or third-party recordkeeper. This waiver does not apply to accounts held through commissionable brokerage platforms.

*
Any shareholder with a Direct-at-Fund account (i.e., shares held directly with the Fund through the Transfer Agent) that is eligible to purchase shares without a front-end sales charge by virtue of having qualified for a previous waiver may continue to purchase shares without a front-end sales charge if they no longer qualify under a category described in the prospectus or in this section. Otherwise, you must qualify for a front-end sales charge waiver described in the prospectus or in this section.
(a)
The Funds no longer accept investments from new or existing investors in Class E shares, except by existing Class E shareholders who opened and funded their account prior to September 22, 2006 that may continue to invest in Class E shares. See the prospectus offering Class E shares of Columbia Cornerstone Growth Fund (a series of CFST I) for details.
(b)
Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.
Contingent Deferred Sales Charge Waivers (Class A, Class C and Class E Shares)
For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
Shareholders won’t pay a CDSC on redemption of Class A, Class C and Class E shares:
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In the event of the shareholder’s death;
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For which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase;
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Purchased through reinvestment of dividend and capital gain distributions;
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That result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of the qualified age based on applicable IRS regulations;
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That result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary returns the applicable portion of any commission paid by the Distributor;
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For Class A shares: initially purchased by an employee benefit plan;
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For Class C and Class E shares: initially purchased by an employee benefit plan that are not connected with a plan level termination;
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In connection with the Fund’s Small Account Policy (as described in the prospectus); and
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Issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the fund is a party and at the fund’s discretion.
Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.
Class Inst Shares Additional Eligible Investors
In addition to the categories of Class Inst investors described in the Fund’s prospectus (other than for the Multi-Manager Strategies Funds), the minimum initial investments in Class Inst shares for the following categories of eligible investors is $2,000 ($1,000 for IRAs, as applicable):
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Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.
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Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.
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Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.
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Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.
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Other than for the Multi-Manager Strategies Funds, any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) who holds Class Inst shares of a fund distributed by the Distributor is eligible to purchase Class Inst shares of other funds distributed by the Distributor, subject to a minimum initial investment of $2,000 ($1,000 for IRAs). If the account in which the shareholder holds Class Inst shares is not eligible to purchase additional Class Inst shares, the shareholder may purchase Class Inst shares in an account maintained directly with the Transfer Agent, subject to a minimum initial investment of $2,000 ($1,000 for IRAs).
Statement of Additional Information – January 1, 2026

Shares of Multi-Manager Strategies Funds
The Multi-Manager Strategies Funds offer Class Inst shares. Additionally, the Multi-Manager Strategies Funds are offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Please refer to the Fund's prospectus for additional information on share classes offered and eligibility.
The minimum initial investment for Class Inst shares is $100. There is no minimum additional investment amount. Shares of the Multi-Manager Strategies Funds are not subject to any front-end sales charges or CDSC. See the Fund's prospectus for additional information.
Fund Reorganizations
Class A shares may be issued without any initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.
Please note that Class Inst shares of a Columbia Fund acquired as the former Advisor Class in the reorganization of a fund that was a series of BMO Funds, Inc. (each a BMO Predecessor Fund) into the Columbia Fund may be held in your Columbia Fund account even if you do not meet Class Inst shares current investor eligibility requirements, and you may make additional investments in the Columbia Fund if the account is a Direct-at-Fund Account held at the Fund’s Transfer Agent that does not or no longer has a financial intermediary assigned to the Columbia Fund account. Such Fund accounts may exchange Class Inst of the Columbia Fund for Class Inst of another Columbia Fund to be held within the same such account. This feature is not otherwise available to other accounts.
Rejection of Purchases
Each Fund and the Distributor of the Funds reserve the right to reject any offer to purchase shares, in their sole discretion.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see the Fund’s prospectus for more information about sales charge reductions and waivers.
Shares of Solution Series Funds
Shares of Multisector Bond SMA Completion Portfolio and Overseas SMA Completion Portfolio may only be purchased and held by or on behalf of separately managed accounts clients.
Shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements in lieu of Class Inst2 shares which are not offered by the Funds.
SAI910_00_118_(01/26)
Statement of Additional Information – January 1, 2026

PART C. OTHER INFORMATION
Item 28. Exhibits
Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(a)(1)	Agreement and Declaration of Trust effective January 20, 2006	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Registration Statement	(a)	2/8/2006
(a)(2)	Amendment No. 1 to the Agreement and Declaration of Trust, dated September 11, 2007	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #5 on Form N-1A	(a)(2)	10/2/2007
(a)(3)	Amendment No. 2 to the Agreement and Declaration of Trust, dated January 8, 2009	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #8 on Form N-1A	(a)(3)	1/27/2009
(a)(4)	Amendment No. 3 to the Agreement and Declaration of Trust, dated August 9, 2010	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #19 on Form N-1A	(a)(4)	3/4/2011
(a)(5)	Amendment No. 4 to the Agreement and Declaration of Trust, dated January 13, 2011	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #19 on Form N-1A	(a)(5)	3/4/2011
(a)(6)	Amendment No. 5 to the Agreement and Declaration of Trust, dated April 14, 2011	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #33 on Form N-1A	(a)(6)	7/29/2011
(a)(7)	Amendment No. 6 to the Agreement and Declaration of Trust, dated January 12, 2012	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #52 on Form N-1A	(a)(7)	2/24/2012
(a)(8)	Amendment No. 7 to the Agreement and Declaration of Trust, dated December 12, 2012	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #87 on Form N-1A	(a)(8)	5/30/2013
(a)(9)	Amendment No. 8 to the Agreement and Declaration of Trust, dated November 20, 2013	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #99 on Form N-1A	(a)(9)	11/27/2013
(a)(10)	Amendment No. 9 to the Agreement and Declaration of Trust, dated April 11, 2014	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #107 on Form N-1A	(a)(10)	4/23/2014
(a)(11)	Amendment No. 10 to the Agreement and Declaration of Trust, dated June 17, 2014	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #112 on Form N-1A	(a)(11)	6/27/2014
(a)(12)	Amendment No. 11 to the Agreement and Declaration of Trust, dated September 15, 2014	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #118 on Form N-1A	(a)(12)	9/26/2014
(a)(13)	Amendment No. 12 to the Agreement and Declaration of Trust, dated January 28, 2015	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #125 on Form N-1A	(a)(13)	2/27/2015
(a)(14)	Amendment No. 13 to the Agreement and Declaration of Trust, dated April 14, 2015	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #128 on Form N-1A	(a)(14)	5/28/2015
(a)(15)	Amendment No. 14 to the Agreement and Declaration of Trust, dated December 15, 2015	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #139 on Form N-1A	(a)(15)	12/21/2015

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(a)(16)	Amendment No. 15 to the Agreement and Declaration of Trust, dated April 19, 2016	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #143 on Form N-1A	(a)(16)	5/27/2016
(a)(17)	Amendment No. 16 to the Agreement and Declaration of Trust, dated June 14, 2016	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #145 on Form N-1A	(a)(17)	6/27/2016
(a)(18)	Amendment No. 17 to the Agreement and Declaration of Trust, dated November 14, 2016	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #154 on Form N-1A	(a)(18)	11/23/2016
(a)(19)	Amendment No. 18 to the Agreement and Declaration of Trust, dated March 13, 2017	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #160 on Form N-1A	(a)(19)	3/30/2017
(a)(20)	Amendment No. 19 to the Agreement and Declaration of Trust, dated December 19, 2017	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #175 on Form N-1A	(a)(20)	2/16/2018
(a)(21)	Amendment No. 20 to the Agreement and Declaration of Trust, dated February 1, 2018	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #175 on Form N-1A	(a)(21)	2/16/2018
(a)(22)	Amendment No. 21 to the Agreement and Declaration of Trust, dated March 13, 2018	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #179 on Form N-1A	(a)(22)	5/25/2018
(a)(23)	Amendment No. 22 to the Agreement and Declaration of Trust, dated September 13, 2018	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #186 on Form N-1A	(a)(23)	9/27/2018
(a)(24)	Amendment No. 23 to the Agreement and Declaration of Trust, dated November 14, 2018	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #188 on Form N-1A	(a)(24)	11/27/2018
(a)(25)	Amendment No. 24 to the Agreement and Declaration of Trust, dated January 30, 2019	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #192 on Form N-1A	(a)(25)	2/27/2019
(a)(26)	Amendment No. 25 to the Agreement and Declaration of Trust, dated October 9, 2020	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #217 on Form N-1A	(a)(26)	12/23/2020
(a)(27)	Amendment No. 26 to the Agreement and Declaration of Trust, dated July 19, 2021	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #222 on Form N-1A	(a)(27)	8/17/2021
(a)(28)	Amendment No. 27 to the Agreement and Declaration of Trust, dated December 7, 2021	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #229 on Form N-1A	(a)(28)	2/25/2022
(a)(29)	Amendment No. 28 to the Agreement and Declaration of Trust, dated September 1, 2022	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #232 on Form N-1A	(a)(29)	9/26/2022

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(a)(30)	Amendment No. 29 to the Agreement and Declaration of Trust, dated September 5, 2025	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #251 on Form N-1A	(a)(30)	9/24/2025
(b)	By-laws as amended October 2, 2020	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #217 on Form N-1A	(b)	12/23/2020
(c)	Stock Certificate: Not Applicable
(d)(1)
Management Agreement (amended and
restated), dated April 25, 2016, between
Columbia Management Investment
Advisers, LLC, Registrant, Columbia
Funds Series Trust and Columbia Funds
Variable Series Trust II
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #50 on Form N-1A	(d)(1)	4/28/2016
(d)(1)(i)
Schedule A and Schedule B, effective
July 1, 2025, to the Management
Agreement (amended and restated),
dated April 25, 2016, between Columbia
Management Investment Advisers, LLC,
the Registrant, Columbia Funds Series
Trust and Columbia Funds Variable
Series Trust II
		Incorporated by Reference	Columbia Funds Series Trust	333-89661	Post-Effective Amendment #215 on Form N-1A	(d)(1)(i)	7/25/2025
(d)(2)	Management Agreement, dated November 15, 2017, between Columbia Management Investment Advisers, LLC, the Registrant, Columbia Funds Series Trust and Columbia Funds Series Trust II	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #59 on Form N-1A	(d)(2)	12/19/2017
(d)(2)(i)
Schedule A and Schedule B, effective
December 7, 2021, to the Management
Agreement, dated November 15, 2017,
between Columbia Management
Investment Advisers, LLC, the
Registrant, Columbia Funds Series Trust
and Columbia Funds Variable Series
Trust II
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #227 on Form N-1A	(d)(2)(i)	12/7/2021
(d)(3)
Management Agreement between
Columbia Management Investment
Advisers, LLC and CCSF Offshore
Fund, Ltd., a wholly-owned subsidiary of
Columbia Commodity Strategy Fund, a
series of the Registrant, effective
October 1, 2015
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #134 on Form N-1A	(d)(6)	9/28/2015
(d)(4)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and American Century Investment Management, Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #39 on Form N-1A	(d)(4)	5/15/2014
(d)(4)(i)
Amendment No. 1, as of September 20,
2017, to the Subadvisory Agreement,
dated April 8, 2010, between Columbia
Management Investment Advisers, LLC
(formerly RiverSource Investments,
LLC) and American Century Investment
Management, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #59 on Form N-1A	(d)(4)(i)	12/19/2017

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(d)(4)(ii)
Amendment No. 2, as of December 16,
2020, to the Subadvisory Agreement,
dated April 8, 2010, amended September
20, 2017, between Columbia
Management Investment Advisers, LLC
(formerly RiverSource Investments,
LLC) and American Century Investment
Management, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #76 on Form N-1A	(d)(4)(ii)	4/1/2021
(d)(4)(iii)
Amendment No. 3, as of November 12,
2024, to the Subadvisory Agreement,
dated April 8, 2010, amended September
20, 2017 and December 16, 2020,
between Columbia Management
Investment Advisers, LLC (formerly
RiverSource Investments, LLC) and
American Century Investment
Management, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #96 on Form N-1A	(d)(5)(iii)	02/12/2025
(d)(4)(iv)
Amendment No. 4, as of March 27,
2025, to the Subadvisory Agreement,
dated April 8, 2010, amended September
20, 2017, December 16, 2020, and
November 12, 2024, between Columbia
Management Investment Advisers, LLC
(formerly RiverSource Investments,
LLC) and American Century Investment
Management, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #100 on Form N-1A	(d)(5)(iv)	4/28/2025
(d)(5)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Diamond Hill Capital Management, Inc., dated September 14, 2016	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #150 on Form N-1A	(d)(4)	9/28/2016
(d)(5)(i)	Amendment No. 1, as of June 7, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Diamond Hill Capital Management, Inc., dated September 14, 2016	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #188 on Form N-1A	(d)(4)(i)	11/27/2018
(d)(5)(ii)
Amendment No. 2, as of November 20,
2019, to the Subadvisory Agreement
between Columbia Management
Investment Advisers, LLC and Diamond
Hill Capital Management, Inc., dated
September 14, 2016, amended June 7,
2018
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #206 on Form N-1A	(d)(4)(ii)	12/20/2019
(d)(5)(iii)
Amendment No. 3, as of December 15,
2022, to the Subadvisory Agreement
between Columbia Management
Investment Advisers, LLC and Diamond
Hill Capital Management, Inc., dated
September 14, 2016, amended June 7,
2018, and November 20, 2019
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #236 on Form N-1A	(d)(4)(iii)	2/27/2023
(d)(5)(iv)
Amendment No. 4, as of June 27, 2024,
to the Subadvisory Agreement between
Columbia Management Investment
Advisers, LLC and Diamond Hill
Capital Management, Inc., dated
September 14, 2016, amended June 7,
2018 November 20, 2019 and December
15, 2022.
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #245 on Form N-1A	(d)(4)(iv)	9/24/2024

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(d)(6)	Subadvisory Agreement, dated August 16, 2021, between Columbia Management Investment Advisers, LLC and Pyrford International Ltd	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #227 on Form N-1A	(d)(6)	12/7/2021
(e)(1)
Distribution Agreement by and between
the Registrant, Columbia Acorn Trust,
Columbia Funds Series Trust, Columbia
Funds Series Trust I and Columbia
Management Investment Distributors,
Inc., dated March 1, 2025
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #425 on Form N-1A	(e)(1)	4/1/2025
(e)(1)(i)
Schedule I, effective March 27, 2025,
and Schedule II as of September 7, 2010,
to Distribution Agreement by and
between the Registrant, Columbia Acorn
Trust, Columbia Funds Series Trust,
Columbia Funds Series Trust I and
Columbia Management Investment
Distributors, Inc., dated March 1, 2025
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #425 on Form N-1A	(e)(1)(i)	4/1/2025
(e)(2)	Form of Mutual Fund Sales Agreement	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #238 on Form N-1A	(e)(2)	6/27/2023
(f)	Deferred Compensation Plan, adopted as of December 31, 2020	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #218 on Form N-1A	(f)	2/25/2021
(g)(1)	Second Amended and Restated Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated March 7, 2011	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #39 on Form N-1A	(g)(1)	5/15/2014
(g)(2)
Addendum (related to Columbia
Commodity Strategy Fund), dated July
15, 2011, Addendum (related to
Columbia Flexible Capital Income
Fund), dated July 15, 2011, Addendum
(related to Multi-Manager Value
Strategies Fund, formerly known as
Active Portfolios® Multi-Manager Value
Fund and Columbia Active Portfolios –
Diversified Equity Income Fund), dated
March 9, 2012, and Addendum (related
to Columbia Mortgage Opportunities
Fund), dated March 7, 2014, to the
Second Amended and Restated Master
Global Custody Agreement with
JPMorgan Chase Bank, N.A., dated
March 7, 2011
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #109 on Form N-1A	(g)(2)	5/30/2014
(g)(3)
Side letter (related to the China Connect
Service on behalf of Columbia Global
Opportunities Fund and Columbia
Overseas Core Fund), dated March 6,
2018, to the Second Amended and
Restated Master Global Custody
Agreement with JPMorgan Chase Bank,
N.A., dated March 7, 2011
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #179 on Form N-1A	(g)(3)	5/25/2018

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(g)(4)	Addendum, effective April 4, 2016, to the Second Amended and Restated Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated March 7, 2011	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #297 on Form N-1A	(g)(7)	5/30/2017
(g)(5)	Addendum (related to Columbia Overseas Core Fund), dated January 26, 2018, to the Second Amended and Restated Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated March 7, 2011	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #175 on Form N-1A	(g)(5)	2/16/2018
(g)(6)
Addendum (related to Columbia
Integrated Large Cap Growth Fund,
Columbia Integrated Large Cap Value
Fund, Columbia Integrated Small Cap
Growth Fund, Columbia Pyrford
International Stock Fund and Columbia
Ultra Short Municipal Bond Fund) to the
Second Amended and Restated Master
Global Custody Agreement with
JPMorgan Chase Bank, N.A., dated
March 7, 2011
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #227 on Form N-1A	(g)(6)	12/7/2021
(g)(7)	Custody Agreement, effective November 1, 2025, with State Street Bank and Trust Company	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(g)(6)	11/3/2025
(h)(1)
Transfer and Dividend Disbursing Agent
Agreement by and between Columbia
Management Investment Services Corp.,
Columbia Acorn Trust, Columbia Credit
Income Opportunities Fund, Columbia
Funds Series Trust, Columbia Funds
Series Trust I and Columbia Funds
Series Trust II, dated April 1, 2025
		Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #118 on Form N-1A	(h)(1)	4/4/2025
(h)(1)(i)
Schedule A and Schedule B, effective
July 1, 2025, to the Transfer and
Dividend Disbursing Agent Agreement
by and between Columbia Management
Investment Services Corp., Columbia
Acorn Trust, Columbia Credit Income
Opportunities Fund, Columbia Funds
Series Trust, Columbia Funds Series
Trust I and Columbia Funds Series Trust
II, dated April 1, 2025
		Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #120 on Form N-1A	(h)(1)(i)	7/18/2025
(h)(2)
Amended and Restated Fee Waiver and
Expense Cap Agreement, effective July
1, 2025, between Columbia Management
Investment Advisers, LLC, Columbia
Management Investment Distributors,
Inc., Columbia Management Investment
Services Corp., Columbia Acorn Trust,
Columbia Credit Income Opportunities
Fund, Columbia Funds Series Trust,
Columbia Funds Series Trust I,
Columbia Funds Series Trust II,
Columbia Funds Variable Insurance
Trust, Columbia Funds Variable Series
Trust and Columbia Funds Variable
Series Trust II
		Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #120 on Form N-1A	(h)(2)	7/18/2025

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(h)(2)(i)
Schedule A, as of July 1, 2025, to the
Amended and Restated Fee Waiver and
Expense Cap Agreement, effective July
1, 2025, between Columbia Management
Investment Advisers, LLC, Columbia
Management Investment Distributors,
Inc., Columbia Management Investment
Services Corp., Columbia Acorn Trust,
Columbia Credit Income Opportunities
Fund, Columbia Funds Series Trust,
Columbia Funds Series Trust I,
Columbia Funds Series Trust II,
Columbia Funds Variable Insurance
Trust, Columbia Funds Variable Series
Trust and Columbia Funds Variable
Series Trust II
		Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #120 on Form N-1A	(h)(2)(i)	7/18/2025
(h)(3)	Agreement and Plan of Reorganization, dated December 20, 2010	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #15 on Form N-1A	(h)(9)	4/29/2011
(h)(4)	Agreement and Plan of Redomiciling, dated December 20, 2010	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #15 on Form N-1A	(h)(10)	4/29/2011
(h)(5)	Agreement and Plan of Reorganization, dated October 9, 2012	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #87 on Form N-1A	(h)(6)	5/30/2013
(h)(6)	Agreement and Plan of Reorganization, dated December 17, 2015	Incorporated by Reference	Columbia Funds Series Trust	333-208706	Registration Statement on Form N-14	(4)	12/22/2015
(h)(7)	Agreement and Plan of Reorganization, dated February 20, 2020	Incorporated by Reference	Columbia Funds Series Trust II	333-236646	Registration Statement on Form N-14	(4)	2/26/2020
(h)(8)	Agreement and Plan of Reorganization	Incorporated by Reference	Columbia Funds Series Trust II	333-258932	Pre-Effective Amendment #1 on Form N-14	(4)(a)	10/6/2021
(h)(9)	Agreement and Plan of Reorganization	Incorporated by Reference	Columbia Funds Series Trust II	333-258932	Pre-Effective Amendment #1 on Form N-14	(4)(b)	10/6/2021
(h)(10)	Agreement and Plan of Reorganization, dated October 5, 2021	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #228 on Form N-1A	(h)(10)	12/22/2021
(h)(11)	Agreement and Plan of Reorganization, dated October 7, 2021	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #228 on Form N-1A	(h)(11)	12/22/2021
(h)(12)	Agreement and Plan of Reorganization, dated October 7, 2021	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #228 on Form N-1A	(h)(12)	12/22/2021
(h)(13)	Amended and Restated Credit Agreement, as of October 23, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(h)(8)	11/3/2025
(h)(14)	Master Interfund Lending Agreement, dated May 1, 2018	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Registration Statement on Form N-1A	(h)(11)	5/25/2018

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(h)(14)(i)	Schedule A and Schedule B, effective July 1, 2025, to the Master Inter-Fund Lending Agreement dated May 1, 2018	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #428 on Form N-1A	(h)(10)(i)	7/25/2025
(h)(15)(i)
Fund of Funds Investment Agreement,
dated August 10, 2023, between
BlackRock ETF Trust, BlackRock ETF
Trust II, iShares Trust, iShares, Inc.,
iShares U.S. ETF Trust and Columbia
Funds Series Trust, Columbia Funds
Series Trust I, Columbia Funds Series
Trust II, Columbia Funds Variable
Insurance Trust and Columbia Funds
Variable Series Trust II
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #407 on Form N-1A	(h)(11)	8/24/2023
(h)(15)(i)(a)
Schedule A, as amended May 27, 2025,
to the Fund of Funds Investment
Agreement, dated August 10, 2023,
between BlackRock ETF Trust,
BlackRock ETF Trust II, iShares Trust,
iShares, Inc., iShares U.S. ETF Trust and
Columbia Funds Series Trust, Columbia
Funds Series Trust I, Columbia Funds
Series Trust II, Columbia Funds Variable
Series Trust II and Columbia Funds
Variable Insurance Trust
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #250 on Form N-1A	(h)(15)(i)(a)	6/26/2025
(h)(15)(ii)	Fund of Funds Investment Agreement, dated December 21, 2021, between Fidelity Rutland Square Trust II and Columbia Funds Series Trust I and Columbia Funds Series Trust II	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #392 on Form N-1A	(h)(12)	2/17/2022
(h)(15)(iii)	Fund of Funds Investment Agreement, dated January 19, 2022, between SPDR Series Trust, SPDR Index Shares Funds, SSGA Active Trust and Columbia Funds Series Trust II	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #229 on Form N-1A	(h)(15)(iii)	2/25/2022
(h)(16)	Form of Indemnification Agreement	Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #120 on Form N-1A	(h)(8)	7/18/2025
(i)(1)	Opinion and consent of counsel as to the legality of the securities being registered	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #92 on Form N-1A	(i)	8/28/2013
(i)(2)	Opinion and consent of counsel as to the legality of the securities being registered for Columbia Mortgage Opportunities Fund	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #107 on Form N-1A	(i)	4/23/2014
(i)(3)	Opinion and consent of counsel as to the legality of the securities being registered for Columbia Overseas Core Fund	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #175 on Form N-1A	(i)(3)	2/16/2018

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(i)(4)
Opinion and consent of counsel as to the
legality of the securities being registered
for Columbia Integrated Large Cap
Growth Fund, Columbia Integrated
Large Cap Value Fund, Columbia
Integrated Small Cap Growth Fund,
Columbia Pyrford International Stock
Fund and Columbia Ultra Short
Municipal Bond Fund
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #227 on Form N-1A	(i)(4)	12/7/2021
(j)(1)	Consent of PricewaterhouseCoopers LLP, dated June 25, 2025, for Funds with fiscal year ended 2/28/2025	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #250 on Form N-1A	(j)(1)	6/26/2025
(j)(2)	Consent of PricewaterhouseCoopers LLP, dated September 23, 2025, for Funds with fiscal year ended 5/31/2025	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #251 on Form N-1A	(j)(2)	9/24/2025
(j)(3)	Consent of PricewaterhouseCoopers LLP, dated November 21, 2025, for Funds with fiscal year ended 7/31/2025	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #252 on Form N-1A	(j)(3)	11/24/2025
(j)(4)	Consent of PricewaterhouseCoopers LLP, dated December 19, 2025, for Funds with fiscal year ended 8/31/2025	Filed Herewith	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #253 on Form N-1A	(j)(4)	12/22/2025
(j)(5)	Consent of PricewaterhouseCoopers LLP, dated February 25, 2025, for Funds with fiscal year ended 10/31/2024	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #248 on Form N-1A	(j)(5)	2/26/2025
(j)(6)	Consent of PricewaterhouseCoopers LLP, dated May 22, 2025, for Funds with fiscal year ended 1/31/2025	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #249 on Form N-1A	(j)(6)	5/23/2025
(k)	Omitted Financial Statements: Not Applicable
(l)	Initial Capital Agreement: Not Applicable
(m)(1)
Plan of Distribution and Amended and
Restated Agreement of Distribution
between Columbia Management
Investment Distributors, Inc. and the
Registrant, dated November 7, 2008,
amended and restated September 27,
2010
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #107 on Form N-1A	(m)(1)	4/23/2014
(m)(1)(i)
Schedule A, dated July 1, 2024, to the
Plan of Distribution and Amended and
Restated Agreement of Distribution
between Columbia Management
Investment Distributors, Inc. and the
Registrant, dated November 7, 2008,
amended and restated September 27,
2010
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #245 on Form N-1A	(m)(1)(i)	9/24/2024
(n)	Rule 18f – 3 Multi-Class Plan, approved November 8, 2023, restated and amended March 1, 2025	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #425 on Form N-1A	(n)	4/1/2025

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(o)	Reserved
(p)(1)	Code of Ethics adopted under Rule 17j-1 for Registrant, effective March 2019	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #68 on Form N-1A	(p)(1)	4/26/2019
(p)(2)	Columbia Threadneedle Investments Global Personal Account Dealing and Code of Ethics, effective September 2025	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #48 on Form N-1A	(p)(2)	12/17/2025
(p)(3)	American Century Investment Management, Inc. Code of Ethics, updated July 1, 2025	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #251 on Form N-1A	(p)(3)	9/24/2025
(p)(4)	Diamond Hill Capital Management, Inc. Code of Ethics, amended April 1, 2025	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #250 on Form N-1A	(p)(4)	6/26/2025
(p)(5)	Pyrford International Ltd Code of Ethics, revised February 23, 2022	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #230 on Form N-1A	(p)(5)	5/25/2022
Item 29. Persons Controlled by or Under Common Control with the Registrant
Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), as sponsor of the Columbia funds, may make initial capital investments in Columbia funds (seed accounts). Columbia Management also serves as investment manager of certain Columbia funds-of-funds that invest primarily in shares of affiliated funds (the underlying funds). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain Columbia funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion as the vote of the direct public shareholders vote; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.
Item 30. Indemnification
Article Ten of the Bylaws of the Registrant provides that the Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and each of its other trustees and officers (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons), to the fullest extent authorized by applicable law against all liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, all as more fully set forth in the Bylaws, which are filed as an exhibit to the registration statement. The Registrant has also agreed in an indemnification agreement to indemnify to the fullest extent authorized by applicable law against all liabilities and expenses incurred in connection with the defense or disposition any proceeding in which a trustee may be or may have been threatened by reason of any alleged act or omission as a trustee or by reason of being or having been a trustee, except with respect to any matter as to which the trustee shall have been finally adjudicated not to have acted in good faith in the reasonable belief that such trustee’s action was in the best interests of the Registrant, all as more fully set forth in the indemnification agreement with each trustee, a form of which has been filed as an exhibit to this registration statement.

Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

In accordance with Section 17(h) of the 1940 Act, no trustee or officer is indemnified under the Bylaws and, in the case of a trustee, the indemnification agreement against any liability by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of his or her office.
Pursuant to the Distribution Agreement, Columbia Management Investment Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement.
The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.
The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (SEC), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.
Item 31. Business and Other Connections of the Investment Adviser
To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (Columbia Management), the Registrant’s investment adviser, or any subadviser to a series of the Registrant, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.
(a)
Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of Columbia Management and the directors and principal officers of Columbia Management is also included in the Form ADV filed by Columbia Management with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which information is incorporated herein by reference. In addition to their position with Columbia Management, certain directors and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries.
(b)
American Century Investment Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of American Century Investment Management, Inc. is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by American Century Investment Management, Inc. and is incorporated herein by reference. Information about the business of American Century Investment Management, Inc. and the directors and principal executive officers of American Century Investment Management, Inc. is also included in the Form ADV filed by American Century Investment Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-8174), which information is incorporated herein by reference.
(c)
Diamond Hill Capital Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Diamond Hill Capital Management, Inc. is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Diamond Hill Capital Management, Inc. and is incorporated herein by reference. Information about the business of Diamond Hill Capital Management, Inc. and the directors and principal executive officers of Diamond Hill Capital Management, Inc. is also included in the Form ADV filed by Diamond Hill Capital Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-32176), which information is incorporated herein by reference.
(d)
Pyrford International Ltd performs investment management services for the Registrant and certain other clients. Information regarding the business of Pyrford International Ltd is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Pyrford International Ltd and is incorporated herein by reference. Information about the business of Pyrford International Ltd and the directors and principal executive officers of Pyrford International Ltd is also included in the Form ADV filed by Pyrford International Ltd with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-34270), which information is incorporated herein by reference.

Item 32. Principal Underwriter
(a)
Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:
Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Credit Income Opportunities Fund; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Series Trust (formerly Wanger Advisors Trust); and Columbia Funds Variable Series Trust II.
(b)
As to each director, officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
William F. Truscott	President, Chief Executive Officer and Chairman of the Board	Senior Vice President
Francine Asselta	Vice President and Head of North America Institutional	None
Michael S. Mattox	Chief Financial Officer	None
Michael E. DeFao	Vice President, Chief Legal Officer and Assistant Secretary	Vice President and Assistant Secretary
Stephen O. Buff	Vice President, Chief Compliance Officer	None
James Bumpus	Vice President and Head of Intermediary Markets and Director	None
Thomas A. Jones	Vice President and Head of Strategic Relations	None
Gary Rawdon	Vice President – Distribution Strategy, Planning and Execution	None
Marc Zeitoun	Vice President and Head of North America Product and Director	None
Suzanne Lieb	Vice President and Head of North America Marketing	None
Wendy B. Mahling	Secretary	None
Matthew Bolinksy	Vice President and Assistant Secretary	None
Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary
Amy L. Hackbarth	Vice President and Assistant Secretary	None
Ryan C. Larrenaga	Vice President and Assistant Secretary	Board Member, Senior Vice President, Chief Legal Officer and Secretary
Christopher O. Petersen	Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary
Odeh Stevens	Vice President and Assistant Secretary	None
Kayla Sylvia	Vice President and Assistant Secretary	None
Lee Thoresen	Vice President and Assistant Secretary	None
Shweta J. Jhanji	Vice President and Treasurer	None
Kristin Weisser	Conflicts Officer	None
*
The principal business address of Columbia Management Investment Distributors, Inc. is 290 Congress Street, Boston, MA 02210.
(c)
Not Applicable.
Item 33. Location of Accounts and Records
Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:
■
Registrant, 290 Congress Street, Boston, MA 02210;
■
Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 290 Congress Street, Boston, MA 02210;
■
Registrant’s subadviser, American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111-7709;
■
Registrant’s subadviser, Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215;
■
Registrant’s subadviser, Pyrford International Ltd, Cannon Place, 78 Cannon Street, London EC4N 6AG, UK;
■
Registrant’s former subadviser, Dimensional Fund Advisors, L.P., 6300 Bee Cave Road, Building One, Austin, TX 78746;
■
Registrant’s former subadviser, Threadneedle International Limited, Cannon Place, 78 Cannon Street, London EC4N 6AG, UK;
■
Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210;
■
Registrant’s transfer agent, Columbia Management Investment Services Corp., 290 Congress Street, Boston, MA 02210;

■
Registrant’s sub-transfer agent, SS&C GIDS, Inc., 30 Braintree Hill Office Park, Suite 400, Braintree, MA 02184; and
■
Registrant’s custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.
In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.
Certain information on the above-referenced physical possession of accounts, books and other documents is also included in the Registrant’s filings on Form N-CEN filed with the Securities and Exchange Commission:
Funds FYE	N-CEN filing date
January 31, 2025	April 8, 2025
February 28, 2025	May 7, 2025
May 31, 2025	August 11, 2025
July 31, 2025	October 10, 2025
August 31, 2025	November 7, 2025
October 31, 2024	January 10, 2025
Item 34. Management Services
Not Applicable.
Item 35. Undertakings
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of December, 2025.
COLUMBIA FUNDS SERIES TRUST II
By:	/s/ Michael G. Clarke
Michael G. Clarke President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of December, 2025.
Signature	Capacity	Signature	Capacity
/s/ Michael G. Clarke	President (Principal Executive Officer)	/s/ Brian J. Gallagher*	Trustee
Michael G. Clarke		Brian J. Gallagher
/s/ Charles H. Chiesa*	Chief Financial Officer, Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer	/s/ Douglas A. Hacker*	Trustee
Charles H. Chiesa		Douglas A. Hacker
/s/ Pamela G. Carlton*	Chair of the Board	/s/ Ryan C. Larrenaga*	Trustee
Pamela G. Carlton		Ryan C. Larrenaga
/s/ George S. Batejan*	Trustee	/s/ Nancy T. Lukitsh*	Trustee
George S. Batejan		Nancy T. Lukitsh
/s/ Kathleen A. Blatz*	Trustee	/s/ Jeninne C. McGee*	Trustee
Kathleen A. Blatz		Jeninne C. McGee
/s/ Janet Langford Carrig*	Trustee	/s/ David M. Moffett*	Trustee
Janet Langford Carrig		David M. Moffett
/s/ J. Kevin Connaughton*	Trustee	/s/ Catherine James Paglia*	Trustee
J. Kevin Connaughton		Catherine James Paglia
/s/ Olive M. Darragh*	Trustee	/s/ Natalie A. Trunow*	Trustee
Olive M. Darragh		Natalie A. Trunow
/s/ Patricia M. Flynn*	Trustee	/s/ Sandra L. Yeager*	Trustee
Patricia M. Flynn		Sandra L. Yeager

*	By: Name:	/s/ Joseph D’Alessandro
Joseph D’Alessandro** Attorney-in-fact
**
Executed by Joseph D’Alessandro on behalf of Charles H. Chiesa pursuant to a Power of Attorney, dated September 5, 2025, on behalf of Ryan C. Larrenaga pursuant to a Trustee Power of Attorney, dated September 5, 2025, on behalf of Jeninne C.
McGee pursuant to a Trustee Power of Attorney, dated July 29, 2025, and on behalf of each of the Trustees pursuant to a
Trustees’ Power of Attorney, dated March 1, 2025.

COLUMBIA ACORN TRUST
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
WANGER ADVISORS TRUST
(each a “Registrant”)
POWER OF ATTORNEY
Each of the undersigned constitutes and appoints Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Ryan C. Larrenaga, Brian D. McCabe, Christopher O. Petersen, and Megan E. Garcy, each individually, his or her true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as a trustee of each Registrant, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked with respect to any undersigned trustee by any subsequent power of attorney the undersigned may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.

Dated: March 1, 2025

[REMAINDER OF THIS PAGE IS LEFT BLANK INTENTIONALLY]

/s/ George S. Batejan	Trustee	/s/ Brian J. Gallagher	Trustee
George S. Batejan		Brian J. Gallagher
/s/ Daniel J. Beckman	Trustee	/s/ Douglas Hacker	Trustee
Daniel J. Beckman		Douglas Hacker
/s/ Kathleen A. Blatz	Trustee	/s/ Nancy T. Lukitsh	Trustee
Kathleen A. Blatz		Nancy T. Lukitsh
/s/ Pamela G. Carlton	Trustee	/s/ David M. Moffett	Trustee
Pamela G. Carlton		David M. Moffett
/s/ Janet Langford Carrig	Trustee	/s/ Catherine James Paglia	Trustee
Janet Langford Carrig		Catherine James Paglia
/s/ J. Kevin Connaughton	Trustee	/s/ Natalie A. Trunow	Trustee
J. Kevin Connaughton		Natalie A. Trunow
/s/ Olive M. Darragh	Trustee	/s/ Sandra L. Yeager	Trustee
Olive M. Darragh		Sandra L. Yeager
/s/ Patricia M. Flynn	Trustee
Patricia M. Flynn

COLUMBIA ACORN TRUST
COLUMBIA CREDIT INCOME OPPORTUNITIES FUND
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
(each a “Registrant”)
POWER OF ATTORNEY
The undersigned constitutes and appoints Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Brian D. McCabe and Christopher O. Petersen, each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as a trustee of each Registrant, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked with respect to the undersigned trustee by any subsequent power of attorney the undersigned may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.

Dated: September 5, 2025

/s/ Ryan C. Larrenaga	Trustee
Ryan C. Larrenaga

COLUMBIA ACORN TRUST
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
(each a “Registrant”)
POWER OF ATTORNEY
The undersigned constitutes and appoints Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Ryan C. Larrenaga, Brian D. McCabe and Christopher O. Petersen, each individually, her true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as a trustee of each Registrant, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked with respect to the undersigned trustee by any subsequent power of attorney the undersigned may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.

Dated: July 29, 2025

/s/ Jeninne C. McGee	Trustee
Jeninne C. McGee

COLUMBIA ACORN TRUST
COLUMBIA CREDIT INCOME OPPORTUNITIES FUND
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
COLUMBIA SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND
TRI-CONTINENTAL CORPORATION
(each a “Registrant”)
POWER OF ATTORNEY
The undersigned does hereby constitute and appoint Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Ryan C. Larrenaga and Christopher O. Petersen, each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as Chief Financial Officer, Principal Financial Officer, Treasurer and Chief Accounting Officer of each Registrant, as applicable, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked by any subsequent power of attorney I may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.
Dated: September 5, 2025
/s/ Charles H. Chiesa
Charles H. Chiesa

Exhibit Index
Exhibits Related to Item 28 of Part C
(j)(4)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP)
Exhibits Related to XBRL Interactive Data Files
Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase